UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: July 31

Date of reporting period: July 31, 2008

Item 1.	Reports to Stockholders.

Annual Report

July 31, 2008

Classic ProFunds

Bull

Mid-Cap

Small-Cap

NASDAQ-100

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Europe 30

Ultra ProFunds

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraDow 30

UltraNASDAQ-100

UltraInternational

UltraEmerging Markets

UltraLatin America

UltraChina

UltraJapan

Inverse ProFunds

Bear

Short Small-Cap

Short NASDAQ-100

UltraBear

UltraShort Mid-Cap

UltraShort Small-Cap

UltraShort Dow 30

UltraShort NASDAQ-100

UltraShort International

UltraShort Emerging Markets

UltraShort Latin America

UltraShort China

UltraShort Japan

UltraSector ProFunds

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Mobile Telecommunications

Oil & Gas

Oil Equipment, Services & Distribution

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

Inverse Sector ProFunds

Short Oil & Gas

Short Precious Metals

Short Real Estate

Non-Equity ProFunds

U.S. Government Plus

Rising Rates Opportunity 10

Rising Rates Opportunity

Rising U.S. Dollar

Falling U.S. Dollar

i	Message from the Chairman
ii	Management Discussion of Fund Performance
lxvii	Allocation of Portfolio Holdings & Index Composition
xc	Expense Examples
Schedules of Portfolio Investments
1	Bull ProFund
3	Mid-Cap ProFund
8	Small-Cap ProFund
10	NASDAQ-100 ProFund
12	Large-Cap Value ProFund
16	Large-Cap Growth ProFund
20	Mid-Cap Value ProFund
24	Mid-Cap Growth ProFund
27	Small-Cap Value ProFund
32	Small-Cap Growth ProFund
37	Europe 30 ProFund
38	UltraBull ProFund
40	UltraMid-Cap ProFund
45	UltraSmall-Cap ProFund
47	UltraDow 30 ProFund
49	UltraNASDAQ-100 ProFund
51	UltraInternational ProFund
52	UltraEmerging Markets ProFund
54	UltraLatin America ProFund
56	UltraChina ProFund
58	UltraJapan ProFund
59	Bear ProFund
60	Short Small-Cap ProFund
61	Short NASDAQ-100 ProFund
62	UltraBear ProFund
63	UltraShort Mid-Cap ProFund
64	UltraShort Small-Cap ProFund
65	UltraShort Dow 30 ProFund
66	UltraShort NASDAQ-100 ProFund
67	UltraShort International ProFund
68	UltraShort Emerging Markets ProFund
69	UltraShort Latin America ProFund
70	UltraShort China ProFund
71	UltraShort Japan ProFund
72	Banks UltraSector ProFund
74	Basic Materials UltraSector ProFund
76	Biotechnology UltraSector ProFund
77	Consumer Goods UltraSector ProFund
79	Consumer Services UltraSector ProFund
82	Financials UltraSector ProFund
85	Health Care UltraSector ProFund
87	Industrials UltraSector ProFund
90	Internet UltraSector ProFund
91	Mobile Telecommunications UltraSector ProFund
92	Oil & Gas UltraSector ProFund
94	Oil Equipment, Services & Distribution UltraSector ProFund
95	Pharmaceuticals UltraSector ProFund
96	Precious Metals UltraSector ProFund
97	Real Estate UltraSector ProFund
99	Semiconductor UltraSector ProFund
101	Technology UltraSector ProFund
103	Telecommunications UltraSector ProFund
104	Utilities UltraSector ProFund
106	Short Oil & Gas ProFund
107	Short Precious Metals ProFund
108	Short Real Estate ProFund
109	U.S. Government Plus ProFund
110	Rising Rates Opportunity 10 ProFund
111	Rising Rates Opportunity ProFund
112	Rising U.S. Dollar ProFund
113	Falling U.S. Dollar ProFund
114	Statements of Assets and Liabilities
128	Statements of Operations
142	Statements of Changes in Net Assets
167	Financial Highlights
198	Notes to Financial Statements
218	Report of Independent Registered Public Accounting Firm
219	Trustees and Officers

Message from the Chairman

Dear Shareholder,

I am pleased to present the Annual Report to Shareholders of ProFunds for the one-year period ended July 31, 2008.

Equities Crushed

Despite temporary run-ups in the fall and spring, the overall trend was down over the period for the equity markets. The S&P 500 Index, a well-known benchmark for large-cap stocks, lost 11.1% as the gloom surrounding the economy and the credit and housing markets failed to lift. Small-cap stocks, as measured by the Russell 2000 Index, fared somewhat better, losing 6.7%, as did mid-cap stocks, with the S&P MidCap 400 Index losing 5.0%.

Most U.S. equity sectors suffered. Mobile telecommunications, banks, financials, and consumer services all saw significant double-digit losses. Gains were reported by the energy, basic materials, precious metals, and biotechnology sectors.

International equity indexes posted mixed results. Developed markets outside the U.S., as measured by the MSCI EAFE Index (Europe, Australasia, and Far East) lost 12.2%, while emerging markets, as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index, gained 3.9%.

Treasurys Rise, the Dollar Weakens

In the fixed-income markets, investors’ appetite for quality resulted in gains overall for the Long Bond (10.3%) and the 10-year Treasury (11.3%). The New York Board of Trade’s Dollar Index, a measure of the U.S. Dollar against a basket of six currencies, stabilized in the spring but still finished down 9.4%.

The Aftermath Economy

The combined prospect of higher inflation, slower growth, and the aftermath of the housing slump and credit crisis continued to play out in the economy. GDP grew 2.2% during the last four quarters, according to the government’s latest estimate for the period, and consensus forecasts for early 2009 call for growth at about 1.5%. Meanwhile, unemployment rose a full

Michael L. Sapir — Chairman

percentage point, to 5.7%, CPI surged 5.6% year-over-year, and corporate profits were down 7.0% from last year. These factors all pose a major challenge to the financial markets.

Opportunities in All Market Conditions

Today’s difficult times demand innovative strategies for protecting and growing wealth. Our goal is to provide funds that enable you to implement those strategies, so you can capitalize on opportunities in all market conditions. As always, we deeply appreciate your continued trust and confidence in ProFunds.

Sincerely,

Michael L. Sapir

Chairman

Carefully consider the investment objectives, risks, charges and expenses of ProFunds and Access Funds before investing or sending money. This and other information can be found in their prospectuses. Read the prospectus carefully before investing. For a ProFunds prospectus, please call 888-PRO-FNDS (888-776-3637) or visit www.profunds.com. Financial professionals should call 888-PRO-5717 (888-776-5717).

i

PROFUNDS

Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.1 ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.2

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund during the twelve months ended July 31, 2008:3

•

Benchmark Performance: The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•

The Impact of Leverage on the Funds’ Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or greater than –100% of the daily performance of an index (i.e., the Ultra ProFunds, UltraBear, UltraShort Mid-Cap, UltraShort Small-Cap, UltraShort Dow 30, UltraShort NASDAQ-100, UltraShort International, UltraShort Emerging Markets, UltraShort Japan, UltraShort Latin America, UltraShort China, UltraSector ProFunds, U.S. Government Plus, and Rising Rates Opportunity) was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index (i.e. Classic ProFunds, Bear, Short Small Cap, Short NASDAQ-100, Inverse Sector ProFunds, Rising Rates Opportunity 10, Rising U.S. Dollar, and Falling U.S. Dollar). The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% (i.e., the Inverse ProFunds, Inverse Sector ProFunds, Rising Rates Opportunity, Rising Rates Opportunity 10, and Falling U.S. Dollar) was inversely impacted by the daily performance of the Funds’ underlying indexes.

•

Compounding of Daily Returns and Volatility: Leveraged and Inverse ProFunds are designed to provide either a positive or negative multiple of index performance on a daily basis (before fees and expenses). A common misconception is that the Funds also should provide 200%, –200%, –125% or –100% of index performance over longer periods, such as a week, month or year. However, Fund returns over longer periods are generally less than or greater than the returns that would result from such an expectation.

The hypothetical example below is illustrative. Fund XYZ seeks to double the daily performance of Index XYZ. On each day, Fund XYZ performs in line with its objective (200% of the index’s daily performance). You might expect that over the entire five-day period, the fund’s total return would be double that of the index, but that’s not the case. For the entire period, Index XYZ gained 5.1% while Fund XYZ gained only 9.8%.

	Index XYZ		Fund XYZ
	Level	Daily Performance	Daily Performance	Net Asset Value
Start	100.0			$100.00
Day 1	103.0	3.0%	6.0%	$106.00
Day 2	99.9	–3.0%	–6.0%	$ 99.64
Day 3	103.9	4.0%	8.0%	$107.61
Day 4	101.3	–2.5%	–5.0%	$102.23
Day 5	105.1	3.7%	7.4%	$109.80

Total Return		5.1%	9.8%

This is due to several factors, but a significant one is index volatility and its effect on fund compounding. In general, periods of higher index volatility will cause the effect of compounding to be more pronounced, while periods of lower index volatility will produce a more muted or even positive effect.

Index volatility measures how much an index’s value fluctuates, in either direction, over time. A higher volatility means that the index has experienced more dramatic changes in value. A lower volatility means that the index has changed at a steadier pace.

[1]	Other than Money Market ProFund, which is not discussed herein.
[2]

A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, UltraNASDAQ-100 ProFund has a benchmark of 200% the daily return of the NASDAQ-100 Index.

[3]	Past performance is not a guarantee of future results.
[4]

Unlike ProFunds, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the ProFunds negatively impact the performance of the ProFunds. Performance for each ProFund will differ from the underlying index or security performance.

PROFUNDS

Management Discussion of Fund Performance (continued) (unaudited)

To demonstrate this point, in the example above let’s compare Fund XYZ from the previous example to the less volatile (and also hypothetical) Fund ABC, designed to double (200%) the daily performance of Index ABC. At left, the steady uptrend of Index ABC led to a compounding effect (magnified gains upon gains) in Fund ABC that more than doubled the index’s return (10.4% vs. 5.1%). At right, the more volatile Index XYZ led to magnified fund gains and losses, producing less than 200% (9.8% vs. 5.1%). (Remember, you can’t invest directly in an index, and hypothetical fund performance does not reflect fund fees and expenses.)

In the end, the Funds are designed to accomplish their objectives on a daily basis. As a result, you shouldn’t expect the Funds to provide 200%, –200%, –125% or –100% of index performance over longer periods. If you’re interested in more details about the Funds’ longer-term performance, please see the description of correlation risk in the Funds’ prospectus, which you can download at www.ProFunds.com. Also, you can download the Funds’ statement of additional information, which contains a deeper discussion of the factors that affect the Funds’ longer-term performance, including three tables that estimate one-year fund performance based on index behavior.

•

Cost of Obtaining Leverage and Inverse Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•

Equity Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•

Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

Market Conditions Affecting Benchmark and Fund Performance — All Funds

General Factors Affecting Benchmark and Fund Performance:

Fifty-seven (57) ProFunds were in existence for the entire period covered by this annual report. Four additional international funds; two Latin American and two Chinese funds were launched on two different dates over this period. Below we review general economic and market events, as well as index performance, for the entire year ended July 31, 2008.

Economy:

The U.S. economy faced many challenges over the course of the year and the financial markets were under considerable stress. The housing market contraction and the deteriorating performance of subprime mortgages led to a global credit crisis. Commodity prices surged, especially oil, crops, and metals, consumer confidence dropped, the U.S. Dollar dropped significantly against the Euro, and the unemployment rate rose. Gross Domestic Product (GDP) growth declined dramatically going from a growth rate of 4.8% for the third quarter 2007 to –0.02% for the fourth quarter and remained sluggish at 0.9% for the first quarter of 2008.

To help mitigate the impact that these factors had on economic activity, the Federal Open Market Committee reduced its target for the federal funds rate by 325 basis points to 2% between September 2007 and April 2008. To help relieve the pressures in the market for interbank lending, the Federal Reserve also introduced a Term Auction Facility (TAF) and to help stimulate the economy the government passed a fiscal stimulus package of $150 billion in tax rebates. Consumer spending and exports helped GDP expand by 3.3% for the second quarter of 2008.

The continued decline of the U.S. housing market triggered high default rates and foreclosures. Those companies holding portfolios of difficult to value mortgage backed securities (residential and commercial) were forced to take significant write-downs which affected their own creditworthiness. Much of the depreciating equity values within the financial sector can be

PROFUNDS

Management Discussion of Fund Performance (continued) (unaudited)

attributed to the discount that investors were placing on the mortgage related holdings of these companies. The risk of not knowing the true breadth of the quality and size of these loan portfolios has caused a dramatic sell off in the financial sector. A reassessment of credit risk throughout all asset classes caused credit spreads to widen, which has made it more difficult and expensive for individuals and small business to borrow and for the latter to expand operations.

In March 2008 Bear Stearns Company, the fifth largest investment bank in the U.S., was on the edge of failure due to bad debts on mortgage related securities and to losing access to short term financing markets. Because of the threat to financial stability a major failure would have on the financial markets and the U.S. economy, the Federal Reserve used emergency authorities to provide special financing to facilitate the acquisition of Bear Stearns by JPMorgan Chase & Co.

Index Performance:5

For the 12-month period ending July 31, 2008 the U.S. equity market posted mostly negative returns as measured by various broad-market indexes. Fears of rising inflation, the looming possibility of a recession, the fallout from the subprime mortgage crisis, and the subsequent credit crunch were all factors that affected the major indexes. The best known measure of U.S. large cap stocks, the S&P 500 Index, was down -11.09% for the period. The S&P MidCap 400 Index returned –4.97%, the Dow Jones Industrial Average returned –11.71%, the Russell 2000 Index returned –6.71%, and the NASDAQ-100 returned –3.81% for the year ending July 31, 2008. The technology heavy NASDAQ-100, as well as other industries that either benefitted from or were resistant to rising commodity costs, tended to perform better over the period. Growth indexes fared relatively better than value indexes, which were more exposed to housing, consumer spending, and credit markets.

ProFunds manages 22 sector funds, three of which are inverse sector funds. Certain sectors of the market saw performances that deviated significantly from the broader market performances. As measured by the Dow Jones Total Market Indexes, sectors that significantly outperformed the broad markets included Biotechnology (+27.17%), Basic Materials (+15.28%), Precious Metals (+14.95%), and Oil Equipment (+14.86%). Sectors substantially underperforming the broad market were Mobile Telecommunications (–47.15%), Banks (–32.26%), Financials (–29.96%), Telecommunications (–23.95%), Semiconductors (–20.41%), and Consumer Services (–16.48%). The remainder of the sectors, tracked by various ProFunds, posted less dramatic returns. Outperforming the S&P 500 were Oil & Gas (+7.72%), Utilities (2.39%), Health Care (–1.02%), Consumer Goods (–3.08%), Pharmaceuticals (–7.70%), Real Estate (–7.88%), Technology (–8.57%), Internet (–8.79%), and Industrials (–9.13%). Growth stocks, characterized by higher earnings per share growth rates and higher internal growth rates, outperformed their value counterparts, although both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced negative returns. Based on these indices, growth beat value throughout the capitalization spectrum for the year ending July 31, 2008: Large Growth, –6.29% verses Large Value –15.84%; Mid Growth, –0.73% versus Mid Value –8.91%; Small Growth, –5.15% versus Small Value –11.06%.

International equity markets were not immune to the global credit crisis. European markets posted negative returns as investors grew concerned over the financial strength of banks and continued signs of economic weakness .The three primary country indexes in Europe were all down over the period: Germany’s DAX Index, –2.72%; France’s CAC 40 Index, –10.05%; and the U.K.’s FTSE 100 Index, –11.21%, all quoted in U.S. Dollar terms. In Asia, Japan’s Nikkei 225 Index was down –13.16% in U.S. Dollar terms (–21.35% in yen terms.) The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., lost –12.19%, assuming net dividends reinvestment. Emerging Markets posted a gain: The Bank of New York Mellon’s Emerging Market 50 ADR Index, with significant weights in companies from Brazil, Korea, China, Mexico, and Taiwan, rose 3.94%. Also, during the period, ProFunds launched four funds benchmarked to the Bank of New York Mellon Latin America 35 ADR Index and the Bank of New York Mellon China Select ADR Index. The Bank of New York Mellon Latin America 35 ADR Index was up 6.87% and the Bank of New York Mellon China Select ADR Index was down –16.05% from the time of inception of the Funds to July 31, 2008.

Fixed income markets posted generally positive returns for the period. ProFunds offers three funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond and the ten-year U.S. Treasury note. Based on data from Ryan Labs, the 30-year bond returned +10.31%, and the ten-year note returned +11.25%. Two ProFunds are benchmarked to the New York Board of Trade’s Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index declined –9.38% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Index Volatility

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 for the year ended July 31, 2008, was 20.9%, which was considerably higher than the prior year’s volatility of 10.7%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Bank of New York Mellon China Select ADR Index. The least volatile were the Lehman Composite U.S. Treasury and U.S. Dollar indices. The volatility of each index is shown below.

Underlying Index	One Year Return*	Index Volatility*
Dow Jones U.S. Banks Index	–32.26%	46.7%
Bank of New York Mellon China Select ADR Index*	–16.05%	44.0%
Dow Jones Precious Metals Index	14.95%	40.6%
Dow Jones U.S. Mobile Telecommunications Index	–47.15%	39.6%
Bank of New York Mellon Latin America 35 ADR Index*	6.87%	39.2%

PROFUNDS

Management Discussion of Fund Performance (continued) (unaudited)

Underlying Index	One Year Return*	Index Volatility*
Dow Jones U.S. Financials Index	–29.96%	38.8%
Dow Jones U.S. Real Estate Index	–7.88%	36.9%
Bank of New York Mellon Emerging Markets 50 ADR Index	3.94%	36.6%
Dow Jones U.S. Oil Equipment, Services & Distribution Index	14.86%	34.1%
Dow Jones U.S. Basic Materials Index	15.28%	31.8%
Dow Jones U.S. Semiconductors Index	–20.41%	30.2%
Dow Jones U.S. Oil & Gas Index	7.72%	28.9%
Nikkei 225 Stock Average	–13.16%	27.0%
Dow Jones Composite Internet Index	–8.79%	27.0%
S&P SmallCap 600/Citigroup Value Index	–11.06%	26.9%
Russell 2000 Index	–6.71%	26.1%
NASDAQ–100 Index	–3.81%	25.1%
Dow Jones U.S. Telecommunications Index	–23.95%	24.8%
Dow Jones U.S. Technology Index	–8.57%	24.5%
S&P 500/Citigroup Value Index	–15.84%	23.6%
ProFunds Europe 30 Index	–8.89%	22.6%
S&P SmallCap 600/Citigroup Growth Index	–5.15%	22.5%
Dow Jones U.S. Consumer Services Index	–16.48%	22.4%
Dow Jones U.S. Industrials Index	–9.13%	22.3%
S&P MidCap 400/ Citigroup Value Index	–8.91%	22.0%
S&P MidCap 400/Citigroup Growth Index	–0.73%	21.7%
S&P MidCap 400 Index	–4.97%	21.5%
S&P 500 Index	–11.09%	20.9%
Dow Jones U.S. Biotechnology Index	27.17%	20.2%
Dow Jones Industrial Average	–11.71%	19.5%
MSCI EAFE Index	–12.19%	19.5%
S&P 500/Citigroup Growth Index	–6.29%	19.3%
Dow Jones U.S. Utilities Index	2.39%	18.8%
Dow Jones U.S. Pharmaceuticals Index	–7.70%	16.4%
Dow Jones U.S. Consumer Goods Index	–3.08%	15.3%
Dow Jones U.S. Health Care Index	–1.02%	14.8%
30-year U.S. Treasury Bond	10.31%	12.4%
Lehman Brothers U.S. Treasury: Long Term Index	9.90%	11.3%
10-year U.S. Treasury Note	11.25%	7.7%
U.S. Dollar Index	–9.38%	7.4%
Lehman Brothers Composite U.S. Treasury Index	9.20%	5.6%

*	Return and volatility are for the shorter of fund inception or one year.

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was 4.49% at the beginning of the year, dropping to 2.43% at the end of the period. Each Ultra Fund essentially pays one-times this rate plus a spread, while each Short, Inverse, and Ultra Short essentially receives two and three-time this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures. These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs.

ProFunds does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of company. In addition, ProFunds does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

[5]	The index returns presented account for the theoretical reinvestment of dividends in the index (excluding the ProFunds Europe 30 Index).

v

Bull ProFund

The Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –12.51%, compared to a total return of –11.09%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were International Business Machines (+15.66%), Johnson & Johnson (+13.17%), and Procter & Gamble (+5.85%), while the bottom three performers in this group were Bank of America (–30.62%), General Electric (–27.01%), and AT&T Inc. (–21.32%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Bull ProFund from July 31, 1998 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	10 Year	Gross	Net

Investor	12/1/1997	–12.51%	5.24%	0.39%	1.50%	1.50%

Service	12/1/1997	–13.41%	4.18%	–0.58%	2.50%	2.50%

S&P 500 Index	12/1/1997	–11.09%	7.02%	2.90%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mid-Cap ProFund

The Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400® Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –6.96%, compared to a total return of –4.97%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Arch Coal (+88.39%), Flowserve Corp. (+84.50%), and Joy Global (+45.93%), while the bottom three performers in this group were Fastenal (+8.41%), Pioneer Natural (+30.66%), and FMC Technologies (+35.01%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from September 4, 2001 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	–6.96%	9.34%	5.90%	1.77%	1.58%

Service	9/4/2001	–7.85%	8.25%	4.95%	2.77%	2.58%

S&P MidCap 400 Index	9/4/2001	–4.97%	11.40%	8.61%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Small-Cap ProFund

The Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –7.59%, compared to a total return of –6.71%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Energy Conversion Devices (+134.27%), Comstock Resources Inc. (+127.14%), and Myriad Genetics Inc. (+77.90%), while the bottom three performers in this group were Wabtec (+35.90%), Sybase Inc. (+41.70%), and Woodward Governor Co. (+55.84%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from September 4, 2001 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	–7.59%	8.20%	5.33%	1.62%	1.49%

Service	9/4/2001	–8.50%	7.12%	4.26%	2.62%	2.49%

Russell 2000 Index	9/4/2001	–6.71%	9.80%	7.73%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

NASDAQ-100 ProFund

The NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –4.87%, compared to a total return of –3.81%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Research in Motion (+72.18%), Gilead Sciences (+44.99%), and Qualcomm (+32.87%), while the bottom three performers in this group were Cisco Systems (–23.94%), Microsoft (–11.28%), and Google (–7.11%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the NASDAQ-100 ProFund from August 7, 2000 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	8/7/2000	–4.87%	6.75%	–8.87%	1.49%	1.49%

Service	8/7/2000	–5.81%	5.68%	–9.76%	2.49%	2.49%

NASDAQ-100 Index	8/7/2000	–3.81%	8.12%	–8.09%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Large-Cap Value ProFund

The Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index1. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –17.59%, compared to a total return of –15.84%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Value Index is a market capitalization-weighted index comprised of the stocks in the S&P 500 index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. Formerly, the Index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Chevron (–0.82%), JP Morgan Chase (–7.68%), and Wells Fargo (–10.36%), while the bottom three performers in this group were Citigroup (–59.87%), Bank of America (–30.62%), and General Electric (–27.01%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from October 1, 2002 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	10/1/2002	–17.59%	5.70%	7.72%	1.52%	1.52%

Service	10/1/2002	–18.40%	4.65%	6.68%	2.52%	2.52%

S&P 500/Citigroup Value Index[4]	10/1/2002	–15.84%	8.08%	10.48%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Value Index. The former Index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value Index.

2 The listed Indexes are price return Indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500/Barra Value Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

x

Large-Cap Growth ProFund

The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index1. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –8.19%, compared to a total return of –6.29%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Growth Index is a market capitalization-weighted Index comprised of the stocks in the S&P 500 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Apple (+20.64%), International Business Machines (+15.66%), and Johnson & Johnson (+13.17%), while the bottom three performers in this group were Cisco Systems (–23.94%), Microsoft
(–11.28%), and Google (–7.11%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from October 1, 2002 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	10/1/2002	–8.19%	3.50%	5.21%	1.58%	1.58%

Service	10/1/2002	–9.13%	2.49%	4.24%	2.58%	2.58%

S&P 500/Citigroup Growth Index[4]	10/1/2002	–6.29%	5.94%	7.80%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Growth Index. The former Index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value Index.

2 The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

4 The S&P 500/Barra Growth Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mid-Cap Value ProFund

The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index1. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –11.07%, compared to a total return of –8.91%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Value Index is a market capitalization-weighted Index comprised of the stocks in the S&P MidCap 400 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Value Index. Formerly, the Index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Forest Oil (+40.92%), MDU Resources Group (+17.06%), and Pride International (+10.59%), while the bottom three performers in this group were Telephone and Data Systems (–36.14%), ONEOK (–10.38%), and AMB Property (–8.11%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from September 4, 2001 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	–11.07%	9.77%	6.32%	1.50%	1.50%

Service	9/4/2001	–11.97%	8.68%	5.30%	2.50%	2.50%

S&P MidCap 400/Citigroup Value Index[4]	9/4/2001	–8.91%	12.10%	9.55%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P MidCap 400/Barra Value Index. The former Index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value Index.

2 The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

4 The S&P MidCap 400/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P MidCap 400/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mid-Cap Growth ProFund

The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.1 For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –2.80%, compared to a total return of –0.73%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Growth Index is a market capitalization-weighted Index comprised of the stocks in the S&P MidCap 400 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Joy Global (+45.93%), Denbury Resources (+40.70%), and Amphenol Corp. Class A (+39.14%), while the bottom three performers in this group were Harris Corp. (–12.26%), Newfield Exploration (+1.94%), and Pioneer Natural Resources (+30.66%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from September 4, 2001 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	–2.80%	8.44%	4.76%	1.45%	1.45%

Service	9/4/2001	–3.73%	7.34%	3.72%	2.45%	2.45%

S&P MidCap 400/Citigroup Growth Index[4]	9/4/2001	–0.73%	10.73%	7.64%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 400/Barra Growth Index. The former Index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value Index.

2 The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

4 The S&P MidCap 400/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P MidCap 400/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Small-Cap Value ProFund

The Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.1 For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –12.86%, compared to a return of –11.06%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization-weighted Index comprised of the stocks in the S&P SmallCap 600 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Senior Housing Properties Trust (+21.82%), Owens & Minor (+19.43%), and Piedmont Natural Gas (+15.48%), while the bottom three performers in this group were Emcor (–16.10%), Southern Union (–15.42%), and Lennox International (–6.79%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from September 4, 2001 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	–12.86%	8.26%	5.13%	1.73%	1.49%

Service	9/4/2001	–13.80%	7.17%	4.07%	2.73%	2.49%

S&P SmallCap 600/Citigroup Value Index[4]	9/4/2001	–11.06%	10.63%	8.29%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former Index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

4 The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Small-Cap Growth ProFund

The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.1 For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –6.48%, compared to a total return of –5.15%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Growth Index is a market capitalization-weighted Index comprised of the stocks in the S&P SmallCap 600 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Ansys (+76.19%), Penn Virginia (+56.98%), and LKQ (+44.21%), while the bottom three performers in this group were Factset Research Systems ( –12.61%), Oceaneering International (+7.99%), and Landstar System ( +11.26%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from September 4, 2001 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	–6.48%	9.66%	6.63%	1.62%	1.49%

Service	9/4/2001	–7.41%	8.57%	5.64%	2.62%	2.49%

S&P SmallCap 600/Citigroup Growth Index[4]	9/4/2001	–5.15%	11.42%	9.07%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Growth Index. The former Index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

4 The S&P SmallCap 600/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Europe 30 ProFund

The Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.1 For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –8.74%, compared to a price return of –8.89%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. Dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted Index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Alcon (+26.32%), ABB (+8.93%), and BP (–11.47%), while the bottom three performers in this group were Alcatel-Lucent (–48.19%), Daimler (–36.43%), and ASML Holding (–31.47%).

Value of a $10,000 Investment†,1

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from March 15, 1999 to July 31, 2008, assuming the reinvestment of distributions. From March 15, 1999 to September 4, 2001 Europe 30 ProFund sought daily investment results that corresponded to twice (200%) the performance of a different benchmark index, the ProFunds Europe Index (“PEI”).

Performance Data

			Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date		1 Year	5 Year	Since Inception	Gross	Net

Investor	3/15/1999		–8.74%	12.49%	–3.02%	1.37%	1.37%

Service	3/15/1999		–9.66%	11.46%	–3.07%	2.37%	2.37%

ProFunds Europe 30 Index	10/18/1999	(4)	–8.89%	12.05%	2.33%	N/A	N/A

Dow Jones STOXX 50 Index	3/15/1999		–9.76%	14.08%	4.72%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 Prior to September 4, 2001, Europe 30 ProFund was named “UltraEurope ProFund” and sought daily investment results, that corresponded to twice (200%) the daily performance of the ProFunds Europe Index (PEI). The PEI averaged, on an equal-weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index, the Deutsche Aktienindex and the CAC-40.

2 The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

4 The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an Index.

5 The inception date of the ProFunds Europe 30 Index was October 18, 1999. Index data is provided for periods prior to October 18, 1999 solely for purposes of comparison.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraBull ProFund

The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the S&P 500® Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –28.23%, compared to a total return of –11.09% 1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted Index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were International Business Machines (+15.66%), Johnson & Johnson (+13.17%), and Procter & Gamble (+5.85%), while the bottom three performers in this group were Bank of America (–30.62%), General Electric (–27.01%), and AT&T Inc. (–21.32%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from July 31, 1998 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	10 Year	Gross	Net

Investor	11/27/1997	–28.23%	6.63%	–4.18%	1.45%	1.45%

Service	11/27/1997	–28.98%	5.62%	–5.09%	2.45%	2.45%

S&P 500 Index	11/27/1997	–11.09%	7.02%	2.90%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraMid-Cap ProFund

The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the S&P MidCap 400® Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –17.94%, compared to a total return of –4.97%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Arch Coal (+88.39%), Flowserve Corp. (+84.50%), and Joy Global (+45.93%), while the bottom three performers in this group were Fastenal (+8.41%), Pioneer Natural (+30.66%), and FMC Technologies (+35.01%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from February 7, 2000 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	2/7/2000	–17.94%	14.95%	4.49%	1.46%	1.46%

Service	2/7/2000	–18.76%	13.81%	3.48%	2.46%	2.46%

S&P MidCap 400 Index	2/7/2000	–4.97%	11.40%	8.39%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraSmall-Cap ProFund

The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Russell 2000® Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –21.93%, compared to a total return of –6.71%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Energy Conversion Devices (+134.27%), Comstock Resources Inc. (+127.14%), and Myriad Genetics Inc. (+77.90%), while the bottom three performers in this group were Wabtec (+35.90%.), Sybase Inc. (+41.70%), and Woodward Governor Co. (+55.84%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from February 7, 2000 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	2/7/2000	–21.93%	10.33%	–2.88%	1.42%	1.42%

Service	2/7/2000	–22.75%	9.24%	–3.84%	2.42%	2.42%

Russell 2000 Index	2/7/2000	–6.71%	9.80%	4.90%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraDow 30 ProFund

The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Dow Jones Industrial Average (DJIA). For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –29.58%, compared to a total return of –11.71%1 for the DJIA. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the DJIA.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Dow Jones Industrial Average is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were International Business Machines (+15.66%), Johnson & Johnson (+13.17%), and Procter & Gamble (+5.85%), while the bottom three performers were Boeing (–40.92%), 3M (–20.84%), and United Technologies (–12.32%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from June 3, 2002 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/3/2002	–29.58%	5.46%	1.10%	1.47%	1.47%

Service	6/3/2002	–30.31%	4.43%	0.16%	2.47%	2.47%

Dow Jones Industrial Average	6/3/2002	–11.71%	6.67%	4.96%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraNASDAQ-100 ProFund

The UltraNASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the NASDAQ-100® Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –17.73%, compared to a total return of –3.81%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Research in Motion (+72.18%), Gilead Sciences (+44.99%), and Qualcomm (+32.87%), while the bottom three performers in this group were Cisco Systems (–23.94%), Microsoft (–11.28%), and Google (–7.11%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraNASDAQ-100 ProFund from July 31, 1998 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	10 Year	Gross	Net

Investor	12/1/1997	–17.73%	7.44%	–11.47%	1.40%	1.40%

Service	12/1/1997	–18.51%	6.66%	–12.22%	2.40%	2.40%

NASDAQ-100 Index	12/1/1997	–3.81%	8.12%	3.24%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return Index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraInternational ProFund

The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. Since the foreign markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –30.59%, compared to a total return of –12.19%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI EAFE Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers (in U.S. Dollar terms) were BHP Billiton (+17.06%), Roche Holding (+14.31%), and Nestle (+13.38%), while the bottom three performers in this group were Vodafone (–11.60%), BP (–11.47%), and HSBC Holdings (–10.67%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraInternational ProFund from April 19, 2006 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	4/19/2006	–30.59%	–6.56%	1.46%	1.46%

Service	4/19/2006	–31.31%	–7.49%	2.46%	2.46%

MSCI EAFE Index	4/19/2006	–12.19%	3.16%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraEmerging Markets ProFund

The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –11.04%, compared to a total return of 3.94%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Bank of New York Mellon Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Brazil, South Korea, Mexico, Taiwan, China, Hong Kong, South Africa, India, Israel, Russia, Indonesia, and Argentina. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Petroleo Brasileiro S.A. (+72.30%), Petroleo Brasileiro S.A. Preferred (+64.15%), and Companhia Vale do Rio Doce Class A Preferred (+23.65%), while the bottom three performers in this group were America Movil (–15.68%), POSCO (–6.88%), and Taiwan Semiconductor (–5.93%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraEmerging Markets ProFund from April 19, 2006 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	4/19/2006	–11.04%	14.84%	1.37%	1.37%

Service	4/19/2006	–11.93%	13.65%	2.37%	2.37%

Bank of New York Mellon Emerging Markets 50 ADR Index	4/19/2006	3.94%	16.88%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraLatin America ProFund

The UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Bank of New York Mellon Latin America 35 ADR Index. From inception on October 16, 2007 to July 31, 2008, the Fund (Investor Class shares) had a total return of –5.47%, compared to a total return of 6.87%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index. 2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Bank of New York Mellon Latin America 35 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following countries: Brazil, Mexico, Chile, Argentina, Peru, and Colombia. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Gerdau ADS (+52.66%), Companhia Siderurgica Nacional ADS (+51.94%), and Petroleo Brasileiro ADS (+31.29%), while the bottom three performers in this group were Companhia Vale do Rio Doce ADS (–13.36%), Companhia Vale do Rio Doce Class A ADS (–10.62%), and Unibanco-Uniao de Bancos Brasileiros GDS (–5.40%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraLatin America ProFund from October 16, 2007 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Aggregate Total Return as of July 31, 2008	Expense Ratios*
	Inception Date	Since Inception	Gross	Net

Investor	10/16/2007	–5.47%	1.46%	1.46%

Service	10/16/2007	–6.00%	2.46%	2.46%

Bank of New York Mellon Latin America 35 ADR Index	10/16/2007	6.87%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraChina ProFund

The UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Bank of New York Mellon China Select ADR Index. From inception on February 4, 2008 to July 31, 2008, the Fund (Investor Class shares) had a total return of –36.37%, compared to a total return of –16.05%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Bank of New York Mellon China Select ADR Index is a free-float adjusted capitalization-weighted Index. The Index is designed to track the performance of a basket of Chinese companies who have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Baidu.com ADS (+36.95%), China Netcom ADS (+1.47%), and China Life Insurance ADS (–2.01%), while the bottom three performers in this group were Focus Media Holding ADS
(–34.42%), China Telecom ADS (–24.51%), and China Unicom ADS (–11.73%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

As the UltraChina ProFund does not have more than six months of operating results, a line graph of a $10,000 investment is not presented.

Performance Data

	Aggregate Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	Since Inception	Gross	Net

Investor	2/4/2008	-36.37%	1.51%	1.51%

Service	2/4/2008	-36.70%	2.51%	2.51%

Bank of New York Mellon China Select ADR Index	2/4/2008	-16.05%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated February 5, 2008. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The index returns reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraJapan ProFund

The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the twelve months ending July 31, 2008, the Fund (Investor Class shares) had a total return of –44.16%, compared to a total return of –13.16% for the Index as measured in unhedged U.S. Dollar terms, or –21.35% in local (Japanese Yen) terms.1 The U.S. Dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. During the year, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average.2

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Nikkei 225 Stock Average is a modified price-weighted Index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted Index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers (in U.S. Dollar terms) were Fast Retailing (+98.09%), Kyocera (–10.52%), and Canon (–12.65%), while the bottom three performers in this group were TDK Corp. (–30.66%), Fanuc (–26.39%), and Tokyo Electron (–21.86%.) Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from February 7, 2000 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	2/7/2000	–44.16%	9.32%	–13.73%	1.57%	1.57%

Service	2/7/2000	–44.74%	8.23%	–14.60%	2.57%	2.57%

Nikkei 225 Stock Average—USD Terms	2/7/2000	–13.16%	10.42%	–3.64%	N/A	N/A

Nikkei 225 Stock Average—Local (Yen) Terms	2/7/2000	–21.35%	8.02%	–3.72%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Bear ProFund

The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500® Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of 14.48%, compared to a total return of –11.09%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. 2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were International Business Machines (+15.66%), Johnson & Johnson (+13.17%), and Procter & Gamble (+5.85%), while the bottom three performers in this group were Bank of America (–30.62%), General Electric (–27.01%), and AT&T Inc. (–21.32%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Bear ProFund from July 31, 1998 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	10 Year	Gross	Net

Investor	12/30/1997	14.48%	–3.47%	–0.86%	1.56%	1.56%

Service	12/30/1997	13.33%	–4.43%	–1.86%	2.56%	2.56%

S&P 500 Index	12/30/1997	–11.09%	7.02%	2.90%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Small-Cap ProFund

The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Russell 2000® Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of 4.80%, compared to a total return of –6.71%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Energy Conversion Devices (+134.27%), Comstock Resources Inc. (+127.14%), and Myriad Genetics Inc. (+77.90%), while the bottom three performers in this group were Wabtec (+35.90%.), Sybase Inc. (+41.70%), and Woodward Governor Co. (+55.84%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from May 1, 2002 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	5/1/2002	4.80%	–8.09%	–7.04%	1.58%	1.58%

Service	5/1/2002	3.89%	–8.97%	–7.91%	2.58%	2.58%

Russell 2000 Index	5/1/2002	–6.71%	9.80%	6.87%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short NASDAQ-100 ProFund

The Short NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100® Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of 3.15%, compared to a total return of –3.81%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Research in Motion (+72.18%), Gilead Sciences (+44.99%), and Qualcomm (+32.87%), while the bottom three performers in this group were Cisco Systems (–23.94%), Microsoft (–11.28%), and Google (–7.11%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Short NASDAQ-100 ProFund from May 1, 2002 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	5/1/2002	3.15%	–5.98%	–7.63%	1.54%	1.54%

Service	5/1/2002	2.16%	–6.91%	–8.57%	2.54%	2.54%

NASDAQ-100 Index	5/1/2002	–3.81%	8.12%	6.60%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraBear ProFund

The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the S&P 500® Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of 22.51%, compared to a total return of –11.09% 1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index. 2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were International Business Machines (+15.66%), Johnson & Johnson (+13.17%), and Procter & Gamble (+5.85%), while the bottom three performers in this group were Bank of America (–30.62%), General Electric (–27.01%), and AT&T Inc. (–21.32%) . Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from July 31, 1998 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	10 Year	Gross	Net

Investor	12/22/1997	22.51%	–10.01%	–7.13%	1.42%	1.42%

Service	12/22/1997	21.45%	–10.83%	–7.95%	2.42%	2.42%

S&P 500 Index	12/22/1997	–11.09%	7.02%	2.90%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Mid-Cap ProFund

The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the S&P MidCap 400® Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of 5.50%, compared to a total return of –4.97%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Arch Coal (+88.39%), Flowserve Corp. (+84.50%), and Joy Global (+45.93%), while the bottom three performers in this group were Fastenal (+8.41%), Pioneer Natural (+30.66%), and FMC Technologies (+35.01%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from January 30, 2004 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	1/30/2004	5.50%	–14.36%	1.67%	1.58%

Service	1/30/2004	4.39%	–15.28%	2.67%	2.58%

S&P MidCap 400 Index	1/30/2004	–4.97%	8.46%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Small-Cap ProFund

The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Russell 2000® Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of .45%, compared to a return of –6.71%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Energy Conversion Devices (+134.27%), Comstock Resources Inc. (+127.14%), and Myriad Genetics Inc. (+77.90%), while the bottom three performers in this group were Wabtec (+35.90%.), Sybase Inc. (+41.70%), and Woodward Governor Co. (+55.84%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from January 30, 2004 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	1/30/2004	0.45%	–13.93%	1.44%	1.44%

Service	1/30/2004	–0.47%	–14.79%	2.44%	2.44%

Russell 2000 Index	1/30/2004	–6.71%	6.02%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Dow 30 ProFund

The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Dow Jones Industrial Average (DJIA). For the twelve months ending July 31, 2008, the Fund (Investor Class shares) had a total return of 24.47%, compared to a total return of –11.71%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Dow Jones Industrial Average is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were International Business Machines (+15.66%), Johnson & Johnson (+13.17%), and Procter & Gamble (+5.85%), while the bottom three performers were Boeing (–40.92%), 3M (–20.84%), and United Technologies (–12.32%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 22, 2004 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	7/22/2004	24.47%	–6.95%	1.55%	1.55%

Service	7/22/2004	23.32%	–7.89%	2.55%	2.55%

Dow Jones Industrial Average	7/22/2004	–11.71%	5.54%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort NASDAQ-100 ProFund

The UltraShort NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the NASDAQ-100® Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –1.17%, compared to a total return of –3.81%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the Index’s daily performance.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Research in Motion (+72.18%), Gilead Sciences (+44.99%), and Qualcomm (+32.87%), while the bottom three performers in this group were Cisco Systems (–23.94%), Microsoft (–11.28%), and Google (–7.11%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort NASDAQ-100 ProFund from July 31, 1998 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	10 Year	Gross	Net

Investor	6/2/1998	–1.17%	–15.96%	–30.09%	1.41%	1.41%

Service	6/2/1998	–2.29%	–16.80%	–30.76%	2.41%	2.41%

NASDAQ-100 Index	6/2/1998	–3.81%	8.12%	3.24%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort International ProFund

The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. Since the foreign markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of 21.69%, compared to a total return of –12.19%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The MSCI EAFE Index is a free-float adjusted market capitalization Index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI EAFE Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers (in U.S. Dollar terms) were BHP Billiton (+17.06%), Roche Holding (+14.31%), and Nestle (+13.38%), while the bottom three performers in this group were Vodafone (–11.60%), BP (–11.47%), and HSBC Holdings (–10.67%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort International ProFund from April 19, 2006 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	4/19/2006	21.69%	–4.32%	1.52%	1.52%

Service	4/19/2006	20.48%	–5.28%	2.52%	2.52%

MSCI EAFE Index	4/19/2006	–12.19%	3.16%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Emerging Markets ProFund

The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –33.95%, compared to a total return of 3.94%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Bank of New York Mellon Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following emerging market countries: Brazil, Korea, Mexico, Taiwan, China, South Africa, India, Israel, Russia, Indonesia, and Argentina. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted Index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Petroleo Brasileiro S.A. (+72.30%), Petroleo Brasileiro S.A. Preferred (+64.15%), and Companhia Vale do Rio Doce Class A Preferred (+23.65%), while the bottom three performers in this group were America Movil (–15.68%), POSCO (–6.88%), and Taiwan Semiconductor (–5.93%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Emerging Markets ProFund from April 19, 2006 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	4/19/2006	–33.95%	–40.00%	1.49%	1.49%

Service	4/19/2006	–34.52%	–40.57%	2.49%	2.49%

Bank of New York Mellon Emerging Markets 50 ADR Index	4/19/2006	3.94%	16.88%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Latin America ProFund

The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Bank of New York Mellon Latin America 35 ADR Index. From inception on October 16, 2007 to July 31, 2008, the Fund (Investor Class shares) had a total return of –36.75%, compared to a total return of 6.87%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Bank of New York Mellon Latin America 35 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of a Latin American country and who also have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index consists of companies from the following countries: Brazil, Mexico, Chile, Argentina, Peru, and Colombia. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Gerdau ADS (+52.66%), Companhia Siderurgica Nacional ADS (+51.94%), and Petroleo Brasileiro ADS (+31.29%), while the bottom three performers in this group were Companhia Vale do Rio Doce ADS (–13.36%), Companhia Vale do Rio Doce Class A ADS (–10.62%), and Unibanco-Uniao de Bancos Brasileiros GDS (–5.40%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Latin America ProFund from October 16, 2007 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Aggregate Total Return as of July 31, 2008	Expense Ratios*
	Inception Date	Since Inception	Gross	Net

Investor	10/16/2007	–36.75%	1.46%	1.46%

Service	10/16/2007	–37.15%	2.46%	2.46%

Bank of New York Mellon Latin America 35 ADR Index	10/16/2007	6.87%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort China ProFund

The UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Bank of New York Mellon China Select ADR Index. From inception on February 4, 2008 to July 31, 2008, the Fund (Investor Class shares) had a total return of +19.90%, compared to a total return of
–16.05%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Bank of New York Mellon China Select ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of Chinese companies who have Depositary Receipts that trade on a U.S. exchange or on NASDAQ. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31 2008, the top three performers were Baidu.com ADS (+36.95%), China Netcom ADS (+1.47%), and China Life Insurance ADS (–2.01%), while the bottom three performers in this group were Focus Media Holding ADS (–34.42%), China Telecom ADS (–24.51%), and China Unicom ADS (–11.73%). Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

As the UltraShort China ProFund does not have more than six months of operating results, a line graph of a $10,000 investment is not presented.

Performance Data

	Aggregate Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	Since Inception	Gross	Net

Investor	2/4/2008	19.90%	1.50%	1.50%

Service	2/4/2008	19.30%	2.50%	2.50%

Bank of New York Mellon China Select ADR Index	2/4/2008	-16.05%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated February 5, 2008. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The index returns reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Japan ProFund

The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of 42.70%, compared to a total return of –13.16% for the Index as measured in unhedged U.S. Dollar terms, or –21.35% in local (Japanese Yen) terms.1 The U.S. Dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in unhedged USD terms, depending upon whether the dollar rises or falls in value versus the Yen. During the period, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average.2

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Nikkei 225 Stock Average is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers (in U.S. Dollar terms) were Fast Retailing (+98.09%), Kyocera (–10.52%), and Canon
(–12.65%), while the bottom three performers in this group were TDK Corp. (–30.66%), Fanuc (–26.39%), and Tokyo Electron (–21.86%.) Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Japan ProFund from March 29, 2006 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	3/29/2006	42.70%	12.44%	1.95%	1.58%

Service	3/29/2006	41.33%	11.29%	2.95%	2.58%

Nikkei 225 Stock Average—USD Terms	3/29/2006	–13.16%	–5.20%	N/A	N/A

Nikkei 225 Stock Average—Local (Yen) Terms	3/29/2006	–21.35%	–8.67%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Banks UltraSector ProFund

The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –50.80%, compared to a total return of –32.26%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Banks Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Northern Trust (+25.15%), PNC (+6.96%), and U.S. Bancorp (+2.20%), while the bottom three performers in this group were Wachovia (–63.42%), Citigroup (–59.87%), and Sun Trust (–47.56%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from September 4, 2001 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	–50.80%	–8.24%	–5.09%	1.93%	1.55%

Service	9/4/2001	–51.30%	–9.17%	–5.98%	2.93%	2.55%

Dow Jones U.S. Banks Index	9/4/2001	–32.26%	–1.37%	0.97%	N/A	N/A

S&P 500 Index	9/4/2001	–11.09%	7.02%	3.48%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Basic Materials UltraSector ProFund

The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of 14.57%, compared to a total return of 15.28%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Mosaic (+238.68%), Monsanto (+84.81%), and Praxair (+22.33%), while the bottom three performers in this group were Dow Chemical (–23.39%), Alcoa (–11.65%), and E.I. DuPont (–6.25%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from September 4, 2001 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	9/4/2001	14.57%	20.56%	11.94%	1.53%	1.53%

Service	9/4/2001	13.41%	19.38%	11.13%	2.53%	2.53%

Dow Jones U.S. Basic Materials Index	9/4/2001	15.28%	17.94%	12.92%	N/A	N/A

S&P 500 Index	9/4/2001	–11.09%	7.02%	3.48%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Biotechnology UltraSector ProFund

The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of 37.09%, compared to a total return of 27.17%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Illumina (+104.61%), Gilead (+44.99%), and Charles River (+29.86%), while the bottom three performers in this group were Amylin Pharmaceuticals (–32.17%), Vertex Pharmaceuticals (+6.81%), and Amgen (+16.52%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from June 19, 2000 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	37.09%	11.32%	–4.28%	1.56%	1.55%

Service	6/19/2000	35.73%	10.23%	–5.20%	2.56%	2.55%

Dow Jones U.S. Biotechnology Index	6/19/2000	27.17%	11.08%	0.76%	N/A	N/A

S&P 500 Index	6/19/2000	–11.09%	7.02%	–0.25%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return Indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Consumer Goods UltraSector ProFund

The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Goods Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –9.46%, compared to a return of –3.08%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products, and agriculture and tobacco products companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Anheuser-Busch (+38.94%), General Mills (+15.77%), and Colgate-Palmolive (+12.53%), while the bottom three performers in this group were Kimberly Clark (–14.03%), Kraft (–2.84%), and Coca-Cola (–1.17%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from January 30, 2004 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	1/30/2004	–9.46%	3.75%	2.22%	1.55%

Service	1/30/2004	–10.33%	2.73%	3.22%	2.55%

Dow Jones U.S. Consumer Goods Index	1/30/2004	–3.08%	6.29%	N/A	N/A

S&P 500 Index	1/30/2004	–11.09%	4.49%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Consumer Services UltraSector ProFund

The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Services Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –28.09%, compared to a return of –16.48%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts companies, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing, and fabrics companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Wal-Mart (+27.57%), McDonalds (+24.90%), and CVS (+3.72%), while the bottom three performers in this group were Home Depot (–35.89%), Lowe’s (–27.45%), and Time Warner (–25.65%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from January 30, 2004 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	1/30/2004	–28.09%	–4.54%	2.48%	1.55%

Service	1/30/2004	–28.77%	–5.41%	3.48%	2.55%

Dow Jones U.S. Consumer Services Index	1/30/2004	–16.48%	0.59%	N/A	N/A

S&P 500 Index	1/30/2004	–11.09%	4.49%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Financials UltraSector ProFund

The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financials Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –46.76%, compared to a return of –29.96%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were U.S. Bancorp (+2.20%), Goldman Sachs (–2.28%), and JP Morgan Chase
(–7.68%), while the bottom three performers in this group were Citigroup (–59.87%), American International Group
(–59.41%), and Morgan Stanley (–38.19%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from June 19, 2000 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	–46.76%	–4.75%	–3.26%	1.68%	1.55%

Service	6/19/2000	–47.32%	–5.70%	–4.18%	2.68%	2.55%

Dow Jones U.S. Financials Index	6/19/2000	–29.96%	0.66%	2.56%	N/A	N/A

S&P 500 Index	6/19/2000	–11.09%	7.02%	–0.25%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Health Care UltraSector ProFund

The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Health Care Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –6.03%, compared to a return of –1.02%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Gilead (+44.99%), Genentech (+28.06%), and Amgen (+16.52%), while the bottom three performers in this group were Merck (–33.74%), Pfizer (–20.59%), and Wyeth (–16.49%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from June 19, 2000 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	–6.03%	2.95%	–3.46%	1.63%	1.55%

Service	6/19/2000	–7.09%	1.99%	–4.38%	2.63%	2.55%

Dow Jones U.S. Health Care Index	6/19/2000	–1.02%	5.21%	1.61%	N/A	N/A

S&P 500 Index	6/19/2000	–11.09%	7.02%	–0.25%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Industrials UltraSector ProFund

The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrials Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –18.82%, compared to a total return of –9.13%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Union Pacific (+38.39%), Lockheed Martin (+5.94%), and Emerson Electric (+3.46%), while the bottom three performers in this group were Boeing (–40.92%), General Electric (–27.01%), and 3M (–20.84%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from January 30, 2004 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	1/30/2004	–18.82%	6.26%	2.12%	1.55%

Service	1/30/2004	–19.57%	5.19%	3.12%	2.55%

Dow Jones U.S. Industrials Index	1/30/2004	–9.13%	8.05%	N/A	N/A

S&P 500 Index	1/30/2004	–11.09%	4.49%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Internet UltraSector ProFund

The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Composite Internet Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –18.31%, compared to a total return of –8.79%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were TD Ameritrade (+17.46%), VeriSign (+9.60%), and Amazon (–2.80%), while the bottom three performers in this group were Akamai Technologies (–31.27%), eBay (–22.31%), and Yahoo! (–14.45%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from June 19, 2000 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	–18.31%	7.48%	–27.23%	1.53%	1.53%

Service	6/19/2000	–19.12%	6.41%	–28.04%	2.53%	2.53%

Dow Jones Composite Internet Index	6/19/2000	–8.79%	8.97%	–12.82%	N/A	N/A

S&P 500 Index	6/19/2000	–11.09%	7.02%	–0.25%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mobile Telecommunications UltraSector ProFund

The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Mobile Telecommunications Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –65.24%, compared to a return of
–47.15%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Mobile Telecommunications Index measures the performance of the mobile telecommunications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were NII Holdings (–34.94%), Telephone & Data Systems Special Shares (–34.95%), and Telephone & Data Systems (–36.14%), while the bottom three performers in this group were Sprint Nextel (–60.35%), Leap Wireless (–51.21%), and U.S. Cellular (–38.51%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Mobile Telecommunications UltraSector ProFund from June 19, 2000 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	–65.24%	–2.40%	–32.74%	1.56%	1.55%

Service	6/19/2000	–65.60%	–3.42%	–33.47%	2.56%	2.55%

Dow Jones U.S. Mobile Telecommunications Index	6/19/2000	–47.15%	2.72%	–17.61%	N/A	N/A

S&P 500 Index	6/19/2000	–11.09%	7.02%	–0.25%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Oil & Gas UltraSector ProFund

The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil & Gas Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of 4.76%, compared to a total return of 7.72%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers, and service companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Occidental Petroleum (+38.98%), Apache (+38.76%), and Devon Energy (+27.18%), while the bottom three performers in this group were Transocean (–11.43%), Marathon Oil (–10.38%), and Exxon Mobil (–5.52%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from June 19, 2000 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	4.76%	35.45%	13.43%	1.45%	1.45%

Service	6/19/2000	3.68%	34.10%	12.33%	2.45%	2.45%

Dow Jones U.S. Oil & Gas Index	6/19/2000	7.72%	27.29%	13.92%	N/A	N/A

S&P 500 Index	6/19/2000	–11.09%	7.02%	–0.25%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

l

Oil Equipment, Services & Distribution UltraSector ProFund

The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of 13.38%, compared to a total return of 14.86%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Oil Equipment, Services & Distribution Index measures the performance of a subset of the oil and gas industry of the U.S. equity market. Component companies include suppliers of equipment and services to oil fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction. It also includes companies that operate pipelines carrying oil, gas or other forms of fuel, but excludes pipeline operators that derive the majority of their revenues from direct sales to end users.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Weatherford International (+36.38%), National Oilwell (+30.93%), and Halliburton (+24.43%), while the bottom three performers in this group were Transocean (–11.43%), Noble (+1.25%), and Baker Hughes (+4.88%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Oil Equipment, Services & Distribution UltraSector ProFund from June 5, 2006 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	6/5/2006	13.38%	19.72%	1.64%	1.55%

Service	6/5/2006	12.21%	18.48%	2.64%	2.55%

Dow Jones U.S. Oil Equipment, Services & Distribution Index	6/5/2006	14.86%	18.54%	N/A	N/A

S&P 500 Index	6/5/2006	–11.09%	2.02%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Pharmaceuticals UltraSector ProFund

The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –15.55%, compared to a total return of –7.70%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Johnson & Johnson (+13.17%), Abbott Labs (+11.15%), and Allergan (–10.67%), while the bottom three performers in this group were Merck (–33.74%), Schering-Plough (–26.14%), and Bristol-Myers
(–25.66%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from June 28, 2000 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/28/2000	–15.55%	–5.33%	–9.88%	1.59%	1.55%

Service	6/28/2000	–16.35%	–6.28%	–10.71%	2.59%	2.55%

Dow Jones U.S. Pharmaceuticals Index	6/28/2000	–7.70%	–0.36%	–3.01%	N/A	N/A

S&P 500 Index	6/28/2000	–11.09%	7.02%	0.01%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Precious Metals UltraSector ProFund

The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Precious Metals Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of 10.64%, compared to a return of 14.95%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. Prior to June 19, 2004, the index underlying the Fund’s benchmark was the Philadelphia Stock Exchange Gold & Silver Sector Index. This index measured the performance of the gold and silver mining industry of the global equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Randgold (+126.46%), Goldcorp (+40.77%), and Barrick (+23.74%), while the bottom three performers in this group were Gold Fields (–24.64%), Harmony Gold (–18.32%), and AngloGold Ashanti Ltd ADS (–14.45%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†,1

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from June 3, 2002 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/3/2002	10.64%	16.33%	8.87%	1.36%	1.36%

Service	6/3/2002	9.57%	15.20%	7.83%	2.36%	2.36%

Dow Jones Precious Metals Index[4]	6/3/2002	14.95%	17.01%	12.74%	N/A	N/A

S&P 500 Index	6/3/2002	–11.09%	7.02%	5.17%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

4 The Philadelphia Stock Exchange Gold and Silver Index represents performance from June 3, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Real Estate UltraSector ProFund

The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –19.58%, compared to a total return of –7.88%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were HCP Inc. (+32.42%), Plum Creek Timber (+25.37%), and Public Storage (+16.84%), while the bottom three performers in this group were ProLogis (–14.09%), Vornado Realty Trust (–11.17%), and Kimco Realty (–5.46%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from June 19, 2000 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	–19.58%	11.18%	11.60%	1.52%	1.52%

Service	6/19/2000	–20.41%	10.07%	10.44%	2.52%	2.52%

Dow Jones U.S. Real Estate Index	6/19/2000	–7.88%	12.03%	13.20%	N/A	N/A

S&P 500 Index	6/19/2000	–11.09%	7.02%	–0.25%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Semiconductor UltraSector ProFund

The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductors Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –34.11%, compared to a return of –20.41% 1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Semiconductors Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Xillinx (–.68%), Altera (–5.47%), and Intel (–6.05%), while the bottom three performers in this group were Texas Instruments (–30.72%), Broadcom (–25.97%), and MEMC Electronic
(–24.64%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from June 19, 2000 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	–34.11%	–7.75%	–28.29%	1.64%	1.55%

Service	6/19/2000	–34.76%	–8.67%	–29.02%	2.64%	2.55%

Dow Jones U.S. Semiconductors Index	6/19/2000	–20.41%	–0.86%	–13.51%	N/A	N/A

S&P 500 Index	6/19/2000	–11.09%	7.02%	–0.25%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Technology UltraSector ProFund

The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –17.13%, compared to a total return of –8.57%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Qualcomm (+32.87%), Apple (+20.64%), and International Business Machines (+15.66%), while the bottom three performers in this group were Cisco Systems (–23.94%), Dell (–12.16%), and Microsoft (–11.28%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from June 19, 2000 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	–17.13%	4.03%	–22.05%	1.70%	1.55%

Service	6/19/2000	–17.98%	2.98%	–22.67%	2.70%	2.55%

Dow Jones U.S. Technology Index	6/19/2000	–8.57%	6.55%	–9.73%	N/A	N/A

S&P 500 Index	6/19/2000	–11.09%	7.02%	–0.25%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Telecommunications UltraSector ProFund

The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –38.06%, compared to a total return of –23.95%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixedline communications and wireless communications companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Leucadia National (+19.07%), Windstream Corp. (–13.37%), and CenturyTel
(–18.92%), while the bottom three performers in this group were Sprint Nextel (–60.35%), Qwest Communications International (–55.10%), and NII Holdings (–34.94%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from June 19, 2000 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	6/19/2000	–38.06%	5.68%	–17.71%	1.50%	1.50%

Service	6/19/2000	–38.62%	4.63%	–18.47%	2.50%	2.50%

Dow Jones U.S. Telecommunications Index	6/19/2000	–23.95%	7.92%	–7.20%	N/A	N/A

S&P 500 Index	6/19/2000	–11.09%	7.02%	–0.25%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Utilities UltraSector ProFund

The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –1.97%, compared to a return of 2.39%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were First Energy (+21.07%), Exelon (+12.07%), and FPL Group (+11.78%), while the bottom three performers in this group were Public Service (–2.96%), Williams Co. (–.62%), and PPL (–.38%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 26, 2000 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

Investor	7/26/2000	–1.97%	19.05%	3.45%	1.49%	1.49%

Service	7/26/2000	–2.94%	17.83%	2.47%	2.49%	2.49%

Dow Jones U.S. Utilities Index	7/26/2000	2.39%	16.36%	7.22%	N/A	N/A

S&P 500 Index	7/26/2000	–11.09%	7.02%	0.02%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Oil & Gas ProFund

The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Oil & Gas Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –9.94%, compared to a total return of 7.72%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil & gas sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, major oil companies, secondary oil companies, pipelines, liquid, and exploration and production.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Occidental Petroleum (+38.98%), Apache (+38.76%), and Devon Energy (+27.18%), while the bottom three performers in this group were Transocean (–11.43%), Marathon Oil (–10.38%), and Exxon Mobil (–5.52%). Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas ProFund from September 12, 2005 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	9/12/2005	–9.94%	–13.22%	1.81%	1.55%

Service	9/12/2005	–10.79%	–14.06%	2.81%	2.55%

Dow Jones U.S. Oil & Gas Index	9/12/2005	7.72%	15.72%	N/A	N/A

S&P 500 Index	9/12/2005	–11.09%	2.70%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Precious Metals ProFund

The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones Precious Metals Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –22.30%, compared to a total return of 14.95%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were Randgold (+126.46%), Goldcorp (+40.77%), and Barrick (+23.74%), while the bottom three performers in this group were Gold Fields (–24.64%), Harmony Gold (–18.32%), and AngloGold Ashanti Ltd ADS (–14.45%). Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Precious Metals ProFund from January 9, 2006 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	1/9/2006	–22.30%	–13.97%	1.41%	1.41%

Service	1/9/2006	–23.13%	–14.89%	2.41%	2.41%

Dow Jones Precious Metals Index	1/9/2006	14.95%	8.89%	N/A	N/A

S&P 500 Index	1/9/2006	–11.09%	1.23%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Real Estate ProFund

The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Real Estate Index. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –0.17%, compared to a return of –7.88%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. 2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate industry of the U.S. equity market. Component companies include those that invest directly in the sector; indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Among the ten highest weighted index components at the beginning of the period that remained in the Index as of July 31, 2008, the top three performers were HCP Inc. (+32.42%), Plum Creek Timber (+25.37%), and Public Storage (+16.84%), while the bottom three performers in this group were ProLogis (–14.09%), Vornado Realty Trust (–11.17%), and Kimco Realty (–5.46%). Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Real Estate ProFund from September 12, 2005 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	9/12/2005	–0.17%	–2.27%	1.49%	1.49%

Service	9/12/2005	–1.14%	–3.21%	2.49%	2.49%

Dow Jones U.S. Real Estate Index	9/12/2005	–7.88%	2.39%	N/A	N/A

S&P 500 Index	9/12/2005	–11.09%	2.70%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

U.S. Government Plus ProFund

The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to 125% the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of 9.74% compared to a total return of 10.31%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2008 the most recent Long Bond issued carried a maturity date of February 15, 2038 and a 4.38% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 10.31% for the twelve months ended July 31, 2008 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond decreased from 4.89% on 7/31/07 to 4.57% on 7/31/08. The bond’s total return of 10.31% for the period consisted of 4.59% derived from the yield of the bond and 5.72% derived from the price change of the bond. Since this Fund employs leverage, the daily performance of the long bond had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from May 1, 2002 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

			Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date		1 Year	5 Year	Since Inception	Gross	Net

Investor	5/1/2002		9.74%	5.77%	5.66%	1.22%	1.22%

Service	5/1/2002		8.63%	4.71%	4.58%	2.22%	2.22%

Class A	3/22/2007	**	9.51%	5.51%	5.38%	1.47%	1.47%

Class A (with sales charge)***	3/22/2007	**	4.29%	4.49%	4.56%	1.47%	1.47%

30-year U.S. Treasury Bond	5/1/2002		10.31%	6.74%	6.78%	N/A	N/A

Lehman Brothers U.S. Treasury: Long-Term Index	5/1/2002		9.90%	6.49%	6.86%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

** Class A Shares were not in existence prior to March 22, 2007. Performance for periods prior to that is based on the historical performance of the Service Class Shares and has been adjusted for the expenses applicable to the Class A Shares.

*** Reflects 4.75% maximum sales charge.

1 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.

3 The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return Index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Rising Rates Opportunity 10 ProFund

The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily price movement of the most recently issued 10-year U.S. Treasury Note. For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –7.24% compared to a total return of 11.25%1 for the most recently issued 10-year U.S. Treasury Note. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the 10-year U.S. Treasury Note.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily price movement of the most recently issued 10-year U.S. Treasury Note. As of July 31, 2008 the most recently issued 10-year U.S. Treasury note carried a maturity date of May 15, 2018 and a 3.88% coupon.

The most recently issued 10-year U.S. Treasury Note had a total return of 11.25% for the twelve months ended July 31, 2008 as measured by the Ryan Labs 10 Year Treasury Index. The yield on the 10-year Treasury Note decreased from 4.73% on 7/31/07 to 3.95% on 7/31/08. The note’s total return of 11.25% for the period consisted of 4.04% derived from the yield of the note and 7.21% derived from the price change of the note. Since this Fund is designed to have inverse (negative) daily correlation to the 10-year Treasury Note, it was inversely affected by the daily performance of the benchmark security and the factors affecting the benchmark security.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from January 10, 2005 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

			Average Annual Total Return as of July 31, 2008		Expense Ratios*
	Inception Date		1 Year	Since Inception	Gross	Net

Investor	1/10/2005		–7.24%	–0.11%	1.58%	1.58%

Service	1/10/2005		–8.16%	–1.08%	2.58%	2.58%

Class A	3/22/2007	**	–7.58%	–0.35%	1.83%	1.83%

Class A (with sales charge)***	3/22/2007	**	–11.98%	–1.71%	1.83%	1.83%

10-year U.S. Treasury Note	1/10/2005		11.25%	5.03%	N/A	N/A

Lehman Brothers Composite U.S. Treasury Index	1/10/2005		9.20%	4.76%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

** Class A Shares were not in existence prior to March 22, 2007. Performance for periods prior to that is based on the historical performance of the Service Class Shares and has been adjusted for the expenses applicable to the Class A Shares.

*** Reflects 4.75% maximum sales charge.

1 The 10-year U.S. Treasury Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity 10 ProFund is an inverse fund, the yield of the 10-year U.S. Treasury Note is effectively paid out, rather than received.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S. Treasury Note.

3 The Lehman Brothers Composite U.S. Treasury Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of one year or more and at least $250 million par amount outstanding. This index is a total return Index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Rising Rates Opportunity ProFund

The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to 125% the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –9.04%, compared to a total return of 10.31%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of July 31, 2008 the most recent Long Bond issued carried a maturity date of February 15, 2038 and a 4.38% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of 10.31% for the twelve months ended July 31, 2008 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond decreased from 4.89% on 7/31/07 to 4.57% on 7/31/08. The bond’s total return of 10.31% for the period consisted of 4.59% derived from the yield of the bond and 5.72% derived from the price change of the bond. Since this Fund is designed to have inverse (negative) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from May 1, 2002 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

			Average Annual Total Return as of July 31, 2008			Expense Ratios*
	Inception Date		1 Year	5 Year	Since Inception	Gross	Net

Investor	5/1/2002		–9.04%	–4.83%	–6.09%	1.46%	1.46%

Service	5/1/2002		–9.93%	–5.78%	–6.96%	2.46%	2.46%

Class A	3/22/2007	**	–9.37%	–5.08%	–6.27%	1.71%	1.71%

Class A (with sales charge)***	3/22/2007	**	–13.69%	–6.00%	–6.99%	1.71%	1.71%

30-year U.S. Treasury Bond	5/1/2002		10.31%	6.74%	6.78%	N/A	N/A

Lehman Brothers U.S. Treasury: Long-Term Index	5/1/2002		9.90%	6.49%	6.86%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

** Class A Shares were not in existence prior to March 22, 2007. Performance for periods prior to that is based on the historical performance of the Service Class Shares and has been adjusted for the expenses applicable to the Class A Shares.

*** Reflects 4.75% maximum sales charge.

1 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity ProFund is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return Index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Rising U.S. Dollar ProFund

The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the U.S. Dollar Index (USDX). For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of –8.28%, compared to a return of –9.38%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the Index. The U.S. Dollar Index is a measure of the value of the U.S. Dollar (USD) versus a basket of six major currencies, including the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. The index uses static weights for each of six exchange rates: USD vs. Euro, 57.6%; USD vs. Japanese Yen, 13.6%; USD vs. British Pound, 11.9%; USD vs. Canadian Dollar, 9.1%; USD vs. Swedish Krona, 4.2%; and USD vs. Swiss Franc, 3.6%.

For the period, the USD declined versus five of the six currencies, gaining only against the Yen: The USD lost 6.7% against the Euro, gained 3.4% against the Yen, lost 8.1% against the Pound, lost 5.7% against the Canadian Dollar, lost 6.6% against the Krona, and lost 2.4% against the Franc.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from February 17, 2005 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	2/17/2005	–8.28%	–0.80%	1.76%	1.49%

Service	2/17/2005	–9.21%	–1.74%	2.76%	2.49%

U.S. Dollar Index	2/17/2005	–9.38%	–3.72%	N/A	N/A

S&P 500 Index	2/17/2005	–11.09%	3.52%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The U.S. Dollar Index does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Falling U.S. Dollar ProFund

The Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the U.S. Dollar Index (USDX). For the twelve months ended July 31, 2008, the Fund (Investor Class shares) had a total return of 12.23%, compared to a return of –9.38%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. 2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics to the inverse of the Index. The U.S. Dollar Index is a measure of the value of the U.S. Dollar (USD) versus a basket of six major currencies, including the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. The Index uses static weights for each of six exchange rates: USD vs. Euro, 57.6%; USD vs. Japanese Yen, 13.6%; USD vs. British Pound, 11.9%; USD vs. Canadian Dollar, 9.1%; USD vs. Swedish Krona, 4.2%; and USD vs. Swiss Franc, 3.6%.

For the period, the USD declined versus five of the six currencies, gaining only against the Yen: The USD lost 6.7% against the Euro, gained 3.4% against the Yen, lost 8.1% against the Pound, lost 5.7% against the Canadian Dollar, lost 6.6% against the Krona, and lost 2.4% against the Franc.

Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from February 17, 2005 to July 31, 2008, assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of July 31, 2008		Expense Ratios*
	Inception Date	1 Year	Since Inception	Gross	Net

Investor	2/17/2005	12.23%	5.11%	1.43%	1.43%

Service	2/17/2005	11.07%	4.06%	2.43%	2.43%

U.S. Dollar Index	2/17/2005	–9.38%	–3.72%	N/A	N/A

S&P 500 Index	2/17/2005	–11.09%	3.52%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

* Reflects the expense ratio as reported in the Prospectus dated December 1, 2007. Contractual fee waivers are in effect through November 30, 2008.

1 The U.S. Dollar Index does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Allocation of Portfolio Holdings & Index Composition (unaudited)

July 31, 2008

Bull ProFund

Investment Objective: The Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Futures Contracts	9%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.5%
General Electric Co.	2.3%
Microsoft Corp.	1.7%
Procter & Gamble Co.	1.6%
Johnson & Johnson	1.6%

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	23%
Financial	15%
Energy	14%
Industrial	12%
Technology	11%
Communications	10%
Consumer Cyclical	7%
Basic Materials	4%
Utilities	4%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Futures Contracts	22%
Swap Agreements	9%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Cleveland-Cliffs, Inc.	0.7%
Amphenol Corp.—Class A	0.6%
Arch Coal, Inc.	0.6%
FMC Technologies, Inc.	0.6%
CF Industries Holdings, Inc.	0.6%

S&P MidCap 400 Index - Composition

% of Index
Consumer Non-Cyclical	20%
Industrial	19%
Financial	15%
Consumer Cyclical	11%
Energy	10%
Basic Materials	7%
Technology	7%
Utilities	6%
Communications	5%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Futures Contracts	13%
Swap Agreements	17%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Alexion Pharmaceuticals, Inc.	0.3%
Myriad Genetics, Inc.	0.2%
OSI Pharmaceuticals, Inc.	0.2%
SVB Financial Group	0.2%
Empire District Electric Co.	0.2%

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	20%
Financial	18%
Industrial	17%
Consumer Cyclical	12%
Technology	10%
Communications	8%
Energy	7%
Utilities	4%
Basic Materials	4%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

NASDAQ-100 ProFund

Investment Objective: The NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	1%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	12.2%
Qualcomm, Inc.	6.7%
Microsoft Corp.	5.1%
Research In Motion, Ltd.	4.3%
Google, Inc.—Class A	4.3%

NASDAQ-100 Index - Composition

% of Index
Technology	42%
Communications	28%
Consumer Non-Cyclical	18%
Consumer Cyclical	7%
Industrial	4%
Basic Materials	1%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	5.4%
AT&T, Inc.	3.5%
Bank of America Corp.	2.9%
J.P. Morgan Chase & Co.	2.7%
Pfizer, Inc.	2.4%

S&P 500/Citigroup Value Index - Composition

% of Index
Financial	26%
Consumer Non-Cyclical	18%
Industrial	15%
Communications	11%
Consumer Cyclical	7%
Utilities	7%
Technology	6%
Basic Materials	5%
Energy	5%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	7.3%
Microsoft Corp.	3.4%
Johnson & Johnson	3.3%
Apple Computer, Inc.	2.4%
Procter & Gamble Co.	2.3%

S&P 500/Citigroup Growth Index - Composition

% of Index
Consumer Non-Cyclical	26%
Energy	22%
Technology	16%
Communications	10%
Industrial	9%
Consumer Cyclical	8%
Financial	5%
Basic Materials	3%
Utilities	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Pride International, Inc.	1.2%
MDU Resources Group, Inc.	1.1%
New York Community Bancorp	1.0%
Wisconsin Energy Corp.	1.0%
Everest Re Group, Ltd.	1.0%

S&P MidCap 400/Citigroup Value Index - Composition

% of Index
Financial	24%
Industrial	19%
Consumer Non-Cyclical	13%
Utilities	12%
Energy	8%
Consumer Cyclical	7%
Technology	7%
Basic Materials	6%
Communications	4%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Cleveland-Cliffs, Inc.	2.2%
Amphenol Corp.—Class A	1.6%
FMC Technologies, Inc.	1.5%
Joy Global, Inc.	1.5%
CF Industries Holdings, Inc.	1.4%

S&P MidCap 400/Citigroup Growth Index - Composition

% of Index
Consumer Non-Cyclical	25%
Industrial	20%
Consumer Cyclical	15%
Energy	13%
Basic Materials	8%
Technology	8%
Communications	5%
Financial	5%
Utilities	1%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Southern Union Co.	1.3%
Essex Property Trust, Inc.	1.3%
UGI Corp.	1.2%
Atmos Energy Corp.	1.0%
Senior Housing Properties Trust	1.0%

S&P SmallCap 600/Citigroup Value Index - Composition

% of Index
Financial	24%
Industrial	21%
Consumer Non-Cyclical	14%
Consumer Cyclical	13%
Utilities	10%
Technology	8%
Basic Materials	4%
Communications	3%
Energy	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Oceaneering International, Inc.	1.5%
Unit Corp.	1.5%
Landstar System, Inc.	1.3%
Micros Systems, Inc.	1.2%
St. Mary Land & Exploration Co.	1.2%

S&P SmallCap 600/Citigroup Growth Index - Composition

% of Index
Consumer Non-Cyclical	23%
Industrial	20%
Consumer Cyclical	16%
Energy	13%
Technology	12%
Financial	8%
Communications	6%
Basic Materials	2%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC—Class A	6.3%
HSBC Holdings PLC	5.8%
BP Amoco PLC	5.6%
Novartis AG	5.6%
Total Fina SA	5.5%

ProFunds Europe 30 Index - Composition

Industry Breakdown	% of Index
Consumer Non-Cyclical	28%
Energy	18%
Communications	13%
Financial	13%
Industrial	13%
Basic Materials	8%
Technology	5%
Consumer Cyclical	2%

Country Breakdown
United Kingdom	36%
Switzerland	17%
Germany	13%
France	11%
Luxembourg	8%
Netherlands	6%
Finland	4%
Greece	2%
Ireland	2%
Sweden	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Futures Contracts	55%
Swap Agreements	64%
Total Exposure	196%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.0%
General Electric Co.	2.0%
Microsoft Corp.	1.4%
Procter & Gamble Co.	1.4%
Johnson & Johnson	1.3%

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	23%
Financial	15%
Energy	14%
Industrial	12%
Technology	11%
Communications	10%
Consumer Cyclical	7%
Basic Materials	4%
Utilities	4%

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Futures Contracts	38%
Swap Agreements	80%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Cleveland-Cliffs, Inc.	0.8%
Amphenol Corp.—Class A	0.7%
Arch Coal, Inc.	0.7%
FMC Technologies, Inc.	0.7%
CF Industries Holdings, Inc.	0.7%

S&P MidCap 400 Index - Composition

% of Index
Consumer Non-Cyclical	20%
Industrial	19%
Financial	15%
Consumer Cyclical	11%
Energy	10%
Basic Materials	7%
Technology	7%
Utilities	6%
Communications	5%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Futures Contracts	77%
Swap Agreements	46%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Alexion Pharmaceuticals, Inc.	0.3%
Myriad Genetics, Inc.	0.3%
OSI Pharmaceuticals, Inc.	0.3%
SVB Financial Group	0.3%
Empire District Electric Co.	0.2%

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	20%
Financial	18%
Industrial	17%
Consumer Cyclical	12%
Technology	10%
Communications	8%
Energy	7%
Utilities	4%
Basic Materials	4%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Dow Jones Industrial Average.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Futures Contracts	113%
Swap Agreements	7%
Options	NM
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	7.4%
ChevronTexaco Corp.	4.9%
Exxon Mobil Corp.	4.6%
3M Co.	4.1%
Caterpillar, Inc.	4.0%

Dow Jones Industrial Average - Composition

% of Index
Industrial	20%
Consumer Non-Cyclical	17%
Technology	16%
Energy	12%
Consumer Cyclical	11%
Financial	11%
Communications	7%
Basic Materials	6%

UltraNASDAQ-100 ProFund

Investment Objective: The UltraNASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Futures Contracts	27%
Swap Agreements	89%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple Computer, Inc.	10.4%
Qualcomm, Inc.	5.7%
Microsoft Corp.	4.4%
Research In Motion, Ltd.	3.7%
Google, Inc.—Class A	3.7%

NASDAQ-100 Index - Composition

% of Index
Technology	42%
Communications	28%
Consumer Non-Cyclical	18%
Consumer Cyclical	7%
Industrial	4%
Basic Materials	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	8%
Swap Agreements	192%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

Industry Breakdown	% of Index
Financial	26%
Industrial	12%
Basic Materials	11%
Consumer Cyclical	10%
Consumer Non-Cyclical	8%
Energy	8%
Health Care	8%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown
United Kingdom	21%
Japan	21%
France	11%
Germany	9%
Australia	7%
Switzerland	7%
Spain	4%
Italy	4%
Netherlands	3%
Other	13%

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	123%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Petroleo Brasileiro S.A—Preferred	5.9%
Petroleo Brasileiro S.A.	5.2%
China Mobile, Ltd.	4.6%
Companhia Vale do Rio Doce (CVRD)—Preferred	4.2%
America Movil SAB de C.V.	3.5%

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition

Industry Breakdown	% of Index
Energy	23%
Communications	21%
Basic Materials	19%
Financial	16%
Technology	8%
Consumer Non-Cyclical	6%
Industrial	5%
Utilities	2%

Country Breakdown
Brazil	37%
Hong Kong	10%
South Korea	10%
Mexico	9%
China	9%
Taiwan	7%
India	5%
South Africa	4%
Israel	4%
Other	5%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Bank of New York Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	118%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Petroleo Brasileiro S.A— Preferred	8.6%
Companhia Vale do Rio Doce (CVRD)—Preferred	8.0%
Petroleo Brasileiro S.A.	7.6%
Companhia Vale do Rio Doce (CVRD)	5.9%
Banco Pradesco S.A.	3.6%

Bank of New York Mellon Latin America 35 ADR Index - Composition

Industry Breakdown	% of Index
Basic Materials	31%
Energy	20%
Communications	13%
Financial	13%
Consumer Non-Cyclical	9%
Industrial	8%
Utilities	6%
Country Breakdown
Brazil	77%
Mexico	13%
Chile	4%
Argentina	3%
Peru	2%
Colombia	1%

UltraChina ProFund

Investment Objective: The UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Bank of New York Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	128%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
China Mobile, Ltd.	8.6%
PetroChina Company, Ltd.	6.2%
China Life Insurance Co., Ltd.	6.1%
CNOOC, Ltd.	4.9%
China Petroleum and Chemical Corp.	4.9%

Bank of New York Mellon China Select ADR Index - Composition

Industry Breakdown	% of Index
Communications	40%
Energy	25%
Financial	9%
Industrial	7%
Consumer Non-Cyclical	6%
Consumer Cyclical	4%
Technology	4%
Basic Materials	3%
Utilities	2%

Country Breakdown
China	72%
Hong Kong	28%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	193%
Swap Agreements	5%
Options	NM
Total Exposure	198%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition

% of Index
Industrial	26%
Consumer Cyclical	24%
Consumer Non-Cyclical	18%
Technology	10%
Financial	8%
Communications	6%
Basic Materials	6%
Utilities	1%
Energy	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(22)%
Swap Agreements	(79)%
Options	NM
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	23%
Financial	15%
Energy	14%
Industrial	12%
Technology	11%
Communications	10%
Consumer Cyclical	7%
Basic Materials	4%
Utilities	4%

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(2)%
Swap Agreements	(100)%
Options	NM
Total Exposure	(102)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	20%
Financial	18%
Industrial	17%
Consumer Cyclical	12%
Technology	10%
Communications	8%
Energy	7%
Utilities	4%
Basic Materials	4%

Short NASDAQ-100 ProFund

Investment Objective: The Short NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(13)%
Swap Agreements	(87)%
Options	NM
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Short NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition

% of Index
Technology	42%
Communications	28%
Consumer Non-Cyclical	18%
Consumer Cyclical	7%
Industrial	4%
Basic Materials	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(73)%
Swap Agreements	(131)%
Options	NM
Total Exposure	(204)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition

% of Index
Consumer Non-Cyclical	23%
Financial	15%
Energy	14%
Industrial	12%
Technology	11%
Communications	10%
Consumer Cyclical	7%
Basic Materials	4%
Utilities	4%

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(56)%
Swap Agreements	(144)%
Options	NM
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition

% of Index
Consumer Non-Cyclical	20%
Industrial	19%
Financial	15%
Consumer Cyclical	11%
Energy	10%
Basic Materials	7%
Technology	7%
Utilities	6%
Communications	5%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(83)%
Swap Agreements	(117)%
Options	NM
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition

% of Index
Consumer Non-Cyclical	20%
Financial	18%
Industrial	17%
Consumer Cyclical	12%
Technology	10%
Communications	8%
Energy	7%
Utilities	4%
Basic Materials	4%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Dow Jones Industrial Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(141)%
Swap Agreements	(59)%
Options	NM
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition

% of Index
Industrial	20%
Consumer Non-Cyclical	17%
Technology	16%
Energy	12%
Consumer Cyclical	11%
Financial	11%
Communications	7%
Basic Materials	6%

UltraShort NASDAQ-100 ProFund

Investment Objective: The UltraShort NASDAQ-100 ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(64)%
Swap Agreements	(135)%
Options	NM
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort NASDAQ-100 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition

% of Index
Technology	42%
Communications	28%
Consumer Non-Cyclical	18%
Consumer Cyclical	7%
Industrial	4%
Basic Materials	1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

Industry Breakdown	% of Index
Financial	26%
Industrial	12%
Basic Materials	11%
Consumer Cyclical	10%
Consumer Non-Cyclical	8%
Energy	8%
Health Care	8%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown
United Kingdom	21%
Japan	21%
France	11%
Germany	9%
Australia	7%
Switzerland	7%
Spain	4%
Italy	4%
Netherlands	3%
Other	13%

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition

Industry Breakdown	% of Index
Energy	23%
Communications	21%
Basic Materials	19%
Financial	16%
Technology	8%
Consumer Non-Cyclical	6%
Industrial	5%
Utilities	2%

Country Breakdown
Brazil	37%
Hong Kong	10%
South Korea	10%
Mexico	9%
China	9%
Taiwan	7%
India	5%
South Africa	4%
Israel	4%
Other	5%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Bank of New York Mellon Latin America 35 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Latin America 35 ADR Index - Composition

Industry Breakdown	% of Index
Basic Materials	31%
Energy	20%
Communications	13%
Financial	13%
Consumer Non-Cyclical	9%
Industrial	8%
Utilities	6%

Country Breakdown
Brazil	77%
Mexico	13%
Chile	4%
Argentina	3%
Peru	2%
Colombia	1%

UltraShort China ProFund

Investment Objective: The UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Bank of New York Mellon China Select ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon China Select ADR Index - Composition

Industry Breakdown	% of Index
Communications	40%
Energy	25%
Financial	9%
Industrial	7%
Consumer Non-Cyclical	6%
Consumer Cyclical	4%
Technology	4%
Basic Materials	3%
Utilities	2%

Country Breakdown
China	72%
Hong Kong	28%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the inverse of the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(187)%
Swap Agreements	(14)%
Options	NM
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition

% of Index
Industrial	26%
Consumer Cyclical	24%
Consumer Non-Cyclical	18%
Technology	10%
Financial	8%
Communications	6%
Basic Materials	6%
Utilities	1%
Energy	1%

Banks UltraSector ProFund

Investment Objective: The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	89%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Bank of America Corp.	11.7%
J.P. Morgan Chase & Co.	10.9%
Citigroup, Inc.	7.9%
Wells Fargo & Co.	7.3%
U.S. Bancorp	4.1%

Dow Jones U.S. Banks Index - Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	79%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Monsanto Co.	8.2%
E.I. du Pont de Nemours & Co.	5.0%
Freeport-McMoRan Copper & Gold, Inc.—Class B	4.7%
The Dow Chemical Co.	4.0%
Praxair, Inc.	3.8%

Dow Jones U.S. Basic Materials

Index - Composition

% of Index
Chemicals	54%
Industrial Metals	27%
Mining	16%
Forestry and Paper	3%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	93%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	13.1%
Gilead Sciences, Inc.	9.6%
Genentech, Inc.	8.5%
Celgene Corp.	6.4%
Biogen Idec, Inc.	4.0%

Dow Jones U.S. Biotechnology

Index - Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Swap Agreements	98%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	8.5%
Coca-Cola Co.	4.6%
Philip Morris International, Inc.	4.6%
PepsiCo, Inc.	4.5%
Anheuser-Busch Cos., Inc.	2.0%

Dow Jones U.S. Consumer Goods

Index - Composition

% of Index
Beverages	24%
Household Goods	22%
Food Producers	17%
Tobacco	15%
Personal Goods	11%
Automobiles and Parts	6%
Leisure Goods	5%

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	7.9%
McDonald’s Corp.	3.7%
Comcast Corp.—Special Class A	3.2%
Walt Disney Co.	3.0%
CVS Corp.	2.9%

Dow Jones U.S. Consumer Services

Index - Composition

% of Index
General Retailers	42%
Media	27%
Travel and Leisure	17%
Food and Drug Retailers	14%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	92%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Bank of America Corp.	4.3%
J.P. Morgan Chase & Co.	4.0%
Citigroup, Inc.	2.9%
Wells Fargo & Co.	2.7%
The Goldman Sachs Group, Inc.	1.9%

Dow Jones U.S. Financials

Index - Composition

% of Index
Banks	37%
General Financial	26%
Nonlife Insurance	16%
Real Estate Investment Trusts	13%
Life Insurance	7%
Real Estate Investment & Services	1%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	8.8%
Pfizer, Inc.	5.8%
Abbott Laboratories	3.9%
Merck & Co., Inc.	3.2%
Amgen, Inc.	3.1%

Dow Jones U.S. Health Care

Index - Composition

% of Index
Pharmaceuticals and Biotechnology	64%
Health Care Equipment and Services	36%

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	89%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	9.7%
United Technologies Corp.	2.0%
3M Co.	1.6%
Union Pacific Corp.	1.5%
United Parcel Service, Inc.—Class B	1.5%

Dow Jones U.S. Industrials Index - Composition

% of Index
General Industrials	27%
Aerospace and Defense	16%
Industrial Transportation	14%
Support Services	13%
Industrial Engineering	12%
Electronic & Electrical Equipment	11%
Construction and Materials	7%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Composite Internet Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	90%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Juniper Networks, Inc.	6.5%
Amazon.com, Inc.	6.1%
eBay, Inc.	5.8%
Yahoo!, Inc.	5.7%
Google, Inc.—Class A	5.6%

Dow Jones Composite Internet Index - Composition

The Dow Jones Composite Internet Index is comprised of a single sector.

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Swap Agreements	84%
Total Exposure	139%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Sprint Nextel Corp.	24.4%
NII Holdings, Inc.—Class B	14.4%
MetroPCS Communications, Inc.	4.7%
Telephone & Data Systems, Inc.	3.6%
Leap Wireless International, Inc.	3.4%

Dow Jones U.S. Mobile Telecommunications Index - Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	19.0%
ChevronTexaco Corp.	7.7%
Schlumberger, Ltd.	5.3%
ConocoPhillips	5.1%
Occidental Petroleum Corp.	2.8%

Dow Jones U.S. Oil and Gas

Index - Composition

% of Index
Oil and Gas Producers	72%
Oil Equipment, Services and Distribution	28%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

Oil Equipment, Services & Distribution UltraSector ProFund

Investment Objective: The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	78%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	19.1%
Transocean, Inc.	6.8%
Halliburton Co.	6.2%
National-Oilwell Varco, Inc.	5.1%
Weatherford International, Ltd.	4.0%

Dow Jones U.S. Oil Equipment, Services & Distribution Index - Composition

The Dow Jones U.S. Oil Equipment, Services & Distribution Index is comprised of a single sector.

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Swap Agreements	82%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	18.2%
Pfizer, Inc.	11.9%
Abbott Laboratories	8.1%
Merck & Co., Inc.	6.6%
Wyeth	4.6%

Dow Jones U.S. Pharmaceuticals Index - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	150%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Precious Metals UltraSector ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals

Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Swap Agreements	98%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	3.9%
Vornado Realty Trust	2.6%
ProLogis	2.4%
Equity Residential Properties Trust	2.2%
Boston Properties, Inc.	2.1%

Dow Jones U.S. Real Estate

Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	82%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	24.6%
Texas Instruments, Inc.	6.4%
Applied Materials, Inc.	4.6%
First Solar, Inc.	2.7%
Broadcom Corp.—Class A	2.2%

Dow Jones U.S. Semiconductors

Index - Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	86%
Total Exposure	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	7.4%
International Business Machines Corp.	6.0%
Apple Computer, Inc.	4.9%
Cisco Systems, Inc.	4.5%
Intel Corp.	4.4%

Dow Jones U.S. Technology

Index - Composition

% of Index
Technology Hardware and Equipment	57%
Software and Computer Services	43%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Swap Agreements	89%
Total Exposure	144%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.3%
Verizon Communications, Inc.	15.9%
Sprint Nextel Corp.	3.7%
NII Holdings, Inc.—Class B	1.5%
Leucadia National Corp.	1.3%

Dow Jones U.S. Telecommunications

Index - Composition

% of Index
Fixed Line Telecommunications	89%
Mobile Telecommunications	11%

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	80%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exelon Corp.	6.3%
Southern Co.	3.3%
Dominion Resources, Inc.	3.1%
FPL Group, Inc.	2.9%
FirstEnergy Corp.	2.7%

Dow Jones U.S. Utilities

Index - Composition

% of Index
Electricity	73%
Gas, Water & MultiUtilities	27%

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil and Gas Index - Composition

% of Index
Oil and Gas Producers	72%
Oil Equipment, Services and Distribution	28%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to 125% the daily price movement of the most recently issued 30-year U.S. Treasury Bond.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	5%
Swap Agreements	28%
U.S. Treasury Obligations	92%
Total Exposure	125%

“Market Exposure” includes the value

of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily price movement of the most recently issued 10-year U.S. Treasury Note.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(9)%
Swap Agreements	(94)%
Options	NM
Total Exposure	(103)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to 125% the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(2)%
Swap Agreements	(124)%
Options	NM
Total Exposure	(126)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	97%
Futures Contracts	3%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Composition

% of Index
Euro	57%
Japanese Yen	14%
British Sterling Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

July 31, 2008

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(97)%
Futures Contracts	(3)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Composition

% of Index
Euro	57%
Japanese Yen	14%
British Sterling Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at February 1, 2008 and held for the entire period from

February 1, 2008 through July 31, 2008 (unless otherwise noted).

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period* 2/1/08 - 7/31/08	Expense Ratio During Period 2/1/08 - 7/31/08
Investor Class
Bull ProFund	$1,000.00	$923.70	$7.60	1.59%
Mid-Cap ProFund	1,000.00	995.10	7.84	1.58%
Small-Cap ProFund	1,000.00	1,002.50	7.42	1.49%
NASDAQ-100 ProFund	1,000.00	1,003.90	10.01	2.01%
Large-Cap Value ProFund	1,000.00	872.50	8.52	1.83%
Large-Cap Growth ProFund	1,000.00	965.40	8.84	1.81%
Mid-Cap Value ProFund	1,000.00	968.30	9.45	1.93%
Mid-Cap Growth ProFund	1,000.00	1,020.50	8.49	1.69%
Small-Cap Value ProFund	1,000.00	967.10	7.29	1.49%
Small-Cap Growth ProFund	1,000.00	1,008.20	7.44	1.49%
Europe 30 ProFund	1,000.00	959.60	10.43	2.14%
UltraBull ProFund	1,000.00	831.50	6.92	1.52%
UltraMid-Cap ProFund	1,000.00	964.20	7.72	1.58%
UltraSmall-Cap ProFund	1,000.00	969.60	7.39	1.51%
UltraDow 30 ProFund	1,000.00	793.30	7.22	1.62%
UltraNASDAQ-100 ProFund	1,000.00	960.60	7.31	1.50%
UltraInternational ProFund	1,000.00	831.30	7.42	1.63%
UltraEmerging Markets ProFund	1,000.00	840.80	6.82	1.49%
UltraLatin America ProFund	1,000.00	1,015.30	8.07	1.61%
UltraChina ProFund**	1,000.00	636.30	7.76	1.95%
UltraJapan ProFund	1,000.00	914.30	7.81	1.64%
Bear ProFund	1,000.00	1,070.90	8.19	1.59%
Short Small-Cap ProFund	1,000.00	968.70	8.32	1.70%
Short NASDAQ-100 ProFund	1,000.00	975.10	9.33	1.90%
UltraBear ProFund	1,000.00	1,116.50	8.00	1.52%
UltraShort Mid-Cap ProFund	1,000.00	943.00	7.92	1.64%
UltraShort Small-Cap ProFund	1,000.00	905.70	7.15	1.51%
UltraShort Dow 30 ProFund	1,000.00	1,157.60	9.12	1.70%
UltraShort NASDAQ-100 ProFund	1,000.00	926.90	7.38	1.54%
UltraShort International ProFund	1,000.00	1,101.60	8.31	1.59%
UltraShort Emerging Markets ProFund	1,000.00	983.30	7.64	1.55%
UltraShort Latin America ProFund	1,000.00	766.10	8.56	1.95%
UltraShort China ProFund**	1,000.00	1,199.00	10.37	1.94%
UltraShort Japan ProFund	1,000.00	961.60	7.71	1.58%
Banks UltraSector ProFund	1,000.00	610.80	6.21	1.55%
Basic Materials UltraSector ProFund	1,000.00	1,063.70	8.16	1.59%
Biotechnology UltraSector ProFund	1,000.00	1,360.80	9.10	1.55%
Consumer Goods UltraSector ProFund	1,000.00	916.80	7.39	1.55%
Consumer Services UltraSector ProFund	1,000.00	848.50	7.12	1.55%
Financials UltraSector ProFund	1,000.00	656.50	6.38	1.55%
Health Care UltraSector ProFund	1,000.00	953.30	7.53	1.55%
Industrials UltraSector ProFund	1,000.00	907.60	7.35	1.55%
Internet UltraSector ProFund	1,000.00	927.20	8.19	1.71%
Mobile Telecommunications UltraSector ProFund	1,000.00	780.90	6.86	1.55%
Oil & Gas UltraSector ProFund	1,000.00	1,063.00	7.69	1.50%

xc

Expense Examples (continued) (unaudited)

	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period* 2/1/08 - 7/31/08	Expense Ratio During Period 2/1/08 - 7/31/08
Oil Equipment, Services & Distribution UltraSector ProFund	$1,000.00	$1,353.10	$9.24	1.58%
Pharmaceuticals UltraSector ProFund	1,000.00	897.20	7.31	1.55%
Precious Metals UltraSector ProFund	1,000.00	845.10	6.93	1.51%
Real Estate UltraSector ProFund	1,000.00	910.70	9.55	2.01%
Semiconductor UltraSector ProFund	1,000.00	918.80	7.39	1.55%
Technology UltraSector ProFund	1,000.00	949.70	7.51	1.55%
Telecommunications UltraSector ProFund	1,000.00	770.40	9.20	2.09%
Utilities UltraSector ProFund	1,000.00	946.50	9.05	1.87%
Short Oil & Gas ProFund	1,000.00	912.20	7.51	1.58%
Short Precious Metals ProFund	1,000.00	1,015.30	7.92	1.58%
Short Real Estate ProFund	1,000.00	971.20	7.79	1.59%
U.S. Government Plus ProFund	1,000.00	969.60	6.46	1.32%
Rising Rates Opportunity 10 ProFund	1,000.00	1,009.20	8.39	1.68%
Rising Rates Opportunity ProFund	1,000.00	1,015.30	7.57	1.51%
Rising U.S. Dollar ProFund	1,000.00	967.70	7.29	1.49%
Falling U.S. Dollar ProFund	1,000.00	1,034.60	7.84	1.55%

*	Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios and rates of return for the period from February 4, 2008 (date of commencement of operations) to July 31, 2008.

The Actual Return table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period* 2/1/08 - 7/31/08	Expense Ratio During Period 2/1/08 - 7/31/08
Service Class
Bull ProFund	$1,000.00	$918.80	$12.36	2.59%
Mid-Cap ProFund	1,000.00	990.20	12.77	2.58%
Small-Cap ProFund	1,000.00	997.60	12.37	2.49%
NASDAQ-100 ProFund	1,000.00	998.70	14.96	3.01%
Large-Cap Value ProFund	1,000.00	868.20	13.15	2.83%
Large-Cap Growth ProFund	1,000.00	960.30	13.70	2.81%
Mid-Cap Value ProFund	1,000.00	963.20	14.30	2.93%
Mid-Cap Growth ProFund	1,000.00	1,015.30	13.48	2.69%
Small-Cap Value ProFund	1,000.00	961.60	12.14	2.49%
Small-Cap Growth ProFund	1,000.00	1,003.30	12.40	2.49%
Europe 30 ProFund	1,000.00	955.10	15.26	3.14%
UltraBull ProFund	1,000.00	827.00	11.45	2.52%
UltraMid-Cap ProFund	1,000.00	959.30	12.57	2.58%
UltraSmall-Cap ProFund	1,000.00	964.60	12.26	2.51%
UltraDow 30 ProFund	1,000.00	788.90	11.65	2.62%
UltraNASDAQ-100 ProFund	1,000.00	956.20	12.16	2.50%
UltraInternational ProFund	1,000.00	827.00	11.95	2.63%
UltraEmerging Markets ProFund	1,000.00	836.40	11.37	2.49%
UltraLatin America ProFund	1,000.00	1,010.20	13.04	2.61%
UltraChina ProFund**	1,000.00	633.00	11.71	2.95%
UltraJapan ProFund	1,000.00	909.90	12.54	2.64%
Bear ProFund	1,000.00	1,064.90	13.30	2.59%
Short Small-Cap ProFund	1,000.00	964.30	13.19	2.70%
Short NASDAQ-100 ProFund	1,000.00	970.30	14.21	2.90%
UltraBear ProFund	1,000.00	1,111.20	13.23	2.52%
UltraShort Mid-Cap ProFund	1,000.00	937.60	12.72	2.64%
UltraShort Small-Cap ProFund	1,000.00	901.60	11.87	2.51%
UltraShort Dow 30 ProFund	1,000.00	1,153.00	14.45	2.70%
UltraShort NASDAQ-100 ProFund	1,000.00	921.50	12.13	2.54%
UltraShort International ProFund	1,000.00	1,096.30	13.50	2.59%
UltraShort Emerging Markets ProFund	1,000.00	980.90	12.56	2.55%
UltraShort Latin America ProFund	1,000.00	762.90	12.93	2.95%

xci

Expense Examples (continued) (unaudited)

	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period* 2/1/08 - 7/31/08	Expense Ratio During Period 2/1/08 - 7/31/08
UltraShort China ProFund**	$1,000.00	$1,193.00	$15.68	2.94%
UltraShort Japan ProFund	1,000.00	956.70	12.55	2.58%
Banks UltraSector ProFund	1,000.00	607.70	10.19	2.55%
Basic Materials UltraSector ProFund	1,000.00	1,058.30	13.25	2.59%
Biotechnology UltraSector ProFund	1,000.00	1,353.90	14.92	2.55%
Consumer Goods UltraSector ProFund	1,000.00	912.40	12.12	2.55%
Consumer Services UltraSector ProFund	1,000.00	844.70	11.70	2.55%
Financials UltraSector ProFund	1,000.00	652.60	10.48	2.55%
Health Care UltraSector ProFund	1,000.00	947.50	12.35	2.55%
Industrials UltraSector ProFund	1,000.00	903.20	12.07	2.55%
Internet UltraSector ProFund	1,000.00	922.60	12.95	2.71%
Mobile Telecommunications UltraSector ProFund	1,000.00	776.70	11.26	2.55%
Oil & Gas UltraSector ProFund	1,000.00	1,057.40	12.79	2.50%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,346.40	15.05	2.58%
Pharmaceuticals UltraSector ProFund	1,000.00	892.70	12.00	2.55%
Precious Metals UltraSector ProFund	1,000.00	840.90	11.49	2.51%
Real Estate UltraSector ProFund	1,000.00	906.30	14.27	3.01%
Semiconductor UltraSector ProFund	1,000.00	914.40	12.14	2.55%
Technology UltraSector ProFund	1,000.00	944.60	12.33	2.55%
Telecommunications UltraSector ProFund	1,000.00	767.10	13.58	3.09%
Utilities UltraSector ProFund	1,000.00	941.70	13.86	2.87%
Short Oil & Gas ProFund	1,000.00	908.10	12.24	2.58%
Short Precious Metals ProFund	1,000.00	1,009.70	12.89	2.58%
Short Real Estate ProFund	1,000.00	966.70	12.66	2.59%
U.S. Government Plus ProFund	1,000.00	964.70	11.33	2.32%
Rising Rates Opportunity 10 ProFund	1,000.00	1,004.20	13.35	2.68%
Rising Rates Opportunity ProFund	1,000.00	1,010.40	12.55	2.51%
Rising U.S. Dollar ProFund	1,000.00	962.90	12.15	2.49%
Falling U.S. Dollar ProFund	1,000.00	1,029.40	12.87	2.55%

*	Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios and rates of return for the period from February 4, 2008 (date of commencement of operations) to July 31, 2008.

The Actual Return table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period* 2/1/08 - 7/31/08	Expense Ratio During Period 2/1/08 - 7/31/08
Class A
U.S. Government Plus ProFund	$1,000.00	$968.40	$7.68	1.57%
Rising Rates Opportunity 10 ProFund	1,000.00	1,009.00	9.64	1.93%
Rising Rates Opportunity ProFund	1,000.00	1,013.80	8.81	1.76%

*	Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

xcii

Expense Examples (continued) (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period* 2/1/08 - 7/31/08	Expense Ratio During Period 2/1/08 - 7/31/08
Investor Class
Bull ProFund	$1,000.00	$1,016.96	$7.97	1.59%
Mid-Cap ProFund	1,000.00	1,017.01	7.92	1.58%
Small-Cap ProFund	1,000.00	1,017.45	7.47	1.49%
NASDAQ-100 ProFund	1,000.00	1,014.87	10.07	2.01%
Large-Cap Value ProFund	1,000.00	1,015.76	9.17	1.83%
Large-Cap Growth ProFund	1,000.00	1,015.86	9.07	1.81%
Mid-Cap Value ProFund	1,000.00	1,015.27	9.67	1.93%
Mid-Cap Growth ProFund	1,000.00	1,016.46	8.47	1.69%
Small-Cap Value ProFund	1,000.00	1,017.45	7.47	1.49%
Small-Cap Growth ProFund	1,000.00	1,017.45	7.47	1.49%
Europe 30 ProFund	1,000.00	1,014.22	10.72	2.14%
UltraBull ProFund	1,000.00	1,017.30	7.62	1.52%
UltraMid-Cap ProFund	1,000.00	1,017.01	7.92	1.58%
UltraSmall-Cap ProFund	1,000.00	1,017.35	7.57	1.51%
UltraDow 30 ProFund	1,000.00	1,016.81	8.12	1.62%
UltraNASDAQ-100 ProFund	1,000.00	1,017.40	7.52	1.50%
UltraInternational ProFund	1,000.00	1,016.76	8.17	1.63%
UltraEmerging Markets ProFund	1,000.00	1,017.45	7.47	1.49%
UltraLatin America ProFund	1,000.00	1,016.86	8.07	1.61%
UltraChina ProFund**	1,000.00	1,015.17	9.77	1.95%
UltraJapan ProFund	1,000.00	1,016.71	8.22	1.64%
Bear ProFund	1,000.00	1,016.96	7.97	1.59%
Short Small-Cap ProFund	1,000.00	1,016.41	8.52	1.70%
Short NASDAQ-100 ProFund	1,000.00	1,015.42	9.52	1.90%
UltraBear ProFund	1,000.00	1,017.30	7.62	1.52%
UltraShort Mid-Cap ProFund	1,000.00	1,016.71	8.22	1.64%
UltraShort Small-Cap ProFund	1,000.00	1,017.35	7.57	1.51%
UltraShort Dow 30 ProFund	1,000.00	1,016.41	8.52	1.70%
UltraShort NASDAQ-100 ProFund	1,000.00	1,017.21	7.72	1.54%
UltraShort International ProFund	1,000.00	1,016.96	7.97	1.59%
UltraShort Emerging Markets ProFund	1,000.00	1,017.16	7.77	1.55%
UltraShort Latin America ProFund	1,000.00	1,015.17	9.77	1.95%
UltraShort China ProFund**	1,000.00	1,015.22	9.72	1.94%
UltraShort Japan ProFund	1,000.00	1,017.01	7.92	1.58%
Banks UltraSector ProFund	1,000.00	1,017.16	7.77	1.55%
Basic Materials UltraSector ProFund	1,000.00	1,016.96	7.97	1.59%
Biotechnology UltraSector ProFund	1,000.00	1,017.16	7.77	1.55%
Consumer Goods UltraSector ProFund	1,000.00	1,017.16	7.77	1.55%
Consumer Services UltraSector ProFund	1,000.00	1,017.16	7.77	1.55%
Financials UltraSector ProFund	1,000.00	1,017.16	7.77	1.55%
Health Care UltraSector ProFund	1,000.00	1,017.16	7.77	1.55%
Industrials UltraSector ProFund	1,000.00	1,017.16	7.77	1.55%
Internet UltraSector ProFund	1,000.00	1,016.36	8.57	1.71%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,017.16	7.77	1.55%
Oil & Gas UltraSector ProFund	1,000.00	1,017.40	7.52	1.50%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,017.01	7.92	1.58%
Pharmaceuticals UltraSector ProFund	1,000.00	1,017.16	7.77	1.55%
Precious Metals UltraSector ProFund	1,000.00	1,017.35	7.57	1.51%
Real Estate UltraSector ProFund	1,000.00	1,014.87	10.07	2.01%
Semiconductor UltraSector ProFund	1,000.00	1,017.16	7.77	1.55%
Technology UltraSector ProFund	1,000.00	1,017.16	7.77	1.55%
Telecommunications UltraSector ProFund	1,000.00	1,014.47	10.47	2.09%
Utilities UltraSector ProFund	1,000.00	1,015.56	9.37	1.87%
Short Oil & Gas ProFund	1,000.00	1,017.01	7.92	1.58%
Short Precious Metals ProFund	1,000.00	1,017.01	7.92	1.58%

xciii

Expense Examples (continued) (unaudited)

	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period* 2/1/08 - 7/31/08	Expense Ratio During Period 2/1/08 - 7/31/08
Short Real Estate ProFund	$1,000.00	$1,016.96	$7.97	1.59%
U.S. Government Plus ProFund	1,000.00	1,018.30	6.62	1.32%
Rising Rates Opportunity 10 ProFund	1,000.00	1,016.51	8.42	1.68%
Rising Rates Opportunity ProFund	1,000.00	1,017.35	7.57	1.51%
Rising U.S. Dollar ProFund	1,000.00	1,017.45	7.47	1.49%
Falling U.S. Dollar ProFund	1,000.00	1,017.16	7.77	1.55%

*	Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios for the period from February 4, 2008 (date of commencement of operations) to July 31, 2008 and has been annualized to reflect values for the period from February 1, 2008 to July 31, 2008.

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period* 2/1/08 - 7/31/08	Expense Ratio During Period 2/1/08 -7/31/08
Service Class
Bull ProFund	$1,000.00	$1,011.98	$12.96	2.59%
Mid-Cap ProFund	1,000.00	1,012.03	12.91	2.58%
Small-Cap ProFund	1,000.00	1,012.48	12.46	2.49%
NASDAQ-100 ProFund	1,000.00	1,009.90	15.04	3.01%
Large-Cap Value ProFund	1,000.00	1,010.79	14.15	2.83%
Large-Cap Growth ProFund	1,000.00	1,010.89	14.05	2.81%
Mid-Cap Value ProFund	1,000.00	1,010.29	14.64	2.93%
Mid-Cap Growth ProFund	1,000.00	1,011.49	13.45	2.69%
Small-Cap Value ProFund	1,000.00	1,012.48	12.46	2.49%
Small-Cap Growth ProFund	1,000.00	1,012.48	12.46	2.49%
Europe 30 ProFund	1,000.00	1,009.25	15.69	3.14%
UltraBull ProFund	1,000.00	1,012.33	12.61	2.52%
UltraMid-Cap ProFund	1,000.00	1,012.03	12.91	2.58%
UltraSmall-Cap ProFund	1,000.00	1,012.38	12.56	2.51%
UltraDow 30 ProFund	1,000.00	1,011.83	13.11	2.62%
UltraNASDAQ-100 ProFund	1,000.00	1,012.43	12.51	2.50%
UltraInternational ProFund	1,000.00	1,011.79	13.16	2.63%
UltraEmerging Markets ProFund	1,000.00	1,012.48	12.46	2.49%
UltraLatin America ProFund	1,000.00	1,011.88	13.06	2.61%
UltraChina ProFund**	1,000.00	1,010.19	14.74	2.95%
UltraJapan ProFund	1,000.00	1,011.74	13.20	2.64%
Bear ProFund	1,000.00	1,011.98	12.96	2.59%
Short Small-Cap ProFund	1,000.00	1,011.44	13.50	2.70%
Short NASDAQ-100 ProFund	1,000.00	1,010.44	14.50	2.90%
UltraBear ProFund	1,000.00	1,012.33	12.61	2.52%
UltraShort Mid-Cap ProFund	1,000.00	1,011.74	13.20	2.64%
UltraShort Small-Cap ProFund	1,000.00	1,012.38	12.56	2.51%
UltraShort Dow 30 ProFund	1,000.00	1,011.44	13.50	2.70%
UltraShort NASDAQ-100 ProFund	1,000.00	1,012.23	12.71	2.54%
UltraShort International ProFund	1,000.00	1,011.98	12.96	2.59%
UltraShort Emerging Markets ProFund	1,000.00	1,012.18	12.76	2.55%
UltraShort Latin America ProFund	1,000.00	1,010.19	14.74	2.95%
UltraShort China ProFund**	1,000.00	1,010.24	14.69	2.94%
UltraShort Japan ProFund	1,000.00	1,012.03	12.91	2.58%
Banks UltraSector ProFund	1,000.00	1,012.18	12.76	2.55%
Basic Materials UltraSector ProFund	1,000.00	1,011.98	12.96	2.59%
Biotechnology UltraSector ProFund	1,000.00	1,012.18	12.76	2.55%
Consumer Goods UltraSector ProFund	1,000.00	1,012.18	12.76	2.55%
Consumer Services UltraSector ProFund	1,000.00	1,012.18	12.76	2.55%
Financials UltraSector ProFund	1,000.00	1,012.18	12.76	2.55%
Health Care UltraSector ProFund	1,000.00	1,012.18	12.76	2.55%

xciv

Expense Examples (continued) (unaudited)

	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period* 2/1/08 - 7/31/08	Expense Ratio During Period 2/1/08 -7/31/08
Industrials UltraSector ProFund	$1,000.00	$1,012.18	$12.76	2.55%
Internet UltraSector ProFund	1,000.00	1,011.39	13.55	2.71%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,012.18	12.76	2.55%
Oil & Gas UltraSector ProFund	1,000.00	1,012.43	12.51	2.50%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,012.03	12.91	2.58%
Pharmaceuticals UltraSector ProFund	1,000.00	1,012.18	12.76	2.55%
Precious Metals UltraSector ProFund	1,000.00	1,012.38	12.56	2.51%
Real Estate UltraSector ProFund	1,000.00	1,009.90	15.04	3.01%
Semiconductor UltraSector ProFund	1,000.00	1,012.18	12.76	2.55%
Technology UltraSector ProFund	1,000.00	1,012.18	12.76	2.55%
Telecommunications UltraSector ProFund	1,000.00	1,009.50	15.44	3.09%
Utilities UltraSector ProFund	1,000.00	1,010.59	14.35	2.87%
Short Oil & Gas ProFund	1,000.00	1,012.03	12.91	2.58%
Short Precious Metals ProFund	1,000.00	1,012.03	12.91	2.58%
Short Real Estate ProFund	1,000.00	1,011.98	12.96	2.59%
U.S. Government Plus ProFund	1,000.00	1,013.33	11.61	2.32%
Rising Rates Opportunity 10 ProFund	1,000.00	1,011.54	13.40	2.68%
Rising Rates Opportunity ProFund	1,000.00	1,012.38	12.56	2.51%
Rising U.S. Dollar ProFund	1,000.00	1,012.48	12.46	2.49%
Falling U.S. Dollar ProFund	1,000.00	1,012.18	12.76	2.55%

*	Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios for the period from February 4, 2008 (date of commencement of operations) to July 31, 2008 and has been annualized to reflect values for the period from February 1, 2008 to July 31, 2008.

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 2/1/08	Ending Account Value 7/31/08	Expenses Paid During Period* 2/1/08 - 7/31/08	Expense Ratio During Period 2/1/08 - 7/31/08
Class A
U.S. Government Plus ProFund	$1,000.00	$1,017.06	$7.87	1.57%
Rising Rates Opportunity 10 ProFund	1,000.00	1,015.27	9.67	1.93%
Rising Rates Opportunity ProFund	1,000.00	1,016.11	8.82	1.76%

*	Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

xcv

PROFUNDS Bull ProFund	Summary Schedule of Portfolio Investments July 31, 2008

Common Stocks (90.8%)
	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Pharmaceuticals)	0.7%	5,148	$290,038
American International Group, Inc. (Insurance)	0.6%	8,964	233,512
Amgen, Inc.* (Biotechnology)	0.6%	3,636	227,723
Apple Computer, Inc.* (Computers)	1.2%	2,934	466,359
AT&T, Inc. (Telecommunications)	1.5%	19,818	610,593
Bank of America Corp. (Banks)	1.2%	14,850	488,565
ChevronTexaco Corp. (Oil & Gas)	1.4%	6,894	582,957
Cisco Systems, Inc.* (Telecommunications)	1.1%	19,710	433,423
Citigroup, Inc. (Diversified Financial Services)	0.8%	18,162	339,448
Coca-Cola Co. (Beverages)	0.8%	6,660	342,990
Comcast Corp.—Special Class A (Media)	0.5%	9,882	203,767
ConocoPhillips (Oil & Gas)	1.0%	5,148	420,180
CVS Corp. (Retail)	0.4%	4,770	174,105
Exelon Corp. (Electric)	0.4%	2,196	172,650
Exxon Mobil Corp. (Oil & Gas)	3.5%	17,640	1,418,785
General Electric Co. (Miscellaneous Manufacturing)	2.3%	33,246	940,529
Google, Inc.—Class A* (Internet)	0.9%	774	366,682
Hewlett-Packard Co. (Computers)	0.9%	8,226	368,525
Intel Corp. (Semiconductors)	1.0%	19,098	423,785
International Business Machines Corp. (Computers)	1.5%	4,590	587,428
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.2%	11,520	468,058
Johnson & Johnson (Healthcare—Products)	1.6%	9,396	643,344
McDonald’s Corp. (Retail)	0.6%	3,780	226,006
Medtronic, Inc. (Healthcare—Products)	0.5%	3,744	197,796
Merck & Co., Inc. (Pharmaceuticals)	0.6%	7,164	235,696
Microsoft Corp. (Software)	1.7%	26,712	687,033
Monsanto Co. (Agriculture)	0.5%	1,836	218,686
Occidental Petroleum Corp. (Oil & Gas)	0.5%	2,736	215,679
Oracle Corp.* (Software)	0.7%	13,230	284,842
PepsiCo, Inc. (Beverages)	0.9%	5,292	352,236
Pfizer, Inc. (Pharmaceuticals)	1.0%	22,572	421,419
Philip Morris International, Inc. (Commercial Services)	0.9%	7,038	363,513
Procter & Gamble Co. (Cosmetics/Personal Care)	1.6%	10,188	667,110
Qualcomm, Inc. (Telecommunications)	0.7%	5,400	298,836
Schlumberger, Ltd.ADR (Oil & Gas Services)	1.0%	3,978	404,165

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.6%	1,314	$241,829
Time Warner, Inc. (Media)	0.4%	11,934	170,895
U.S. Bancorp (Banks)	0.4%	5,814	177,967
United Parcel Service, Inc.—Class B (Transportation)	0.5%	3,402	214,598
United Technologies Corp. (Aerospace/Defense)	0.5%	3,240	207,295
Verizon Communications, Inc. (Telecommunications)	0.8%	9,504	323,516
Wal-Mart Stores, Inc. (Retail)	1.1%	7,758	454,774
Walt Disney Co. (Media)	0.5%	6,354	192,844
Wells Fargo & Co. (Banks)	0.8%	11,016	333,454
Wyeth (Pharmaceuticals)	0.4%	4,446	180,152
Other Common Stocks	48.5%	577,714	19,592,951

TOTAL COMMON STOCKS (Cost $29,124,821)			36,866,738

Repurchase Agreements (44.9%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08, dated 7/31/08, with a repurchase price of $6,226,363 (Collateralized by $6,325,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $6,351,156)	$6,226,000	6,226,000
HSBC, 2.10%, 8/1/08, dated 7/31/08, with a repurchase price of $8,302,484 (Collateralized by $8,310,000 Federal Home Loan Bank, 4.65%, 9/26/08, market value $8,468,885)	8,302,000	8,302,000
UBS, 2.08%, 8/1/08, dated 7/31/08, with a repurchase price of $3,678,213 (Collateralized by $3,755,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $3,755,029)	3,678,000	3,678,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,206,000)		18,206,000

TOTAL INVESTMENT SECURITIES (Cost $47,330,821)—135.7%		55,072,738
Net other assets (liabilities)—(35.7)%		(14,495,099)

NET ASSETS—100.0%		$40,577,639

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS Bull ProFund	Summary Schedule of Portfolio Investments July 31, 2008

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $16,467,750)	52	$(994,734)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $12,667,500)	200	(8,200)

Bull ProFund invested as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	0.1%
Aerospace/Defense	2.2%
Agriculture	1.4%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.2%
Banks	4.0%
Beverages	2.3%
Biotechnology	1.3%
Building Materials	0.2%
Chemicals	1.4%
Coal	0.4%
Commercial Services	1.6%
Computers	4.8%
Cosmetics/Personal Care	2.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	5.2%
Electric	3.0%
Electrical Components & Equipment	0.3%
Electronics	0.6%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.7%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM

Healthcare—Products	3.6%
Healthcare—Services	1.1%
Holding Companies—Diversified	0.1%
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	NM
Insurance	3.1%
Internet	1.7%
Investment Companies	NM
Iron/Steel	0.5%
Leisure Time	0.2%
Lodging	0.2%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	0.5%
Media	2.2%
Metal Fabricate/Hardware	0.1%
Mining	0.7%
Miscellaneous Manufacturing	4.3%
Office/Business Equipment	0.2%
Oil & Gas	9.6%
Oil & Gas Services	2.3%
Packaging & Containers	NM
Pharmaceuticals	5.2%
Pipelines	0.5%
REIT	1.2%
Real Estate	NM
Retail	4.6%
Savings & Loans	0.2%
Semiconductors	2.4%
Software	3.5%
Telecommunications	5.2%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	2.0%
Other**	9.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (69.6%)
	Shares	Value
3Com Corp.* (Telecommunications)	4,050	$7,614
99 Cents Only Stores* (Retail)	405	2,709
ACI Worldwide, Inc.* (Software)	324	6,337
Acxiom Corp. (Software)	648	8,320
ADC Telecommunications, Inc.* (Telecommunications)	1,134	10,728
ADTRAN, Inc. (Telecommunications)	567	12,678
Advance Auto Parts, Inc. (Retail)	972	39,939
Advanced Medical Optics, Inc.* (Healthcare—Products)	567	9,843
Advent Software, Inc.* (Software)	162	7,053
Aeropostale, Inc.* (Retail)	648	20,898
Affiliated Managers Group, Inc.* (Diversified Financial Services)	405	34,992
Affymetrix, Inc.* (Biotechnology)	648	5,106
AGCO Corp.* (Machinery—Diversified)	891	53,326
AGL Resources, Inc. (Gas)	729	25,194
Airgas, Inc. (Chemicals)	810	46,397
AirTran Holdings, Inc.* (Airlines)	1,134	3,311
Alaska Air Group, Inc.* (Airlines)	324	5,793
Albemarle Corp. (Chemicals)	729	28,380
Alberto-Culver Co. (Cosmetics/Personal Care)	810	21,732
Alexander & Baldwin, Inc. (Transportation)	405	17,573
Alexandria Real Estate Equities, Inc. (REIT)	324	33,456
Alliance Data Systems Corp.* (Commercial Services)	729	46,765
Alliant Energy Corp. (Electric)	1,053	33,938
Alliant Techsystems, Inc.* (Aerospace/Defense)	324	32,073
AMB Property Corp. (REIT)	972	47,589
American Eagle Outfitters, Inc. (Retail)	2,025	28,350
American Financial Group, Inc. (Insurance)	648	18,773
American Greetings Corp.—Class A (Household Products/Wares)	486	7,203
AmeriCredit Corp.* (Diversified Financial Services)	1,134	9,945
Ametek, Inc. (Electrical Components & Equipment)	1,053	50,397
Amphenol Corp.—Class A (Electronics)	1,782	84,948
AnnTaylor Stores Corp.* (Retail)	567	12,786
ANSYS, Inc.* (Software)	810	37,163
Apollo Investment Corp. (Investment Companies)	1,377	21,936
Apria Healthcare Group, Inc.* (Healthcare—Services)	405	7,780
AptarGroup, Inc. (Miscellaneous Manufacturing)	648	25,078
Aqua America, Inc. (Water)	1,296	20,542
Arch Coal, Inc. (Coal)	1,458	82,100
Arrow Electronics, Inc.* (Electronics)	1,215	39,147
Arthur J. Gallagher & Co. (Insurance)	891	22,658
ArvinMeritor, Inc. (Auto Parts & Equipment)	729	10,067
Associated Banc-Corp (Banks)	1,296	21,630
Astoria Financial Corp. (Savings & Loans)	810	18,120
Atmel Corp.* (Semiconductors)	4,536	16,012
Avis Budget Group, Inc.* (Commercial Services)	972	5,929
Avnet, Inc.* (Electronics)	1,458	39,745
Avocent Corp.* (Internet)	405	9,631
Bank of Hawaii Corp. (Banks)	486	24,490
Barnes & Noble, Inc. (Retail)	405	9,582
BE Aerospace, Inc.* (Aerospace/Defense)	891	22,881
Beckman Coulter, Inc. (Healthcare—Products)	567	41,017
Belo Corp.—Class A (Media)	891	6,050
Bill Barrett Corp.* (Oil & Gas)	324	13,329
BJ’s Wholesale Club, Inc.* (Retail)	567	21,280
Black Hills Corp. (Electric)	324	10,455

Common Stocks, continued
	Shares	Value
Blyth, Inc. (Household Products/Wares)	162	$2,357
Bob Evans Farms, Inc. (Retail)	243	6,960
Borders Group, Inc. (Retail)	567	2,778
BorgWarner, Inc. (Auto Parts & Equipment)	1,134	45,723
Boyd Gaming Corp. (Lodging)	567	5,659
BRE Properties, Inc.—Class A (REIT)	486	23,756
Brinker International, Inc. (Retail)	972	17,875
Broadridge Financial Solutions, Inc. (Software)	1,377	28,504
Brown & Brown, Inc. (Insurance)	1,134	19,924
Cabot Corp. (Chemicals)	648	17,386
Cadence Design Systems, Inc.* (Computers)	2,592	19,155
Callaway Golf Co. (Leisure Time)	648	8,217
Camden Property Trust (REIT)	486	23,901
Career Education Corp.* (Commercial Services)	891	16,341
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	567	17,345
Carmax, Inc.* (Retail)	2,187	29,306
Carpenter Technology Corp. (Iron/Steel)	486	18,808
Cathay Bancorp, Inc. (Banks)	486	7,747
Cephalon, Inc.* (Pharmaceuticals)	648	47,408
Cerner Corp.* (Software)	648	28,940
CF Industries Holdings, Inc. (Chemicals)	486	79,442
Charles River Laboratories International, Inc.* (Biotechnology)	648	43,066
Charming Shoppes, Inc.* (Retail)	1,134	6,180
Cheesecake Factory, Inc.* (Retail)	648	9,124
Chemtura Corp. (Chemicals)	2,430	15,844
Chico’s FAS, Inc.* (Retail)	1,782	9,926
Chipotle Mexican Grill, Inc.—Class A* (Retail)	324	22,194
ChoicePoint, Inc.* (Commercial Services)	648	31,007
Church & Dwight, Inc. (Household Products/Wares)	648	35,556
Cimarex Energy Co. (Oil & Gas)	810	42,209
Cincinnati Bell, Inc.* (Telecommunications)	2,430	9,477
City National Corp. (Banks)	405	19,898
Cleveland-Cliffs, Inc. (Iron/Steel)	891	96,593
Coldwater Creek, Inc.* (Retail)	567	3,697
Collective Brands, Inc.* (Retail)	648	8,346
Commerce Bancshares, Inc. (Banks)	567	24,738
Commercial Metals Co. (Metal Fabricate/Hardware)	1,134	33,850
Commscope, Inc.* (Telecommunications)	648	28,894
Community Health Systems, Inc.* (Healthcare—Services)	972	32,057
Con-way, Inc. (Transportation)	405	20,477
Copart, Inc.* (Retail)	648	28,421
Corinthian Colleges, Inc.* (Commercial Services)	810	12,758
Corn Products International, Inc. (Food)	729	33,906
Corrections Corp. of America* (Commercial Services)	1,215	34,056
Cousins Properties, Inc. (REIT)	324	7,118
Covance, Inc.* (Healthcare—Services)	567	52,051
Crane Co. (Miscellaneous Manufacturing)	486	17,253
Cree Research, Inc.* (Semiconductors)	891	17,285
Cullen/Frost Bankers, Inc. (Banks)	567	29,904
Cypress Semiconductor Corp.* (Semiconductors)	1,458	39,730
Cytec Industries, Inc. (Chemicals)	405	21,894
Deluxe Corp. (Commercial Services)	486	6,950
Denbury Resources, Inc.* (Oil & Gas)	2,430	68,380
DENTSPLY International, Inc. (Healthcare—Products)	1,458	58,684
DeVry, Inc. (Commercial Services)	567	32,211
Dick’s Sporting Goods, Inc.* (Retail)	810	14,216
Diebold, Inc. (Computers)	648	23,963

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Digital River, Inc.* (Internet)	324	$12,924
Dollar Tree, Inc.* (Retail)	891	33,412
Donaldson Co., Inc. (Miscellaneous Manufacturing)	648	29,231
DPL, Inc. (Electric)	1,134	28,781
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	810	24,057
DRS Technologies, Inc. (Aerospace/Defense)	405	31,914
DST Systems, Inc.* (Computers)	405	24,474
Duke-Weeks Realty Corp. (REIT)	1,458	36,056
Dun & Bradstreet Corp. (Software)	567	54,795
Dycom Industries, Inc.* (Engineering & Construction)	405	6,427
Eaton Vance Corp. (Diversified Financial Services)	1,134	42,117
Edwards Lifesciences Corp.* (Healthcare—Products)	486	30,462
Encore Acquisition Co.* (Oil & Gas)	486	30,069
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,215	28,127
Energen Corp. (Gas)	729	43,886
Energizer Holdings, Inc.* (Electrical Components & Equipment)	567	40,450
Energy East Corp. (Electric)	1,539	38,460
Entercom Communications Corp. (Media)	243	1,490
Equitable Resources, Inc. (Pipelines)	1,296	67,716
Equity One, Inc. (REIT)	324	6,256
Everest Re Group, Ltd.ADR (Insurance)	567	46,381
Exterran Holdings, Inc.* (Oil & Gas Services)	648	36,573
F5 Networks, Inc.* (Internet)	810	23,612
Fair Isaac Corp. (Software)	486	10,818
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,215	14,762
Fastenal Co. (Distribution/Wholesale)	1,215	59,365
Federal Realty Investment Trust (REIT)	567	41,170
Federal Signal Corp. (Miscellaneous Manufacturing)	486	6,984
Ferro Corp. (Chemicals)	405	8,813
Fidelity National Title Group, Inc.—Class A (Insurance)	2,106	28,136
First American Financial Corp. (Insurance)	891	22,453
First Niagara Financial Group, Inc. (Savings & Loans)	1,053	14,731
FirstMerit Corp. (Banks)	810	15,941
FLIR Systems, Inc.* (Electronics)	1,377	56,099
Flowserve Corp. (Machinery—Diversified)	567	75,604
FMC Corp. (Chemicals)	729	54,216
FMC Technologies, Inc.* (Oil & Gas Services)	1,296	80,067
Foot Locker, Inc. (Retail)	1,539	23,177
Forest Oil Corp.* (Oil & Gas)	891	50,814
Foundry Networks, Inc.* (Telecommunications)	1,458	25,428
Frontier Oil Corp. (Oil & Gas)	1,053	19,217
Furniture Brands International, Inc. (Home Furnishings)	486	5,769
Gartner Group, Inc.* (Commercial Services)	567	13,812
GATX Corp. (Trucking & Leasing)	405	18,415
Gen-Probe, Inc.* (Healthcare—Products)	486	25,914
Gentex Corp. (Electronics)	1,377	21,288
Global Payments, Inc. (Software)	810	35,875
Graco, Inc. (Machinery—Diversified)	567	20,542
Granite Construction, Inc. (Engineering & Construction)	324	10,248
Great Plains Energy, Inc. (Electric)	810	20,461
GUESS?, Inc. (Apparel)	486	15,392

Common Stocks, continued
	Shares	Value
Hanesbrands, Inc.* (Apparel)	891	$19,103
Hanover Insurance Group, Inc. (Insurance)	486	20,859
Hansen Natural Corp.* (Beverages)	567	12,962
Harris Corp. (Telecommunications)	1,296	62,402
Harsco Corp. (Miscellaneous Manufacturing)	810	43,821
Harte-Hanks, Inc. (Advertising)	405	5,026
Hawaiian Electric Industries, Inc. (Electric)	810	20,039
HCC Insurance Holdings, Inc. (Insurance)	1,053	23,850
Health Care REIT, Inc. (REIT)	891	44,434
Health Management Associates, Inc.—Class A* (Healthcare—Services)	2,430	14,945
Health Net, Inc.* (Healthcare—Services)	1,053	29,442
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	891	28,450
Helmerich & Payne, Inc. (Oil & Gas)	1,053	62,264
Henry Schein, Inc.* (Healthcare—Products)	891	47,722
Herman Miller, Inc. (Office Furnishings)	567	14,821
Highwoods Properties, Inc. (REIT)	567	20,696
Hill-Rom Holdings, Inc. (Healthcare—Products)	567	15,927
HNI Corp. (Office Furnishings)	405	8,768
Hologic, Inc.* (Healthcare—Products)	2,592	47,874
Horace Mann Educators Corp. (Insurance)	405	5,613
Hormel Foods Corp. (Food)	729	26,368
Hospitality Properties Trust (REIT)	891	18,978
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	405	2,847
Hubbell, Inc.—Class B (Electrical Components & Equipment)	567	23,905
IDACORP, Inc. (Electric)	405	12,073
IDEX Corp. (Machinery—Diversified)	810	30,642
IDEXX Laboratories, Inc.* (Healthcare—Products)	567	30,335
Imation Corp. (Computers)	243	4,632
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,458	26,871
Integrated Device Technology, Inc.* (Semiconductors)	1,701	17,044
International Rectifier Corp.* (Semiconductors)	729	12,306
International Speedway Corp. (Entertainment)	243	8,940
Intersil Corp.—Class A (Semiconductors)	1,215	29,318
Invitrogen Corp.* (Biotechnology)	891	39,516
ITT Educational Services, Inc.* (Commercial Services)	243	21,525
J.B. Hunt Transport Services, Inc. (Transportation)	810	29,954
Jack Henry & Associates, Inc. (Computers)	729	15,739
Jefferies Group, Inc. (Diversified Financial Services)	1,134	21,535
JetBlue Airways Corp.* (Airlines)	1,863	9,818
JM Smucker Co. (Food)	567	27,636
John Wiley & Sons, Inc. (Media)	405	18,363
Jones Lang LaSalle, Inc. (Real Estate)	324	15,435
Joy Global, Inc. (Machinery—Construction & Mining)	1,053	76,048
Kansas City Southern Industries, Inc.* (Transportation)	729	40,095
KBR, Inc. (Engineering & Construction)	1,701	48,478
Kelly Services, Inc.—Class A (Commercial Services)	162	2,982
KEMET Corp.* (Electronics)	810	1,102
Kennametal, Inc. (Hand/Machine Tools)	729	21,695
Kindred Healthcare, Inc.* (Healthcare—Services)	243	6,554
Kinetic Concepts, Inc.* (Healthcare—Products)	486	16,986
Korn/Ferry International* (Commercial Services)	405	7,088
Lam Research Corp.* (Semiconductors)	1,215	39,961

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Lamar Advertising Co.* (Advertising)	729	$27,687
Lancaster Colony Corp. (Miscellaneous Manufacturing)	162	5,267
Lear Corp.* (Auto Parts & Equipment)	729	10,505
Lee Enterprises, Inc. (Media)	324	978
Lender Processing Services, Inc.* (Diversified Financial Services)	891	29,715
Liberty Property Trust (REIT)	891	32,432
Life Time Fitness, Inc.* (Leisure Time)	324	9,652
LifePoint Hospitals, Inc.* (Healthcare—Services)	486	13,914
Lincare Holdings, Inc.* (Healthcare—Services)	729	23,488
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	405	32,542
Louisiana-Pacific Corp. (Forest Products & Paper)	1,053	8,908
Lubrizol Corp. (Chemicals)	648	32,270
M.D.C. Holdings, Inc. (Home Builders)	324	13,452
Mack-Cali Realty Corp. (REIT)	648	24,870
Macrovision Solutions Corp.* (Entertainment)	810	12,312
Manpower, Inc. (Commercial Services)	810	38,880
Martin Marietta Materials (Building Materials)	405	42,513
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	486	16,864
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	243	12,128
McAfee, Inc.* (Internet)	1,620	53,055
MDU Resources Group, Inc. (Electric)	1,863	59,448
Media General, Inc.—Class A (Media)	162	2,054
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	567	10,410
Mentor Graphics Corp.* (Computers)	891	12,367
Mercury General Corp. (Insurance)	324	16,365
Metavante Technologies, Inc.* (Software)	891	19,834
Mine Safety Appliances Co. (Environmental Control)	243	8,029
Minerals Technologies, Inc. (Chemicals)	162	10,451
Modine Manufacturing Co. (Auto Parts & Equipment)	324	5,651
Mohawk Industries, Inc.* (Textiles)	486	28,659
MPS Group, Inc.* (Commercial Services)	891	10,264
MSC Industrial Direct Co.—Class A (Retail)	405	19,319
National Fuel Gas Co. (Pipelines)	810	40,330
National Instruments Corp. (Computers)	567	19,306
Nationwide Health Properties, Inc. (REIT)	972	36,071
Navigant Consulting Co.* (Commercial Services)	405	7,484
NBTY, Inc.* (Pharmaceuticals)	486	16,762
NCR Corp.* (Computers)	1,701	45,689
Netflix, Inc.* (Internet)	405	12,510
NeuStar, Inc.* (Telecommunications)	729	15,294
New York Community Bancorp (Savings & Loans)	3,402	56,541
Newfield Exploration Co.* (Oil & Gas)	1,296	63,478
Nordson Corp. (Machinery—Diversified)	324	22,894
Northeast Utilities System (Electric)	1,539	38,721
NSTAR (Electric)	1,053	33,549
NVR, Inc.* (Home Builders)	81	44,738
O’Reilly Automotive, Inc.* (Retail)	1,134	28,962
OGE Energy Corp. (Electric)	891	29,154
Old Republic International Corp. (Insurance)	2,349	24,665
Olin Corp. (Chemicals)	729	21,680
Omnicare, Inc. (Pharmaceuticals)	1,215	35,770
ONEOK, Inc. (Gas)	1,053	47,890
Oshkosh Truck Corp. (Auto Manufacturers)	729	13,151

Common Stocks, continued
	Shares	Value
Overseas Shipholding Group, Inc. (Transportation)	243	$19,136
Pacific Sunwear of California, Inc.* (Retail)	648	5,644
Packaging Corp. of America (Packaging & Containers)	891	22,738
PacWest Bancorp (Banks)	243	4,525
Palm, Inc. (Computers)	1,053	6,929
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	324	5,605
Parametric Technology Corp.* (Software)	1,134	21,966
Patriot Coal Corp.* (Coal)	243	30,654
Patterson-UTI Energy, Inc. (Oil & Gas)	1,539	43,738
PDL BioPharma, Inc. (Biotechnology)	1,215	13,572
Pentair, Inc. (Miscellaneous Manufacturing)	972	33,651
PepsiAmericas, Inc. (Beverages)	567	13,421
Perrigo Co. (Pharmaceuticals)	729	25,683
PetSmart, Inc. (Retail)	1,296	29,432
Pharmaceutical Product Development, Inc. (Commercial Services)	1,053	40,161
Philadelphia Consolidated Holding Corp.* (Insurance)	567	33,141
Phillips-Van Heusen Corp. (Apparel)	486	17,204
Pioneer Natural Resources Co. (Oil & Gas)	1,215	72,232
Plains Exploration & Production Co.* (Oil & Gas)	1,053	58,936
Plantronics, Inc. (Telecommunications)	486	11,834
PMI Group, Inc. (Insurance)	810	2,033
PNM Resources, Inc. (Electric)	810	9,485
Polycom, Inc.* (Telecommunications)	891	21,028
Potlatch Corp. (Forest Products & Paper)	324	15,089
Pride International, Inc.* (Oil & Gas)	1,701	65,931
Protective Life Corp. (Insurance)	648	23,302
Psychiatric Solutions, Inc.* (Healthcare—Services)	486	17,020
Puget Energy, Inc. (Electric)	1,296	35,692
Quanta Services, Inc.* (Commercial Services)	1,701	52,527
Quicksilver Resources, Inc.* (Oil & Gas)	972	25,428
Raymond James Financial Corp. (Diversified Financial Services)	891	25,750
Rayonier, Inc. (Forest Products & Paper)	729	34,059
Realty Income Corp. (REIT)	972	24,485
Regency Centers Corp. (REIT)	648	38,556
Regis Corp. (Retail)	405	11,336
Reliance Steel & Aluminum Co. (Iron/Steel)	567	35,812
Rent-A-Center, Inc.* (Commercial Services)	648	13,738
Republic Services, Inc. (Environmental Control)	1,539	50,017
ResMed, Inc.* (Healthcare—Products)	729	27,571
RF Micro Devices, Inc.* (Telecommunications)	2,673	8,741
Rollins, Inc. (Commercial Services)	405	6,917
Roper Industries, Inc. (Miscellaneous Manufacturing)	891	54,511
Ross Stores, Inc. (Retail)	1,296	49,196
RPM, Inc. (Chemicals)	1,215	24,908
Ruddick Corp. (Food)	324	10,031
Saks, Inc.* (Retail)	1,458	14,857
SCANA Corp. (Electric)	1,134	41,039
Scholastic Corp. (Media)	243	6,267
Scientific Games Corp.—Class A* (Entertainment)	648	19,660
SEI Investments Co. (Software)	1,215	27,981
Semtech Corp.* (Semiconductors)	567	8,261
Sensient Technologies Corp. (Chemicals)	486	15,124
Sepracor, Inc.* (Pharmaceuticals)	1,053	18,406
Service Corp. International (Commercial Services)	2,592	24,805
Shaw Group, Inc.* (Engineering & Construction)	810	46,818

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Sierra Pacific Resources (Electric)	2,349	$26,638
Silicon Laboratories, Inc.* (Semiconductors)	486	15,897
Smithfield Foods, Inc.* (Food)	1,134	24,358
Sonoco Products Co. (Packaging & Containers)	972	31,707
Sotheby’s (Commercial Services)	648	17,976
SPX Corp. (Miscellaneous Manufacturing)	486	61,615
SRA International, Inc.—Class A* (Computers)	405	8,890
StanCorp Financial Group, Inc. (Insurance)	486	24,004
Steel Dynamics, Inc. (Iron/Steel)	1,863	59,020
Stericycle, Inc.* (Environmental Control)	810	48,397
STERIS Corp. (Healthcare—Products)	567	19,374
Strayer Education, Inc. (Commercial Services)	81	18,039
Superior Energy Services, Inc.* (Oil & Gas Services)	810	38,418
SVB Financial Group* (Banks)	324	18,659
Sybase, Inc.* (Software)	729	24,502
Synopsys, Inc.* (Computers)	1,377	33,076
Synovus Financial Corp. (Banks)	3,321	31,583
TCF Financial Corp. (Banks)	1,053	13,426
Tech Data Corp.* (Distribution/Wholesale)	486	16,947
Techne Corp.* (Healthcare—Products)	324	25,764
Teleflex, Inc. (Miscellaneous Manufacturing)	324	19,868
Telephone & Data Systems, Inc. (Telecommunications)	1,053	44,647
Temple-Inland, Inc. (Forest Products & Paper)	1,053	17,111
Terra Industries, Inc. (Chemicals)	891	48,114
The Brink’s Co. (Miscellaneous Manufacturing)	405	27,929
The Colonial BancGroup, Inc. (Banks)	2,025	13,487
The Corporate Executive Board Co. (Commercial Services)	324	12,144
The Macerich Co. (REIT)	729	40,336
The Ryland Group, Inc. (Home Builders)	405	8,339
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	405	7,889
The Timberland Co.—Class A* (Apparel)	486	6,969
The Warnaco Group, Inc.* (Apparel)	405	16,990
Thomas & Betts Corp.* (Electronics)	486	20,111
Thor Industries, Inc. (Home Builders)	324	6,357
Tidewater, Inc. (Oil & Gas Services)	486	29,131
Timken Co. (Metal Fabricate/Hardware)	972	32,095
Toll Brothers, Inc.* (Home Builders)	1,296	26,037
Tootsie Roll Industries, Inc. (Food)	243	6,354
Trimble Navigation, Ltd.* (Electronics)	1,215	40,338
Trinity Industries, Inc. (Miscellaneous Manufacturing)	810	30,488
Tupperware Corp. (Household Products/Wares)	567	22,113
UDR, Inc. (REIT)	1,296	33,100
Under Armour, Inc.—Class A* (Retail)	324	9,445
United Rentals, Inc.* (Commercial Services)	729	11,795
Unitrin, Inc. (Insurance)	486	13,409
Universal Corp. (Agriculture)	243	12,544
Universal Health Services, Inc.—Class B (Healthcare—Services)	486	29,461
Urban Outfitters, Inc.* (Retail)	1,134	37,433
URS Corp.* (Engineering & Construction)	810	33,955
Valassis Communications, Inc.* (Commercial Services)	486	4,287
Valeant Pharmaceuticals International* (Pharmaceuticals)	891	15,254
Valspar Corp. (Chemicals)	972	21,063
ValueClick, Inc.* (Internet)	891	10,603
Varian, Inc.* (Electronics)	243	12,004
VCA Antech, Inc.* (Pharmaceuticals)	810	23,603

Common Stocks, continued
	Shares	Value
Vectren Corp. (Gas)	729	$21,287
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,377	47,506
Vishay Intertechnology, Inc.* (Electronics)	1,863	16,711
W.R. Berkley Corp. (Insurance)	1,458	34,438
Wabtec Corp. (Machinery-Diversified)	486	26,973
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	810	27,054
Washington Federal, Inc. (Savings & Loans)	891	16,573
Webster Financial Corp. (Banks)	486	9,652
Weingarten Realty Investors (REIT)	729	22,227
WellCare Health Plans, Inc.* (Healthcare—Services)	405	15,929
Werner Enterprises, Inc. (Transportation)	405	9,643
Westamerica Bancorp (Banks)	243	12,636
Westar Energy, Inc. (Electric)	1,053	23,250
Western Digital Corp.* (Computers)	2,187	62,964
WGL Holdings, Inc. (Gas)	486	16,782
Williams Sonoma, Inc. (Retail)	891	15,539
Wilmington Trust Corp. (Banks)	648	15,273
Wind River Systems, Inc.* (Software)	648	7,601
Wisconsin Energy Corp. (Electric)	1,134	51,166
Worthington Industries, Inc. (Metal Fabricate/Hardware)	648	11,496
YRC Worldwide, Inc.* (Transportation)	567	9,582
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	648	19,965

TOTAL COMMON STOCKS (Cost $8,624,422)		10,040,026

Repurchase Agreements (28.3%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,396,081 (Collateralized by $1,420,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $1,425,872)	$1,396,000	1,396,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,861,109 (Collateralized by $1,875,000 of various U.S. Government Agency Obligations, 3.38%-5.20%, 3/5/10-9/10/10, market value $1,899,496)	1,861,000	1,861,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $828,048 (Collateralized by $855,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $855,007)	828,000	828,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,085,000)		4,085,000

TOTAL INVESTMENT SECURITIES (Cost $12,709,422)—97.9%		14,125,026
Net other assets (liabilities)—2.1%		302,662

NET ASSETS—100.0%		$14,427,688

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2008

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 9/19/08 (Underlying notional amount at value $2,326,380)	29	$3,007
S&P MidCap 400 Futures Contract expiring 9/19/08 (Underlying notional amount at value $802,200)	2	(53,809)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 8/27/08	$1,136,527	$20,997
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 8/27/08	118,108	2,512

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	0.2%
Aerospace/Defense	0.6%
Agriculture	0.1%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.5%
Banks	1.9%
Beverages	0.2%
Biotechnology	1.0%
Building Materials	0.3%
Chemicals	3.2%
Coal	0.8%
Commercial Services	3.3%
Computers	1.8%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.7%
Diversified Financial Services	1.4%
Electric	3.6%
Electrical Components & Equipment	0.9%
Electronics	2.3%
Engineering & Construction	0.9%
Entertainment	0.5%

Environmental Control	0.7%
Food	0.9%
Forest Products & Paper	0.5%
Gas	1.0%
Hand/Machine Tools	0.4%
Healthcare—Products	2.7%
Healthcare—Services	1.7%
Home Builders	0.7%
Home Furnishings	NM
Household Products/Wares	0.6%
Insurance	2.6%
Internet	1.0%
Investment Companies	0.2%
Iron/Steel	1.4%
Leisure Time	0.2%
Lodging	NM
Machinery—Construction & Mining	0.5%
Machinery—Diversified	1.7%
Media	0.1%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	2.5%
Office Furnishings	0.2%
Oil & Gas	4.3%
Oil & Gas Services	1.6%
Packaging & Containers	0.4%
Pharmaceuticals	1.5%
Pipelines	0.8%
REIT	4.0%
Real Estate	0.1%
Retail	3.9%
Savings & Loans	0.7%
Semiconductors	1.5%
Software	2.3%
Telecommunications	1.9%
Textiles	0.2%
Toys/Games/Hobbies	0.1%
Transportation	1.0%
Trucking & Leasing	0.1%
Water	0.1%
Other**	30.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund	Summary Schedule of Portfolio Investments July 31, 2008

Common Stocks (70.3%)
	Percentage of Net Assets	Shares	Value
Alexion Pharmaceuticals, Inc.* (Biotechnology)	0.2%	3,794	$355,687
Apollo Investment Corp. (Investment Companies)	0.1%	17,344	276,290
Aspen Insurance Holdings, Ltd.ADR (Insurance)	0.1%	9,756	247,705
Avista Corp. (Electric)	0.1%	12,466	281,981
Comstock Resources, Inc.* (Oil & Gas)	0.1%	3,794	231,472
Curtiss-Wright Corp. (Aerospace/Defense)	0.1%	4,336	228,247
Empire District Electric Co. (Electric)	0.1%	14,634	298,680
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	0.1%	3,794	265,314
First Niagara Financial Group, Inc. (Savings & Loans)	0.1%	16,802	235,060
FirstMerit Corp. (Banks)	0.1%	12,466	245,331
Flowers Foods, Inc. (Food)	0.1%	8,672	260,767
Foundry Networks, Inc.* (Telecommunications)	0.1%	16,260	283,574
GrafTech International, Ltd.* (Electrical Components & Equipment)	0.1%	9,756	228,778
Hercules, Inc. (Chemicals)	0.1%	11,924	239,076
Highwoods Properties, Inc. (REIT)	0.1%	7,046	257,179
Immucor, Inc.* (Healthcare—Products)	0.1%	7,588	228,626
IPC Holdings, Ltd.ADR (Insurance)	0.1%	8,130	260,973
ITC Holdings Corp. (Electric)	0.1%	4,878	254,241
Laclede Group, Inc. (Gas)	0.1%	6,504	275,835
Magellan Health Services, Inc.* (Healthcare—Services)	0.1%	5,420	226,285
Max Capital Group, Ltd.ADR (Insurance)	0.1%	10,840	254,415
Micros Systems, Inc.* (Computers)	0.1%	8,672	274,729
Microsemi Corp.* (Semiconductors)	0.1%	8,672	225,125
Myriad Genetics, Inc.* (Biotechnology)	0.2%	4,878	324,387
New Jersey Resources Corp. (Gas)	0.1%	8,130	277,152
Nordson Corp. (Machinery—Diversified)	0.1%	3,252	229,786
Olin Corp. (Chemicals)	0.1%	8,130	241,786
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	0.2%	5,962	313,780
Otter Tail Corp. (Electric)	0.1%	5,962	270,317
Parametric Technology Corp.* (Software)	0.1%	13,550	262,463
Penn Virginia Corp. (Oil & Gas)	0.1%	3,794	230,485
Polycom, Inc.* (Telecommunications)	0.1%	10,298	243,033
Portland General Electric Co. (Electric)	0.1%	10,298	241,900

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Realty Income Corp. (REIT)	0.1%	11,382	$286,713
Senior Housing Properties Trust (REIT)	0.1%	11,924	251,000
SVB Financial Group* (Banks)	0.2%	5,420	312,138
Sybase, Inc.* (Software)	0.1%	8,130	273,249
Tupperware Corp. (Household Products/Wares)	0.1%	5,962	232,518
tw telecom, Inc.* (Telecommunications)	0.1%	15,176	242,512
United Therapeutics Corp.* (Pharmaceuticals)	0.1%	2,168	245,830
W-H Energy Services, Inc.* (Oil & Gas Services)	0.1%	3,252	297,656
Wabtec Corp. (Machinery—Diversified)	0.1%	4,336	240,648
Westar Energy, Inc. (Electric)	0.1%	11,924	263,282
Woodward Governor Co. (Electronics)	0.1%	5,962	268,290
Other Common Stocks	65.5%	5,115,938	85,220,207

TOTAL COMMON STOCKS (Cost $95,359,590)			96,704,502

Repurchase Agreements (28.8%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $13,536,790 (Collateralized by $13,751,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $13,807,866)	$13,536,000	13,536,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $18,049,053 (Collateralized by $18,362,000 of various Federal Home Loan Bank Securities, 3.63%-5.20%, 9/26/08-7/1/11, market value $18,413,963)	18,048,000	18,048,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $7,996,462 (Collateralized by $8,165,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $8,165,063)	7,996,000	7,996,000

TOTAL REPURCHASE AGREEMENTS (Cost $39,580,000)		39,580,000

TOTAL INVESTMENT SECURITIES (Cost $134,939,590)—99.1%		136,284,502
Net other assets (liabilities)—0.9%		1,245,574

NET ASSETS—100.0%		$137,530,076

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund	Summary Schedule of Portfolio Investments July 31, 2008

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $17,510,280)	246	$312,655
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 8/27/08	$4,462,313	$115,865
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 8/27/08	19,320,950	881,684

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	0.2%
Aerospace/Defense	0.6%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.2%
Apparel	1.1%
Auto Parts & Equipment	0.8%
Banks	3.3%
Beverages	0.2%
Biotechnology	2.5%
Building Materials	0.5%
Chemicals	1.5%
Coal	0.2%
Commercial Services	5.1%
Computers	1.7%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.3%
Diversified Financial Services	1.1%
Electric	1.1%
Electrical Components & Equipment	0.8%
Electronics	1.9%
Energy—Alternate Sources	0.3%
Engineering & Construction	0.6%
Entertainment	0.5%
Environmental Control	0.3%

Food	1.3%
Forest Products & Paper	0.4%
Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare—Products	3.3%
Healthcare—Services	1.2%
Home Builders	0.1%
Home Furnishings	0.3%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	2.0%
Internet	2.2%
Investment Companies	0.5%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.2%
Machinery—Diversified	1.4%
Media	0.3%
Metal Fabricate/Hardware	0.6%
Mining	0.7%
Miscellaneous Manufacturing	1.4%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	3.1%
Oil & Gas Services	1.5%
Packaging & Containers	0.1%
Pharmaceuticals	2.7%
REIT	3.6%
Real Estate	0.2%
Retail	4.0%
Savings & Loans	0.6%
Semiconductors	2.5%
Software	3.2%
Storage/Warehousing	0.1%
Telecommunications	3.5%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.5%
Water	0.3%
Other**	29.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS NASDAQ-100 ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (99.3%)
	Shares	Value
Activision Blizzard, Inc.* (Software)	13,580	$488,608
Adobe Systems, Inc.* (Software)	13,095	541,478
Akamai Technologies, Inc.* (Internet)	4,074	95,087
Altera Corp. (Semiconductors)	10,670	234,207
Amazon.com, Inc.* (Internet)	6,984	533,159
Amgen, Inc.* (Biotechnology)	12,804	801,915
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	3,298	104,052
Apollo Group, Inc.—Class A* (Commercial Services)	4,268	265,854
Apple Computer, Inc.* (Computers)	31,040	4,933,808
Applied Materials, Inc. (Semiconductors)	17,654	305,767
Autodesk, Inc.* (Software)	5,917	188,693
Baidu.com, Inc.ADR* (Internet)	679	235,715
Bed Bath & Beyond, Inc.* (Retail)	8,827	245,655
Biogen Idec, Inc.* (Biotechnology)	7,954	554,871
Broadcom Corp.—Class A* (Semiconductors)	10,282	249,750
C.H. Robinson Worldwide, Inc. (Transportation)	4,268	205,718
CA, Inc. (Software)	12,416	296,246
Cadence Design Systems, Inc.* (Computers)	6,790	50,178
Celgene Corp.* (Biotechnology)	10,864	820,123
Cephalon, Inc.* (Pharmaceuticals)	1,649	120,641
Check Point Software Technologies, Ltd.ADR* (Internet)	5,432	124,013
Cintas Corp. (Textiles)	4,656	132,417
Cisco Systems, Inc.* (Telecommunications)	53,156	1,168,900
Citrix Systems, Inc.* (Software)	5,529	147,293
Cognizant Technology Solutions Corp.* (Computers)	7,081	198,764
Comcast Corp.—Special Class A (Media)	35,987	742,052
Costco Wholesale Corp. (Retail)	5,723	358,718
Dell, Inc.* (Computers)	18,721	459,975
DENTSPLY International, Inc. (Healthcare—Products)	3,589	144,457
DIRECTV Group, Inc.* (Media)	21,049	568,744
Discovery Holding Co.—Class A* (Media)	6,014	119,558
DISH Network Corp.—Class A* (Media)	5,529	162,663
eBay, Inc.* (Internet)	24,735	622,580
Electronic Arts, Inc.* (Software)	8,051	347,642
Expedia, Inc.* (Internet)	7,081	138,575
Expeditors International of Washington, Inc. (Transportation)	5,238	186,001
Express Scripts, Inc.* (Pharmaceuticals)	5,626	396,858
Fastenal Co. (Distribution/Wholesale)	3,589	175,359
Fiserv, Inc.* (Software)	5,141	245,843
Flextronics International, Ltd.ADR* (Electronics)	22,892	204,426
FLIR Systems, Inc.* (Electronics)	3,395	138,312
Focus Media Holding, Ltd.ADR* (Advertising)	2,716	80,692
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	3,783	214,761
Garmin, Ltd.ADR (Electronics)	5,044	179,919
Genzyme Corp.* (Biotechnology)	8,439	646,849
Gilead Sciences, Inc.* (Pharmaceuticals)	22,892	1,235,710
Google, Inc.—Class A* (Internet)	3,686	1,746,242
Hansen Natural Corp.* (Beverages)	2,328	53,218
Henry Schein, Inc.* (Healthcare—Products)	2,231	119,492
Hologic, Inc.* (Healthcare—Products)	6,790	125,411
IAC/InterActiveCorp* (Internet)	7,275	127,022
Infosys Technologies, Ltd.ADR (Software)	2,813	110,804
Intel Corp. (Semiconductors)	50,537	1,121,416
Intuit, Inc.* (Software)	10,185	278,356

Common Stocks, continued
	Shares	Value
Intuitive Surgical, Inc.* (Healthcare—Products)	970	$301,951
Joy Global, Inc. (Machinery—Construction & Mining)	2,716	196,150
Juniper Networks, Inc.* (Telecommunications)	8,730	227,242
KLA—Tencor Corp. (Semiconductors)	5,238	196,896
Lam Research Corp.* (Semiconductors)	3,298	108,471
Lamar Advertising Co.* (Advertising)	1,843	69,997
Leap Wireless International, Inc.* (Telecommunications)	1,746	75,305
Level 3 Communications, Inc.* (Telecommunications)	38,121	129,611
Liberty Global, Inc.—Class A* (Media)	4,074	117,453
Liberty Media Holding Corp.—Interactive Series A* (Internet)	13,677	191,888
Linear Technology Corp. (Semiconductors)	7,469	231,912
Logitech International SAADR* (Computers)	4,462	117,038
Marvell Technology Group, Ltd.ADR* (Semiconductors)	14,550	215,195
Microchip Technology, Inc. (Semiconductors)	3,880	123,888
Microsoft Corp. (Software)	80,801	2,078,202
Millicom International Cellular SAADR (Telecommunications)	2,619	202,658
Monster Worldwide, Inc.* (Internet)	3,201	56,786
NetApp, Inc.* (Computers)	9,021	230,487
NII Holdings, Inc.—Class B* (Telecommunications)	4,074	222,685
NVIDIA Corp.* (Semiconductors)	13,774	157,575
Oracle Corp.* (Software)	54,126	1,165,333
PACCAR, Inc. (Auto Manufacturers)	10,282	432,461
Patterson Cos., Inc.* (Healthcare—Products)	3,104	96,938
Paychex, Inc. (Commercial Services)	8,633	284,198
PetSmart, Inc. (Retail)	3,201	72,695
Qualcomm, Inc. (Telecommunications)	49,179	2,721,566
Research In Motion, Ltd.ADR* (Computers)	14,259	1,751,290
Ryanair Holdings PLCADR* (Airlines)	2,910	70,859
SanDisk Corp.* (Computers)	5,238	73,856
Sears Holdings Corp.* (Retail)	3,492	282,852
Sigma-Aldrich Corp. (Chemicals)	3,104	188,537
Sirius Satellite Radio, Inc.* (Media)	40,934	65,494
Staples, Inc. (Retail)	11,931	268,447
Starbucks Corp.* (Retail)	25,511	374,757
Steel Dynamics, Inc. (Iron/Steel)	4,947	156,721
Stericycle, Inc.* (Environmental Control)	2,328	139,098
Sun Microsystems, Inc.* (Computers)	8,536	90,738
Symantec Corp.* (Internet)	22,116	465,984
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	15,908	713,315
VeriSign, Inc.* (Internet)	4,656	151,506
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,686	127,167
Virgin Media, Inc. (Telecommunications)	9,021	101,216
Whole Foods Market, Inc. (Food)	3,492	77,418
Wynn Resorts, Ltd. (Lodging)	3,104	302,578
Xilinx, Inc. (Semiconductors)	9,312	231,217
Yahoo!, Inc.* (Internet)	16,490	327,986

TOTAL COMMON STOCKS (Cost $31,893,325)		40,080,184

See accompanying notes to the financial statements.

PROFUNDS NASDAQ-100 ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (1.1%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08, dated 7/31/08, with a repurchase price of $156,009 (Collateralized by $159,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $159,658)	$156,000	$156,000
HSBC, 2.10%, 8/1/08, dated 7/31/08, with a repurchase price of $209,012 (Collateralized by $213,000 Federal Home Loan Bank, 5.20%, 9/10/10, market value $213,573)	209,000	209,000
UBS, 2.08%, 8/1/08, dated 7/31/08, with a repurchase price of $94,005 (Collateralized by $100,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $100,001)	94,000	94,000

TOTAL REPURCHASE AGREEMENTS (Cost $459,000)		459,000

TOTAL INVESTMENT SECURITIES (Cost $32,352,325)—100.4%		40,539,184
Net other assets (liabilities)—(0.4)%		(153,863)

NET ASSETS—100.0%		$40,385,321

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 9/19/08 (Underlying notional amount at value $370,250)	10	$7,350

NASDAQ-100 ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	0.4%
Airlines	0.2%
Auto Manufacturers	1.1%
Beverages	0.1%
Biotechnology	7.3%
Chemicals	0.5%
Commercial Services	1.4%
Computers	19.5%
Distribution/Wholesale	0.4%
Electronics	1.2%
Engineering & Construction	0.5%
Environmental Control	0.3%
Food	0.2%
Healthcare—Products	1.9%
Internet	11.8%
Iron/Steel	0.4%
Lodging	0.7%
Machinery—Construction & Mining	0.5%
Media	4.4%
Pharmaceuticals	6.5%
Retail	4.0%
Semiconductors	8.0%
Software	14.6%
Telecommunications	12.1%
Textiles	0.3%
Transportation	1.0%
Other**	0.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (99.3%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	528	$37,166
Abbott Laboratories (Pharmaceuticals)	2,112	118,990
Advanced Micro Devices, Inc.* (Semiconductors)	1,232	5,187
Aetna, Inc. (Healthcare—Services)	616	25,262
Affiliated Computer Services, Inc.—Class A* (Computers)	88	4,242
AFLAC, Inc. (Insurance)	440	24,468
Agilent Technologies, Inc.* (Electronics)	792	28,560
Air Products & Chemicals, Inc. (Chemicals)	352	33,514
AK Steel Holding Corp. (Iron/Steel)	176	11,176
Alcoa, Inc. (Mining)	2,288	77,220
Allegheny Energy, Inc. (Electric)	352	17,037
Allegheny Technologies, Inc. (Iron/Steel)	176	8,323
Allergan, Inc. (Pharmaceuticals)	264	13,710
Allied Waste Industries, Inc.* (Environmental Control)	792	9,583
Allstate Corp. (Insurance)	1,584	73,212
Altera Corp. (Semiconductors)	352	7,726
Altria Group, Inc. (Agriculture)	5,720	116,402
Ameren Corp. (Electric)	528	21,696
American Capital, Ltd. (Investment Companies)	528	10,729
American Electric Power, Inc. (Electric)	1,056	41,712
American International Group, Inc. (Insurance)	3,784	98,573
American Tower Corp.* (Telecommunications)	792	33,185
Ameriprise Financial, Inc. (Diversified Financial Services)	616	26,180
AmerisourceBergen Corp. (Pharmaceuticals)	440	18,423
Anadarko Petroleum Corp. (Oil & Gas)	616	35,673
Analog Devices, Inc. (Semiconductors)	440	13,424
AON Corp. (Insurance)	440	20,152
Apartment Investment and Management Co.—Class A (REIT)	264	9,021
Applied Biosystems, Inc. (Electronics)	176	6,500
Applied Materials, Inc. (Semiconductors)	2,464	42,676
Archer-Daniels-Midland Co. (Agriculture)	968	27,714
Ashland, Inc. (Chemicals)	176	7,352
Assurant, Inc. (Insurance)	264	15,872
AT&T, Inc. (Telecommunications)	16,456	507,009
Automatic Data Processing, Inc. (Software)	704	30,068
AutoNation, Inc.* (Retail)	352	3,633
Avalonbay Communities, Inc. (REIT)	176	17,549
Avery Dennison Corp. (Household Products/Wares)	264	11,619
Bank of America Corp. (Banks)	12,496	411,118
Bank of New York Mellon Corp. (Banks)	3,080	109,340
Baxter International, Inc. (Healthcare—Products)	704	48,301
BB&T Corp. (Banks)	1,496	41,918
Bemis Co., Inc. (Packaging & Containers)	264	7,434
Big Lots, Inc.* (Retail)	264	8,041
Boeing Co. (Aerospace/Defense)	1,144	69,910
Boston Properties, Inc. (REIT)	352	33,859
Boston Scientific Corp.* (Healthcare—Products)	1,496	17,787
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,368	113,372
Broadcom Corp.—Class A* (Semiconductors)	704	17,100
Brown-Forman Corp. (Beverages)	88	6,332
Burlington Northern Santa Fe Corp. (Transportation)	440	45,817
CA, Inc. (Software)	704	16,797
Capital One Financial Corp. (Diversified Financial Services)	1,056	44,204
Cardinal Health, Inc. (Pharmaceuticals)	968	52,011
Carnival Corp.—Class AADR (Leisure Time)	1,144	42,259

Common Stocks, continued
	Shares	Value
CBS Corp.—Class B (Media)	1,848	$30,233
CenterPoint Energy, Inc. (Electric)	880	13,878
Centex Corp. (Home Builders)	352	5,167
CenturyTel, Inc. (Telecommunications)	264	9,818
ChevronTexaco Corp. (Oil & Gas)	2,464	208,356
Chubb Corp. (Insurance)	1,056	50,730
Ciena Corp.* (Telecommunications)	264	5,457
CIGNA Corp. (Insurance)	352	13,031
Cincinnati Financial Corp. (Insurance)	440	12,250
Cintas Corp. (Textiles)	176	5,005
CIT Group, Inc. (Diversified Financial Services)	528	4,477
Citigroup, Inc. (Diversified Financial Services)	14,256	266,445
CMS Energy Corp. (Electric)	616	8,316
Coca-Cola Co. (Beverages)	2,288	117,832
Coca-Cola Enterprises, Inc. (Beverages)	792	13,409
Comcast Corp.—Special Class A (Media)	8,360	172,383
Comerica, Inc. (Banks)	440	12,637
Computer Sciences Corp.* (Computers)	440	20,843
Compuware Corp.* (Software)	440	4,840
ConAgra Foods, Inc. (Food)	1,320	28,618
Consolidated Edison, Inc. (Electric)	704	27,949
Constellation Brands, Inc.* (Beverages)	264	5,681
Convergys Corp.* (Commercial Services)	352	4,470
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	264	11,133
Corning, Inc. (Telecommunications)	3,168	63,392
Costco Wholesale Corp. (Retail)	616	38,611
Covidien, Ltd.ADR (Healthcare—Products)	1,320	64,997
CSX Corp. (Transportation)	1,144	77,312
CVS Corp. (Retail)	1,496	54,604
D.R. Horton, Inc. (Home Builders)	792	8,807
Dean Foods Co.* (Food)	352	7,498
Deere & Co. (Machinery—Diversified)	440	30,870
Developers Diversified Realty Corp. (REIT)	352	11,250
Dillards, Inc.—Class A (Retail)	176	1,779
DIRECTV Group, Inc.* (Media)	1,144	30,911
Discover Financial Services (Diversified Financial Services)	616	9,024
Dominion Resources, Inc. (Electric)	1,584	69,981
Dover Corp. (Miscellaneous Manufacturing)	528	26,205
DTE Energy Co. (Electric)	440	18,040
Duke Energy Corp. (Electric)	3,432	60,335
Dynegy, Inc.—Class A* (Electric)	1,320	8,884
E* TRADE Financial Corp.* (Diversified Financial Services)	1,144	3,455
E.I. du Pont de Nemours & Co. (Chemicals)	2,464	107,948
Eastman Chemical Co. (Chemicals)	88	5,276
Eastman Kodak Co. (Miscellaneous Manufacturing)	792	11,595
Eaton Corp. (Miscellaneous Manufacturing)	264	18,755
Edison International (Electric)	880	42,539
El Paso Corp. (Pipelines)	1,936	34,712
Electronic Data Systems Corp. (Computers)	1,408	34,932
Eli Lilly & Co. (Pharmaceuticals)	1,760	82,914
Embarq Corp. (Telecommunications)	440	20,139
EMC Corp.* (Computers)	2,992	44,910
Emerson Electric Co. (Electrical Components & Equipment)	1,144	55,713
Ensco International, Inc. (Oil & Gas)	176	12,169
Entergy Corp. (Electric)	528	56,454
Equity Residential Properties Trust (REIT)	704	30,392
Exelon Corp. (Electric)	1,760	138,371

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Family Dollar Stores, Inc. (Retail)	176	$4,101
Fannie Mae (Diversified Financial Services)	1,584	18,216
FedEx Corp. (Transportation)	352	27,752
Fidelity National Information Services, Inc. (Software)	176	3,335
Fifth Third Bancorp (Banks)	1,408	19,670
First Horizon National Corp. (Banks)	352	3,309
FirstEnergy Corp. (Electric)	792	58,252
Fluor Corp. (Engineering & Construction)	176	14,318
Ford Motor Co.* (Auto Manufacturers)	6,072	29,146
Fortune Brands, Inc. (Household Products/Wares)	176	10,087
FPL Group, Inc. (Electric)	1,144	73,822
Freddie Mac (Diversified Financial Services)	1,760	14,379
Frontier Communications Corp. (Telecommunications)	880	10,173
Gannett Co., Inc. (Media)	616	11,162
General Electric Co. (Miscellaneous Manufacturing)	27,280	771,751
General Growth Properties, Inc. (REIT)	704	19,297
General Mills, Inc. (Food)	528	33,998
General Motors Corp. (Auto Manufacturers)	1,496	16,561
Genuine Parts Co. (Distribution/Wholesale)	440	17,648
Genworth Financial, Inc.—Class A (Diversified Financial Services)	1,232	19,675
Goodrich Corp. (Aerospace/Defense)	176	8,649
Hartford Financial Services Group, Inc. (Insurance)	880	55,783
Hasbro, Inc. (Toys/Games/Hobbies)	440	17,037
HCP, Inc. (REIT)	528	19,045
Heinz (H.J.) Co. (Food)	880	44,334
Hercules, Inc. (Chemicals)	176	3,529
Hess Corp. (Oil & Gas)	352	35,693
Hewlett-Packard Co. (Computers)	3,696	165,581
Home Depot, Inc. (Retail)	2,288	54,523
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,320	67,109
Host Marriott Corp. (REIT)	1,408	18,459
Hudson City Bancorp, Inc. (Savings & Loans)	704	12,855
Humana, Inc.* (Healthcare—Services)	176	7,728
Huntington Bancshares, Inc. (Banks)	968	6,795
IAC/InterActiveCorp* (Internet)	528	9,219
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	528	24,737
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	440	15,840
Integrys Energy Group, Inc. (Electric)	176	8,987
Intel Corp. (Semiconductors)	6,864	152,312
International Business Machines Corp. (Computers)	1,056	135,147
International Flavors & Fragrances, Inc. (Chemicals)	88	3,539
International Paper Co. (Forest Products & Paper)	1,144	31,712
Interpublic Group of Cos., Inc.* (Advertising)	1,320	11,603
J.C. Penney Co., Inc. (Retail)	616	18,991
J.P. Morgan Chase & Co. (Diversified Financial Services)	9,328	378,997
Jabil Circuit, Inc. (Electronics)	528	8,585
Janus Capital Group, Inc. (Diversified Financial Services)	264	8,010
JDS Uniphase Corp.* (Telecommunications)	440	4,809
Johnson Controls, Inc. (Auto Parts & Equipment)	792	23,887
Jones Apparel Group, Inc. (Apparel)	264	4,419

Common Stocks, continued
	Shares	Value
Juniper Networks, Inc.* (Telecommunications)	704	$18,325
KB Home (Home Builders)	176	3,096
KeyCorp (Banks)	1,056	11,141
Kimberly-Clark Corp. (Household Products/Wares)	616	35,623
Kimco Realty Corp. (REIT)	704	24,844
King Pharmaceuticals, Inc.* (Pharmaceuticals)	704	8,103
KLA-Tencor Corp. (Semiconductors)	264	9,924
Kraft Foods, Inc. (Food)	4,224	134,408
Kroger Co. (Food)	1,848	52,261
Legg Mason, Inc. (Diversified Financial Services)	176	7,102
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	440	8,580
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,848	32,044
Lennar Corp.—Class A (Home Builders)	352	4,259
Limited, Inc. (Retail)	880	14,511
Lincoln National Corp. (Insurance)	704	33,581
Linear Technology Corp. (Semiconductors)	264	8,197
Liz Claiborne, Inc. (Apparel)	264	3,450
Loews Corp. (Insurance)	1,232	54,898
Lorillard, Inc.* (Agriculture)	264	17,717
LSI Logic Corp.* (Semiconductors)	1,936	13,436
M&T Bank Corp. (Banks)	176	12,387
Macy’s, Inc. (Retail)	1,144	21,519
Manitowoc Co. (Machinery—Diversified)	88	2,320
Marathon Oil Corp. (Oil & Gas)	792	39,180
Marriott International, Inc.—Class A (Lodging)	352	9,120
Marsh & McLennan Cos., Inc. (Insurance)	1,408	39,776
Marshall & Ilsley Corp. (Banks)	704	10,701
Masco Corp. (Building Materials)	968	15,962
Massey Energy Co. (Coal)	176	13,068
Mattel, Inc. (Toys/Games/Hobbies)	968	19,408
MBIA, Inc. (Insurance)	616	3,653
McCormick & Co., Inc. (Food)	176	7,058
McDonald’s Corp. (Retail)	1,672	99,969
McKesson Corp. (Commercial Services)	792	44,344
MeadWestvaco Corp. (Forest Products & Paper)	528	14,156
Medco Health Solutions, Inc.* (Pharmaceuticals)	880	43,630
Merck & Co., Inc. (Pharmaceuticals)	3,872	127,389
Merrill Lynch & Co., Inc. (Diversified Financial Services)	3,520	93,808
MetLife, Inc. (Insurance)	2,024	102,758
MGIC Investment Corp. (Insurance)	88	563
Microchip Technology, Inc. (Semiconductors)	616	19,669
Micron Technology, Inc.* (Semiconductors)	2,024	9,776
Millipore Corp.* (Biotechnology)	88	6,191
Molex, Inc. (Electrical Components & Equipment)	352	8,635
Molson Coors Brewing Co.—Class B (Beverages)	352	18,997
Monsanto Co. (Agriculture)	704	83,853
Monster Worldwide, Inc.* (Internet)	264	4,683
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,904	114,650
Mylan Laboratories, Inc.* (Pharmaceuticals)	264	3,424
Nabors Industries, Ltd.ADR* (Oil & Gas)	176	6,417
National City Corp. (Banks)	1,760	8,325
National-Oilwell Varco, Inc.* (Oil & Gas Services)	352	27,678
Newell Rubbermaid, Inc. (Housewares)	792	13,092
Newmont Mining Corp. (Mining)	616	29,543
News Corp.—Class A (Media)	3,256	46,007
Nicor, Inc. (Gas)	88	3,504
NiSource, Inc. (Electric)	704	12,024

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Noble Corp.ADR (Oil & Gas)	264	$13,694
Noble Energy, Inc. (Oil & Gas)	264	19,502
Nordstrom, Inc. (Retail)	176	5,058
Norfolk Southern Corp. (Transportation)	1,056	75,948
Northern Trust Corp. (Banks)	264	20,637
Northrop Grumman Corp. (Aerospace/Defense)	880	59,303
Novell, Inc.* (Software)	616	3,431
Novellus Systems, Inc.* (Semiconductors)	176	3,585
Occidental Petroleum Corp. (Oil & Gas)	880	69,370
Office Depot, Inc.* (Retail)	704	4,787
PACCAR, Inc. (Auto Manufacturers)	352	14,805
Pall Corp. (Miscellaneous Manufacturing)	176	7,114
Parker Hannifin Corp. (Miscellaneous Manufacturing)	176	10,856
Paychex, Inc. (Commercial Services)	352	11,588
Peabody Energy Corp. (Coal)	352	23,813
Pepco Holdings, Inc. (Electric)	528	13,168
PerkinElmer, Inc. (Electronics)	264	7,682
Pfizer, Inc. (Pharmaceuticals)	18,568	346,665
PG&E Corp. (Electric)	968	37,297
Philip Morris International, Inc. (Commercial Services)	3,608	186,353
Pinnacle West Capital Corp. (Electric)	264	8,862
Plum Creek Timber Co., Inc. (Forest Products & Paper)	264	12,862
PNC Financial Services Group (Banks)	968	69,009
PPG Industries, Inc. (Chemicals)	440	26,682
PPL Corp. (Electric)	968	45,457
Praxair, Inc. (Chemicals)	264	24,745
Precision Castparts Corp. (Metal Fabricate/Hardware)	176	16,444
Principal Financial Group, Inc. (Insurance)	440	18,704
Procter & Gamble Co. (Cosmetics/Personal Care)	2,728	178,629
Progress Energy, Inc. (Electric)	704	29,786
ProLogis (REIT)	440	21,507
Prudential Financial, Inc. (Insurance)	704	48,555
Public Service Enterprise Group, Inc. (Electric)	1,408	58,854
Public Storage, Inc. (REIT)	352	28,825
Pulte Homes, Inc. (Home Builders)	264	3,223
Qwest Communications International, Inc. (Telecommunications)	4,224	16,178
R.R. Donnelley & Sons Co. (Commercial Services)	616	16,447
RadioShack Corp. (Retail)	176	2,936
Range Resources Corp. (Oil & Gas)	176	8,547
Raytheon Co. (Aerospace/Defense)	1,144	65,128
Regions Financial Corp. (Banks)	1,848	17,519
Reynolds American, Inc. (Agriculture)	440	24,565
Robert Half International, Inc. (Commercial Services)	264	6,677
Rohm & Haas Co. (Chemicals)	352	26,400
Rowan Cos., Inc. (Oil & Gas)	264	10,507
Ryder System, Inc. (Transportation)	176	11,609
Safeway, Inc. (Food)	1,232	32,919
Sara Lee Corp. (Food)	1,936	26,446
Schering-Plough Corp. (Pharmaceuticals)	2,992	63,071
Scripps Networks Interactive—Class A* (Entertainment)	176	7,135
Sealed Air Corp. (Packaging & Containers)	440	9,548
Sempra Energy (Gas)	704	39,537

Common Stocks, continued
	Shares	Value
Sherwin-Williams Co. (Chemicals)	88	$4,686
Simon Property Group, Inc. (REIT)	616	57,060
Snap-on, Inc. (Hand/Machine Tools)	176	9,907
Southern Co. (Electric)	2,024	71,629
Southwest Airlines Co. (Airlines)	2,024	31,554
Sovereign Bancorp, Inc. (Savings & Loans)	968	9,215
Spectra Energy Corp. (Pipelines)	1,760	47,819
Sprint Nextel Corp. (Telecommunications)	7,744	63,036
Staples, Inc. (Retail)	616	13,860
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	264	9,053
State Street Corp. (Banks)	528	37,826
Sun Microsystems, Inc.* (Computers)	2,288	24,321
SunTrust Banks, Inc. (Banks)	968	39,746
SuperValu, Inc. (Food)	616	15,782
Sysco Corp. (Food)	704	19,965
T. Rowe Price Group, Inc. (Diversified Financial Services)	352	21,067
Target Corp. (Retail)	968	43,783
TECO Energy, Inc. (Electric)	616	11,427
Tellabs, Inc.* (Telecommunications)	1,232	6,332
Tenet Healthcare Corp.* (Healthcare—Services)	1,320	7,643
Teradata Corp.* (Computers)	264	6,183
Teradyne, Inc.* (Semiconductors)	440	4,123
Tesoro Petroleum Corp. (Oil & Gas)	176	2,717
Texas Instruments, Inc. (Semiconductors)	1,584	38,618
Textron, Inc. (Miscellaneous Manufacturing)	440	19,127
The Charles Schwab Corp. (Diversified Financial Services)	1,408	32,229
The Dow Chemical Co. (Chemicals)	2,552	85,007
The Gap, Inc. (Retail)	528	8,511
The Goldman Sachs Group, Inc. (Diversified Financial Services)	352	64,782
The New York Times Co.—Class A (Media)	352	4,432
The Stanley Works (Hand/Machine Tools)	264	11,743
The Travelers Companies, Inc. (Insurance)	1,760	77,651
The Williams Cos., Inc. (Pipelines)	1,584	50,767
Thermo Electron Corp.* (Electronics)	616	37,280
Tiffany & Co. (Retail)	176	6,651
Time Warner, Inc. (Media)	9,856	141,138
Torchmark Corp. (Insurance)	88	5,108
Tyco Electronics, Ltd.ADR (Electronics)	1,320	43,745
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	1,320	58,819
Tyson Foods, Inc.—Class A (Food)	704	10,490
U.S. Bancorp (Banks)	4,664	142,765
Union Pacific Corp. (Transportation)	1,408	116,076
Unisys Corp.* (Computers)	968	3,572
United Parcel Service, Inc.—Class B (Transportation)	1,232	77,715
United Technologies Corp. (Aerospace/Defense)	968	61,933
UnumProvident Corp. (Insurance)	968	23,387
V. F. Corp. (Apparel)	264	18,897
VeriSign, Inc.* (Internet)	352	11,454
Verizon Communications, Inc. (Telecommunications)	7,832	266,601
Viacom, Inc.—Class B* (Media)	1,056	29,494
Vornado Realty Trust (REIT)	352	33,465
Vulcan Materials Co. (Building Materials)	176	11,297
W.W. Grainger, Inc. (Distribution/Wholesale)	88	7,877
Wachovia Corp. (Banks)	5,808	100,304

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Wal-Mart Stores, Inc. (Retail)	2,728	$159,915
Walgreen Co. (Retail)	880	30,219
Walt Disney Co. (Media)	2,992	90,807
Washington Mutual, Inc. (Savings & Loans)	3,520	18,762
Washington Post Co.—Class B (Media)	88	54,406
Waste Management, Inc. (Environmental Control)	1,408	50,040
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	176	5,088
Weatherford International, Ltd.ADR* (Oil & Gas Services)	704	26,562
WellPoint, Inc.* (Healthcare—Services)	792	41,540
Wells Fargo & Co. (Banks)	8,976	271,703
Wendy’s International, Inc. (Retail)	264	6,059
Weyerhaeuser Co. (Forest Products & Paper)	528	28,227
Whirlpool Corp. (Home Furnishings)	176	13,323
Whole Foods Market, Inc. (Food)	176	3,902
Windstream Corp. (Telecommunications)	1,320	15,734
Wyeth (Pharmaceuticals)	1,144	46,355
Wyndham Worldwide Corp. (Lodging)	440	7,894
Xcel Energy, Inc. (Electric)	1,144	22,949
Xerox Corp. (Office/Business Equipment)	792	10,803
Xilinx, Inc. (Semiconductors)	352	8,740
XL Capital, Ltd.—Class AADR (Insurance)	528	9,446
Zions Bancorp (Banks)	264	7,727

TOTAL COMMON STOCKS (Cost $12,215,091)		14,201,012

Repurchase Agreements (0.2%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08, dated 7/31/08, with a repurchase price of $9,001 (Collateralized by $10,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $10,041)	$9,000	9,000
HSBC, 2.10%, 8/1/08, dated 7/31/08, with a repurchase price of $12,001 (Collateralized by $13,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $13,054)	12,000	12,000
UBS, 2.08%, 8/1/08, dated 7/31/08, with a repurchase price of $7,000 (Collateralized by $8,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $8,033)	7,000	7,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,000)		28,000

TOTAL INVESTMENT SECURITIES (Cost $12,243,091)—99.5%		14,229,012
Net other assets (liabilities)—0.5%		67,451

NET ASSETS—100.0%		$14,296,463

*	Non-income producing security
ADR	American Depositary Receipt

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	0.1%
Aerospace/Defense	1.9%
Agriculture	1.9%
Airlines	0.2%
Apparel	0.1%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	9.6%
Beverages	1.0%
Biotechnology	NM
Building Materials	0.2%
Chemicals	2.3%
Coal	0.3%
Commercial Services	1.8%
Computers	2.9%
Cosmetics/Personal Care	1.3%
Distribution/Wholesale	0.2%
Diversified Financial Services	8.2%
Electric	7.1%
Electrical Components & Equipment	0.5%
Electronics	1.0%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.5%
Food	2.8%
Forest Products & Paper	0.6%
Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare—Products	0.9%
Healthcare—Services	0.7%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	5.4%
Internet	0.2%
Investment Companies	0.1%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.3%
Machinery—Diversified	0.2%
Media	4.1%
Metal Fabricate/Hardware	0.1%
Mining	0.7%
Miscellaneous Manufacturing	7.8%
Office/Business Equipment	0.1%
Oil & Gas	3.4%
Oil & Gas Services	0.4%
Packaging & Containers	0.2%
Pharmaceuticals	7.2%
Pipelines	0.9%
REIT	2.2%
Retail	4.1%
Savings & Loans	0.3%
Semiconductors	2.6%
Software	0.3%
Telecommunications	7.0%
Textiles	NM
Toys/Games/Hobbies	0.2%
Transportation	2.9%
Other**	0.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (99.6%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,482	$104,318
Abbott Laboratories (Pharmaceuticals)	2,280	128,455
Abercrombie & Fitch Co.—Class A (Retail)	228	12,590
Adobe Systems, Inc.* (Software)	1,710	70,708
Advanced Micro Devices, Inc.* (Semiconductors)	456	1,920
Aetna, Inc. (Healthcare—Services)	798	32,726
Affiliated Computer Services, Inc.—Class A* (Computers)	228	10,990
AFLAC, Inc. (Insurance)	912	50,716
Agilent Technologies, Inc.* (Electronics)	342	12,333
Air Products & Chemicals, Inc. (Chemicals)	228	21,708
AK Steel Holding Corp. (Iron/Steel)	114	7,239
Akamai Technologies, Inc.* (Internet)	456	10,643
Allegheny Energy, Inc. (Electric)	114	5,518
Allegheny Technologies, Inc. (Iron/Steel)	114	5,391
Allergan, Inc. (Pharmaceuticals)	570	29,600
Altera Corp. (Semiconductors)	570	12,511
Amazon.com, Inc.* (Internet)	912	69,622
American Express Co. (Diversified Financial Services)	3,420	126,950
American International Group, Inc. (Insurance)	3,876	100,970
American Tower Corp.* (Telecommunications)	342	14,330
Amgen, Inc.* (Biotechnology)	3,192	199,915
Anadarko Petroleum Corp. (Oil & Gas)	684	39,610
Analog Devices, Inc. (Semiconductors)	456	13,913
Anheuser-Busch Cos., Inc. (Beverages)	2,166	146,768
AON Corp. (Insurance)	342	15,664
Apache Corp. (Oil & Gas)	1,026	115,086
Apollo Group, Inc.—Class A* (Commercial Services)	456	28,404
Apple Computer, Inc.* (Computers)	2,622	416,767
Applied Biosystems, Inc. (Electronics)	342	12,630
Applied Materials, Inc. (Semiconductors)	1,368	23,694
Archer-Daniels-Midland Co. (Agriculture)	798	22,847
Autodesk, Inc.* (Software)	684	21,813
Automatic Data Processing, Inc. (Software)	798	34,083
AutoZone, Inc.* (Retail)	114	14,853
Avon Products, Inc. (Cosmetics/Personal Care)	1,254	53,170
Baker Hughes, Inc. (Oil & Gas Services)	912	75,614
Ball Corp. (Packaging & Containers)	342	15,246
Bard (C.R.), Inc. (Healthcare—Products)	342	31,751
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	342	22,565
Baxter International, Inc. (Healthcare—Products)	1,140	78,215
Becton, Dickinson & Co. (Healthcare—Products)	684	58,078
Bed Bath & Beyond, Inc.* (Retail)	798	22,208
Best Buy Co., Inc. (Retail)	1,026	40,753
Biogen Idec, Inc.* (Biotechnology)	912	63,621
BJ Services Co. (Oil & Gas Services)	912	26,813
Black & Decker Corp. (Hand/Machine Tools)	228	13,685
BMC Software, Inc.* (Software)	570	18,747
Boeing Co. (Aerospace/Defense)	1,026	62,699
Boston Scientific Corp.* (Healthcare—Products)	2,280	27,109
Broadcom Corp.—Class A* (Semiconductors)	570	13,845
Brown-Forman Corp. (Beverages)	114	8,203
Burlington Northern Santa Fe Corp. (Transportation)	456	47,483
C.H. Robinson Worldwide, Inc. (Transportation)	456	21,979
CA, Inc. (Software)	456	10,880
Cabot Oil & Gas Corp. (Oil & Gas)	342	15,051
Cameron International Corp.* (Oil & Gas Services)	684	32,668

Common Stocks, continued
	Shares	Value
Campbell Soup Co. (Food)	684	$24,884
Caterpillar, Inc. (Machinery—Construction & Mining)	1,824	126,804
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	570	8,008
Celgene Corp.* (Biotechnology)	1,140	86,059
Chesapeake Energy Corp. (Oil & Gas)	1,368	68,605
ChevronTexaco Corp. (Oil & Gas)	3,534	298,835
CIGNA Corp. (Insurance)	456	16,881
Cintas Corp. (Textiles)	228	6,484
Cisco Systems, Inc.* (Telecommunications)	17,898	393,577
Citrix Systems, Inc.* (Software)	570	15,185
Clorox Co. (Household Products/Wares)	456	24,852
CME Group, Inc. (Diversified Financial Services)	114	41,055
Coach, Inc.* (Apparel)	1,140	29,081
Coca-Cola Co. (Beverages)	3,420	176,130
Cognizant Technology Solutions Corp.* (Computers)	912	25,600
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,482	110,068
Compuware Corp.* (Software)	456	5,016
ConocoPhillips (Oil & Gas)	4,674	381,492
CONSOL Energy, Inc. (Coal)	570	42,402
Constellation Brands, Inc.* (Beverages)	228	4,907
Constellation Energy Group, Inc. (Electric)	570	47,401
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	228	9,615
Corning, Inc. (Telecommunications)	1,254	25,093
Costco Wholesale Corp. (Retail)	570	35,728
Coventry Health Care, Inc.* (Healthcare—Services)	456	16,129
Cummins, Inc. (Machinery—Diversified)	684	45,377
CVS Corp. (Retail)	2,736	99,864
Danaher Corp. (Miscellaneous Manufacturing)	798	63,561
Darden Restaurants, Inc. (Retail)	456	14,852
DaVita, Inc.* (Healthcare—Services)	342	19,101
Deere & Co. (Machinery—Diversified)	798	55,988
Dell, Inc.* (Computers)	6,042	148,452
Devon Energy Corp. (Oil & Gas)	1,368	129,809
DIRECTV Group, Inc.* (Media)	798	21,562
Discover Financial Services (Diversified Financial Services)	798	11,691
Eastman Chemical Co. (Chemicals)	114	6,835
Eaton Corp. (Miscellaneous Manufacturing)	228	16,197
eBay, Inc.* (Internet)	3,306	83,212
Ecolab, Inc. (Chemicals)	570	25,479
Electronic Arts, Inc.* (Software)	912	39,380
Eli Lilly & Co. (Pharmaceuticals)	1,026	48,335
EMC Corp.* (Computers)	2,850	42,778
Emerson Electric Co. (Electrical Components & Equipment)	1,140	55,518
Ensco International, Inc. (Oil & Gas)	228	15,764
EOG Resources, Inc. (Oil & Gas)	684	68,762
Equifax, Inc. (Commercial Services)	342	12,001
Expedia, Inc.* (Internet)	570	11,155
Expeditors International of Washington, Inc. (Transportation)	684	24,289
Express Scripts, Inc.* (Pharmaceuticals)	798	56,291
Exxon Mobil Corp. (Oil & Gas)	16,074	1,292,832
Family Dollar Stores, Inc. (Retail)	228	5,312
Fannie Mae (Diversified Financial Services)	1,254	14,421

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Federated Investors, Inc.—Class B (Diversified Financial Services)	228	$7,492
FedEx Corp. (Transportation)	570	44,939
Fidelity National Information Services, Inc. (Software)	228	4,321
Fiserv, Inc.* (Software)	456	21,806
Fluor Corp. (Engineering & Construction)	228	18,548
Forest Laboratories, Inc.* (Pharmaceuticals)	912	32,385
Fortune Brands, Inc. (Household Products/Wares)	228	13,067
Franklin Resources, Inc. (Diversified Financial Services)	456	45,878
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,140	110,295
GameStop Corp.—Class A* (Retail)	456	18,473
General Dynamics Corp. (Aerospace/Defense)	1,140	101,620
General Mills, Inc. (Food)	456	29,362
Genzyme Corp.* (Biotechnology)	798	61,167
Gilead Sciences, Inc.* (Pharmaceuticals)	2,736	147,689
Goodrich Corp. (Aerospace/Defense)	114	5,602
Google, Inc.—Class A* (Internet)	684	324,045
H & R Block, Inc. (Commercial Services)	912	22,189
Halliburton Co. (Oil & Gas Services)	2,622	117,518
Harley-Davidson, Inc. (Leisure Time)	684	25,883
Harman International Industries, Inc. (Home Furnishings)	228	9,387
Hercules, Inc. (Chemicals)	114	2,286
Hess Corp. (Oil & Gas)	456	46,238
Hewlett-Packard Co. (Computers)	3,534	158,323
Home Depot, Inc. (Retail)	2,508	59,766
Honeywell International, Inc. (Miscellaneous Manufacturing)	798	40,570
Hospira, Inc.* (Pharmaceuticals)	456	17,401
Hudson City Bancorp, Inc. (Savings & Loans)	798	14,571
Humana, Inc.* (Healthcare—Services)	342	15,017
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	684	32,045
IMS Health, Inc. (Software)	570	11,913
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	342	12,312
Intel Corp. (Semiconductors)	9,804	217,551
IntercontinentalExchange, Inc.* (Diversified Financial Services)	228	22,754
International Business Machines Corp. (Computers)	2,850	364,743
International Flavors & Fragrances, Inc. (Chemicals)	114	4,585
International Game Technology (Entertainment)	912	19,799
Intuit, Inc.* (Software)	1,026	28,041
Intuitive Surgical, Inc.* (Healthcare—Products)	114	35,487
ITT Industries, Inc. (Miscellaneous Manufacturing)	570	38,167
Jacobs Engineering Group, Inc.* (Engineering & Construction)	342	26,450
Janus Capital Group, Inc. (Diversified Financial Services)	228	6,918
JDS Uniphase Corp.* (Telecommunications)	114	1,246
Johnson & Johnson (Healthcare—Products)	8,436	577,613
Johnson Controls, Inc. (Auto Parts & Equipment)	912	27,506
Juniper Networks, Inc.* (Telecommunications)	798	20,772
Kellogg Co. (Food)	798	42,342
Kimberly-Clark Corp. (Household Products/Wares)	570	32,963
KLA -Tencor Corp. (Semiconductors)	228	8,571

Common Stocks, continued
	Shares	Value
Kohls Corp.* (Retail)	912	$38,222
L-3 Communications Holdings, Inc. (Aerospace/Defense)	342	33,752
Laboratory Corp. of America Holdings* (Healthcare—Services)	342	23,112
Legg Mason, Inc. (Diversified Financial Services)	228	9,200
Leucadia National Corp. (Holding Companies—Diversified)	456	20,415
Lexmark International, Inc.—Class A* (Computers)	228	7,998
Linear Technology Corp. (Semiconductors)	342	10,619
Lockheed Martin Corp. (Aerospace/Defense)	1,026	107,043
Lorillard, Inc.* (Agriculture)	228	15,301
Lowe’s Cos., Inc. (Retail)	4,332	88,026
Manitowoc Co. (Machinery—Diversified)	228	6,010
Marathon Oil Corp. (Oil & Gas)	1,254	62,035
Marriott International, Inc.—Class A (Lodging)	570	14,769
MasterCard, Inc.—Class A (Software)	228	55,666
McCormick & Co., Inc. (Food)	228	9,143
McDonald’s Corp. (Retail)	1,710	102,241
McGraw-Hill Cos., Inc. (Media)	1,026	41,727
Medco Health Solutions, Inc.* (Pharmaceuticals)	684	33,913
Medtronic, Inc. (Healthcare—Products)	3,306	174,656
MEMC Electronic Materials, Inc.* (Semiconductors)	684	31,608
Merck & Co., Inc. (Pharmaceuticals)	2,166	71,261
Meredith Corp. (Media)	114	2,914
MGIC Investment Corp. (Insurance)	114	730
Microsoft Corp. (Software)	23,712	609,873
Millipore Corp.* (Biotechnology)	114	8,020
Monsanto Co. (Agriculture)	798	95,050
Monster Worldwide, Inc.* (Internet)	114	2,022
Moody’s Corp. (Commercial Services)	684	23,810
Motorola, Inc. (Telecommunications)	6,726	58,113
Murphy Oil Corp. (Oil & Gas)	570	45,446
Mylan Laboratories, Inc.* (Pharmaceuticals)	570	7,393
Nabors Industries, Ltd.ADR* (Oil & Gas)	570	20,782
National Semiconductor Corp. (Semiconductors)	684	14,330
National-Oilwell Varco, Inc.* (Oil & Gas Services)	684	53,783
NetApp, Inc.* (Computers)	1,026	26,214
Newmont Mining Corp. (Mining)	684	32,805
News Corp.—Class A (Media)	3,306	46,714
NIKE, Inc.—Class B (Apparel)	1,140	66,895
Noble Corp.ADR (Oil & Gas)	456	23,653
Noble Energy, Inc. (Oil & Gas)	228	16,842
Nordstrom, Inc. (Retail)	342	9,829
Northern Trust Corp. (Banks)	228	17,823
Novell, Inc.* (Software)	342	1,905
Novellus Systems, Inc.* (Semiconductors)	114	2,322
Nucor Corp. (Iron/Steel)	798	45,662
NVIDIA Corp.* (Semiconductors)	1,596	18,258
NYSE Euronext (Diversified Financial Services)	798	37,697
Occidental Petroleum Corp. (Oil & Gas)	1,482	116,826
Omnicom Group, Inc. (Advertising)	912	38,933
Oracle Corp.* (Software)	11,628	250,351
PACCAR, Inc. (Auto Manufacturers)	684	28,769
Pactiv Corp.* (Packaging & Containers)	342	8,246
Pall Corp. (Miscellaneous Manufacturing)	228	9,216
Parker Hannifin Corp. (Miscellaneous Manufacturing)	228	14,063
Patterson Cos., Inc.* (Healthcare—Products)	456	14,241

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Paychex, Inc. (Commercial Services)	684	$22,517
Peabody Energy Corp. (Coal)	342	23,136
PepsiCo, Inc. (Beverages)	4,788	318,689
PerkinElmer, Inc. (Electronics)	114	3,317
Philip Morris International, Inc. (Commercial Services)	2,166	111,874
Pitney Bowes, Inc. (Office/Business Equipment)	684	21,676
Plum Creek Timber Co., Inc. (Forest Products & Paper)	228	11,108
Polo Ralph Lauren Corp. (Apparel)	228	13,491
Praxair, Inc. (Chemicals)	684	64,111
Precision Castparts Corp. (Metal Fabricate/Hardware)	228	21,302
Principal Financial Group, Inc. (Insurance)	342	14,538
Procter & Gamble Co. (Cosmetics/Personal Care)	6,270	410,560
Progressive Corp. (Insurance)	2,052	41,553
ProLogis (REIT)	342	16,717
Prudential Financial, Inc. (Insurance)	570	39,313
Pulte Homes, Inc. (Home Builders)	342	4,176
QLogic Corp.* (Semiconductors)	456	8,591
Qualcomm, Inc. (Telecommunications)	4,788	264,968
Quest Diagnostics, Inc. (Healthcare—Services)	456	24,241
Questar Corp. (Pipelines)	456	24,113
RadioShack Corp. (Retail)	228	3,803
Range Resources Corp. (Oil & Gas)	342	16,608
Robert Half International, Inc. (Commercial Services)	228	5,766
Rockwell Collins, Inc. (Aerospace/Defense)	456	22,659
Rockwell International Corp. (Machinery—Diversified)	456	20,297
SAFECO Corp. (Insurance)	228	15,084
SanDisk Corp.* (Computers)	684	9,644
Schering-Plough Corp. (Pharmaceuticals)	1,596	33,644
Schlumberger, Ltd.ADR (Oil & Gas Services)	3,534	359,054
Scripps Networks Interactive—Class A* (Entertainment)	114	4,622
Sears Holdings Corp.* (Retail)	228	18,468
Sherwin-Williams Co. (Chemicals)	228	12,141
Sigma-Aldrich Corp. (Chemicals)	342	20,773
SLM Corp.* (Diversified Financial Services)	1,254	21,481
Smith International, Inc. (Oil & Gas Services)	570	42,397
Southwestern Energy Co.* (Oil & Gas)	1,026	37,254
St. Jude Medical, Inc.* (Healthcare—Products)	1,026	47,791
Staples, Inc. (Retail)	1,368	30,780
Starbucks Corp.* (Retail)	2,166	31,819
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	228	7,818
State Street Corp. (Banks)	570	40,835
Stryker Corp. (Healthcare—Products)	684	43,906
Sunoco, Inc. (Oil & Gas)	342	13,889
Symantec Corp.* (Internet)	2,508	52,844
Sysco Corp. (Food)	1,026	29,097
T. Rowe Price Group, Inc. (Diversified Financial Services)	456	27,292
Target Corp. (Retail)	1,368	61,875
Teradata Corp.* (Computers)	228	5,340
Terex Corp.* (Machinery—Construction & Mining)	342	16,187
Tesoro Petroleum Corp. (Oil & Gas)	228	3,520
Texas Instruments, Inc. (Semiconductors)	2,394	58,366

Common Stocks, continued
	Shares	Value
Textron, Inc. (Miscellaneous Manufacturing)	342	$14,867
The AES Corp.* (Electric)	1,938	31,279
The Charles Schwab Corp. (Diversified Financial Services)	1,140	26,095
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	342	15,082
The Gap, Inc. (Retail)	798	12,864
The Goldman Sachs Group, Inc. (Diversified Financial Services)	798	146,864
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	684	13,427
The Hershey Co. (Food)	456	16,767
The Pepsi Bottling Group, Inc. (Beverages)	456	12,700
Thermo Electron Corp.* (Electronics)	570	34,496
Tiffany & Co. (Retail)	228	8,616
Titanium Metals Corp. (Mining)	228	2,567
TJX Cos., Inc. (Retail)	1,254	42,272
Torchmark Corp. (Insurance)	114	6,618
Total System Services, Inc. (Software)	570	11,161
Transocean, Inc.ADR* (Oil & Gas)	912	124,059
United Parcel Service, Inc.—Class B (Transportation)	1,824	115,058
United States Steel Corp. (Iron/Steel)	342	54,843
United Technologies Corp. (Aerospace/Defense)	1,938	123,993
UnitedHealth Group, Inc. (Healthcare—Services)	3,762	105,637
UST, Inc. (Agriculture)	456	23,990
Valero Energy Corp. (Oil & Gas)	1,596	53,322
Varian Medical Systems, Inc.* (Healthcare—Products)	342	20,520
VeriSign, Inc.* (Internet)	342	11,129
Viacom, Inc.—Class B* (Media)	798	22,288
Vulcan Materials Co. (Building Materials)	114	7,318
W.W. Grainger, Inc. (Distribution/Wholesale)	114	10,204
Wal-Mart Stores, Inc. (Retail)	3,990	233,894
Walgreen Co. (Retail)	1,938	66,551
Walt Disney Co. (Media)	2,394	72,658
Washington Post Co.—Class B (Media)	114	70,480
Waters Corp.* (Electronics)	342	23,235
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	114	3,296
Weatherford International, Ltd.ADR* (Oil & Gas Services)	1,140	43,012
WellPoint, Inc.* (Healthcare—Services)	798	41,855
Western Union Co. (Commercial Services)	2,166	59,868
Whole Foods Market, Inc. (Food)	228	5,055
Wrigley (WM.) Jr. Co. (Food)	684	54,009
Wyeth (Pharmaceuticals)	2,736	110,863
Xerox Corp. (Office/Business Equipment)	1,824	24,879
Xilinx, Inc. (Semiconductors)	456	11,322
XTO Energy, Inc. (Oil & Gas)	1,482	69,995
Yahoo!, Inc.* (Internet)	3,990	79,361
YUM! Brands, Inc. (Retail)	1,482	53,085
Zimmer Holdings, Inc.* (Healthcare—Products)	684	47,134

TOTAL COMMON STOCKS (Cost $15,069,252)		17,631,873

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (0.6%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08, dated 7/31/08, with a repurchase price of $33,002 (Collateralized by $34,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $34,141)	$33,000	$33,000
HSBC, 2.10%, 8/1/08, dated 7/31/08, with a repurchase price of $44,003 (Collateralized by $45,000 Federal Home Loan Bank, 5.20%, 9/10/10, market value $45,121)	44,000	44,000
UBS, 2.08%, 8/1/08, dated 7/31/08, with a repurchase price of $21,001 (Collateralized by $25,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $25,000)	21,000	21,000

TOTAL REPURCHASE AGREEMENTS (Cost $98,000)		98,000

TOTAL INVESTMENT SECURITIES (Cost $15,167,252)—100.2%		17,729,873
Net other assets (liabilities)—(0.2)%		(30,100)

NET ASSETS—100.0%		$17,699,773

*	Non-income producing security
ADR	American Depositary Receipt

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	0.2%
Aerospace/Defense	2.6%
Agriculture	0.8%
Apparel	0.7%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.3%
Banks	0.3%
Beverages	3.7%
Biotechnology	2.3%
Building Materials	NM
Chemicals	0.8%
Coal	0.3%
Commercial Services	1.5%
Computers	6.9%
Cosmetics/Personal Care	3.3%
Distribution/Wholesale	0.1%

Diversified Financial Services	3.0%
Electric	0.5%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.3%
Entertainment	0.1%
Food	1.2%
Forest Products & Paper	0.1%
Hand/Machine Tools	0.1%
Healthcare—Products	6.7%
Healthcare—Services	1.5%
Holding Companies—Diversified	0.1%
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.4%
Insurance	1.7%
Internet	3.8%
Iron/Steel	0.6%
Leisure Time	0.1%
Lodging	0.1%
Machinery—Construction & Mining	0.8%
Machinery—Diversified	0.7%
Media	1.5%
Metal Fabricate/Hardware	0.1%
Mining	0.8%
Miscellaneous Manufacturing	2.2%
Office/Business Equipment	0.2%
Oil & Gas	17.6%
Oil & Gas Services	4.2%
Packaging & Containers	0.1%
Pharmaceuticals	4.1%
Pipelines	0.1%
REIT	0.1%
Real Estate	NM
Retail	6.5%
Savings & Loans	0.1%
Semiconductors	2.7%
Software	6.8%
Telecommunications	4.3%
Textiles	NM
Transportation	1.5%
Other**	0.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (99.8%)
	Shares	Value
3Com Corp.* (Telecommunications)	18,404	$34,600
99 Cents Only Stores* (Retail)	2,064	13,808
Acxiom Corp. (Software)	3,268	41,961
ADC Telecommunications, Inc.* (Telecommunications)	5,332	50,441
ADTRAN, Inc. (Telecommunications)	1,548	34,613
Advanced Medical Optics, Inc.* (Healthcare—Products)	2,064	35,831
Advent Software, Inc.* (Software)	516	22,467
AGCO Corp.* (Machinery—Diversified)	1,892	113,236
AGL Resources, Inc. (Gas)	3,440	118,886
Airgas, Inc. (Chemicals)	1,548	88,669
AirTran Holdings, Inc.* (Airlines)	2,408	7,031
Alaska Air Group, Inc.* (Airlines)	1,892	33,829
Albemarle Corp. (Chemicals)	1,376	53,568
Alberto-Culver Co. (Cosmetics/Personal Care)	2,236	59,992
Alexander & Baldwin, Inc. (Transportation)	1,892	82,094
Alexandria Real Estate Equities, Inc. (REIT)	1,376	142,086
Alliant Energy Corp. (Electric)	4,988	160,763
AMB Property Corp. (REIT)	4,472	218,949
American Financial Group, Inc. (Insurance)	3,268	94,674
American Greetings Corp.—Class A (Household Products/Wares)	1,032	15,294
AmeriCredit Corp.* (Diversified Financial Services)	5,160	45,253
Ametek, Inc. (Electrical Components & Equipment)	1,720	82,319
AnnTaylor Stores Corp.* (Retail)	1,376	31,029
Apollo Investment Corp. (Investment Companies)	6,364	101,379
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,376	53,251
Aqua America, Inc. (Water)	3,612	57,250
Arch Coal, Inc. (Coal)	3,612	203,392
Arrow Electronics, Inc.* (Electronics)	5,676	182,881
Arthur J. Gallagher & Co. (Insurance)	4,300	109,349
ArvinMeritor, Inc. (Auto Parts & Equipment)	3,268	45,131
Associated Banc-Corp (Banks)	5,848	97,603
Astoria Financial Corp. (Savings & Loans)	3,784	84,648
Atmel Corp.* (Semiconductors)	20,468	72,252
Avis Budget Group, Inc.* (Commercial Services)	4,816	29,378
Avnet, Inc.* (Electronics)	3,440	93,774
Avocent Corp.* (Internet)	1,204	28,631
Bank of Hawaii Corp. (Banks)	2,236	112,672
Barnes & Noble, Inc. (Retail)	2,236	52,904
BE Aerospace, Inc.* (Aerospace/Defense)	3,096	79,505
Beckman Coulter, Inc. (Healthcare—Products)	1,204	87,097
Belo Corp.—Class A (Media)	4,128	28,029
Bill Barrett Corp.* (Oil & Gas)	1,204	49,533
BJ’s Wholesale Club, Inc.* (Retail)	1,548	58,096
Black Hills Corp. (Electric)	1,720	55,504
Blyth, Inc. (Household Products/Wares)	1,032	15,016
Bob Evans Farms, Inc. (Retail)	1,548	44,335
Borders Group, Inc. (Retail)	2,752	13,485
BorgWarner, Inc. (Auto Parts & Equipment)	2,236	90,156
Boyd Gaming Corp. (Lodging)	2,580	25,748
BRE Properties, Inc.—Class A (REIT)	2,236	109,296
Brinker International, Inc. (Retail)	1,892	34,794
Broadridge Financial Solutions, Inc. (Software)	3,096	64,087
Cabot Corp. (Chemicals)	2,924	78,451

Common Stocks, continued
	Shares	Value
Cadence Design Systems, Inc.* (Computers)	8,428	$62,283
Callaway Golf Co. (Leisure Time)	3,096	39,257
Camden Property Trust (REIT)	2,580	126,884
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,720	52,615
Carmax, Inc.* (Retail)	6,020	80,668
Carpenter Technology Corp. (Iron/Steel)	860	33,282
Cathay Bancorp, Inc. (Banks)	1,204	19,192
Cephalon, Inc.* (Pharmaceuticals)	1,204	88,085
Charming Shoppes, Inc.* (Retail)	5,332	29,059
Chemtura Corp. (Chemicals)	11,008	71,772
ChoicePoint, Inc.* (Commercial Services)	1,204	57,611
Cincinnati Bell, Inc.* (Telecommunications)	11,352	44,273
City National Corp. (Banks)	1,892	92,954
Coldwater Creek, Inc.* (Retail)	1,204	7,850
Collective Brands, Inc.* (Retail)	2,924	37,661
Commerce Bancshares, Inc. (Banks)	1,720	75,044
Commscope, Inc.* (Telecommunications)	1,720	76,695
Con-way, Inc. (Transportation)	2,064	104,356
Corn Products International, Inc. (Food)	3,440	159,994
Corrections Corp. of America* (Commercial Services)	2,580	72,317
Cousins Properties, Inc. (REIT)	1,720	37,788
Crane Co. (Miscellaneous Manufacturing)	1,376	48,848
Cullen/Frost Bankers, Inc. (Banks)	2,752	145,141
Cypress Semiconductor Corp.* (Semiconductors)	5,160	140,610
Cytec Industries, Inc. (Chemicals)	1,032	55,790
Deluxe Corp. (Commercial Services)	1,376	19,677
DENTSPLY International, Inc. (Healthcare—Products)	2,408	96,922
DeVry, Inc. (Commercial Services)	1,204	68,399
Dick’s Sporting Goods, Inc.* (Retail)	1,376	24,149
Diebold, Inc. (Computers)	2,924	108,130
DPL, Inc. (Electric)	5,160	130,961
DRS Technologies, Inc. (Aerospace/Defense)	1,204	94,875
Duke-Weeks Realty Corp. (REIT)	6,708	165,889
Dycom Industries, Inc.* (Engineering & Construction)	1,032	16,378
Edwards Lifesciences Corp.* (Healthcare—Products)	1,032	64,686
Energen Corp. (Gas)	1,204	72,481
Energy East Corp. (Electric)	7,224	180,528
Entercom Communications Corp. (Media)	1,204	7,381
Equitable Resources, Inc. (Pipelines)	2,580	134,805
Equity One, Inc. (REIT)	1,720	33,213
Everest Re Group, Ltd.ADR (Insurance)	2,924	239,183
Exterran Holdings, Inc.* (Oil & Gas Services)	1,892	106,785
Fairchild Semiconductor International, Inc.* (Semiconductors)	5,676	68,963
Federal Realty Investment Trust (REIT)	2,580	187,334
Federal Signal Corp. (Miscellaneous Manufacturing)	2,236	32,131
Ferro Corp. (Chemicals)	2,064	44,913
Fidelity National Title Group, Inc.—Class A (Insurance)	9,804	130,981
First American Financial Corp. (Insurance)	4,128	104,026
First Niagara Financial Group, Inc. (Savings & Loans)	4,816	67,376
FirstMerit Corp. (Banks)	3,612	71,084
Flowserve Corp. (Machinery—Diversified)	1,376	183,476
FMC Corp. (Chemicals)	1,720	127,916

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Foot Locker, Inc. (Retail)	7,052	$106,203
Forest Oil Corp.* (Oil & Gas)	3,956	225,611
Foundry Networks, Inc.* (Telecommunications)	3,784	65,993
Furniture Brands International, Inc. (Home Furnishings)	2,236	26,541
GATX Corp. (Trucking & Leasing)	2,236	101,671
Gentex Corp. (Electronics)	2,924	45,205
Granite Construction, Inc. (Engineering & Construction)	860	27,202
Great Plains Energy, Inc. (Electric)	5,332	134,686
Hanesbrands, Inc.* (Apparel)	2,064	44,252
Hanover Insurance Group, Inc. (Insurance)	2,408	103,351
Harsco Corp. (Miscellaneous Manufacturing)	2,236	120,968
Harte-Hanks, Inc. (Advertising)	1,032	12,807
Hawaiian Electric Industries, Inc. (Electric)	3,784	93,616
HCC Insurance Holdings, Inc. (Insurance)	1,720	38,958
Health Care REIT, Inc. (REIT)	3,956	197,286
Health Management Associates, Inc.—Class A* (Healthcare—Services)	11,008	67,699
Health Net, Inc.* (Healthcare—Services)	2,236	62,519
Helmerich & Payne, Inc. (Oil & Gas)	2,924	172,896
Herman Miller, Inc. (Office Furnishings)	860	22,480
Highwoods Properties, Inc. (REIT)	2,580	94,170
Hill-Rom Holdings, Inc. (Healthcare—Products)	1,720	48,315
HNI Corp. (Office Furnishings)	1,204	26,067
Horace Mann Educators Corp. (Insurance)	2,064	28,607
Hormel Foods Corp. (Food)	1,720	62,212
Hospitality Properties Trust (REIT)	4,300	91,590
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	688	4,837
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,720	72,515
IDACORP, Inc. (Electric)	2,064	61,528
IDEX Corp. (Machinery—Diversified)	2,064	78,081
Imation Corp. (Computers)	1,548	29,505
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	6,708	123,628
Integrated Device Technology, Inc.* (Semiconductors)	8,600	86,172
International Rectifier Corp.* (Semiconductors)	3,268	55,164
International Speedway Corp. (Entertainment)	516	18,984
Intersil Corp.—Class A (Semiconductors)	6,020	145,263
J.B. Hunt Transport Services, Inc. (Transportation)	1,376	50,884
Jack Henry & Associates, Inc. (Computers)	1,376	29,708
Jefferies Group, Inc. (Diversified Financial Services)	2,580	48,994
JetBlue Airways Corp.* (Airlines)	8,256	43,509
JM Smucker Co. (Food)	2,580	125,749
Kansas City Southern Industries, Inc.* (Transportation)	1,892	104,060
KBR, Inc. (Engineering & Construction)	4,988	142,158
Kelly Services, Inc.—Class A (Commercial Services)	1,032	18,999
KEMET Corp.* (Electronics)	3,784	5,146
Kennametal, Inc. (Hand/Machine Tools)	2,064	61,425
Kindred Healthcare, Inc.* (Healthcare—Services)	1,376	37,111
Lam Research Corp.* (Semiconductors)	3,096	101,827
Lamar Advertising Co.* (Advertising)	2,064	78,391
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,032	33,550

Common Stocks, continued
	Shares	Value
Lear Corp.* (Auto Parts & Equipment)	3,440	$49,570
Lee Enterprises, Inc. (Media)	1,892	5,714
Lender Processing Services, Inc.* (Diversified Financial Services)	1,548	51,626
Liberty Property Trust (REIT)	4,128	150,259
Life Time Fitness, Inc.* (Leisure Time)	516	15,372
LifePoint Hospitals, Inc.* (Healthcare—Services)	1,032	29,546
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	860	69,101
Louisiana-Pacific Corp. (Forest Products & Paper)	4,644	39,288
Lubrizol Corp. (Chemicals)	3,096	154,181
M.D.C. Holdings, Inc. (Home Builders)	688	28,566
Mack-Cali Realty Corp. (REIT)	3,096	118,825
Manpower, Inc. (Commercial Services)	3,784	181,632
Martin Marietta Materials (Building Materials)	1,032	108,329
MDU Resources Group, Inc. (Electric)	8,256	263,449
Media General, Inc.—Class A (Media)	1,032	13,086
Mentor Graphics Corp.* (Computers)	4,128	57,297
Mercury General Corp. (Insurance)	1,548	78,190
Metavante Technologies, Inc.* (Software)	1,548	34,458
Minerals Technologies, Inc. (Chemicals)	516	33,287
Modine Manufacturing Co. (Auto Parts & Equipment)	1,548	26,997
Mohawk Industries, Inc.* (Textiles)	1,204	71,000
MPS Group, Inc.* (Commercial Services)	4,300	49,536
MSC Industrial Direct Co.—Class A (Retail)	860	41,022
National Fuel Gas Co. (Pipelines)	3,784	188,405
National Instruments Corp. (Computers)	1,376	46,853
Nationwide Health Properties, Inc. (REIT)	4,300	159,573
NCR Corp.* (Computers)	4,300	115,498
Netflix, Inc.* (Internet)	1,204	37,192
NeuStar, Inc.* (Telecommunications)	2,064	43,303
New York Community Bancorp (Savings & Loans)	14,792	245,843
Nordson Corp. (Machinery—Diversified)	860	60,768
Northeast Utilities System (Electric)	7,052	177,428
NSTAR (Electric)	4,816	153,438
OGE Energy Corp. (Electric)	4,128	135,068
Old Republic International Corp. (Insurance)	10,492	110,166
Olin Corp. (Chemicals)	3,440	102,306
Omnicare, Inc. (Pharmaceuticals)	5,504	162,038
ONEOK, Inc. (Gas)	4,816	219,032
Oshkosh Truck Corp. (Auto Manufacturers)	1,204	21,720
Overseas Shipholding Group, Inc. (Transportation)	516	40,635
Packaging Corp. of America (Packaging & Containers)	4,300	109,736
PacWest Bancorp (Banks)	1,204	22,418
Palm, Inc. (Computers)	4,816	31,689
Parametric Technology Corp.* (Software)	3,784	73,296
Patriot Coal Corp.* (Coal)	516	65,093
Patterson-UTI Energy, Inc. (Oil & Gas)	3,096	87,988
PDL BioPharma, Inc. (Biotechnology)	2,064	23,055
Pentair, Inc. (Miscellaneous Manufacturing)	4,472	154,821
PepsiAmericas, Inc. (Beverages)	1,548	36,641
Perrigo Co. (Pharmaceuticals)	2,236	78,774
PetSmart, Inc. (Retail)	2,064	46,873
Phillips-Van Heusen Corp. (Apparel)	1,720	60,888
Plains Exploration & Production Co.* (Oil & Gas)	2,236	125,149
PMI Group, Inc. (Insurance)	3,784	9,498
PNM Resources, Inc. (Electric)	3,440	40,282

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Polycom, Inc.* (Telecommunications)	2,064	$48,710
Potlatch Corp. (Forest Products & Paper)	860	40,050
Pride International, Inc.* (Oil & Gas)	7,568	293,336
Protective Life Corp. (Insurance)	3,268	117,517
Puget Energy, Inc. (Electric)	6,020	165,791
Quanta Services, Inc.* (Commercial Services)	5,676	175,275
Raymond James Financial Corp. (Diversified Financial Services)	2,580	74,562
Rayonier, Inc. (Forest Products & Paper)	3,612	168,753
Realty Income Corp. (REIT)	4,644	116,982
Regency Centers Corp. (REIT)	3,096	184,212
Regis Corp. (Retail)	2,064	57,771
Reliance Steel & Aluminum Co. (Iron/Steel)	1,204	76,045
Rent-A-Center, Inc.* (Commercial Services)	3,096	65,635
Republic Services, Inc. (Environmental Control)	3,440	111,800
RF Micro Devices, Inc.* (Telecommunications)	13,244	43,308
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,376	84,184
RPM, Inc. (Chemicals)	5,504	112,832
Ruddick Corp. (Food)	1,720	53,251
Saks, Inc.* (Retail)	4,128	42,064
SCANA Corp. (Electric)	5,332	192,965
Scholastic Corp. (Media)	1,204	31,051
Semtech Corp.* (Semiconductors)	1,548	22,554
Sensient Technologies Corp. (Chemicals)	2,064	64,232
Service Corp. International (Commercial Services)	7,568	72,426
Shaw Group, Inc.* (Engineering & Construction)	1,892	109,358
Sierra Pacific Resources (Electric)	10,664	120,930
Smithfield Foods, Inc.* (Food)	5,332	114,531
Sonoco Products Co. (Packaging & Containers)	4,472	145,877
SPX Corp. (Miscellaneous Manufacturing)	1,548	196,255
StanCorp Financial Group, Inc. (Insurance)	1,032	50,970
STERIS Corp. (Healthcare—Products)	1,376	47,018
Superior Energy Services, Inc.* (Oil & Gas Services)	1,204	57,106
SVB Financial Group* (Banks)	860	49,527
Sybase, Inc.* (Software)	2,236	75,152
Synopsys, Inc.* (Computers)	4,472	107,417
Synovus Financial Corp. (Banks)	15,136	143,943
TCF Financial Corp. (Banks)	4,988	63,597
Tech Data Corp.* (Distribution/Wholesale)	2,580	89,965
Teleflex, Inc. (Miscellaneous Manufacturing)	1,720	105,470
Telephone & Data Systems, Inc. (Telecommunications)	4,816	204,198
Temple-Inland, Inc. (Forest Products & Paper)	4,816	78,260
The Brink’s Co. (Miscellaneous Manufacturing)	1,376	94,889
The Colonial BancGroup, Inc. (Banks)	8,944	59,567
The Macerich Co. (REIT)	3,268	180,818
The Ryland Group, Inc. (Home Builders)	1,892	38,956
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	2,064	40,207
Thomas & Betts Corp.* (Electronics)	1,032	42,704
Thor Industries, Inc. (Home Builders)	688	13,499
Tidewater, Inc. (Oil & Gas Services)	2,580	154,645
Timken Co. (Metal Fabricate/Hardware)	4,300	141,986
Tootsie Roll Industries, Inc. (Food)	688	17,991
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,784	142,430

Common Stocks, continued
	Shares	Value
Tupperware Corp. (Household Products/Wares)	2,752	$107,328
UDR, Inc. (REIT)	6,192	158,144
United Rentals, Inc.* (Commercial Services)	2,408	38,961
Unitrin, Inc. (Insurance)	2,408	66,437
Universal Corp. (Agriculture)	1,204	62,150
Universal Health Services, Inc.—Class B (Healthcare—Services)	1,032	62,560
URS Corp.* (Engineering & Construction)	3,612	151,415
Valeant Pharmaceuticals International* (Pharmaceuticals)	4,128	70,671
Valspar Corp. (Chemicals)	4,644	100,636
Varian, Inc.* (Electronics)	688	33,987
Vectren Corp. (Gas)	3,784	110,493
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,784	130,548
Vishay Intertechnology, Inc.* (Electronics)	8,428	75,599
Wabtec Corp. (Machinery—Diversified)	1,204	66,822
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,064	68,938
Washington Federal, Inc. (Savings & Loans)	3,956	73,582
Webster Financial Corp. (Banks)	2,408	47,823
Weingarten Realty Investors (REIT)	3,440	104,886
WellCare Health Plans, Inc.* (Healthcare—Services)	688	27,059
Werner Enterprises, Inc. (Transportation)	2,064	49,144
Westamerica Bancorp (Banks)	688	35,776
Westar Energy, Inc. (Electric)	4,300	94,944
WGL Holdings, Inc. (Gas)	2,236	77,209
Wilmington Trust Corp. (Banks)	3,096	72,973
Wind River Systems, Inc.* (Software)	2,580	30,263
Wisconsin Energy Corp. (Electric)	5,332	240,580
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,924	51,872
YRC Worldwide, Inc.* (Transportation)	2,580	43,602
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	1,204	37,095

TOTAL COMMON STOCKS (Cost $21,750,443)		23,709,651

TOTAL INVESTMENT SECURITIES (Cost $21,750,443)—99.8%		23,709,651
Net other assets (liabilities)—0.2%		36,146

NET ASSETS—100.0%		$23,745,797

*	Non-income producing security
ADR	American Depositary Receipt

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	0.4%
Aerospace/Defense	0.7%
Agriculture	0.3%
Airlines	0.3%
Apparel	0.5%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.9%
Banks	4.6%
Beverages	0.2%

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2008

Biotechnology	0.6%
Building Materials	0.5%
Chemicals	4.4%
Coal	1.2%
Commercial Services	3.6%
Computers	2.5%
Cosmetics/Personal Care	0.3%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.2%
Electric	10.2%
Electrical Components & Equipment	0.6%
Electronics	2.0%
Engineering & Construction	1.9%
Entertainment	0.1%
Environmental Control	0.5%
Food	2.3%
Forest Products & Paper	1.4%
Gas	2.5%
Hand/Machine Tools	0.6%
Healthcare—Products	1.6%
Healthcare—Services	1.3%
Home Builders	0.4%
Home Furnishings	0.1%
Household Products/Wares	0.9%
Insurance	5.4%
Internet	0.3%
Investment Companies	0.4%
Iron/Steel	0.4%

Leisure Time	0.3%
Lodging	0.1%
Machinery—Diversified	2.4%
Media	0.3%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	4.6%
Office Furnishings	0.2%
Oil & Gas	3.9%
Oil & Gas Services	1.3%
Packaging & Containers	1.1%
Pharmaceuticals	1.7%
Pipelines	1.4%
REIT	10.9%
Retail	2.9%
Savings & Loans	2.0%
Semiconductors	2.9%
Software	1.4%
Telecommunications	2.7%
Textiles	0.3%
Transportation	1.9%
Trucking & Leasing	0.4%
Water	0.2%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (99.9%)
	Shares	Value
ACI Worldwide, Inc.* (Software)	2,583	$50,523
ADTRAN, Inc. (Telecommunications)	1,845	41,254
Advance Auto Parts, Inc. (Retail)	7,380	303,244
Advanced Medical Optics, Inc.* (Healthcare—Products)	1,107	19,218
Advent Software, Inc.* (Software)	738	32,133
Aeropostale, Inc.* (Retail)	4,797	154,703
Affiliated Managers Group, Inc.* (Diversified Financial Services)	2,583	223,171
Affymetrix, Inc.* (Biotechnology)	5,166	40,708
AGCO Corp.* (Machinery—Diversified)	3,321	198,762
Airgas, Inc. (Chemicals)	3,321	190,227
AirTran Holdings, Inc.* (Airlines)	2,952	8,620
Albemarle Corp. (Chemicals)	3,690	143,652
Alberto-Culver Co. (Cosmetics/Personal Care)	2,583	69,302
Alliance Data Systems Corp.* (Commercial Services)	5,535	355,070
Alliant Techsystems, Inc.* (Aerospace/Defense)	2,214	219,164
American Eagle Outfitters, Inc. (Retail)	15,498	216,972
American Greetings Corp.—Class A (Household Products/Wares)	2,214	32,811
Ametek, Inc. (Electrical Components & Equipment)	4,797	229,584
Amphenol Corp.—Class A (Electronics)	12,915	615,658
AnnTaylor Stores Corp.* (Retail)	2,214	49,926
ANSYS, Inc.* (Software)	6,273	287,805
Apria Healthcare Group, Inc.* (Healthcare—Services)	3,321	63,796
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,583	99,962
Aqua America, Inc. (Water)	3,690	58,487
Arch Coal, Inc. (Coal)	4,797	270,119
Avnet, Inc.* (Electronics)	5,535	150,884
Avocent Corp.* (Internet)	1,476	35,099
BE Aerospace, Inc.* (Aerospace/Defense)	1,845	47,380
Beckman Coulter, Inc. (Healthcare—Products)	2,583	186,854
Bill Barrett Corp.* (Oil & Gas)	738	30,361
BJ’s Wholesale Club, Inc.* (Retail)	2,214	83,091
BorgWarner, Inc. (Auto Parts & Equipment)	4,797	193,415
Brinker International, Inc. (Retail)	4,428	81,431
Broadridge Financial Solutions, Inc. (Software)	5,166	106,936
Brown & Brown, Inc. (Insurance)	8,118	142,633
Cadence Design Systems, Inc.* (Computers)	6,273	46,357
Career Education Corp.* (Commercial Services)	6,642	121,814
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,845	56,439
Carmax, Inc.* (Retail)	6,273	84,058
Carpenter Technology Corp. (Iron/Steel)	2,214	85,682
Cathay Bancorp, Inc. (Banks)	1,476	23,527
Cephalon, Inc.* (Pharmaceuticals)	2,952	215,968
Cerner Corp.* (Software)	4,797	214,234
CF Industries Holdings, Inc. (Chemicals)	3,321	542,851
Charles River Laboratories International, Inc.* (Biotechnology)	4,797	318,809
Cheesecake Factory, Inc.* (Retail)	5,166	72,737
Chico’s FAS, Inc.* (Retail)	12,546	69,881
Chipotle Mexican Grill, Inc.—Class A* (Retail)	2,214	151,659
ChoicePoint, Inc.* (Commercial Services)	3,321	158,910
Church & Dwight, Inc. (Household Products/Wares)	4,797	263,211
Cimarex Energy Co. (Oil & Gas)	5,904	307,657
Cleveland-Cliffs, Inc. (Iron/Steel)	7,749	840,069
Coldwater Creek, Inc.* (Retail)	2,583	16,841
Commerce Bancshares, Inc. (Banks)	1,476	64,398
Commercial Metals Co. (Metal Fabricate/Hardware)	8,487	253,337

Common Stocks, continued
	Shares	Value
Commscope, Inc.* (Telecommunications)	1,845	$82,269
Community Health Systems, Inc.* (Healthcare—Services)	7,011	231,223
Copart, Inc.* (Retail)	5,166	226,581
Corinthian Colleges, Inc.* (Commercial Services)	6,273	98,800
Corrections Corp. of America* (Commercial Services)	5,166	144,803
Covance, Inc.* (Healthcare—Services)	4,428	406,490
Crane Co. (Miscellaneous Manufacturing)	1,476	52,398
Cree Research, Inc.* (Semiconductors)	6,273	121,696
Cypress Semiconductor Corp.* (Semiconductors)	3,321	90,497
Cytec Industries, Inc. (Chemicals)	1,107	59,844
Deluxe Corp. (Commercial Services)	1,845	26,384
Denbury Resources, Inc.* (Oil & Gas)	17,712	498,416
DENTSPLY International, Inc. (Healthcare—Products)	7,011	282,193
DeVry, Inc. (Commercial Services)	2,583	146,740
Dick’s Sporting Goods, Inc.* (Retail)	3,690	64,760
Digital River, Inc.* (Internet)	2,952	117,755
Dollar Tree, Inc.* (Retail)	6,642	249,075
Donaldson Co., Inc. (Miscellaneous Manufacturing)	5,166	233,038
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	5,535	164,390
DRS Technologies, Inc. (Aerospace/Defense)	1,107	87,232
DST Systems, Inc.* (Computers)	3,690	222,987
Dun & Bradstreet Corp. (Software)	4,059	392,262
Dycom Industries, Inc.* (Engineering & Construction)	1,476	23,424
Eaton Vance Corp. (Diversified Financial Services)	8,856	328,912
Edwards Lifesciences Corp.* (Healthcare—Products)	2,583	161,902
Encore Acquisition Co.* (Oil & Gas)	4,059	251,130
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	9,594	222,101
Energen Corp. (Gas)	3,321	199,924
Energizer Holdings, Inc.* (Electrical Components & Equipment)	4,059	289,569
Equitable Resources, Inc. (Pipelines)	4,797	250,643
Exterran Holdings, Inc.* (Oil & Gas Services)	1,845	104,132
F5 Networks, Inc.* (Internet)	6,273	182,858
Fair Isaac Corp. (Software)	3,690	82,139
Fastenal Co. (Distribution/Wholesale)	9,225	450,734
FLIR Systems, Inc.* (Electronics)	9,963	405,893
Flowserve Corp. (Machinery—Diversified)	1,845	246,012
FMC Corp. (Chemicals)	2,583	192,098
FMC Technologies, Inc.* (Oil & Gas Services)	9,225	569,921
Foundry Networks, Inc.* (Telecommunications)	4,797	83,660
Frontier Oil Corp. (Oil & Gas)	7,749	141,419
Gartner Group, Inc.* (Commercial Services)	4,797	116,855
Gen-Probe, Inc.* (Healthcare—Products)	4,059	216,426
Gentex Corp. (Electronics)	5,904	91,276
Global Payments, Inc. (Software)	5,535	245,145
Graco, Inc. (Machinery—Diversified)	4,428	160,426
Granite Construction, Inc. (Engineering & Construction)	1,107	35,014
GUESS?, Inc. (Apparel)	4,059	128,549
Hanesbrands, Inc.* (Apparel)	3,690	79,114
Hansen Natural Corp.* (Beverages)	4,428	101,224
Harris Corp. (Telecommunications)	9,963	479,718
Harsco Corp. (Miscellaneous Manufacturing)	2,583	139,740
Harte-Hanks, Inc. (Advertising)	1,845	22,896
HCC Insurance Holdings, Inc. (Insurance)	5,535	125,368

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Health Net, Inc.* (Healthcare—Services)	4,428	$123,807
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	6,642	212,079
Helmerich & Payne, Inc. (Oil & Gas)	2,583	152,733
Henry Schein, Inc.* (Healthcare—Products)	6,642	355,746
Herman Miller, Inc. (Office Furnishings)	2,952	77,165
Hill-Rom Holdings, Inc. (Healthcare—Products)	2,583	72,556
HNI Corp. (Office Furnishings)	1,476	31,955
Hologic, Inc.* (Healthcare—Products)	18,450	340,772
Hormel Foods Corp. (Food)	2,583	93,427
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	1,476	10,376
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,476	62,228
IDEX Corp. (Machinery—Diversified)	2,583	97,715
IDEXX Laboratories, Inc.* (Healthcare—Products)	4,428	236,898
International Speedway Corp. (Entertainment)	1,476	54,302
Invitrogen Corp.* (Biotechnology)	6,642	294,573
ITT Educational Services, Inc.* (Commercial Services)	2,214	196,116
J.B. Hunt Transport Services, Inc. (Transportation)	4,059	150,102
Jack Henry & Associates, Inc. (Computers)	3,321	71,700
Jefferies Group, Inc. (Diversified Financial Services)	3,690	70,073
John Wiley & Sons, Inc. (Media)	3,321	150,574
Jones Lang LaSalle, Inc. (Real Estate)	2,583	123,054
Joy Global, Inc. (Machinery—Construction & Mining)	7,749	559,633
Kansas City Southern Industries, Inc.* (Transportation)	2,583	142,065
KBR, Inc. (Engineering & Construction)	4,428	126,198
Kennametal, Inc. (Hand/Machine Tools)	2,214	65,889
Kinetic Concepts, Inc.* (Healthcare—Products)	4,059	141,862
Korn/Ferry International* (Commercial Services)	3,321	58,118
Lam Research Corp.* (Semiconductors)	4,797	157,773
Lamar Advertising Co.* (Advertising)	2,583	98,102
Lender Processing Services, Inc.* (Diversified Financial Services)	3,321	110,755
Life Time Fitness, Inc.* (Leisure Time)	1,476	43,970
LifePoint Hospitals, Inc.* (Healthcare—Services)	2,583	73,951
Lincare Holdings, Inc.* (Healthcare—Services)	5,166	166,449
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,845	148,246
M.D.C. Holdings, Inc. (Home Builders)	1,476	61,284
Macrovision Solutions Corp.* (Entertainment)	5,904	89,741
Martin Marietta Materials (Building Materials)	1,476	154,936
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	3,321	115,239
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	2,214	110,501
McAfee, Inc.* (Internet)	11,439	374,627
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	4,059	74,523
Metavante Technologies, Inc.* (Software)	3,690	82,139
Mine Safety Appliances Co. (Environmental Control)	2,214	73,151
Minerals Technologies, Inc. (Chemicals)	738	47,608
Mohawk Industries, Inc.* (Textiles)	1,845	108,800
MSC Industrial Direct Co.—Class A (Retail)	2,214	105,608
National Instruments Corp. (Computers)	1,845	62,822
Navigant Consulting Co.* (Commercial Services)	3,321	61,372
NBTY, Inc.* (Pharmaceuticals)	4,059	139,995
NCR Corp.* (Computers)	6,273	168,493

Common Stocks, continued
	Shares	Value
Netflix, Inc.* (Internet)	1,845	$56,992
NeuStar, Inc.* (Telecommunications)	2,214	46,450
Newfield Exploration Co.* (Oil & Gas)	9,594	469,914
Nordson Corp. (Machinery—Diversified)	1,107	78,221
NVR, Inc.* (Home Builders)	369	203,806
O’Reilly Automotive, Inc.* (Retail)	9,963	254,455
Oshkosh Truck Corp. (Auto Manufacturers)	3,690	66,568
Overseas Shipholding Group, Inc. (Transportation)	1,476	116,235
Pacific Sunwear of California, Inc.* (Retail)	5,166	44,996
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,583	44,686
Parametric Technology Corp.* (Software)	2,583	50,033
Patriot Coal Corp.* (Coal)	1,476	186,197
Patterson-UTI Energy, Inc. (Oil & Gas)	6,273	178,279
PDL BioPharma, Inc. (Biotechnology)	5,166	57,704
PepsiAmericas, Inc. (Beverages)	1,845	43,671
Perrigo Co. (Pharmaceuticals)	1,845	64,999
PetSmart, Inc. (Retail)	5,904	134,080
Pharmaceutical Product Development, Inc. (Commercial Services)	7,380	281,473
Philadelphia Consolidated Holding Corp.* (Insurance)	4,059	237,249
Phillips-Van Heusen Corp. (Apparel)	1,476	52,250
Pioneer Natural Resources Co. (Oil & Gas)	8,487	504,552
Plains Exploration & Production Co.* (Oil & Gas)	4,428	247,835
Plantronics, Inc. (Telecommunications)	3,690	89,852
Polycom, Inc.* (Telecommunications)	3,321	78,376
Potlatch Corp. (Forest Products & Paper)	1,476	68,737
Psychiatric Solutions, Inc.* (Healthcare—Services)	4,059	142,146
Quanta Services, Inc.* (Commercial Services)	3,321	102,552
Quicksilver Resources, Inc.* (Oil & Gas)	7,380	193,061
Raymond James Financial Corp. (Diversified Financial Services)	2,583	74,649
Reliance Steel & Aluminum Co. (Iron/Steel)	2,952	186,448
Republic Services, Inc. (Environmental Control)	6,273	203,873
ResMed, Inc.* (Healthcare—Products)	5,535	209,334
Rollins, Inc. (Commercial Services)	2,952	50,420
Roper Industries, Inc. (Miscellaneous Manufacturing)	4,059	248,330
Ross Stores, Inc. (Retail)	9,963	378,195
Saks, Inc.* (Retail)	3,690	37,601
Scientific Games Corp.—Class A* (Entertainment)	4,797	145,541
SEI Investments Co. (Software)	9,225	212,452
Semtech Corp.* (Semiconductors)	2,214	32,258
Sepracor, Inc.* (Pharmaceuticals)	8,118	141,903
Service Corp. International (Commercial Services)	7,011	67,095
Shaw Group, Inc.* (Engineering & Construction)	2,583	149,297
Silicon Laboratories, Inc.* (Semiconductors)	4,059	132,770
Sotheby’s (Commercial Services)	4,797	133,069
SPX Corp. (Miscellaneous Manufacturing)	1,476	187,127
SRA International, Inc.—Class A* (Computers)	2,952	64,796
StanCorp Financial Group, Inc. (Insurance)	1,845	91,125
Steel Dynamics, Inc. (Iron/Steel)	14,022	444,217
Stericycle, Inc.* (Environmental Control)	6,273	374,812
STERIS Corp. (Healthcare—Products)	2,583	88,261
Strayer Education, Inc. (Commercial Services)	1,107	246,529
Superior Energy Services, Inc.* (Oil & Gas Services)	4,059	192,518
SVB Financial Group* (Banks)	1,107	63,752
Sybase, Inc.* (Software)	2,952	99,217
Synopsys, Inc.* (Computers)	3,321	79,770

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Techne Corp.* (Healthcare—Products)	2,952	$234,743
Terra Industries, Inc. (Chemicals)	6,642	358,668
The Brink’s Co. (Miscellaneous Manufacturing)	1,476	101,785
The Corporate Executive Board Co. (Commercial Services)	2,583	96,811
The Timberland Co.—Class A* (Apparel)	3,690	52,915
The Warnaco Group, Inc.* (Apparel)	3,321	139,316
Thomas & Betts Corp.* (Electronics)	1,845	76,346
Thor Industries, Inc. (Home Builders)	1,476	28,959
Toll Brothers, Inc.* (Home Builders)	9,225	185,330
Tootsie Roll Industries, Inc. (Food)	738	19,299
Trimble Navigation, Ltd.* (Electronics)	8,856	294,019
Under Armour, Inc.—Class A* (Retail)	3,321	96,807
Universal Health Services, Inc.—Class B (Healthcare—Services)	2,214	134,213
Urban Outfitters, Inc.* (Retail)	8,118	267,975
Valassis Communications, Inc.* (Commercial Services)	3,321	29,291
ValueClick, Inc.* (Internet)	7,011	83,431
Varian, Inc.* (Electronics)	1,107	54,686
VCA Antech, Inc.* (Pharmaceuticals)	5,904	172,043
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,690	127,305
W.R. Berkley Corp. (Insurance)	11,808	278,905
Wabtec Corp. (Machinery—Diversified)	1,476	81,918
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,952	98,597
WellCare Health Plans, Inc.* (Healthcare—Services)	1,845	72,564
Westamerica Bancorp (Banks)	1,107	57,564
Western Digital Corp.* (Computers)	15,867	456,811
Williams Sonoma, Inc. (Retail)	6,273	109,401
Wind River Systems, Inc.* (Software)	1,476	17,313
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	3,321	102,320

TOTAL COMMON STOCKS (Cost $34,169,492)		38,031,313

TOTAL INVESTMENT SECURITIES (Cost $34,169,492)—99.9%		38,031,313
Net other assets (liabilities)—0.1%		35,003

NET ASSETS—100.0%		$38,066,316

*	Non-income producing security

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	0.4%
Aerospace/Defense	0.9%
Airlines	NM
Apparel	1.1%

Auto Manufacturers	0.2%
Auto Parts & Equipment	0.5%
Banks	0.6%
Beverages	0.4%
Biotechnology	2.1%
Building Materials	0.4%
Chemicals	4.0%
Coal	1.2%
Commercial Services	6.6%
Computers	3.1%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.2%
Diversified Financial Services	2.5%
Electrical Components & Equipment	1.6%
Electronics	4.4%
Engineering & Construction	0.9%
Entertainment	1.1%
Environmental Control	1.7%
Food	0.3%
Forest Products & Paper	0.2%
Gas	0.5%
Hand/Machine Tools	0.6%
Healthcare—Products	6.6%
Healthcare—Services	3.8%
Home Builders	1.3%
Household Products/Wares	0.8%
Insurance	2.2%
Internet	2.2%
Iron/Steel	4.1%
Leisure Time	0.1%
Machinery—Construction & Mining	1.5%
Machinery—Diversified	2.5%
Media	0.4%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	3.3%
Office Furnishings	0.3%
Oil & Gas	7.7%
Oil & Gas Services	2.9%
Pharmaceuticals	2.9%
Pipelines	0.7%
Real Estate	0.3%
Retail	8.5%
Semiconductors	1.3%
Software	4.9%
Telecommunications	2.3%
Textiles	0.3%
Toys/Games/Hobbies	0.3%
Transportation	1.1%
Water	0.2%
Other**	0.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (101.3%)
	Shares	Value
4Kids Entertainment, Inc.*(^) (Media)	520	$4,482
A.H. Belo Corp.—Class A(^) (Media)	520	2,808
A.M. Castle & Co.(^) (Metal Fabricate/Hardware)	650	13,156
Aaron Rents, Inc. (Commercial Services)	780	21,427
ABM Industries, Inc. (Commercial Services)	1,690	40,442
Acadia Realty Trust (REIT)	1,235	28,022
Actel Corp.* (Semiconductors)	975	13,406
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,625	66,397
Adaptec, Inc.* (Telecommunications)	4,615	16,845
Administaff, Inc. (Commercial Services)	910	26,126
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,365	18,864
Agilysys, Inc. (Computers)	845	10,140
Albany International Corp.—Class A (Machinery—Diversified)	650	18,655
ALLETE, Inc. (Electric)	975	41,496
Alliance One International, Inc.* (Agriculture)	3,380	15,109
Allscripts Healthcare Solutions, Inc.* (Software)	1,170	14,099
Alpharma, Inc.—Class A* (Pharmaceuticals)	1,690	38,380
AMCOL International Corp. (Mining)	325	10,374
American States Water Co. (Water)	650	23,478
AMERIGROUP Corp.* (Healthcare—Services)	1,365	34,671
Analogic Corp. (Electronics)	325	23,783
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	650	4,680
Angelica Corp. (Textiles)	390	8,557
Anixter International, Inc.* (Telecommunications)	715	48,641
Apogee Enterprises, Inc. (Building Materials)	1,105	19,094
Applied Industrial Technologies, Inc. (Machinery—Diversified)	1,430	38,210
Applied Signal Technology, Inc. (Telecommunications)	455	6,661
Arch Chemicals, Inc. (Chemicals)	975	31,297
Arctic Cat, Inc. (Leisure Time)	455	4,050
Arkansas Best Corp. (Transportation)	975	36,211
ArQule, Inc.* (Biotechnology)	845	3,203
Arris Group, Inc.* (Telecommunications)	5,265	50,386
ArthroCare Corp.* (Healthcare—Products)	455	9,619
Astec Industries, Inc.* (Machinery—Construction & Mining)	455	14,524
ATC Technology Corp.* (Auto Parts & Equipment)	455	11,430
ATMI, Inc.* (Semiconductors)	780	17,573
Atmos Energy Corp. (Gas)	3,445	91,189
Atwood Oceanics, Inc.* (Oil & Gas)	1,040	47,746
Audiovox Corp.—Class A* (Telecommunications)	715	6,528
Avid Technology, Inc.* (Software)	585	12,934
Avista Corp. (Electric)	2,015	45,579
Axcelis Technologies, Inc.* (Semiconductors)	3,900	19,578
Baldor Electric Co. (Hand/Machine Tools)	1,170	39,838
Bank Mutual Corp. (Banks)	1,885	22,054
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	1,625	2,210
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,755	39,645
Bassett Furniture Industries, Inc. (Home Furnishings)	455	5,410
Bel Fuse, Inc.—Class B (Electronics)	195	5,530
Belden, Inc. (Electrical Components & Equipment)	1,755	64,795
Benchmark Electronics, Inc.* (Electronics)	2,730	39,967
Big 5 Sporting Goods Corp. (Retail)	845	6,752
Biolase Technology, Inc.* (Healthcare—Products)	390	1,147

Common Stocks, continued
	Shares	Value
BioMed Realty Trust, Inc. (REIT)	2,535	$65,403
Black Box Corp. (Telecommunications)	650	19,305
Blue Coat Systems, Inc.* (Internet)	845	12,278
Blue Nile, Inc.* (Internet)	260	10,015
Boston Private Financial Holdings, Inc. (Banks)	715	5,598
Bowne & Co., Inc. (Commercial Services)	650	8,405
Brady Corp.—Class A (Electronics)	910	33,370
Briggs & Stratton Corp. (Machinery—Diversified)	1,885	25,523
Bristow Group, Inc.* (Transportation)	390	17,546
Brookline Bancorp, Inc. (Savings & Loans)	2,275	22,181
Brooks Automation, Inc.* (Semiconductors)	2,535	19,798
Brown Shoe Co., Inc. (Retail)	1,690	27,277
Brunswick Corp. (Leisure Time)	3,835	49,471
Buckeye Technologies, Inc.* (Forest Products & Paper)	1,495	14,576
Buffalo Wild Wings, Inc.* (Retail)	325	10,702
Building Materials Holding Corp. (Distribution/Wholesale)	1,105	2,055
C&D Technologies, Inc.* (Electrical Components & Equipment)	975	7,829
Cabela’s, Inc.* (Retail)	1,495	17,372
Cabot Microelectronics Corp.* (Chemicals)	390	15,226
California Pizza Kitchen, Inc.* (Retail)	390	5,090
Cambrex Corp.* (Biotechnology)	1,105	8,409
Captaris, Inc.* (Software)	1,040	3,494
Cascade Bancorp (Banks)	390	2,913
Cascade Corp. (Machinery—Diversified)	195	8,557
Casey’s General Stores, Inc. (Retail)	1,040	25,584
Cash America International, Inc. (Retail)	520	21,923
Catapult Communications Corp.* (Computers)	130	962
CBRL Group, Inc. (Retail)	325	7,855
CDI Corp. (Commercial Services)	520	10,702
Centene Corp.* (Healthcare—Services)	975	21,752
Central Garden & Pet Co.—Class A* (Household Products/Wares)	2,730	11,411
Central Pacific Financial Corp. (Banks)	1,170	12,952
Central Vermont Public Service Corp. (Electric)	390	8,596
Century Aluminum Co.* (Mining)	845	50,210
CH Energy Group, Inc. (Electric)	520	18,850
Champion Enterprises, Inc.* (Home Builders)	2,990	11,811
Charlotte Russe Holding, Inc.* (Retail)	390	5,054
Checkpoint Systems, Inc.* (Electronics)	975	20,543
Chemed Corp. (Commercial Services)	390	16,692
Ciber, Inc.* (Computers)	2,080	14,706
CKE Restaurants, Inc. (Retail)	2,080	25,522
Clarcor, Inc. (Miscellaneous Manufacturing)	910	35,053
Cleco Corp. (Electric)	2,275	57,171
Cognex Corp. (Machinery—Diversified)	1,690	31,856
Cohu, Inc. (Semiconductors)	910	14,487
Colonial Properties Trust (REIT)	1,820	36,327
Columbia Banking System, Inc. (Banks)	715	10,804
Community Bank System, Inc. (Banks)	1,170	27,612
CONMED Corp.* (Healthcare—Products)	715	21,729
Consolidated Graphics, Inc.* (Commercial Services)	260	8,710
Corus Bankshares, Inc. (Banks)	1,235	4,829
CPI Corp. (Commercial Services)	195	2,685
Cross Country Healthcare, Inc.* (Commercial Services)	1,235	19,698
CryoLife, Inc.* (Biotechnology)	715	9,717
CSG Systems International, Inc.* (Software)	845	14,990

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
CTS Corp. (Electronics)	1,365	$17,554
Cubic Corp. (Electronics)	260	6,947
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	585	13,256
Cyberonics, Inc.* (Healthcare—Products)	455	12,567
CyberSource Corp.* (Internet)	1,235	21,921
Cymer, Inc.* (Electronics)	715	18,940
Darling International, Inc.* (Environmental Control)	1,820	29,448
Datascope Corp. (Healthcare—Products)	520	24,274
Delphi Financial Group, Inc.—Class A (Insurance)	520	12,974
DiamondRock Hospitality Co. (REIT)	3,640	33,561
Digi International, Inc.* (Software)	520	5,262
Dime Community Bancshares, Inc. (Savings & Loans)	975	16,312
DineEquity, Inc. (Retail)	325	7,508
Ditech Networks, Inc.* (Telecommunications)	975	1,931
Downey Financial Corp. (Savings & Loans)	715	1,509
DSP Group, Inc.* (Semiconductors)	650	4,589
E.W. Scripps Co. (Media)	780	5,398
East West Bancorp, Inc. (Banks)	910	10,838
EastGroup Properties, Inc. (REIT)	910	42,224
Eclipsys Corp.* (Software)	1,235	27,232
El Paso Electric Co.* (Electric)	1,105	22,829
Electro Scientific Industries, Inc.* (Electronics)	1,040	16,266
EMCOR Group, Inc.* (Engineering & Construction)	2,470	74,396
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	390	14,044
Entertainment Properties Trust (REIT)	1,105	59,272
Enzo Biochem, Inc.* (Biotechnology)	780	11,084
Essex Property Trust, Inc. (REIT)	975	118,316
Esterline Technologies Corp.* (Aerospace/Defense)	650	31,707
Ethan Allen Interiors, Inc. (Home Furnishings)	1,170	29,367
Exar Corp.* (Semiconductors)	1,885	14,515
Extra Space Storage, Inc. (REIT)	1,560	22,105
FairPoint Communications, Inc. (Telecommunications)	1,040	7,218
FEI Co.* (Electronics)	1,365	34,466
Financial Federal Corp. (Diversified Financial Services)	975	22,474
First BanCorp (Banks)	2,925	25,594
First Commonwealth Financial Corp. (Banks)	2,470	28,158
First Financial Bancorp (Banks)	1,170	13,221
First Financial Bankshares, Inc. (Banks)	520	23,863
First Midwest Bancorp, Inc. (Banks)	1,885	38,699
FirstFed Financial Corp.* (Savings & Loans)	520	4,160
Flagstar Bancorp, Inc. (Savings & Loans)	1,430	6,349
Fleetwood Enterprises, Inc.* (Home Builders)	2,470	6,990
Flowers Foods, Inc. (Food)	845	25,409
Forestar Real Estate Group, Inc.* (Real Estate)	715	12,927
Fred’s, Inc. (Retail)	1,560	20,062
Frontier Financial Corp. (Banks)	1,625	18,769
Fuller (H.B.) Co. (Chemicals)	1,885	47,125
G & K Services, Inc. (Textiles)	780	26,551
Gardner Denver, Inc.* (Machinery—Diversified)	780	35,568
GenCorp, Inc.* (Aerospace/Defense)	1,560	13,073
General Communication, Inc.—Class A* (Telecommunications)	650	5,831
Genesco, Inc. (Retail)	325	9,555
Gentiva Health Services, Inc.* (Healthcare—Services)	1,040	26,562

Common Stocks, continued
	Shares	Value
Georgia Gulf Corp. (Chemicals)	1,300	$3,770
Gerber Scientific, Inc.* (Machinery—Diversified)	910	10,802
Gevity HR, Inc. (Commercial Services)	910	6,780
Gibraltar Industries, Inc. (Iron/Steel)	1,170	18,498
Glacier Bancorp, Inc. (Banks)	1,105	23,945
Greatbatch, Inc.* (Electrical Components & Equipment)	390	7,979
Griffon Corp.* (Miscellaneous Manufacturing)	1,040	10,452
Group 1 Automotive, Inc. (Retail)	845	16,604
Guaranty Financial Group, Inc.* (Savings & Loans)	1,365	4,518
Gulf Island Fabrication, Inc. (Oil & Gas Services)	195	8,648
Hancock Holding Co. (Banks)	585	26,261
Hanmi Financial Corp. (Banks)	1,495	7,924
Harmonic, Inc.* (Telecommunications)	3,575	27,849
Haverty Furniture Cos., Inc. (Retail)	845	9,650
Healthcare Services Group, Inc. (Commercial Services)	780	12,956
HealthSpring, Inc.* (Healthcare—Services)	1,170	22,756
Heidrick & Struggles International, Inc. (Commercial Services)	650	18,434
Hilb, Rogal, and Hobbs Co. (Insurance)	520	22,542
Hillenbrand, Inc. (Commercial Services)	975	22,571
HMS Holdings Corp.* (Commercial Services)	325	8,086
Home Properties, Inc. (REIT)	1,235	67,950
Hot Topic, Inc.* (Retail)	715	4,497
Hub Group, Inc.—Class A* (Transportation)	780	30,311
Hutchinson Technology, Inc.* (Computers)	455	6,752
Iconix Brand Group, Inc.* (Apparel)	1,560	18,720
II-VI, Inc.* (Electronics)	195	7,500
Independent Bank Corp. (Banks)	780	3,955
Informatica Corp.* (Software)	2,015	32,623
Inland Real Estate Corp. (REIT)	2,210	33,039
Insight Enterprises, Inc.* (Retail)	1,885	24,053
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,040	17,982
Interface, Inc.—Class A (Office Furnishings)	1,430	16,945
Invacare Corp. (Healthcare—Products)	1,235	29,060
Investment Technology Group, Inc.* (Diversified Financial Services)	650	19,331
ION Geophysical Corp.* (Oil & Gas Services)	2,080	33,218
Irwin Financial Corp. (Banks)	715	2,939
Itron, Inc.* (Electronics)	455	42,010
J & J Snack Foods Corp. (Food)	260	8,234
Jack in the Box, Inc.* (Retail)	845	18,235
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	520	11,430
JDA Software Group, Inc.* (Software)	650	11,096
Jo-Ann Stores, Inc.* (Retail)	975	21,421
John Bean Technologies Corp.*(a) (Miscellaneous Manufacturing)	650	9,425
Kaman Corp. (Aerospace/Defense)	975	24,453
Kaydon Corp. (Metal Fabricate/Hardware)	585	27,741
Keithley Instruments, Inc. (Electronics)	520	4,888
Kilroy Realty Corp. (REIT)	1,235	56,575
Kirby Corp.* (Transportation)	845	40,323
Kite Realty Group Trust (REIT)	1,105	13,724
Kopin Corp.* (Semiconductors)	1,690	5,459
Kulicke & Soffa Industries, Inc.* (Semiconductors)	2,015	12,815
La-Z-Boy, Inc. (Home Furnishings)	1,950	14,391
LaBranche & Co., Inc.* (Diversified Financial Services)	2,080	14,373
Laclede Group, Inc. (Gas)	845	35,836

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Lance, Inc. (Food)	1,170	$21,528
LandAmerica Financial Group, Inc. (Insurance)	585	6,722
Landry’s Restaurants, Inc. (Retail)	455	6,629
LaSalle Hotel Properties (REIT)	910	20,666
Lawson Products, Inc. (Metal Fabricate/Hardware)	130	3,812
Lennox International, Inc. (Building Materials)	2,340	83,538
Lexington Corporate Properties Trust (REIT)	2,340	33,696
Libbey, Inc. (Housewares)	585	5,306
Lindsay Manufacturing Co. (Machinery—Diversified)	195	17,993
Lithia Motors, Inc.—Class A (Retail)	585	2,720
Littelfuse, Inc.* (Electrical Components & Equipment)	455	14,542
Live Nation, Inc.* (Commercial Services)	2,795	35,273
Longs Drug Stores Corp. (Retail)	1,235	57,736
LTC Properties, Inc. (REIT)	780	22,799
Lufkin Industries, Inc. (Oil & Gas Services)	260	23,192
Lydall, Inc.* (Miscellaneous Manufacturing)	650	10,114
M/I Schottenstein Homes, Inc. (Home Builders)	455	8,622
Magellan Health Services, Inc.* (Healthcare—Services)	715	29,851
MagneTek, Inc.* (Electrical Components & Equipment)	780	3,627
Maidenform Brands, Inc.* (Apparel)	715	10,947
Manhattan Associates, Inc.* (Computers)	390	9,571
ManTech International Corp.—Class A* (Software)	325	18,148
Marcus Corp. (Lodging)	845	13,444
MarineMax, Inc.* (Retail)	715	4,705
Material Sciences Corp.* (Iron/Steel)	455	3,444
Matrix Service Co.* (Oil & Gas Services)	585	13,203
MAXIMUS, Inc. (Commercial Services)	390	14,473
MedCath Corp.* (Healthcare—Services)	520	9,708
Medical Properties Trust, Inc. (REIT)	2,470	27,392
Mentor Corp. (Healthcare—Products)	585	14,514
Mercury Computer Systems, Inc.* (Computers)	520	3,973
Meridian Bioscience, Inc. (Healthcare—Products)	585	15,216
Methode Electronics, Inc. (Electronics)	1,430	16,002
Micrel, Inc. (Semiconductors)	2,080	19,802
Microsemi Corp.* (Semiconductors)	1,560	40,498
Mid-America Apartment Communities, Inc. (REIT)	975	56,033
Midas, Inc.* (Commercial Services)	390	5,604
MKS Instruments, Inc.* (Semiconductors)	1,755	36,153
Mobile Mini, Inc.* (Storage/Warehousing)	585	11,688
Monaco Coach Corp. (Home Builders)	1,170	2,621
Moog, Inc.—Class A* (Aerospace/Defense)	780	34,671
Movado Group, Inc. (Retail)	455	9,783
MTS Systems Corp. (Computers)	325	13,614
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,430	36,708
Multimedia Games, Inc.* (Leisure Time)	455	2,348
Myers Industries, Inc. (Miscellaneous Manufacturing)	520	5,824
Nash Finch Co. (Food)	520	20,524
NATCO Group, Inc.—Class A* (Oil & Gas Services)	325	15,486
National Financial Partners (Diversified Financial Services)	390	8,132
National Penn Bancshares, Inc. (Banks)	3,055	41,029
National Presto Industries, Inc. (Housewares)	195	13,939
National Retail Properties, Inc. (REIT)	2,730	57,712
Natus Medical, Inc.* (Healthcare—Products)	520	12,069

Common Stocks, continued
	Shares	Value
NCI Building Systems, Inc.* (Building Materials)	780	$29,219
Neenah Paper, Inc. (Forest Products & Paper)	585	10,928
Network Equipment Technologies, Inc.* (Telecommunications)	715	2,088
New Jersey Resources Corp. (Gas)	1,560	53,180
Newport Corp.* (Electronics)	1,430	15,001
Northwest Natural Gas Co. (Gas)	1,040	47,060
Novatel Wireless, Inc.* (Telecommunications)	1,235	11,547
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	455	5,651
O’Charley’s, Inc. (Retail)	845	9,506
Odyssey Healthcare, Inc.* (Healthcare—Services)	715	6,735
OfficeMax, Inc. (Retail)	3,185	40,641
Old Dominion Freight Line, Inc.* (Transportation)	455	16,699
Old National Bancorp (Banks)	2,535	38,481
Olympic Steel, Inc. (Iron/Steel)	130	6,611
OM Group, Inc.* (Chemicals)	1,170	39,312
Omnicell, Inc.* (Software)	780	12,675
Omnova Solutions, Inc.* (Chemicals)	1,625	4,371
On Assignment, Inc.* (Commercial Services)	1,365	11,643
Osteotech, Inc.* (Healthcare—Products)	650	3,744
Owens & Minor, Inc. (Distribution/Wholesale)	1,560	71,635
Oxford Industries, Inc. (Apparel)	585	12,308
PAREXEL International Corp.* (Commercial Services)	1,300	37,999
Park Electrochemical Corp. (Electronics)	780	19,765
Parkway Properties, Inc. (REIT)	585	20,645
PC-Tel, Inc. (Internet)	845	8,813
Peet’s Coffee & Tea, Inc.* (Beverages)	260	5,067
Penford Corp. (Chemicals)	455	6,516
Pennsylvania REIT (REIT)	1,430	26,341
Perficient, Inc.* (Internet)	585	5,891
Pericom Semiconductor Corp.* (Semiconductors)	650	9,269
Perry Ellis International, Inc.* (Apparel)	260	5,655
PetroQuest Energy, Inc.* (Oil & Gas)	455	9,496
Phase Forward, Inc.* (Software)	1,040	19,136
Phoenix Technologies, Ltd.* (Software)	650	7,846
Photon Dynamics, Inc.* (Electronics)	650	9,685
Photronics, Inc.* (Semiconductors)	1,625	6,906
Piedmont Natural Gas Co., Inc. (Gas)	2,860	76,591
Pinnacle Entertainment, Inc.* (Entertainment)	2,275	25,707
Pioneer Drilling Co.* (Oil & Gas)	910	14,460
Piper Jaffray* (Diversified Financial Services)	650	23,075
Plexus Corp.* (Electronics)	1,170	33,345
PolyOne Corp.* (Chemicals)	3,575	26,812
Presidential Life Corp. (Insurance)	845	13,554
ProAssurance Corp.* (Insurance)	455	22,268
Progress Software Corp.* (Software)	650	19,129
Prosperity Bancshares, Inc. (Banks)	780	25,038
Provident Bankshares Corp. (Banks)	1,235	11,239
PS Business Parks, Inc. (REIT)	585	30,771
PSS World Medical, Inc.* (Healthcare—Products)	845	14,162
Quaker Chemical Corp. (Chemicals)	390	11,653
Quanex Building Products Corp. (Building Materials)	780	12,012
Quiksilver, Inc.* (Apparel)	1,430	10,968
Radiant Systems, Inc.* (Computers)	650	7,417
Radio One, Inc.—Class D* (Media)	1,430	1,416
RadiSys Corp.* (Computers)	520	6,022
Ralcorp Holdings, Inc.* (Food)	325	17,537
RC2 Corp.* (Toys/Games/Hobbies)	260	5,970
Red Robin Gourmet Burgers, Inc.* (Retail)	260	6,456

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Regal-Beloit Corp. (Hand/Machine Tools)	1,235	$51,561
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,300	28,457
RehabCare Group, Inc.* (Healthcare—Services)	650	10,764
Res-Care, Inc.* (Healthcare—Services)	975	17,901
Rewards Network, Inc.* (Commercial Services)	455	2,261
RLI Corp. (Insurance)	325	17,751
Robbins & Myers, Inc. (Machinery—Diversified)	910	46,201
Rock-Tenn Co.—Class A (Forest Products & Paper)	1,300	46,215
Rogers Corp.* (Electronics)	325	13,426
RTI International Metals, Inc.* (Mining)	455	12,403
Ruby Tuesday, Inc.* (Retail)	2,145	14,758
Rudolph Technologies, Inc.* (Semiconductors)	1,105	9,647
Russ Berrie and Co., Inc.* (Household Products/Wares)	650	6,312
Ruth’s Hospitality Group, Inc.* (Retail)	390	1,860
Safety Insurance Group, Inc. (Insurance)	650	27,605
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	780	6,224
Sanderson Farms, Inc. (Food)	260	10,332
Savient Pharmaceuticals, Inc.* (Biotechnology)	910	24,188
School Specialty, Inc.* (Retail)	650	21,651
Schulman (A.), Inc. (Chemicals)	1,040	24,159
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	585	10,887
SEACOR SMIT, Inc.* (Oil & Gas Services)	390	32,631
Selective Insurance Group, Inc. (Insurance)	2,015	43,524
Senior Housing Properties Trust (REIT)	4,290	90,304
SI International, Inc.* (Computers)	195	3,565
Signature Bank* (Banks)	520	15,304
Skechers U.S.A., Inc.—Class A* (Apparel)	780	14,742
Skyline Corp. (Home Builders)	260	6,778
SkyWest, Inc. (Airlines)	975	14,840
Skyworks Solutions, Inc.* (Semiconductors)	4,420	41,813
Smith Corp. (Miscellaneous Manufacturing)	845	33,546
Sonic Automotive, Inc. (Retail)	1,170	11,782
South Financial Group, Inc. (Banks)	2,795	16,854
South Jersey Industries, Inc. (Gas)	1,105	41,216
Southern Union Co. (Gas)	4,745	123,939
Southwest Gas Corp. (Gas)	1,625	46,962
Sovran Self Storage, Inc. (REIT)	845	35,329
Spartan Motors, Inc. (Auto Parts & Equipment)	780	4,228
Spartan Stores, Inc. (Food)	845	20,103
Spectrum Brands, Inc.* (Household Products/Wares)	1,560	3,931
Spherion Corp.* (Commercial Services)	2,145	10,489
Standard Microsystems Corp.* (Semiconductors)	520	13,790
Standard Motor Products, Inc. (Auto Parts & Equipment)	455	4,272
Standex International Corp. (Miscellaneous Manufacturing)	455	9,960
StarTek, Inc.* (Commercial Services)	455	4,104
Stein Mart, Inc. (Retail)	975	4,358
Sterling Bancorp (Banks)	715	10,039
Sterling Bancshares, Inc. (Banks)	2,795	27,167
Sterling Financial Corp. (Savings & Loans)	1,950	14,586
Stewart Information Services Corp. (Insurance)	715	12,484
Stone Energy Corp.* (Oil & Gas)	650	33,163
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	585	3,539

Common Stocks, continued
	Shares	Value
Superior Industries International, Inc. (Auto Parts & Equipment)	910	$15,370
Supertex, Inc.* (Semiconductors)	260	7,803
Susquehanna Bancshares, Inc. (Banks)	3,250	46,540
Swift Energy Co.* (Oil & Gas)	390	19,820
SWS Group, Inc. (Diversified Financial Services)	845	15,987
Sykes Enterprises, Inc.* (Computers)	780	13,775
Symmetricom, Inc.* (Telecommunications)	1,755	8,477
Symmetry Medical, Inc.* (Healthcare—Products)	455	7,603
Synaptics, Inc.* (Computers)	455	21,940
SYNNEX Corp.* (Software)	650	15,184
Take-Two Interactive Software, Inc.* (Software)	1,300	29,640
Tanger Factory Outlet Centers, Inc. (REIT)	1,170	43,688
Technitrol, Inc. (Electronics)	1,560	21,871
Tetra Tech, Inc.* (Environmental Control)	1,365	39,216
TETRA Technologies, Inc.* (Oil & Gas Services)	910	17,226
Texas Industries, Inc. (Building Materials)	650	33,605
Texas Roadhouse, Inc.—Class A* (Retail)	845	7,842
The Andersons, Inc. (Agriculture)	390	17,725
The Cato Corp.—Class A (Retail)	1,170	20,931
The Children’s Place Retail Stores, Inc.* (Retail)	260	9,893
The Finish Line, Inc.—Class A* (Retail)	1,885	20,452
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	910	14,478
The Hain Celestial Group, Inc.* (Food)	780	20,389
The Knot, Inc.* (Internet)	455	3,986
The Men’s Wearhouse, Inc. (Retail)	910	18,118
The Nautilus Group, Inc. (Leisure Time)	1,235	6,027
The Navigators Group, Inc.* (Insurance)	260	12,366
The Pep Boys—Manny, Moe & Jack (Retail)	1,560	11,513
The Standard Register Co. (Household Products/Wares)	455	4,018
The Steak n Shake Co.* (Retail)	1,105	7,613
Theragenics Corp.* (Pharmaceuticals)	1,300	4,706
THQ, Inc.* (Software)	1,170	17,761
Tollgrade Communications, Inc.* (Telecommunications)	520	2,704
Tower Group, Inc. (Insurance)	390	8,884
Tredegar Corp. (Miscellaneous Manufacturing)	910	14,906
TreeHouse Foods, Inc.* (Food)	1,170	31,707
Triarc Cos., Inc. (Retail)	2,405	13,420
TriQuint Semiconductor, Inc.* (Semiconductors)	5,720	32,204
Triumph Group, Inc. (Aerospace/Defense)	390	20,654
Tronox, Inc.—Class B (Chemicals)	1,560	2,184
TrueBlue, Inc.* (Commercial Services)	780	11,778
TrustCo Bank Corp. NY (Banks)	2,860	24,968
TTM Technologies, Inc.* (Electronics)	845	9,506
Tuesday Morning Corp.* (Retail)	1,170	4,493
Tween Brands, Inc.* (Retail)	455	6,265
UGI Corp. (Gas)	4,095	110,811
UIL Holdings Corp. (Electric)	975	30,498
Ultratech Stepper, Inc.* (Semiconductors)	910	13,413
UMB Financial Corp. (Banks)	1,040	57,273
Umpqua Holdings Corp. (Banks)	2,275	30,894
UniFirst Corp. (Textiles)	520	23,280
Unisource Energy Corp. (Electric)	1,365	41,701
United Bankshares, Inc. (Banks)	1,495	37,659
United Community Banks, Inc. (Banks)	1,560	16,614
United Fire & Casualty Co. (Insurance)	845	22,959
United Stationers, Inc.* (Distribution/Wholesale)	975	37,372
Universal Electronics, Inc.* (Home Furnishings)	260	5,907

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Universal Forest Products, Inc. (Building Materials)	715	$19,305
Valmont Industries, Inc. (Metal Fabricate/Hardware)	325	34,746
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,690	49,382
Veeco Instruments, Inc.* (Semiconductors)	1,235	20,106
Viad Corp. (Commercial Services)	780	23,774
Vicor Corp. (Electrical Components & Equipment)	520	5,668
ViroPharma, Inc.* (Pharmaceuticals)	1,365	16,803
Vital Signs, Inc. (Healthcare—Products)	130	9,510
Volt Information Sciences, Inc.* (Commercial Services)	520	7,212
W-H Energy Services, Inc.* (Oil & Gas Services)	390	35,697
Wabash National Corp. (Auto Manufacturers)	1,170	10,881
Watsco, Inc. (Distribution/Wholesale)	975	48,623
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	585	33,895
Watts Water Technologies, Inc.—Class A (Electronics)	1,235	36,482
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,950	17,277
WD-40 Co. (Household Products/Wares)	325	11,105
West Pharmaceutical Services, Inc. (Healthcare—Products)	650	29,848
Whitney Holding Corp. (Banks)	2,470	50,783
Winnebago Industries, Inc. (Home Builders)	390	4,976
Wintrust Financial Corp. (Banks)	455	9,396
Wolverine World Wide, Inc. (Apparel)	780	20,849
Woodward Governor Co. (Electronics)	1,170	52,650
World Fuel Services Corp. (Retail)	455	10,966
Zale Corp.* (Retail)	1,690	37,383
Zep, Inc. (Chemicals)	390	6,657
Zoll Medical Corp.* (Healthcare—Products)	390	12,285

TOTAL COMMON STOCKS (Cost $8,211,108)		9,452,275

TOTAL INVESTMENT SECURITIES (Cost $8,211,108)—101.3%		9,452,275
Net other assets (liabilities)—(1.3)%		(117,183)

NET ASSETS—100.0%		$9,335,092

*	Non-income producing security
(a)	Represents a security purchased on a when-issued basis.
(^)	All or a portion of this security is designated on the Small-Cap Value ProFund’s records as collateral for when-issued securities.

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Aerospace/Defense	1.3%
Agriculture	0.4%
Airlines	0.2%
Apparel	1.0%
Auto Manufacturers	0.1%

Auto Parts & Equipment	0.3%
Banks	8.2%
Beverages	0.1%
Biotechnology	0.9%
Building Materials	2.1%
Chemicals	2.3%
Commercial Services	4.5%
Computers	1.1%
Distribution/Wholesale	1.7%
Diversified Financial Services	1.1%
Electric	2.7%
Electrical Components & Equipment	1.4%
Electronics	5.7%
Engineering & Construction	1.0%
Entertainment	0.3%
Environmental Control	0.7%
Food	2.0%
Forest Products & Paper	1.1%
Gas	6.7%
Hand/Machine Tools	1.0%
Healthcare—Products	2.3%
Healthcare—Services	1.9%
Home Builders	0.5%
Home Furnishings	0.7%
Household Products/Wares	0.3%
Housewares	0.3%
Insurance	2.2%
Internet	0.6%
Iron/Steel	0.3%
Leisure Time	0.6%
Lodging	0.1%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	2.5%
Media	0.1%
Metal Fabricate/Hardware	1.2%
Mining	0.7%
Miscellaneous Manufacturing	2.8%
Office Furnishings	0.2%
Oil & Gas	1.4%
Oil & Gas Services	2.1%
Pharmaceuticals	1.0%
REIT	11.2%
Real Estate	0.1%
Retail	6.9%
Savings & Loans	0.8%
Semiconductors	4.4%
Software	2.9%
Storage/Warehousing	0.1%
Telecommunications	2.3%
Textiles	0.7%
Toys/Games/Hobbies	0.2%
Transportation	1.5%
Water	0.3%
Other**	(1.3)%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (100.0%)
	Shares	Value
A.H. Belo Corp.—Class A (Media)	586	$3,164
AAR Corp.* (Aerospace/Defense)	4,395	75,550
Aaron Rents, Inc. (Commercial Services)	4,102	112,682
Abaxis, Inc.* (Healthcare—Products)	2,637	52,450
Air Methods Corp.* (Healthcare—Services)	1,172	33,601
Albany International Corp.—Class A (Machinery—Diversified)	1,172	33,636
Allscripts Healthcare Solutions, Inc.* (Software)	2,930	35,307
AMCOL International Corp. (Mining)	1,758	56,115
Amedisys, Inc.* (Healthcare—Services)	3,223	206,659
American Medical Systems Holdings, Inc.* (Healthcare—Products)	8,497	139,946
AMERIGROUP Corp.* (Healthcare—Services)	2,051	52,095
AMN Healthcare Services, Inc.* (Commercial Services)	3,516	66,452
AmSurg Corp.* (Healthcare—Services)	3,809	102,081
Analogic Corp. (Electronics)	586	42,883
Anixter International, Inc.* (Telecommunications)	1,465	99,664
Arbitron, Inc. (Commercial Services)	3,223	151,481
ArQule, Inc.* (Biotechnology)	1,465	5,552
ArthroCare Corp.* (Healthcare—Products)	1,758	37,164
Astec Industries, Inc.* (Machinery—Construction & Mining)	879	28,058
ATC Technology Corp.* (Auto Parts & Equipment)	879	22,080
ATMI, Inc.* (Semiconductors)	1,465	33,006
Atwood Oceanics, Inc.* (Oil & Gas)	2,930	134,516
Avid Technology, Inc.* (Software)	2,344	51,826
Balchem Corp. (Chemicals)	1,758	44,390
Baldor Electric Co. (Hand/Machine Tools)	1,758	59,860
Bankrate, Inc.* (Commercial Services)	1,465	46,074
Basic Energy Services, Inc.* (Oil & Gas Services)	2,637	70,988
Bel Fuse, Inc.—Class B (Electronics)	586	16,619
Biolase Technology, Inc.* (Healthcare—Products)	1,758	5,169
Blackbaud, Inc. (Software)	5,274	94,194
Blue Coat Systems, Inc.* (Internet)	2,051	29,801
Blue Nile, Inc.* (Internet)	879	33,859
Boston Beer Co., Inc.—Class A* (Beverages)	1,172	53,080
Boston Private Financial Holdings, Inc. (Banks)	2,344	18,354
Bowne & Co., Inc. (Commercial Services)	1,172	15,154
Brady Corp.—Class A (Electronics)	3,516	128,932
Brightpoint, Inc.* (Distribution/Wholesale)	6,153	42,394
Bristow Group, Inc.* (Transportation)	1,465	65,910
Brush Engineered Materials, Inc.* (Mining)	2,344	56,092
Buffalo Wild Wings, Inc.* (Retail)	586	19,297
Cabot Microelectronics Corp.* (Chemicals)	1,758	68,632
CACI International, Inc.—Class A* (Computers)	3,516	158,079
California Pizza Kitchen, Inc.* (Retail)	2,051	26,766
CARBO Ceramics, Inc. (Oil & Gas Services)	2,344	128,264
Cascade Bancorp (Banks)	2,051	15,321
Cascade Corp. (Machinery—Diversified)	586	25,714
Casey’s General Stores, Inc. (Retail)	2,637	64,870
Cash America International, Inc. (Retail)	1,758	74,117
Catapult Communications Corp.* (Computers)	586	4,336
CBRL Group, Inc. (Retail)	1,465	35,409
CEC Entertainment, Inc.* (Retail)	3,516	122,568
Centene Corp.* (Healthcare—Services)	2,051	45,758
Century Aluminum Co.* (Mining)	1,465	87,050
Ceradyne, Inc.* (Miscellaneous Manufacturing)	3,223	149,386
Charlotte Russe Holding, Inc.* (Retail)	1,758	22,784
Chattem, Inc.* (Cosmetics/Personal Care)	2,344	151,118
Checkpoint Systems, Inc.* (Electronics)	1,758	37,041

Common Stocks, continued
	Shares	Value
Chemed Corp. (Commercial Services)	1,758	$75,242
Christopher & Banks Corp. (Retail)	4,102	35,687
Clarcor, Inc. (Miscellaneous Manufacturing)	3,223	124,150
Coinstar, Inc.* (Commercial Services)	3,223	111,161
Comtech Telecommunications Corp.* (Telecommunications)	2,930	143,951
Concur Technologies, Inc.* (Software)	4,981	205,317
CONMED Corp.* (Healthcare—Products)	1,172	35,617
Consolidated Graphics, Inc.* (Commercial Services)	586	19,631
Cooper Cos., Inc. (Healthcare—Products)	5,274	177,734
Crocs, Inc.* (Apparel)	9,669	42,930
CryoLife, Inc.* (Biotechnology)	879	11,946
CSG Systems International, Inc.* (Software)	1,465	25,989
Cubic Corp. (Electronics)	1,172	31,316
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	4,688	106,230
Curtiss-Wright Corp. (Aerospace/Defense)	5,274	277,623
Cyberonics, Inc.* (Healthcare—Products)	1,172	32,371
CyberSource Corp.* (Internet)	4,395	78,011
Cymer, Inc.* (Electronics)	1,465	38,808
Daktronics, Inc. (Electronics)	4,102	73,221
Darling International, Inc.* (Environmental Control)	3,516	56,889
DealerTrack Holdings, Inc.* (Internet)	3,516	54,779
Deckers Outdoor Corp.* (Apparel)	1,465	165,560
Delphi Financial Group, Inc.—Class A (Insurance)	3,516	87,724
Deltic Timber Corp. (Forest Products & Paper)	1,172	71,082
Digi International, Inc.* (Software)	1,465	14,826
DineEquity, Inc. (Retail)	586	13,537
Diodes, Inc.* (Semiconductors)	3,809	98,920
Dionex Corp.* (Electronics)	2,344	162,955
Dress Barn, Inc.* (Retail)	5,274	85,070
Drew Industries, Inc.* (Building Materials)	2,051	30,355
Drill-Quip, Inc.* (Oil & Gas Services)	3,223	174,493
DSP Group, Inc.* (Semiconductors)	1,758	12,411
E.W. Scripps Co. (Media)	879	6,083
East West Bancorp, Inc. (Banks)	4,688	55,834
Eclipsys Corp.* (Software)	2,051	45,225
El Paso Electric Co.* (Electric)	2,051	42,374
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,465	52,755
Enzo Biochem, Inc.* (Biotechnology)	1,172	16,654
Epicor Software Corp.* (Software)	7,032	47,536
EPIQ Systems, Inc.* (Software)	3,809	44,489
Esterline Technologies Corp.* (Aerospace/Defense)	1,465	71,463
Extra Space Storage, Inc. (REIT)	3,223	45,670
FactSet Research Systems, Inc. (Computers)	4,981	287,254
FairPoint Communications, Inc. (Telecommunications)	7,325	50,836
FARO Technologies, Inc.* (Electronics)	2,051	48,609
First Cash Financial Services, Inc.* (Retail)	3,516	67,050
First Financial Bankshares, Inc. (Banks)	586	26,892
Flowers Foods, Inc. (Food)	6,446	193,831
Forestar Real Estate Group, Inc.* (Real Estate)	2,051	37,082
Forward Air Corp. (Transportation)	3,516	128,650
Fossil, Inc.* (Household Products/Wares)	5,567	149,084
Gardner Denver, Inc.* (Machinery—Diversified)	3,809	173,690
GenCorp, Inc.* (Aerospace/Defense)	1,758	14,732
General Communication, Inc.—Class A* (Telecommunications)	3,516	31,539

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Genesco, Inc. (Retail)	1,758	$51,685
Glacier Bancorp, Inc. (Banks)	2,930	63,493
Greatbatch, Inc.* (Electrical Components & Equipment)	1,465	29,974
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,051	74,554
Greenhill & Co., Inc. (Diversified Financial Services)	2,051	125,993
Gulf Island Fabrication, Inc. (Oil & Gas Services)	586	25,989
Haemonetics Corp.* (Healthcare—Products)	2,930	170,116
Hancock Holding Co. (Banks)	1,172	52,611
Headwaters, Inc.* (Energy—Alternate Sources)	4,981	65,301
Healthcare Services Group, Inc. (Commercial Services)	2,637	43,801
HealthExtras, Inc.* (Pharmaceuticals)	4,395	131,894
HealthSpring, Inc.* (Healthcare—Services)	2,051	39,892
Healthways, Inc.* (Healthcare—Services)	4,102	104,232
Heartland Express, Inc. (Transportation)	6,739	114,833
Hibbett Sports, Inc.* (Retail)	3,809	80,179
Hilb, Rogal, and Hobbs Co. (Insurance)	2,930	127,015
Hillenbrand, Inc. (Commercial Services)	4,395	101,744
HMS Holdings Corp.* (Commercial Services)	1,465	36,449
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,637	117,557
Hot Topic, Inc.* (Retail)	2,930	18,430
Hub Group, Inc.—Class A* (Transportation)	2,051	79,702
Hutchinson Technology, Inc.* (Computers)	1,758	26,089
Iconix Brand Group, Inc.* (Apparel)	1,758	21,096
ICU Medical, Inc.* (Healthcare—Products)	1,465	41,650
II-VI, Inc.* (Electronics)	2,051	78,881
Immucor, Inc.* (Healthcare—Products)	8,204	247,187
Infinity Property & Casualty Corp. (Insurance)	2,051	91,393
Informatica Corp.* (Software)	4,102	66,411
Infospace, Inc. (Internet)	3,809	35,957
Integra LifeSciences Holdings* (Biotechnology)	2,051	93,649
Interface, Inc.—Class A (Office Furnishings)	2,051	24,304
Intevac, Inc.* (Machinery—Diversified)	2,637	28,084
inVentiv Health, Inc.* (Advertising)	3,809	92,025
Investment Technology Group, Inc.* (Diversified Financial Services)	3,223	95,852
ION Geophysical Corp.* (Oil & Gas Services)	3,516	56,151
Itron, Inc.* (Electronics)	2,051	189,369
J & J Snack Foods Corp. (Food)	879	27,838
j2 Global Communications, Inc.* (Internet)	5,860	140,464
Jack in the Box, Inc.* (Retail)	4,688	101,167
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,758	38,641
JDA Software Group, Inc.* (Software)	1,172	20,006
John Bean Technologies Corp.*(a) (Miscellaneous Manufacturing)	1,465	21,243
Jos. A. Bank Clothiers, Inc.* (Retail)	2,051	45,942
K-Swiss, Inc.—Class A (Apparel)	3,223	49,828
Kaydon Corp. (Metal Fabricate/Hardware)	1,465	69,470
Kendle International, Inc.* (Commercial Services)	1,465	60,285
Kensey Nash Corp.* (Healthcare—Products)	1,465	50,879
Kirby Corp.* (Transportation)	3,809	181,765
Knight Transportation, Inc. (Transportation)	6,739	127,502
Kopin Corp.* (Semiconductors)	2,930	9,464
Landstar System, Inc. (Transportation)	6,446	326,039
LaSalle Hotel Properties (REIT)	2,344	53,232
LCA-Vision, Inc. (Healthcare—Products)	2,344	13,783
LHC Group, Inc.* (Healthcare—Services)	1,758	49,259

Common Stocks, continued
	Shares	Value
Lindsay Manufacturing Co. (Machinery—Diversified)	879	$81,105
Littelfuse, Inc.* (Electrical Components & Equipment)	1,172	37,457
LKQ Corp.* (Distribution/Wholesale)	13,478	276,299
LoJack Corp.* (Electronics)	2,344	14,392
Lufkin Industries, Inc. (Oil & Gas Services)	879	78,407
Magellan Health Services, Inc.* (Healthcare—Services)	2,637	110,095
MagneTek, Inc.* (Electrical Components & Equipment)	1,172	5,450
Manhattan Associates, Inc.* (Computers)	1,758	43,141
Mannatech, Inc. (Pharmaceuticals)	1,758	11,656
ManTech International Corp.—Class A* (Software)	1,465	81,806
Martek Biosciences Corp.* (Biotechnology)	3,809	143,256
Matrix Service Co.* (Oil & Gas Services)	1,465	33,065
MAXIMUS, Inc. (Commercial Services)	879	32,620
Mentor Corp. (Healthcare—Products)	2,051	50,885
Mercury Computer Systems, Inc.* (Computers)	1,172	8,954
Meridian Bioscience, Inc. (Healthcare—Products)	2,930	76,209
Merit Medical Systems, Inc.* (Healthcare—Products)	3,223	65,137
Meritage Homes Corp.* (Home Builders)	3,223	58,175
Micros Systems, Inc.* (Computers)	9,962	315,596
Microsemi Corp.* (Semiconductors)	4,395	114,094
Midas, Inc.* (Commercial Services)	586	8,421
Mobile Mini, Inc.* (Storage/Warehousing)	2,344	46,833
Molina Healthcare, Inc.* (Healthcare—Services)	1,758	52,459
Monarch Casino & Resort, Inc.* (Lodging)	1,758	21,659
Moog, Inc.—Class A* (Aerospace/Defense)	2,637	117,215
Movado Group, Inc. (Retail)	879	18,899
MTS Systems Corp. (Computers)	1,172	49,095
Multimedia Games, Inc.* (Leisure Time)	1,465	7,559
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,758	19,690
Nara Bancorp, Inc. (Banks)	2,637	27,636
NATCO Group, Inc.—Class A* (Oil & Gas Services)	1,172	55,846
National Financial Partners (Diversified Financial Services)	3,223	67,200
Natus Medical, Inc.* (Healthcare—Products)	1,758	40,803
NETGEAR, Inc.* (Telecommunications)	4,102	62,145
Network Equipment Technologies, Inc.* (Telecommunications)	879	2,567
NewMarket Corp. (Chemicals)	1,758	108,574
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,465	18,195
Nutri/System, Inc. (Commercial Services)	3,809	65,553
Oceaneering International, Inc.* (Oil & Gas Services)	6,446	390,885
Odyssey Healthcare, Inc.* (Healthcare—Services)	1,758	16,560
Old Dominion Freight Line, Inc.* (Transportation)	2,051	75,272
Olympic Steel, Inc. (Iron/Steel)	586	29,798
Omnicell, Inc.* (Software)	1,758	28,568
optionsXpress Holdings, Inc. (Diversified Financial Services)	5,274	130,848
Orbital Sciences Corp.* (Aerospace/Defense)	7,032	175,870
P.F. Chang’s China Bistro, Inc.* (Retail)	3,223	83,798

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Palomar Medical Technologies, Inc.* (Healthcare—Products)	2,051	$26,232
Panera Bread Co.—Class A* (Retail)	3,809	190,831
Papa John’s International, Inc.* (Retail)	2,344	66,312
PAREXEL International Corp.* (Commercial Services)	2,344	68,515
Pediatrix Medical Group, Inc.* (Healthcare—Services)	5,860	285,089
Peet’s Coffee & Tea, Inc.* (Beverages)	586	11,421
Penn Virginia Corp. (Oil & Gas)	4,981	302,596
Perficient, Inc.* (Internet)	1,758	17,703
Pericom Semiconductor Corp.* (Semiconductors)	1,172	16,713
Perry Ellis International, Inc.* (Apparel)	586	12,746
PetMed Express, Inc.* (Pharmaceuticals)	2,930	42,485
Petroleum Development* (Oil & Gas)	1,758	97,235
PetroQuest Energy, Inc.* (Oil & Gas)	3,516	73,379
Pharmanet Development Group, Inc.* (Commercial Services)	2,344	56,561
PharMerica Corp.* (Pharmaceuticals)	3,516	83,153
Phase Forward, Inc.* (Software)	1,758	32,347
Phoenix Technologies, Ltd.* (Software)	1,172	14,146
Pioneer Drilling Co.* (Oil & Gas)	3,223	51,213
Plexus Corp.* (Electronics)	2,051	58,453
Polaris Industries, Inc. (Leisure Time)	4,102	175,566
Pool Corp. (Distribution/Wholesale)	5,567	122,919
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,758	70,091
Pre-Paid Legal Services, Inc.* (Commercial Services)	1,172	49,247
PrivateBancorp, Inc. (Banks)	2,930	86,581
ProAssurance Corp.* (Insurance)	2,637	129,055
Progress Software Corp.* (Software)	2,930	86,230
Prosperity Bancshares, Inc. (Banks)	2,051	65,837
PSS World Medical, Inc.* (Healthcare—Products)	4,981	83,482
Quality Systems, Inc. (Software)	2,051	67,375
Quanex Building Products Corp. (Building Materials)	1,758	27,073
Quiksilver, Inc.* (Apparel)	10,255	78,656
Radiant Systems, Inc.* (Computers)	1,172	13,373
Radio One, Inc.—Class D* (Media)	5,274	5,221
RadiSys Corp.* (Computers)	1,172	13,572
Ralcorp Holdings, Inc.* (Food)	2,051	110,672
RC2 Corp.* (Toys/Games/Hobbies)	1,465	33,636
Red Robin Gourmet Burgers, Inc.* (Retail)	1,172	29,101
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,809	83,379
Rewards Network, Inc.* (Commercial Services)	1,758	8,737
RLI Corp. (Insurance)	1,172	64,015
Robbins & Myers, Inc. (Machinery—Diversified)	1,172	59,502
Rogers Corp.* (Electronics)	1,172	48,415
RTI International Metals, Inc.* (Mining)	1,172	31,949
Ruth’s Hospitality Group, Inc.* (Retail)	1,172	5,590
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	3,223	25,720
Sanderson Farms, Inc. (Food)	1,172	46,575
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,344	62,304
ScanSource, Inc.* (Distribution/Wholesale)	2,930	89,922
Sciele Pharma, Inc. (Pharmaceuticals)	4,102	76,502
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,465	122,577
Secure Computing Corp.* (Internet)	6,739	26,484

Common Stocks, continued
	Shares	Value
Select Comfort Corp.* (Retail)	5,567	$11,023
Shuffle Master, Inc.* (Entertainment)	4,102	19,813
SI International, Inc.* (Computers)	1,172	21,424
Signature Bank* (Banks)	1,758	51,738
Simpson Manufacturing Co., Inc. (Building Materials)	4,395	105,524
Skechers U.S.A., Inc.—Class A* (Apparel)	1,465	27,689
SkyWest, Inc. (Airlines)	4,395	66,892
Skyworks Solutions, Inc.* (Semiconductors)	5,567	52,664
Smith Micro Software, Inc.* (Software)	3,516	25,315
Sonic Corp.* (Retail)	7,325	110,534
Sonic Solutions* (Electronics)	3,223	16,598
Spartan Motors, Inc. (Auto Parts & Equipment)	1,465	7,940
SPSS, Inc.* (Software)	2,344	77,469
St. Mary Land & Exploration Co. (Oil & Gas)	7,325	311,752
Stage Stores, Inc. (Retail)	4,981	73,818
Stamps.com, Inc.* (Internet)	2,051	27,914
Standard Microsystems Corp.* (Semiconductors)	1,172	31,081
Standard Pacific Corp. (Home Builders)	7,618	25,444
Stone Energy Corp.* (Oil & Gas)	1,465	74,744
Stratasys, Inc.* (Computers)	2,637	41,005
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	879	5,318
Sunrise Assisted Living, Inc.* (Healthcare—Services)	5,274	94,563
Superior Well Services, Inc.* (Oil & Gas Services)	1,758	55,834
Supertex, Inc.* (Semiconductors)	879	26,379
SurModics, Inc.* (Healthcare—Products)	1,758	73,994
Swift Energy Co.* (Oil & Gas)	2,344	119,122
Sykes Enterprises, Inc.* (Computers)	1,465	25,872
Symmetry Medical, Inc.* (Healthcare—Products)	2,637	44,064
Synaptics, Inc.* (Computers)	1,758	84,771
Take-Two Interactive Software, Inc.* (Software)	4,688	106,886
Teledyne Technologies, Inc.* (Aerospace/Defense)	4,102	258,016
Tetra Tech, Inc.* (Environmental Control)	2,637	75,761
TETRA Technologies, Inc.* (Oil & Gas Services)	5,860	110,930
Texas Industries, Inc. (Building Materials)	1,172	60,592
Texas Roadhouse, Inc.—Class A* (Retail)	3,809	35,348
The Andersons, Inc. (Agriculture)	879	39,951
The Children’s Place Retail Stores, Inc.* (Retail)	2,051	78,041
The Gymboree Corp.* (Apparel)	3,516	131,498
The Hain Celestial Group, Inc.* (Food)	2,344	61,272
The Knot, Inc.* (Internet)	1,758	15,400
The Men’s Wearhouse, Inc. (Retail)	3,516	70,004
The Navigators Group, Inc.* (Insurance)	879	41,805
THQ, Inc.* (Software)	4,102	62,268
Toro Co. (Housewares)	4,688	152,594
Tower Group, Inc. (Insurance)	1,172	26,698
Tractor Supply Co.* (Retail)	4,102	155,917
TradeStation Group, Inc.* (Diversified Financial Services)	3,516	37,902
Triumph Group, Inc. (Aerospace/Defense)	879	46,552
True Religion Apparel, Inc.* (Apparel)	1,758	45,427
TrueBlue, Inc.* (Commercial Services)	2,637	39,819
TTM Technologies, Inc.* (Electronics)	2,344	26,370
Tween Brands, Inc.* (Retail)	1,465	20,173
Tyler Technologies, Inc.* (Computers)	4,102	65,550
UCBH Holdings, Inc. (Banks)	12,306	55,500
UMB Financial Corp. (Banks)	1,172	64,542

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Unit Corp.* (Oil & Gas)	5,567	$376,051
United Natural Foods, Inc.* (Food)	4,981	95,735
United Online, Inc. (Internet)	7,911	85,913
Universal Electronics, Inc.* (Home Furnishings)	879	19,971
Universal Technical Institute, Inc.* (Commercial Services)	2,344	34,410
Valmont Industries, Inc. (Metal Fabricate/Hardware)	879	93,974
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	3,809	111,299
ViaSat, Inc.* (Telecommunications)	3,223	74,226
Vicor Corp. (Electrical Components & Equipment)	586	6,387
ViroPharma, Inc.* (Pharmaceuticals)	4,102	50,496
Vital Signs, Inc. (Healthcare—Products)	586	42,866
Volcom, Inc.* (Apparel)	1,758	31,539
W-H Energy Services, Inc.* (Oil & Gas Services)	2,637	241,365
Waste Connections, Inc.* (Environmental Control)	8,204	298,544
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	3,223	186,741
WD-40 Co. (Household Products/Wares)	879	30,035
Websense, Inc.* (Internet)	5,274	110,068
West Pharmaceutical Services, Inc. (Healthcare—Products)	1,758	80,727
Wilshire Bancorp, Inc. (Banks)	2,051	25,268
Winnebago Industries, Inc. (Home Builders)	2,344	29,909
Wintrust Financial Corp. (Banks)	1,172	24,202
WMS Industries, Inc.* (Leisure Time)	4,981	140,365
Wolverine World Wide, Inc. (Apparel)	3,809	101,815
Woodward Governor Co. (Electronics)	2,930	131,850
World Acceptance Corp.* (Diversified Financial Services)	2,051	67,191
World Fuel Services Corp. (Retail)	2,051	49,429
Wright Express Corp.* (Commercial Services)	4,688	124,466
Zenith National Insurance Corp. (Insurance)	4,395	151,232
Zep, Inc. (Chemicals)	1,172	20,006
Zoll Medical Corp.* (Healthcare—Products)	1,172	36,918
Zumiez, Inc.* (Retail)	2,051	30,273

TOTAL COMMON STOCKS (Cost $23,103,871)		25,501,185

Repurchase Agreements (0.4%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08(^), dated 7/31/08, with a repurchase price of $33,002 (Collateralized by $34,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $34,141)	$33,000	33,000
HSBC, 2.10%, 8/1/08, dated 7/31/08, with a repurchase price of $44,003 (Collateralized by $45,000 Federal Home Loan Bank, 5.20%, 9/10/10, market value $45,121)	44,000	44,000

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 2.08%, 8/1/08, dated 7/31/08, with a repurchase price of $20,001 (Collateralized by $25,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $25,000)	$20,000	$20,000

TOTAL REPURCHASE AGREEMENTS (Cost $97,000)		97,000

Rights/Warrants(NM)
	Shares
Standard Pacific Corp. (Home Builders)	7,722	1,467

TOTAL RIGHTS/WARRANTS (Cost $0)		1,467

TOTAL INVESTMENT SECURITIES (Cost $23,200,871)—100.4%		25,599,652
Net other assets (liabilities)—(0.4)%		(101,121)

NET ASSETS—100.0%		$25,498,531

*	Non-income producing security
(a)	Represents a security purchased on a when-issued basis.
(^)	All or a portion of this security is designated on the Small-Cap Growth ProFund’s records as collateral for when-issued securities.

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	0.4%
Aerospace/Defense	4.2%
Agriculture	0.2%
Airlines	0.3%
Apparel	2.7%
Auto Parts & Equipment	0.1%
Banks	2.5%
Beverages	0.5%
Biotechnology	1.6%
Building Materials	0.8%
Chemicals	1.0%
Commercial Services	5.9%
Computers	4.6%
Cosmetics/Personal Care	0.6%
Distribution/Wholesale	2.2%
Diversified Financial Services	2.4%
Electric	0.2%
Electrical Components & Equipment	0.2%
Electronics	4.5%
Energy—Alternate Sources	0.3%
Entertainment	0.1%
Environmental Control	1.7%
Food	2.1%
Forest Products & Paper	0.3%
Hand/Machine Tools	0.2%
Healthcare—Products	6.4%
Healthcare—Services	4.7%
Home Builders	0.4%
Home Furnishings	0.1%
Household Products/Wares	0.7%
Housewares	0.6%
Insurance	2.9%

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments July 31, 2008

Internet	2.5%
Iron/Steel	0.1%
Leisure Time	1.3%
Lodging	0.1%
Machinery—Construction & Mining	0.1%
Machinery—Diversified	1.5%
Media	NM
Metal Fabricate/Hardware	0.7%
Mining	0.8%
Miscellaneous Manufacturing	1.5%
Office Furnishings	0.1%
Oil & Gas	6.1%
Oil & Gas Services	6.4%
Pharmaceuticals	2.1%
REIT	0.4%
Real Estate	0.1%
Retail	7.4%
Semiconductors	1.8%
Software	4.9%
Storage/Warehousing	0.2%
Telecommunications	1.8%
Toys/Games/Hobbies	0.3%
Transportation	4.4%
Other**	NM

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Europe 30 ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks† (99.3%)
	Shares	Value
ABB, Ltd. (Engineering & Construction)	8,658	$227,013
Alcatel SA* (Telecommunications)	24,414	146,728
Alcon, Inc. (Healthcare—Products)	1,482	255,541
ArcelorMittal (Iron/Steel)	3,978	347,757
ASML Holding NV (Semiconductors)	5,928	135,099
AstraZeneca PLC (Pharmaceuticals)	6,240	302,952
BP Amoco PLC (Oil & Gas)	7,488	460,063
Chicago Bridge & Iron Co. NV (Engineering & Construction)	3,666	120,135
Credit Suisse Group (Diversified Financial Services)	4,836	241,220
DaimlerChrysler AG (Auto Manufacturers)	3,510	202,492
Deutsche Bank AG (Banks)	2,184	201,321
DryShips, Inc. (Transportation)	1,638	126,339
Elan Corp. PLC* (Pharmaceuticals)	6,240	125,112
GlaxoSmithKline PLC (Pharmaceuticals)	8,112	377,695
HSBC Holdings PLC (Banks)	5,772	476,248
Millicom International Cellular SA (Telecommunications)	1,482	114,677
Nokia OYJ (Telecommunications)	12,012	328,168
Novartis AG (Pharmaceuticals)	7,722	458,301
Rio Tinto PLC (Mining)	702	293,155
Royal Dutch Shell PLC—Class A (Oil & Gas)	7,332	519,032
Sanofi-Aventis (Pharmaceuticals)	8,814	308,137
SAP AG (Software)	5,148	297,606
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	3,354	168,840
Siemens AG (Miscellaneous Manufacturing)	2,886	350,303
Telefonaktiebolaget LM Ericsson (Telecommunications)	8,346	87,466
Tenaris S.A. (Iron/Steel)	3,744	225,576
Total Fina SA (Oil & Gas)	5,928	453,373
UBS AG* (Diversified Financial Services)	8,580	165,680
Unilever NV (Food)	9,906	274,495
Vodafone Group PLC (Telecommunications)	13,962	374,600

TOTAL COMMON STOCKS (Cost $6,422,597)		8,165,124

TOTAL INVESTMENT SECURITIES (Cost $6,422,597)—99.3%		8,165,124
Net other assets (liabilities)—0.7%		54,001

NET ASSETS—100.0%		$8,219,125

†	As of July 31, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Auto Manufacturers	2.5%
Banks	8.2%
Diversified Financial Services	4.9%
Engineering & Construction	4.3%
Food	3.3%
Healthcare—Products	3.1%
Iron/Steel	6.9%
Mining	3.6%
Miscellaneous Manufacturing	4.3%
Oil & Gas	17.4%
Pharmaceuticals	21.2%
Semiconductors	1.6%
Software	3.6%
Telecommunications	12.9%
Transportation	1.5%
Other**	0.7%

Europe 30 ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of July 31, 2008:

Finland	4.0%
France	11.1%
Germany	12.8%
Greece	1.5%
Ireland	1.5%
Luxembourg(a)	8.4%
Netherlands	6.4%
Sweden	1.1%
Switzerland	16.4%
United Kingdom	36.1%
Other**	0.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
(a)	Securities classified as Luxembourg have significant trading operations in other regions.

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund	Summary Schedule of Portfolio Investments July 31, 2008

Common Stocks (76.9%)
	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Pharmaceuticals)	0.6%	11,154	$628,416
American International Group, Inc. (Insurance)	0.5%	19,422	505,943
Amgen, Inc.* (Biotechnology)	0.5%	7,878	493,399
Apple Computer, Inc.* (Computers)	1.0%	6,357	1,010,445
AT&T, Inc. (Telecommunications)	1.3%	42,939	1,322,951
Bank of America Corp. (Banks)	1.0%	32,175	1,058,557
ChevronTexaco Corp. (Oil & Gas)	1.2%	14,937	1,263,073
Cisco Systems, Inc.* (Telecommunications)	0.9%	42,705	939,083
Citigroup, Inc. (Diversified Financial Services)	0.7%	39,351	735,470
Coca-Cola Co. (Beverages)	0.7%	14,430	743,145
Comcast Corp.—Special Class A (Media)	0.4%	21,411	441,495
ConocoPhillips (Oil & Gas)	0.9%	11,154	910,389
CVS Corp. (Retail)	0.4%	10,335	377,227
Exxon Mobil Corp. (Oil & Gas)	3.0%	38,220	3,074,035
General Electric Co. (Miscellaneous Manufacturing)	2.0%	72,033	2,037,814
Google, Inc.—Class A* (Internet)	0.8%	1,677	794,479
Hewlett-Packard Co. (Computers)	0.8%	17,823	798,470
Intel Corp. (Semiconductors)	0.9%	41,379	918,200
International Business Machines Corp. (Computers)	1.2%	9,945	1,272,761
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.0%	24,960	1,014,125
Johnson & Johnson (Healthcare—Products)	1.3%	20,358	1,393,912
McDonald’s Corp. (Retail)	0.5%	8,190	489,680
Medtronic, Inc. (Healthcare—Products)	0.4%	8,112	428,557
Merck & Co., Inc. (Pharmaceuticals)	0.5%	15,522	510,674
Microsoft Corp. (Software)	1.4%	57,876	1,488,571
Monsanto Co. (Agriculture)	0.5%	3,978	473,820
Occidental Petroleum Corp. (Oil & Gas)	0.5%	5,928	467,304
Oracle Corp.* (Software)	0.6%	28,665	617,157
PepsiCo, Inc. (Beverages)	0.7%	11,466	763,177
Pfizer, Inc. (Pharmaceuticals)	0.9%	48,906	913,075
Philip Morris International, Inc. (Commercial Services)	0.8%	15,249	787,611
Procter & Gamble Co. (Cosmetics/Personal Care)	1.4%	22,074	1,445,406
Qualcomm, Inc. (Telecommunications)	0.6%	11,700	647,478
Schlumberger, Ltd.ADR (Oil & Gas Services)	0.8%	8,619	875,690

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.5%	2,847	$523,962
U.S. Bancorp (Banks)	0.4%	12,597	385,594
United Parcel Service, Inc.—Class B (Transportation)	0.5%	7,371	464,963
United Technologies Corp. (Aerospace/Defense)	0.4%	7,020	449,140
Verizon Communications, Inc. (Telecommunications)	0.7%	20,592	700,952
Wal-Mart Stores, Inc. (Retail)	1.0%	16,809	985,344
Walt Disney Co. (Media)	0.4%	13,767	417,828
Wells Fargo & Co. (Banks)	0.7%	23,868	722,484
Wyeth (Pharmaceuticals)	0.4%	9,633	390,329
Other Common Stocks	41.2%	1,285,539	43,198,483

TOTAL COMMON STOCKS (Cost $50,382,043)			79,880,668

Repurchase Agreements (11.1%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $3,951,230 (Collateralized by $4,015,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $4,031,604)	$3,951,000	3,951,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $5,269,307 (Collateralized by $5,283,000 of various U.S. Government Agency Obligations, 3.38%-4.65%, 9/26/08-3/5/10, market value $5,379,083)	5,269,000	5,269,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $2,335,135 (Collateralized by $2,390,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $2,390,018)	2,335,000	2,335,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,555,000)		11,555,000

TOTAL INVESTMENT SECURITIES (Cost $61,937,043)—88.0%		91,435,668
Net other assets (liabilities)—12.0%		12,482,486

NET ASSETS—100.0%		$103,918,154

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund	Summary Schedule of Portfolio Investments July 31, 2008

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $15,137,663)	239	$69,975
S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $41,802,750)	132	(2,525,029)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index terminating on 8/27/08	$43,761,011	$1,374,039
Equity Index Swap Agreement based on the S&P 500 Index terminating on 8/27/08	22,639,508	592,472

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	0.1%
Aerospace/Defense	1.9%
Agriculture	1.2%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	3.5%
Beverages	1.8%
Biotechnology	0.9%
Building Materials	0.1%
Chemicals	1.2%
Coal	0.2%
Commercial Services	1.4%
Computers	4.0%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	NM
Diversified Financial Services	4.4%
Electric	2.9%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%

Food	1.4%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare—Products	3.0%
Healthcare—Services	0.8%
Holding Companies—Diversified	0.1%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	2.6%
Internet	1.5%
Investment Companies	NM
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.1%
Machinery—Construction & Mining	0.3%
Machinery—Diversified	0.3%
Media	1.8%
Metal Fabricate/Hardware	0.1%
Mining	0.7%
Miscellaneous Manufacturing	3.8%
Office/Business Equipment	0.1%
Oil & Gas	8.5%
Oil & Gas Services	2.0%
Packaging & Containers	NM
Pharmaceuticals	4.4%
Pipelines	0.4%
REIT	1.2%
Real Estate	NM
Retail	4.0%
Savings & Loans	0.1%
Semiconductors	1.9%
Software	3.0%
Telecommunications	4.3%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Other**	23.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (82.2%)
	Shares	Value
3Com Corp.* (Telecommunications)	18,350	$34,498
99 Cents Only Stores* (Retail)	1,835	12,276
ACI Worldwide, Inc.* (Software)	1,468	28,714
Acxiom Corp. (Software)	2,936	37,698
ADC Telecommunications, Inc.* (Telecommunications)	5,138	48,605
ADTRAN, Inc. (Telecommunications)	2,569	57,443
Advance Auto Parts, Inc. (Retail)	4,404	180,960
Advanced Medical Optics, Inc.* (Healthcare—Products)	2,569	44,598
Advent Software, Inc.* (Software)	734	31,958
Aeropostale, Inc.* (Retail)	2,936	94,686
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,835	158,544
Affymetrix, Inc.* (Biotechnology)	2,936	23,136
AGCO Corp.* (Machinery—Diversified)	4,037	241,614
AGL Resources, Inc. (Gas)	3,303	114,152
Airgas, Inc. (Chemicals)	3,670	210,218
AirTran Holdings, Inc.* (Airlines)	5,138	15,003
Alaska Air Group, Inc.* (Airlines)	1,468	26,248
Albemarle Corp. (Chemicals)	3,303	128,586
Alberto-Culver Co. (Cosmetics/Personal Care)	3,670	98,466
Alexander & Baldwin, Inc. (Transportation)	1,835	79,621
Alexandria Real Estate Equities, Inc. (REIT)	1,468	151,586
Alliance Data Systems Corp.* (Commercial Services)	3,303	211,887
Alliant Energy Corp. (Electric)	4,771	153,769
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,468	145,317
AMB Property Corp. (REIT)	4,404	215,620
American Eagle Outfitters, Inc. (Retail)	9,175	128,450
American Financial Group, Inc. (Insurance)	2,936	85,056
American Greetings Corp.—Class A (Household Products/Wares)	2,202	32,634
AmeriCredit Corp.* (Diversified Financial Services)	5,138	45,060
Ametek, Inc. (Electrical Components & Equipment)	4,771	228,340
Amphenol Corp.—Class A (Electronics)	8,074	384,888
AnnTaylor Stores Corp.* (Retail)	2,569	57,931
ANSYS, Inc.* (Software)	3,670	168,380
Apollo Investment Corp. (Investment Companies)	6,239	99,387
Apria Healthcare Group, Inc.* (Healthcare—Services)	1,835	35,250
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,936	113,623
Aqua America, Inc. (Water)	5,872	93,071
Arch Coal, Inc. (Coal)	6,606	371,984
Arrow Electronics, Inc.* (Electronics)	5,505	177,371
Arthur J. Gallagher & Co. (Insurance)	4,037	102,661
ArvinMeritor, Inc. (Auto Parts & Equipment)	3,303	45,614
Associated Banc-Corp (Banks)	5,872	98,004
Astoria Financial Corp. (Savings & Loans)	3,670	82,098
Atmel Corp.* (Semiconductors)	20,552	72,549
Avis Budget Group, Inc.* (Commercial Services)	4,404	26,864
Avnet, Inc.* (Electronics)	6,606	180,080
Avocent Corp.* (Internet)	1,835	43,636
Bank of Hawaii Corp. (Banks)	2,202	110,959
Barnes & Noble, Inc. (Retail)	1,835	43,416
BE Aerospace, Inc.* (Aerospace/Defense)	4,037	103,670
Beckman Coulter, Inc. (Healthcare—Products)	2,569	185,841
Belo Corp.—Class A (Media)	4,037	27,411
Bill Barrett Corp.* (Oil & Gas)	1,468	60,394
BJ’s Wholesale Club, Inc.* (Retail)	2,569	96,415
Black Hills Corp. (Electric)	1,468	47,372

Common Stocks, continued
	Shares	Value
Blyth, Inc. (Household Products/Wares)	734	$10,680
Bob Evans Farms, Inc. (Retail)	1,101	31,533
Borders Group, Inc. (Retail)	2,569	12,588
BorgWarner, Inc. (Auto Parts & Equipment)	5,138	207,164
Boyd Gaming Corp. (Lodging)	2,569	25,639
BRE Properties, Inc.—Class A (REIT)	2,202	107,634
Brinker International, Inc. (Retail)	4,404	80,990
Broadridge Financial Solutions, Inc. (Software)	6,239	129,147
Brown & Brown, Inc. (Insurance)	5,138	90,275
Cabot Corp. (Chemicals)	2,936	78,773
Cadence Design Systems, Inc.* (Computers)	11,744	86,788
Callaway Golf Co. (Leisure Time)	2,936	37,228
Camden Property Trust (REIT)	2,202	108,294
Career Education Corp.* (Commercial Services)	4,037	74,039
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,569	78,586
Carmax, Inc.* (Retail)	9,909	132,781
Carpenter Technology Corp. (Iron/Steel)	2,202	85,217
Cathay Bancorp, Inc. (Banks)	2,202	35,100
Cephalon, Inc.* (Pharmaceuticals)	2,936	214,798
Cerner Corp.* (Software)	2,936	131,122
CF Industries Holdings, Inc. (Chemicals)	2,202	359,939
Charles River Laboratories International, Inc.* (Biotechnology)	2,936	195,127
Charming Shoppes, Inc.* (Retail)	5,138	28,002
Cheesecake Factory, Inc.* (Retail)	2,936	41,339
Chemtura Corp. (Chemicals)	11,010	71,785
Chico’s FAS, Inc.* (Retail)	8,074	44,972
Chipotle Mexican Grill, Inc.—Class A* (Retail)	1,468	100,558
ChoicePoint, Inc.* (Commercial Services)	2,936	140,488
Church & Dwight, Inc. (Household Products/Wares)	2,936	161,098
Cimarex Energy Co. (Oil & Gas)	3,670	191,244
Cincinnati Bell, Inc.* (Telecommunications)	11,010	42,939
City National Corp. (Banks)	1,835	90,154
Cleveland-Cliffs, Inc. (Iron/Steel)	4,037	437,651
Coldwater Creek, Inc.* (Retail)	2,569	16,750
Collective Brands, Inc.* (Retail)	2,936	37,816
Commerce Bancshares, Inc. (Banks)	2,569	112,085
Commercial Metals Co. (Metal Fabricate/Hardware)	5,138	153,369
Commscope, Inc.* (Telecommunications)	2,936	130,916
Community Health Systems, Inc.* (Healthcare—Services)	4,404	145,244
Con-way, Inc. (Transportation)	1,835	92,778
Copart, Inc.* (Retail)	2,936	128,773
Corinthian Colleges, Inc.* (Commercial Services)	3,670	57,803
Corn Products International, Inc. (Food)	3,303	153,623
Corrections Corp. of America* (Commercial Services)	5,505	154,305
Cousins Properties, Inc. (REIT)	1,468	32,252
Covance, Inc.* (Healthcare—Services)	2,569	235,834
Crane Co. (Miscellaneous Manufacturing)	2,202	78,171
Cree Research, Inc.* (Semiconductors)	4,037	78,318
Cullen/Frost Bankers, Inc. (Banks)	2,569	135,489
Cypress Semiconductor Corp.* (Semiconductors)	6,606	180,013
Cytec Industries, Inc. (Chemicals)	1,835	99,200
Deluxe Corp. (Commercial Services)	2,202	31,489
Denbury Resources, Inc.* (Oil & Gas)	11,010	309,821
DENTSPLY International, Inc. (Healthcare—Products)	6,606	265,891
DeVry, Inc. (Commercial Services)	2,569	145,945
Dick’s Sporting Goods, Inc.* (Retail)	3,670	64,409
Diebold, Inc. (Computers)	2,936	108,573

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Digital River, Inc.* (Internet)	1,468	$58,559
Dollar Tree, Inc.* (Retail)	4,037	151,387
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,936	132,443
DPL, Inc. (Electric)	5,138	130,402
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	3,670	108,999
DRS Technologies, Inc. (Aerospace/Defense)	1,835	144,598
DST Systems, Inc.* (Computers)	1,835	110,889
Duke-Weeks Realty Corp. (REIT)	6,606	163,366
Dun & Bradstreet Corp. (Software)	2,569	248,268
Dycom Industries, Inc.* (Engineering & Construction)	1,835	29,121
Eaton Vance Corp. (Diversified Financial Services)	5,138	190,825
Edwards Lifesciences Corp.* (Healthcare—Products)	2,202	138,021
Encore Acquisition Co.* (Oil & Gas)	2,202	136,238
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	5,505	127,441
Energen Corp. (Gas)	3,303	198,841
Energizer Holdings, Inc.* (Electrical Components & Equipment)	2,569	183,272
Energy East Corp. (Electric)	6,973	174,255
Entercom Communications Corp. (Media)	1,101	6,749
Equitable Resources, Inc. (Pipelines)	5,872	306,812
Equity One, Inc. (REIT)	1,468	28,347
Everest Re Group, Ltd.ADR (Insurance)	2,569	210,144
Exterran Holdings, Inc.* (Oil & Gas Services)	2,936	165,708
F5 Networks, Inc.* (Internet)	3,670	106,980
Fair Isaac Corp. (Software)	2,202	49,017
Fairchild Semiconductor International, Inc.* (Semiconductors)	5,505	66,886
Fastenal Co. (Distribution/Wholesale)	5,505	268,974
Federal Realty Investment Trust (REIT)	2,569	186,535
Federal Signal Corp. (Miscellaneous Manufacturing)	2,202	31,643
Ferro Corp. (Chemicals)	1,835	39,930
Fidelity National Title Group, Inc.—Class A (Insurance)	9,542	127,481
First American Financial Corp. (Insurance)	4,037	101,732
First Niagara Financial Group, Inc. (Savings & Loans)	4,771	66,746
FirstMerit Corp. (Banks)	3,670	72,226
FLIR Systems, Inc.* (Electronics)	6,239	254,177
Flowserve Corp. (Machinery—Diversified)	2,569	342,550
FMC Corp. (Chemicals)	3,303	245,644
FMC Technologies, Inc.* (Oil & Gas Services)	5,872	362,772
Foot Locker, Inc. (Retail)	6,973	105,013
Forest Oil Corp.* (Oil & Gas)	4,037	230,230
Foundry Networks, Inc.* (Telecommunications)	6,606	115,209
Frontier Oil Corp. (Oil & Gas)	4,771	87,071
Furniture Brands International, Inc. (Home Furnishings)	2,202	26,138
Gartner Group, Inc.* (Commercial Services)	2,569	62,581
GATX Corp. (Trucking & Leasing)	1,835	83,437
Gen-Probe, Inc.* (Healthcare—Products)	2,202	117,411
Gentex Corp. (Electronics)	6,239	96,455
Global Payments, Inc. (Software)	3,670	162,544
Graco, Inc. (Machinery—Diversified)	2,569	93,075
Granite Construction, Inc. (Engineering & Construction)	1,468	46,433
Great Plains Energy, Inc. (Electric)	3,670	92,704
GUESS?, Inc. (Apparel)	2,202	69,737

Common Stocks, continued
	Shares	Value
Hanesbrands, Inc.* (Apparel)	4,037	$86,553
Hanover Insurance Group, Inc. (Insurance)	2,202	94,510
Hansen Natural Corp.* (Beverages)	2,569	58,727
Harris Corp. (Telecommunications)	5,872	282,737
Harsco Corp. (Miscellaneous Manufacturing)	3,670	198,547
Harte-Hanks, Inc. (Advertising)	1,835	22,772
Hawaiian Electric Industries, Inc. (Electric)	3,670	90,796
HCC Insurance Holdings, Inc. (Insurance)	4,771	108,063
Health Care REIT, Inc. (REIT)	4,037	201,325
Health Management Associates, Inc.—Class A* (Healthcare—Services)	11,010	67,712
Health Net, Inc.* (Healthcare—Services)	4,771	133,397
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,037	128,901
Helmerich & Payne, Inc. (Oil & Gas)	4,771	282,109
Henry Schein, Inc.* (Healthcare—Products)	4,037	216,222
Herman Miller, Inc. (Office Furnishings)	2,569	67,154
Highwoods Properties, Inc. (REIT)	2,569	93,768
Hill-Rom Holdings, Inc. (Healthcare—Products)	2,569	72,163
HNI Corp. (Office Furnishings)	1,835	39,728
Hologic, Inc.* (Healthcare—Products)	11,744	216,912
Horace Mann Educators Corp. (Insurance)	1,835	25,433
Hormel Foods Corp. (Food)	3,303	119,470
Hospitality Properties Trust (REIT)	4,037	85,988
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	1,835	12,900
Hubbell, Inc.—Class B (Electrical Components & Equipment)	2,569	108,309
IDACORP, Inc. (Electric)	1,835	54,701
IDEX Corp. (Machinery—Diversified)	3,670	138,836
IDEXX Laboratories, Inc.* (Healthcare—Products)	2,569	137,441
Imation Corp. (Computers)	1,101	20,985
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	6,606	121,749
Integrated Device Technology, Inc.* (Semiconductors)	7,707	77,224
International Rectifier Corp.* (Semiconductors)	3,303	55,755
International Speedway Corp. (Entertainment)	1,101	40,506
Intersil Corp.—Class A (Semiconductors)	5,505	132,836
Invitrogen Corp.* (Biotechnology)	4,037	179,041
ITT Educational Services, Inc.* (Commercial Services)	1,101	97,527
J.B. Hunt Transport Services, Inc. (Transportation)	3,670	135,717
Jack Henry & Associates, Inc. (Computers)	3,303	71,312
Jefferies Group, Inc. (Diversified Financial Services)	5,138	97,571
JetBlue Airways Corp.* (Airlines)	8,441	44,484
JM Smucker Co. (Food)	2,569	125,213
John Wiley & Sons, Inc. (Media)	1,835	83,199
Jones Lang LaSalle, Inc. (Real Estate)	1,468	69,936
Joy Global, Inc. (Machinery—Construction & Mining)	4,771	344,562
Kansas City Southern Industries, Inc.* (Transportation)	3,303	181,665
KBR, Inc. (Engineering & Construction)	7,707	219,649
Kelly Services, Inc.—Class A (Commercial Services)	734	13,513
KEMET Corp.* (Electronics)	3,670	4,991
Kennametal, Inc. (Hand/Machine Tools)	3,303	98,297

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Kindred Healthcare, Inc.* (Healthcare—Services)	1,101	$29,694
Kinetic Concepts, Inc.* (Healthcare—Products)	2,202	76,960
Korn/Ferry International* (Commercial Services)	1,835	32,113
Lam Research Corp.* (Semiconductors)	5,505	181,059
Lamar Advertising Co.* (Advertising)	3,303	125,448
Lancaster Colony Corp. (Miscellaneous Manufacturing)	734	23,862
Lear Corp.* (Auto Parts & Equipment)	3,303	47,596
Lee Enterprises, Inc. (Media)	1,468	4,433
Lender Processing Services, Inc.* (Diversified Financial Services)	4,037	134,634
Liberty Property Trust (REIT)	4,037	146,947
Life Time Fitness, Inc.* (Leisure Time)	1,468	43,732
LifePoint Hospitals, Inc.* (Healthcare—Services)	2,202	63,043
Lincare Holdings, Inc.* (Healthcare—Services)	3,303	106,423
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,835	147,442
Louisiana-Pacific Corp. (Forest Products & Paper)	4,771	40,363
Lubrizol Corp. (Chemicals)	2,936	146,213
M.D.C. Holdings, Inc. (Home Builders)	1,468	60,951
Mack-Cali Realty Corp. (REIT)	2,936	112,684
Macrovision Solutions Corp.* (Entertainment)	3,670	55,784
Manpower, Inc. (Commercial Services)	3,670	176,160
Martin Marietta Materials (Building Materials)	1,835	192,620
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	2,202	76,409
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	1,101	54,951
McAfee, Inc.* (Internet)	7,340	240,385
MDU Resources Group, Inc. (Electric)	8,441	269,352
Media General, Inc.—Class A (Media)	734	9,307
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	2,569	47,167
Mentor Graphics Corp.* (Computers)	4,037	56,034
Mercury General Corp. (Insurance)	1,468	74,149
Metavante Technologies, Inc.* (Software)	4,037	89,864
Mine Safety Appliances Co. (Environmental Control)	1,101	36,377
Minerals Technologies, Inc. (Chemicals)	734	47,350
Modine Manufacturing Co. (Auto Parts & Equipment)	1,468	25,602
Mohawk Industries, Inc.* (Textiles)	2,202	129,852
MPS Group, Inc.* (Commercial Services)	4,037	46,506
MSC Industrial Direct Co.—Class A (Retail)	1,835	87,529
National Fuel Gas Co. (Pipelines)	3,670	182,729
National Instruments Corp. (Computers)	2,569	87,474
Nationwide Health Properties, Inc. (REIT)	4,404	163,432
Navigant Consulting Co.* (Commercial Services)	1,835	33,911
NBTY, Inc.* (Pharmaceuticals)	2,202	75,947
NCR Corp.* (Computers)	7,707	207,010
Netflix, Inc.* (Internet)	1,835	56,683
NeuStar, Inc.* (Telecommunications)	3,303	69,297
New York Community Bancorp (Savings & Loans)	15,414	256,181
Newfield Exploration Co.* (Oil & Gas)	5,872	287,611
Nordson Corp. (Machinery—Diversified)	1,468	103,729
Northeast Utilities System (Electric)	6,973	175,441
NSTAR (Electric)	4,771	152,004
NVR, Inc.* (Home Builders)	367	202,701
O’Reilly Automotive, Inc.* (Retail)	5,138	131,225

Common Stocks, continued
	Shares	Value
OGE Energy Corp. (Electric)	4,037	$132,091
Old Republic International Corp. (Insurance)	10,643	111,751
Olin Corp. (Chemicals)	3,303	98,231
Omnicare, Inc. (Pharmaceuticals)	5,505	162,067
ONEOK, Inc. (Gas)	4,771	216,985
Oshkosh Truck Corp. (Auto Manufacturers)	3,303	59,586
Overseas Shipholding Group, Inc. (Transportation)	1,101	86,704
Pacific Sunwear of California, Inc.* (Retail)	2,936	25,573
Packaging Corp. of America (Packaging & Containers)	4,037	103,024
PacWest Bancorp (Banks)	1,101	20,501
Palm, Inc. (Computers)	4,771	31,393
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,468	25,396
Parametric Technology Corp.* (Software)	5,138	99,523
Patriot Coal Corp.* (Coal)	1,101	138,891
Patterson-UTI Energy, Inc. (Oil & Gas)	6,973	198,173
PDL BioPharma, Inc. (Biotechnology)	5,505	61,491
Pentair, Inc. (Miscellaneous Manufacturing)	4,404	152,466
PepsiAmericas, Inc. (Beverages)	2,569	60,808
Perrigo Co. (Pharmaceuticals)	3,303	116,365
PetSmart, Inc. (Retail)	5,872	133,353
Pharmaceutical Product Development, Inc. (Commercial Services)	4,771	181,966
Philadelphia Consolidated Holding Corp.* (Insurance)	2,569	150,158
Phillips-Van Heusen Corp. (Apparel)	2,202	77,951
Pioneer Natural Resources Co. (Oil & Gas)	5,505	327,272
Plains Exploration & Production Co.* (Oil & Gas)	4,771	267,033
Plantronics, Inc. (Telecommunications)	2,202	53,619
PMI Group, Inc. (Insurance)	3,670	9,212
PNM Resources, Inc. (Electric)	3,670	42,976
Polycom, Inc.* (Telecommunications)	4,037	95,273
Potlatch Corp. (Forest Products & Paper)	1,468	68,365
Pride International, Inc.* (Oil & Gas)	7,707	298,723
Protective Life Corp. (Insurance)	2,936	105,579
Psychiatric Solutions, Inc.* (Healthcare—Services)	2,202	77,114
Puget Energy, Inc. (Electric)	5,872	161,715
Quanta Services, Inc.* (Commercial Services)	7,707	237,992
Quicksilver Resources, Inc.* (Oil & Gas)	4,404	115,209
Raymond James Financial Corp. (Diversified Financial Services)	4,037	116,669
Rayonier, Inc. (Forest Products & Paper)	3,303	154,316
Realty Income Corp. (REIT)	4,404	110,937
Regency Centers Corp. (REIT)	2,936	174,692
Regis Corp. (Retail)	1,835	51,362
Reliance Steel & Aluminum Co. (Iron/Steel)	2,569	162,258
Rent-A-Center, Inc.* (Commercial Services)	2,936	62,243
Republic Services, Inc. (Environmental Control)	6,973	226,622
ResMed, Inc.* (Healthcare—Products)	3,303	124,919
RF Micro Devices, Inc.* (Telecommunications)	12,111	39,603
Rollins, Inc. (Commercial Services)	1,835	31,342
Roper Industries, Inc. (Miscellaneous Manufacturing)	4,037	246,984
Ross Stores, Inc. (Retail)	5,872	222,901
RPM, Inc. (Chemicals)	5,505	112,852
Ruddick Corp. (Food)	1,468	45,449
Saks, Inc.* (Retail)	6,606	67,315
SCANA Corp. (Electric)	5,138	185,944

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Scholastic Corp. (Media)	1,101	$28,395
Scientific Games Corp.—Class A* (Entertainment)	2,936	89,078
SEI Investments Co. (Software)	5,505	126,780
Semtech Corp.* (Semiconductors)	2,569	37,430
Sensient Technologies Corp. (Chemicals)	2,202	68,526
Sepracor, Inc.* (Pharmaceuticals)	4,771	83,397
Service Corp. International (Commercial Services)	11,744	112,390
Shaw Group, Inc.* (Engineering & Construction)	3,670	212,126
Sierra Pacific Resources (Electric)	10,643	120,692
Silicon Laboratories, Inc.* (Semiconductors)	2,202	72,027
Smithfield Foods, Inc.* (Food)	5,138	110,364
Sonoco Products Co. (Packaging & Containers)	4,404	143,658
Sotheby’s (Commercial Services)	2,936	81,445
SPX Corp. (Miscellaneous Manufacturing)	2,202	279,170
SRA International, Inc.—Class A* (Computers)	1,835	40,278
StanCorp Financial Group, Inc. (Insurance)	2,202	108,757
Steel Dynamics, Inc. (Iron/Steel)	8,441	267,411
Stericycle, Inc.* (Environmental Control)	3,670	219,282
STERIS Corp. (Healthcare—Products)	2,569	87,783
Strayer Education, Inc. (Commercial Services)	367	81,731
Superior Energy Services, Inc.* (Oil & Gas Services)	3,670	174,068
SVB Financial Group* (Banks)	1,468	84,542
Sybase, Inc.* (Software)	3,303	111,014
Synopsys, Inc.* (Computers)	6,239	149,861
Synovus Financial Corp. (Banks)	15,047	143,097
TCF Financial Corp. (Banks)	4,771	60,830
Tech Data Corp.* (Distribution/Wholesale)	2,202	76,784
Techne Corp.* (Healthcare—Products)	1,468	116,735
Teleflex, Inc. (Miscellaneous Manufacturing)	1,468	90,018
Telephone & Data Systems, Inc. (Telecommunications)	4,771	202,290
Temple-Inland, Inc. (Forest Products & Paper)	4,771	77,529
Terra Industries, Inc. (Chemicals)	4,037	217,998
The Brink’s Co. (Miscellaneous Manufacturing)	1,835	126,542
The Colonial BancGroup, Inc. (Banks)	9,175	61,106
The Corporate Executive Board Co. (Commercial Services)	1,468	55,021
The Macerich Co. (REIT)	3,303	182,755
The Ryland Group, Inc. (Home Builders)	1,835	37,783
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,835	35,746
The Timberland Co.—Class A* (Apparel)	2,202	31,577
The Warnaco Group, Inc.* (Apparel)	1,835	76,978
Thomas & Betts Corp.* (Electronics)	2,202	91,119
Thor Industries, Inc. (Home Builders)	1,468	28,802
Tidewater, Inc. (Oil & Gas Services)	2,202	131,988
Timken Co. (Metal Fabricate/Hardware)	4,404	145,420
Toll Brothers, Inc.* (Home Builders)	5,872	117,968
Tootsie Roll Industries, Inc. (Food)	1,101	28,791
Trimble Navigation, Ltd.* (Electronics)	5,505	182,766
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,670	138,139
TriQuint Semiconductor, Inc.* (Semiconductors)	540	3,040
Tupperware Corp. (Household Products/Wares)	2,569	100,191
UDR, Inc. (REIT)	5,872	149,971

Common Stocks, continued
	Shares	Value
Under Armour, Inc.—Class A* (Retail)	1,468	$42,792
United Rentals, Inc.* (Commercial Services)	3,303	53,443
Unitrin, Inc. (Insurance)	2,202	60,753
Universal Corp. (Agriculture)	1,101	56,834
Universal Health Services, Inc.—Class B (Healthcare—Services)	2,202	133,485
Urban Outfitters, Inc.* (Retail)	5,138	169,605
URS Corp.* (Engineering & Construction)	3,670	153,846
Valassis Communications, Inc.* (Commercial Services)	2,202	19,422
Valeant Pharmaceuticals International* (Pharmaceuticals)	4,037	69,113
Valspar Corp. (Chemicals)	4,404	95,435
ValueClick, Inc.* (Internet)	4,037	48,040
Varian, Inc.* (Electronics)	1,101	54,389
VCA Antech, Inc.* (Pharmaceuticals)	3,670	106,944
Vectren Corp. (Gas)	3,303	96,448
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,239	215,245
Vishay Intertechnology, Inc.* (Electronics)	8,441	75,716
W.R. Berkley Corp. (Insurance)	6,606	156,034
Wabtec Corp. (Machinery—Diversified)	2,202	122,211
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	3,670	122,578
Washington Federal, Inc. (Savings & Loans)	4,037	75,088
Webster Financial Corp. (Banks)	2,202	43,732
Weingarten Realty Investors (REIT)	3,303	100,708
WellCare Health Plans, Inc.* (Healthcare—Services)	1,835	72,171
Werner Enterprises, Inc. (Transportation)	1,835	43,691
Westamerica Bancorp (Banks)	1,101	57,252
Westar Energy, Inc. (Electric)	4,771	105,344
Western Digital Corp.* (Computers)	9,909	285,280
WGL Holdings, Inc. (Gas)	2,202	76,035
Williams Sonoma, Inc. (Retail)	4,037	70,405
Wilmington Trust Corp. (Banks)	2,936	69,202
Wind River Systems, Inc.* (Software)	2,936	34,439
Wisconsin Energy Corp. (Electric)	5,138	231,827
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,936	52,085
YRC Worldwide, Inc.* (Transportation)	2,569	43,416
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	2,936	90,458

TOTAL COMMON STOCKS (Cost $35,813,014)		45,493,035

Repurchase Agreements (19.5%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $3,693,215 (Collateralized by $3,752,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $3,767,516)	$3,693,000	3,693,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $4,925,287 (Collateralized by $4,940,000 Federal Home Loan Bank, 4.65%, 9/26/08, market value $5,034,451)	4,925,000	4,925,000

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $2,183,126 (Collateralized by $2,235,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $2,235,017)	$2,183,000	$2,183,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,801,000)		10,801,000

TOTAL INVESTMENT SECURITIES (Cost $46,614,014)—101.7%		56,294,035
Net other assets (liabilities)—(1.7)%		(966,075)

NET ASSETS—100.0%		$55,327,960

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring 9/19/08 (Underlying notional amount at value $22,862,700)	57	$(1,533,557)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring 9/19/08 (Underlying notional amount at value $1,845,060)	23	1,288
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 8/27/08	$22,710,172	$504,490
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 8/27/08	21,481,924	456,867

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	0.2%
Aerospace/Defense	0.8%
Agriculture	0.1%
Airlines	0.1%
Apparel	0.6%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.6%
Banks	2.2%
Beverages	0.2%
Biotechnology	1.2%

Building Materials	0.3%
Chemicals	3.6%
Coal	1.0%
Commercial Services	4.0%
Computers	2.4%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.5%
Electric	4.2%
Electrical Components & Equipment	0.9%
Electronics	2.7%
Engineering & Construction	1.3%
Entertainment	0.6%
Environmental Control	0.9%
Food	1.1%
Forest Products & Paper	0.6%
Gas	1.3%
Hand/Machine Tools	0.5%
Healthcare—Products	3.1%
Healthcare—Services	1.9%
Home Builders	0.9%
Home Furnishings	NM
Household Products/Wares	0.7%
Insurance	3.2%
Internet	1.0%
Investment Companies	0.2%
Iron/Steel	1.8%
Leisure Time	0.2%
Lodging	NM
Machinery—Construction & Mining	0.6%
Machinery—Diversified	2.1%
Media	0.2%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	3.0%
Office Furnishings	0.2%
Oil & Gas	5.0%
Oil & Gas Services	1.7%
Packaging & Containers	0.5%
Pharmaceuticals	1.7%
Pipelines	0.9%
REIT	4.8%
Real Estate	0.1%
Retail	4.6%
Savings & Loans	0.8%
Semiconductors	1.5%
Software	2.7%
Telecommunications	2.2%
Textiles	0.2%
Toys/Games/Hobbies	0.1%
Transportation	1.2%
Trucking & Leasing	0.2%
Water	0.2%
Other**	17.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund	Summary Schedule of Portfolio Investments July 31, 2008

Common Stocks (77.5%)
	Percentage of Net Assets	Shares	Value
Alexion Pharmaceuticals, Inc.* (Biotechnology)	0.3%	1,820	$170,625
Apollo Investment Corp. (Investment Companies)	0.2%	8,320	132,538
Aspen Insurance Holdings, Ltd.ADR (Insurance)	0.2%	4,680	118,825
Avista Corp. (Electric)	0.2%	5,980	135,268
Comstock Resources, Inc.* (Oil & Gas)	0.2%	1,820	111,038
Curtiss-Wright Corp. (Aerospace/Defense)	0.2%	2,080	109,491
Empire District Electric Co. (Electric)	0.2%	7,020	143,278
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	0.2%	1,820	127,273
First Niagara Financial Group, Inc. (Savings & Loans)	0.2%	8,060	112,759
FirstMerit Corp. (Banks)	0.2%	5,980	117,686
Flowers Foods, Inc. (Food)	0.2%	4,160	125,091
Foundry Networks, Inc.* (Telecommunications)	0.2%	7,800	136,032
GrafTech International, Ltd.* (Electrical Components & Equipment)	0.2%	4,680	109,746
Hercules, Inc. (Chemicals)	0.2%	5,720	114,686
Highwoods Properties, Inc. (REIT)	0.2%	3,380	123,370
Immucor, Inc.* (Healthcare—Products)	0.2%	3,640	109,673
IPC Holdings, Ltd.ADR (Insurance)	0.2%	3,900	125,190
ITC Holdings Corp. (Electric)	0.2%	2,340	121,961
Laclede Group, Inc. (Gas)	0.2%	3,120	132,319
Max Capital Group, Ltd.ADR (Insurance)	0.2%	5,200	122,044
Micros Systems, Inc.* (Computers)	0.2%	4,160	131,789
Myriad Genetics, Inc.* (Biotechnology)	0.2%	2,340	155,610
New Jersey Resources Corp. (Gas)	0.2%	3,900	132,951
Nordson Corp. (Machinery—Diversified)	0.2%	1,560	110,230
Olin Corp. (Chemicals)	0.2%	3,900	115,986
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	0.2%	2,860	150,522
Otter Tail Corp. (Electric)	0.2%	2,860	129,673
Parametric Technology Corp.* (Software)	0.2%	6,500	125,905
Penn Virginia Corp. (Oil & Gas)	0.2%	1,820	110,565
Polycom, Inc.* (Telecommunications)	0.2%	4,940	116,584
Portland General Electric Co. (Electric)	0.2%	4,940	116,041
Realty Income Corp. (REIT)	0.2%	5,460	137,538
Senior Housing Properties Trust (REIT)	0.2%	5,720	120,406

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
SVB Financial Group* (Banks)	0.2%	2,600	$149,734
Sybase, Inc.* (Software)	0.2%	3,900	131,079
Tupperware Corp. (Household Products/Wares)	0.2%	2,860	111,540
tw telecom, Inc.* (Telecommunications)	0.2%	7,280	116,334
United Therapeutics Corp.* (Pharmaceuticals)	0.2%	1,040	117,926
W-H Energy Services, Inc.* (Oil & Gas Services)	0.2%	1,560	142,787
Wabtec Corp. (Machinery—Diversified)	0.2%	2,080	115,440
Westar Energy, Inc. (Electric)	0.2%	5,720	126,298
Woodward Governor Co. (Electronics)	0.2%	2,860	128,700
Other Common Stocks	69.0%	2,460,901	41,097,093

TOTAL COMMON STOCKS (Cost $42,454,139)			46,389,624

Repurchase Agreements (20.2%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $4,140,242 (Collateralized by $4,207,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $4,224,398)	$4,140,000	4,140,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $5,521,322 (Collateralized by $5,534,000 of various U.S. Government Agency Obligations, 3.38%-4.65%, 9/26/08-3/5/10, market value $5,637,410)	5,521,000	5,521,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $2,447,141 (Collateralized by $2,505,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $2,505,019)	2,447,000	2,447,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,108,000)		12,108,000

TOTAL INVESTMENT SECURITIES (Cost $54,562,139)—97.7%		58,497,624
Net other assets (liabilities)—2.3%		1,362,076

NET ASSETS—100.0%		$59,859,700

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund	Summary Schedule of Portfolio Investments July 31, 2008

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $21,709,900)	61	$923,524
Russell 2000 Mini Futures Contract expiring 9/19/08 (Underlying notional amount at value $28,614,360)	402	2,033,350
Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $4,270,800)	60	(14,169)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 8/27/08	$24,825,544	$484,801
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 8/27/08	2,631,505	68,328

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	0.2%
Aerospace/Defense	0.7%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.2%
Apparel	1.1%
Auto Parts & Equipment	0.8%
Banks	3.4%
Beverages	0.2%
Biotechnology	2.6%
Building Materials	0.5%
Chemicals	1.7%
Coal	0.2%
Commercial Services	5.2%
Computers	2.0%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.3%
Diversified Financial Services	1.2%
Electric	1.8%
Electrical Components & Equipment	1.0%
Electronics	2.1%

Energy—Alternate Sources	0.3%
Engineering & Construction	0.7%
Entertainment	0.5%
Environmental Control	0.3%
Food	1.4%
Forest Products & Paper	0.4%
Gas	0.6%
Hand/Machine Tools	0.2%
Healthcare—Products	3.9%
Healthcare—Services	1.3%
Home Builders	0.2%
Home Furnishings	0.3%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	2.7%
Internet	2.4%
Investment Companies	0.7%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.2%
Machinery—Diversified	1.6%
Media	0.3%
Metal Fabricate/Hardware	0.7%
Mining	0.8%
Miscellaneous Manufacturing	1.4%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	3.5%
Oil & Gas Services	1.7%
Packaging & Containers	0.1%
Pharmaceuticals	2.9%
REIT	4.1%
Real Estate	0.2%
Retail	4.0%
Savings & Loans	0.7%
Semiconductors	2.8%
Software	3.4%
Storage/Warehousing	0.1%
Telecommunications	3.8%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.5%
Water	0.3%
Other**	22.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS UltraDow 30 ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (80.5%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	14,606	$1,028,116
Alcoa, Inc. (Mining)	14,606	492,953
American Express Co. (Diversified Financial Services)	14,606	542,175
American International Group, Inc. (Insurance)	14,606	380,486
AT&T, Inc. (Telecommunications)	14,606	450,011
Bank of America Corp. (Banks)	14,606	480,537
Boeing Co. (Aerospace/Defense)	14,606	892,573
Caterpillar, Inc. (Machinery—Construction & Mining)	14,606	1,015,409
ChevronTexaco Corp. (Oil & Gas)	14,606	1,235,083
Citigroup, Inc. (Diversified Financial Services)	14,606	272,986
Coca-Cola Co. (Beverages)	14,606	752,209
E.I. du Pont de Nemours & Co. (Chemicals)	14,606	639,889
Exxon Mobil Corp. (Oil & Gas)	14,606	1,174,761
General Electric Co. (Miscellaneous Manufacturing)	14,606	413,204
General Motors Corp. (Auto Manufacturers)	14,606	161,688
Hewlett-Packard Co. (Computers)	14,606	654,349
Home Depot, Inc. (Retail)	14,606	348,061
Intel Corp. (Semiconductors)	14,606	324,107
International Business Machines Corp. (Computers)	14,606	1,869,276
J.P. Morgan Chase & Co. (Diversified Financial Services)	14,606	593,442
Johnson & Johnson (Healthcare—Products)	14,606	1,000,073
McDonald’s Corp. (Retail)	14,606	873,293
Merck & Co., Inc. (Pharmaceuticals)	14,606	480,537
Microsoft Corp. (Software)	14,606	375,666
Pfizer, Inc. (Pharmaceuticals)	14,606	272,694
Procter & Gamble Co. (Cosmetics/Personal Care)	14,606	956,401
United Technologies Corp. (Aerospace/Defense)	14,606	934,492
Verizon Communications, Inc. (Telecommunications)	14,606	497,188
Wal-Mart Stores, Inc. (Retail)	14,606	856,204
Walt Disney Co. (Media)	14,606	443,292

TOTAL COMMON STOCKS (Cost $15,959,534)		20,411,155

Repurchase Agreements (20.4%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,766,103 (Collateralized by $1,795,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $1,802,423)	$1,766,000	1,766,000

Repurchase Agreements, continued
	Principal Amount	Value
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $2,355,137 (Collateralized by $2,364,000 of various U.S. Government Agency Obligations, 3.38%-4.65%, 9/26/08-3/5/10, market value $2,405,599)	$2,355,000	$2,355,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,045,060 (Collateralized by $1,070,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $1,070,008)	1,045,000	1,045,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,166,000)		5,166,000

Options Purchased(NM)
	Contracts
Dow Jones Futures Put Option 7000 expiring September 2008	50	481
Dow Jones Futures Put Option 8000 expiring August 2008	250	702

TOTAL OPTIONS PURCHASED (Cost $3,750)		1,183

TOTAL INVESTMENT SECURITIES (Cost $21,129,284)—100.9%		25,578,338
Net other assets (liabilities)—(0.9)%		(216,827)

NET ASSETS—100.0%		$25,361,511

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring 9/19/08 (Underlying notional amount at value $28,377,500)	500	$129,210
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 8/27/08	$1,835,800	$39,882

See accompanying notes to the financial statements.

PROFUNDS UltraDow 30 ProFund	Schedule of Portfolio Investments July 31, 2008

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Aerospace/Defense	7.2%
Auto Manufacturers	0.6%
Banks	1.9%
Beverages	3.0%
Chemicals	2.5%
Computers	10.0%
Cosmetics/Personal Care	3.8%
Diversified Financial Services	5.5%
Healthcare—Products	3.9%
Insurance	1.5%
Machinery—Construction & Mining	4.0%
Media	1.7%
Mining	1.9%
Miscellaneous Manufacturing	5.7%
Oil & Gas	9.5%
Pharmaceuticals	3.0%
Retail	8.2%
Semiconductors	1.3%
Software	1.5%
Telecommunications	3.8%
Other**	19.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS UltraNASDAQ-100 ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (84.3%)
	Shares	Value
Activision Blizzard, Inc.* (Software)	54,880	$1,974,582
Adobe Systems, Inc.* (Software)	52,920	2,188,242
Akamai Technologies, Inc.* (Internet)	16,464	384,270
Altera Corp. (Semiconductors)	43,120	946,484
Amazon.com, Inc.* (Internet)	28,224	2,154,620
Amgen, Inc.* (Biotechnology)	51,744	3,240,727
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	13,328	420,498
Apollo Group, Inc.—Class A* (Commercial Services)	17,248	1,074,378
Apple Computer, Inc.* (Computers)	125,440	19,938,688
Applied Materials, Inc. (Semiconductors)	71,344	1,235,678
Autodesk, Inc.* (Software)	23,912	762,554
Baidu.com, Inc.ADR* (Internet)	2,744	952,580
Bed Bath & Beyond, Inc.* (Retail)	35,672	992,752
Biogen Idec, Inc.* (Biotechnology)	32,144	2,242,365
Broadcom Corp.—Class A* (Semiconductors)	41,552	1,009,298
C.H. Robinson Worldwide, Inc. (Transportation)	17,248	831,354
CA, Inc. (Software)	50,176	1,197,199
Cadence Design Systems, Inc.* (Computers)	27,440	202,782
Celgene Corp.* (Biotechnology)	43,904	3,314,313
Cephalon, Inc.* (Pharmaceuticals)	6,664	487,538
Check Point Software Technologies, Ltd.ADR* (Internet)	21,952	501,164
Cintas Corp. (Textiles)	18,816	535,127
Cisco Systems, Inc.* (Telecommunications)	214,816	4,723,804
Citrix Systems, Inc.* (Software)	22,344	595,244
Cognizant Technology Solutions Corp.* (Computers)	28,616	803,251
Comcast Corp.—Special Class A (Media)	145,432	2,998,808
Costco Wholesale Corp. (Retail)	23,128	1,449,663
Dell, Inc.* (Computers)	75,656	1,858,868
DENTSPLY International, Inc. (Healthcare—Products)	14,504	583,786
DIRECTV Group, Inc.* (Media)	85,064	2,298,429
Discovery Holding Co.—Class A* (Media)	24,304	483,164
DISH Network Corp.—Class A* (Media)	22,344	657,360
eBay, Inc.* (Internet)	99,960	2,515,993
Electronic Arts, Inc.* (Software)	32,536	1,404,904
Expedia, Inc.* (Internet)	28,616	560,015
Expeditors International of Washington, Inc. (Transportation)	21,168	751,676
Express Scripts, Inc.* (Pharmaceuticals)	22,736	1,603,797
Fastenal Co. (Distribution/Wholesale)	14,504	708,665
Fiserv, Inc.* (Software)	20,776	993,508
Flextronics International, Ltd.ADR* (Electronics)	92,512	826,132
FLIR Systems, Inc.* (Electronics)	13,720	558,953
Focus Media Holding, Ltd.ADR* (Advertising)	10,976	326,097
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	15,288	867,900
Garmin, Ltd.ADR (Electronics)	20,384	727,097
Genzyme Corp.* (Biotechnology)	34,104	2,614,072
Gilead Sciences, Inc.* (Pharmaceuticals)	92,512	4,993,798
Google, Inc.—Class A* (Internet)	14,896	7,056,980
Hansen Natural Corp.* (Beverages)	9,408	215,067
Henry Schein, Inc.* (Healthcare—Products)	9,016	482,897
Hologic, Inc.* (Healthcare—Products)	27,440	506,817
IAC/InterActiveCorp* (Internet)	29,400	513,324
Infosys Technologies, Ltd.ADR (Software)	11,368	447,786
Intel Corp. (Semiconductors)	204,232	4,531,908

Common Stocks, continued
	Shares	Value
Intuit, Inc.* (Software)	41,160	$1,124,903
Intuitive Surgical, Inc.* (Healthcare—Products)	3,920	1,220,257
Joy Global, Inc. (Machinery—Construction & Mining)	10,976	792,687
Juniper Networks, Inc.* (Telecommunications)	35,280	918,338
KLA-Tencor Corp. (Semiconductors)	21,168	795,705
Lam Research Corp.* (Semiconductors)	13,328	438,358
Lamar Advertising Co.* (Advertising)	7,448	282,875
Leap Wireless International, Inc.* (Telecommunications)	7,056	304,325
Level 3 Communications, Inc.* (Telecommunications)	154,056	523,790
Liberty Global, Inc.—Class A* (Media)	16,464	474,657
Liberty Media Holding Corp.—Interactive Series A* (Internet)	55,272	775,466
Linear Technology Corp. (Semiconductors)	30,184	937,213
Logitech International SAADR* (Computers)	18,032	472,979
Marvell Technology Group, Ltd.ADR* (Semiconductors)	58,800	869,652
Microchip Technology, Inc. (Semiconductors)	15,680	500,662
Microsoft Corp. (Software)	326,536	8,398,506
Millicom International Cellular SAADR (Telecommunications)	10,584	818,990
Monster Worldwide, Inc.* (Internet)	12,936	229,485
NetApp, Inc.* (Computers)	36,456	931,451
NII Holdings, Inc.—Class B* (Telecommunications)	16,464	899,922
NVIDIA Corp.* (Semiconductors)	55,663	636,785
Oracle Corp.* (Software)	218,736	4,709,386
PACCAR, Inc. (Auto Manufacturers)	41,552	1,747,677
Patterson Cos., Inc.* (Healthcare—Products)	12,544	391,749
Paychex, Inc. (Commercial Services)	34,888	1,148,513
PetSmart, Inc. (Retail)	12,936	293,777
Qualcomm, Inc. (Telecommunications)	198,744	10,998,493
Research In Motion, Ltd.ADR* (Computers)	57,624	7,077,380
Ryanair Holdings PLCADR* (Airlines)	11,760	286,356
SanDisk Corp.* (Computers)	21,168	298,469
Sears Holdings Corp.* (Retail)	14,112	1,143,072
Sigma-Aldrich Corp. (Chemicals)	12,544	761,923
Sirius Satellite Radio, Inc.* (Media)	165,424	264,678
Staples, Inc. (Retail)	48,216	1,084,860
Starbucks Corp.* (Retail)	103,096	1,514,480
Steel Dynamics, Inc. (Iron/Steel)	19,992	633,347
Stericycle, Inc.* (Environmental Control)	9,408	562,128
Sun Microsystems, Inc.* (Computers)	34,496	366,692
Symantec Corp.* (Internet)	89,376	1,883,152
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	64,288	2,882,674
VeriSign, Inc.* (Internet)	18,816	612,273
Vertex Pharmaceuticals, Inc.* (Biotechnology)	14,896	513,912
Virgin Media, Inc. (Telecommunications)	36,456	409,036
Whole Foods Market, Inc. (Food)	14,112	312,863
Wynn Resorts, Ltd. (Lodging)	12,544	1,222,789
Xilinx, Inc. (Semiconductors)	37,632	934,403
Yahoo!, Inc.* (Internet)	66,640	1,325,470

TOTAL COMMON STOCKS (Cost $76,051,739)		161,973,514

See accompanying notes to the financial statements.

PROFUNDS UltraNASDAQ-100 ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (11.1%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $7,294,425 (Collateralized by $7,411,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $7,441,647)	$7,294,000	$7,294,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $9,726,567 (Collateralized by $9,740,000 of various U.S. Government Agency Obligations, 3.38%-4.65%, 9/26/08-3/5/10, market value $9,923,039)	9,726,000	9,726,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $4,310,249 (Collateralized by $4,405,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $4,405,034)	4,310,000	4,310,000

TOTAL REPURCHASE AGREEMENTS (Cost $21,330,000)		21,330,000

TOTAL INVESTMENT SECURITIES (Cost $97,381,739)—95.4%		183,303,514
Net other assets (liabilities)—4.6%		8,745,841

NET ASSETS—100.0%		$192,049,355

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 9/19/08 (Underlying notional amount at value $11,551,800)	312	$159,791
NASDAQ-100 Futures Contract expiring 9/19/08 (Underlying notional amount at value $39,801,875)	215	(1,818,793)

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 8/27/08	$154,600,425	$3,823,331
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 8/27/08	15,844,711	393,601

UltraNASDAQ-100 ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	0.3%
Airlines	0.1%
Auto Manufacturers	0.9%
Beverages	0.1%
Biotechnology	6.3%
Chemicals	0.4%
Commercial Services	1.2%
Computers	16.7%
Distribution/Wholesale	0.4%
Electronics	1.1%
Engineering & Construction	0.4%
Environmental Control	0.3%
Food	0.2%
Healthcare—Products	1.6%
Internet	10.2%
Iron/Steel	0.3%
Lodging	0.6%
Machinery—Construction & Mining	0.4%
Media	3.6%
Pharmaceuticals	5.4%
Retail	3.5%
Semiconductors	6.7%
Software	12.2%
Telecommunications	10.3%
Textiles	0.3%
Transportation	0.8%
Other**	15.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS UltraInternational ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (95.7%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $6,563,383 (Collateralized by $6,668,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $6,695,575)	$6,563,000	$6,563,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $8,751,510 (Collateralized by $8,765,000 Federal Home Loan Bank, 4.65%, 9/26/08, market value $8,932,584)	8,751,000	8,751,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $3,878,224 (Collateralized by $3,960,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $3,960,031)	3,878,000	3,878,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,192,000)		19,192,000

TOTAL INVESTMENT SECURITIES (Cost $19,192,000)—95.7%		19,192,000
Net other assets (liabilities)—4.3%		852,046

NET ASSETS—100.0%		$20,044,046

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Futures Contract expiring 9/19/08 (Underlying notional amount at value $1,701,180)	18	$(34,093)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) terminating on 8/27/08	$38,357,452	$121,312

See accompanying notes to the financial statements.

PROFUNDS UltraEmerging Markets ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks† (68.3%)
	Shares	Value
Aluminum Corp. of China, Ltd. (Mining)	16,455	$418,122
America Movil SAB de C.V. (Telecommunications)	92,148	4,652,553
AngloGold Ashanti, Ltd. (Mining)	30,716	1,012,707
AU Optronics Corp. (Electronics)	81,781	924,125
Banco Bradesco S.A. (Banks)	167,841	3,563,264
Banco Itau Holding Financeira S.A. (Banks)	144,804	3,084,325
Cemex SAB de C.V.* (Building Materials)	88,857	1,889,100
China Life Insurance Co., Ltd. (Insurance)	51,559	2,917,724
China Mobile, Ltd. (Telecommunications)	92,148	6,160,094
China Netcom Group Corp. (Hong Kong), Ltd. (Telecommunications)	9,873	598,106
China Petroleum and Chemical Corp. (Oil & Gas)	17,552	1,847,172
China Telecom Corp., Ltd. (Telecommunications)	14,261	777,795
China Unicom, Ltd. (Telecommunications)	71,305	1,458,900
Chunghwa Telecom Co., Ltd. (Telecommunications)	51,559	1,298,771
CNOOC, Ltd. (Oil & Gas)	15,358	2,263,462
Companhia de Bebidas das Americas (AmBev) (Beverages)	16,455	974,465
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	30,716	729,505
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	42,783	1,676,666
Companhia Vale do Rio Doce (CVRD) (Mining)	134,931	4,051,978
Compania de Minas Buenaventura S.A. (Mining)	19,746	531,365
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	23,037	1,056,477
Gerdau S.A (Iron/Steel)	72,402	1,576,192
Gold Fields, Ltd. (Mining)	68,014	803,245
Grupo Televisa S.A. (Media)	53,753	1,208,905
HDFC Bank, Ltd. (Banks)	8,776	686,108
ICICI Bank, Ltd. (Banks)	43,880	1,299,287
Infosys Technologies, Ltd. (Software)	62,529	2,463,017
Kookmin Bank (Banks)	36,201	2,075,765
Korea Electric Power Corp. (Electric)	55,947	892,355
LG. Philips LCD Co., Ltd. (Electronics)	38,395	570,550
Mechel (Iron/Steel)	13,164	279,340
Mobile TeleSystems (Telecommunications)	19,746	1,409,864
PetroChina Company, Ltd. (Oil & Gas)	23,037	3,074,518
Petroleo Brasileiro S.A. (Oil & Gas)	123,961	6,930,660
POSCO (Iron/Steel)	30,716	4,074,477
PT Telekomunikasi Indonesia (Telecommunications)	26,328	868,297
Sasol, Ltd. (Oil & Gas Services)	51,559	2,729,533
Satyam Computer Services, Ltd. (Software)	32,910	702,299
Shinhan Financial Group Co., Ltd. (Diversified Financial Services)	19,746	1,844,869
SK Telecom Co., Ltd. (Telecommunications)	35,104	748,417
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	486,216	4,619,052
Tele Norte Leste Participacoes S.A. (Telecommunications)	27,425	647,504

Common Stocks†, continued
	Shares	Value
Telefonos de Mexico SAB de C.V. (Telmex) (Telecommunications)	30,716	$774,043
Tenaris S.A. (Iron/Steel)	25,231	1,520,168
Teva Pharmaceutical Industries, Ltd. (Pharmaceuticals)	88,857	3,984,348
Unibanco—Uniao de Bancos Brasileiros S.A. (Banks)	10,970	1,443,981
United Microelectronics Corp. (Semiconductors)	274,250	704,823
Vimpel-Communications (Telecommunications)	35,104	885,674

TOTAL COMMON STOCKS (Cost $100,050,702)		90,703,967

Preferred Stocks† (10.1%)
Companhia Vale do Rio Doce (CVRD) (Mining)	211,721	5,540,739
Petroleo Brasileiro S.A. (Oil & Gas)	171,132	7,844,691

TOTAL PREFERRED STOCKS (Cost $15,715,848)		13,385,430

Repurchase Agreements (22.8%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $10,371,605 (Collateralized by $10,536,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $10,579,570)	$10,371,000	10,371,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $13,829,807 (Collateralized by $13,850,000 Federal Home Loan Bank, 4.65%, 9/26/08, market value $14,114,808)	13,829,000	13,829,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $6,127,354 (Collateralized by $6,255,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $6,255,048)	6,127,000	6,127,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,327,000)		30,327,000

TOTAL INVESTMENT SECURITIES (Cost $146,093,550)—101.2%		134,416,397
Net other assets (liabilities)—(1.2)%		(1,528,664)

NET ASSETS—100.0%		$132,887,733

†	As of July 31, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the financial statements.

PROFUNDS UltraEmerging Markets ProFund	Schedule of Portfolio Investments July 31, 2008

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 8/27/08	$162,442,341	$(2,754,578)

UltraEmerging Markets ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Banks	9.2%
Beverages	1.5%
Building Materials	1.4%
Diversified Financial Services	1.4%
Electric	1.2%
Electronics	1.1%
Insurance	2.2%
Iron/Steel	6.9%
Media	0.9%
Mining	9.3%
Oil & Gas	16.5%
Oil & Gas Services	2.1%
Pharmaceuticals	3.0%
Semiconductors	4.0%
Software	2.4%

Telecommunications	15.3%
Other**	21.6%

UltraEmerging Markets ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of July 31, 2008:

Brazil	28.7%
China	6.8%
Hong Kong	7.9%
Indonesia	0.7%
Israel	3.0%
India	3.9%
South Korea	7.7%
Argentina(a)	1.1%
Mexico	7.2%
Peru	0.4%
Russia	1.9%
South Africa	3.4%
Taiwan	5.7%
Other**	21.6%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
(a)	Securities classified as Argentina are registered in Luxembourg.

See accompanying notes to the financial statements.

PROFUNDS UltraLatin America ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks† (64.9%)
	Shares	Value
America Movil SAB de C.V. (Telecommunications)	14,170	$715,443
Aracruz Celulose S.A. (Forest Products & Paper)	4,550	316,225
Banco Bradesco S.A. (Banks)	52,260	1,109,480
Banco Itau Holding Financeira S.A. (Banks)	51,220	1,090,986
Bancolombia S.A. (Banks)	7,410	249,939
Brasil Telecom Participacoes S.A. (Telecommunications)	4,680	365,789
Cemex SAB de C.V.* (Building Materials)	24,180	514,067
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Food)	6,370	293,593
Companhia de Bebidas das Americas (AmBev) (Beverages)	9,360	554,299
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Water)	6,110	306,111
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	20,800	494,000
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	26,780	1,049,508
Companhia Vale do Rio Doce (CVRD) (Mining)	60,450	1,815,314
Compania de Minas Buenaventura S.A. (Mining)	15,340	412,800
Empresa Brasileira de Aeronautica S.A. (Embraer) (Aerospace/Defense)	8,840	270,150
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	8,450	403,488
Empresas ICA S.A.B. de C.V. (Engineering & Construction)	11,700	246,870
Enersis S.A. (Electric)	20,020	356,756
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	14,170	649,836
Gerdau S.A (Iron/Steel)	44,330	965,064
Grupo Televisa S.A. (Media)	29,120	654,909
Net Servicos de Comunicacao S.A. (Media)	20,670	259,615
Perdigao S.A. (Food)	7,670	423,231
Petroleo Brasileiro S.A. (Oil & Gas)	41,730	2,333,124
Sadia S.A. (Food)	15,080	331,609
Sociedad Quimica y Minera de Chile S.A. (Chemicals)	7,670	313,933
Tele Norte Leste Participacoes S.A. (Telecommunications)	20,540	484,950
Telefonos de Mexico SAB de C.V. (Telmex) (Telecommunications)	16,900	425,880
Tenaris S.A. (Iron/Steel)	14,040	845,910
Ultrapar Participacoes S.A. (Gas)	8,060	293,706
Unibanco—Uniao de Bancos Brasileiros S.A. (Banks)	6,370	838,483
Vivo Participacoes S.A. (Telecommunications)	54,730	311,414
Votorantim Celulose e Papel S.A. (Forest Products & Paper)	9,360	226,699

TOTAL COMMON STOCKS (Cost $19,020,876)		19,923,181

Preferred Stocks† (16.6%)
	Shares	Value
Companhia Vale do Rio Doce (CVRD) (Mining)	93,730	$2,452,914
Petroleo Brasileiro S.A (Oil & Gas)	57,590	2,639,926

TOTAL PREFERRED STOCKS (Cost $5,138,190)		5,092,840

Repurchase Agreements (23.8%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $2,504,146 (Collateralized by $2,545,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $2,555,525)	$2,504,000	2,504,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $3,339,195 (Collateralized by $3,351,000 of various U.S. Government Agency Obligations, 3.38%-4.65%, 9/26/08-3/5/10, market value $3,409,501)	3,339,000	3,339,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,481,086 (Collateralized by $1,520,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $1,520,012)	1,481,000	1,481,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,324,000)		7,324,000

TOTAL INVESTMENT SECURITIES (Cost $31,483,066)—105.3%		32,340,021
Net other assets (liabilities)—(5.3)%		(1,626,818)

NET ASSETS—100.0%		$30,713,203

†	As of July 31, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Mellon Latin America 35 ADR Index terminating on 8/27/08	$36,094,882	$(515,392)

See accompanying notes to the financial statements.

PROFUNDS UltraLatin America ProFund	Schedule of Portfolio Investments July 31, 2008

UltraLatin America ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Aerospace/Defense	0.9%
Banks	10.7%
Beverages	3.9%
Building Materials	1.7%
Chemicals	1.0%
Electric	4.1%
Engineering & Construction	0.8%
Food	3.5%
Forest Products & Paper	1.7%
Gas	1.0%
Iron/Steel	9.3%
Media	3.0%
Mining	15.2%
Oil & Gas	16.2%
Telecommunications	7.5%
Water	1.0%
Other**	18.5%

UltraLatin America ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of July 31, 2008:

Argentina(a)	2.8%
Brazil	62.7%
Chile	3.5%
Colombia	0.8%
Mexico	10.4%
Peru	1.3%
Other**	18.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
(a)	Securities classified as Argentina are registered in Luxembourg.

See accompanying notes to the financial statements.

PROFUNDS UltraChina ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks† (73.2%)
	Shares	Value
02Micro International, Ltd.* (Semiconductors)	7,350	$37,706
Airmedia Group, Inc.* (Advertising)	4,060	56,799
Aluminum Corp. of China, Ltd. (Mining)	8,960	227,674
Baidu.com, Inc.* (Internet)	840	291,606
China Digital TV Holding Co., Ltd* (Electronics)	5,390	72,118
China Eastern Airlines Corp., Ltd.* (Airlines)	2,380	78,112
China Life Insurance Co., Ltd. (Insurance)	13,860	784,337
China Medical Technologies, Inc. (Healthcare—Products)	2,520	120,758
China Mobile, Ltd. (Telecommunications)	16,730	1,118,400
China Nepstar Chain Drugstore, Ltd. (Retail)	7,910	61,540
China Netcom Group Corp. (Hong Kong), Ltd. (Telecommunications)	5,600	339,248
China Petroleum and Chemical Corp. (Oil & Gas)	6,020	633,545
China Southern Airlines Co., Ltd.* (Airlines)	3,430	77,004
China Telecom Corp., Ltd. (Telecommunications)	6,790	370,327
China Unicom, Ltd. (Telecommunications)	26,180	535,643
CNOOC, Ltd. (Oil & Gas)	4,340	639,629
Ctrip.com International, Ltd. (Internet)	4,760	214,628
E-House China Holdings, Ltd.* (Real Estate)	7,000	66,430
Focus Media Holding, Ltd.* (Advertising)	8,400	249,564
Giant Interactive Group, Inc.* (Internet)	11,340	105,916
Guangshen Railway Company, Ltd. (Transportation)	4,060	100,932
Home Inns & Hotels Management, Inc.* (Lodging)	3,360	52,550
Huaneng Power International, Inc. (Electric)	6,160	173,527
Hutchison Telecommunications International, Ltd.* (Telecommunications)	8,260	161,896
JA Solar Holdings Co., Ltd.* (Energy—Alternate Sources)	10,150	153,975
LDK Solar Company, Ltd.* (Energy—Alternate Sources)	3,220	108,417
Longtop Financial Technologies, Ltd.* (Software)	3,850	64,950
Melco Crown Entertainment, Ltd.* (Lodging)	11,970	73,975
Mindray Medical International, Ltd. (Healthcare—Products)	4,760	190,162
Netease.com, Inc.* (Internet)	6,230	141,421
New Oriental Education & Technology Group, Inc.* (Commercial Services)	2,660	186,200
Perfect World Co., Ltd.* (Internet)	3,360	88,906
PetroChina Company, Ltd. (Oil & Gas)	6,020	803,429
Semiconductor Manufacturing International Corp.* (Semiconductors)	38,710	104,517
Shanda Interactive Entertainment, Ltd.* (Internet)	4,410	113,910
Sinopec Shanghai Petrochemical Co., Ltd. (Chemicals)	2,870	94,825
Suntech Power Holdings Co., Ltd.* (Energy—Alternate Sources)	6,300	210,798
The9, Ltd.* (Software)	2,450	54,782
Trina Solar, Ltd.* (Energy—Alternate Sources)	2,520	69,350
WuXi PharmaTech Cayman, Inc.* (Biotechnology)	5,880	106,546
Yanzhou Coal Mining Co., Ltd. (Coal)	12,950	232,970

Common Stocks†, continued
	Shares	Value
Yingli Green Energy Holding Co., Ltd.* (Energy—Alternate Sources)	6,650	$112,119

TOTAL COMMON STOCKS (Cost $10,075,402)		9,481,141

Repurchase Agreements (30.7%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,358,079 (Collateralized by $1,380,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $1,385,707)	$1,358,000	1,358,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,810,106 (Collateralized by $1,822,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,847,317)	1,810,000	1,810,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $803,046 (Collateralized by $825,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $825,006)	803,000	803,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,971,000)		3,971,000

TOTAL INVESTMENT SECURITIES (Cost $14,046,402)—103.9%		13,452,141
Net other assets (liabilities)—(3.9)%		(504,262)

NET ASSETS—100.0%		$12,947,879

†	As of July 31, 2008, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Mellon China Select ADR Index terminating on 8/27/08	$16,489,708	$(343,834)

See accompanying notes to the financial statements.

PROFUNDS UltraChina ProFund	Schedule of Portfolio Investments July 31, 2008

UltraChina ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	2.3%
Airlines	1.2%
Biotechnology	0.8%
Chemicals	0.7%
Coal	1.8%
Commercial Services	1.4%
Electric	1.3%
Electronics	0.6%
Energy—Alternate Sources	5.0%
Healthcare—Products	2.4%
Insurance	6.1%
Internet	7.5%
Lodging	1.0%
Mining	1.8%
Oil & Gas	16.0%

Real Estate	0.5%
Retail	0.5%
Semiconductors	1.1%
Software	0.9%
Telecommunications	19.5%
Transportation	0.8%
Other**	26.8%

UltraChina ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of July 31, 2008:

China	52.9%
Hong Kong	20.3%
Other**	26.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS UltraJapan ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (66.3%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $14,658,855 (Collateralized by $14,890,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $14,951,576)	$14,658,000	$14,658,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $19,545,140 (Collateralized by $19,903,000 of various U.S. Government Agency Obligations, 3.63%-3.38%, 3/5/10-7/1/11, market value $19,939,585)	19,544,000	19,544,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $8,659,500 (Collateralized by $8,720,000 of various U.S. Government Agency Obligations, 2.60%-3.38%, 1/6/10-3/5/10, market value $8,835,657)	8,659,000	8,659,000

TOTAL REPURCHASE AGREEMENTS (Cost $42,861,000)		42,861,000

Options Purchased(NM)
	Contracts
Nikkei 225 Futures Put Option 8000 expiring August 2008	1,350	34,914

TOTAL OPTIONS PURCHASED (Cost $72,900)		34,914

TOTAL INVESTMENT SECURITIES (Cost $42,933,900)—66.3%		42,895,914
Net other assets (liabilities)—33.7%		21,797,665

NET ASSETS—100.0%		$64,693,579

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring 9/12/08 (Underlying notional amount at value $124,741,800)	1,873	$1,556,747
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Nikkei 225 Stock Average Index terminating on 8/27/08	$3,236,249	$16,336

See accompanying notes to the financial statements.

PROFUNDS Bear ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (147.7%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $81,081,729 (Collateralized by $81,569,000 of various Federal Home Loan Mortgage Corp. Securities, 3.00%-3.25%, 2/12/10-4/30/10, market value $82,700,057)	$81,077,000	$81,077,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $108,108,306 (Collateralized by $108,609,000 of various U.S. Government Agency Obligations, 3.63%-5.63%, 9/10/10-6/29/12, market value $110,265,720)	108,102,000	108,102,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $47,887,767 (Collateralized by $48,244,000 of various U.S. Government Agency Obligations, 2.60%-3.38%, 1/6/10-3/5/10, market value $48,845,550)	47,885,000	47,885,000

TOTAL REPURCHASE AGREEMENTS (Cost $237,064,000)		237,064,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option 1975 expiring September 2008	305	2,044

TOTAL OPTIONS PURCHASED (Cost $5,185)		2,044

TOTAL INVESTMENT SECURITIES (Cost $237,069,185)—147.7%		237,066,044
Net other assets (liabilities)—(47.7)%		(76,540,194)

NET ASSETS—100.0%		$160,525,850

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $2,533,500)	40	$1,460
Futures Contracts Sold
S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $38,002,500)	120	2,294,460
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index terminating on 8/27/08	$(123,299,902)	$(4,863,539)
Equity Index Swap Agreement based on the S&P 500 Index terminating on 8/27/08	(2,862,694)	(75,021)

See accompanying notes to the financial statements.

PROFUNDS Short Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (107.1%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $4,459,260 (Collateralized by $4,531,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $4,549,737)	$4,459,000	$4,459,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $5,945,347 (Collateralized by $5,965,000 of various U.S. Government Agency Obligations, 3.38%-4.65%, 9/26/08-3/5/10, market value $6,067,059)	5,945,000	5,945,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $2,635,152 (Collateralized by $2,695,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $2,695,021)	2,635,000	2,635,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,039,000)		13,039,000

Options Purchased(NM)
	Contracts
Russell 2000 Futures Call Option 1100 expiring September 2008	50	685

TOTAL OPTIONS PURCHASED (Cost $1,434)		685

TOTAL INVESTMENT SECURITIES (Cost $13,040,434)—107.1%		13,039,685
Net other assets (liabilities)—(7.1)%		(864,208)

NET ASSETS—100.0%		$12,175,477

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $3,487,820)	49	$72,942
Futures Contracts Sold
Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $2,135,400)	6	18,423
Russell 2000 Mini Futures Contract expiring 9/19/08 (Underlying notional amount at value $1,637,140)	23	(98,703)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 8/27/08	$(5,479,309)	$(194,596)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 8/27/08	(6,654,843)	(173,011)

See accompanying notes to the financial statements.

PROFUNDS Short NASDAQ-100 ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (94.8%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $3,841,224 (Collateralized by $3,904,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $3,920,145)	$3,841,000	$3,841,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $5,122,299 (Collateralized by $5,141,000 of various U.S. Government Agency Obligations, 3.38%-4.65%, 9/26/08-3/5/10, market value $5,229,702)	5,122,000	5,122,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $2,270,131 (Collateralized by $2,325,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $2,325,018)	2,270,000	2,270,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,233,000)		11,233,000

Options Purchased(NM)
	Contracts
NASDAQ-100 Futures Call Option 2800 September 2008	25	200

TOTAL OPTIONS PURCHASED (Cost $467)		200

TOTAL INVESTMENT SECURITIES (Cost $11,233,467)—94.8%		11,233,200
Net other assets (liabilities)—5.2%		611,117

NET ASSETS—100.0%		$11,844,317

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 9/19/08 (Underlying notional amount at value $1,110,750)	30	$(8,779)
NASDAQ-100 Futures Contract expiring 9/19/08 (Underlying notional amount at value $370,250)	2	16,911
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 8/27/08	$(10,303,424)	$(276,051)
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 8/27/08	(17,270)	(429)

See accompanying notes to the financial statements.

PROFUNDS UltraBear ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (102.5%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $46,777,729 (Collateralized by $47,096,000 of various Federal Home Loan Mortgage Corp. Securities, 3.00%-3.25%, 2/12/10-4/30/10, market value $47,711,841)	$46,775,000	$46,775,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $62,370,638 (Collateralized by $62,711,000 of various U.S. Government Agency Obligations, 3.63%-5.63%, 9/26/08-6/29/12, market value $63,620,614)	62,367,000	62,367,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $27,628,596 (Collateralized by $27,866,000 of various U.S. Government Agency Obligations, 2.60%-3.38%, 1/6/10-3/5/10, market value $28,185,162)	27,627,000	27,627,000

TOTAL REPURCHASE AGREEMENTS (Cost $136,769,000)		136,769,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option 1975 expiring September 2008	575	3,853

TOTAL OPTIONS PURCHASED (Cost $9,763)		3,853

TOTAL INVESTMENT SECURITIES (Cost $136,778,763)—102.5%		136,772,853
Net other assets (liabilities)—(2.5)%		(3,374,444)

NET ASSETS—100.0%		$133,398,409

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $56,243,700)	888	$(116,728)
Futures Contracts Sold
S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $153,910,125)	486	9,292,563
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index terminating on 8/27/08	$(152,656,728)	$(4,069,262)
Equity Index Swap Agreement based on the S&P 500 Index terminating on 8/27/08	(21,335,894)	(559,135)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Mid-Cap ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (100.2%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $3,154,184 (Collateralized by $3,205,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $3,218,254)	$3,154,000	$3,154,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $4,206,245 (Collateralized by $4,222,000 of various U.S. Government Agency Obligations, 3.38%-4.65%, 9/26/08-3/5/10, market value $4,294,328)	4,206,000	4,206,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,864,108 (Collateralized by $1,910,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $1,910,015)	1,864,000	1,864,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,224,000)		9,224,000

Options Purchased(NM)
	Contracts
S&P Midcap 400 Futures Call Option 1200 expiring September 2008	40	544

TOTAL OPTIONS PURCHASED (Cost $1,160)		544

TOTAL INVESTMENT SECURITIES (Cost $9,225,160)—100.2%		9,224,544
Net other assets (liabilities)—(0.2)%		(21,394)

NET ASSETS—100.0%		$9,203,150

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring 9/19/08 (Underlying notional amount at value $3,289,020)	41	$22,473
Futures Contracts Sold
S&P MidCap 400 Futures Contract expiring 9/19/08 (Underlying notional amount at value $8,423,100)	21	564,806
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 8/27/08	$(12,920,692)	$(314,758)
Equity Index Swap Agreement based on the S&P MidCap 400 Index terminating on 8/27/08	(354,223)	(7,546)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Small-Cap ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (98.3%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $48,475,828 (Collateralized by $48,801,000 of various Federal Home Loan Mortgage Corp. Securities, 3.00%-3.25%, 2/12/10-4/30/10, market value $49,444,306)	$48,473,000	$48,473,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $64,633,770 (Collateralized by $64,809,000 of various U.S. Government Agency Obligations, 4.65%-5.63%, 9/26/08-6/29/12, market value $65,927,514)	64,630,000	64,630,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $28,630,654 (Collateralized by $28,871,000 of various U.S. Government Agency Obligations, 2.60%-3.38%, 1/6/10-3/5/10, market value $29,205,618)	28,629,000	28,629,000

TOTAL REPURCHASE AGREEMENTS (Cost $141,732,000)		141,732,000

Options Purchased(NM)
	Contracts
Russell 2000 Futures Call Option 1100 expiring September 2008	600	8,220

TOTAL OPTIONS PURCHASED (Cost $17,202)		8,220

TOTAL INVESTMENT SECURITIES (Cost $141,749,202)—98.3%		141,740,220
Net other assets (liabilities)—1.7%		2,511,474

NET ASSETS—100.0%		$144,251,694

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $7,046,820)	99	$(25,005)
Futures Contracts Sold
Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $118,870,600)	334	1,025,547
Russell 2000 Mini Futures Contract expiring 9/19/08 (Underlying notional amount at value $8,043,340)	113	(341,096)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 8/27/08	$(103,312,727)	$(2,960,005)
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 8/27/08	(65,369,924)	(1,681,276)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Dow 30 ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (92.8%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $5,763,336 (Collateralized by $5,855,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $5,879,213)	$5,763,000	$5,763,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $7,684,448 (Collateralized by $7,702,000 of various U.S. Government Agency Obligations, 3.38%-4.65%, 9/26/08-3/5/10, market value $7,842,066)	7,684,000	7,684,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $3,404,197 (Collateralized by $3,480,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $3,480,027)	3,404,000	3,404,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,851,000)		16,851,000

Options Purchased(NM)
	Contracts
E-Mini Dow Jones Futures Call Option 16000 expiring September 2008	550	2,115

TOTAL OPTIONS PURCHASED (Cost $4,126)		2,115

TOTAL INVESTMENT SECURITIES (Cost $16,855,126)—92.8%		16,853,115
Net other assets (liabilities)—7.2%		1,304,827

NET ASSETS—100.0%		$18,157,942

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring 9/19/08 (Underlying notional amount at value $25,710,015)	453	$1,458,183
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 8/27/08	$(7,702,337)	$(151,567)
Equity Index Swap Agreement based on the Dow Jones Industrial Average terminating on 8/27/08	(2,988,621)	(65,759)

See accompanying notes to the financial statements.

PROFUNDS UltraShort NASDAQ-100 ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (77.2%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $31,899,861 (Collateralized by $32,146,000 of various Federal Home Loan Mortgage Corp. Securities, 3.00%-3.25%, 2/12/10-4/30/10, market value $32,537,590)	$31,898,000	$31,898,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $42,532,481 (Collateralized by $42,643,000 of various U.S. Government Agency Obligations, 4.65%-5.63%, 9/26/08-6/29/12, market value $43,387,657)	42,530,000	42,530,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $18,841,089 (Collateralized by $19,026,000 of various U.S. Government Agency Obligations, 2.60%-3.38%, 1/6/10-3/5/10, market value $19,222,058)	18,840,000	18,840,000

TOTAL REPURCHASE AGREEMENTS (Cost $93,268,000)		93,268,000

Options Purchased(NM)
	Contracts
NASDAQ-100 Futures Call Option 2800 September 2008	240	1,915

TOTAL OPTIONS PURCHASED (Cost $4,482)		1,915

TOTAL INVESTMENT SECURITIES (Cost $93,272,482)—77.2%		93,269,915
Net other assets (liabilities)—22.8%		27,563,684

NET ASSETS—100.0%		$120,833,599

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ-100 Futures Contract expiring 9/19/08 (Underlying notional amount at value $66,274,750)	1,790	$172,280
NASDAQ-100 Futures Contract expiring 9/19/08 (Underlying notional amount at value $11,662,875)	63	532,697
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 8/27/08	$(39,676,556)	$(1,037,101)
Equity Index Swap Agreement based on the NASDAQ-100 Index terminating on 8/27/08	(123,822,055)	(3,078,904)

See accompanying notes to the financial statements.

PROFUNDS UltraShort International ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (103.0%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $17,272,007 (Collateralized by $17,545,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $17,617,555)	$17,271,000	$17,271,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $23,029,343 (Collateralized by $23,345,000 of various Federal Home Loan Bank Securities, 3.63%-4.65%, 9/26/08-7/1/11, market value $23,496,674)	23,028,000	23,028,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $10,202,589 (Collateralized by $10,415,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $10,415,080)	10,202,000	10,202,000

TOTAL REPURCHASE AGREEMENTS (Cost $50,501,000)		50,501,000

TOTAL INVESTMENT SECURITIES (Cost $50,501,000)—103.0%		50,501,000
Net other assets (liabilities)—(3.0)%		(1,454,303)

NET ASSETS—100.0%		$49,046,697

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) terminating on 8/27/08	$(97,891,061)	$(422,893)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Emerging Markets ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (106.0%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $25,706,499 (Collateralized by $25,910,000 of various U.S. Government Agency Obligations, 3.00%-3.25%, 2/12/10-4/30/10, market value $26,221,262)	$25,705,000	$25,705,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $34,274,999 (Collateralized by $34,922,000 of various U.S. Government Agency Obligations, 3.63%-5.20%, 9/10/10-7/1/11, market value $34,966,165)	34,273,000	34,273,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $15,182,877 (Collateralized by $15,338,000 of various U.S. Government Agency Obligations, 2.60%-3.38%, 1/6/10-3/5/10, market value $15,492,720)	15,182,000	15,182,000

TOTAL REPURCHASE AGREEMENTS (Cost $75,160,000)		75,160,000

TOTAL INVESTMENT SECURITIES (Cost $75,160,000)—106.0%		75,160,000
Net other assets (liabilities)—(6.0)%		(4,243,054)

NET ASSETS—100.0%		$70,916,946

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 8/27/08	$(7,511,289)	$(31,372)
Equity Index Swap Agreement based on the Bank of New York Mellon Emerging Markets 50 ADR Index terminating on 8/27/08	(133,689,158)	(4,508,003)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Latin America ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (111.8%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,206,070 (Collateralized by $1,226,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $1,231,070)	$1,206,000	$1,206,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,608,094 (Collateralized by $1,619,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,641,496)	1,608,000	1,608,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $714,041 (Collateralized by $730,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $730,006)	714,000	714,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,528,000)		3,528,000

TOTAL INVESTMENT SECURITIES (Cost $3,528,000)—111.8%		3,528,000
Net other assets (liabilities)—(11.8)%		(371,271)

NET ASSETS—100.0%		$3,156,729

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Mellon Latin America 35 ADR Index terminating on 8/27/08	$(6,323,040)	$(375,940)

See accompanying notes to the financial statements.

PROFUNDS UltraShort China ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (97.9%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,662,097 (Collateralized by $1,690,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $1,696,989)	$1,662,000	$1,662,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $2,217,129 (Collateralized by $2,226,000 of various U.S. Government Agency Obligations, 3.38%-4.65%, 9/26/08-3/5/10, market value $2,262,364)	2,217,000	2,217,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $984,057 (Collateralized by $1,005,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $1,005,008)	984,000	984,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,863,000)		4,863,000

TOTAL INVESTMENT SECURITIES (Cost $4,863,000)—97.9%		4,863,000
Net other assets (liabilities)—2.1%		102,705

NET ASSETS—100.0%		$4,965,705

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Mellon China Select ADR Index terminating on 8/27/08	$(8,644,371)	$(282,696)
Equity Index Swap Agreement based on the Bank of New York Mellon China Select ADR Index terminating on 8/27/08	(1,300,325)	(325)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Japan ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (193.7%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $5,417,316 (Collateralized by $5,504,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $5,526,761)	$5,417,000	$5,417,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $7,222,421 (Collateralized by $7,234,000 of various U.S. Government Agency Obligations, 3.38%-4.65%, 9/26/08-3/5/10, market value $7,369,914)	7,222,000	7,222,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $3,200,185 (Collateralized by $3,270,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $3,270,025)	3,200,000	3,200,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,839,000)		15,839,000

Options Purchased(NM)
	Contracts
Nikkei 225 Futures Call Option 19000 expiring August 2008	600	3,409

TOTAL OPTIONS PURCHASED (Cost $17,400)		3,409

TOTAL INVESTMENT SECURITIES (Cost $15,856,400)—193.7%		15,842,409
Net other assets (liabilities)—(93.7)%		(7,664,999)

NET ASSETS—100.0%		$8,177,410

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring 9/12/08 (Underlying notional amount at value $15,318,000)	230	$1,178,175
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Nikkei 225 Stock Average terminating on 8/27/08	$(1,123,626)	$(5,718)

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (60.9%)
	Shares	Value
Amcore Financial, Inc. (Banks)	288	$1,768
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	288	2,074
Associated Banc-Corp (Banks)	1,728	28,840
Astoria Financial Corp. (Savings & Loans)	1,296	28,991
BancorpSouth, Inc. (Banks)	1,152	24,538
Bank of America Corp. (Banks)	64,944	2,136,658
Bank of Hawaii Corp. (Banks)	720	36,281
BB&T Corp. (Banks)	7,920	221,918
BOK Financial Corp. (Banks)	288	11,520
Cathay Bancorp, Inc. (Banks)	720	11,477
Citigroup, Inc. (Diversified Financial Services)	77,616	1,450,643
Citizens Republic Bancorp, Inc. (Banks)	1,152	3,859
City National Corp. (Banks)	576	28,299
Comerica, Inc. (Banks)	2,160	62,035
Commerce Bancshares, Inc. (Banks)	864	37,696
Cullen/Frost Bankers, Inc. (Banks)	720	37,973
Dime Community Bancshares, Inc. (Savings & Loans)	432	7,227
Downey Financial Corp. (Savings & Loans)	288	608
East West Bancorp, Inc. (Banks)	864	10,290
F.N.B. Corp. (Banks)	1,296	14,684
Fifth Third Bancorp (Banks)	7,056	98,572
First BanCorp (Banks)	1,152	10,080
First Horizon National Corp. (Banks)	2,592	24,365
First Midwest Bancorp, Inc. (Banks)	720	14,782
First Niagara Financial Group, Inc. (Savings & Loans)	1,584	22,160
FirstMerit Corp. (Banks)	1,008	19,837
Frontier Financial Corp. (Banks)	720	8,316
Fulton Financial Corp. (Banks)	2,448	25,802
Guaranty Financial Group, Inc.* (Savings & Loans)	432	1,430
Hancock Holding Co. (Banks)	432	19,392
Hudson City Bancorp, Inc. (Savings & Loans)	6,912	126,213
Huntington Bancshares, Inc. (Banks)	5,184	36,392
International Bancshares Corp. (Banks)	720	17,712
J.P. Morgan Chase & Co. (Diversified Financial Services)	49,248	2,000,946
KeyCorp (Banks)	6,480	68,364
M&T Bank Corp. (Banks)	1,152	81,078
Marshall & Ilsley Corp. (Banks)	3,456	52,531
National City Corp. (Banks)	9,216	43,592
New York Community Bancorp (Savings & Loans)	4,896	81,371
NewAlliance Bancshares, Inc. (Savings & Loans)	1,440	18,691
Northern Trust Corp. (Banks)	3,168	247,643
Old National Bancorp (Banks)	1,008	15,301
Pacific Capital Bancorp (Banks)	720	9,410
PacWest Bancorp (Banks)	432	8,044
Park National Corp. (Banks)	144	9,019
People’s United Financial, Inc. (Banks)	2,448	41,567
PNC Financial Services Group (Banks)	4,896	349,036
Popular, Inc. (Banks)	3,600	24,732
Prosperity Bancshares, Inc. (Banks)	576	18,490
Provident Bankshares Corp. (Banks)	432	3,931
Provident Financial Services, Inc. (Savings & Loans)	864	12,606
Regions Financial Corp. (Banks)	9,936	94,193

Common Stocks, continued
	Shares	Value
South Financial Group, Inc. (Banks)	1,008	$6,078
Sovereign Bancorp, Inc. (Savings & Loans)	6,912	65,802
Sterling Bancshares, Inc. (Banks)	1,008	9,798
Sterling Financial Corp. (Savings & Loans)	720	5,386
SunTrust Banks, Inc. (Banks)	5,040	206,942
Susquehanna Bancshares, Inc. (Banks)	1,296	18,559
SVB Financial Group* (Banks)	432	24,879
Synovus Financial Corp. (Banks)	3,888	36,975
TCF Financial Corp. (Banks)	1,728	22,032
The Colonial BancGroup, Inc. (Banks)	2,880	19,181
TrustCo Bank Corp. NY (Banks)	1,008	8,800
Trustmark Corp. (Banks)	720	13,003
U.S. Bancorp (Banks)	24,624	753,741
UCBH Holdings, Inc. (Banks)	1,584	7,144
Umpqua Holdings Corp. (Banks)	864	11,733
UnionBanCal Corp. (Banks)	720	38,678
United Bankshares, Inc. (Banks)	576	14,509
United Community Banks, Inc. (Banks)	720	7,668
Valley National Bancorp (Banks)	1,728	34,111
Wachovia Corp. (Banks)	30,816	532,192
Washington Federal, Inc. (Savings & Loans)	1,296	24,106
Washington Mutual, Inc. (Savings & Loans)	12,528	66,774
Webster Financial Corp. (Banks)	720	14,299
Wells Fargo & Co. (Banks)	44,496	1,346,894
Westamerica Bancorp (Banks)	432	22,464
Whitney Holding Corp. (Banks)	864	17,764
Wilmington Trust Corp. (Banks)	1,008	23,759
Wintrust Financial Corp. (Banks)	288	5,947
Zions Bancorp (Banks)	1,584	46,364

TOTAL COMMON STOCKS (Cost $9,570,190)		11,168,559

Repurchase Agreements (38.7%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $2,426,142 (Collateralized by $2,465,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $2,475,194)	$2,426,000	2,426,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $3,235,189 (Collateralized by $3,245,000 Federal Home Loan Bank, 4.65%, 9/26/08, market value $3,307,043)	3,235,000	3,235,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,436,083 (Collateralized by $1,470,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $1,470,011)	1,436,000	1,436,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,097,000)		7,097,000

TOTAL INVESTMENT SECURITIES (Cost $16,667,190)—99.6%		18,265,559
Net other assets (liabilities)—0.4%		67,520

NET ASSETS—100.0%		$18,333,079

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index terminating on 8/25/08	$16,372,743	$(172,945)

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Banks	39.6%
Diversified Financial Services	18.8%
Savings & Loans	2.5%
Other**	39.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (72.3%)
	Shares	Value
AbitibiBowater, Inc. (Forest Products & Paper)	5,746	$48,439
Air Products & Chemicals, Inc. (Chemicals)	20,956	1,995,221
Airgas, Inc. (Chemicals)	7,436	425,934
AK Steel Holding Corp. (Iron/Steel)	11,830	751,205
Albemarle Corp. (Chemicals)	9,802	381,592
Alcoa, Inc. (Mining)	86,528	2,920,320
Allegheny Technologies, Inc. (Iron/Steel)	10,140	479,521
Alpha Natural Resources, Inc.* (Coal)	7,436	735,792
Arch Coal, Inc. (Coal)	15,210	856,475
Ashland, Inc. (Chemicals)	6,084	254,129
Avery Dennison Corp. (Household Products/Wares)	10,140	446,261
Cabot Corp. (Chemicals)	5,408	145,097
Carpenter Technology Corp. (Iron/Steel)	5,070	196,209
Celanese Corp.—Series A (Chemicals)	16,224	625,111
Century Aluminum Co.* (Mining)	3,718	220,924
CF Industries Holdings, Inc. (Chemicals)	6,084	994,491
Chemtura Corp. (Chemicals)	25,688	167,486
Cleveland-Cliffs, Inc. (Iron/Steel)	9,464	1,025,992
Coeur d’Alene Mines Corp.* (Mining)	58,474	168,990
Commercial Metals Co. (Metal Fabricate/Hardware)	12,168	363,215
Compass Minerals International, Inc. (Mining)	3,380	255,528
CONSOL Energy, Inc. (Coal)	19,604	1,458,342
Cytec Industries, Inc. (Chemicals)	5,070	274,084
Domtar Corp.* (Forest Products & Paper)	52,052	296,696
E.I. du Pont de Nemours & Co. (Chemicals)	95,654	4,190,602
Eastman Chemical Co. (Chemicals)	7,774	466,129
Ecolab, Inc. (Chemicals)	18,590	830,973
Ferro Corp. (Chemicals)	4,732	102,968
FMC Corp. (Chemicals)	8,112	603,289
Foundation Coal Holdings, Inc. (Coal)	4,732	281,081
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	40,560	3,924,180
Fuller (H.B.) Co. (Chemicals)	5,746	143,650
Hecla Mining Co.* (Mining)	13,182	121,011
Hercules, Inc. (Chemicals)	12,168	243,968
Huntsman Corp. (Chemicals)	10,140	136,890
International Coal Group, Inc.* (Coal)	11,492	120,321
International Flavors & Fragrances, Inc. (Chemicals)	8,450	339,859
International Paper Co. (Forest Products & Paper)	45,630	1,264,864
Kaiser Aluminum Corp. (Mining)	1,690	89,147
Lubrizol Corp. (Chemicals)	7,436	370,313
Massey Energy Co. (Coal)	8,450	627,412
Minerals Technologies, Inc. (Chemicals)	2,028	130,826
Monsanto Co. (Agriculture)	57,460	6,844,061
Neenah Paper, Inc. (Forest Products & Paper)	1,690	31,569
Newmont Mining Corp. (Mining)	45,968	2,204,625
Nucor Corp. (Iron/Steel)	30,420	1,740,632
Olin Corp. (Chemicals)	7,098	211,095
OM Group, Inc.* (Chemicals)	3,380	113,568
Patriot Coal Corp.* (Coal)	4,056	511,664
Peabody Energy Corp. (Coal)	28,730	1,943,584
PPG Industries, Inc. (Chemicals)	17,576	1,065,809
Praxair, Inc. (Chemicals)	33,462	3,136,393
Reliance Steel & Aluminum Co. (Iron/Steel)	6,760	426,962
Rohm & Haas Co. (Chemicals)	13,182	988,650

Common Stocks, continued
	Shares	Value
RPM, Inc. (Chemicals)	12,844	$263,302
RTI International Metals, Inc.* (Mining)	2,366	64,497
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	2,366	213,508
Schulman (A.), Inc. (Chemicals)	2,704	62,814
Sensient Technologies Corp. (Chemicals)	5,070	157,778
Sigma-Aldrich Corp. (Chemicals)	11,830	718,554
Southern Copper Corp. (Mining)	23,322	647,885
Steel Dynamics, Inc. (Iron/Steel)	20,280	642,470
Stillwater Mining Co.* (Mining)	4,732	44,954
Terra Industries, Inc. (Chemicals)	9,802	529,308
The Dow Chemical Co. (Chemicals)	99,034	3,298,823
The Mosaic Co.* (Chemicals)	15,548	1,977,861
Titanium Metals Corp. (Mining)	10,478	117,982
Tredegar Corp. (Miscellaneous Manufacturing)	2,704	44,292
United States Steel Corp. (Iron/Steel)	12,506	2,005,462
USEC, Inc.* (Mining)	11,830	61,753
Valspar Corp. (Chemicals)	9,802	212,409
W.R. Grace & Co.* (Chemicals)	6,422	165,495
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,070	44,920
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,760	119,922
Zep, Inc. (Chemicals)	2,366	40,388

TOTAL COMMON STOCKS (Cost $48,194,271)		60,127,526

Repurchase Agreements (25.2%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $7,164,418 (Collateralized by $7,278,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $7,308,097)	$7,164,000	7,164,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $9,553,557 (Collateralized by $9,570,000 Federal Home Loan Bank, 4.65%, 9/26/08, market value $9,752,975)	9,553,000	9,553,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $4,234,245 (Collateralized by $4,320,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $4,320,033)	4,234,000	4,234,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,951,000)		20,951,000

TOTAL INVESTMENT SECURITIES (Cost $69,145,271)—97.5%		81,078,526
Net other assets (liabilities)—2.5%		2,099,734

NET ASSETS—100.0%		$83,178,260

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index terminating on 8/25/08	$65,342,447	$1,665,104

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Agriculture	8.2%
Chemicals	31.1%
Coal	7.8%
Forest Products & Paper	2.1%
Household Products/Wares	0.5%
Iron/Steel	9.0%
Metal Fabricate/Hardware	0.5%
Mining	13.0%
Miscellaneous Manufacturing	0.1%
Other**	27.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for any capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Biotechnology UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (58.0%)
	Shares	Value
Abraxis BioScience, Inc.* (Biotechnology)	840	$63,260
Affymetrix, Inc.* (Biotechnology)	10,920	86,050
Alexion Pharmaceuticals, Inc.* (Biotechnology)	5,880	551,250
Amgen, Inc.* (Biotechnology)	169,680	10,627,059
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	21,420	675,801
Biogen Idec, Inc.* (Biotechnology)	45,780	3,193,613
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	15,540	505,827
Celera Corp.* (Biotechnology)	12,180	166,257
Celgene Corp.* (Biotechnology)	68,040	5,136,340
Charles River Laboratories International, Inc.* (Biotechnology)	10,500	697,830
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	8,820	199,861
CV Therapeutics, Inc.* (Pharmaceuticals)	8,820	82,643
Enzo Biochem, Inc.* (Biotechnology)	5,880	83,555
Enzon Pharmaceuticals, Inc.* (Biotechnology)	5,880	48,098
Gen-Probe, Inc.* (Healthcare—Products)	8,400	447,888
Genentech, Inc.* (Biotechnology)	72,240	6,880,860
Genzyme Corp.* (Biotechnology)	41,580	3,187,107
Gilead Sciences, Inc.* (Pharmaceuticals)	143,640	7,753,687
Human Genome Sciences, Inc.* (Biotechnology)	21,000	139,230
Illumina, Inc.* (Biotechnology)	8,820	822,377
ImClone Systems, Inc.* (Pharmaceuticals)	9,660	617,564
Incyte Genomics, Inc.* (Biotechnology)	13,020	120,565
InterMune, Inc.* (Biotechnology)	5,040	86,587
Invitrogen Corp.* (Biotechnology)	13,860	614,691
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	13,860	237,422
Medarex, Inc.* (Pharmaceuticals)	19,740	195,031
Myriad Genetics, Inc.* (Biotechnology)	6,720	446,880
Nektar Therapeutics* (Biotechnology)	14,280	71,114
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	8,820	357,210
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	9,240	486,301
PDL BioPharma, Inc. (Biotechnology)	18,060	201,730
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	12,180	266,620
Savient Pharmaceuticals, Inc.* (Biotechnology)	8,400	223,272
Techne Corp.* (Healthcare—Products)	6,300	500,976
United Therapeutics Corp.* (Pharmaceuticals)	3,360	380,991
Vertex Pharmaceuticals, Inc.* (Biotechnology)	21,840	753,480

TOTAL COMMON STOCKS (Cost $34,907,555)		46,909,027

Repurchase Agreements (17.9%)
Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $4,941,288 (Collateralized by $5,020,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $5,040,760)	$4,941,000	4,941,000

Repurchase Agreements, continued
	Principal Amount	Value
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $6,588,384 (Collateralized by $6,600,000 Federal Home Loan Bank, 4.65%, 9/26/08, market value $6,726,190)	$6,588,000	$6,588,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $2,921,169 (Collateralized by $2,985,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $2,985,023)	2,921,000	2,921,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,450,000)		14,450,000

TOTAL INVESTMENT SECURITIES (Cost $49,357,555)—75.9%		61,359,027
Net other assets (liabilities)—24.1%		19,456,876

NET ASSETS—100.0%		$80,815,903

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index terminating on 8/25/08	$74,748,962	$2,585,307

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Biotechnology	42.7%
Healthcare—Products	1.2%
Pharmaceuticals	14.1%
Other**	42.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (52.2%)
	Shares	Value
Acco Brands Corp.* (Household Products/Wares)	30	$257
Activision Blizzard, Inc.* (Software)	150	5,397
Alberto-Culver Co. (Cosmetics/Personal Care)	45	1,207
Altria Group, Inc. (Agriculture)	1,085	22,080
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	25	147
Anheuser-Busch Cos., Inc. (Beverages)	370	25,071
Archer-Daniels-Midland Co. (Agriculture)	305	8,732
ArvinMeritor, Inc. (Auto Parts & Equipment)	35	483
Avon Products, Inc. (Cosmetics/Personal Care)	220	9,328
Black & Decker Corp. (Hand/Machine Tools)	30	1,801
Blyth, Inc. (Household Products/Wares)	15	218
BorgWarner, Inc. (Auto Parts & Equipment)	60	2,419
Briggs & Stratton Corp. (Machinery—Diversified)	25	339
Brown-Forman Corp. (Beverages)	40	2,878
Brunswick Corp. (Leisure Time)	45	581
Bunge, Ltd.ADR (Agriculture)	60	5,935
Callaway Golf Co. (Leisure Time)	35	444
Campbell Soup Co. (Food)	120	4,366
Carter’s, Inc.* (Apparel)	30	496
Centex Corp. (Home Builders)	65	954
Central European Distribution Corp.* (Distribution/Wholesale)	15	1,094
Champion Enterprises, Inc.* (Home Builders)	40	158
Chiquita Brands International, Inc.* (Food)	20	307
Church & Dwight, Inc. (Household Products/Wares)	35	1,920
Clorox Co. (Household Products/Wares)	70	3,815
Coach, Inc.* (Apparel)	175	4,464
Coca-Cola Co. (Beverages)	1,100	56,650
Coca-Cola Enterprises, Inc. (Beverages)	165	2,793
Colgate-Palmolive Co. (Cosmetics/Personal Care)	260	19,310
ConAgra Foods, Inc. (Food)	255	5,528
Constellation Brands, Inc.* (Beverages)	100	2,152
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	30	276
Corn Products International, Inc. (Food)	40	1,860
Crocs, Inc.* (Apparel)	45	200
D.R. Horton, Inc. (Home Builders)	140	1,557
Dean Foods Co.* (Food)	80	1,704
Deckers Outdoor Corp.* (Apparel)	5	565
Del Monte Foods Co. (Food)	105	891
Eastman Kodak Co. (Miscellaneous Manufacturing)	150	2,196
Electronic Arts, Inc.* (Software)	165	7,125
Energizer Holdings, Inc.* (Electrical Components & Equipment)	30	2,140
Ethan Allen Interiors, Inc. (Home Furnishings)	15	377
Flowers Foods, Inc. (Food)	45	1,353
Ford Motor Co.* (Auto Manufacturers)	1,120	5,376
Fossil, Inc.* (Household Products/Wares)	25	670
Fresh Del Monte Produce, Inc.ADR* (Food)	25	527
Furniture Brands International, Inc. (Home Furnishings)	20	237
Garmin, Ltd.ADR (Electronics)	65	2,319
General Mills, Inc. (Food)	175	11,268
General Motors Corp. (Auto Manufacturers)	255	2,823
Gentex Corp. (Electronics)	75	1,160
Genuine Parts Co. (Distribution/Wholesale)	85	3,409
Hanesbrands, Inc.* (Apparel)	50	1,072
Hansen Natural Corp.* (Beverages)	40	914
Harley-Davidson, Inc. (Leisure Time)	125	4,730
Harman International Industries, Inc. (Home Furnishings)	30	1,235

Common Stocks, continued
	Shares	Value
Hasbro, Inc. (Toys/Games/Hobbies)	65	$2,517
Heinz (H.J.) Co. (Food)	155	7,809
Herbalife, Ltd.ADR (Pharmaceuticals)	35	1,512
Herman Miller, Inc. (Office Furnishings)	30	784
HNI Corp. (Office Furnishings)	15	325
Hormel Foods Corp. (Food)	40	1,447
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	30	211
Interface, Inc.—Class A (Office Furnishings)	30	356
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	15	330
Jarden Corp.* (Household Products/Wares)	35	841
JM Smucker Co. (Food)	30	1,462
Johnson Controls, Inc. (Auto Parts & Equipment)	305	9,199
Jones Apparel Group, Inc. (Apparel)	45	753
KB Home (Home Builders)	35	616
Kellogg Co. (Food)	125	6,632
Kimberly-Clark Corp. (Household Products/Wares)	215	12,433
Kraft Foods, Inc. (Food)	715	22,751
La-Z-Boy, Inc. (Home Furnishings)	25	185
Lancaster Colony Corp. (Miscellaneous Manufacturing)	10	325
Lear Corp.* (Auto Parts & Equipment)	35	504
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	85	1,657
Lennar Corp.—Class A (Home Builders)	65	787
Liz Claiborne, Inc. (Apparel)	50	654
LKQ Corp.* (Distribution/Wholesale)	70	1,435
Lorillard, Inc.* (Agriculture)	90	6,040
M.D.C. Holdings, Inc. (Home Builders)	20	830
Martek Biosciences Corp.* (Biotechnology)	15	564
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	25	868
Mattel, Inc. (Toys/Games/Hobbies)	185	3,709
McCormick & Co., Inc. (Food)	55	2,205
Modine Manufacturing Co. (Auto Parts & Equipment)	15	262
Mohawk Industries, Inc.* (Textiles)	30	1,769
Molson Coors Brewing Co.—Class B (Beverages)	80	4,318
NBTY, Inc.* (Pharmaceuticals)	30	1,035
Newell Rubbermaid, Inc. (Housewares)	145	2,397
NIKE, Inc.—Class B (Apparel)	190	11,149
Nu Skin Enterprises, Inc. (Retail)	25	404
Nutri/System, Inc. (Commercial Services)	15	258
NVR, Inc.* (Home Builders)	5	2,762
PepsiAmericas, Inc. (Beverages)	35	828
PepsiCo, Inc. (Beverages)	825	54,912
Philip Morris International, Inc. (Commercial Services)	1,085	56,040
Phillips-Van Heusen Corp. (Apparel)	25	885
Pilgrim’s Pride Corp. (Food)	25	305
Polaris Industries, Inc. (Leisure Time)	15	642
Pool Corp. (Distribution/Wholesale)	25	552
Procter & Gamble Co. (Cosmetics/Personal Care)	1,590	104,113
Pulte Homes, Inc. (Home Builders)	110	1,343
Quiksilver, Inc.* (Apparel)	65	499
Ralcorp Holdings, Inc.* (Food)	15	809
Reynolds American, Inc. (Agriculture)	90	5,025
Sara Lee Corp. (Food)	370	5,054
Smithfield Foods, Inc.* (Food)	65	1,396
Snap-on, Inc. (Hand/Machine Tools)	30	1,689
Steelcase, Inc.—Class A (Office Furnishings)	35	349

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Superior Industries International, Inc. (Auto Parts & Equipment)	10	$169
Take-Two Interactive Software, Inc.* (Software)	40	912
Tempur-Pedic International, Inc. (Home Furnishings)	35	329
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	55	2,425
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	125	2,454
The Hain Celestial Group, Inc.* (Food)	20	523
The Hershey Co. (Food)	80	2,942
The Pepsi Bottling Group, Inc. (Beverages)	70	1,949
The Ryland Group, Inc. (Home Builders)	20	412
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	20	390
The Stanley Works (Hand/Machine Tools)	40	1,779
The Timberland Co.—Class A* (Apparel)	25	359
The Warnaco Group, Inc.* (Apparel)	25	1,049
Thor Industries, Inc. (Home Builders)	20	392
THQ, Inc.* (Software)	35	531
Toll Brothers, Inc.* (Home Builders)	65	1,306
Tootsie Roll Industries, Inc. (Food)	10	262
TreeHouse Foods, Inc.* (Food)	15	407
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	25	464
Tupperware Corp. (Household Products/Wares)	30	1,170
Tyson Foods, Inc.—Class A (Food)	150	2,235
Under Armour, Inc.—Class A* (Retail)	15	437
Universal Corp. (Agriculture)	15	774
UST, Inc. (Agriculture)	70	3,683
V. F. Corp. (Apparel)	45	3,221
Visteon Corp.* (Auto Parts & Equipment)	65	185
WABCO Holdings, Inc. (Auto Parts & Equipment)	35	1,581
WD-40 Co. (Household Products/Wares)	10	342
Weight Watchers International, Inc. (Commercial Services)	20	715
Whirlpool Corp. (Home Furnishings)	40	3,028
Winnebago Industries, Inc. (Home Builders)	15	191
Wolverine World Wide, Inc. (Apparel)	25	668
Wrigley (WM.) Jr. Co. (Food)	115	9,080

TOTAL COMMON STOCKS (Cost $475,187)		642,208

Repurchase Agreements (48.5%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $203,012 (Collateralized by $207,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $207,856)	$203,000	203,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $271,016 (Collateralized by $276,000 Federal Home Loan Bank, 5.20%, 9/10/10, market value $276,742)	271,000	271,000

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $122,007 (Collateralized by $130,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $130,001)	$122,000	$122,000

TOTAL REPURCHASE AGREEMENTS (Cost $596,000)		596,000

TOTAL INVESTMENT SECURITIES (Cost $1,071,187)—100.7%		1,238,208
Net other assets (liabilities)—(0.7)%		(8,811)

NET ASSETS—100.0%		$1,229,397

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Goods Index terminating on 8/25/08	$1,207,093	$(8,946)

Consumer Goods UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Agriculture	4.3%
Apparel	2.3%
Auto Manufacturers	0.6%
Auto Parts & Equipment	1.3%
Beverages	12.5%
Biotechnology	0.1%
Commercial Services	4.7%
Cosmetics/Personal Care	11.2%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.2%
Electronics	0.3%
Food	7.4%
Hand/Machine Tools	0.4%
Home Builders	0.9%
Home Furnishings	0.4%
Household Products/Wares	1.8%
Housewares	0.2%
Leisure Time	0.6%
Machinery—Diversified	NM
Miscellaneous Manufacturing	0.3%
Office Furnishings	0.1%
Pharmaceuticals	0.2%
Retail	NM
Software	1.1%
Textiles	0.1%
Toys/Games/Hobbies	0.6%
Other**	47.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (74.8%)
	Shares	Value
Abercrombie & Fitch Co.—Class A (Retail)	72	$3,976
Advance Auto Parts, Inc. (Retail)	72	2,959
Aeropostale, Inc.* (Retail)	48	1,548
Amazon.com, Inc.* (Internet)	240	18,322
American Eagle Outfitters, Inc. (Retail)	132	1,848
American Greetings Corp.—Class A (Household Products/Wares)	36	534
AmerisourceBergen Corp. (Pharmaceuticals)	120	5,024
AMR Corp.* (Airlines)	192	1,734
AnnTaylor Stores Corp.* (Retail)	48	1,082
Apollo Group, Inc.—Class A* (Commercial Services)	108	6,727
Arbitron, Inc. (Commercial Services)	24	1,128
AutoNation, Inc.* (Retail)	84	867
AutoZone, Inc.* (Retail)	36	4,690
Avis Budget Group, Inc.* (Commercial Services)	84	512
Bally Technologies, Inc.* (Entertainment)	36	1,144
Barnes & Noble, Inc. (Retail)	24	568
Bed Bath & Beyond, Inc.* (Retail)	204	5,677
Belo Corp.—Class A (Media)	72	489
Best Buy Co., Inc. (Retail)	264	10,486
Big Lots, Inc.* (Retail)	60	1,828
BJ’s Wholesale Club, Inc.* (Retail)	48	1,801
Bob Evans Farms, Inc. (Retail)	24	687
Boyd Gaming Corp. (Lodging)	48	479
Brinker International, Inc. (Retail)	84	1,545
Burger King Holdings, Inc. (Retail)	72	1,932
Cablevision Systems Corp.—Class A* (Media)	180	4,370
Cardinal Health, Inc. (Pharmaceuticals)	276	14,830
Career Education Corp.* (Commercial Services)	72	1,320
Carmax, Inc.* (Retail)	156	2,090
Carnival Corp.—Class AADR (Leisure Time)	324	11,969
Casey’s General Stores, Inc. (Retail)	36	886
CBS Corp.—Class B (Media)	456	7,460
CEC Entertainment, Inc.* (Retail)	24	837
Cheesecake Factory, Inc.* (Retail)	48	676
Chemed Corp. (Commercial Services)	24	1,027
Chico’s FAS, Inc.* (Retail)	132	735
Chipotle Mexican Grill, Inc.—Class A* (Retail)	12	822
Chipotle Mexican Grill, Inc.—Class B* (Retail)	12	768
Choice Hotels International, Inc. (Lodging)	24	596
Collective Brands, Inc.* (Retail)	48	618
Comcast Corp.—Special Class A (Media)	2,172	44,787
Continental Airlines, Inc.—Class B* (Airlines)	72	989
Copart, Inc.* (Retail)	48	2,105
Corinthian Colleges, Inc.* (Commercial Services)	60	945
Costco Wholesale Corp. (Retail)	336	21,061
CTC Media, Inc.* (Media)	36	832
CVS Corp. (Retail)	1,116	40,734
Darden Restaurants, Inc. (Retail)	96	3,127
Delta Air Lines, Inc.* (Airlines)	228	1,719
DeVry, Inc. (Commercial Services)	48	2,727
Dick’s Sporting Goods, Inc.* (Retail)	72	1,264
Dillards, Inc.—Class A (Retail)	48	485
DIRECTV Group, Inc.* (Media)	468	12,645
Discovery Holding Co.—Class A* (Media)	204	4,056
DISH Network Corp.—Class A* (Media)	168	4,943
Dolby Laboratories, Inc.—Class A* (Electronics)	36	1,465
Dollar Tree, Inc.* (Retail)	72	2,700

Common Stocks, continued
	Shares	Value
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	48	$1,426
Dun & Bradstreet Corp. (Software)	48	4,639
E.W. Scripps Co. (Media)	23	159
eBay, Inc.* (Internet)	876	22,049
Expedia, Inc.* (Internet)	168	3,288
FactSet Research Systems, Inc. (Computers)	36	2,076
Family Dollar Stores, Inc. (Retail)	108	2,516
Foot Locker, Inc. (Retail)	120	1,807
GameStop Corp.—Class A* (Retail)	120	4,861
Gannett Co., Inc. (Media)	180	3,262
Gaylord Entertainment Co.* (Lodging)	36	1,081
GUESS?, Inc. (Apparel)	48	1,520
H & R Block, Inc. (Commercial Services)	252	6,131
Hertz Global Holdings, Inc.* (Commercial Services)	108	921
Hillenbrand, Inc. (Commercial Services)	48	1,111
Home Depot, Inc. (Retail)	1,308	31,170
IAC/InterActiveCorp* (Internet)	156	2,724
IHS, Inc.—Class A* (Computers)	36	2,240
International Game Technology (Entertainment)	240	5,210
International Speedway Corp. (Entertainment)	24	883
Interpublic Group of Cos., Inc.* (Advertising)	360	3,164
ITT Educational Services, Inc.* (Commercial Services)	36	3,189
J. Crew Group, Inc.* (Retail)	36	1,035
J.C. Penney Co., Inc. (Retail)	156	4,810
Jack in the Box, Inc.* (Retail)	48	1,036
John Wiley & Sons, Inc. (Media)	36	1,632
Kohls Corp.* (Retail)	228	9,556
Kroger Co. (Food)	480	13,574
Lamar Advertising Co.* (Advertising)	48	1,823
Las Vegas Sands Corp.* (Lodging)	84	3,824
Liberty Global, Inc.—Class A* (Media)	132	3,806
Liberty Global, Inc.—Series C* (Media)	120	3,288
Liberty Media Corp.—Entertainment Series A* (Media)	384	9,454
Liberty Media Holding Corp.—Capital Series A* (Media)	96	1,492
Liberty Media Holding Corp.—Interactive Series A* (Internet)	444	6,229
Life Time Fitness, Inc.* (Leisure Time)	24	715
Limited, Inc. (Retail)	228	3,760
Live Nation, Inc.* (Commercial Services)	60	757
Longs Drug Stores Corp. (Retail)	24	1,122
Lowe’s Cos., Inc. (Retail)	1,140	23,165
Macy’s, Inc. (Retail)	324	6,094
Marriott International, Inc.—Class A (Lodging)	240	6,218
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	24	1,198
McDonald’s Corp. (Retail)	876	52,376
McGraw-Hill Cos., Inc. (Media)	252	10,249
McKesson Corp. (Commercial Services)	216	12,094
Meredith Corp. (Media)	24	613
MGM Grand, Inc.* (Commercial Services)	72	2,089
Netflix, Inc.* (Internet)	36	1,112
News Corp.—Class A (Media)	1,752	24,756
Nordstrom, Inc. (Retail)	132	3,794
Northwest Airlines Corp.* (Airlines)	180	1,649
O’Reilly Automotive, Inc.* (Retail)	84	2,145
Office Depot, Inc.* (Retail)	216	1,469

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
OfficeMax, Inc. (Retail)	60	$766
Omnicare, Inc. (Pharmaceuticals)	84	2,473
Omnicom Group, Inc. (Advertising)	252	10,758
Orient-Express Hotels, Ltd.—Class AADR (Lodging)	36	1,198
Panera Bread Co.—Class A* (Retail)	24	1,202
Penn National Gaming* (Entertainment)	60	1,712
PetSmart, Inc. (Retail)	96	2,180
Pinnacle Entertainment, Inc.* (Entertainment)	48	542
Polo Ralph Lauren Corp. (Apparel)	48	2,840
Priceline.com, Inc.* (Internet)	24	2,759
RadioShack Corp. (Retail)	96	1,601
Regal Entertainment Group—Class A (Entertainment)	60	999
Regis Corp. (Retail)	36	1,008
Rent-A-Center, Inc.* (Commercial Services)	48	1,018
Rite Aid Corp.* (Retail)	444	568
Ross Stores, Inc. (Retail)	108	4,100
Royal Caribbean Cruises, Ltd.ADR (Leisure Time)	108	2,752
Ruddick Corp. (Food)	36	1,115
Safeway, Inc. (Food)	348	9,299
Saks, Inc.* (Retail)	96	978
Scholastic Corp. (Media)	24	619
Scientific Games Corp.—Class A* (Entertainment)	48	1,456
Scripps Networks Interactive—Class A* (Entertainment)	60	2,432
Sears Holdings Corp.* (Retail)	60	4,860
Service Corp. International (Commercial Services)	204	1,952
Sirius Satellite Radio, Inc.* (Media)	2,215	3,544
SkyWest, Inc. (Airlines)	48	731
Sonic Corp.* (Retail)	48	724
Sotheby’s (Commercial Services)	48	1,332
Southwest Airlines Co. (Airlines)	576	8,980
Staples, Inc. (Retail)	552	12,420
Starbucks Corp.* (Retail)	564	8,285
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	132	4,526
Strayer Education, Inc. (Commercial Services)	12	2,672
SuperValu, Inc. (Food)	168	4,304
Sysco Corp. (Food)	468	13,273
Target Corp. (Retail)	552	24,967
The Children’s Place Retail Stores, Inc.* (Retail)	24	913
The Gap, Inc. (Retail)	420	6,770
The Gymboree Corp.* (Apparel)	24	898
The Men’s Wearhouse, Inc. (Retail)	36	717
The New York Times Co.—Class A (Media)	96	1,209
Tiffany & Co. (Retail)	96	3,628
Time Warner Cable, Inc.—Class A* (Media)	120	3,412
Time Warner, Inc. (Media)	2,784	39,867
TJX Cos., Inc. (Retail)	336	11,327
Tractor Supply Co.* (Retail)	24	912
UAL Corp. (Airlines)	96	798
United Natural Foods, Inc.* (Food)	36	692
Urban Outfitters, Inc.* (Retail)	96	3,169
Vail Resorts, Inc.* (Entertainment)	24	969
ValueClick, Inc.* (Internet)	72	857
VCA Antech, Inc.* (Pharmaceuticals)	60	1,748
Viacom, Inc.—Class B* (Media)	444	12,401
Wal-Mart Stores, Inc. (Retail)	1,896	111,144
Walgreen Co. (Retail)	768	26,373
Walt Disney Co. (Media)	1,392	42,247

Common Stocks, continued
	Shares	Value
Washington Post Co.—Class B (Media)	12	$7,419
Wendy’s International, Inc. (Retail)	72	1,652
Whole Foods Market, Inc. (Food)	108	2,394
Williams Sonoma, Inc. (Retail)	72	1,256
WMS Industries, Inc.* (Leisure Time)	36	1,014
Wyndham Worldwide Corp. (Lodging)	144	2,583
Wynn Resorts, Ltd. (Lodging)	48	4,679
YUM! Brands, Inc. (Retail)	372	13,325
Zale Corp.* (Retail)	36	796

TOTAL COMMON STOCKS (Cost $1,017,947)		1,047,650

Repurchase Agreements (25.1%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $119,007 (Collateralized by $122,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $122,505)	$119,000	119,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $159,009 (Collateralized by $162,000 of various U.S. Government Agency Obligations, 3.00%-5.20%, 4/30/10-9/10/10, market value $162,509)	159,000	159,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $73,004 (Collateralized by $75,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $75,001)	73,000	73,000

TOTAL REPURCHASE AGREEMENTS (Cost $351,000)		351,000

TOTAL INVESTMENT SECURITIES (Cost $1,368,947)—99.9%		1,398,650
Net other assets (liabilities)—0.1%		947

NET ASSETS—100.0%		$1,399,597

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Services Index terminating on 8/25/08	$1,053,769	$(24,438)

Consumer Services UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	1.1%
Airlines	1.2%
Apparel	0.4%
Commercial Services	3.5%
Computers	0.3%
Electronics	0.1%

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Entertainment	1.3%
Food	3.2%
Household Products/Wares	NM
Internet	4.1%
Leisure Time	1.3%
Lodging	1.7%
Media	17.5%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	1.8%
Retail	36.9%
Software	0.3%
Other**	25.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for any capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (57.8%)
	Shares	Value
Ace, Ltd.ADR (Insurance)	1,386	$70,270
Affiliated Managers Group, Inc.* (Diversified Financial Services)	126	10,886
AFLAC, Inc. (Insurance)	2,016	112,110
Alexandria Real Estate Equities, Inc. (REIT)	126	13,011
Allied World Assurance Holdings, Ltd.ADR (Insurance)	252	10,486
Allstate Corp. (Insurance)	2,268	104,827
AMB Property Corp. (REIT)	378	18,507
American Express Co. (Diversified Financial Services)	4,284	159,022
American Financial Group, Inc. (Insurance)	378	10,951
American International Group, Inc. (Insurance)	9,828	256,019
American National Insurance Co. (Insurance)	126	11,907
AmeriCredit Corp.* (Diversified Financial Services)	504	4,420
Ameriprise Financial, Inc. (Diversified Financial Services)	882	37,485
Annaly Mortgage Management, Inc. (REIT)	2,268	34,179
AON Corp. (Insurance)	1,134	51,937
Apartment Investment and Management Co.—Class A (REIT)	378	12,916
Arch Capital Group, Ltd.ADR* (Insurance)	252	17,572
Arthur J. Gallagher & Co. (Insurance)	378	9,613
Aspen Insurance Holdings, Ltd.ADR (Insurance)	252	6,398
Associated Banc-Corp (Banks)	504	8,412
Assurant, Inc. (Insurance)	378	22,725
Assured Guaranty, Ltd.ADR (Insurance)	252	2,888
Astoria Financial Corp. (Savings & Loans)	378	8,456
Avalonbay Communities, Inc. (REIT)	378	37,690
Axis Capital Holdings, Ltd.ADR (Insurance)	630	19,958
BancorpSouth, Inc. (Banks)	378	8,051
Bank of America Corp. (Banks)	19,152	630,101
Bank of Hawaii Corp. (Banks)	252	12,698
Bank of New York Mellon Corp. (Banks)	4,788	169,974
BB&T Corp. (Banks)	2,268	63,549
BioMed Realty Trust, Inc. (REIT)	252	6,502
BlackRock, Inc.—Class A (Diversified Financial Services)	126	27,305
BOK Financial Corp. (Banks)	126	5,040
Boston Properties, Inc. (REIT)	504	48,480
Brandywine Realty Trust (REIT)	378	6,067
BRE Properties, Inc.—Class A (REIT)	252	12,318
Brookfield Properties Corp.ADR (Real Estate)	882	16,652
Brown & Brown, Inc. (Insurance)	504	8,855
Camden Property Trust (REIT)	252	12,393
Capital One Financial Corp. (Diversified Financial Services)	1,512	63,292
CapitalSource, Inc. (Diversified Financial Services)	756	8,785
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	756	10,622
CBL & Associates Properties, Inc. (REIT)	252	4,894
Chubb Corp. (Insurance)	1,512	72,636
Cincinnati Financial Corp. (Insurance)	630	17,539
CIT Group, Inc. (Diversified Financial Services)	1,134	9,616
Citigroup, Inc. (Diversified Financial Services)	22,554	421,534
City National Corp. (Banks)	126	6,190
CME Group, Inc. (Diversified Financial Services)	252	90,753
Comerica, Inc. (Banks)	630	18,094
Commerce Bancshares, Inc. (Banks)	252	10,995
Conseco, Inc.* (Insurance)	756	6,335
Corporate Office Properties Trust (REIT)	252	9,798

Common Stocks, continued
	Shares	Value
Cousins Properties, Inc. (REIT)	126	$2,768
Cullen/Frost Bankers, Inc. (Banks)	252	13,290
DCT Industrial Trust, Inc. (REIT)	756	6,403
Delphi Financial Group, Inc.—Class A (Insurance)	126	3,144
Developers Diversified Realty Corp. (REIT)	504	16,108
DiamondRock Hospitality Co. (REIT)	378	3,485
Digital Realty Trust, Inc. (REIT)	252	10,813
Discover Financial Services (Diversified Financial Services)	1,890	27,689
Douglas Emmett, Inc. (REIT)	504	11,859
Duke-Weeks Realty Corp. (REIT)	630	15,580
E* TRADE Financial Corp.* (Diversified Financial Services)	1,764	5,327
Eaton Vance Corp. (Diversified Financial Services)	504	18,719
Endurance Specialty Holdings, Ltd.ADR (Insurance)	252	7,711
Entertainment Properties Trust (REIT)	126	6,759
Equifax, Inc. (Commercial Services)	504	17,685
Equity Residential Properties Trust (REIT)	1,134	48,955
Erie Indemnity Co.—Class A (Insurance)	126	5,506
Essex Property Trust, Inc. (REIT)	126	15,290
Everest Re Group, Ltd.ADR (Insurance)	252	20,614
F.N.B. Corp. (Banks)	378	4,283
Fannie Mae (Diversified Financial Services)	4,158	47,817
Federal Realty Investment Trust (REIT)	252	18,298
Federated Investors, Inc.—Class B (Diversified Financial Services)	378	12,421
Fidelity National Title Group, Inc.—Class A (Insurance)	882	11,784
Fifth Third Bancorp (Banks)	2,016	28,164
First American Financial Corp. (Insurance)	378	9,526
First Horizon National Corp. (Banks)	756	7,106
First Industrial Realty Trust, Inc. (REIT)	126	3,124
First Midwest Bancorp, Inc. (Banks)	252	5,174
First Niagara Financial Group, Inc. (Savings & Loans)	504	7,051
FirstMerit Corp. (Banks)	378	7,439
Forest City Enterprises, Inc.—Class A (Real Estate)	252	6,570
Franklin Resources, Inc. (Diversified Financial Services)	630	63,384
Freddie Mac (Diversified Financial Services)	2,772	22,647
Fulton Financial Corp. (Banks)	756	7,968
General Growth Properties, Inc. (REIT)	1,008	27,629
Genworth Financial, Inc.—Class A (Diversified Financial Services)	1,764	28,171
GLG Partners, Inc. (Diversified Financial Services)	882	8,141
Hancock Holding Co. (Banks)	126	5,656
Hanover Insurance Group, Inc. (Insurance)	252	10,816
Hartford Financial Services Group, Inc. (Insurance)	1,386	87,859
HCC Insurance Holdings, Inc. (Insurance)	504	11,416
HCP, Inc. (REIT)	1,008	36,359
Health Care REIT, Inc. (REIT)	378	18,851
Healthcare Realty Trust, Inc. (REIT)	252	7,311
Highwoods Properties, Inc. (REIT)	252	9,198
Hilb, Rogal, and Hobbs Co. (Insurance)	126	5,462
Home Properties, Inc. (REIT)	126	6,933
Hospitality Properties Trust (REIT)	378	8,051
Host Marriott Corp. (REIT)	2,142	28,082
HRPT Properties Trust (REIT)	1,008	7,066

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Hudson City Bancorp, Inc. (Savings & Loans)	2,016	$36,812
Huntington Bancshares, Inc. (Banks)	1,512	10,614
IntercontinentalExchange, Inc.* (Diversified Financial Services)	252	25,150
International Bancshares Corp. (Banks)	252	6,199
Invesco, Ltd.ADR (Diversified Financial Services)	1,638	38,149
Investment Technology Group, Inc.* (Diversified Financial Services)	126	3,747
IPC Holdings, Ltd.ADR (Insurance)	252	8,089
iStar Financial, Inc. (REIT)	504	4,138
J.P. Morgan Chase & Co. (Diversified Financial Services)	14,616	593,848
Janus Capital Group, Inc. (Diversified Financial Services)	630	19,114
Jefferies Group, Inc. (Diversified Financial Services)	504	9,571
Jones Lang LaSalle, Inc. (Real Estate)	126	6,003
KeyCorp (Banks)	2,016	21,269
Kilroy Realty Corp. (REIT)	126	5,772
Kimco Realty Corp. (REIT)	882	31,126
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	378	6,195
LaSalle Hotel Properties (REIT)	126	2,861
Lazard, Ltd.—Class AADR (Diversified Financial Services)	252	10,284
Legg Mason, Inc. (Diversified Financial Services)	630	25,421
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,898	50,251
Liberty Property Trust (REIT)	378	13,759
Lincoln National Corp. (Insurance)	1,134	54,092
Loews Corp. (Insurance)	1,512	67,375
M&T Bank Corp. (Banks)	378	26,604
Mack-Cali Realty Corp. (REIT)	252	9,672
Marsh & McLennan Cos., Inc. (Insurance)	2,142	60,512
Marshall & Ilsley Corp. (Banks)	1,008	15,322
MasterCard, Inc.—Class A (Software)	252	61,526
MBIA, Inc. (Insurance)	1,008	5,977
Mercury General Corp. (Insurance)	126	6,364
Merrill Lynch & Co., Inc. (Diversified Financial Services)	3,528	94,021
MetLife, Inc. (Insurance)	1,764	89,558
MF Global, Ltd.ADR* (Diversified Financial Services)	378	2,453
MGIC Investment Corp. (Insurance)	504	3,226
Mid-America Apartment Communities, Inc. (REIT)	126	7,241
Montpelier Re Holdings, Ltd.ADR (Insurance)	378	5,935
Moody’s Corp. (Commercial Services)	882	30,702
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,284	169,132
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	630	17,495
National City Corp. (Banks)	2,772	13,112
National Retail Properties, Inc. (REIT)	252	5,327
Nationwide Financial Services (Insurance)	252	11,680
Nationwide Health Properties, Inc. (REIT)	378	14,028
New York Community Bancorp (Savings & Loans)	1,386	23,035
NewAlliance Bancshares, Inc. (Savings & Loans)	378	4,906
Northern Trust Corp. (Banks)	882	68,946
Nymex Holdings, Inc. (Diversified Financial Services)	378	30,988
NYSE Euronext (Diversified Financial Services)	1,008	47,618

Common Stocks, continued
	Shares	Value
Old Republic International Corp. (Insurance)	1,008	$10,584
optionsXpress Holdings, Inc. (Diversified Financial Services)	252	6,252
PartnerRe, Ltd.ADR (Insurance)	252	17,721
People’s United Financial, Inc. (Banks)	756	12,837
Philadelphia Consolidated Holding Corp.* (Insurance)	252	14,729
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	252	9,097
Plum Creek Timber Co., Inc. (Forest Products & Paper)	756	36,832
PNC Financial Services Group (Banks)	1,512	107,791
Popular, Inc. (Banks)	1,134	7,791
Post Properties, Inc. (REIT)	126	4,006
Potlatch Corp. (Forest Products & Paper)	126	5,868
Principal Financial Group, Inc. (Insurance)	1,008	42,850
ProAssurance Corp.* (Insurance)	126	6,166
Progressive Corp. (Insurance)	2,646	53,582
ProLogis (REIT)	1,134	55,430
Prosperity Bancshares, Inc. (Banks)	126	4,045
Protective Life Corp. (Insurance)	252	9,062
Prudential Financial, Inc. (Insurance)	1,890	130,353
Public Storage, Inc. (REIT)	504	41,273
Raymond James Financial Corp. (Diversified Financial Services)	378	10,924
Rayonier, Inc. (Forest Products & Paper)	378	17,660
Realty Income Corp. (REIT)	378	9,522
Regency Centers Corp. (REIT)	252	14,994
Regions Financial Corp. (Banks)	2,898	27,473
Reinsurance Group of America, Inc. (Insurance)	126	6,262
RenaissanceRe HoldingsADR (Insurance)	252	12,819
SAFECO Corp. (Insurance)	378	25,008
SEI Investments Co. (Software)	630	14,509
Selective Insurance Group, Inc. (Insurance)	252	5,443
Senior Housing Properties Trust (REIT)	504	10,609
Simon Property Group, Inc. (REIT)	882	81,700
SL Green Realty Corp. (REIT)	252	21,002
SLM Corp.* (Diversified Financial Services)	2,016	34,534
Sovereign Bancorp, Inc. (Savings & Loans)	2,016	19,192
St. Joe Co. (Real Estate)	378	13,241
StanCorp Financial Group, Inc. (Insurance)	252	12,446
State Street Corp. (Banks)	1,764	126,373
SunTrust Banks, Inc. (Banks)	1,512	62,083
Susquehanna Bancshares, Inc. (Banks)	378	5,413
SVB Financial Group* (Banks)	126	7,256
Synovus Financial Corp. (Banks)	1,134	10,784
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,134	67,870
Taubman Centers, Inc. (REIT)	252	12,096
TCF Financial Corp. (Banks)	504	6,426
TD Ameritrade Holding Corp.* (Diversified Financial Services)	1,008	20,069
The Charles Schwab Corp. (Diversified Financial Services)	4,032	92,292
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,512	278,269
The Macerich Co. (REIT)	378	20,915
The Travelers Companies, Inc. (Insurance)	2,520	111,182
Torchmark Corp. (Insurance)	378	21,943
Transatlantic Holdings, Inc. (Insurance)	126	7,300
U.S. Bancorp (Banks)	7,308	223,698

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
UDR, Inc. (REIT)	504	$12,872
UnionBanCal Corp. (Banks)	252	13,537
Unitrin, Inc. (Insurance)	252	6,953
UnumProvident Corp. (Insurance)	1,512	36,530
Valley National Bancorp (Banks)	504	9,949
Ventas, Inc. (REIT)	630	28,262
Visa, Inc.—Class A* (Commercial Services)	1,890	138,083
Vornado Realty Trust (REIT)	630	59,894
W.R. Berkley Corp. (Insurance)	630	14,881
Wachovia Corp. (Banks)	9,072	156,673
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	378	12,625
Washington Federal, Inc. (Savings & Loans)	378	7,031
Washington Mutual, Inc. (Savings & Loans)	3,654	19,476
Washington REIT (REIT)	252	8,634
Weingarten Realty Investors (REIT)	378	11,525
Wells Fargo & Co. (Banks)	13,104	396,658
Westamerica Bancorp (Banks)	126	6,552
Whitney Holding Corp. (Banks)	252	5,181
Willis Group Holdings, Ltd.ADR (Insurance)	630	19,700
Wilmington Trust Corp. (Banks)	252	5,940
XL Capital, Ltd.—Class AADR (Insurance)	756	13,525
Zenith National Insurance Corp. (Insurance)	126	4,336
Zions Bancorp (Banks)	504	14,752

TOTAL COMMON STOCKS (Cost $7,393,013)		8,525,539

Repurchase Agreements (47.0%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $2,367,138 (Collateralized by $2,406,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $2,415,950)	$2,367,000	2,367,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $3,157,184 (Collateralized by $3,165,000 Federal Home Loan Bank, 4.65%, 9/26/08, market value $3,225,514)	3,157,000	3,157,000

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,401,081 (Collateralized by $1,430,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $1,430,011)	$1,401,000	$1,401,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,925,000)		6,925,000

TOTAL INVESTMENT SECURITIES (Cost $14,318,013)—104.8%		15,450,539
Net other assets (liabilities)—(4.8)%		(713,551)

NET ASSETS—100.0%		$14,736,988

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index terminating on 8/25/08	$13,631,855	$(436,775)

Financials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Banks	16.3%
Commercial Services	1.2%
Diversified Financial Services	18.5%
Forest Products & Paper	0.4%
Insurance	13.1%
REIT	6.7%
Real Estate	0.3%
Savings & Loans	0.8%
Software	0.5%
Other**	42.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (72.7%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	8,188	$461,312
Advanced Medical Optics, Inc.* (Healthcare—Products)	356	6,180
Aetna, Inc. (Healthcare—Services)	2,581	105,847
Affymetrix, Inc.* (Biotechnology)	356	2,805
Alcon, Inc.ADR (Healthcare—Products)	445	76,731
Alexion Pharmaceuticals, Inc.* (Biotechnology)	178	16,687
Alkermes, Inc.* (Pharmaceuticals)	534	8,410
Allergan, Inc. (Pharmaceuticals)	1,602	83,192
Alpharma, Inc.—Class A* (Pharmaceuticals)	267	6,064
American Medical Systems Holdings, Inc.* (Healthcare—Products)	356	5,863
AMERIGROUP Corp.* (Healthcare—Services)	267	6,782
Amgen, Inc.* (Biotechnology)	5,785	362,315
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	712	22,464
APP Pharmaceuticals, Inc.* (Pharmaceuticals)	89	2,106
Applied Biosystems, Inc. (Electronics)	890	32,868
Apria Healthcare Group, Inc.* (Healthcare—Services)	267	5,129
ArthroCare Corp.* (Healthcare—Products)	178	3,763
Bard (C.R.), Inc. (Healthcare—Products)	534	49,577
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	534	35,233
Baxter International, Inc. (Healthcare—Products)	3,382	232,039
Beckman Coulter, Inc. (Healthcare—Products)	356	25,753
Becton, Dickinson & Co. (Healthcare—Products)	1,246	105,798
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	89	7,930
Biogen Idec, Inc.* (Biotechnology)	1,602	111,755
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	534	17,382
Boston Scientific Corp.* (Healthcare—Products)	7,921	94,181
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,502	221,802
Brookdale Senior Living, Inc. (Healthcare—Services)	178	2,716
Celera Corp.* (Biotechnology)	445	6,074
Celgene Corp.* (Biotechnology)	2,314	174,684
Centene Corp.* (Healthcare—Services)	267	5,957
Cephalon, Inc.* (Pharmaceuticals)	356	26,045
Cepheid, Inc.* (Healthcare—Products)	267	4,571
Charles River Laboratories International, Inc.* (Biotechnology)	356	23,660
CIGNA Corp. (Insurance)	1,513	56,011
Community Health Systems, Inc.* (Healthcare—Services)	534	17,611
Cooper Cos., Inc. (Healthcare—Products)	267	8,998
Covance, Inc.* (Healthcare—Services)	356	32,681
Coventry Health Care, Inc.* (Healthcare—Services)	801	28,331
Covidien, Ltd.ADR (Healthcare—Products)	2,670	131,471
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	267	6,050
CV Therapeutics, Inc.* (Pharmaceuticals)	267	2,502
Datascope Corp. (Healthcare—Products)	89	4,155
DaVita, Inc.* (Healthcare—Services)	534	29,824
DENTSPLY International, Inc. (Healthcare—Products)	712	28,658
Edwards Lifesciences Corp.* (Healthcare—Products)	267	16,736
Eli Lilly & Co. (Pharmaceuticals)	5,162	243,182

Common Stocks, continued
	Shares	Value
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	534	$12,362
Enzo Biochem, Inc.* (Biotechnology)	178	2,529
Enzon Pharmaceuticals, Inc.* (Biotechnology)	178	1,456
Express Scripts, Inc.* (Pharmaceuticals)	1,157	81,615
Forest Laboratories, Inc.* (Pharmaceuticals)	1,691	60,047
Gen-Probe, Inc.* (Healthcare—Products)	267	14,236
Genentech, Inc.* (Biotechnology)	2,492	237,363
Genzyme Corp.* (Biotechnology)	1,424	109,150
Gilead Sciences, Inc.* (Pharmaceuticals)	4,895	264,232
Haemonetics Corp.* (Healthcare—Products)	178	10,335
Health Management Associates, Inc.—Class A* (Healthcare—Services)	1,335	8,210
Health Net, Inc.* (Healthcare—Services)	534	14,931
HEALTHSOUTH Corp.* (Healthcare—Services)	445	7,307
Healthways, Inc.* (Healthcare—Services)	178	4,523
Henry Schein, Inc.* (Healthcare—Products)	445	23,834
Hill-Rom Holdings, Inc. (Healthcare—Products)	356	10,000
Hologic, Inc.* (Healthcare—Products)	1,335	24,657
Hospira, Inc.* (Pharmaceuticals)	890	33,962
Human Genome Sciences, Inc.* (Biotechnology)	712	4,721
Humana, Inc.* (Healthcare—Services)	890	39,080
IDEXX Laboratories, Inc.* (Healthcare—Products)	356	19,046
Illumina, Inc.* (Biotechnology)	267	24,895
ImClone Systems, Inc.* (Pharmaceuticals)	356	22,759
Immucor, Inc.* (Healthcare—Products)	356	10,726
Incyte Genomics, Inc.* (Biotechnology)	445	4,121
InterMune, Inc.* (Biotechnology)	178	3,058
Intuitive Surgical, Inc.* (Healthcare—Products)	178	55,410
Invacare Corp. (Healthcare—Products)	178	4,188
Inverness Medical Innovations, Inc.* (Healthcare—Products)	445	15,001
Invitrogen Corp.* (Biotechnology)	445	19,736
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	445	7,623
Johnson & Johnson (Healthcare—Products)	15,130	1,035,951
Kinetic Concepts, Inc.* (Healthcare—Products)	267	9,332
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,335	15,366
Laboratory Corp. of America Holdings* (Healthcare—Services)	623	42,102
LifePoint Hospitals, Inc.* (Healthcare—Services)	267	7,644
Lincare Holdings, Inc.* (Healthcare—Services)	356	11,470
Magellan Health Services, Inc.* (Healthcare—Services)	178	7,431
Medarex, Inc.* (Pharmaceuticals)	712	7,035
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,670	132,379
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	267	4,902
Medtronic, Inc. (Healthcare—Products)	5,963	315,025
Mentor Corp. (Healthcare—Products)	178	4,416
Merck & Co., Inc. (Pharmaceuticals)	11,481	377,725
Millipore Corp.* (Biotechnology)	267	18,783
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,602	20,778
Myriad Genetics, Inc.* (Biotechnology)	267	17,755
Nektar Therapeutics* (Biotechnology)	445	2,216
NuVasive, Inc.* (Healthcare—Products)	178	9,998

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Odyssey Healthcare, Inc.* (Healthcare—Services)	178	$1,677
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	267	10,813
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	267	14,052
Owens & Minor, Inc. (Distribution/Wholesale)	178	8,174
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	178	3,079
PAREXEL International Corp.* (Commercial Services)	267	7,804
Patterson Cos., Inc.* (Healthcare—Products)	623	19,456
PDL BioPharma, Inc. (Biotechnology)	623	6,959
Pediatrix Medical Group, Inc.* (Healthcare—Services)	267	12,990
Perrigo Co. (Pharmaceuticals)	445	15,677
Pfizer, Inc. (Pharmaceuticals)	36,401	679,607
Pharmaceutical Product Development, Inc. (Commercial Services)	534	20,367
PharMerica Corp.* (Pharmaceuticals)	178	4,210
PSS World Medical, Inc.* (Healthcare—Products)	356	5,967
Psychiatric Solutions, Inc.* (Healthcare—Services)	267	9,350
Quest Diagnostics, Inc. (Healthcare—Services)	801	42,581
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	445	9,741
ResMed, Inc.* (Healthcare—Products)	445	16,830
Savient Pharmaceuticals, Inc.* (Biotechnology)	267	7,097
Schering-Plough Corp. (Pharmaceuticals)	8,633	181,984
Sepracor, Inc.* (Pharmaceuticals)	534	9,334
St. Jude Medical, Inc.* (Healthcare—Products)	1,780	82,912
STERIS Corp. (Healthcare—Products)	356	12,165
Stryker Corp. (Healthcare—Products)	1,691	108,545
Sunrise Assisted Living, Inc.* (Healthcare—Services)	267	4,787
Techne Corp.* (Healthcare—Products)	178	14,155
Tenet Healthcare Corp.* (Healthcare—Services)	2,492	14,429
The Medicines Co.* (Pharmaceuticals)	267	5,930
Theravance, Inc.* (Pharmaceuticals)	267	4,267
Thermo Electron Corp.* (Electronics)	2,225	134,657
United Therapeutics Corp.* (Pharmaceuticals)	89	10,092
UnitedHealth Group, Inc. (Healthcare—Services)	6,586	184,935
Universal Health Services, Inc.—Class B (Healthcare—Services)	267	16,186
Valeant Pharmaceuticals International* (Pharmaceuticals)	445	7,618
Varian Medical Systems, Inc.* (Healthcare—Products)	712	42,720
Varian, Inc.* (Electronics)	178	8,793
Vertex Pharmaceuticals, Inc.* (Biotechnology)	712	24,564
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	445	7,525
Waters Corp.* (Electronics)	534	36,280
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	534	15,438
WellCare Health Plans, Inc.* (Healthcare—Services)	178	7,001
WellPoint, Inc.* (Healthcare—Services)	2,848	149,378
West Pharmaceutical Services, Inc. (Healthcare—Products)	178	8,174

Common Stocks, continued
	Shares	Value
Wyeth (Pharmaceuticals)	7,120	$288,502
Zimmer Holdings, Inc.* (Healthcare—Products)	1,246	85,862

TOTAL COMMON STOCKS (Cost $6,815,751)		8,513,970

Repurchase Agreements (27.8%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,114,065 (Collateralized by $1,133,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $1,137,685)	$1,114,000	1,114,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,486,087 (Collateralized by $1,496,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,516,787)	1,486,000	1,486,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $660,038 (Collateralized by $680,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $680,005)	660,000	660,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,260,000)		3,260,000

TOTAL INVESTMENT SECURITIES (Cost $10,075,751)—100.5%		11,773,970
Net other assets (liabilities)—(0.5)%		(57,637)

NET ASSETS—100.0%		$11,716,333

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index terminating on 8/25/08	$9,106,586	$52,473

Health Care UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Biotechnology	10.2%
Commercial Services	0.3%
Distribution/Wholesale	0.1%
Electronics	1.8%
Healthcare—Products	23.4%
Healthcare—Services	7.1%
Insurance	0.5%
Pharmaceuticals	29.3%
Other**	27.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (60.9%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	703	$49,484
Accenture, Ltd.—Class AADR (Commercial Services)	646	26,977
Actuant Corp.—Class A (Miscellaneous Manufacturing)	57	1,736
Acuity Brands, Inc. (Miscellaneous Manufacturing)	38	1,553
Acxiom Corp. (Software)	76	976
Aecom Technology Corp.* (Engineering & Construction)	76	2,164
Affiliated Computer Services, Inc.—Class A* (Computers)	95	4,579
AGCO Corp.* (Machinery—Diversified)	95	5,686
Agilent Technologies, Inc.* (Electronics)	399	14,388
Alexander & Baldwin, Inc. (Transportation)	38	1,649
Alliance Data Systems Corp.* (Commercial Services)	95	6,094
Alliant Techsystems, Inc.* (Aerospace/Defense)	38	3,762
Allied Waste Industries, Inc.* (Environmental Control)	418	5,058
Ametek, Inc. (Electrical Components & Equipment)	114	5,456
Amphenol Corp.—Class A (Electronics)	190	9,057
Anixter International, Inc.* (Telecommunications)	38	2,585
AptarGroup, Inc. (Miscellaneous Manufacturing)	76	2,941
Arrow Electronics, Inc.* (Electronics)	133	4,285
Automatic Data Processing, Inc. (Software)	570	24,345
Avnet, Inc.* (Electronics)	171	4,661
Baldor Electric Co. (Hand/Machine Tools)	38	1,294
Ball Corp. (Packaging & Containers)	114	5,082
BE Aerospace, Inc.* (Aerospace/Defense)	95	2,440
Belden, Inc. (Electrical Components & Equipment)	57	2,104
Bemis Co., Inc. (Packaging & Containers)	114	3,210
Benchmark Electronics, Inc.* (Electronics)	76	1,113
Boeing Co. (Aerospace/Defense)	741	45,283
Brady Corp.—Class A (Electronics)	57	2,090
Broadridge Financial Solutions, Inc. (Software)	152	3,146
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	76	5,321
Burlington Northern Santa Fe Corp. (Transportation)	304	31,656
C.H. Robinson Worldwide, Inc. (Transportation)	190	9,158
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	76	2,325
Caterpillar, Inc. (Machinery—Construction & Mining)	665	46,231
Ceradyne, Inc.* (Miscellaneous Manufacturing)	38	1,761
ChoicePoint, Inc.* (Commercial Services)	76	3,637
Cintas Corp. (Textiles)	152	4,323
Clarcor, Inc. (Miscellaneous Manufacturing)	57	2,196
Cognex Corp. (Machinery—Diversified)	38	716
Commscope, Inc.* (Telecommunications)	76	3,389
Con-way, Inc. (Transportation)	57	2,882
Convergys Corp.* (Commercial Services)	133	1,689
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	228	9,615
Corrections Corp. of America* (Commercial Services)	133	3,728
Crane Co. (Miscellaneous Manufacturing)	57	2,024
Crown Holdings, Inc.* (Packaging & Containers)	171	4,793
CSX Corp. (Transportation)	437	29,532
Cummins, Inc. (Machinery—Diversified)	190	12,605
Curtiss-Wright Corp. (Aerospace/Defense)	57	3,000
Danaher Corp. (Miscellaneous Manufacturing)	266	21,187
Deere & Co. (Machinery—Diversified)	475	33,326

Common Stocks, continued
	Shares	Value
Deluxe Corp. (Commercial Services)	57	$815
Dionex Corp.* (Electronics)	19	1,321
Donaldson Co., Inc. (Miscellaneous Manufacturing)	76	3,428
Dover Corp. (Miscellaneous Manufacturing)	209	10,373
DRS Technologies, Inc. (Aerospace/Defense)	38	2,994
Eagle Materials, Inc.—Class A (Building Materials)	57	1,414
Eaton Corp. (Miscellaneous Manufacturing)	171	12,148
EMCOR Group, Inc.* (Engineering & Construction)	76	2,289
Emerson Electric Co. (Electrical Components & Equipment)	855	41,638
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	38	2,657
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	19	782
Esterline Technologies Corp.* (Aerospace/Defense)	38	1,854
Expeditors International of Washington, Inc. (Transportation)	228	8,096
Fastenal Co. (Distribution/Wholesale)	152	7,427
FedEx Corp. (Transportation)	304	23,967
Fidelity National Information Services, Inc. (Software)	209	3,961
Fiserv, Inc.* (Software)	171	8,177
Flextronics International, Ltd.ADR* (Electronics)	912	8,144
FLIR Systems, Inc.* (Electronics)	152	6,192
Flowserve Corp. (Machinery—Diversified)	57	7,600
Fluor Corp. (Engineering & Construction)	190	15,456
Fortune Brands, Inc. (Household Products/Wares)	171	9,800
Forward Air Corp. (Transportation)	38	1,390
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	152	8,629
FTI Consulting, Inc.* (Commercial Services)	57	4,056
Gardner Denver, Inc.* (Machinery—Diversified)	57	2,599
GATX Corp. (Trucking & Leasing)	38	1,728
Genco Shipping & Trading, Ltd.ADR (Transportation)	38	2,591
General Cable Corp.* (Electrical Components & Equipment)	57	3,285
General Dynamics Corp. (Aerospace/Defense)	361	32,180
General Electric Co. (Miscellaneous Manufacturing)	10,887	307,993
Genesee & Wyoming, Inc.—Class A* (Transportation)	38	1,538
Global Payments, Inc. (Software)	95	4,208
Goodrich Corp. (Aerospace/Defense)	133	6,536
Graco, Inc. (Machinery—Diversified)	76	2,753
GrafTech International, Ltd.* (Electrical Components & Equipment)	114	2,673
Granite Construction, Inc. (Engineering & Construction)	38	1,202
Greif, Inc.—Class A (Packaging & Containers)	19	1,156
Harsco Corp. (Miscellaneous Manufacturing)	95	5,139
Hewitt Associates, Inc.* (Commercial Services)	95	3,501
Hexcel Corp.* (Aerospace/Defense Equipment)	95	1,803
HLTH Corp.* (Internet)	190	2,079
Honeywell International, Inc. (Miscellaneous Manufacturing)	741	37,672
Hubbell, Inc.—Class B (Electrical Components & Equipment)	57	2,403
IDEX Corp. (Machinery—Diversified)	95	3,594

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	494	$23,144
IMS Health, Inc. (Software)	190	3,971
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	342	12,312
Iron Mountain, Inc.* (Commercial Services)	190	5,510
Itron, Inc.* (Electronics)	38	3,509
ITT Industries, Inc. (Miscellaneous Manufacturing)	190	12,722
J.B. Hunt Transport Services, Inc. (Transportation)	114	4,216
Jabil Circuit, Inc. (Electronics)	209	3,398
Jack Henry & Associates, Inc. (Computers)	95	2,051
Jacobs Engineering Group, Inc.* (Engineering & Construction)	133	10,286
Joy Global, Inc. (Machinery—Construction & Mining)	114	8,233
Kansas City Southern Industries, Inc.* (Transportation)	76	4,180
Kaydon Corp. (Metal Fabricate/Hardware)	38	1,802
KBR, Inc. (Engineering & Construction)	190	5,415
Kennametal, Inc. (Hand/Machine Tools)	76	2,262
Kirby Corp.* (Transportation)	57	2,720
L-3 Communications Holdings, Inc. (Aerospace/Defense)	133	13,126
Landstar System, Inc. (Transportation)	57	2,883
Lender Processing Services, Inc.* (Diversified Financial Services)	95	3,168
Lennox International, Inc. (Building Materials)	57	2,035
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	38	3,053
Lockheed Martin Corp. (Aerospace/Defense)	361	37,663
Louisiana-Pacific Corp. (Forest Products & Paper)	114	964
Manitowoc Co. (Machinery—Diversified)	133	3,506
Manpower, Inc. (Commercial Services)	95	4,560
Martin Marietta Materials (Building Materials)	38	3,989
Masco Corp. (Building Materials)	399	6,580
McDermott International, Inc.ADR* (Engineering & Construction)	247	11,774
MDU Resources Group, Inc. (Electric)	190	6,063
MeadWestvaco Corp. (Forest Products & Paper)	171	4,585
Metavante Technologies, Inc.* (Software)	95	2,115
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	38	4,085
Molex, Inc. (Electrical Components & Equipment)	76	1,864
Molex, Inc.—Class A (Electrical Components & Equipment)	76	1,756
Monster Worldwide, Inc.* (Internet)	133	2,359
Moog, Inc.—Class A* (Aerospace/Defense)	38	1,689
MPS Group, Inc.* (Commercial Services)	95	1,094
MSC Industrial Direct Co.—Class A (Retail)	57	2,719
Mueller Industries, Inc. (Metal Fabricate/Hardware)	38	975
Nalco Holding Co. (Environmental Control)	152	3,572
National Instruments Corp. (Computers)	57	1,941
NeuStar, Inc.* (Telecommunications)	76	1,594
Nordson Corp. (Machinery—Diversified)	38	2,685
Norfolk Southern Corp. (Transportation)	418	30,063
Northrop Grumman Corp. (Aerospace/Defense)	342	23,047
Orbital Sciences Corp.* (Aerospace/Defense)	57	1,426
Oshkosh Truck Corp. (Auto Manufacturers)	76	1,371
Overseas Shipholding Group, Inc. (Transportation)	19	1,496
Owens Corning, Inc.* (Building Materials)	95	2,471
Owens-Illinois, Inc.* (Packaging & Containers)	190	8,026

Common Stocks, continued
	Shares	Value
PACCAR, Inc. (Auto Manufacturers)	380	$15,983
Packaging Corp. of America (Packaging & Containers)	114	2,909
Pactiv Corp.* (Packaging & Containers)	133	3,207
Pall Corp. (Miscellaneous Manufacturing)	133	5,376
Parker Hannifin Corp. (Miscellaneous Manufacturing)	190	11,719
Paychex, Inc. (Commercial Services)	361	11,884
Pentair, Inc. (Miscellaneous Manufacturing)	114	3,947
PerkinElmer, Inc. (Electronics)	133	3,870
PHH Corp.* (Commercial Services)	57	883
Plexus Corp.* (Electronics)	38	1,083
Precision Castparts Corp. (Metal Fabricate/Hardware)	152	14,201
Quanta Services, Inc.* (Commercial Services)	190	5,867
R.R. Donnelley & Sons Co. (Commercial Services)	228	6,088
Raytheon Co. (Aerospace/Defense)	456	25,960
Regal-Beloit Corp. (Hand/Machine Tools)	38	1,587
Republic Services, Inc. (Environmental Control)	171	5,557
Robert Half International, Inc. (Commercial Services)	171	4,325
Rockwell Collins, Inc. (Aerospace/Defense)	171	8,497
Rockwell International Corp. (Machinery—Diversified)	152	6,766
Roper Industries, Inc. (Miscellaneous Manufacturing)	95	5,812
Ryder System, Inc. (Transportation)	57	3,760
Sealed Air Corp. (Packaging & Containers)	171	3,711
Shaw Group, Inc.* (Engineering & Construction)	76	4,393
Sherwin-Williams Co. (Chemicals)	114	6,070
Smurfit-Stone Container Corp.* (Packaging & Containers)	285	1,627
Sonoco Products Co. (Packaging & Containers)	114	3,719
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	114	2,469
SPX Corp. (Miscellaneous Manufacturing)	57	7,226
Stericycle, Inc.* (Environmental Control)	95	5,676
Teekay Shipping Corp.ADR (Transportation)	38	1,659
Teledyne Technologies, Inc.* (Aerospace/Defense)	38	2,390
Teleflex, Inc. (Miscellaneous Manufacturing)	38	2,330
Temple-Inland, Inc. (Forest Products & Paper)	95	1,544
Terex Corp.* (Machinery—Construction & Mining)	114	5,396
Tetra Tech, Inc.* (Environmental Control)	57	1,638
Texas Industries, Inc. (Building Materials)	38	1,965
Textron, Inc. (Miscellaneous Manufacturing)	266	11,563
The Brink’s Co. (Miscellaneous Manufacturing)	38	2,620
The Corporate Executive Board Co. (Commercial Services)	38	1,424
Thomas & Betts Corp.* (Electronics)	57	2,359
Timken Co. (Metal Fabricate/Hardware)	76	2,510
Toro Co. (Housewares)	38	1,237
Total System Services, Inc. (Software)	209	4,092
Trimble Navigation, Ltd.* (Electronics)	133	4,416
Trinity Industries, Inc. (Miscellaneous Manufacturing)	95	3,576
Tyco Electronics, Ltd.ADR (Electronics)	513	17,001
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	532	23,706
Union Pacific Corp. (Transportation)	570	46,991
United Parcel Service, Inc.—Class B (Transportation)	741	46,742

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
United Rentals, Inc.* (Commercial Services)	76	$1,230
United Technologies Corp. (Aerospace/Defense)	988	63,212
URS Corp.* (Engineering & Construction)	95	3,982
USG Corp.* (Building Materials)	76	2,181
UTI Worldwide, Inc.ADR (Transportation)	95	1,728
Valmont Industries, Inc. (Metal Fabricate/Hardware)	19	2,031
Vishay Intertechnology, Inc.* (Electronics)	190	1,704
VistaPrint, Ltd.ADR* (Commercial Services)	38	979
Vulcan Materials Co. (Building Materials)	95	6,098
W.W. Grainger, Inc. (Distribution/Wholesale)	76	6,803
Wabtec Corp. (Machinery—Diversified)	57	3,164
Walter Industries, Inc. (Holding Companies—Diversified)	57	5,978
Waste Connections, Inc.* (Environmental Control)	76	2,766
Waste Management, Inc. (Environmental Control)	532	18,907
Watsco, Inc. (Distribution/Wholesale)	19	948
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	38	2,202
WESCO International, Inc.* (Distribution/Wholesale)	38	1,431
Western Union Co. (Commercial Services)	798	22,057
Weyerhaeuser Co. (Forest Products & Paper)	228	12,189
Woodward Governor Co. (Electronics)	57	2,565
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	76	2,342

TOTAL COMMON STOCKS (Cost $1,605,373)		1,939,389

Repurchase Agreements (41.4%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $451,026 (Collateralized by $459,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $460,898)	$451,000	451,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $601,035 (Collateralized by $607,000 of various U.S. Government Agency Obligations, 3.38%-5.20%, 3/5/10-9/10/10, market value $612,330)	601,000	601,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $269,016 (Collateralized by $275,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $275,002)	269,000	269,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,321,000)		1,321,000

TOTAL INVESTMENT SECURITIES (Cost $2,926,373)—102.3%		3,260,389
Net other assets (liabilities)—(2.3)%		(73,817)

NET ASSETS—100.0%		$3,186,572

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Industrials Index terminating on 8/25/08	$2,846,386	$(57,353)

Industrials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Aerospace/Defense	8.8%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	0.5%
Building Materials	0.9%
Chemicals	0.2%
Commercial Services	3.5%
Computers	0.3%
Distribution/Wholesale	0.4%
Diversified Financial Services	0.1%
Electric	0.2%
Electrical Components & Equipment	2.3%
Electronics	2.7%
Engineering & Construction	2.1%
Environmental Control	1.5%
Forest Products & Paper	0.5%
Hand/Machine Tools	0.2%
Holding Companies—Diversified	0.2%
Household Products/Wares	0.3%
Housewares	NM
Internet	0.2%
Machinery—Construction & Mining	2.1%
Machinery—Diversified	2.7%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	19.0%
Packaging & Containers	1.1%
Retail	0.1%
Software	1.7%
Telecommunications	0.3%
Textiles	0.1%
Transportation	8.0%
Trucking & Leasing	0.1%
Other**	39.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Internet UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (60.2%)
	Shares	Value
Akamai Technologies, Inc.* (Internet)	6,400	$149,376
Allscripts Healthcare Solutions, Inc.* (Software)	2,176	26,221
Amazon.com, Inc.* (Internet)	6,464	493,462
Ariba, Inc.* (Internet)	3,264	53,562
Art Technology Group, Inc.* (Internet)	4,928	18,086
Check Point Software Technologies, Ltd.ADR* (Internet)	6,784	154,879
CMGI, Inc.* (Internet)	1,856	22,717
Concur Technologies, Inc.* (Software)	1,664	68,590
CyberSource Corp.* (Internet)	2,624	46,576
DealerTrack Holdings, Inc.* (Internet)	1,536	23,931
Digital River, Inc.* (Internet)	1,408	56,165
E* TRADE Financial Corp.* (Diversified Financial Services)	16,320	49,286
EarthLink, Inc.* (Internet)	4,288	38,592
eBay, Inc.* (Internet)	18,688	470,377
Expedia, Inc.* (Internet)	8,064	157,812
Google, Inc.—Class A* (Internet)	960	454,800
GSI Commerce, Inc.* (Internet)	832	12,680
HLTH Corp.* (Internet)	6,976	76,317
IAC/InterActiveCorp* (Internet)	7,424	129,623
Internap Network Services Corp.* (Internet)	1,920	8,832
Interwoven, Inc.* (Internet)	1,728	24,330
j2 Global Communications, Inc.* (Internet)	1,728	41,420
Juniper Networks, Inc.* (Telecommunications)	20,096	523,099
Monster Worldwide, Inc.* (Internet)	4,608	81,746
Netflix, Inc.* (Internet)	1,920	59,309
Overstock.com, Inc.* (Internet)	640	11,366
Priceline.com, Inc.* (Internet)	1,344	154,493
Quest Software, Inc.* (Software)	2,752	41,583
RealNetworks, Inc.* (Internet)	3,712	25,501
Salesforce.com, Inc.* (Software)	3,904	249,036
Sapient Corp.* (Internet)	3,200	20,672
SONICWALL, Inc.* (Internet)	2,240	13,082
Sonus Networks, Inc.* (Telecommunications)	10,368	37,636
TD Ameritrade Holding Corp.* (Diversified Financial Services)	9,344	186,039
Tibco Software, Inc.* (Internet)	7,168	58,849
United Online, Inc. (Internet)	2,624	28,497
ValueClick, Inc.* (Internet)	3,648	43,411
VeriSign, Inc.* (Internet)	7,488	243,660
Websense, Inc.* (Internet)	1,728	36,063
Yahoo!, Inc.* (Internet)	23,104	459,539

TOTAL COMMON STOCKS (Cost $2,500,619)		4,851,215

Repurchase Agreements (39.9%)
Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,097,064 (Collateralized by $1,116,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $1,120,615)	$1,097,000	1,097,000

Repurchase Agreements, continued
	Principal Amount	Value
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,463,085 (Collateralized by $1,473,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,493,468)	$1,463,000	$1,463,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $650,038 (Collateralized by $665,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $665,005)	650,000	650,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,210,000)		3,210,000

TOTAL INVESTMENT SECURITIES (Cost $5,710,619)—100.1%		8,061,215
Net other assets (liabilities)—(0.1)%		(7,387)

NET ASSETS—100.0%		$8,053,828

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index terminating on 8/25/08	$7,203,652	$51,861

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Diversified Financial Services	2.9%
Internet	45.5%
Software	4.8%
Telecommunications	7.0%
Other**	39.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Mobile Telecommunications UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (55.0%)
	Shares	Value
Leap Wireless International, Inc.* (Telecommunications)	4,845	$208,965
MetroPCS Communications, Inc.* (Telecommunications)	17,100	284,373
NII Holdings, Inc.—Class B* (Telecommunications)	15,960	872,373
Sprint Nextel Corp. (Telecommunications)	182,200	1,483,108
TeleCorp PCS, Inc.—Class A*(a) (Telecommunications)	1,885	0
Telephone & Data Systems, Inc. (Telecommunications)	5,130	217,512
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	4,845	191,620
US Cellular Corp.* (Telecommunications)	1,425	85,001

TOTAL COMMON STOCKS (Cost $2,540,011)		3,342,952

Repurchase Agreements (39.3%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $815,048 (Collateralized by $829,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $832,428)	$815,000	815,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,086,063 (Collateralized by $1,093,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,108,188)	1,086,000	1,086,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $484,028 (Collateralized by $495,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $495,004)	484,000	484,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,385,000)		2,385,000

TOTAL INVESTMENT SECURITIES (Cost $4,925,011)—94.3%		5,727,952
Net other assets (liabilities)—5.7%		345,555

NET ASSETS—100.0%		$6,073,507

*	Non-income producing security
(a)	Escrowed security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Mobile Telecommunications Index terminating on 8/25/08	$5,125,373	$(203,847)

Mobile Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Telecommunications	55.0%
Other**	45.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (73.0%)
	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	27,590	$1,597,737
Apache Corp. (Oil & Gas)	19,580	2,196,289
Arena Resources, Inc.* (Oil & Gas)	2,225	91,025
Atlas America, Inc. (Oil & Gas)	2,225	82,414
Atwood Oceanics, Inc.* (Oil & Gas)	3,560	163,440
Baker Hughes, Inc. (Oil & Gas Services)	18,245	1,512,693
Berry Petroleum Co.—Class A (Oil & Gas)	2,225	95,764
Bill Barrett Corp.* (Oil & Gas)	1,780	73,229
BJ Services Co. (Oil & Gas Services)	17,355	510,237
Bristow Group, Inc.* (Transportation)	1,335	60,062
Cabot Oil & Gas Corp. (Oil & Gas)	5,785	254,598
Cameron International Corp.* (Oil & Gas Services)	12,905	616,343
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,780	89,605
Cheniere Energy, Inc.* (Oil & Gas)	2,670	8,090
Chesapeake Energy Corp. (Oil & Gas)	30,260	1,517,539
ChevronTexaco Corp. (Oil & Gas)	122,820	10,385,659
Cimarex Energy Co. (Oil & Gas)	4,895	255,078
Comstock Resources, Inc.* (Oil & Gas)	2,670	162,897
ConocoPhillips (Oil & Gas)	84,550	6,900,971
Continental Resources, Inc.* (Oil & Gas)	1,780	101,674
Core Laboratories NVADR (Oil & Gas Services)	1,335	173,029
Crosstex Energy, Inc. (Oil & Gas)	2,670	85,814
Delta Petroleum Corp.* (Oil & Gas)	4,005	76,375
Denbury Resources, Inc.* (Oil & Gas)	14,240	400,714
Devon Energy Corp. (Oil & Gas)	24,920	2,364,659
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,005	477,796
Dresser-Rand Group, Inc.* (Oil & Gas Services)	4,895	186,499
Drill-Quip, Inc.* (Oil & Gas Services)	1,780	96,369
El Paso Corp. (Pipelines)	41,830	750,012
Encore Acquisition Co.* (Oil & Gas)	3,115	192,725
Ensco International, Inc. (Oil & Gas)	8,455	584,579
EOG Resources, Inc. (Oil & Gas)	14,685	1,476,283
EXCO Resources, Inc.* (Oil & Gas)	4,895	127,515
Exterran Holdings, Inc.* (Oil & Gas Services)	4,005	226,042
Exxon Mobil Corp. (Oil & Gas)	318,175	25,590,815
FMC Technologies, Inc.* (Oil & Gas Services)	7,565	467,366
Forest Oil Corp.* (Oil & Gas)	4,895	279,162
Frontier Oil Corp. (Oil & Gas)	6,230	113,698
Global Industries, Ltd.* (Oil & Gas Services)	5,340	63,760
Grey Wolf, Inc.* (Oil & Gas)	10,680	91,207
Halliburton Co. (Oil & Gas Services)	52,065	2,333,553
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,895	156,297
Helmerich & Payne, Inc. (Oil & Gas)	5,785	342,067
Hercules Offshore, Inc.* (Oil & Gas Services)	5,340	133,340
Hess Corp. (Oil & Gas)	17,355	1,759,797
Holly Corp. (Oil & Gas)	2,670	76,309
ION Geophysical Corp.* (Oil & Gas Services)	4,895	78,173
Key Energy Services, Inc.* (Oil & Gas Services)	7,565	121,494
Marathon Oil Corp. (Oil & Gas)	41,830	2,069,330
Mariner Energy, Inc.* (Oil & Gas)	4,895	129,522
Murphy Oil Corp. (Oil & Gas)	11,125	886,996
Nabors Industries, Ltd.ADR* (Oil & Gas)	16,465	600,314
National-Oilwell Varco, Inc.* (Oil & Gas Services)	24,475	1,924,469
Newfield Exploration Co.* (Oil & Gas)	8,010	392,330

Common Stocks, continued
	Shares	Value
Newpark Resources, Inc.* (Oil & Gas Services)	5,340	$39,089
Noble Corp.ADR (Oil & Gas)	16,020	830,957
Noble Energy, Inc. (Oil & Gas)	10,235	756,059
Occidental Petroleum Corp. (Oil & Gas)	48,505	3,823,649
Oceaneering International, Inc.* (Oil & Gas Services)	3,115	188,894
OGE Energy Corp. (Electric)	5,340	174,725
Oil States International, Inc.* (Oil & Gas Services)	3,115	170,951
Parker Drilling Co.* (Oil & Gas)	6,675	53,867
Patterson-UTI Energy, Inc. (Oil & Gas)	9,345	265,585
Penn Virginia Corp. (Oil & Gas)	2,670	162,203
Petrohawk Energy Corp.* (Oil & Gas)	12,905	429,995
Pioneer Natural Resources Co. (Oil & Gas)	7,120	423,284
Plains Exploration & Production Co.* (Oil & Gas)	6,230	348,693
Pride International, Inc.* (Oil & Gas)	9,790	379,460
Quicksilver Resources, Inc.* (Oil & Gas)	6,675	174,618
Range Resources Corp. (Oil & Gas)	9,345	453,793
Rowan Cos., Inc. (Oil & Gas)	6,675	265,665
Schlumberger, Ltd.ADR (Oil & Gas Services)	70,310	7,143,496
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,335	111,699
Smith International, Inc. (Oil & Gas Services)	12,015	893,676
Southwestern Energy Co.* (Oil & Gas)	20,025	727,108
St. Mary Land & Exploration Co. (Oil & Gas)	3,560	151,514
Stone Energy Corp.* (Oil & Gas)	1,780	90,816
Sunoco, Inc. (Oil & Gas)	7,120	289,143
SunPower Corp.—Class A* (Energy—Alternate Sources)	2,225	175,263
Superior Energy Services, Inc.* (Oil & Gas Services)	4,895	232,170
Swift Energy Co.* (Oil & Gas)	1,780	90,460
Tesoro Petroleum Corp. (Oil & Gas)	8,010	123,674
TETRA Technologies, Inc.* (Oil & Gas Services)	4,450	84,239
Tidewater, Inc. (Oil & Gas Services)	3,115	186,713
Transocean, Inc.ADR* (Oil & Gas)	18,690	2,542,401
Ultra Petroleum Corp.ADR* (Oil & Gas)	8,900	635,282
Unit Corp.* (Oil & Gas)	2,670	180,358
Valero Energy Corp. (Oil & Gas)	31,150	1,040,721
W-H Energy Services, Inc.* (Oil & Gas Services)	1,780	162,923
Weatherford International, Ltd.ADR* (Oil & Gas Services)	40,050	1,511,086
Whiting Petroleum Corp.* (Oil & Gas)	2,670	250,099
XTO Energy, Inc. (Oil & Gas)	29,815	1,408,162

TOTAL COMMON STOCKS (Cost $43,180,340)		98,476,244

Repurchase Agreements (28.0%)
Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $12,888,752 (Collateralized by $13,093,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $13,147,145)	$12,888,000	12,888,000

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements, continued
	Principal Amount	Value
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $17,185,002 (Collateralized by $17,425,000 of various Federal Home Loan Bank Securities, 3.63%-4.65%, 9/26/08-7/1/11, market value $17,536,640)	$17,184,000	$17,184,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $7,612,440 (Collateralized by $7,770,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $7,770,060)	7,612,000	7,612,000

TOTAL REPURCHASE AGREEMENTS (Cost $37,684,000)		37,684,000

TOTAL INVESTMENT SECURITIES (Cost $80,864,340)—101.0%		136,160,244
Net other assets (liabilities)—(1.0)%		(1,350,583)

NET ASSETS—100.0%		$134,809,661

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index terminating on 8/25/08	$103,965,413	$557,302

Oil & Gas UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Electric	0.1%
Energy—Alternate Sources	0.1%
Oil & Gas	58.0%
Oil & Gas Services	14.2%
Pipelines	0.6%
Transportation	NM
Other**	27.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Oil Equipment, Services & Distribution UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (72.3%)
	Shares	Value
Atwood Oceanics, Inc.* (Oil & Gas)	3,710	$170,326
Baker Hughes, Inc. (Oil & Gas Services)	22,260	1,845,577
BJ Services Co. (Oil & Gas Services)	21,200	623,280
Bristow Group, Inc.* (Transportation)	1,590	71,534
Cameron International Corp.* (Oil & Gas Services)	15,635	746,728
Core Laboratories NVADR (Oil & Gas Services)	1,590	206,080
Crosstex Energy, Inc. (Oil & Gas)	3,445	110,722
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,770	569,061
Dresser-Rand Group, Inc.* (Oil & Gas Services)	6,095	232,220
Drill-Quip, Inc.* (Oil & Gas Services)	2,385	129,124
El Paso Corp. (Pipelines)	50,880	912,278
Ensco International, Inc. (Oil & Gas)	10,600	732,884
Exterran Holdings, Inc.* (Oil & Gas Services)	4,770	269,219
FMC Technologies, Inc.* (Oil & Gas Services)	9,275	573,009
Global Industries, Ltd.* (Oil & Gas Services)	6,360	75,938
Grey Wolf, Inc.* (Oil & Gas)	12,985	110,892
Halliburton Co. (Oil & Gas Services)	63,600	2,850,552
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	6,095	194,613
Helmerich & Payne, Inc. (Oil & Gas)	6,890	407,406
Hercules Offshore, Inc.* (Oil & Gas Services)	6,360	158,809
ION Geophysical Corp.* (Oil & Gas Services)	6,095	97,337
Key Energy Services, Inc.* (Oil & Gas Services)	9,010	144,701
Nabors Industries, Ltd.ADR* (Oil & Gas)	20,405	743,966
National-Oilwell Varco, Inc.* (Oil & Gas Services)	29,680	2,333,738
Newpark Resources, Inc.* (Oil & Gas Services)	6,360	46,555
Noble Corp.ADR (Oil & Gas)	19,345	1,003,425
Oceaneering International, Inc.* (Oil & Gas Services)	3,975	241,044
OGE Energy Corp. (Electric)	6,625	216,770
Oil States International, Inc.* (Oil & Gas Services)	3,445	189,062
Parker Drilling Co.* (Oil & Gas)	7,950	64,157
Patterson-UTI Energy, Inc. (Oil & Gas)	11,130	316,315
Pride International, Inc.* (Oil & Gas)	11,925	462,213
Rowan Cos., Inc. (Oil & Gas)	8,215	326,957
Schlumberger, Ltd.ADR (Oil & Gas Services)	86,125	8,750,300
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,590	133,035
Smith International, Inc. (Oil & Gas Services)	14,575	1,084,088
Superior Energy Services, Inc.* (Oil & Gas Services)	5,830	276,517
TETRA Technologies, Inc.* (Oil & Gas Services)	5,300	100,329
Tidewater, Inc. (Oil & Gas Services)	3,710	222,377
Transocean, Inc.ADR* (Oil & Gas)	22,790	3,100,124
Unit Corp.* (Oil & Gas)	3,445	232,710
W-H Energy Services, Inc.* (Oil & Gas Services)	2,120	194,044

Common Stocks, continued
	Shares	Value
Weatherford International, Ltd.ADR* (Oil & Gas Services)	49,025	$1,849,713

TOTAL COMMON STOCKS (Cost $26,237,369)		33,119,729

Repurchase Agreements (26.4%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $4,136,241 (Collateralized by $4,202,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $4,219,377)	$4,136,000	4,136,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $5,515,322 (Collateralized by $5,525,000 Federal Home Loan Bank, 4.65%, 9/26/08, market value $5,630,636)	5,515,000	5,515,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $2,444,141 (Collateralized by $2,495,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $2,495,019)	2,444,000	2,444,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,095,000)		12,095,000

TOTAL INVESTMENT SECURITIES (Cost $38,332,369)—98.7%		45,214,729
Net other assets (liabilities)—1.3%		610,772

NET ASSETS—100.0%		$45,825,501

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index terminating on 8/25/08	$35,547,727	$(59,972)

Oil Equipment, Services & Distribution UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Electric	0.5%
Oil & Gas	18.1%
Oil & Gas Services	51.5%
Pipelines	2.0%
Transportation	0.2%
Other**	27.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Pharmaceuticals UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (67.6%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	7,050	$397,197
Alkermes, Inc.* (Pharmaceuticals)	450	7,088
Allergan, Inc. (Pharmaceuticals)	1,400	72,702
Alpharma, Inc.—Class A* (Pharmaceuticals)	200	4,542
APP Pharmaceuticals, Inc.* (Pharmaceuticals)	100	2,366
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	500	32,990
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,000	190,080
Cephalon, Inc.* (Pharmaceuticals)	300	21,948
Eli Lilly & Co. (Pharmaceuticals)	4,450	209,639
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	500	11,575
Forest Laboratories, Inc.* (Pharmaceuticals)	1,450	51,489
Hospira, Inc.* (Pharmaceuticals)	750	28,620
Johnson & Johnson (Healthcare—Products)	13,000	890,110
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,150	13,236
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	250	4,590
Merck & Co., Inc. (Pharmaceuticals)	9,850	324,065
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,400	18,158
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	150	2,595
Perrigo Co. (Pharmaceuticals)	350	12,331
Pfizer, Inc. (Pharmaceuticals)	31,300	584,371
Schering-Plough Corp. (Pharmaceuticals)	7,400	155,992
Sepracor, Inc.* (Pharmaceuticals)	500	8,740
The Medicines Co.* (Pharmaceuticals)	250	5,553
Theravance, Inc.* (Pharmaceuticals)	250	3,995
Valeant Pharmaceuticals International* (Pharmaceuticals)	350	5,992
Warner Chilcott, Ltd.ADR* (Pharmaceuticals)	400	6,764
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	450	13,010
Wyeth (Pharmaceuticals)	5,600	226,912

TOTAL COMMON STOCKS (Cost $2,845,031)		3,306,650

Repurchase Agreements (32.8%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $549,032 (Collateralized by $558,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $560,308)	$549,000	549,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $732,043 (Collateralized by $738,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $748,255)	732,000	732,000

Repurchase Agreements, continued
	Principal Amount	Value
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $326,019 (Collateralized by $340,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $340,003)	$326,000	$326,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,607,000)		1,607,000

Rights/Warrants(NM)
	Shares
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	14	$0	(a)

TOTAL RIGHTS/WARRANTS (Cost $0)		0

TOTAL INVESTMENT SECURITIES (Cost $4,452,031)—100.4%		4,913,650
Net other assets (liabilities)—(0.4)%		(17,589)

NET ASSETS—100.0%		$4,896,061

*	Non-income producing security
(a)	Amount is less than $0.50.
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index terminating on 8/25/08	$4,041,549	$(48,426)

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Healthcare—Products	18.2%
Pharmaceuticals	49.4%
Other**	32.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Precious Metals UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (106.8%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $53,607,127 (Collateralized by $53,969,000 of various Federal Home Loan Mortgage Corp. Securities, 3.00%-3.25%, 2/12/10-4/30/10, market value $54,677,756)	$53,604,000	$53,604,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $71,476,169 (Collateralized by $71,884,000 of various U.S. Government Agency Obligations, 3.63%-5.63%, 7/1/11-6/29/12, market value $72,904,133)	71,472,000	71,472,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $31,661,829 (Collateralized by $31,929,000 of various U.S. Government Agency Obligations, 2.60%-3.38%, 1/6/10-3/5/10, market value $32,297,018)	31,660,000	31,660,000

TOTAL REPURCHASE AGREEMENTS (Cost $156,736,000)		156,736,000

TOTAL INVESTMENT SECURITIES (Cost $156,736,000)—106.8%		156,736,000
Net other assets (liabilities)—(6.8)%		(9,958,728)

NET ASSETS—100.0%		$146,777,272

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index terminating on 8/25/08	$219,814,841	$(7,697,318)

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (51.6%)
	Shares	Value
Alexandria Real Estate Equities, Inc. (REIT)	1,207	$124,635
AMB Property Corp. (REIT)	3,763	184,237
Annaly Mortgage Management, Inc. (REIT)	20,590	310,291
Apartment Investment and Management Co.—Class A (REIT)	3,408	116,451
Avalonbay Communities, Inc. (REIT)	2,911	290,256
BioMed Realty Trust, Inc. (REIT)	2,698	69,608
Boston Properties, Inc. (REIT)	4,544	437,087
Brandywine Realty Trust (REIT)	3,337	53,559
BRE Properties, Inc.—Class A (REIT)	1,988	97,173
Brookfield Properties Corp.ADR (Real Estate)	7,810	147,453
Camden Property Trust (REIT)	1,988	97,770
CapitalSource, Inc. (Diversified Financial Services)	8,236	95,702
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	6,887	96,762
CBL & Associates Properties, Inc. (REIT)	2,556	49,638
Colonial Properties Trust (REIT)	1,562	31,178
Corporate Office Properties Trust (REIT)	1,846	71,773
Cousins Properties, Inc. (REIT)	1,704	37,437
DCT Industrial Trust, Inc. (REIT)	6,603	55,927
Developers Diversified Realty Corp. (REIT)	4,544	145,226
DiamondRock Hospitality Co. (REIT)	3,692	34,040
Digital Realty Trust, Inc. (REIT)	2,343	100,538
Douglas Emmett, Inc. (REIT)	4,118	96,897
Duke-Weeks Realty Corp. (REIT)	5,609	138,711
Entertainment Properties Trust (REIT)	1,207	64,744
Equity Lifestyle Properties, Inc. (REIT)	852	40,905
Equity Residential Properties Trust (REIT)	10,366	447,500
Essex Property Trust, Inc. (REIT)	994	120,622
Federal Realty Investment Trust (REIT)	2,272	164,970
FelCor Lodging Trust, Inc. (REIT)	2,343	18,721
First Industrial Realty Trust, Inc. (REIT)	1,704	42,242
Forest City Enterprises, Inc.—Class A (Real Estate)	2,485	64,784
Forestar Real Estate Group, Inc.* (Real Estate)	1,278	23,106
Franklin Street Properties Corp. (REIT)	2,485	30,491
General Growth Properties, Inc. (REIT)	9,656	264,671
HCP, Inc. (REIT)	9,017	325,243
Health Care REIT, Inc. (REIT)	3,408	169,957
Healthcare Realty Trust, Inc. (REIT)	1,917	55,612
Highwoods Properties, Inc. (REIT)	2,201	80,337
Home Properties, Inc. (REIT)	1,207	66,409
Hospitality Properties Trust (REIT)	3,621	77,127
Host Marriott Corp. (REIT)	19,951	261,558
HRPT Properties Trust (REIT)	8,662	60,721
iStar Financial, Inc. (REIT)	5,112	41,970
Jones Lang LaSalle, Inc. (Real Estate)	1,207	57,501
Kilroy Realty Corp. (REIT)	1,278	58,545
Kimco Realty Corp. (REIT)	8,378	295,660
LaSalle Hotel Properties (REIT)	1,562	35,473
Lexington Corporate Properties Trust (REIT)	2,201	31,694
Liberty Property Trust (REIT)	3,550	129,220
Mack-Cali Realty Corp. (REIT)	2,485	95,374
Maguire Properties, Inc. (REIT)	1,420	15,322

Common Stocks, continued
	Shares	Value
Mid-America Apartment Communities, Inc. (REIT)	994	$57,125
National Retail Properties, Inc. (REIT)	2,769	58,537
Nationwide Health Properties, Inc. (REIT)	3,692	137,010
Newcastle Investment Corp. (REIT)	1,988	12,087
Pennsylvania REIT (REIT)	1,491	27,464
Plum Creek Timber Co., Inc. (Forest Products & Paper)	6,603	321,698
Post Properties, Inc. (REIT)	1,704	54,170
Potlatch Corp. (Forest Products & Paper)	1,491	69,436
ProLogis (REIT)	10,011	489,338
Public Storage, Inc. (REIT)	4,899	401,179
RAIT Financial Trust (REIT)	2,201	14,637
Rayonier, Inc. (Forest Products & Paper)	2,982	139,319
Realty Income Corp. (REIT)	3,834	96,578
Redwood Trust, Inc. (REIT)	1,136	24,799
Regency Centers Corp. (REIT)	2,627	156,307
Senior Housing Properties Trust (REIT)	4,260	89,673
Simon Property Group, Inc. (REIT)	8,591	795,784
SL Green Realty Corp. (REIT)	2,201	183,431
St. Joe Co. (Real Estate)	3,479	121,869
Strategic Hotels & Resorts, Inc. (REIT)	2,840	22,408
Sunstone Hotel Investors, Inc. (REIT)	1,988	25,725
Taubman Centers, Inc. (REIT)	1,988	95,424
The Macerich Co. (REIT)	2,840	157,137
UDR, Inc. (REIT)	4,899	125,120
Ventas, Inc. (REIT)	5,254	235,694
Vornado Realty Trust (REIT)	5,538	526,498
Washington REIT (REIT)	1,917	65,676
Weingarten Realty Investors (REIT)	2,982	90,921

TOTAL COMMON STOCKS (Cost $7,567,540)		10,617,872

Repurchase Agreements (52.7%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $3,710,216 (Collateralized by $3,770,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $3,785,590)	$3,710,000	3,710,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $4,946,289 (Collateralized by $4,955,000 Federal Home Loan Bank, 4.65%, 9/26/08, market value $5,049,738)	4,946,000	4,946,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $2,193,127 (Collateralized by $2,245,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $2,245,017)	2,193,000	2,193,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,849,000)		10,849,000

TOTAL INVESTMENT SECURITIES (Cost $18,416,540)—104.3%		21,466,872
Net other assets (liabilities)—(4.3)%		(893,363)

NET ASSETS—100.0%		$20,573,509

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index terminating on 8/25/08	$20,235,226	$(1,048,404)

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Diversified Financial Services	0.5%
Forest Products & Paper	2.6%
REIT	46.0%
Real Estate	2.5%
Other**	48.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (67.2%)
	Shares	Value
Actel Corp.* (Semiconductors)	440	$6,050
Advanced Micro Devices, Inc.* (Semiconductors)	10,340	43,531
Altera Corp. (Semiconductors)	5,500	120,725
Amkor Technology, Inc.* (Semiconductors)	1,980	17,345
Analog Devices, Inc. (Semiconductors)	5,280	161,093
Applied Materials, Inc. (Semiconductors)	25,080	434,385
Applied Micro Circuits Corp.* (Semiconductors)	1,100	8,536
Atheros Communications* (Telecommunications)	1,100	34,100
Atmel Corp.* (Semiconductors)	8,360	29,511
Axcelis Technologies, Inc.* (Semiconductors)	1,980	9,940
Broadcom Corp.—Class A* (Semiconductors)	8,360	203,064
Brooks Automation, Inc.* (Semiconductors)	1,100	8,591
Cabot Microelectronics Corp.* (Chemicals)	440	17,178
Cirrus Logic, Inc.* (Semiconductors)	1,100	6,248
Cohu, Inc. (Semiconductors)	440	7,005
Cree Research, Inc.* (Semiconductors)	1,540	29,876
Cymer, Inc.* (Electronics)	660	17,483
Cypress Semiconductor Corp.* (Semiconductors)	2,860	77,935
DSP Group, Inc.* (Semiconductors)	440	3,106
Entegris, Inc.* (Semiconductors)	2,200	13,926
Exar Corp.* (Semiconductors)	660	5,082
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,200	26,730
First Solar, Inc.* (Energy—Alternate Sources)	880	250,897
FormFactor, Inc.* (Semiconductors)	880	15,312
Integrated Device Technology, Inc.* (Semiconductors)	3,080	30,862
Intel Corp. (Semiconductors)	104,500	2,318,855
InterDigital, Inc.* (Telecommunications)	880	20,425
International Rectifier Corp.* (Semiconductors)	1,320	22,282
Intersil Corp.—Class A (Semiconductors)	2,200	53,086
KLA-Tencor Corp. (Semiconductors)	3,080	115,777
Kulicke & Soffa Industries, Inc.* (Semiconductors)	880	5,597
Lam Research Corp.* (Semiconductors)	2,420	79,594
Lattice Semiconductor Corp.* (Semiconductors)	2,200	5,324
Linear Technology Corp. (Semiconductors)	3,740	116,127
LSI Logic Corp.* (Semiconductors)	11,880	82,447
Marvell Technology Group, Ltd.ADR* (Semiconductors)	8,800	130,152
MEMC Electronic Materials, Inc.* (Semiconductors)	4,180	193,158
Micrel, Inc. (Semiconductors)	880	8,378
Microchip Technology, Inc. (Semiconductors)	3,520	112,394
Micron Technology, Inc.* (Semiconductors)	14,080	68,006
Microsemi Corp.* (Semiconductors)	1,320	34,267
National Semiconductor Corp. (Semiconductors)	4,400	92,180
Novellus Systems, Inc.* (Semiconductors)	1,760	35,851
NVIDIA Corp.* (Semiconductors)	10,340	118,289
OmniVision Technologies, Inc.* (Semiconductors)	1,100	12,045
ON Semiconductor Corp.* (Semiconductors)	7,260	68,171
Photronics, Inc.* (Semiconductors)	660	2,805
PMC-Sierra, Inc.* (Semiconductors)	3,960	28,670

Common Stocks, continued
	Shares	Value
Rambus, Inc.* (Semiconductors)	1,980	$32,789
RF Micro Devices, Inc.* (Telecommunications)	4,840	15,827
SanDisk Corp.* (Computers)	4,180	58,938
Semtech Corp.* (Semiconductors)	1,100	16,027
Silicon Image, Inc.* (Semiconductors)	1,320	9,253
Silicon Laboratories, Inc.* (Semiconductors)	880	28,785
SiRF Technology Holdings, Inc.* (Semiconductors)	1,100	3,740
Skyworks Solutions, Inc.* (Semiconductors)	3,080	29,137
Teradyne, Inc.* (Semiconductors)	3,300	30,921
Tessera Technologies, Inc.* (Semiconductors)	880	15,330
Texas Instruments, Inc. (Semiconductors)	24,640	600,723
Trident Microsystems, Inc.* (Software)	1,100	3,267
TriQuint Semiconductor, Inc.* (Semiconductors)	2,640	14,863
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,320	38,570
Xilinx, Inc. (Semiconductors)	5,280	131,102
Zoran Corp.* (Semiconductors)	880	7,278

TOTAL COMMON STOCKS (Cost $4,326,879)		6,338,941

Repurchase Agreements (33.3%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,072,063 (Collateralized by $1,090,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $1,094,508)	$1,072,000	1,072,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,429,083 (Collateralized by $1,438,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,457,981)	1,429,000	1,429,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $635,037 (Collateralized by $655,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $655,005)	635,000	635,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,136,000)		3,136,000

TOTAL INVESTMENT SECURITIES (Cost $7,462,879)—100.5%		9,474,941
Net other assets (liabilities)—(0.5)%		(49,456)

NET ASSETS—100.0%		$9,425,485

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductors Index terminating on 8/25/08	$7,721,470	$(132,219)

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Chemicals	0.2%
Computers	0.6%
Electronics	0.2%
Energy—Alternate Sources	2.7%
Semiconductors	62.7%
Software	NM
Telecommunications	0.8%
Other**	32.8%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (65.1%)
	Shares	Value
ADC Telecommunications, Inc.* (Telecommunications)	264	$2,497
Adobe Systems, Inc.* (Software)	1,452	60,040
ADTRAN, Inc. (Telecommunications)	132	2,952
Advanced Micro Devices, Inc.* (Semiconductors)	1,584	6,669
Akamai Technologies, Inc.* (Internet)	528	12,324
Altera Corp. (Semiconductors)	792	17,384
Amdocs, Ltd.ADR* (Telecommunications)	528	16,056
American Tower Corp.* (Telecommunications)	1,056	44,246
Amkor Technology, Inc.* (Semiconductors)	264	2,313
Analog Devices, Inc. (Semiconductors)	792	24,164
ANSYS, Inc.* (Software)	264	12,112
Apple Computer, Inc.* (Computers)	2,508	398,647
Applied Materials, Inc. (Semiconductors)	3,828	66,301
Ariba, Inc.* (Internet)	264	4,332
Arris Group, Inc.* (Telecommunications)	396	3,790
Atheros Communications* (Telecommunications)	132	4,092
Atmel Corp.* (Semiconductors)	1,320	4,660
Autodesk, Inc.* (Software)	660	21,047
BMC Software, Inc.* (Software)	528	17,366
Broadcom Corp.—Class A* (Semiconductors)	1,188	28,857
Brocade Communications Systems, Inc.* (Computers)	1,056	7,128
CA, Inc. (Software)	1,188	28,346
CACI International, Inc.—Class A* (Computers)	132	5,935
Cadence Design Systems, Inc.* (Computers)	660	4,877
Cerner Corp.* (Software)	132	5,895
Check Point Software Technologies, Ltd.ADR* (Internet)	528	12,054
Ciena Corp.* (Telecommunications)	264	5,457
Cisco Systems, Inc.* (Telecommunications)	16,764	368,640
Citrix Systems, Inc.* (Software)	528	14,066
Cognizant Technology Solutions Corp.* (Computers)	792	22,231
Computer Sciences Corp.* (Computers)	396	18,759
Compuware Corp.* (Software)	792	8,712
Corning, Inc. (Telecommunications)	4,356	87,164
Cree Research, Inc.* (Semiconductors)	264	5,122
Crown Castle International Corp.* (Telecommunications)	660	25,212
Cypress Semiconductor Corp.* (Semiconductors)	396	10,791
Dell, Inc.* (Computers)	5,016	123,243
Diebold, Inc. (Computers)	132	4,881
Digital River, Inc.* (Internet)	132	5,265
DST Systems, Inc.* (Computers)	132	7,977
EarthLink, Inc.* (Internet)	264	2,376
Echostar Holding Corp.* (Telecommunications)	132	4,223
Electronic Data Systems Corp. (Computers)	1,452	36,024
EMC Corp.* (Computers)	5,808	87,178
Emulex Corp.* (Semiconductors)	264	2,975
Equinix, Inc.* (Internet)	132	10,740
F5 Networks, Inc.* (Internet)	264	7,696
Fair Isaac Corp. (Software)	132	2,938
Fairchild Semiconductor International, Inc.* (Semiconductors)	396	4,811
First Solar, Inc.* (Energy—Alternate Sources)	132	37,634
Foundry Networks, Inc.* (Telecommunications)	396	6,906
Gartner Group, Inc.* (Commercial Services)	132	3,216
Google, Inc.—Class A* (Internet)	660	312,675
Harris Corp. (Telecommunications)	396	19,067
Hewlett-Packard Co. (Computers)	6,864	307,507

Common Stocks, continued
	Shares	Value
Informatica Corp.* (Software)	264	$4,274
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	396	7,298
Integrated Device Technology, Inc.* (Semiconductors)	528	5,291
Intel Corp. (Semiconductors)	16,104	357,348
InterDigital, Inc.* (Telecommunications)	132	3,064
Intermec, Inc.* (Machinery—Diversified)	132	2,484
International Business Machines Corp. (Computers)	3,828	489,907
International Rectifier Corp.* (Semiconductors)	264	4,456
Intersil Corp.—Class A (Semiconductors)	396	9,555
Intuit, Inc.* (Software)	792	21,645
j2 Global Communications, Inc.* (Internet)	132	3,164
JDS Uniphase Corp.* (Telecommunications)	660	7,214
Juniper Networks, Inc.* (Telecommunications)	1,452	37,796
KLA-Tencor Corp. (Semiconductors)	528	19,848
Lam Research Corp.* (Semiconductors)	396	13,024
Lexmark International, Inc.—Class A* (Computers)	264	9,261
Linear Technology Corp. (Semiconductors)	528	16,394
LSI Logic Corp.* (Semiconductors)	1,848	12,825
Macrovision Solutions Corp.* (Entertainment)	264	4,013
Marvell Technology Group, Ltd.ADR* (Semiconductors)	1,320	19,523
McAfee, Inc.* (Internet)	396	12,969
MEMC Electronic Materials, Inc.* (Semiconductors)	660	30,499
Mentor Graphics Corp.* (Computers)	264	3,664
Microchip Technology, Inc. (Semiconductors)	528	16,859
Micron Technology, Inc.* (Semiconductors)	2,112	10,201
Micros Systems, Inc.* (Computers)	264	8,364
Microsemi Corp.* (Semiconductors)	264	6,853
Microsoft Corp. (Software)	23,364	600,922
Motorola, Inc. (Telecommunications)	5,940	51,322
National Semiconductor Corp. (Semiconductors)	660	13,827
NCR Corp.* (Computers)	528	14,182
NetApp, Inc.* (Computers)	924	23,608
Novell, Inc.* (Software)	924	5,147
Novellus Systems, Inc.* (Semiconductors)	264	5,378
Nuance Communications, Inc.* (Software)	528	8,195
NVIDIA Corp.* (Semiconductors)	1,584	18,121
ON Semiconductor Corp.* (Semiconductors)	1,056	9,916
Oracle Corp.* (Software)	10,956	235,883
Parametric Technology Corp.* (Software)	264	5,114
Perot Systems Corp.—Class A* (Computers)	264	4,414
Pitney Bowes, Inc. (Office/Business Equipment)	528	16,732
Plantronics, Inc. (Telecommunications)	132	3,214
PMC-Sierra, Inc.* (Semiconductors)	660	4,778
Polycom, Inc.* (Telecommunications)	264	6,230
Progress Software Corp.* (Software)	132	3,885
QLogic Corp.* (Semiconductors)	396	7,461
Qualcomm, Inc. (Telecommunications)	4,488	248,366
Quest Software, Inc.* (Software)	264	3,989
Rambus, Inc.* (Semiconductors)	264	4,372
Red Hat, Inc.* (Software)	528	11,289
SAIC, Inc.* (Commercial Services)	528	9,974
Salesforce.com, Inc.* (Software)	264	16,841
SanDisk Corp.* (Computers)	660	9,306
SBA Communications Corp.—Class A* (Telecommunications)	264	10,003

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks, continued
	Shares	Value
Seagate TechnologyADR (Computers)	1,320	$19,760
Seagate Technology, Inc.*(a) (Computers)	126	0
Silicon Laboratories, Inc.* (Semiconductors)	132	4,318
Skyworks Solutions, Inc.* (Semiconductors)	396	3,746
Sonus Networks, Inc.* (Telecommunications)	792	2,875
Sun Microsystems, Inc.* (Computers)	2,244	23,854
Sybase, Inc.* (Software)	264	8,873
Symantec Corp.* (Internet)	2,376	50,062
Synopsys, Inc.* (Computers)	396	9,512
Tech Data Corp.* (Distribution/Wholesale)	132	4,603
Tellabs, Inc.* (Telecommunications)	1,056	5,428
Teradata Corp.* (Computers)	528	12,366
Teradyne, Inc.* (Semiconductors)	528	4,947
Texas Instruments, Inc. (Semiconductors)	3,696	90,108
Tibco Software, Inc.* (Internet)	528	4,335
Unisys Corp.* (Computers)	924	3,410
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	264	7,714
VeriSign, Inc.* (Internet)	528	17,181
VMware, Inc.—Class A* (Software)	132	4,732
Western Digital Corp.* (Computers)	660	19,001
Xerox Corp. (Office/Business Equipment)	2,508	34,209
Xilinx, Inc. (Semiconductors)	792	19,665
Yahoo!, Inc.* (Internet)	3,564	70,888

TOTAL COMMON STOCKS (Cost $3,714,730)		5,279,419

Repurchase Agreements (31.1%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $860,050 (Collateralized by $875,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $878,618)	$860,000	860,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $1,148,067 (Collateralized by $1,156,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $1,172,063)	1,148,000	1,148,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $511,030 (Collateralized by $525,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $525,004)	511,000	511,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,519,000)		2,519,000

TOTAL INVESTMENT SECURITIES (Cost $6,233,730)—96.2%		7,798,419
Net other assets (liabilities)—3.8%		308,747

NET ASSETS—100.0%		$8,107,166

*	Non-income producing security
(a)	Escrowed security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index terminating on 8/25/08	$6,940,192	$(59,323)

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Commercial Services	0.1%
Computers	20.6%
Distribution/Wholesale	0.2%
Energy—Alternate Sources	0.5%
Entertainment	NM
Internet	6.6%
Machinery—Diversified	NM
Office/Business Equipment	0.6%
Semiconductors	11.2%
Software	13.5%
Telecommunications	11.8%
Other**	34.9%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Telecommunications UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (54.6%)
	Shares	Value
AT&T, Inc. (Telecommunications)	34,558	$1,064,732
CenturyTel, Inc. (Telecommunications)	738	27,446
Cincinnati Bell, Inc.* (Telecommunications)	1,722	6,716
Embarq Corp. (Telecommunications)	1,066	48,791
Frontier Communications Corp. (Telecommunications)	2,296	26,542
Leap Wireless International, Inc.* (Telecommunications)	328	14,147
Leucadia National Corp. (Holding Companies—Diversified)	1,230	55,067
Level 3 Communications, Inc.* (Telecommunications)	11,070	37,638
MetroPCS Communications, Inc.* (Telecommunications)	1,312	21,818
NII Holdings, Inc.—Class B* (Telecommunications)	1,230	67,232
Qwest Communications International, Inc. (Telecommunications)	10,332	39,571
RCN Corp.* (Telecommunications)	246	2,994
Sprint Nextel Corp. (Telecommunications)	19,926	162,198
TeleCorp PCS, Inc.—Class A*(a) (Telecommunications)	140	0
Telephone & Data Systems, Inc. (Telecommunications)	410	17,384
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	328	12,972
tw telecom, Inc.* (Telecommunications)	1,066	17,035
US Cellular Corp.* (Telecommunications)	82	4,891
Verizon Communications, Inc. (Telecommunications)	20,500	697,820
Virgin Media, Inc. (Telecommunications)	2,132	23,921
Windstream Corp. (Telecommunications)	3,198	38,120

TOTAL COMMON STOCKS (Cost $1,911,141)		2,387,035

Repurchase Agreements (45.0%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $673,039 (Collateralized by $685,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $687,833)	$673,000	673,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $898,052 (Collateralized by $904,000 Federal Home Loan Mortgage Corp., 3.38%, 3/5/10, market value $916,561)	898,000	898,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $400,023 (Collateralized by $410,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $410,003)	400,000	400,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,971,000)		1,971,000

TOTAL INVESTMENT SECURITIES (Cost $3,882,141)—99.6%		4,358,035
Net other assets (liabilities)—0.4%		18,995

NET ASSETS—100.0%		$4,377,030

*	Non-income producing security
(a)	Escrowed security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index terminating on 8/25/08	$3,911,949	$(160,927)

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Holding Companies—Diversified	1.3%
Telecommunications	53.3%
Other**	45.4%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Utilities UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Common Stocks (69.7%)
	Shares	Value
AGL Resources, Inc. (Gas)	2,955	$102,125
Allegheny Energy, Inc. (Electric)	6,501	314,648
ALLETE, Inc. (Electric)	985	41,922
Alliant Energy Corp. (Electric)	4,334	139,685
Ameren Corp. (Electric)	8,274	339,979
American Electric Power, Inc. (Electric)	15,760	622,520
Aqua America, Inc. (Water)	5,319	84,306
Atmos Energy Corp. (Gas)	3,546	93,863
Avista Corp. (Electric)	1,970	44,561
Black Hills Corp. (Electric)	1,576	50,858
Calpine Corp.* (Electric)	13,790	239,946
CenterPoint Energy, Inc. (Electric)	11,426	180,188
Cleco Corp. (Electric)	2,364	59,407
CMS Energy Corp. (Electric)	8,865	119,678
Consolidated Edison, Inc. (Electric)	10,638	422,329
Constellation Energy Group, Inc. (Electric)	6,895	573,388
Covanta Holding Corp.* (Energy—Alternate Sources)	4,728	133,046
Dominion Resources, Inc. (Electric)	22,655	1,000,898
DPL, Inc. (Electric)	4,531	114,997
DTE Energy Co. (Electric)	6,501	266,541
Duke Energy Corp. (Electric)	49,250	865,815
Dynegy, Inc.—Class A* (Electric)	19,503	131,255
Edison International (Electric)	11,820	571,379
El Paso Electric Co.* (Electric)	1,773	36,630
Energen Corp. (Gas)	2,561	154,172
Energy East Corp. (Electric)	6,107	152,614
Entergy Corp. (Electric)	7,486	800,403
Equitable Resources, Inc. (Pipelines)	5,122	267,625
Exelon Corp. (Electric)	25,807	2,028,946
FirstEnergy Corp. (Electric)	12,017	883,850
FPL Group, Inc. (Electric)	14,578	940,718
Great Plains Energy, Inc. (Electric)	4,531	114,453
Hawaiian Electric Industries, Inc. (Electric)	3,349	82,854
IDACORP, Inc. (Electric)	1,773	52,853
Integrys Energy Group, Inc. (Electric)	2,955	150,882
ITC Holdings Corp. (Electric)	1,970	102,676
Mirant Corp.* (Electric)	8,077	247,237
National Fuel Gas Co. (Pipelines)	2,758	137,321
New Jersey Resources Corp. (Gas)	1,576	53,726
Nicor, Inc. (Gas)	1,773	70,601
NiSource, Inc. (Electric)	10,835	185,062
Northeast Utilities System (Electric)	6,107	153,652
Northwest Natural Gas Co. (Gas)	985	44,571
NorthWestern Corp. (Electric)	1,576	39,038
NRG Energy, Inc.* (Electric)	9,259	336,009
NSTAR (Electric)	4,137	131,805
ONEOK, Inc. (Gas)	3,743	170,232
Pepco Holdings, Inc. (Electric)	7,880	196,527
PG&E Corp. (Electric)	13,987	538,919
Piedmont Natural Gas Co., Inc. (Gas)	2,758	73,859
Pinnacle West Capital Corp. (Electric)	3,940	132,266
PNM Resources, Inc. (Electric)	2,758	32,296
Portland General Electric Co. (Electric)	2,364	55,530
PPL Corp. (Electric)	14,578	684,583
Progress Energy, Inc. (Electric)	10,244	433,424
Public Service Enterprise Group, Inc. (Electric)	19,897	831,695
Puget Energy, Inc. (Electric)	4,531	124,784
Questar Corp. (Pipelines)	6,698	354,190
Reliant Resources, Inc.* (Electric)	13,593	246,169
SCANA Corp. (Electric)	4,137	149,718

Common Stocks, continued
	Shares	Value
Sempra Energy (Gas)	9,062	$508,922
Sierra Pacific Resources (Electric)	9,259	104,997
Southern Co. (Electric)	30,141	1,066,690
Southern Union Co. (Gas)	4,137	108,058
Southwest Gas Corp. (Gas)	1,773	51,240
Spectra Energy Corp. (Pipelines)	24,625	669,061
TECO Energy, Inc. (Electric)	7,880	146,174
The AES Corp.* (Electric)	26,201	422,884
The Williams Cos., Inc. (Pipelines)	23,049	738,720
UGI Corp. (Gas)	4,137	111,947
Unisource Energy Corp. (Electric)	1,379	42,128
Vectren Corp. (Gas)	2,955	86,286
Westar Energy, Inc. (Electric)	4,137	91,345
WGL Holdings, Inc. (Gas)	1,970	68,024
Wisconsin Energy Corp. (Electric)	4,531	204,439
Xcel Energy, Inc. (Electric)	16,745	335,905

TOTAL COMMON STOCKS (Cost $16,588,891)		22,462,044

Repurchase Agreements (34.2%)
	Principal Amount
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $3,770,220 (Collateralized by $3,831,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $3,846,843)	$3,770,000	3,770,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $5,026,293 (Collateralized by $5,040,000 Federal Home Loan Bank, 4.65%, 9/26/08, market value $5,136,363)	5,026,000	5,026,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $2,228,129 (Collateralized by $2,275,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $2,275,018)	2,228,000	2,228,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,024,000)		11,024,000

TOTAL INVESTMENT SECURITIES (Cost $27,612,891)—103.9%		33,486,044
Net other assets (liabilities)—(3.9)%		(1,267,736)

NET ASSETS—100.0%		$32,218,308

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the financial statements.

PROFUNDS Utilities UltraSector ProFund	Schedule of Portfolio Investments July 31, 2008

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Index terminating on 8/25/08	$25,967,033	$(47,716)

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Electric	57.1%
Energy—Alternate Sources	0.4%
Gas	5.2%
Pipelines	6.7%
Water	0.3%
Other**	30.3%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS Short Oil & Gas ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (97.1%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $10,383,606 (Collateralized by $10,548,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $10,591,620)	$10,383,000	$10,383,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $13,844,808 (Collateralized by $14,040,000 of various Federal Home Loan Bank Securities, 3.63%-4.65%, 9/26/08-7/1/11, market value $14,125,329)	13,844,000	13,844,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $6,135,354 (Collateralized by $6,265,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $6,265,048)	6,135,000	6,135,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,362,000)		30,362,000

TOTAL INVESTMENT SECURITIES (Cost $30,362,000)—97.1%		30,362,000
Net other assets (liabilities)—2.9%		916,317

NET ASSETS—100.0%		$31,278,317

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index terminating on 8/25/08	$(31,317,176)	$(435,218)

See accompanying notes to the financial statements.

PROFUNDS Short Precious Metals ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (95.6%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $10,605,619 (Collateralized by $10,773,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $10,817,550)	$10,605,000	$10,605,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $14,140,825 (Collateralized by $14,345,000 of various U.S. Government Agency Obligations, 3.63%-4.65%, 9/26/08-7/1/11, market value $14,429,104)	14,140,000	14,140,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $6,265,362 (Collateralized by $6,395,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $6,395,049)	6,265,000	6,265,000

TOTAL REPURCHASE AGREEMENTS (Cost $31,010,000)		31,010,000

TOTAL INVESTMENT SECURITIES (Cost $31,010,000)—95.6%		31,010,000
Net other assets (liabilities)—4.4%		1,441,097

NET ASSETS—100.0%		$32,451,097

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index terminating on 8/25/08	$(32,479,040)	$1,088,473

See accompanying notes to the financial statements.

PROFUNDS Short Real Estate ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (102.7%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $29,741,735 (Collateralized by $29,976,000 of various Federal Home Loan Mortgage Corp. Securities, 3.00%-3.25%, 2/12/10-4/30/10, market value $30,336,181)	$29,740,000	$29,740,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $39,656,313 (Collateralized by $40,049,000 of various U.S. Government Agency Obligations, 3.63%-5.63%, 7/1/11-6/29/12, market value $40,450,475)	39,654,000	39,654,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $17,569,015 (Collateralized by $17,742,000 of various U.S. Government Agency Obligations, 2.60%-3.38%, 1/6/10-3/5/10, market value $17,921,082)	17,568,000	17,568,000

TOTAL REPURCHASE AGREEMENTS (Cost $86,962,000)		86,962,000

TOTAL INVESTMENT SECURITIES (Cost $86,962,000)—102.7%		86,962,000
Net other assets (liabilities)—(2.7)%		(2,323,659)

NET ASSETS—100.0%		$84,638,341

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index terminating on 8/25/08	$(84,697,428)	$(2,895,227)

See accompanying notes to the financial statements.

PROFUNDS U.S. Government Plus ProFund	Schedule of Portfolio Investments July 31, 2008

U.S. Treasury Obligations (92.4%)
	Principal Amount	Value
U.S. Treasury Bonds, 4.38%, 2/15/38+	$20,900,000	$20,240,344

TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,074,037)		20,240,344

Repurchase Agreements (8.6%)
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $640,037 (Collateralized by $652,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $654,696)	640,000	640,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $853,050 (Collateralized by $863,000 of various U.S. Government Agency Obligations, 3.38%-5.20%, 3/5/10-9/10/10, market value $870,834)	853,000	853,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $381,022 (Collateralized by $395,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $395,003)	381,000	381,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,874,000)		1,874,000

TOTAL INVESTMENT SECURITIES (Cost $21,948,037)—101.0%		22,114,344
Net other assets (liabilities)—(1.0)%		(222,276)

NET ASSETS—100.0%		$21,892,068

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring 9/19/08 (Underlying notional amount at value $1,159,375)	10	$29,359
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 8/25/08	$1,646,344	$160,021
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 8/28/08	4,551,656	38,870

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity 10 ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (98.7%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $13,856,808 (Collateralized by $14,076,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $14,134,210)	$13,856,000	$13,856,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $18,476,078 (Collateralized by $18,797,000 of various U.S. Government Agency Obligations, 3.38%-4.65%, 9/26/08-7/1/11, market value $18,850,511)	18,475,000	18,475,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $8,188,473 (Collateralized by $8,253,000 of various U.S. Government Agency Obligations, 2.60%-3.38%, 1/6/10-3/5/10, market value $8,356,656)	8,188,000	8,188,000

TOTAL REPURCHASE AGREEMENTS (Cost $40,519,000)		40,519,000

Options Purchased(NM)
	Contracts
10-Year U.S. Treasury Note Call Option 148 expiring December 2008	50	970

TOTAL OPTIONS PURCHASED (Cost $1,653)		970

TOTAL INVESTMENT SECURITIES (Cost $40,520,653)—98.7%		40,519,970
Net other assets (liabilities)—1.3%		514,369

NET ASSETS—100.0%		$41,034,339

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Bond Futures Contract expiring 9/19/08 (Underlying notional amount at value $3,568,875)	31	$(32,346)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreement based on the 10-Year U.S. Treasury Note (3.88% due 5/15/18) terminating on 8/25/08	$(7,956,250)	$(116,649)
Total Return Swap Agreement based on the 10-Year U.S. Treasury Note (3.88% due 5/15/18) terminating on 8/28/08	(30,581,836)	(177,452)

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (101.0%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $64,395,756 (Collateralized by $64,809,000 of various Federal Home Loan Mortgage Corp. Securities, 3.00%-3.25%, 2/12/10-4/30/10, market value $65,681,116)	$64,392,000	$64,392,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $85,861,008 (Collateralized by $86,274,000 of various U.S. Government Agency Obligations, 3.63%-5.63%, 9/26/08-6/29/12, market value $87,579,219)	85,856,000	85,856,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $38,036,198 (Collateralized by $38,345,000 of various U.S. Government Agency Obligations, 2.60%-3.38%, 1/6/10-3/5/10, market value $38,802,853)	38,034,000	38,034,000

TOTAL REPURCHASE AGREEMENTS (Cost $188,282,000)		188,282,000

Options Purchased(NM)
	Contracts
30-Year U.S. Treasury Bond Call Option 155 expiring December 2008	200	3,880

TOTAL OPTIONS PURCHASED (Cost $6,613)		3,880

TOTAL INVESTMENT SECURITIES (Cost $188,288,613)—101.0%		188,285,880
Net other assets (liabilities)—(1.0)%		(1,912,435)

NET ASSETS—100.0%		$186,373,445

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring 9/19/08 (Underlying notional amount at value $3,941,875)	34	$37,665
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 8/25/08	$(183,422,063)	$(3,548,418)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.38% due 2/15/38) terminating on 8/28/08	(48,228,188)	(345,182)

See accompanying notes to the financial statements.

PROFUNDS Rising U.S. Dollar ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (83.7%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $7,932,463 (Collateralized by $8,059,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $8,092,327)	$7,932,000	$7,932,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $10,576,617 (Collateralized by $10,603,000 of various U.S. Government Agency Obligations, 3.38%-4.65%, 9/26/08-7/1/11, market value $10,788,548)	10,576,000	10,576,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $4,687,271 (Collateralized by $4,790,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $4,790,037)	4,687,000	4,687,000

TOTAL REPURCHASE AGREEMENTS (Cost $23,195,000)		23,195,000

TOTAL INVESTMENT SECURITIES (Cost $23,195,000)—83.7%		23,195,000
Net other assets (liabilities)—16.3%		4,528,831

NET ASSETS—100.0%		$27,723,831

+	All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
U.S. Dollar Index Futures Contract expiring 9/19/08 (Underlying notional amount at value $734,100)	10	$9,436

At July 31, 2008, the Rising U.S. Dollar ProFund’s forward currency contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	8/29/08	1,623,360	$3,208,485	$3,210,118	$(1,633)
Canadian Dollar vs. U.S. Dollar	8/29/08	2,474,380	2,410,316	2,416,319	(6,003)
Euro vs. U.S. Dollar	8/29/08	9,926,831	15,456,207	15,458,615	(2,408)
Japanese Yen vs. U.S. Dollar	8/29/08	390,548,341	3,617,723	3,626,758	(9,035)
Swedish Krona vs. U.S. Dollar	8/29/08	7,327,403	1,203,907	1,208,647	(4,740)
Swiss Franc vs. U.S. Dollar	8/29/08	1,018,485	974,209	972,903	1,306

Total Short Contracts			$26,870,847	$26,893,360	$(22,513)

See accompanying notes to the financial statements.

PROFUNDS Falling U.S. Dollar ProFund	Schedule of Portfolio Investments July 31, 2008

Repurchase Agreements (116.2%)
	Principal Amount	Value
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $13,995,816 (Collateralized by $14,218,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $14,276,797)	$13,995,000	$13,995,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $18,662,089 (Collateralized by $18,984,000 of various U.S. Government Agency Obligations, 3.38%-3.63%, 3/5/10-7/1/11, market value $19,036,824)	18,661,000	18,661,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $8,267,478 (Collateralized by $8,354,000 of various U.S. Government Agency Obligations, 2.60%-3.38%, 1/6/10-3/5/10, market value $8,446,467)	8,267,000	8,267,000

TOTAL REPURCHASE AGREEMENTS (Cost $40,923,000)		40,923,000

TOTAL INVESTMENT SECURITIES (Cost $40,923,000)—116.2%		40,923,000
Net other assets (liabilities)—(16.2)%		(5,697,513)

NET ASSETS—100.0%		$35,225,487

+	All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
U.S. Dollar Index Futures Contract expiring 9/19/08 (Underlying notional amount at value $1,027,740)	14	$(10,243)

At July 31, 2008, the Falling U.S. Dollar ProFund’s foward currency contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	8/29/08	330,782	$654,500	$654,106	$394
Canadian Dollar vs. U.S. Dollar	8/29/08	512,718	500,500	500,687	(187)
Euro vs. U.S. Dollar	8/29/08	2,034,366	3,168,000	3,168,028	(28)
Japanese Yen vs. U.S. Dollar	8/29/08	80,599,094	748,000	748,470	(470)
Swedish Krona vs. U.S. Dollar	8/29/08	1,400,997	231,000	231,093	(93)
Swiss Franc vs. U.S. Dollar	8/29/08	207,442	198,000	198,158	(158)

Total Short Contracts			$5,500,000	$5,500,542	$(542)

Long
British Sterling Pound vs. U.S. Dollar	8/29/08	2,383,312	$4,709,291	$4,712,888	$3,597
Canadian Dollar vs. U.S. Dollar	8/29/08	3,704,164	3,607,207	3,617,246	10,039
Euro vs. U.S. Dollar	8/29/08	14,808,229	23,062,019	23,060,200	(1,819)
Japanese Yen vs. U.S. Dollar	8/29/08	581,270,479	5,382,386	5,397,865	15,479
Swedish Krona vs. U.S. Dollar	8/29/08	9,706,741	1,593,438	1,601,116	7,678
Swiss Franc vs. U.S. Dollar	8/29/08	1,495,493	1,430,863	1,428,562	(2,301)

Total Long Contracts			$39,785,204	$39,817,877	$32,673

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2008

Statements of Assets and Liabilities

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
Assets:
Securities, at cost	$29,124,821	$8,624,422	$95,359,590	$31,893,325

Securities, at value	36,866,738	10,040,026	96,704,502	40,080,184
Repurchase agreements, at cost	18,206,000	4,085,000	39,580,000	459,000

Total Investment Securities	55,072,738	14,125,026	136,284,502	40,539,184
Cash	79,647	85	2,533,161	725
Segregated cash balances with brokers for futures contracts	1,442,973	148,980	1,312,728	27,500
Dividends and interest receivable	36,810	7,968	35,385	2,770
Receivable for investments sold	30,692,619	8,194	2,221	—
Receivable for capital shares issued	870,562	481,158	22,244,573	16,376,696
Unrealized gain on swap agreements	—	23,509	997,549	—
Receivable from Advisor	—	5,735	—	—
Prepaid expenses	14,837	28,274	16,812	26,293

Total Assets	88,210,186	14,828,929	163,426,931	56,973,168

Liabilities:
Cash overdraft	—	—	—	—
Payable for investments purchased	79,262	37,171	24,848,366	15,701,515
Payable for capital shares redeemed	47,192,618	277,717	846,472	776,401
Variation margin on futures contracts	283,649	48,360	144,741	1,000
Advisory fees payable	19,800	—	19,142	19,008
Management services fees payable	3,960	—	3,829	4,073
Administration fees payable	904	394	994	930
Distribution and services fees payable—Service Class	2,942	3,262	952	3,470
Trustee fees payable	7	5	3	8
Transfer agency fees payable	5,258	3,429	3,810	7,544
Fund accounting fees payable	1,621	706	1,781	1,666
Compliance services fees payable	538	230	192	494
Service fees payable	514	224	565	529
Other accrued expenses	41,474	29,743	26,008	71,209

Total Liabilities	47,632,547	401,241	25,896,855	16,587,847

Net Assets	$40,577,639	$14,427,688	$137,530,076	$40,385,321

Net Assets consist of:
Capital	$63,156,583	$13,661,708	$137,642,382	$39,787,747
Accumulated net investment income (loss)	77,556	(65,217)	(88,888)	(375,255)
Accumulated net realized gains (losses) on investments	(29,395,483)	(557,114)	(2,678,534)	(7,221,380)
Net unrealized appreciation (depreciation) on investments	6,738,983	1,388,311	2,655,116	8,194,209

Net Assets	$40,577,639	$14,427,688	$137,530,076	$40,385,321

Net Assets:
Investor Class	$37,092,048	$10,660,257	$135,463,195	$35,448,779
Service Class	3,485,591	3,767,431	2,066,881	4,936,542

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	653,484	248,609	3,369,587	528,870
Service Class	66,551	92,999	55,160	79,678

Net Asset Value (offering and redemption price per share):
Investor Class	$56.76	$42.88	$40.20	$67.03
Service Class	52.37	40.51	37.47	61.96

See accompanying notes to the financial statements.

Large- Cap Value ProFund	Large- Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small- Cap Value ProFund	Small- Cap Growth ProFund

$12,215,091	$15,069,252	$21,750,443	$34,169,492	$8,211,108	$23,103,871

14,201,012	17,631,873	23,709,651	38,031,313	9,452,275	25,502,652
28,000	98,000	—	—	—	97,000

14,229,012	17,729,873	23,709,651	38,031,313	9,452,275	25,599,652
47,802	11,497	—	—	—	1,448
—	—	—	—	—	—
28,726	12,384	17,090	10,554	10,737	6,006
—	10,317	28,026	515,237	42,776	476,267
36,335	—	5,718,583	115,748	44,285	458,974
—	—	—	—	—	—
—	—	—	—	5,939	—
12,297	13,222	19,198	18,224	17,571	16,499

14,354,172	17,777,293	29,492,548	38,691,076	9,573,583	26,558,846

—	—	36,917	101,692	2,399	—
—	21,194	5,654,433	291,705	115,000	1,022,492
8,832	305	4,113	34,834	91,609	694
—	—	—	—	—	—
9,456	12,281	7,682	36,962	—	8,789
1,891	2,456	1,536	7,392	—	1,758
418	561	345	1,685	249	536
2,921	4,739	2,397	6,695	835	3,332
4	5	6	35	3	3
3,091	4,096	3,753	13,723	1,448	3,825
748	1,005	618	3,021	446	960
243	376	299	1,276	184	165
237	319	196	958	142	305
29,868	30,183	34,456	124,782	26,176	17,456

57,709	77,520	5,746,751	624,760	238,491	1,060,315

$14,296,463	$17,699,773	$23,745,797	$38,066,316	$9,335,092	$25,498,531

$15,636,155	$22,436,384	$25,313,019	$52,971,873	$11,050,076	$26,093,828
111,195	(115,168)	(131,061)	(460,906)	(71,619)	(98,089)
(3,436,808)	(7,184,064)	(3,395,369)	(18,306,472)	(2,884,532)	(2,895,989)
1,985,921	2,562,621	1,959,208	3,861,821	1,241,167	2,398,781

$14,296,463	$17,699,773	$23,745,797	$38,066,316	$9,335,092	$25,498,531

$10,915,589	$12,157,281	$20,465,405	$30,264,814	$7,883,298	$20,821,722
3,380,874	5,542,492	3,280,392	7,801,502	1,451,794	4,676,809

269,847	320,899	500,004	800,548	192,664	531,736
87,563	154,641	85,760	222,284	38,111	127,993

$40.45	$37.89	$40.93	$37.81	$40.92	$39.16
38.61	35.84	38.25	35.10	38.09	36.54

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2008

Statements of Assets and Liabilities, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid- Cap ProFund	UltraSmall- Cap ProFund
Assets:
Securities, at cost	$6,422,597	$50,382,043	$35,813,014	$42,454,139

Securities, at value	8,165,124	79,880,668	45,493,035	46,389,624
Repurchase agreements, at cost	—	11,555,000	10,801,000	12,108,000

Total Investment Securities	8,165,124	91,435,668	56,294,035	58,497,624
Cash	—	—	62,820	270,962
Segregated cash balances with brokers for futures contracts	—	3,106,899	1,310,230	2,719,875
Segregated cash balances with custodian for swap agreements	—	—	—	—
Dividends and interest receivable	43,197	91,059	25,310	34,759
Receivable for investments sold	—	696	34,091	85,774
Receivable for capital shares issued	3,545,492	14,906,934	1,247,313	2,092,016
Unrealized gain on swap agreements	—	1,966,511	961,357	553,129
Receivable from Advisor	—	—	—	—
Prepaid expenses	12,803	16,365	17,017	18,600

Total Assets	11,766,616	111,524,132	59,952,173	64,272,739

Liabilities:
Cash overdraft	31,654	2,939	—	—
Payable for investments purchased	3,454,881	22,880	230,255	310,704
Payable for capital shares redeemed	40,124	6,784,048	3,857,163	3,577,564
Unrealized loss on swap agreements	—	—	—	—
Variation margin on futures contracts	—	578,813	420,874	394,224
Advisory fees payable	3,525	57,727	31,826	36,578
Management services fees payable	705	11,546	6,365	7,316
Administration fees payable	224	2,637	1,451	1,662
Distribution and services fees payable—Service Class	1,470	6,113	2,875	3,324
Trustee fees payable	2	19	12	13
Transfer agency fees payable	2,913	16,966	9,758	11,672
Fund accounting fees payable	402	4,726	2,601	2,979
Compliance services fees payable	169	1,672	830	984
Service fees payable	128	1,499	825	945
Other accrued expenses	11,294	114,393	59,378	65,074

Total Liabilities	3,547,491	7,605,978	4,624,213	4,413,039

Net Assets	$8,219,125	$103,918,154	$55,327,960	$59,859,700

Net Assets consist of:
Capital	$8,405,207	$193,678,461	$73,746,704	$79,838,720
Accumulated net investment income (loss)	73,413	354,397	(67,287)	(205,469)
Accumulated net realized gains (losses) on investments	(2,002,022)	(119,124,786)	(27,460,566)	(27,204,870)
Net unrealized appreciation (depreciation) on investments	1,742,527	29,010,082	9,109,109	7,431,319

Net Assets	$8,219,125	$103,918,154	$55,327,960	$59,859,700

Net Assets:
Investor Class	$6,553,088	$94,384,486	$50,581,028	$56,504,857
Service Class	1,666,037	9,533,668	4,746,932	3,354,843

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	377,468	1,857,386	1,179,465	2,429,754
Service Class	94,466	204,135	118,403	155,855

Net Asset Value (offering and redemption price per share):
Investor Class	$17.36	$50.82	$42.88	$23.26
Service Class	17.64	46.70	40.09	21.53

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America ProFund	UltraChina ProFund

$15,963,284	$76,051,739	$—	$115,766,550	$24,159,066	$10,075,402

20,412,338	161,973,514	—	104,089,397	25,016,021	9,481,141
5,166,000	21,330,000	19,192,000	30,327,000	7,324,000	3,971,000

25,578,338	183,303,514	19,192,000	134,416,397	32,340,021	13,452,141
17,885	66,664	552	157	338,250	1,440,459
1,908,074	3,814,250	113,963	—	—	—
—	—	—	—	—	857
28,638	12,217	1,117	391,622	40,692	2,046
—	4,131,954	—	—	—	—
2,339,538	2,247,406	829,555	1,899,740	3,116,767	899,171
39,882	4,216,932	121,312	—	—	—
—	—	—	—	—	42
19,416	17,066	16,719	32,485	17,903	25,358

29,931,771	197,810,003	20,275,218	136,740,401	35,853,633	15,820,074

—	—	—	—	—	—
19,949	68,438	—	—	4,181,062	2,252,906
3,894,771	5,110,973	156,428	718,130	377,927	258,372
—	—	—	2,754,578	515,392	343,834
581,733	138,700	26,280	—	—	—
20,092	120,784	11,636	88,562	19,822	—
4,018	24,157	2,327	17,713	3,964	—
912	5,523	525	3,950	899	303
6,419	9,012	2,153	8,319	1,284	500
6	44	4	40	9	2
7,355	40,262	3,343	27,667	7,896	2,483
1,635	9,898	941	7,078	1,610	542
552	3,316	389	3,444	486	81
519	3,140	299	2,245	511	172
32,299	226,401	26,847	220,942	29,568	13,000

4,570,260	5,760,648	231,172	3,852,668	5,140,430	2,872,195

$25,361,511	$192,049,355	$20,044,046	$132,887,733	$30,713,203	$12,947,879

$37,994,548	$1,848,007,490	$38,660,306	$327,997,385	$44,045,698	$16,492,440
128,351	(865,910)	129,326	1,800,365	101,505	9,932
(17,379,534)	(1,743,571,930)	(18,832,805)	(182,478,286)	(13,775,563)	(2,616,398)
4,618,146	88,479,705	87,219	(14,431,731)	341,563	(938,095)

$25,361,511	$192,049,355	$20,044,046	$132,887,733	$30,713,203	$12,947,879

$22,668,492	$181,556,236	$14,994,680	$123,039,703	$28,156,216	$12,374,182
2,693,019	10,493,119	5,049,366	9,848,030	2,556,987	573,697

725,467	7,440,841	597,655	4,138,781	1,012,670	648,343
89,836	471,047	203,866	338,488	92,449	30,214

$31.25	$24.40	$25.09	$29.73	$27.80	$19.09
29.98	22.28	24.77	29.09	27.66	18.99

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2008

Statements of Assets and Liabilities, continued

	UltraJapan ProFund	Bear ProFund	Short Small- Cap ProFund	Short NASDAQ-100 ProFund
Assets:
Securities, at cost	$72,900	$5,185	$1,434	$467

Securities, at value	34,914	2,044	685	200
Repurchase agreements, at cost	42,861,000	237,064,000	13,039,000	11,233,000

Total Investment Securities	42,895,914	237,066,044	13,039,685	11,233,200
Cash	—	453	594	984
Segregated cash balances with brokers for futures contracts	7,084,981	4,375,379	103,295	96,250
Interest receivable	2,495	13,802	759	654
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	16,334,918	574,880	3,002	934,626
Unrealized gain on swap agreements	16,336	—	—	—
Variation margin on futures contracts	—	817,700	3,326	3,541
Receivable from Advisor	—	—	—	—
Prepaid expenses	15,389	17,878	21,378	16,259

Total Assets	66,350,033	242,866,136	13,172,039	12,285,514

Liabilities:
Cash overdraft	7,316	—	—	—
Payable for capital shares redeemed	383,024	77,012,840	585,978	137,188
Unrealized loss on swap agreements	—	4,938,560	367,607	276,480
Variation margin on futures contracts	1,149,200	—	—	—
Advisory fees payable	40,311	153,608	12,982	8,246
Management services fees payable	6,719	30,722	2,597	1,649
Administration fees payable	1,535	7,022	592	377
Distribution and services fees payable—Service Class	1,001	3,491	1,451	606
Trustee fees payable	12	16	3	2
Transfer agency fees payable	8,795	13,958	4,068	2,980
Fund accounting fees payable	2,751	12,585	1,062	675
Compliance services fees payable	817	1,070	333	210
Service fees payable	873	3,992	337	214
Other accrued expenses	54,100	162,422	19,552	12,570

Total Liabilities	1,656,454	82,340,286	996,562	441,197

Net Assets	$64,693,579	$160,525,850	$12,175,477	$11,844,317

Net Assets consist of:
Capital	$143,312,188	$194,016,584	$71,302,101	$45,020,018
Accumulated net investment income (loss)	207,573	454,824	94,765	70,834
Accumulated net realized gains (losses) on investments	(80,361,279)	(31,299,777)	(58,845,695)	(32,977,920)
Net unrealized appreciation (depreciation) on investments	1,535,097	(2,645,781)	(375,694)	(268,615)

Net Assets	$64,693,579	$160,525,850	$12,175,477	$11,844,317

Net Assets:
Investor Class	$63,590,365	$157,729,047	$10,934,832	$11,365,465
Service Class	1,103,214	2,796,803	1,240,645	478,852

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	2,569,835	5,410,265	666,666	743,150
Service Class	47,471	93,164	71,700	31,239

Net Asset Value (offering and redemption price per share):
Investor Class	$24.74	$29.15	$16.40	$15.29
Service Class	23.24	30.02	17.30	15.33

See accompanying notes to the financial statements.

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$9,763	$1,160	$17,202	$4,126	$4,482	$—

3,853	544	8,220	2,115	1,915	—
136,769,000	9,224,000	141,732,000	16,851,000	93,268,000	50,501,000

136,772,853	9,224,544	141,740,220	16,853,115	93,269,915	50,501,000
721	422	64	—	253	432
7,369,220	242,338	8,590,070	1,695,813	1,416,167	—
7,963	537	8,252	981	5,430	2,940
—	—	—	—	—	—
1,288,208	248,454	1,478,469	690,726	32,058,628	212,189
—	—	—	—	—	—
1,356,806	72,249	974,918	472,988	64,459	—
—	322	—	—	—	—
16,720	11,206	25,650	19,100	22,711	16,449

146,812,491	9,800,072	152,817,643	19,732,723	126,837,563	50,733,010

—	—	—	1,501	—	—
8,469,926	253,379	3,566,081	1,311,495	1,690,376	1,180,571
4,628,397	322,304	4,641,281	217,326	4,116,005	422,893
—	—	—	—	—	—
99,918	—	99,963	13,783	59,494	30,222
19,984	—	19,993	2,757	11,899	6,044
4,569	289	4,557	630	2,758	1,384
10,235	1,703	9,913	1,093	2,078	2,583
28	2	29	5	20	8
25,805	2,492	32,316	3,139	18,957	4,106
8,189	518	8,167	1,129	4,942	2,481
2,083	279	3,019	298	1,515	550
2,598	164	2,591	358	1,568	787
142,350	15,792	178,039	21,267	94,352	34,684

13,414,082	596,922	8,565,949	1,574,781	6,003,964	1,686,313

$133,398,409	$9,203,150	$144,251,694	$18,157,942	$120,833,599	$49,046,697

$290,630,613	$19,895,151	$263,299,141	$22,849,399	$451,305,502	$91,410,047
737,875	110,184	1,349,818	64,139	580,882	213,986
(162,511,607)	(11,066,544)	(116,406,448)	(5,994,442)	(327,639,190)	(42,154,443)
4,541,528	264,359	(3,990,817)	1,238,846	(3,413,595)	(422,893)

$133,398,409	$9,203,150	$144,251,694	$18,157,942	$120,833,599	$49,046,697

$122,417,089	$7,390,403	$134,257,372	$16,981,464	$118,582,675	$45,556,014
10,981,320	1,812,747	9,994,322	1,176,478	2,250,924	3,490,683

7,601,937	538,387	9,776,874	834,435	11,014,235	1,787,896
678,345	133,959	727,396	58,050	197,583	136,943

$16.10	$13.73	$13.73	$20.35	$10.77	$25.48
16.19	13.53	13.74	20.27	11.39	25.49

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2008

Statements of Assets and Liabilities, continued

	UltraShort Emerging Markets ProFund	UltraShort Latin America ProFund	UltraShort China ProFund	UltraShort Japan ProFund
Assets:
Securities, at cost	$—	$—	$—	$17,400

Securities, at value	—	—	—	3,409
Repurchase agreements, at cost	75,160,000	3,528,000	4,863,000	15,839,000

Total Investment Securities	75,160,000	3,528,000	4,863,000	15,842,409
Cash	985	655	781	—
Segregated cash balances with brokers for futures contracts	—	—	—	2,262,254
Segregated cash balances with custodian for swap agreements	—	—	29	—
Dividends and interest receivable	4,376	205	283	922
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	982,788	162,505	657,149	26,267
Unrealized gain on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	459,850
Receivable from Advisor	—	—	9,153	—
Prepaid expenses	20,941	10,953	20,690	14,690

Total Assets	76,169,090	3,702,318	5,551,085	18,606,392

Liabilities:
Cash overdraft	—	—	—	1,492
Payable for capital shares redeemed	576,370	162,166	290,106	10,387,507
Unrealized loss on swap agreements	4,539,375	375,940	283,021	5,718
Advisory fees payable	44,107	1,851	—	12,777
Management services fees payable	8,822	370	—	2,129
Administration fees payable	2,024	155	188	492
Distribution and services fees payable—Service Class	4,067	419	299	836
Trustee fees payable	10	1	1	3
Transfer agency fees payable	9,394	1,346	1,442	3,569
Fund accounting fees payable	3,628	278	338	882
Compliance services fees payable	695	48	48	234
Service fees payable	1,151	88	107	280
Other accrued expenses	62,501	2,927	9,830	13,063

Total Liabilities	5,252,144	545,589	585,380	10,428,982

Net Assets	$70,916,946	$3,156,729	$4,965,705	$8,177,410

Net Assets consist of:
Capital	$167,123,295	$5,027,513	$4,897,039	$(73,644)
Accumulated net investment income (loss)	262,881	10,307	4,867	137,702
Accumulated net realized gains (losses) on investments	(91,929,855)	(1,505,151)	346,820	6,954,886
Net unrealized appreciation (depreciation) on investments	(4,539,375)	(375,940)	(283,021)	1,158,466

Net Assets	$70,916,946	$3,156,729	$4,965,705	$8,177,410

Net Assets:
Investor Class	$66,212,129	$3,113,273	$4,655,715	$7,404,045
Service Class	4,704,817	43,456	309,990	773,365

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	8,050,974	164,727	129,449	197,348
Service Class	572,009	2,312	8,661	20,367

Net Asset Value (offering and redemption price per share):
Investor Class	$8.22	$18.90	$35.97	$37.52
Service Class	8.23	18.80	35.79	37.97

(a)	Amount is less than $0.50.

See accompanying notes to the financial statements.

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$9,570,190	$48,194,271	$34,907,555	$475,187	$1,017,947	$7,393,013

11,168,559	60,127,526	46,909,027	642,208	1,047,650	8,525,539
7,097,000	20,951,000	14,450,000	596,000	351,000	6,925,000

18,265,559	81,078,526	61,359,027	1,238,208	1,398,650	15,450,539
807	309	224	541	13,278	944
—	—	—	—	—	—
—	—	—	3	—	—
31,933	47,162	841	1,077	231	16,939
232,595	—	—	—	—	—
818,801	911,453	17,084,262	10,000	1,139	527,381
—	1,665,104	2,585,307	—	—	—
—	—	—	—	—	—
—	—	—	4,386	3,355	—
16,713	20,669	15,602	12,122	11,845	15,814

19,366,408	83,723,223	81,045,263	1,266,337	1,428,498	16,011,617

—	—	—	—	—	—
838,514	363,128	153,174	20,789	1,000	815,505
172,945	—	—	8,946	24,438	436,775
3,975	54,353	21,844	—	—	240
795	10,871	4,369	—	—	48
360	2,473	1,270	32	32	372
658	4,918	3,279	161	262	1,617
2	19	5	1	— (a)	3
2,138	11,682	4,498	259	355	2,457
645	4,432	2,275	58	58	667
133	1,118	372	74	22	186
205	1,406	722	18	18	212
12,959	90,563	37,552	6,602	2,716	16,547

1,033,329	544,963	229,360	36,940	28,901	1,274,629

$18,333,079	$83,178,260	$80,815,903	$1,229,397	$1,399,597	$14,736,988

$25,046,240	$89,325,757	$82,811,757	$2,615,561	$2,281,007	$26,698,580
234,050	104,843	(166,004)	15,396	(2,879)	50,347
(8,372,635)	(19,850,699)	(16,416,629)	(1,559,635)	(883,796)	(12,707,690)
1,425,424	13,598,359	14,586,779	158,075	5,265	695,751

$18,333,079	$83,178,260	$80,815,903	$1,229,397	$1,399,597	$14,736,988

$16,348,460	$78,070,150	$75,766,432	$1,027,786	$1,084,020	$12,374,558
1,984,619	5,108,110	5,049,471	201,611	315,577	2,362,430

907,447	1,240,740	1,080,485	30,013	47,086	833,513
108,497	82,739	77,880	5,974	14,121	169,242

$18.02	$62.92	$70.12	$34.24	$23.02	$14.85
18.29	61.74	64.84	33.75	22.35	13.96

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2008

Statements of Assets and Liabilities, continued

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
Assets:
Securities, at cost	$6,815,751	$1,605,373	$2,500,619	$2,540,011

Securities, at value	8,513,970	1,939,389	4,851,215	3,342,952
Repurchase agreements, at cost	3,260,000	1,321,000	3,210,000	2,385,000

Total Investment Securities	11,773,970	3,260,389	8,061,215	5,727,952
Cash	787	132	56	718
Dividends and interest receivable	5,877	1,735	187	139
Receivable for investments sold	174	—	—	650,396
Receivable for capital shares issued	135,468	9,149	2,000	242,359
Unrealized gain on swap agreements	52,473	—	51,861	—
Receivable from Administrator	—	—	—	—
Receivable from Advisor	—	4,513	—	1,004
Prepaid expenses	18,239	13,687	16,353	17,657

Total Assets	11,986,988	3,289,605	8,131,672	6,640,225

Liabilities:
Payable for investments purchased	191,367	—	—	336,594
Payable for capital shares redeemed	56,072	36,107	55,455	17,546
Unrealized loss on swap agreements	—	57,353	—	203,847
Advisory fees payable	1,434	—	5,628	—
Management services fees payable	287	—	1,125	—
Administration fees payable	265	80	257	161
Distribution and services fees payable—Service Class	1,708	101	436	379
Trustee fees payable	2	1	2	1
Transfer agency fees payable	1,850	409	1,714	1,556
Fund accounting fees payable	476	143	461	288
Compliance services fees payable	239	70	180	81
Service fees payable	151	45	146	91
Other accrued expenses	16,804	8,724	12,440	6,174

Total Liabilities	270,655	103,033	77,844	566,718

Net Assets	$11,716,333	$3,186,572	$8,053,828	$6,073,507

Net Assets consist of:
Capital	$21,514,657	$9,298,859	$12,181,891	$14,548,051
Accumulated net investment income (loss)	22,860	4,665	(89,464)	(44,871)
Accumulated net realized gains (losses) on investments	(11,571,876)	(6,393,615)	(6,441,056)	(9,028,767)
Net unrealized appreciation (depreciation) on investments	1,750,692	276,663	2,402,457	599,094

Net Assets	$11,716,333	$3,186,572	$8,053,828	$6,073,507

Net Assets:
Investor Class	$9,463,239	$3,060,889	$7,570,508	$5,629,883
Service Class	2,253,094	125,683	483,320	443,624

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	635,725	79,521	101,139	718,255
Service Class	162,044	3,336	7,001	61,628

Net Asset Value (offering and redemption price per share):
Investor Class	$14.89	$38.49	$74.85	$7.84
Service Class	13.90	37.67	69.04	7.20

See accompanying notes to the financial statements.

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$43,180,340	$26,237,369	$2,845,031	$—	$7,567,540	$4,326,879

98,476,244	33,119,729	3,306,650	—	10,617,872	6,338,941
37,684,000	12,095,000	1,607,000	156,736,000	10,849,000	3,136,000

136,160,244	45,214,729	4,913,650	156,736,000	21,466,872	9,474,941
147	681	857	392	193	217
57,317	13,198	4,614	9,125	24,138	2,460
—	624,681	20,255	—	—	48,818
1,224,138	438,456	101,432	2,482,696	259,130	103,605
557,302	—	—	—	—	—
—	—	—	—	4,501	—
—	—	—	—	—	—
24,399	21,692	17,360	26,869	18,930	17,075

138,023,547	46,313,437	5,058,168	159,255,082	21,773,764	9,647,116

—	—	—	—	—	—
2,868,589	325,367	104,852	4,464,415	111,063	72,941
—	59,972	48,426	7,697,318	1,048,404	132,219
100,634	31,312	876	94,259	10,095	228
20,127	6,262	175	18,852	2,019	45
4,563	1,623	134	4,279	461	236
11,972	3,790	262	38,047	1,287	372
36	11	1	27	3	2
25,107	9,261	917	32,854	3,145	1,440
8,177	2,909	239	7,670	827	424
2,438	629	78	1,915	285	172
2,594	923	76	2,433	262	134
169,649	45,877	6,071	115,741	22,404	13,418

3,213,886	487,936	162,107	12,477,810	1,200,255	221,631

$134,809,661	$45,825,501	$4,896,061	$146,777,272	$20,573,509	$9,425,485

$92,150,465	$48,461,201	$11,494,088	$174,057,591	$38,989,126	$43,028,668
(32,014)	(122,879)	84,956	723,252	(497,231)	(3,240)
(13,161,996)	(9,335,209)	(7,096,176)	(20,306,253)	(19,920,314)	(35,479,786)
55,853,206	6,822,388	413,193	(7,697,318)	2,001,928	1,879,843

$134,809,661	$45,825,501	$4,896,061	$146,777,272	$20,573,509	$9,425,485

$122,186,618	$41,679,497	$4,491,164	$100,099,218	$18,739,739	$9,021,847
12,623,043	4,146,004	404,897	46,678,054	1,833,770	403,638

2,311,792	964,121	553,269	2,277,004	560,265	675,748
258,556	97,852	51,768	1,106,866	54,336	32,569

$52.85	$43.23	$8.12	$43.96	$33.45	$13.35
48.82	42.37	7.82	42.17	33.75	12.39

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2008

Statements of Assets and Liabilities, continued

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
Assets:
Securities, at cost	$3,714,730	$1,911,141	$16,588,891	$—

Securities, at value	5,279,419	2,387,035	22,462,044	—
Repurchase agreements, at cost	2,519,000	1,971,000	11,024,000	30,362,000

Total Investment Securities	7,798,419	4,358,035	33,486,044	30,362,000
Cash	580	787	428	117
Segregated cash balances with brokers for futures contracts	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	707	21,226	33,237	1,768
Receivable for investments sold	—	246,399	—	—
Receivable for capital shares issued	430,030	262,401	42,620	2,157,581
Unrealized gain on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Receivable from Advisor	248	963	—	—
Prepaid expenses	18,385	16,327	21,210	19,904

Total Assets	8,248,369	4,906,138	33,583,539	32,541,370

Liabilities:
Payable for investments purchased	—	353,419	—	—
Payable for capital shares redeemed	60,879	4,701	1,226,968	752,817
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized loss on swap agreements	59,323	160,927	47,716	435,218
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	—	—	20,562	14,501
Management services fees payable	—	—	4,112	2,900
Administration fees payable	264	102	936	771
Distribution and services fees payable—Service Class	1,322	250	2,747	942
Distribution and services fees payable—Class A	—	—	—	—
Trustee fees payable	3	1	8	4
Transfer agency fees payable	1,850	1,028	5,053	4,284
Fund accounting fees payable	473	183	1,678	1,382
Compliance services fees payable	187	96	856	557
Service fees payable	150	58	532	438
Other accrued expenses	16,752	8,343	54,063	49,239

Total Liabilities	141,203	529,108	1,365,231	1,263,053

Net Assets	$8,107,166	$4,377,030	$32,218,308	$31,278,317

Net Assets consist of:
Capital	$20,571,675	$6,329,650	$38,420,841	$46,954,196
Accumulated net investment income (loss)	(22,786)	(12,963)	150,862	213,112
Accumulated net realized gains (losses) on investments	(13,947,089)	(2,254,624)	(12,178,832)	(15,453,773)
Net unrealized appreciation (depreciation) on investments	1,505,366	314,967	5,825,437	(435,218)

Net Assets	$8,107,166	$4,377,030	$32,218,308	$31,278,317

Net Assets:
Investor Class	$7,537,629	$4,091,489	$29,164,520	$28,676,371
Service Class	569,537	285,541	3,053,788	2,601,946
Class A	—	—	—	—

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	286,952	277,167	1,194,755	1,682,582
Service Class	23,031	20,255	132,290	151,366
Class A	—	—	—	—

Net Asset Value (redemption price per share):
Investor Class	$26.27	$14.76	$24.41	$17.04
Service Class	24.73	14.10	23.08	17.19
Class A	—	—	—	—

Maximum Sales Charge:
Class A	N/A	N/A	N/A	N/A

Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$—	$—	$—	$—

(a)	Net asset value is calculated using unrounded net asset of $943.12 divided by the unrounded shares outstanding of 32.50.

See accompanying notes to the financial statements.

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$—	$—	$20,074,037	$1,653	$6,613	$—

—	—	20,240,344	970	3,880	—
31,010,000	86,962,000	1,874,000	40,519,000	188,282,000	23,195,000

31,010,000	86,962,000	22,114,344	40,519,970	188,285,880	23,195,000
510	732	788	668	484	460
—	—	21,287	48,845	72,589	10,450
—	—	—	—	—	1,306
1,805	5,063	422,128	2,359	10,962	1,350
—	—	—	—	—	—
1,700,940	880,620	854,812	1,077,750	3,234,687	4,873,710
1,088,473	—	198,891	—	—	—
—	—	11,406	—	—	—
—	—	—	—	—	355
10,933	23,849	29,992	23,419	30,326	11,462

33,812,661	87,872,264	23,653,648	41,673,011	191,634,928	28,094,093

—	—	—	—	—	—
1,285,676	121,631	1,702,480	206,324	935,456	324,770
—	—	—	—	—	23,819
—	2,895,227	—	294,101	3,893,600	—
—	—	—	30,516	38,781	800
20,163	57,072	10,831	27,973	127,315	—
4,033	11,415	3,249	5,595	25,463	—
926	2,605	742	1,278	5,821	563
658	6,010	6,131	5,989	25,790	3,229
—	—	16	5	2	—
7	18	9	17	37	5
4,274	11,856	13,078	15,920	28,518	3,692
1,659	4,668	1,329	2,291	10,432	1,010
414	1,497	640	670	2,317	302
526	1,481	422	727	3,309	320
43,228	120,443	22,653	47,266	164,642	11,752

1,361,564	3,233,923	1,761,580	638,672	5,261,483	370,262

$32,451,097	$84,638,341	$21,892,068	$41,034,339	$186,373,445	$27,723,831

$45,439,836	$94,039,546	$14,118,917	$43,714,661	$315,155,455	$31,560,208
109,038	567,010	(19,144)	88,810	723,854	87,664
(14,186,250)	(7,072,988)	7,397,738	(2,442,002)	(125,647,196)	(3,910,964)
1,088,473	(2,895,227)	394,557	(327,130)	(3,858,668)	(13,077)

$32,451,097	$84,638,341	$21,892,068	$41,034,339	$186,373,445	$27,723,831

$31,869,227	$78,191,099	$16,362,012	$35,027,674	$176,916,713	$20,034,287
581,870	6,447,242	5,439,270	6,005,722	9,455,798	7,689,544
—	—	90,786	943	934	—

1,718,396	3,009,340	514,783	1,274,274	9,901,200	743,757
29,281	249,524	171,964	209,846	538,617	287,316
—	—	2,855	33	51	—

$18.55	$25.98	$31.78	$27.49	$17.87	$26.94
19.87	25.84	31.63	28.62	17.56	26.76
—	—	31.80	29.02 (a)	18.31	—

N/A	N/A	4.75%	4.75%	4.75%	N/A

$—	$—	$33.39	$30.47	$19.22	$—

See accompanying notes to the financial statements.

PROFUNDS

July 31, 2008

Statement of Assets and Liabilities, continued

Falling U.S. Dollar ProFund
Assets:
Repurchase agreements, at cost	$40,923,000
Cash	686
Segregated cash balances with brokers for futures contracts	15,106
Unrealized appreciation on forward currency contracts	37,187
Interest receivable	2,383
Receivable for capital shares issued	184,691
Variation margin on futures contracts	1,120
Prepaid expenses	21,461

Total Assets	41,185,634

Liabilities:
Unrealized depreciation on forward currency contracts	5,056
Payable for capital shares redeemed	5,858,427
Advisory fees payable	25,464
Management services fees payable	5,093
Administration fees payable	1,161
Distribution and services fees payable—Service Class	2,902
Trustee fees payable	8
Transfer agency fees payable	5,581
Fund accounting fees payable	2,082
Compliance services fees payable	1,141
Service fees payable	660
Other accrued expenses	52,572

Total Liabilities	5,960,147

Net Assets	$35,225,487

Net Assets consist of:
Capital	$33,570,232
Accumulated net investment income (loss)	288,678
Accumulated net realized gains (losses) on investments	1,344,689
Net unrealized appreciation (depreciation) on investments	21,888

Net Assets	$35,225,487

Net Assets:
Investor Class	$33,442,992
Service Class	1,782,495

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Investor Class	1,066,390
Service Class	57,227

Net Asset Value (offering and redemption price per share):
Investor Class	$31.36
Service Class	31.15

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

PROFUNDS

For the year ended July 31, 2008

Statements of Operations

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	NASDAQ-100 ProFund
Investment Income:
Dividends	$781,688	$137,468	$141,538	$373,780
Interest	147,135	106,132	232,382	196,783

Total Investment Income	928,823	243,600	373,920	570,563

Expenses:
Advisory fees	307,759	98,329	127,138	572,851
Management services fees	61,552	19,666	25,428	122,752
Administration fees	13,636	4,472	5,324	27,061
Distribution and services fees—Service Class	79,803	30,416	17,194	44,657
Transfer agency fees	43,845	14,977	14,508	61,278
Administrative services fees	88,527	39,045	44,438	268,835
Registration and filing fees	34,366	31,928	30,002	32,512
Custody fees	27,128	16,129	24,637	21,012
Fund accounting fees	25,328	10,083	13,603	41,375
Trustee fees	696	232	211	1,209
Compliance services fees	602	109	27	220
Service fees	8,440	2,716	3,268	17,300
Other fees	41,999	11,776	18,205	82,721

Total Gross Expenses before reductions	733,681	279,878	323,983	1,293,783
Less Expenses reduced by the Advisor	—	(33,074)	(29,861)	—

Total Net Expenses	733,681	246,804	294,122	1,293,783

Net Investment Income (Loss)	195,142	(3,204)	79,798	(723,220)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(1,965,782)	900,695	(461,066)	(1,783,530)
Net realized gains (losses) on futures contracts	630,969	159,073	406,256	1,492,410
Net realized gains (losses) on swap agreements	—	(99,536)	(1,488,917)	—
Change in net unrealized appreciation/depreciation on investments	(7,027,372)	(1,366,793)	1,354,310	308,384

Net Realized and Unrealized Gains (Losses) on Investments	(8,362,185)	(406,561)	(189,417)	17,264

Change in Net Assets Resulting from Operations	$(8,167,043)	$(409,765)	$(109,619)	$(705,956)

See accompanying notes to the financial statements.

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$585,449	$387,562	$349,611	$241,475	$172,269	$69,844
1,371	2,898	1,395	3,334	662	609

586,820	390,460	351,006	244,809	172,931	70,453

159,156	222,042	142,682	305,940	92,992	99,321
31,831	44,409	28,537	61,189	18,599	19,864
6,962	9,800	6,332	13,430	4,187	4,388
44,009	72,269	32,957	73,925	27,736	33,580
19,599	30,344	20,842	43,525	12,358	16,462
51,484	57,052	54,755	155,923	29,644	28,893
33,550	31,071	30,010	35,705	29,202	28,579
31,036	32,566	25,461	30,782	40,679	32,739
13,353	17,561	12,182	23,809	9,833	9,302
345	532	354	941	213	218
267	229	720	9	21	187
4,280	6,124	3,860	8,132	2,544	2,728
18,529	33,612	16,628	30,204	11,858	12,719

414,401	557,611	375,320	783,514	279,866	288,980
—	—	(3,508)	—	(67,805)	(58,728)

414,401	557,611	371,812	783,514	212,061	230,252

172,419	(167,151)	(20,806)	(538,705)	(39,130)	(159,799)

(1,141,277)	(8,299,758)	(1,513,305)	(15,425,578)	(1,734,998)	(814,017)
(10,570)	(10,570)	(17,510)	(17,510)	(13,870)	(13,870)
—	—	—	—	—	—
(4,454,105)	3,442,593	(1,419,832)	4,052	(849,595)	(2,047,534)

(5,605,952)	(4,867,735)	(2,950,647)	(15,439,036)	(2,598,463)	(2,875,421)

$(5,433,533)	$(5,034,886)	$(2,971,453)	$(15,977,741)	$(2,637,593)	$(3,035,220)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended July 31, 2008

Statements of Operations, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid- Cap ProFund	UltraSmall- Cap ProFund
Investment Income:
Dividends	$567,574	$2,234,518	$594,012	$665,186
Interest	7,033	870,204	617,947	730,012
Foreign tax withholding	(28,930)	—	—	—

Total Investment Income	545,677	3,104,722	1,211,959	1,395,198

Expenses:
Advisory fees	145,202	982,997	484,056	591,864
Management services fees	29,041	196,601	96,812	118,374
Administration fees	6,397	43,651	21,505	26,058
Distribution and services fees—Service Class	21,028	96,526	56,208	54,653
Transfer agency fees	23,319	118,172	58,848	83,007
Administrative services fees	47,292	310,000	168,373	152,894
Registration and filing fees	28,235	42,889	35,982	41,265
Custody fees	8,505	41,247	17,569	15,384
Fund accounting fees	9,835	72,476	36,703	46,573
Trustee fees	478	2,067	1,101	1,354
Compliance services fees	208	249	46	1,115
Service fees	4,092	27,380	13,483	16,305
Printing fees	7,277	53,443	23,414	31,959
Other fees	13,593	76,000	37,641	49,020

Total Gross Expenses before reductions	344,502	2,063,698	1,051,741	1,229,825
Less Expenses reduced by the Advisor	(1,664)	—	—	—
Less fees paid indirectly	—	—	—	—

Total Net Expenses	342,838	2,063,698	1,051,741	1,229,825

Net Investment Income (Loss)	202,839	1,041,024	160,218	165,373

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	1,786,725	8,735,104	5,535,763	460,788
Net realized gains (losses) on futures contracts	(7,548)	(16,122,637)	(3,202,822)	(19,240,750)
Net realized gains (losses) on swap agreements	—	(12,984,260)	(9,827,034)	(6,169,691)
Change in net unrealized appreciation/depreciation on investments	(3,256,565)	(18,747,922)	(9,336,778)	5,612,580

Net Realized and Unrealized Gains (Losses) on Investments	(1,477,388)	(39,119,715)	(16,830,871)	(19,337,073)

Change in Net Assets Resulting from Operations	$(1,274,549)	$(38,078,691)	$(16,670,653)	$(19,171,700)

(a)	Commencement of operations was October 16, 2007.
(b)	Commencement of operations was February 4, 2008.

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraNASDAQ-100 ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraLatin America(a) ProFund	UltraChina(b) ProFund

$771,925	$1,147,575	$—	$1,048,531	$312,237	$16,690
432,244	1,309,950	1,189,109	9,439,365	181,668	73,585
—	—	—	(87,259)	(20,986)	—

1,204,169	2,457,525	1,189,109	10,400,637	472,919	90,275

320,197	1,866,742	228,487	1,979,645	148,378	29,387
64,040	373,352	45,698	395,933	29,676	5,877
14,221	82,878	10,122	87,680	5,907	1,599
49,606	129,390	46,243	141,756	12,496	4,282
47,651	239,457	27,110	242,868	24,032	6,928
90,508	517,221	77,349	555,662	34,855	8,037
34,952	48,837	35,416	65,169	32,127	18,678
6,097	18,261	2,584	3,674	5,348	2,034
22,555	131,834	15,923	138,261	10,173	2,823
651	3,786	523	4,189	268	69
237	1,716	182	2,616	507	98
8,957	51,934	6,374	54,963	3,926	925
18,840	102,110	12,726	102,083	17,401	1,853
33,381	202,723	16,789	158,295	15,312	5,748

711,893	3,770,241	525,526	3,932,794	340,406	88,338
—	—	—	—	—	(7,995)
—	—	—	—	(3,820)	—

711,893	3,770,241	525,526	3,932,794	336,586	80,343

492,276	(1,312,716)	663,583	6,467,843	136,333	9,932

(1,940,525)	8,247,794	—	(4,755,982)	(4,820,784)	(16,437)
(9,006,938)	(8,765,501)	(181,696)	—	—	—
(2,854,165)	(31,392,008)	(13,179,929)	(41,823,289)	(8,501,986)	(2,599,961)
(2,604,281)	(18,499,822)	(1,361,438)	(9,349,892)	341,563	(938,095)

(16,405,909)	(50,409,537)	(14,723,063)	(55,929,163)	(12,981,207)	(3,554,493)

$(15,913,633)	$(51,722,253)	$(14,059,480)	$(49,461,320)	$(12,844,874)	$(3,544,561)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended July 31, 2008

Statements of Operations, continued

	UltraJapan ProFund	Bear ProFund	Short Small- Cap ProFund	Short NASDAQ-100 ProFund
Investment Income:
Dividends	$—	$—	$—	$—
Interest	2,409,477	2,339,520	993,131	465,404

Total Investment Income	2,409,477	2,339,520	993,131	465,404

Expenses:
Advisory fees	579,423	590,957	198,909	98,113
Management services fees	96,584	118,193	39,782	19,623
Administration fees	21,273	26,825	8,811	4,352
Distribution and services fees—Service Class	23,353	23,572	16,536	10,746
Transfer agency fees	52,955	45,634	28,438	14,864
Administrative services fees	173,371	264,997	64,959	29,411
Registration and filing fees	33,515	36,255	34,303	31,792
Custody fees	1,693	5,177	4,127	3,400
Fund accounting fees	33,618	44,607	14,038	7,012
Trustee fees	1,135	928	371	202
Compliance services fees	929	1,375	301	167
Service fees	13,359	16,208	5,552	2,699
Other fees	56,727	81,750	29,482	16,304

Total Gross Expenses before reductions	1,087,935	1,256,478	445,609	238,685
Less Expenses reduced by the Advisor	—	(1,658)	—	(3,925)

Total Net Expenses	1,087,935	1,254,820	445,609	234,760

Net Investment Income (Loss)	1,321,542	1,084,700	547,522	230,644

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities and foreign currency transactions	(301,842)	(13,872)	(9,312)	(6,721)
Net realized gains (losses) on futures contracts	(34,685,829)	911,857	(1,042,748)	(93,532)
Net realized gains (losses) on swap agreements	(10,590,235)	7,339,934	(707,293)	59,556
Change in net unrealized appreciation/depreciation on investments	10,177,648	(3,482,978)	(1,292,637)	(524,338)

Net Realized and Unrealized Gains (Losses) on Investments	(35,400,258)	4,754,941	(3,051,990)	(565,035)

Change in Net Assets Resulting from Operations	$(34,078,716)	$5,839,641	$(2,504,468)	$(334,391)

See accompanying notes to the financial statements.

UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort NASDAQ-100 ProFund	UltraShort International ProFund

$—	$—	$—	$—	$—	$—
4,543,260	818,783	7,919,895	616,571	3,678,938	1,343,887

4,543,260	818,783	7,919,895	616,571	3,678,938	1,343,887

1,020,750	158,756	1,667,928	135,558	775,721	284,214
204,152	31,751	333,589	27,112	155,146	56,843
45,524	7,091	73,826	5,995	34,409	12,574
95,881	25,096	129,963	10,556	35,273	19,134
123,367	18,797	278,556	18,066	100,064	23,508
349,476	53,000	403,622	44,005	235,300	136,021
44,814	30,839	70,941	30,713	42,163	29,880
5,513	3,650	5,216	2,661	4,123	3,527
73,792	11,231	118,668	9,651	55,255	20,413
1,907	318	3,209	252	1,599	451
1,847	313	3,144	214	988	45
28,121	4,495	46,234	3,714	21,365	7,807
128,206	25,512	244,970	22,268	125,879	37,727

2,123,350	370,849	3,379,866	310,765	1,587,285	632,144
—	(13,342)	—	—	—	—

2,123,350	357,507	3,379,866	310,765	1,587,285	632,144

2,419,910	461,276	4,540,029	305,806	2,091,653	711,743

(32,255)	(7,564)	(105,669)	(26,378)	925,071	—
5,344,223	3,359,315	9,395,107	443,316	2,745,866	24,614
22,981,315	(2,624,729)	35,195,920	4,348,714	3,637,802	(1,001,162)
(2,111,373)	(344,396)	(18,916,442)	636,640	(6,813,139)	258,241

26,181,910	382,626	25,568,916	5,402,292	495,600	(718,307)

$28,601,820	$843,902	$30,108,945	$5,708,098	$2,587,253	$(6,564)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended July 31, 2008

Statements of Operations, continued

	UltraShort Emerging Markets ProFund	UltraShort Latin America(a) ProFund	UltraShort China(b) ProFund	UltraShort Japan ProFund
Investment Income:
Dividends	$—	$—	$—	$—
Interest	2,053,037	69,834	45,209	593,923

Total Investment Income	2,053,037	69,834	45,209	593,923

Expenses:
Advisory fees	397,870	18,545	15,065	163,100
Management services fees	79,575	3,709	3,013	27,190
Administration fees	17,630	741	912	5,932
Distribution and services fees—Service Class	40,884	1,073	1,274	10,803
Transfer agency fees	50,348	4,215	3,897	19,601
Administrative services fees	128,796	2,189	3,741	41,231
Registration and filing fees	40,221	26,924	15,842	28,087
Custody fees	2,971	2,414	2,131	2,671
Fund accounting fees	28,421	1,252	1,551	9,667
Trustee fees	702	33	29	258
Compliance services fees	755	52	63	212
Service fees	11,019	501	526	3,659
Other fees	52,137	4,994	6,403	16,970

Total Gross Expenses before reductions	851,329	66,642	54,447	329,381
Less Expenses reduced by the Advisor	—	(17,339)	(14,105)	(15,860)

Total Net Expenses	851,329	49,303	40,342	313,521

Net Investment Income (Loss)	1,201,708	20,531	4,867	280,402

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	—	—	—	(87,648)
Net realized gains (losses) on futures contracts	—	—	—	9,910,730
Net realized gains (losses) on swap agreements	(29,647,535)	(1,505,151)	346,820	314,290
Change in net unrealized appreciation/depreciation on investments	(1,740,801)	(375,940)	(283,021)	778,871

Net Realized and Unrealized Gains (Losses) on Investments	(31,388,336)	(1,881,091)	63,799	10,916,243

Change in Net Assets Resulting from Operations	$(30,186,628)	$(1,860,560)	$68,666	$11,196,645

(a)	Commencement of operations was October 16, 2007.
(b)	Commencement of operations was February 4, 2008.

See accompanying notes to the financial statements.

Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Financials UltraSector ProFund

$344,708	$852,240	$43,571	$90,324	$22,901	$275,579
79,271	586,930	262,554	50,221	17,295	105,967

423,979	1,439,170	306,125	140,545	40,196	381,546

62,612	487,323	227,660	37,090	14,975	88,697
12,522	97,466	45,533	7,418	2,995	17,739
2,796	21,693	10,057	1,627	644	3,833
10,387	57,290	21,688	2,725	6,833	19,996
8,739	51,277	22,414	3,504	2,960	12,037
19,086	184,781	84,798	18,556	2,416	27,277
26,941	30,453	28,709	24,817	25,367	29,346
15,067	12,712	7,681	16,506	15,741	36,070
5,198	35,673	16,385	3,573	2,296	7,749
120	987	429	56	26	150
172	1,070	387	130	43	309
1,702	13,311	6,191	1,060	401	2,351
10,327	74,327	34,807	7,677	2,471	13,194

175,669	1,068,363	506,739	124,739	77,168	258,748
(35,962)	—	(15,242)	(45,361)	(39,387)	(42,932)

139,707	1,068,363	491,497	79,378	37,781	215,816

284,272	370,807	(185,372)	61,167	2,415	165,730

(4,352,413)	(7,289,570)	(954,564)	(301,544)	(264,316)	(3,593,786)
—	—	—	—	—	—
(3,528,914)	(8,480,193)	3,018,573	(662,620)	(417,928)	(3,789,387)
1,291,893	11,190,602	9,785,947	(142,032)	(48,316)	(134,421)

(6,589,434)	(4,579,161)	11,849,956	(1,106,196)	(730,560)	(7,517,594)

$(6,305,162)	$(4,208,354)	$11,664,584	$(1,045,029)	$(728,145)	$(7,351,864)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended July 31, 2008

Statements of Operations, continued

	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund
Investment Income:
Dividends	$198,706	$99,614	$33,066	$20,247
Interest	161,830	86,493	152,921	92,325

Total Investment Income	360,536	186,107	185,987	112,572

Expenses:
Advisory fees	126,710	61,285	111,562	58,022
Management services fees	25,342	12,257	22,313	11,604
Administration fees	5,629	2,697	4,927	2,546
Distribution and services fees—Service Class	34,782	7,539	10,102	5,718
Transfer agency fees	15,482	5,128	14,072	8,111
Administrative services fees	44,045	25,533	30,062	23,265
Registration and filing fees	26,201	28,947	28,504	26,725
Custody fees	17,793	26,417	7,536	2,826
Fund accounting fees	9,981	5,610	8,011	4,034
Trustee fees	260	169	247	230
Compliance services fees	318	80	269	91
Service fees	3,535	1,705	3,094	1,599
Other fees	21,530	8,534	17,141	8,929
Recoupment of prior expenses reimbursed by the Advisor	—	—	—	—

Total Gross Expenses before reductions	331,608	185,901	257,840	153,700
Less Expenses reduced by the Advisor	(34,958)	(51,707)	—	(28,242)

Total Net Expenses	296,650	134,194	257,840	125,458

Net Investment Income (Loss)	63,886	51,913	(71,853)	(12,886)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(1,202,187)	(834,134)	4,630,544	(2,046,954)
Net realized gains (losses) on swap agreements	(2,715,029)	(2,138,855)	(2,549,998)	(6,104,977)
Change in net unrealized appreciation/depreciation on investments	(52,174)	315,212	(4,402,195)	(168,398)

Net Realized and Unrealized Gains (Losses) on Investments	(3,969,390)	(2,657,777)	(2,321,649)	(8,320,329)

Change in Net Assets Resulting from Operations	$(3,905,504)	$(2,605,864)	$(2,393,502)	$(8,333,215)

See accompanying notes to the financial statements.

Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$1,600,954	$192,495	$136,134	$—	$70,935	$112,003
1,574,151	416,691	57,057	4,661,267	244,102	121,867

3,175,105	609,186	193,191	4,661,267	315,037	233,870

1,264,475	330,150	44,498	984,481	176,951	93,216
252,897	66,031	8,900	196,898	35,390	18,643
55,945	14,425	1,984	43,666	7,824	4,123
132,941	37,306	5,036	265,936	17,674	5,720
139,793	40,343	6,671	154,420	20,630	10,481
450,030	88,269	12,231	241,317	75,574	29,839
46,200	40,534	26,978	46,720	43,011	28,796
10,782	9,505	6,676	3,353	12,684	11,379
90,060	23,323	3,350	70,489	12,850	7,025
2,727	648	95	2,151	387	249
2,495	576	144	2,180	1,170	202
34,720	8,969	1,251	26,917	4,889	2,543
184,666	49,365	7,212	136,845	27,457	13,404
—	4,427	—	—	—	—

2,667,731	713,871	125,026	2,175,373	436,491	225,620
—	(5,380)	(28,026)	—	—	(27,254)

2,667,731	708,491	97,000	2,175,373	436,491	198,366

507,374	(99,305)	96,191	2,485,894	(121,454)	35,504

5,563,521	(3,614,776)	610,871	—	(1,450,965)	514,176
(16,128,156)	(5,094,833)	(612,752)	(19,253,929)	(5,532,954)	(3,179,231)
12,175,624	3,784,954	(436,513)	9,558,301	(293,730)	(998,358)

1,610,989	(4,924,655)	(438,394)	(9,695,628)	(7,277,649)	(3,663,413)

$2,118,363	$(5,023,960)	$(342,203)	$(7,209,734)	$(7,399,103)	$(3,627,909)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended July 31, 2008

Statements of Operations, continued

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
Investment Income:
Dividends	$77,736	$292,791	$1,132,159	$—
Interest	141,835	175,432	544,007	1,140,838

Total Investment Income	219,571	468,223	1,676,166	1,140,838

Expenses:
Advisory fees	106,161	110,675	420,962	250,875
Management services fees	21,232	22,135	84,193	50,175
Administration fees	4,696	4,834	18,705	11,175
Distribution and services fees—Service Class	13,356	7,912	48,201	13,764
Distribution and services fees—Class A	—	—	—	—
Transfer agency fees	13,393	11,150	43,284	18,646
Administrative services fees	34,617	41,640	172,927	112,928
Registration and filing fees	28,276	29,149	32,872	30,786
Custody fees	20,554	4,935	13,446	2,974
Fund accounting fees	8,311	7,547	30,227	17,961
Trustee fees	240	331	859	446
Compliance services fees	281	71	1,259	636
Service fees	2,958	3,134	11,854	6,832
Other fees	16,624	16,461	75,171	36,643
Recoupment of prior expenses reimbursed by the Advisor	—	18,379	—	—

Total Gross Expenses before reductions	270,699	278,353	953,960	553,841
Less Expenses reduced by the Advisor	(37,943)	(7,925)	—	(16,798)

Total Net Expenses	232,756	270,428	953,960	537,043

Net Investment Income (Loss)	(13,185)	197,795	722,206	603,795

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	(840,017)	4,936,964	(2,109,484)	—
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	(3,237,012)	(4,008,964)	(8,852,992)	(7,866,728)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	(535,640)	(5,760,801)	246,203	(403,889)

Net Realized and Unrealized Gains (Losses) on Investments	(4,612,669)	(4,832,801)	(10,716,273)	(8,270,617)

Change in Net Assets Resulting from Operations	$(4,625,854)	$(4,635,006)	$(9,994,067)	$(7,666,822)

See accompanying notes to the financial statements.

Short Precious Metals ProFund	Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund

$—	$—	$—	$—	$—	$—
1,015,844	3,903,217	1,949,269	748,106	5,311,030	578,418

1,015,844	3,903,217	1,949,269	748,106	5,311,030	578,418

214,415	810,950	243,122	201,640	1,178,101	132,065
42,883	162,192	72,907	40,328	235,622	26,413
9,506	35,875	16,036	8,914	52,293	5,573
68,732	112,334	198,414	29,672	160,489	27,094
—	—	213	70	34	—
31,962	77,694	78,314	27,711	135,205	16,134
55,845	316,810	60,031	90,744	431,609	61,746
32,231	44,272	53,232	42,582	52,041	25,592
2,968	3,589	2,838	2,908	5,043	4,130
15,083	57,470	25,521	14,627	84,191	9,042
378	1,657	775	330	2,343	222
587	1,846	729	601	1,218	172
5,892	22,421	10,109	5,322	32,187	3,443
32,306	118,827	45,754	25,674	156,905	16,453
—	—	—	—	—	—

512,788	1,765,937	807,995	491,123	2,527,281	328,079
—	—	—	—	—	(35,586)

512,788	1,765,937	807,995	491,123	2,527,281	292,493

503,056	2,137,280	1,141,274	256,983	2,783,749	285,925

—	—	2,290,554	(1,788)	(18,699)	—
—	—	278,944	(242,760)	(854,032)	(6,381)
(7,022,045)	1,578,911	8,647,824	(872,928)	(13,788,068)	—
—	—	—	—	—	(1,824,271)
1,278,476	(2,479,998)	(1,130,234)	(286,930)	(1,055,166)	(48,618)

(5,743,569)	(901,087)	10,087,088	(1,404,406)	(15,715,965)	(1,879,270)

$(5,240,513)	$1,236,193	$11,228,362	$(1,147,423)	$(12,932,216)	$(1,593,345)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended July 31, 2008

Statement of Operations, continued

Falling U.S. Dollar ProFund
Investment Income:
Interest	$3,427,715

Expenses:
Advisory fees	696,791
Management services fees	139,359
Administration fees	30,763
Distribution and services fees—Service Class	48,092
Transfer agency fees	113,653
Administrative services fees	214,503
Registration and filing fees	31,883
Custody fees	5,004
Fund accounting fees	48,302
Trustee fees	1,301
Compliance services fees	813
Service fees	19,290
Other fees	83,278

Total Expenses	1,433,032

Net Investment Income (Loss)	1,994,683

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on forward currency contracts	6,071,013
Change in net unrealized appreciation/depreciation on investments	686,001

Net Realized and Unrealized Gains (Losses) on Investments	6,757,014

Change in Net Assets Resulting from Operations	$8,751,697

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

PROFUNDS

Statements of Changes in Net Assets

	Bull ProFund		Mid-Cap ProFund
	Year ended		Year ended
	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$195,142	$494,285	$(3,204)	$53,020
Net realized gains (losses) on investments	(1,334,813)	13,215,576	960,232	1,393,422
Change in net unrealized appreciation/depreciation on investments	(7,027,372)	145,379	(1,366,793)	(103,533)

Change in net assets resulting from operations	(8,167,043)	13,855,240	(409,765)	1,342,909

Distributions to Shareholders From:
Net investment income
Investor Class	(319,794)	(445,110)	(11,652)	(43,716)
Service Class	(3,481)	—	—	—
Net realized gains on investments
Investor Class	—	—	(210,655)	—
Service Class	—	—	(41,274)	—

Change in net assets resulting from distributions	(323,275)	(445,110)	(263,581)	(43,716)

Change in net assets resulting from capital transactions	11,744,524	(45,548,664)	6,479,121	(3,993,276)

Change in net assets	3,254,206	(32,138,534)	5,805,775	(2,694,083)
Net Assets:
Beginning of period	37,323,433	69,461,967	8,621,913	11,315,996

End of period	$40,577,639	$37,323,433	$14,427,688	$8,621,913

Accumulated net investment income (loss)	$77,556	$205,689	$(65,217)	$(40,816)

Capital Transactions:
Investor Class
Proceeds from shares issued	$583,134,701	$509,877,890	$175,959,825	$190,711,304
Dividends reinvested	300,324	371,047	91,342	39,748
Value of shares redeemed	(570,550,576)	(553,646,087)	(172,543,572)	(193,093,113)
Service Class
Proceeds from shares issued	75,535,681	71,127,986	15,810,920	16,053,595
Dividends reinvested	2,610	—	34,183	—
Value of shares redeemed	(76,678,216)	(73,279,500)	(12,873,577)	(17,704,810)

Change in net assets resulting from capital transactions	$11,744,524	$(45,548,664)	$6,479,121	$(3,993,276)

Share Transactions:
Investor Class
Issued	9,461,013	8,013,059	3,917,876	4,272,184
Reinvested	4,554	5,780	2,001	889
Redeemed	(9,284,542)	(8,628,466)	(3,832,954)	(4,324,142)
Service Class
Issued	1,292,954	1,226,101	374,955	365,859
Reinvested	43	—	791	—
Redeemed	(1,331,289)	(1,255,004)	(305,445)	(407,549)

Change in shares	142,733	(638,530)	157,224	(92,759)

See accompanying notes to the financial statements.

Small-Cap ProFund		NASDAQ-100 ProFund		Large-Cap Value ProFund
Year ended		Year ended		Year ended
July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007

$79,798	$317,514	$(723,220)	$(225,512)	$172,419	$1,267,680
(1,543,727)	2,286,387	(291,120)	4,605,919	(1,151,847)	22,678,467
1,354,310	(1,691,409)	308,384	1,215,336	(4,454,105)	(2,676,527)

(109,619)	912,492	(705,956)	5,595,743	(5,433,533)	21,269,620

(8,906)	(75,238)	—	—	(21,110)	(1,043,009)
—	—	—	—	—	—

(111,318)	(230,977)	(876,649)	(289,215)	(1,587,592)	—
(38,713)	(35,173)	(87,901)	(35,177)	(447,886)	—

(158,937)	(341,388)	(964,550)	(324,392)	(2,056,588)	(1,043,009)

121,881,932	(7,065,277)	(44,012,976)	62,506,905	2,293,429	(181,855,773)

121,613,376	(6,494,173)	(45,683,482)	67,778,256	(5,196,692)	(161,629,162)

15,916,700	22,410,873	86,068,803	18,290,547	19,493,155	181,122,317

$137,530,076	$15,916,700	$40,385,321	$86,068,803	$14,296,463	$19,493,155

$(88,888)	$24,477	$(375,255)	$(99,728)	$111,195	$400,467

$432,219,203	$466,152,171	$945,080,651	$572,410,494	$135,767,840	$472,376,143
114,700	272,331	778,669	263,067	1,573,553	884,979
(310,050,051)	(470,757,662)	(992,511,518)	(511,097,954)	(134,630,004)	(644,938,107)

23,919,870	61,870,339	33,888,773	22,800,498	9,169,294	30,389,917
36,311	27,749	84,625	30,079	342,142	—
(24,358,101)	(64,630,205)	(31,334,176)	(21,899,279)	(9,929,396)	(40,568,705)

$121,881,932	$(7,065,277)	$(44,012,976)	$62,506,905	$2,293,429	$(181,855,773)

10,503,656	10,502,377	13,033,757	8,611,555	2,946,995	8,963,398
2,700	6,022	10,384	4,010	32,793	16,355
(7,435,904)	(10,629,797)	(13,675,803)	(7,748,905)	(2,971,640)	(12,171,452)

592,358	1,457,817	505,020	365,296	195,593	587,243
914	648	1,229	488	7,446	—
(603,617)	(1,530,524)	(470,056)	(349,886)	(212,104)	(783,319)

3,060,107	(193,457)	(595,469)	882,558	(917)	(3,387,775)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	Year ended		Year ended
	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$(167,151)	$(107,985)	$(20,806)	$169,225
Net realized gains (losses) on investments	(8,310,328)	3,569,155	(1,530,815)	8,180,365
Change in net unrealized appreciation/depreciation on investments	3,442,593	(1,615,937)	(1,419,832)	(533,549)

Change in net assets resulting from operations	(5,034,886)	1,845,233	(2,971,453)	7,816,041

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	(608)	(58,262)
Net realized gains on investments
Investor Class	—	(704,768)	(151,729)	(258,611)
Service Class	—	(149,532)	(79,350)	(76,471)

Change in net assets resulting from distributions	—	(854,300)	(231,687)	(393,344)

Change in net assets resulting from capital transactions	(85,623,179)	94,379,328	16,415,926	(19,470,113)

Change in net assets	(90,658,065)	95,370,261	13,212,786	(12,047,416)
Net Assets:
Beginning of period	108,357,838	12,987,577	10,533,011	22,580,427

End of period	$17,699,773	$108,357,838	$23,745,797	$10,533,011

Accumulated net investment income (loss)	$(115,168)	$(31,747)	$(131,061)	$22,354

Capital Transactions:
Investor Class
Proceeds from shares issued	$192,052,308	$314,292,780	$194,774,847	$307,468,594
Dividends reinvested	—	701,422	148,667	263,797
Value of shares redeemed	(275,109,442)	(226,695,761)	(178,640,082)	(320,547,067)
Service Class
Proceeds from shares issued	6,637,047	23,182,299	8,464,716	17,465,549
Dividends reinvested	—	139,850	50,576	63,940
Value of shares redeemed	(9,203,092)	(17,241,262)	(8,382,798)	(24,184,926)

Change in net assets resulting from capital transactions	$(85,623,179)	$94,379,328	$16,415,926	$(19,470,113)

Share Transactions:
Investor Class
Issued	4,730,676	7,672,545	4,395,643	6,493,226
Reinvested	—	17,440	3,375	5,721
Redeemed	(6,821,551)	(5,564,433)	(4,047,534)	(6,667,898)
Service Class
Issued	167,049	595,597	213,398	390,575
Reinvested	—	3,618	1,220	1,457
Redeemed	(236,229)	(438,174)	(206,072)	(539,860)

Change in shares	(2,160,055)	2,286,593	360,030	(316,779)

See accompanying notes to the financial statements.

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
Year ended		Year ended		Year ended
July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007

$(538,705)	$(418,915)	$(39,130)	$(30,294)	$(159,799)	$(326,980)
(15,443,088)	1,958,215	(1,748,868)	4,630,992	(827,887)	2,652,189
4,052	1,853,746	(849,595)	(1,153,093)	(2,047,534)	739,161

(15,977,741)	3,393,046	(2,637,593)	3,447,605	(3,035,220)	3,064,370

—	—	(4,147)	—	—	—

(1,009,425)	(6,644)	(47,419)	—	(387,147)	—
(629,200)	(2,797)	(51,217)	—	(254,339)	—

(1,638,625)	(9,441)	(102,783)	—	(641,486)	—

30,224,387	14,232,859	5,857,141	(10,689,601)	16,202,269	(1,384,577)

12,608,021	17,616,464	3,116,765	(7,241,996)	12,525,563	1,679,793

25,458,295	7,841,831	6,218,327	13,460,323	12,972,968	11,293,175

$38,066,316	$25,458,295	$9,335,092	$6,218,327	$25,498,531	$12,972,968

$(460,906)	$(352,839)	$(71,619)	$(40,295)	$(98,089)	$(258,859)

$497,827,583	$360,499,065	$207,053,845	$183,390,931	$121,674,107	$167,108,429
644,179	6,536	50,330	—	348,238	—
(468,472,012)	(349,442,330)	(200,345,722)	(188,499,504)	(106,381,956)	(169,607,079)

24,428,924	20,210,186	7,698,801	29,266,435	9,383,584	24,784,688
583,707	2,237	48,146	—	234,299	—
(24,787,994)	(17,042,835)	(8,648,259)	(34,847,463)	(9,056,003)	(23,670,615)

$30,224,387	$14,232,859	$5,857,141	$(10,689,601)	$16,202,269	$(1,384,577)

12,120,218	8,603,625	4,735,294	3,811,463	2,825,727	3,853,277
16,275	167	1,159	—	8,527	—
(11,736,045)	(8,295,291)	(4,619,946)	(3,873,720)	(2,484,166)	(3,881,786)

657,289	531,582	184,688	643,115	235,165	598,454
15,789	60	1,186	—	6,111	—
(665,431)	(447,340)	(204,137)	(768,025)	(227,605)	(564,389)

408,095	392,803	98,244	(187,167)	363,759	5,556

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Europe 30 ProFund		UltraBull ProFund
	Year ended		Year ended
	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$202,839	$454,560	$1,041,024	$1,777,669
Net realized gains (losses) on investments	1,779,177	939,591	(20,371,793)	31,675,508
Change in net unrealized appreciation/depreciation on investments	(3,256,565)	1,934,613	(18,747,922)	5,445,789

Change in net assets resulting from operations	(1,274,549)	3,328,764	(38,078,691)	38,898,966

Distributions to Shareholders From:
Net investment income
Investor Class	(981,401)	(758)	(2,867,920)	(139,985)
Service Class	(127,876)	—	(166,467)	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(1,109,277)	(758)	(3,034,387)	(139,985)

Change in net assets resulting from capital transactions	(10,764,097)	531,032	(14,034,178)	(41,344,696)

Change in net assets	(13,147,923)	3,859,038	(55,147,256)	(2,585,715)
Net Assets:
Beginning of period	21,367,048	17,508,010	159,065,410	161,651,125

End of period	$8,219,125	$21,367,048	$103,918,154	$159,065,410

Accumulated net investment income (loss)	$73,413	$985,871	$354,397	$2,347,765

Capital Transactions:
Investor Class
Proceeds from shares issued	$398,424,388	$493,827,536	$1,475,505,159	$1,851,566,093
Dividends reinvested	642,811	685	2,590,319	122,920
Value of shares redeemed	(409,270,263)	(493,109,047)	(1,493,770,657)	(1,887,081,794)
Service Class
Proceeds from shares issued	9,514,102	76,734,612	87,180,429	113,568,474
Dividends reinvested	124,709	—	128,592	—
Value of shares redeemed	(10,199,844)	(76,922,754)	(85,668,020)	(119,520,389)

Change in net assets resulting from capital transactions	$(10,764,097)	$531,032	$(14,034,178)	$(41,344,696)

Share Transactions:
Investor Class
Issued	19,873,361	25,573,184	23,008,335	25,927,967
Reinvested	32,108	37	36,530	1,720
Redeemed	(20,445,179)	(25,546,236)	(23,234,423)	(26,419,971)
Service Class
Issued	478,945	4,033,102	1,469,429	1,766,534
Reinvested	6,089	—	1,961	—
Redeemed	(517,523)	(4,031,593)	(1,433,695)	(1,860,681)

Change in shares	(572,199)	28,494	(151,863)	(584,431)

See accompanying notes to the financial statements.

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
Year ended		Year ended		Year ended
July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007

$160,218	$579,588	$165,373	$1,388,914	$492,276	$597,095
(7,494,093)	14,184,346	(24,949,653)	50,087,639	(13,801,628)	7,864,897
(9,336,778)	(483,502)	5,612,580	(9,388,041)	(2,604,281)	2,278,886

(16,670,653)	14,280,432	(19,171,700)	42,088,512	(15,913,633)	10,740,878

(493,043)	(786,457)	(66,869)	(303,744)	(180,032)	(161,287)
—	—	—	—	—	—

—	—	—	—	(198,231)	(173,246)
—	—	—	—	(27,731)	(28,593)

(493,043)	(786,457)	(66,869)	(303,744)	(405,994)	(363,126)

(20,825,135)	(7,287,804)	(52,640,021)	(81,502,413)	(1,337,703)	7,443,497

(37,988,831)	6,206,171	(71,878,590)	(39,717,645)	(17,657,330)	17,821,249

93,316,791	87,110,620	131,738,290	171,455,935	43,018,841	25,197,592

$55,327,960	$93,316,791	$59,859,700	$131,738,290	$25,361,511	$43,018,841

$(67,287)	$265,538	$(205,469)	$285,502	$128,351	$338,805

$696,586,214	$1,115,642,048	$1,399,910,718	$2,396,476,492	$723,545,533	$858,963,801
443,322	721,753	59,691	274,890	338,867	298,747
(715,721,918)	(1,127,577,269)	(1,450,106,155)	(2,473,911,907)	(726,615,232)	(848,973,405)

54,304,364	96,697,506	112,931,166	142,657,672	30,059,072	19,824,293
—	—	—	—	23,374	22,239
(56,437,117)	(92,771,842)	(115,435,441)	(146,999,560)	(28,689,317)	(22,692,178)

$(20,825,135)	$(7,287,804)	$(52,640,021)	$(81,502,413)	$(1,337,703)	$7,443,497

14,352,121	21,616,431	54,271,090	75,799,331	17,670,779	20,318,577
8,582	14,721	2,091	8,448	7,680	7,287
(14,778,685)	(21,967,675)	(56,020,996)	(77,824,683)	(17,837,876)	(20,051,285)

1,176,926	2,002,071	4,735,094	4,891,457	807,186	508,899
—	—	—	—	554	558
(1,245,090)	(1,937,860)	(4,836,529)	(5,002,951)	(798,387)	(576,390)

(486,146)	(272,312)	(1,849,250)	(2,128,398)	(150,064)	207,646

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraNASDAQ-100 ProFund		UltraInternational ProFund

	Year ended		Year ended
	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$(1,312,716)	$(1,073,954)	$663,583	$1,747,384
Net realized gains (losses) on investments	(31,909,715)	116,484,049	(13,361,625)	932,436
Change in net unrealized appreciation/depreciation on investments	(18,499,822)	1,881,396	(1,361,438)	1,271,845

Change in net assets resulting from operations	(51,722,253)	117,291,491	(14,059,480)	3,951,665

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	(236,738)	(475,527)
Service Class	—	—	—	(39,016)
Net realized gains on investments
Investor Class	—	—	—	(338,483)
Service Class	—	—	—	(35,785)

Change in net assets resulting from distributions	—	—	(236,738)	(888,811)

Change in net assets resulting from capital transactions	(19,252,967)	(130,183,408)	(7,221,594)	29,356,004

Change in net assets	(70,975,220)	(12,891,917)	(21,517,812)	32,418,858
Net Assets:
Beginning of period	263,024,575	275,916,492	41,561,858	9,143,000

End of period	$192,049,355	$263,024,575	$20,044,046	$41,561,858

Accumulated net investment income (loss)	$(865,910)	$(670,768)	$129,326	$1,320,882

Capital Transactions:
Investor Class
Proceeds from shares issued	$2,002,798,448	$2,210,198,212	$219,439,236	$526,936,307
Dividends reinvested	—	—	206,926	796,573
Value of shares redeemed	(2,021,112,432)	(2,325,946,513)	(227,819,904)	(502,641,953)
Service Class
Proceeds from shares issued	49,968,290	77,015,581	26,655,211	32,208,976
Dividends reinvested	—	—	—	65,348
Value of shares redeemed	(50,907,273)	(91,450,688)	(25,703,063)	(28,009,247)

Change in net assets resulting from capital transactions	$(19,252,967)	$(130,183,408)	$(7,221,594)	$29,356,004

Share Transactions:
Investor Class
Issued	69,713,258	84,881,443	6,527,228	15,217,414
Reinvested	—	—	5,754	23,553
Redeemed	(70,643,440)	(89,481,023)	(6,910,880)	(14,555,520)
Service Class
Issued	1,889,881	3,294,637	828,053	954,962
Reinvested	—	—	—	1,941
Redeemed	(1,959,132)	(3,948,440)	(790,765)	(832,171)

Change in shares	(999,433)	(5,253,383)	(340,610)	810,179

(a)	Commencement of operations

See accompanying notes to the financial statements.

UltraEmerging Markets ProFund		UltraLatin America ProFund	UltraChina ProFund
Year ended		October 16, 2007 through July 31, 2008(a)	February 4, 2008 through July 31, 2008(a)
July 31, 2008	July 31, 2007

$6,467,843	$4,422,280	$136,333	$9,932
(46,579,271)	34,054,874	(13,322,770)	(2,616,398)
(9,349,892)	(7,444,901)	341,563	(938,095)

(49,461,320)	31,032,253	(12,844,874)	(3,544,561)

(4,698,447)	(1,591,932)	(31,372)	—
(152,509)	(53,733)	(3,279)	—

(82,631,630)	—	(342,375)	—
(4,233,693)	—	(23,626)	—

(91,716,279)	(1,645,665)	(400,652)	—

18,831,208	145,401,533	43,958,729	16,492,440

(122,346,391)	174,788,121	30,713,203	12,947,879

255,234,124	80,446,003	—	—

$132,887,733	$255,234,124	$30,713,203	$12,947,879

$1,800,365	$3,254,054	$101,505	$9,932

$1,627,199,245	$1,264,471,496	382,111,709	$95,718,462
80,466,666	1,504,647	240,573	—
(1,693,694,215)	(1,128,486,185)	(341,235,781)	(80,207,083)

90,969,892	58,318,508	21,540,867	13,954,129
3,411,826	48,762	23,707	—
(89,522,206)	(50,455,695)	(18,722,346)	(12,973,068)

$18,831,208	$145,401,533	$43,958,729	$16,492,440

35,908,958	35,547,530	12,101,376	4,079,729
1,992,053	43,562	8,641	—
(39,078,765)	(33,559,946)	(11,097,347)	(3,431,386)

2,121,292	1,709,379	680,008	580,125
86,366	1,420	849	—
(2,122,327)	(1,512,185)	(588,408)	(549,911)

(1,092,423)	2,229,760	1,105,119	678,557

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraJapan ProFund		Bear ProFund
	Year ended		Year ended
	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$1,321,542	$6,250,668	$1,084,700	$1,485,987
Net realized gains (losses) on investments	(45,577,906)	68,445,469	8,237,919	(10,684,332)
Change in net unrealized appreciation/depreciation on investments	10,177,648	(40,300,082)	(3,482,978)	1,707,490

Change in net assets resulting from operations	(34,078,716)	34,396,055	5,839,641	(7,490,855)

Distributions to Shareholders From:
Net investment income
Investor Class	(4,593,352)	(4,741,486)	(1,492,896)	(1,447,279)
Service Class	(144,137)	(302,477)	(2,322)	—
Return of capital
Investor Class	(7,636)	—	(10,282)	(810)
Service Class	(240)	—	(17)	—
Net realized gains on investments
Investor Class	—	(61,445,455)	—	—
Service Class	—	(5,640,376)	—	—

Change in net assets resulting from distributions	(4,745,365)	(72,129,794)	(1,505,517)	(1,448,089)

Change in net assets resulting from capital transactions	(12,484,554)	(49,481,787)	115,813,677	(15,655,366)

Change in net assets	(51,308,635)	(87,215,526)	120,147,801	(24,594,310)
Net Assets:
Beginning of period	116,002,214	203,217,740	40,378,049	64,972,359

End of period	$64,693,579	$116,002,214	$160,525,850	$40,378,049

Accumulated net investment income (loss)	$207,573	$3,698,272	$454,824	$864,842

Capital Transactions:
Investor Class
Proceeds from shares issued	$1,075,576,566	$1,225,336,601	$625,678,153	$333,982,590
Dividends reinvested	4,292,642	60,124,996	1,385,997	1,199,982
Value of shares redeemed	(1,090,285,406)	(1,337,125,277)	(511,619,191)	(341,011,298)
Service Class
Proceeds from shares issued	16,556,914	45,442,277	38,211,095	71,142,371
Dividends reinvested	117,463	5,465,053	2,019	—
Value of shares redeemed	(18,742,733)	(48,725,437)	(37,844,396)	(80,969,011)

Change in net assets resulting from capital transactions	$(12,484,554)	$(49,481,787)	$115,813,677	$(15,655,366)

Share Transactions:
Investor Class
Issued	34,358,358	22,406,601	22,495,696	12,335,413
Reinvested	123,993	1,227,542	54,696	46,148
Redeemed	(34,232,777)	(24,667,229)	(18,595,245)	(12,678,965)
Service Class
Issued	518,543	814,186	1,363,380	2,609,321
Reinvested	3,589	119,168	77	—
Redeemed	(584,926)	(947,327)	(1,348,544)	(2,963,675)

Change in shares	186,780	(1,047,059)	3,970,060	(651,758)

See accompanying notes to the financial statements.

Short Small-Cap ProFund		Short NASDAQ-100 ProFund		UltraBear ProFund
Year ended		Year ended		Year ended
July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007

$547,522	$1,041,599	$230,644	$1,024,216	$2,419,910	$4,739,405
(1,759,353)	(8,422,906)	(40,697)	(10,917,374)	28,293,283	(46,435,170)
(1,292,637)	1,859,917	(524,338)	1,160,387	(2,111,373)	9,489,325

(2,504,468)	(5,521,390)	(334,391)	(8,732,771)	28,601,820	(32,206,440)

(815,838)	(1,375,557)	(597,943)	(1,381,410)	(4,171,835)	(4,188,781)
(46,784)	—	(55,065)	(104,268)	(108,025)	(414,148)

—	—	—	—	(2,252)	(9,462)
—	—	—	—	(58)	(936)

—	—	—	—	—	—
—	—	—	—	—	—

(862,622)	(1,375,557)	(653,008)	(1,485,678)	(4,282,170)	(4,613,327)

(11,207,281)	(19,420,673)	(4,406,129)	(86,145,462)	(2,476,544)	(941,883)

(14,574,371)	(26,317,620)	(5,393,528)	(96,363,911)	21,843,106	(37,761,650)

26,749,848	53,067,468	17,237,845	113,601,756	111,555,303	149,316,953

$12,175,477	$26,749,848	$11,844,317	$17,237,845	$133,398,409	$111,555,303

$94,765	$409,866	$70,834	$493,197	$737,875	$2,597,825

$332,919,574	$278,371,194	$172,065,498	$218,930,054	$1,472,544,958	$871,917,065
745,592	696,681	530,120	1,111,085	3,382,942	3,678,172
(344,994,481)	(297,749,849)	(173,087,967)	(301,965,258)	(1,477,308,895)	(876,708,779)

22,213,188	30,438,473	15,302,488	26,494,882	61,584,971	39,321,861
45,566	—	53,903	102,363	83,827	390,306
(22,136,720)	(31,177,172)	(19,270,171)	(30,818,588)	(62,764,347)	(39,540,508)

$(11,207,281)	$(19,420,673)	$(4,406,129)	$(86,145,462)	$(2,476,544)	$(941,883)

19,815,032	16,615,978	11,026,301	12,100,332	103,814,745	61,365,426
47,703	44,431	38,638	64,640	269,343	269,096
(20,759,203)	(17,841,873)	(11,110,627)	(16,346,686)	(103,841,799)	(62,105,823)

1,290,989	1,792,945	999,188	1,530,587	4,285,584	2,724,575
2,750	—	3,895	6,025	6,601	28,407
(1,279,569)	(1,848,057)	(1,248,983)	(1,734,472)	(4,448,234)	(2,730,902)

(882,298)	(1,236,576)	(291,588)	(4,379,574)	86,240	(449,221)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraShort Mid-Cap ProFund		UltraShort Small-Cap ProFund
	Year ended		Year ended
	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$461,276	$532,041	$4,540,029	$6,862,354
Net realized gains (losses) on investments	727,022	(5,726,699)	44,485,358	(75,069,517)
Change in net unrealized appreciation/depreciation on investments	(344,396)	1,290,051	(18,916,442)	22,645,772

Change in net assets resulting from operations	843,902	(3,904,607)	30,108,945	(45,561,391)

Distributions to Shareholders From:
Net investment income
Investor Class	(608,468)	(667,015)	(6,548,171)	(6,600,036)
Service Class	(4,291)	(44,297)	(181,642)	(506,098)
Return of Capital
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(612,759)	(711,312)	(6,729,813)	(7,106,134)

Change in net assets resulting from capital transactions	(14,715,842)	(3,784,484)	(169,790,422)	50,444,757

Change in net assets	(14,484,699)	(8,400,403)	(146,411,290)	(2,222,768)
Net Assets:
Beginning of period	23,687,849	32,088,252	290,662,984	292,885,752

End of period	$9,203,150	$23,687,849	$144,251,694	$290,662,984

Accumulated net investment income (loss)	$110,184	$261,667	$1,349,818	$3,539,602

Capital Transactions:
Investor Class
Proceeds from shares issued	$425,377,431	$247,038,239	$1,740,840,066	$1,928,284,462
Dividends reinvested	592,761	620,317	3,061,316	5,823,689
Value of shares redeemed	(438,169,800)	(254,400,407)	(1,906,183,060)	(1,876,553,983)
Service Class
Proceeds from shares issued	23,518,098	29,523,004	114,847,607	94,470,091
Dividends reinvested	2,421	29,625	95,715	152,466
Value of shares redeemed	(26,036,753)	(26,595,262)	(122,452,066)	(101,731,968)

Change in net assets resulting from capital transactions	$(14,715,842)	$(3,784,484)	$(169,790,422)	$50,444,757

Share Transactions:
Investor Class
Issued	31,785,693	17,295,887	125,938,955	139,388,560
Reinvested	46,637	43,592	234,404	443,204
Redeemed	(32,704,418)	(17,636,384)	(135,927,026)	(135,186,356)
Service Class
Issued	1,738,306	2,058,571	8,129,435	6,880,212
Reinvested	192	2,103	7,284	11,516
Redeemed	(1,994,759)	(1,814,532)	(8,655,370)	(7,254,754)

Change in shares	(1,128,349)	(50,763)	(10,272,318)	4,282,382

See accompanying notes to the financial statements.

UltraShort Dow 30 ProFund		UltraShort NASDAQ-100 ProFund		UltraShort International ProFund
Year ended		Year ended		Year ended
July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007

$305,806	$719,694	$2,091,653	$6,711,800	$711,743	$2,346,049
4,765,652	(6,339,563)	7,308,739	(91,652,685)	(976,548)	(38,654,616)
636,640	677,003	(6,813,139)	6,207,358	258,241	250,057

5,708,098	(4,942,866)	2,587,253	(78,733,527)	(6,564)	(36,058,510)

(652,271)	(569,014)	(5,192,757)	(6,518,586)	(1,149,799)	(1,944,564)
(20,162)	(119,999)	(77,714)	(196,230)	(65,120)	—

—	—	(12,289)	—	—	—
—	—	(193)	—	—	—

(672,433)	(689,013)	(5,282,953)	(6,714,816)	(1,214,919)	(1,944,564)

(7,672,928)	10,329,836	634,052	(24,651,507)	24,708,786	38,885,977

(2,637,263)	4,697,957	(2,061,648)	(110,099,850)	23,487,303	882,903

20,795,205	16,097,248	122,895,247	232,995,097	25,559,394	24,676,491

$18,157,942	$20,795,205	$120,833,599	$122,895,247	$49,046,697	$25,559,394

$64,139	$430,766	$580,882	$3,759,700	$213,986	$717,162

$381,776,652	$231,061,202	$1,153,454,980	$1,487,654,953	$226,023,311	$329,684,828
535,652	418,803	4,482,824	5,701,461	888,617	1,940,065
(387,640,798)	(224,519,149)	(1,155,827,315)	(1,515,186,968)	(205,279,049)	(293,577,269)

6,083,900	12,405,235	21,200,038	51,771,336	9,689,407	5,861,503
6,457	106,185	70,420	186,748	20,857	—
(8,434,791)	(9,142,440)	(22,746,895)	(54,779,037)	(6,634,357)	(5,023,150)

$(7,672,928)	$10,329,836	$634,052	$(24,651,507)	$24,708,786	$38,885,977

22,086,997	12,205,741	108,811,755	109,529,500	10,016,614	12,755,217
33,774	22,763	500,874	423,109	45,176	80,168
(22,307,150)	(11,866,037)	(108,585,279)	(111,686,511)	(9,423,797)	(12,490,908)

336,068	659,872	1,921,757	3,487,382	419,981	239,669
407	5,844	7,389	13,263	1,053	—
(477,896)	(501,207)	(1,998,437)	(3,761,060)	(302,448)	(222,857)

(327,800)	526,976	658,059	(1,994,317)	756,579	361,289

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraShort Emerging Markets ProFund		UltraShort Latin America ProFund
	Year ended		October 16, 2007 through July 31, 2008(a)
	July 31, 2008	July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$1,201,708	$2,133,928	$20,531
Net realized gains (losses) on investments	(29,647,535)	(54,487,278)	(1,505,151)
Change in net unrealized appreciation/depreciation on investments	(1,740,801)	(624,551)	(375,940)

Change in net assets resulting from operations	(30,186,628)	(52,977,901)	(1,860,560)

Distributions to Shareholders From:
Net investment income
Investor Class	(2,215,291)	(1,052,832)	(9,613)
Service Class	(210,050)	(21,938)	(611)

Change in net assets resulting from distributions	(2,425,341)	(1,074,770)	(10,224)

Change in net assets resulting from capital transactions	21,161,468	97,748,944	5,027,513

Change in net assets	(11,450,501)	43,696,273	3,156,729
Net Assets:
Beginning of period	82,367,447	38,671,174	—

End of period	$70,916,946	$82,367,447	$3,156,729

Accumulated net investment income (loss)	$262,881	$1,486,514	$10,307

Capital Transactions:
Investor Class
Proceeds from shares issued	$611,834,664	$601,456,346	$103,406,946
Dividends reinvested	1,651,836	988,817	8,554
Value of shares redeemed	(598,161,306)	(505,752,045)	(98,602,907)
Service Class
Proceeds from shares issued	37,997,680	22,225,119	7,435,310
Dividends reinvested	111,735	6,330	3
Value of shares redeemed	(32,273,141)	(21,175,623)	(7,220,393)

Change in net assets resulting from capital transactions	$21,161,468	$97,748,944	$5,027,513

Share Transactions:
Investor Class
Issued	66,747,819	31,428,491	5,223,020
Reinvested	231,674	48,782	371
Redeemed	(64,912,627)	(26,646,481)	(5,058,664)
Service Class
Issued	4,190,682	1,112,283	356,919
Reinvested	15,584	310	— (b)
Redeemed	(3,745,510)	(1,062,407)	(354,607)

Change in shares	2,527,622	4,880,978	167,039

(a)	Commencement of operations
(b)	Amount is less than 0.50 share.

See accompanying notes to the financial statements.

UltraShort China ProFund	UltraShort Japan ProFund		Banks UltraSector ProFund
February 4, 2008 through July 31, 2008(a)	Year ended		Year ended
	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007

$4,867	$280,402	$297,714	$284,272	$159,842
346,820	10,137,372	(3,786,246)	(7,881,327)	210,504
(283,021)	778,871	378,221	1,291,893	(539,387)

68,666	11,196,645	(3,110,311)	(6,305,162)	(169,041)

—	(309,572)	(214,231)	(121,205)	(157,929)
—	(5,102)	—	(6,035)	(1,886)

—	(314,674)	(214,231)	(127,240)	(159,815)

4,897,039	(9,041,983)	4,461,555	21,532,834	(4,125,628)

4,965,705	1,839,988	1,137,013	15,100,432	(4,454,484)

—	6,337,422	5,200,409	3,232,647	7,687,131

$4,965,705	$8,177,410	$6,337,422	$18,333,079	$3,232,647

$4,867	$137,702	$171,974	$234,050	$77,018

$61,402,448	$803,762,849	$567,347,185	$174,551,122	$65,083,567
—	300,935	106,548	111,215	147,279
(56,734,901)	(813,460,615)	(563,275,106)	(155,411,468)	(67,859,907)

5,066,887	10,089,925	21,358,693	8,340,934	9,388,691
—	3,997	—	5,666	1,731
(4,837,395)	(9,739,074)	(21,075,765)	(6,064,635)	(10,886,989)

$4,897,039	$(9,041,983)	$4,461,555	$21,532,834	$(4,125,628)

1,874,761	23,874,602	21,241,334	7,660,666	1,492,344
—	9,717	3,988	4,078	3,191
(1,745,312)	(23,913,290)	(21,158,203)	(6,833,285)	(1,558,883)

159,136	275,179	684,521	370,015	213,241
—	127	—	204	37
(150,475)	(264,188)	(684,903)	(272,911)	(245,066)

138,110	(17,853)	86,737	928,767	(95,136)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Basic Materials UltraSector ProFund		Biotechnology UltraSector ProFund
	Year ended		Year ended
	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$370,807	$420,274	$(185,372)	$(80,240)
Net realized gains (losses) on investments	(15,769,763)	5,473,578	2,064,009	(49,467)
Change in net unrealized appreciation/depreciation on investments	11,190,602	(26,437)	9,785,947	(1,613,522)

Change in net assets resulting from operations	(4,208,354)	5,867,415	11,664,584	(1,743,229)

Distributions to Shareholders From:
Net investment income
Investor Class	(503,887)	(627,483)	—	—
Service Class	(11)	(12,006)	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(503,898)	(639,489)	—	—

Change in net assets resulting from capital transactions	34,460,460	32,980,274	44,554,618	(692,882)

Change in net assets	29,748,208	38,208,200	56,219,202	(2,436,111)
Net Assets:
Beginning of period	53,430,052	15,221,852	24,596,701	27,032,812

End of period	$83,178,260	$53,430,052	$80,815,903	$24,596,701

Accumulated net investment income (loss)	$104,843	$237,934	$(166,004)	$(65,975)

Capital Transactions:
Investor Class
Proceeds from shares issued	$270,167,211	$275,873,463	$189,928,507	$157,837,078
Dividends reinvested	407,982	421,323	—	—
Value of shares redeemed	(234,988,136)	(247,020,392)	(148,692,753)	(153,074,350)
Service Class
Proceeds from shares issued	19,850,966	33,424,694	12,383,029	14,974,675
Dividends reinvested	11	4,000	—	—
Value of shares redeemed	(20,977,574)	(29,722,814)	(9,064,165)	(20,430,285)

Change in net assets resulting from capital transactions	$34,460,460	$32,980,274	$44,554,618	$(692,882)

Share Transactions:
Investor Class
Issued	4,197,460	5,506,812	3,321,432	2,884,679
Reinvested	6,305	9,246	—	—
Redeemed	(3,813,551)	(5,000,251)	(2,708,405)	(2,817,586)
Service Class
Issued	314,455	716,119	239,256	287,759
Reinvested	— (a)	89	—	—
Redeemed	(347,819)	(648,257)	(175,713)	(398,273)

Change in shares	356,850	583,758	676,570	(43,421)

(a)	Amount is less than 0.50 share.

See accompanying notes to the financial statements.

Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund		Financials UltraSector ProFund
Year ended		Year ended		Year ended
July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007

$61,167	$80,828	$2,415	$12,760	$165,730	$302,655
(964,164)	2,532	(682,244)	539,386	(7,383,173)	1,935,804
(142,032)	57,015	(48,316)	34,936	(134,421)	(430,314)

(1,045,029)	140,375	(728,145)	587,082	(7,351,864)	1,808,145

(86,734)	(64,018)	(3,936)	(7,521)	(174,137)	(492,172)
—	—	(2,064)	—	(19,287)	(10,921)

—	—	—	(169,498)	—	—
—	—	—	(55,960)	—	—

(86,734)	(64,018)	(6,000)	(232,979)	(193,424)	(503,093)

(131,012)	(820,357)	1,255,995	(637,322)	15,806,002	(1,915,954)

(1,262,775)	(744,000)	521,850	(283,219)	8,260,714	(610,902)

2,492,172	3,236,172	877,747	1,160,966	6,476,274	7,087,176

$1,229,397	$2,492,172	$1,399,597	$877,747	$14,736,988	$6,476,274

$15,396	$40,963	$(2,879)	$6,747	$50,347	$78,041

$62,585,777	$78,969,518	$27,267,280	$61,858,754	$137,493,073	$135,887,834
62,779	62,038	3,867	169,691	123,945	457,873
(62,807,614)	(79,159,243)	(26,255,901)	(61,963,205)	(123,630,902)	(139,076,436)

976,784	10,803,912	3,487,928	10,398,435	13,839,182	18,374,216
—	—	2,029	17,258	18,253	9,338
(948,738)	(11,496,582)	(3,249,208)	(11,118,255)	(12,037,549)	(17,568,779)

$(131,012)	$(820,357)	$1,255,995	$(637,322)	$15,806,002	$(1,915,954)

1,599,009	2,059,176	978,777	1,801,294	6,785,250	4,157,987
1,516	1,627	136	4,919	5,408	13,559
(1,630,293)	(2,072,742)	(954,590)	(1,799,484)	(6,118,731)	(4,219,682)

24,113	296,434	126,271	317,200	656,799	612,166
—	—	73	514	842	291
(23,999)	(315,968)	(116,571)	(338,041)	(559,558)	(578,548)

(29,654)	(31,473)	34,096	(13,598)	770,010	(14,227)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Year ended		Year ended
	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$63,886	$144,695	$51,913	$56,698
Net realized gains (losses) on investments	(3,917,216)	1,520,107	(2,972,989)	609,996
Change in net unrealized appreciation/depreciation on investments	(52,174)	(388,301)	315,212	(127,260)

Change in net assets resulting from operations	(3,905,504)	1,276,501	(2,605,864)	539,434

Distributions to Shareholders From:
Net investment income
Investor Class	(132,350)	(80,830)	(85,958)	(31,298)
Service Class	—	(3,594)	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(132,350)	(84,424)	(85,958)	(31,298)

Change in net assets resulting from capital transactions	2,448,475	(6,828,065)	(16,862,226)	19,759,858

Change in net assets	(1,589,379)	(5,635,988)	(19,554,048)	20,267,994
Net Assets:
Beginning of period	13,305,712	18,941,700	22,740,620	2,472,626

End of period	$11,716,333	$13,305,712	$3,186,572	$22,740,620

Accumulated net investment income (loss)	$22,860	$91,324	$4,665	$38,710

Capital Transactions:
Investor Class
Proceeds from shares issued	$115,751,166	$108,856,205	$40,985,580	$102,916,418
Dividends reinvested	104,666	76,261	81,036	29,650
Value of shares redeemed	(111,578,879)	(116,812,878)	(56,511,039)	(84,316,028)
Service Class
Proceeds from shares issued	9,048,555	22,813,037	4,317,870	18,708,462
Dividends reinvested	—	3,255	—	—
Value of shares redeemed	(10,877,033)	(21,763,945)	(5,735,673)	(17,578,644)

Change in net assets resulting from capital transactions	$2,448,475	$(6,828,065)	$(16,862,226)	$19,759,858

Share Transactions:
Investor Class
Issued	7,011,992	6,629,908	923,528	2,312,644
Reinvested	6,082	4,757	1,727	709
Redeemed	(6,929,509)	(7,129,415)	(1,281,391)	(1,927,124)
Service Class
Issued	570,161	1,497,899	95,980	448,856
Reinvested	—	215	—	—
Redeemed	(715,322)	(1,425,748)	(129,773)	(431,571)

Change in shares	(56,596)	(422,384)	(389,929)	403,514

See accompanying notes to the financial statements.

Internet UltraSector ProFund		Mobile Telecommunications UltraSector ProFund		Oil & Gas UltraSector ProFund
Year ended		Year ended		Year ended
July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007

$(71,853)	$(49,816)	$(12,886)	$16,270	$507,374	$1,301,268
2,080,546	5,108,183	(8,151,931)	286,614	(10,564,635)	34,435,493
(4,402,195)	228,398	(168,398)	(808,833)	12,175,624	(3,147,712)

(2,393,502)	5,286,765	(8,333,215)	(505,949)	2,118,363	32,589,049

—	(334,192)	(25,178)	(4,522)	(220,020)	(229,543)
—	(7,055)	—	—	—	—

—	—	—	—	(4,237,386)	—
—	—	—	—	(363,100)	—

—	(341,247)	(25,178)	(4,522)	(4,820,506)	(229,543)

(9,449,365)	(3,142,695)	(4,209,972)	4,551,203	(59,937,091)	(775,844)

(11,842,867)	1,802,823	(12,568,365)	4,040,732	(62,639,234)	31,583,662

19,896,695	18,093,872	18,641,872	14,601,140	197,448,895	165,865,233

$8,053,828	$19,896,695	$6,073,507	$18,641,872	$134,809,661	$197,448,895

$(89,464)	$(65,172)	$(44,871)	$(6,807)	$(32,014)	$697,673

$76,870,523	$178,880,829	$101,683,747	$176,211,263	$365,510,554	$723,532,338
—	305,290	22,934	3,926	4,053,985	187,047
(85,845,421)	(181,921,832)	(105,713,254)	(170,393,880)	(427,971,351)	(716,203,766)

9,336,810	8,112,206	6,161,277	9,513,029	28,859,122	54,278,817
—	6,222	—	—	201,600	—
(9,811,277)	(8,525,410)	(6,364,676)	(10,783,135)	(30,591,001)	(62,570,280)

$(9,449,365)	$(3,142,695)	$(4,209,972)	$4,551,203	$(59,937,091)	$(775,844)

849,534	2,026,279	9,954,347	8,545,947	6,443,493	16,867,584
—	3,558	1,652	203	72,260	4,431
(953,566)	(2,071,673)	(10,011,382)	(8,439,496)	(7,722,952)	(16,935,823)

110,741	98,850	683,652	522,551	555,666	1,370,891
—	77	—	—	3,882	—
(116,598)	(104,771)	(675,319)	(583,679)	(601,534)	(1,591,523)

(109,889)	(47,680)	(47,050)	45,526	(1,249,185)	(284,440)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Oil Equipment, Services & Distribution UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Year ended		Year ended
	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$(99,305)	$(1,805)	$96,191	$495,433
Net realized gains (losses) on investments	(8,709,609)	4,711,913	(1,881)	3,501,400
Change in net unrealized appreciation/depreciation on investments	3,784,954	2,636,244	(436,513)	(1,517,342)

Change in net assets resulting from operations	(5,023,960)	7,346,352	(342,203)	2,479,491

Distributions to Shareholders From:
Net investment income
Investor Class	(5,024)	(34,404)	(197,681)	(503,327)
Service Class	—	—	(7,561)	(19,555)
Net realized gains on investments
Investor Class	(691,777)	—	—	—
Service Class	(93,086)	—	—	—

Change in net assets resulting from distributions	(789,887)	(34,404)	(205,242)	(522,882)

Change in net assets resulting from capital transactions	(5,718,896)	44,423,514	(2,672,370)	(22,954,120)

Change in net assets	(11,532,743)	51,735,462	(3,219,815)	(20,997,511)
Net Assets:
Beginning of period	57,358,244	5,622,782	8,115,876	29,113,387

End of period	$45,825,501	$57,358,244	$4,896,061	$8,115,876

Accumulated net investment income (loss)	$(122,879)	$(3,983)	$84,956	$194,007

Capital Transactions:
Investor Class
Proceeds from shares issued	$284,956,914	$305,385,756	$48,167,816	$177,547,486
Dividends reinvested	651,142	22,582	158,450	471,908
Value of shares redeemed	(290,882,310)	(264,510,350)	(50,865,433)	(196,418,890)
Service Class
Proceeds from shares issued	32,772,594	22,010,402	3,037,277	25,588,189
Dividends reinvested	74,663	—	3,067	16,093
Value of shares redeemed	(33,291,899)	(18,484,876)	(3,173,547)	(30,158,906)

Change in net assets resulting from capital transactions	$(5,718,896)	$44,423,514	$(2,672,370)	$(22,954,120)

Share Transactions:
Investor Class
Issued	6,694,317	9,910,210	5,113,584	16,843,754
Reinvested	16,915	819	15,489	45,639
Redeemed	(7,071,096)	(8,744,360)	(5,331,928)	(18,583,993)
Service Class
Issued	777,922	739,620	362,763	2,557,590
Reinvested	1,968	—	309	1,622
Redeemed	(834,395)	(619,645)	(374,797)	(2,993,660)

Change in shares	(414,369)	1,286,644	(214,580)	(2,129,048)

See accompanying notes to the financial statements.

Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
Year ended		Year ended		Year ended
July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007

$2,485,894	$5,792,951	$(121,454)	$1,696,979	$35,504	$52,236
(19,253,929)	(1,536,630)	(6,983,919)	2,146,351	(2,665,055)	3,431,375
9,558,301	(18,096,566)	(293,730)	(4,859,378)	(998,358)	(878,495)

(7,209,734)	(13,840,245)	(7,399,103)	(1,016,048)	(3,627,909)	2,605,116

(862,115)	(5,779,959)	(768,557)	(1,501,162)	(58,491)	(28,794)
—	(1,639,264)	(40,134)	(55,247)	—	—

(6,714,826)	—	—	—	—	—
(907,754)	—	—	—	—	—

(8,484,695)	(7,419,223)	(808,691)	(1,556,409)	(58,491)	(28,794)

(15,775,437)	(4,275,054)	(11,131)	(57,114,113)	(11,747,389)	7,789,384

(31,469,866)	(25,534,522)	(8,218,925)	(59,686,570)	(15,433,789)	10,365,706

178,247,138	203,781,660	28,792,434	88,479,004	24,859,274	14,493,568

$146,777,272	$178,247,138	$20,573,509	$28,792,434	$9,425,485	$24,859,274

$723,252	$2,694,272	$(497,231)	$432,914	$(3,240)	$19,747

$964,401,128	$990,583,554	$279,370,933	$538,444,103	$116,914,833	$209,010,432
6,662,560	5,139,185	611,500	1,397,935	49,711	23,839
(955,945,723)	(1,019,690,507)	(281,241,359)	(590,405,243)	(128,637,659)	(200,004,375)

102,843,511	161,596,306	41,745,303	103,994,986	6,240,550	19,119,338
689,876	1,504,637	24,521	47,352	—	—
(134,426,789)	(143,408,229)	(40,522,029)	(110,593,246)	(6,314,824)	(20,359,850)

$(15,775,437)	$(4,275,054)	$(11,131)	$(57,114,113)	$(11,747,389)	$7,789,384

19,328,639	24,456,434	7,166,030	9,787,055	7,098,975	11,127,423
151,148	124,738	14,210	26,070	2,580	1,328
(19,279,526)	(25,434,436)	(7,259,998)	(10,903,394)	(7,614,167)	(10,769,971)

2,193,151	4,136,245	1,037,041	1,840,939	408,105	1,102,209
16,492	37,701	586	876	—	—
(3,215,527)	(3,713,208)	(1,016,798)	(1,969,724)	(409,192)	(1,172,499)

(805,623)	(392,526)	(58,929)	(1,218,178)	(513,699)	288,490

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund
	Year ended		Year ended
	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$(13,185)	$18,768	$197,795	$1,235,557
Net realized gains (losses) on investments	(4,077,029)	2,633,797	928,000	8,412,984
Change in net unrealized appreciation/depreciation on investments	(535,640)	1,321,286	(5,760,801)	5,217,028

Change in net assets resulting from operations	(4,625,854)	3,973,851	(4,635,006)	14,865,569

Distributions to Shareholders From:
Net investment income
Investor Class	(31,740)	—	(457,053)	(378,243)
Service Class	—	—	(4,554)	(33,701)
Net realized gains on investments
Investor Class	—	—	(2,304,531)	—
Service Class	—	—	(162,670)	—

Change in net assets resulting from distributions	(31,740)	—	(2,928,808)	(411,944)

Change in net assets resulting from capital transactions	(7,749,591)	9,912,872	(43,501,731)	30,348,760

Change in net assets	(12,407,185)	13,886,723	(51,065,545)	44,802,385
Net Assets:
Beginning of period	20,514,351	6,627,628	55,442,575	10,640,190

End of period	$8,107,166	$20,514,351	$4,377,030	$55,442,575

Accumulated net investment income (loss)	$(22,786)	$22,139	$(12,963)	$961,929

Capital Transactions:
Investor Class
Proceeds from shares issued	$77,448,740	$146,489,199	$42,844,987	$310,141,912
Dividends reinvested	30,401	—	2,443,687	361,528
Value of shares redeemed	(85,059,605)	(136,759,922)	(88,037,547)	(278,985,668)
Service Class
Proceeds from shares issued	8,592,524	15,860,318	2,903,709	39,367,591
Dividends reinvested	—	—	106,817	27,571
Value of shares redeemed	(8,761,651)	(15,676,723)	(3,763,384)	(40,564,174)

Change in net assets resulting from capital transactions	$(7,749,591)	$9,912,872	$(43,501,731)	$30,348,760

Share Transactions:
Investor Class
Issued	2,464,428	5,042,323	1,861,617	11,470,822
Reinvested	879	—	107,048	13,475
Redeemed	(2,787,195)	(4,701,339)	(3,401,506)	(10,160,683)
Service Class
Issued	305,011	577,898	129,794	1,590,382
Reinvested	—	—	5,033	1,080
Redeemed	(321,020)	(562,794)	(172,311)	(1,624,490)

Change in shares	(337,897)	356,088	(1,470,325)	1,290,586

See accompanying notes to the financial statements.

Utilities UltraSector ProFund		Short Oil & Gas ProFund		Short Precious Metals ProFund
Year ended		Year ended		Year ended
July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007

$722,206	$1,718,889	$603,795	$537,492	$503,056	$995,910
(10,962,476)	8,578,127	(7,866,728)	(1,621,065)	(7,022,045)	(9,227,319)
246,203	(119,891)	(403,889)	1,471,750	1,278,476	2,128,953

(9,994,067)	10,177,125	(7,666,822)	388,177	(5,240,513)	(6,102,456)

(321,473)	(890,619)	(612,122)	(594,361)	(965,662)	(185,143)
—	(12,237)	(1,818)	(104,132)	—	—

—	(2,053,502)	—	—	—	—
—	(218,788)	—	—	—	—

(321,473)	(3,175,146)	(613,940)	(698,493)	(965,662)	(185,143)

(2,804,823)	(55,185,902)	24,006,593	(15,983,306)	28,481,436	(13,469,767)

(13,120,363)	(48,183,923)	15,725,831	(16,293,622)	22,275,261	(19,757,366)

45,338,671	93,522,594	15,552,486	31,846,108	10,175,836	29,933,202

$32,218,308	$45,338,671	$31,278,317	$15,552,486	$32,451,097	$10,175,836

$150,862	$756,611	$213,112	$223,257	$109,038	$571,644

$409,702,903	$478,208,522	$361,457,638	$201,782,177	$411,648,333	$404,805,277
294,272	2,819,266	99,300	472,536	741,352	169,694
(411,603,509)	(527,480,675)	(339,945,356)	(213,346,320)	(386,754,008)	(417,246,217)

21,980,548	47,704,515	11,147,807	16,815,009	54,015,348	71,554,325
—	187,103	1,818	91,124	—	—
(23,179,037)	(56,624,633)	(8,754,614)	(21,797,832)	(51,169,589)	(72,752,846)

$(2,804,823)	$(55,185,902)	$24,006,593	$(15,983,306)	$28,481,436	$(13,469,767)

14,903,749	18,546,636	20,587,705	8,825,826	21,294,193	14,147,187
10,133	116,402	5,950	21,266	37,086	6,180
(15,350,622)	(20,688,754)	(19,685,494)	(9,147,862)	(19,981,026)	(14,686,638)

829,634	2,060,024	621,832	730,931	2,370,590	2,455,631
—	8,061	107	4,072	—	—
(891,696)	(2,454,121)	(501,909)	(935,886)	(2,365,689)	(2,596,201)

(498,802)	(2,411,752)	1,028,191	(501,653)	1,355,154	(673,841)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Short Real Estate ProFund		U.S. Government Plus ProFund
	Year ended		Year ended
	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$2,137,280	$3,829,296	$1,141,274	$2,112,858
Net realized gains (losses) on investments	1,578,911	6,202,770	11,217,322	4,293,272
Change in net unrealized appreciation/depreciation on investments	(2,479,998)	954,076	(1,130,234)	33,650

Change in net assets resulting from operations	1,236,193	10,986,142	11,228,362	6,439,780

Distributions to Shareholders From:
Net investment income
Investor Class	(3,546,133)	(2,761,711)	(808,241)	(1,852,048)
Service Class	(318,215)	(182,899)	(330,720)	(257,714)
Class A	—	—	(2,365)	(163)
Net realized gains on investments
Investor Class	—	—	(391,164)	—
Service Class	—	—	(164,168)	—
Class A	—	—	(5,333)	—

Change in net assets resulting from distributions	(3,864,348)	(2,944,610)	(1,701,991)	(2,109,925)

Change in net assets resulting from capital transactions	(56,966,869)	29,865,474	(64,190,356)	2,401,843

Change in net assets	(59,595,024)	37,907,006	(54,663,985)	6,731,698
Net Assets:
Beginning of period	144,233,365	106,326,359	76,556,053	69,824,355

End of period	$84,638,341	$144,233,365	$21,892,068	$76,556,053

Accumulated net investment income (loss)	$567,010	$2,294,078	$(19,144)	$(54,508)

Capital Transactions:
Investor Class
Proceeds from shares issued	$370,236,612	$344,246,549	$779,019,333	$1,347,281,062
Dividends reinvested	2,897,108	2,124,616	1,129,087	1,819,018
Value of shares redeemed	(419,553,839)	(325,834,122)	(829,311,623)	(1,352,018,432)
Service Class
Proceeds from shares issued	19,914,175	26,728,904	208,214,734	105,058,667
Dividends reinvested	292,207	158,522	485,772	254,924
Value of shares redeemed	(30,753,132)	(17,558,995)	(223,767,878)	(100,036,794)
Class A
Proceeds from shares issued	—	—	588,587	64,053
Dividends reinvested	—	—	7,490	163
Value of shares redeemed	—	—	(555,858)	(20,818)

Change in net assets resulting from capital transactions	$(56,966,869)	$29,865,474	$(64,190,356)	$2,401,843

Share Transactions:
Investor Class
Issued	14,138,736	14,711,445	24,789,050	44,196,806
Reinvested	107,860	94,051	35,768	59,029
Redeemed	(15,925,747)	(13,865,479)	(26,328,218)	(44,304,247)
Service Class
Issued	756,413	1,132,448	6,582,001	3,511,498
Reinvested	10,875	7,005	15,275	8,391
Redeemed	(1,190,807)	(752,017)	(6,941,230)	(3,309,423)
Class A
Issued	—	—	18,487	2,205
Reinvested	—	—	238	5
Redeemed	—	—	(17,371)	(709)

Change in shares	(2,102,670)	1,327,453	(1,846,000)	163,555

(a)	Amount is less than 0.50 share.

See accompanying notes to the financial statements.

Rising Rates Opportunity 10 ProFund		Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund
Year ended		Year ended		Year ended
July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007	July 31, 2008	July 31, 2007

$256,983	$852,871	$2,783,749	$8,863,037	$285,925	$582,141
(1,117,476)	(1,399,878)	(14,660,799)	(16,704,706)	(1,830,652)	(299,480)
(286,930)	6,340	(1,055,166)	(700,845)	(48,618)	409,914

(1,147,423)	(540,667)	(12,932,216)	(8,542,514)	(1,593,345)	692,575

(647,628)	(339,894)	(4,405,463)	(13,823,030)	(554,972)	(723,428)
(1,508)	(24,734)	(207,156)	(1,644,986)	(45,913)	(80,183)
(7)	—	(9)	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(649,143)	(364,628)	(4,612,628)	(15,468,016)	(600,885)	(803,611)

29,385,362	1,536,933	43,441,023	(208,003,712)	17,015,146	(14,591,901)

27,588,796	631,638	25,896,179	(232,014,242)	14,820,916	(14,702,937)

13,445,543	12,813,905	160,477,266	392,491,508	12,902,915	27,605,852

$41,034,339	$13,445,543	$186,373,445	$160,477,266	$27,723,831	$12,902,915

$88,810	$480,970	$723,854	$2,552,734	$87,664	$238,819

$134,222,463	$182,942,922	$547,810,338	$994,137,454	$286,583,581	$104,132,215
209,463	269,664	3,316,296	10,889,736	469,355	713,887
(110,839,148)	(181,229,609)	(505,203,809)	(1,189,150,517)	(275,851,916)	(119,085,234)

16,432,812	24,422,454	246,428,692	98,289,268	14,424,111	5,986,756
252	23,072	152,906	1,369,499	41,496	69,563
(10,646,452)	(24,892,686)	(249,070,405)	(123,540,307)	(8,651,481)	(6,409,088)

454,336	46,137	209,698	23,227	—	—
7	—	9	—	—	—
(448,371)	(45,021)	(202,702)	(22,072)	—	—

$29,385,362	$1,536,933	$43,441,023	$(208,003,712)	$17,015,146	$(14,591,901)

4,713,632	5,850,879	29,665,481	48,183,388	10,356,247	3,363,415
7,337	8,685	178,296	551,940	16,579	23,415
(3,863,698)	(5,821,720)	(27,169,798)	(57,637,312)	(9,984,628)	(3,826,740)

563,001	786,981	13,646,042	4,880,621	522,236	194,926
8	747	8,319	70,781	1,467	2,285
(361,157)	(806,401)	(13,764,968)	(6,122,263)	(307,796)	(208,020)

14,697	1,473	10,577	1,156	—	—
—(a )	—	—(a )	—	—	—
(14,696)	(1,441)	(10,577)	(1,105)	—	—

1,059,124	19,203	2,563,372	(10,072,794)	604,105	(450,719)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Falling U.S. Dollar ProFund
	Year ended
	July 31, 2008	July 31, 2007
From Investment Activities:
Operations:
Net investment income (loss)	$1,994,683	$2,861,328
Net realized gains (losses) on investments	6,071,013	2,640,721
Change in net unrealized appreciation/depreciation on investments	686,001	(1,665,386)

Change in net assets resulting from operations	8,751,697	3,836,663

Distributions to Shareholders From:
Net investment income
Investor Class	(741,267)	(2,194,727)
Service Class	(15,234)	(131,292)
Net realized gains on investments
Investor Class	(5,553,769)	—
Service Class	(321,622)	—

Change in net assets resulting from distributions	(6,631,892)	(2,326,019)

Change in net assets resulting from capital transactions	(71,088,517)	14,963,959

Change in net assets	(68,968,712)	16,474,603
Net Assets:
Beginning of period	104,194,199	87,719,596

End of period	$35,225,487	$104,194,199

Accumulated net investment income (loss)	$288,678	$1,711,085

Capital Transactions:
Investor Class
Proceeds from shares issued	$484,544,518	$308,528,091
Dividends reinvested	5,419,369	1,811,420
Value of shares redeemed	(558,497,883)	(295,744,403)
Service Class
Proceeds from shares issued	17,668,970	35,447,767
Dividends reinvested	302,964	102,408
Value of shares redeemed	(20,526,455)	(35,181,324)

Change in net assets resulting from capital transactions	$(71,088,517)	$14,963,959

Share Transactions:
Investor Class
Issued	15,556,854	10,431,319
Reinvested	181,822	62,700
Redeemed	(17,972,697)	(10,080,321)
Service Class
Issued	562,366	1,210,708
Reinvested	10,281	3,550
Redeemed	(653,555)	(1,196,612)

Change in shares	(2,314,929)	431,344

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Bull ProFund
Investor Class
Year Ended July 31, 2008	$65.57	0.41		(8.52)	(8.11)	(0.70)	—	(0.70)	$56.76	(12.51)%		1.59%	1.59%	0.67%	$37,092	690%
Year Ended July 31, 2007	$57.59	0.42		7.90	8.32	(0.34)	—	(0.34)	$65.57	14.47%		1.50%	1.50%	0.66%	$30,979	218%
January 1, 2006 through July 31, 2006	$56.33	0.16		1.10	1.26	—	—	—	$57.59	2.24	%(d)	1.47%	1.47%	0.47%	$62,320	252	%(d)
Year Ended December 31, 2005	$54.88	0.29		1.35	1.64	(0.19)	—	(0.19)	$56.33	2.98%		1.45%	1.45%	0.54%	$84,743	358%
Year Ended December 31, 2004	$50.43	0.24		4.31	4.55	(0.10)	—	(0.10)	$54.88	9.03%		1.44%	1.44%	0.48%	$108,162	463%
Year Ended December 31, 2003	$39.97	(0.01)		10.47	10.46	—	—	—	$50.43	26.17%		1.72%	1.71%	(0.03)%	$123,319	490%
Service Class
Year Ended July 31, 2008	$60.51	(0.17	)(e)	(7.94)	(8.11)	(0.03)	—	(0.03)	$52.37	(13.41)%		2.59%	2.59%	(0.33)%	$3,486	690%
Year Ended July 31, 2007	$53.40	(0.17	)(e)	7.28	7.11	—	—	—	$60.51	13.31%		2.50%	2.50%	(0.34)%	$6,344	218%
January 1, 2006 through July 31, 2006	$52.53	(0.16)		1.03	0.87	—	—	—	$53.40	1.66	%(d)	2.47%	2.47%	(0.53)%	$7,141	252	%(d)
Year Ended December 31, 2005	$51.54	(0.22)		1.21	0.99	—	—	—	$52.53	1.92%		2.45%	2.45%	(0.46)%	$22,680	358%
Year Ended December 31, 2004	$47.85	(0.23)		4.02	3.79	(0.10)	—	(0.10)	$51.54	7.92%		2.40%	2.40%	(0.48)%	$49,198	463%
Year Ended December 31, 2003	$38.31	(0.43)		9.97	9.54	—	—	—	$47.85	24.90%		2.72%	2.71%	(1.03)%	$13,603	490%

Mid-Cap ProFund
Investor Class
Year Ended July 31, 2008	$47.04	0.09	(e)	(3.31)	(3.22)	(0.12)	(0.82)	(0.94)	$42.88	(6.96)%		1.90%	1.65%	0.21%	$10,660	857%
Year Ended July 31, 2007	$41.22	0.19		5.76	5.95	(0.13)	—	(0.13)	$47.04	14.44%		1.77%	1.77%	0.43%	$7,605	705%
January 1, 2006 through July 31, 2006	$41.24	0.14		(0.16)	(0.02)	—	—	—	$41.22	(0.05	)%(d)	1.54%	1.45%	0.56%	$8,770	349	%(d)
Year Ended December 31, 2005	$37.55	0.12		3.90	4.02	(0.05)	(0.28)	(0.33)	$41.24	10.69%		1.47%	1.47%	0.31%	$108,143	500%
Year Ended December 31, 2004	$32.87	(0.12)		4.90	4.78	—	(0.10)	(0.10)	$37.55	14.60%		1.55%	1.55%	(0.34)%	$132,350	199%
Year Ended December 31, 2003	$24.70	(0.16)		8.33	8.17	—	—	—	$32.87	33.08%		1.70%	1.69%	(0.53)%	$99,766	253%
Service Class
Year Ended July 31, 2008	$44.80	(0.34)		(3.13)	(3.47)	—	(0.82)	(0.82)	$40.51	(7.85)%		2.90%	2.65%	(0.79)%	$3,767	857%
Year Ended July 31, 2007	$39.54	(0.25	)(e)	5.51	5.26	—	—	—	$44.80	13.30%		2.77%	2.77%	(0.57)%	$1,017	705%
January 1, 2006 through July 31, 2006	$39.77	(0.10)		(0.13)	(0.23)	—	—	—	$39.54	(0.60	)%(d)	2.54%	2.45%	(0.44)%	$2,546	349	%(d)
Year Ended December 31, 2005	$36.56	(0.26)		3.75	3.49	—	(0.28)	(0.28)	$39.77	9.56%		2.47%	2.47%	(0.69)%	$9,582	500%
Year Ended December 31, 2004	$32.33	(0.45)		4.78	4.33	—	(0.10)	(0.10)	$36.56	13.45%		2.55%	2.55%	(1.34)%	$2,764	199%
Year Ended December 31, 2003	$24.54	(0.42)		8.21	7.79	—	—	—	$32.33	31.74%		2.70%	2.69%	(1.53)%	$5,528	253%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Small-Cap ProFund
Investor Class
Year Ended July 31, 2008	$44.11	0.24		(3.56)		(3.32)	(0.02)	(0.57)	(0.59)	$40.20	(7.59)%		1.81%	1.63%	0.57%	$135,463	445%
Year Ended July 31, 2007	$40.66	0.54		3.33		3.87	(0.10)	(0.32)	(0.42)	$44.11	9.49%		1.62%	1.62%	1.21%	$13,195	275%
January 1, 2006 through July 31, 2006	$39.00	0.17		1.49		1.66	—	—	—	$40.66	4.23	%(d)	1.38%	1.38%	0.69%	$17,100	63	%(d)
Year Ended December 31, 2005	$38.05	0.23		0.72		0.95	—	—	—	$39.00	2.52%		1.37%	1.37%	0.60%	$137,016	475%
Year Ended December 31, 2004	$32.72	(0.06)		5.65		5.59	—	(0.26)	(0.26)	$38.05	17.08%		1.40%	1.40%	(0.18)%	$155,284	385%
Year Ended December 31, 2003	$23.81	(0.13)		10.24		10.11	—	(1.20)	(1.20)	$32.72	42.41%		1.62%	1.62%	(0.42)%	$165,048	254%
Service Class
Year Ended July 31, 2008	$41.55	(0.16	)(e)	(3.35)		(3.51)	—	(0.57)	(0.57)	$37.47	(8.50)%		2.81%	2.63%	(0.43)%	$2,067	445%
Year Ended July 31, 2007	$38.60	0.11		3.16		3.27	—	(0.32)	(0.32)	$41.55	8.41%		2.62%	2.62%	0.21%	$2,722	275%
January 1, 2006 through July 31, 2006	$37.25	(0.07)		1.42		1.35	—	—	—	$38.60	3.62	%(d)	2.38%	2.38%	(0.31)%	$5,310	63	%(d)
Year Ended December 31, 2005	$36.68	(0.13)		0.70		0.57	—	—	—	$37.25	1.55%		2.37%	2.37%	(0.40)%	$19,581	475%
Year Ended December 31, 2004	$31.88	(0.40)		5.46		5.06	—	(0.26)	(0.26)	$36.68	15.87%		2.40%	2.40%	(1.18)%	$53,235	385%
Year Ended December 31, 2003	$23.50	(0.40)		9.98		9.58	—	(1.20)	(1.20)	$31.88	40.71%		2.62%	2.62%	(1.42)%	$109,792	254%

NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2008	$71.65	(0.62)		(2.75	)(e)	(3.37)	—	(1.25)	(1.25)	$67.03	(4.87)%		1.53%	1.53%	(0.83)%	$35,449	792%
Year Ended July 31, 2007	$57.17	(0.31)		15.58		15.27	—	(0.79)	(0.79)	$71.65	26.84%		1.49%	1.49%	(0.47)%	$83,156	632%
January 1, 2006 through July 31, 2006	$62.70	(0.30)		(5.23)		(5.53)	—	—	—	$57.17	(8.82	)%(d)	1.44%	1.44%	(0.83)%	$16,800	364	%(d)
Year Ended December 31, 2005	$62.52	(0.46)		0.82		0.36	(0.18)	—	(0.18)	$62.70	0.57%		1.40%	1.40%	(0.76)%	$47,767	671%
Year Ended December 31, 2004	$57.01	(0.05)		5.56		5.51	—	—	—	$62.52	9.67%		1.37%	1.37%	(0.08)%	$94,630	1,147%
Year Ended December 31, 2003	$40.01	(0.62)		19.50		18.88	—	(1.88)	(1.88)	$57.01	47.17%		1.59%	1.59%	(1.30)%	$90,699	868%
Service Class
Year Ended July 31, 2008	$66.98	(1.28)		(2.49	)(e)	(3.77)	—	(1.25)	(1.25)	$61.96	(5.81)%		2.53%	2.53%	(1.83)%	$4,937	792%
Year Ended July 31, 2007	$54.01	(0.94)		14.70		13.76	—	(0.79)	(0.79)	$66.98	25.60%		2.49%	2.49%	(1.47)%	$2,912	632%
January 1, 2006 through July 31, 2006	$59.58	(0.65)		(4.92)		(5.57)	—	—	—	$54.01	(9.35	)%(d)	2.44%	2.44%	(1.83)%	$1,490	364	%(d)
Year Ended December 31, 2005	$59.89	(1.04)		0.73		(0.31)	—	—	—	$59.58	(0.52)%		2.40%	2.40%	(1.76)%	$12,384	671%
Year Ended December 31, 2004	$55.13	(0.60)		5.36		4.76	—	—	—	$59.89	8.63%		2.37%	2.37%	(1.08)%	$50,708	1,147%
Year Ended December 31, 2003	$39.11	(1.09)		18.99		17.90	—	(1.88)	(1.88)	$55.13	45.75%		2.59%	2.59%	(2.30)%	$7,324	868%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2008	$54.91	0.49		(9.27)	(8.78)	(0.13)	(5.55)	(5.68)	$40.45	(17.59)%		1.75%	1.75%	1.02%	$10,916	596%
Year Ended July 31, 2007	$48.46	0.51		6.17	6.68	(0.23)	—	(0.23)	$54.91	13.79%		1.52%	1.52%	0.96%	$14,369	267%
January 1, 2006 through July 31, 2006	$45.51	0.20		2.75	2.95	—	—	—	$48.46	6.46	%(d)	1.47%	1.47%	0.72%	$167,346	270	%(d)
Year Ended December 31, 2005	$44.14	0.28		1.31	1.59	(0.22)	—	(0.22)	$45.51	3.61%		1.57%	1.57%	0.65%	$33,121	644%
Year Ended December 31, 2004	$39.12	0.19		4.87	5.06	(0.04)	—	(0.04)	$44.14	12.94%		1.57%	1.57%	0.48%	$37,163	715%
Year Ended December 31, 2003	$30.82	0.09		8.27	8.36	(0.06)	—	(0.06)	$39.12	27.11%		1.98%	1.86%	0.27%	$28,709	1,359%
Service Class
Year Ended July 31, 2008	$53.03	0.02		(8.89)	(8.87)	—	(5.55)	(5.55)	$38.61	(18.40)%		2.75%	2.75%	0.02%	$3,381	596%
Year Ended July 31, 2007	$47.07	(0.01	)(e)	5.97	5.96	—	—	—	$53.03	12.66%		2.52%	2.52%	(0.04)%	$5,124	267%
January 1, 2006 through July 31, 2006	$44.46	(0.07)		2.68	2.61	—	—	—	$47.07	5.85	%(d)	2.47%	2.47%	(0.28)%	$13,777	270	%(d)
Year Ended December 31, 2005	$43.35	(0.15)		1.26	1.11	—	—	—	$44.46	2.58%		2.57%	2.57%	(0.35)%	$3,977	644%
Year Ended December 31, 2004	$38.83	(0.21)		4.77	4.56	(0.04)	—	(0.04)	$43.35	11.75%		2.57%	2.57%	(0.52)%	$16,296	715%
Year Ended December 31, 2003	$30.81	(0.24)		8.26	8.02	—	—	—	$38.83	26.03%		2.98%	2.86%	(0.73)%	$1,909	1,359%

Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2008	$41.27	(0.13)		(3.25)	(3.38)	—	—	—	$37.89	(8.19)%		1.64%	1.64%	(0.32)%	$12,157	481%
Year Ended July 31, 2007	$37.44	(0.06)		5.37	5.31	—	(1.48)	(1.48)	$41.27	14.30%		1.58%	1.58%	(0.16)%	$99,531	625%
January 1, 2006 through July 31, 2006	$38.24	(0.15)		(0.65)	(0.80)	—	—	—	$37.44	(2.09	)%(d)	1.97%	1.95%	(0.69)%	$10,717	342	%(d)
Year Ended December 31, 2005	$37.62	(0.02)		0.64	0.62	—	—	—	$38.24	1.65%		1.55%	1.55%	(0.04)%	$12,975	1,287%
Year Ended December 31, 2004	$36.38	(0.02)		1.26	1.24	—	—	—	$37.62	3.41%		1.78%	1.78%	(0.07)%	$5,404	1,288%
Year Ended December 31, 2003	$30.48	(0.16)		7.03	6.87	—	(0.97)	(0.97)	$36.38	22.54%		1.80%	1.80%	(0.50)%	$3,674	438%
Service Class
Year Ended July 31, 2008	$39.44	(0.52)		(3.08)	(3.60)	—	—	—	$35.84	(9.13)%		2.64%	2.64%	(1.32)%	$5,542	481%
Year Ended July 31, 2007	$36.17	(0.46)		5.21	4.75	—	(1.48)	(1.48)	$39.44	13.23%		2.58%	2.58%	(1.16)%	$8,827	625%
January 1, 2006 through July 31, 2006	$37.14	(0.37)		(0.60)	(0.97)	—	—	—	$36.17	(2.61	)%(d)	2.97%	2.95%	(1.69)%	$2,271	342	%(d)
Year Ended December 31, 2005	$36.90	(0.38)		0.62	0.24	—	—	—	$37.14	0.65%		2.55%	2.55%	(1.04)%	$8,439	1,287%
Year Ended December 31, 2004	$36.05	(0.39)		1.24	0.85	—	—	—	$36.90	2.36%		2.78%	2.78%	(1.07)%	$15,659	1,288%
Year Ended December 31, 2003	$30.46	(0.49)		7.05	6.56	—	(0.97)	(0.97)	$36.05	21.54%		2.80%	2.80%	(1.50)%	$2,525	438%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2008	$47.54	0.03	(d)	(5.19)	(5.16)	—	(e)	(1.45)	(1.45)	$40.93	(11.07)%		1.80%	1.78%	0.06%	$20,465	903%
Year Ended July 31, 2007	$42.42	0.19		5.32	5.51	(0.07)		(0.32)	(0.39)	$47.54	13.01%		1.50%	1.50%	0.41%	$7,060	445%
January 1, 2006 through July 31, 2006	$40.98	0.08		1.36	1.44	—		—	—	$42.42	3.51	%(f)	1.52%	1.52%	0.32%	$13,469	247	%(f)
Year Ended December 31, 2005	$38.92	0.08		3.66	3.74	(0.05)		(1.63)	(1.68)	$40.98	9.58%		1.50%	1.50%	0.19%	$32,204	520%
Year Ended December 31, 2004	$33.39	0.06		5.47	5.53	—		—	—	$38.92	16.56%		1.40%	1.40%	0.17%	$53,337	631%
Year Ended December 31, 2003	$24.78	0.02		8.59	8.61	—	(e)	—	— (e)	$33.39	34.76%		1.80%	1.80%	0.05%	$101,345	600%
Service Class
Year Ended July 31, 2008	$44.98	(0.38)		(4.90)	(5.28)	—		(1.45)	(1.45)	$38.25	(11.97)%		2.80%	2.78%	(0.94)%	$3,280	903%
Year Ended July 31, 2007	$40.49	(0.25	)(d)	5.06	4.81	—		(0.32)	(0.32)	$44.98	11.87%		2.50%	2.50%	(0.59)%	$3,473	445%
January 1, 2006 through July 31, 2006	$39.33	(0.16)		1.32	1.16	—		—	—	$40.49	2.95	%(f)	2.52%	2.52%	(0.68)%	$9,112	247	%(f)
Year Ended December 31, 2005	$37.72	(0.31)		3.55	3.24	—		(1.63)	(1.63)	$39.33	8.56%		2.50%	2.50%	(0.81)%	$5,021	520%
Year Ended December 31, 2004	$32.70	(0.29)		5.31	5.02	—		—	—	$37.72	15.35%		2.40%	2.40%	(0.83)%	$34,003	631%
Year Ended December 31, 2003	$24.49	(0.27)		8.48	8.21	—		—	—	$32.70	33.52%		2.80%	2.80%	(0.95)%	$11,151	600%

Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2008	$42.26	(0.46)		(0.57)	(1.03)	—		(3.42)	(3.42)	$37.81	(2.80)%		1.74%	1.74%	(1.14)%	$30,265	1,331%
Year Ended July 31, 2007	$36.36	(0.23)		6.15	5.92	—		(0.02)	(0.02)	$42.26	16.28%		1.45%	1.45%	(0.55)%	$16,908	612%
January 1, 2006 through July 31, 2006	$37.47	(0.22)		(0.89)	(1.11)	—		—	—	$36.36	(2.96	)%(f)	1.53%	1.53%	(0.97)%	$3,330	384	%(f)
Year Ended December 31, 2005	$33.63	(0.25)		4.09	3.84	—		—	—	$37.47	11.42%		1.59%	1.59%	(0.71)%	$37,804	918%
Year Ended December 31, 2004	$30.25	(0.32)		3.70	3.38	—		—	—	$33.63	11.17%		1.78%	1.78%	(1.03)%	$22,494	1,293%
Year Ended December 31, 2003	$23.87	(0.35)		6.73	6.38	—		—	—	$30.25	26.73%		2.12%	1.95%	(1.28)%	$5,462	2,235%
Service Class
Year Ended July 31, 2008	$39.83	(0.84)		(0.47)	(1.31)	—		(3.42)	(3.42)	$35.10	(3.73)%		2.74%	2.74%	(2.14)%	$7,802	1,331%
Year Ended July 31, 2007	$34.61	(0.61)		5.85	5.24	—		(0.02)	(0.02)	$39.83	15.14%		2.45%	2.45%	(1.55)%	$8,550	612%
January 1, 2006 through July 31, 2006	$35.89	(0.43)		(0.85)	(1.28)	—		—	—	$34.61	(3.57	)%(f)	2.53%	2.53%	(1.97)%	$4,512	384	%(f)
Year Ended December 31, 2005	$32.54	(0.58)		3.93	3.35	—		—	—	$35.89	10.29%		2.59%	2.59%	(1.71)%	$14,950	918%
Year Ended December 31, 2004	$29.58	(0.62)		3.58	2.96	—		—	—	$32.54	10.01%		2.78%	2.78%	(2.03)%	$9,254	1,293%
Year Ended December 31, 2003	$23.59	(0.61)		6.60	5.99	—		—	—	$29.58	25.39%		3.12%	2.95%	(2.28)%	$991	2,235%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Amount is less than $0.005.
(f)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2008	$48.10	(0.04)	(6.09)	(6.13)	(0.01)	(1.04)	(1.05)	$40.92	(12.86)%		2.04%	1.49%	(0.09)%	$7,883	1,567%
Year Ended July 31, 2007	$43.28	0.06 (d)	4.76	4.82	—	—	—	$48.10	11.14%		1.73%	1.55%	0.12%	$3,663	865%
January 1, 2006 through July 31, 2006	$41.33	(0.02)	1.97	1.95	—	—	—	$43.28	4.69	%(e)	1.59%	1.58%	(0.06)%	$5,991	443	%(e)
Year Ended December 31, 2005	$39.85	(0.16)	1.64	1.48	—	—	—	$41.33	3.74%		1.59%	1.59%	(0.41)%	$15,112	761%
Year Ended December 31, 2004	$33.16	(0.03)	6.87	6.84	—	(0.15)	(0.15)	$39.85	20.62%		1.46%	1.46%	(0.09)%	$155,891	525%
Year Ended December 31, 2003	$24.61	(0.17)	8.77	8.60	—	(0.05)	(0.05)	$33.16	34.95%		1.73%	1.73%	(0.59)%	$123,119	652%
Service Class
Year Ended July 31, 2008	$45.32	(0.45)	(5.74)	(6.19)	—	(1.04)	(1.04)	$38.09	(13.80)%		3.04%	2.49%	(1.09)%	$1,452	1,567%
Year Ended July 31, 2007	$41.20	(0.40)	4.52	4.12	—	—	—	$45.32	10.00%		2.73%	2.55%	(0.88)%	$2,555	865%
January 1, 2006 through July 31, 2006	$39.57	(0.26)	1.89	1.63	—	—	—	$41.20	4.09	%(e)	2.59%	2.58%	(1.06)%	$7,470	443	%(e)
Year Ended December 31, 2005	$38.50	(0.54)	1.61	1.07	—	—	—	$39.57	2.81%		2.59%	2.59%	(1.41)%	$11,342	761%
Year Ended December 31, 2004	$32.38	(0.38)	6.65	6.27	—	(0.15)	(0.15)	$38.50	19.36%		2.46%	2.46%	(1.09)%	$32,029	525%
Year Ended December 31, 2003	$24.29	(0.45)	8.59	8.14	—	(0.05)	(0.05)	$32.38	33.52%		2.73%	2.73%	(1.59)%	$14,444	652%

Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2008	$44.76	(0.40)	(2.39)	(2.79)	—	(2.81)	(2.81)	$39.16	(6.48)%		1.93%	1.49%	(0.95)%	$20,822	764%
Year Ended July 31, 2007	$39.36	(0.47)	5.87	5.40	—	—	—	$44.76	13.72%		1.62%	1.56%	(1.07)%	$8,130	732%
January 1, 2006 through July 31, 2006	$38.96	(0.30)	0.70	0.40	—	—	—	$39.36	1.00	%(e)	1.61%	1.61%	(1.24)%	$8,272	369	%(e)
Year Ended December 31, 2005	$36.28	(0.29)	2.97	2.68	—	—	—	$38.96	7.41%		1.55%	1.55%	(0.79)%	$20,799	628%
Year Ended December 31, 2004	$30.20	(0.33)	6.41	6.08	—	—	—	$36.28	20.13%		1.59%	1.59%	(1.00)%	$103,113	854%
Year Ended December 31, 2003	$22.47	(0.29)	8.07	7.78	—	(0.05)	(0.05)	$30.20	34.64%		1.80%	1.80%	(1.16)%	$16,890	1,184%
Service Class
Year Ended July 31, 2008	$42.36	(0.80)	(2.21)	(3.01)	—	(2.81)	(2.81)	$36.54	(7.41)%		2.93%	2.49%	(1.95)%	$4,677	764%
Year Ended July 31, 2007	$37.65	(0.88)	5.59	4.71	—	—	—	$42.36	12.51%		2.62%	2.56%	(2.07)%	$4,843	732%
January 1, 2006 through July 31, 2006	$37.49	(0.53)	0.69	0.16	—	—	—	$37.65	0.43	%(e)	2.61%	2.61%	(2.24)%	$3,022	369	%(e)
Year Ended December 31, 2005	$35.24	(0.65)	2.90	2.25	—	—	—	$37.49	6.38%		2.55%	2.55%	(1.79)%	$9,510	628%
Year Ended December 31, 2004	$29.64	(0.66)	6.26	5.60	—	—	—	$35.24	18.89%		2.59%	2.59%	(2.00)%	$43,438	854%
Year Ended December 31, 2003	$22.27	(0.55)	7.97	7.42	—	(0.05)	(0.05)	$29.64	33.33%		2.80%	2.80%	(2.16)%	$8,423	1,184%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets						Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Europe 30 ProFund
Investor Class
Year Ended July 31, 2008	$20.45	0.24		(1.83)	(1.59)	(1.50)	(1.50)	$17.36	(8.74)%		1.67%		1.66%		1.16%		$6,553	1,791%
Year Ended July 31, 2007	$17.21	0.24		3.00	3.24	— (d)	— (d)	$20.45	18.83%		1.37%		1.37%		1.23%		$18,757	968%
January 1, 2006 through July 31, 2006	$16.00	0.25		0.96	1.21	—	—	$17.21	7.56	%(e)	1.44%		1.43%		2.49%		$15,318	533	%(e)
Year Ended December 31, 2005	$14.88	0.06		1.07	1.13	(0.01)	(0.01)	$16.00	7.60%		1.51%		1.51%		0.38%		$49,583	800%
Year Ended December 31, 2004	$12.97	0.02		1.89	1.91	— (d)	— (d)	$14.88	14.76%		1.56%		1.56%		0.12%		$43,254	742%
Year Ended December 31, 2003	$9.43	0.06		3.51	3.57	(0.03)	(0.03)	$12.97	37.81%		1.79%		1.78%		0.52%		$23,377	1,593%
Service Class
Year Ended July 31, 2008	$20.56	0.04		(1.88)	(1.84)	(1.08)	(1.08)	$17.64	(9.66)%		2.67%		2.66%		0.16%		$1,666	1,791%
Year Ended July 31, 2007	$17.45	0.05		3.06	3.11	—	—	$20.56	17.82%		2.37%		2.37%		0.23%		$2,610	968%
January 1, 2006 through July 31, 2006	$16.32	0.15		0.98	1.13	—	—	$17.45	6.92	%(e)	2.44%		2.43%		1.49%		$2,190	533	%(e)
Year Ended December 31, 2005	$15.31	(0.09)		1.10	1.01	—	—	$16.32	6.60%		2.51%		2.51%		(0.62)%		$2,954	800%
Year Ended December 31, 2004	$13.46	(0.12)		1.97	1.85	— (d)	— (d)	$15.31	13.78%		2.54%		2.54%		(0.86)%		$12,995	742%
Year Ended December 31, 2003	$9.85	(0.05)		3.66	3.61	—	—	$13.46	36.65%		2.79%		2.78%		(0.48)%		$11,105	1,593%

UltraBull ProFund
Investor Class
Year Ended July 31, 2008	$72.29	0.56		(20.55)	(19.99)	(1.48)	(1.48)	$50.82	(28.23)%		1.50%		1.50%		0.87%		$94,384	350%
Year Ended July 31, 2007	$58.16	0.69		13.49	14.18	(0.05)	(0.05)	$72.29	24.38%		1.45%		1.45%		0.98%		$147,984	370%
January 1, 2006 through July 31, 2006	$57.26	0.25		0.65	0.90	—	—	$58.16	1.59	%(e)	1.45%		1.45%		0.73%		$147,570	418	%(e)
Year Ended December 31, 2005	$55.82	0.22		1.36	1.58	(0.14)	(0.14)	$57.26	2.84%		1.44%		1.44%		0.41%		$136,495	648%
Year Ended December 31, 2004	$47.52	0.22		8.23	8.45	(0.15)	(0.15)	$55.82	17.75%		1.44%		1.44%		0.44%		$163,474	447%
Year Ended December 31, 2003	$30.64	(0.07)		16.95	16.88	—	—	$47.52	55.09%		1.70%		1.70%		(0.18)%		$123,782	723%
Service Class
Year Ended July 31, 2008	$66.58	(0.04	)(f)	(19.03)	(19.07)	(0.81)	(0.81)	$46.70	(28.98)%		2.50%		2.50%		(0.13)%		$9,534	350%
Year Ended July 31, 2007	$54.03	0.04		12.51	12.55	—	—	$66.58	23.23%		2.45%		2.45%		(0.02)%		$11,082	370%
January 1, 2006 through July 31, 2006	$53.50	(0.07)		0.60	0.53	—	—	$54.03	1.01	%(e)	2.45%		2.45%		(0.27)%		$14,081	418	%(e)
Year Ended December 31, 2005	$52.55	(0.29)		1.24	0.95	—	—	$53.50	1.81%		2.44%		2.44%		(0.59)%		$25,129	648%
Year Ended December 31, 2004	$45.09	(0.15	)(g)	7.76	7.61	(0.15)	(0.15)	$52.55	16.84	%(g)	2.23	%(g)	2.23	%(g)	(0.35	)%(g)	$17,931	447%
Year Ended December 31, 2003	$29.40	(0.41)		16.10	15.69	—	—	$45.09	53.37%		2.70%		2.70%		(1.18)%		$13,068	723%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBull ProFund Service Class expense ratio was a reduction of 0.21%.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2008	$52.65	0.16		(9.54)	(9.38)	(0.39)	(0.39)	$42.88	(17.94)%		1.54%	1.54%	0.34%	$50,581	348%
Year Ended July 31, 2007	$42.52	0.33		10.18	10.51	(0.38)	(0.38)	$52.65	24.78%		1.46%	1.46%	0.63%	$84,108	334%
January 1, 2006 through July 31, 2006	$43.66	0.17		(1.31)	(1.14)	—	—	$42.52	(2.61	)%(d)	1.47%	1.47%	0.64%	$82,224	219	%(d)
Year Ended December 31, 2005	$36.84	0.06		6.76	6.82	— (e)	— (e)	$43.66	18.52%		1.49%	1.49%	0.16%	$122,419	402%
Year Ended December 31, 2004	$28.67	(0.10)		8.27	8.17	—	—	$36.84	28.50%		1.51%	1.51%	(0.33)%	$86,392	395%
Year Ended December 31, 2003	$16.95	(0.16)		11.88	11.72	—	—	$28.67	69.14%		1.87%	1.86%	(0.75)%	$55,368	684%
Service Class
Year Ended July 31, 2008	$49.36	(0.31	)(f)	(8.96)	(9.27)	—	—	$40.09	(18.76)%		2.54%	2.54%	(0.66)%	$4,747	348%
Year Ended July 31, 2007	$39.93	(0.17	)(f)	9.60	9.43	—	—	$49.36	23.59%		2.46%	2.46%	(0.37)%	$9,209	334%
January 1, 2006 through July 31, 2006	$41.26	(0.08)		(1.25)	(1.33)	—	—	$39.93	(3.20	)%(d)	2.47%	2.47%	(0.36)%	$4,886	219	%(d)
Year Ended December 31, 2005	$35.17	(0.31)		6.40	6.09	—	—	$41.26	17.29%		2.49%	2.49%	(0.84)%	$8,406	402%
Year Ended December 31, 2004	$27.65	(0.39)		7.91	7.52	—	—	$35.17	27.20%		2.49%	2.49%	(1.31)%	$11,245	395%
Year Ended December 31, 2003	$16.48	(0.37)		11.54	11.17	—	—	$27.65	67.78%		2.87%	2.86%	(1.75)%	$6,814	684%

UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2008	$29.82	0.07		(6.61)	(6.54)	(0.02)	(0.02)	$23.26	(21.93)%		1.49%	1.49%	0.28%	$56,505	142%
Year Ended July 31, 2007	$26.21	0.24		3.42	3.66	(0.05)	(0.05)	$29.82	13.94%		1.42%	1.42%	0.78%	$124,568	182%
January 1, 2006 through July 31, 2006	$25.36	0.11		0.74	0.85	—	—	$26.21	3.35	%(d)	1.39%	1.39%	0.64%	$162,346	27	%(d)
Year Ended December 31, 2005	$25.46	0.14		(0.12)	0.02	(0.12)	(0.12)	$25.36	0.07%		1.41%	1.41%	0.60%	$147,564	481%
Year Ended December 31, 2004	$19.29	(0.04)		6.21	6.17	—	—	$25.46	31.99%		1.40%	1.40%	(0.17)%	$330,905	339%
Year Ended December 31, 2003	$9.62	(0.07)		9.74	9.67	—	—	$19.29	100.52%		1.76%	1.76%	(0.49)%	$133,404	387%
Service Class
Year Ended July 31, 2008	$27.87	(0.17	)(f)	(6.17)	(6.34)	—	—	$21.53	(22.75)%		2.49%	2.49%	(0.72)%	$3,355	142%
Year Ended July 31, 2007	$24.70	(0.05	)(f)	3.22	3.17	—	—	$27.87	12.83%		2.42%	2.42%	(0.22)%	$7,170	182%
January 1, 2006 through July 31, 2006	$24.05	(0.05)		0.70	0.65	—	—	$24.70	2.70	%(d)	2.39%	2.39%	(0.36)%	$9,110	27	%(d)
Year Ended December 31, 2005	$24.28	(0.09)		(0.14)	(0.23)	—	—	$24.05	(0.95)%		2.41%	2.41%	(0.40)%	$15,655	481%
Year Ended December 31, 2004	$18.57	(0.23)		5.94	5.71	—	—	$24.28	30.75%		2.38%	2.38%	(1.15)%	$30,658	339%
Year Ended December 31, 2003	$9.37	(0.21)		9.41	9.20	—	—	$18.57	98.19%		2.76%	2.76%	(1.49)%	$17,036	387%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets						Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2008	$44.69	0.52	(13.65)	(13.13)	(0.15)	(0.16)	(0.31)	$31.25	(29.58)%		1.55%		1.55%		1.27%		$22,668	282%
Year Ended July 31, 2007	$33.43	0.60	10.93	11.53	(0.13)	(0.14)	(0.27)	$44.69	34.58%		1.47%		1.47%		1.45%		$39,544	525%
January 1, 2006 through July 31, 2006	$31.67	0.24	1.52	1.76	—	—	—	$33.43	5.56	%(d)	1.49%		1.49%		1.26%		$20,403	995	%(d)
Year Ended December 31, 2005	$33.00	0.32	(1.36)	(1.04)	(0.29)	—	(0.29)	$31.67	(3.16)%		1.51%		1.51%		1.03%		$25,747	458%
Year Ended December 31, 2004	$31.29	0.14	1.60	1.74	(0.03)	—	(0.03)	$33.00	5.57%		1.49%		1.49%		0.45%		$47,100	825%
Year Ended December 31, 2003	$20.73	(0.02)	10.60	10.58	—	(0.02)	(0.02)	$31.29	51.02%		1.88%		1.88%		(0.08)%		$31,023	1,798%
Service Class
Year Ended July 31, 2008	$43.18	0.14	(13.18)	(13.04)	—	(0.16)	(0.16)	$29.98	(30.31)%		2.55%		2.55%		0.27%		$2,693	282%
Year Ended July 31, 2007	$32.52	0.21	10.59	10.80	—	(0.14)	(0.14)	$43.18	33.25%		2.47%		2.47%		0.45%		$3,475	525%
January 1, 2006 through July 31, 2006	$31.01	0.06	1.45	1.51	—	—	—	$32.52	4.90	%(d)	2.49%		2.49%		0.26%		$4,794	995	%(d)
Year Ended December 31, 2005	$32.37	0.01	(1.32)	(1.31)	(0.05)	—	(0.05)	$31.01	(4.08)%		2.51%		2.51%		0.03%		$6,498	458%
Year Ended December 31, 2004	$30.97	(0.16)	1.59	1.43	(0.03)	—	(0.03)	$32.37	4.62%		2.49%		2.49%		(0.55)%		$7,283	825%
Year Ended December 31, 2003	$20.68	(0.26)	10.57	10.31	—	(0.02)	(0.02)	$30.97	49.84%		2.88%		2.88%		(1.08)%		$9,959	1,798%

UltraNASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2008	$29.66	(0.14)	(5.12)	(5.26)	—	—	—	$24.40	(17.73)%		1.46%		1.46%		(0.48)%		$181,556	291%
Year Ended July 31, 2007	$19.59	(0.08)	10.15	10.07	—	—	—	$29.66	51.40%		1.40%		1.40%		(0.30)%		$248,250	156%
January 1, 2006 through July 31, 2006	$24.44	(0.07)	(4.78)	(4.85)	—	—	—	$19.59	(19.84	)%(d)	1.37%		1.37%		(0.51)%		$254,137	131	%(d)
Year Ended December 31, 2005	$25.20	(0.11)	(0.65)	(0.76)	—	—	—	$24.44	(3.02)%		1.38%		1.38%		(0.47)%		$370,835	157%
Year Ended December 31, 2004	$21.84	(0.03)	3.39	3.36	—	—	—	$25.20	15.38%		1.37%		1.37%		(0.14)%		$530,240	159%
Year Ended December 31, 2003	$10.79	(0.20)	11.25	11.05	—	—	—	$21.84	102.41%		1.56%		1.56%		(1.23)%		$449,308	231%
Service Class
Year Ended July 31, 2008	$27.34	(0.40)	(4.66)	(5.06)	—	—	—	$22.28	(18.51)%		2.46%		2.46%		(1.48)%		$10,493	291%
Year Ended July 31, 2007	$18.24	(0.32)	9.42	9.10	—	—	—	$27.34	49.89%		2.40%		2.40%		(1.30)%		$14,774	156%
January 1, 2006 through July 31, 2006	$22.88	(0.20)	(4.44)	(4.64)	—	—	—	$18.24	(20.28	)%(d)	2.37%		2.37%		(1.51)%		$21,779	131	%(d)
Year Ended December 31, 2005	$23.83	(0.32)	(0.63)	(0.95)	—	—	—	$22.88	(3.99)%		2.38%		2.38%		(1.47)%		$33,407	157%
Year Ended December 31, 2004	$20.59	0.02 (e)	3.22	3.24	—	—	—	$23.83	15.74	%(e)	1.11	%(e)	1.11	%(e)	0.12	%(e)	$34,534	159%
Year Ended December 31, 2003	$10.28	(0.35)	10.66	10.31	—	—	—	$20.59	100.29%		2.56%		2.56%		(2.23)%		$30,497	231%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraNASDAQ-100 ProFund Service Class expense ratio was a reduction of 1.26%.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraInternational ProFund
Investor Class
Year Ended July 31, 2008	$36.45	0.79	(11.86)	(11.07)	(0.29)	—	(0.29)	$25.09	(30.59)%		1.58%	1.58%	2.33%	$14,995	—
Year Ended July 31, 2007	$27.55	1.30	8.14	9.44	(0.32)	(0.22)	(0.54)	$36.45	34.38%		1.48%	1.48%	3.72%	$35,554	—
April 19, 2006 through July 31, 2006(d)	$30.00	0.26	(2.71)	(2.45)	—	—	—	$27.55	(8.17	)%(e)	2.34%	1.93%	3.33%	$7,994	—
Service Class
Year Ended July 31, 2008	$36.06	0.45	(11.74)	(11.29)	—	—	—	$24.77	(31.31)%		2.58%	2.58%	1.33%	$5,049	—
Year Ended July 31, 2007	$27.47	0.95	8.11	9.06	(0.25)	(0.22)	(0.47)	$36.06	33.10%		2.48%	2.48%	2.72%	$6,007	—
April 19, 2006 through July 31, 2006(d)	$30.00	0.18	(2.71)	(2.53)	—	—	—	$27.47	(8.43	)%(e)	3.34%	2.93%	2.33%	$1,149	—

UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2008	$45.85	1.10	(2.42)	(1.32)	(0.62)	(14.18)	(14.80)	$29.73	(11.04)%		1.44%	1.44%	2.51%	$123,040	381	%(f)
Year Ended July 31, 2007	$24.09	1.38	20.68	22.06	(0.30)	—	(0.30)	$45.85	91.96%		1.37%	1.37%	3.89%	$243,763	—
April 19, 2006 through July 31, 2006(d)	$30.00	0.26	(6.17)	(5.91)	—	—	—	$24.09	(19.70	)%(e)	1.51%	1.51%	3.97%	$79,136	—
Service Class
Year Ended July 31, 2008	$45.31	0.67	(2.35)	(1.68)	(0.36)	(14.18)	(14.54)	$29.09	(11.93)%		2.44%	2.44%	1.51%	$9,848	381	%(f)
Year Ended July 31, 2007	$24.02	1.01	20.51	21.52	(0.23)	—	(0.23)	$45.31	89.91%		2.37%	2.37%	2.89%	$11,471	—
April 19, 2006 through July 31, 2006(d)	$30.00	0.19	(6.17)	(5.98)	—	—	—	$24.02	(19.93	)%(e)	2.51%	2.51%	2.97%	$1,310	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Commencement of operations
(e)	Not annualized for periods less than one year.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of equity securities.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraLatin America ProFund
Investor Class
October 16, 2007 through July 31, 2008(d)	$30.00	0.19		(1.83)	(1.64)	(0.07)	(0.49)	(0.56)	$27.80	(5.47	)%(e)	1.66%	1.66	%(f)	0.75%	$28,156	685	%(e)
Service Class
October 16, 2007 through July 31, 2008(d)	$30.00	(0.07	)(g)	(1.73)	(1.80)	(0.05)	(0.49)	(0.54)	$27.66	(6.00	)%(e)	2.66%	2.66	%(f)	(0.25)%	$2,557	685	%(e)

UltraChina ProFund
Investor Class
February 4, 2008 through July 31, 2008(d)	$30.00	0.04		(10.95)	(10.91)	—	—	—	$19.09	(36.37	)%(e)	2.15%	1.95%		0.36%	$12,374	5	%(e)
Service Class
February 4, 2008 through July 31, 2008(d)	$30.00	(0.07	)(g)	(10.94)	(11.01)	—	—	—	$18.99	(36.70	)%(e)	3.15%	2.95%		(0.64)%	$574	5	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Commencement of operations
(e)	Not annualized for periods less than one year.
(f)

The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.64% and 2.64% for the Investor Class and Service Class, respectively, for the period ended July 31, 2008.

(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From								Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraJapan ProFund
Investor Class
Year Ended July 31, 2008	$47.88	0.69	(21.03)	(20.34)	(2.80)	—	(d)	—	(2.80)	$24.74	(44.16)%		1.66%	1.66%	2.09%	$63,590	—
Year Ended July 31, 2007	$58.53	1.87	12.42	14.29	(1.79)	—		(23.15)	(24.94)	$47.88	23.46%		1.57%	1.57%	3.34%	$111,087	—
January 1, 2006 through July 31, 2006	$64.64	0.63	(6.74)	(6.11)	—	—		—	—	$58.53	(9.45	)%(e)	1.54%	1.54%	1.67%	$196,279	—
Year Ended December 31, 2005	$33.92	(0.12)	30.84	30.72	—	—		—	—	$64.64	90.57%		1.55%	1.55%	(0.26)%	$416,150	—
Year Ended December 31, 2004	$30.91	(0.41)	3.42	3.01	—	—		—	—	$33.92	9.74%		1.65%	1.65%	(1.24)%	$48,512	—
Year Ended December 31, 2003	$20.93	(0.47)	10.45	9.98	—	—		—	—	$30.91	47.68%		1.95%	1.95%	(1.70)%	$42,203	—
Service Class
Year Ended July 31, 2008	$44.57	0.36	(19.73)	(19.37)	(1.96)	—	(d)	—	(1.96)	$23.24	(44.74)%		2.66%	2.66%	1.09%	$1,103	—
Year Ended July 31, 2007	$55.85	1.34	11.77	13.11	(1.24)	—		(23.15)	(24.39)	$44.57	22.25%		2.57%	2.57%	2.34%	$4,915	—
January 1, 2006 through July 31, 2006	$62.06	0.27	(6.48)	(6.21)	—	—		—	—	$55.85	(10.01	)%(e)	2.54%	2.54%	0.67%	$6,939	—
Year Ended December 31, 2005	$32.88	(0.58)	29.76	29.18	—	—		—	—	$62.06	88.75%		2.55%	2.55%	(1.26)%	$31,412	—
Year Ended December 31, 2004	$30.27	(0.74)	3.35	2.61	—	—		—	—	$32.88	8.62%		2.63%	2.63%	(2.22)%	$1,478	—
Year Ended December 31, 2003	$20.69	(0.75)	10.33	9.58	—	—		—	—	$30.27	46.30%		2.95%	2.95%	(2.70)%	$932	—

Bear ProFund
Investor Class
Year Ended July 31, 2008	$26.32	0.39	3.28	3.67	(0.83)	(0.01)		—	(0.84)	$29.15	14.48%		1.56%	1.56%	1.41%	$157,729	—
Year Ended July 31, 2007	$29.96	1.02	(3.11)	(2.09)	(1.55)	—	(d)	—	(1.55)	$26.32	(6.91)%		1.56%	1.48%	3.80%	$38,299	—
January 1, 2006 through July 31, 2006	$29.85	0.55	(0.44)	0.11	—	—		—	—	$29.96	0.40	%(e)	1.57%	1.57%	3.20%	$52,504	—
Year Ended December 31, 2005	$30.82	0.50	(0.84)	(0.34)	(0.61)	(0.02)		—	(0.63)	$29.85	(1.11)%		1.56%	1.56%	1.60%	$30,002	—
Year Ended December 31, 2004	$34.19	(0.09)	(3.28)	(3.37)	—	—		—	—	$30.82	(9.86)%		1.51%	1.51%	(0.26)%	$26,624	—
Year Ended December 31, 2003	$45.26	(0.28)	(10.79)	(11.07)	—	—		—	—	$34.19	(24.46)%		1.73%	1.72%	(0.67)%	$23,150	—
Service Class
Year Ended July 31, 2008	$26.57	0.11	3.42	3.53	(0.08)	—	(d)	—	(0.08)	$30.02	13.33%		2.56%	2.56%	0.41%	$2,797	—
Year Ended July 31, 2007	$28.82	0.75	(3.00)	(2.25)	—	—		—	—	$26.57	(7.81)%		2.56%	2.48%	2.80%	$2,079	—
January 1, 2006 through July 31, 2006	$28.87	0.38	(0.43)	(0.05)	—	—		—	—	$28.82	(0.17	)%(e)	2.57%	2.57%	2.20%	$12,469	—
Year Ended December 31, 2005	$29.48	0.20	(0.81)	(0.61)	—	—		—	—	$28.87	(2.07)%		2.56%	2.56%	0.60%	$3,400	—
Year Ended December 31, 2004	$33.02	(0.41)	(3.13)	(3.54)	—	—		—	—	$29.48	(10.72)%		2.50%	2.50%	(1.25)%	$1,266	—
Year Ended December 31, 2003	$44.15	(0.67)	(10.46)	(11.13)	—	—		—	—	$33.02	(25.21)%		2.73%	2.72%	(1.67)%	$4,613	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2008	$16.48	0.35	0.40 (d)	0.75	(0.83)	(0.83)	$16.40	4.80%		1.62%	1.62%	2.13%	$10,935	—
Year Ended July 31, 2007	$18.58	0.62	(1.73)	(1.11)	(0.99)	(0.99)	$16.48	(5.72)%		1.58%	1.58%	3.70%	$25,758	—
January 1, 2006 through July 31, 2006	$19.05	0.35	(0.82)	(0.47)	—	—	$18.58	(2.47	)%(e)	1.52%	1.52%	3.37%	$50,983	—
Year Ended December 31, 2005	$20.23	0.32	(0.83)	(0.51)	(0.67)	(0.67)	$19.05	(2.52)%		1.51%	1.51%	1.54%	$18,384	—
Year Ended December 31, 2004	$24.35	(0.08)	(4.04)	(4.12)	—	—	$20.23	(16.92)%		1.51%	1.51%	(0.36)%	$10,318	—
Year Ended December 31, 2003	$37.31	(0.23)	(12.73)	(12.96)	—	—	$24.35	(34.74)%		1.77%	1.76%	(0.68)%	$32,575	—
Service Class
Year Ended July 31, 2008	$17.25	0.18	0.46 (d)	0.64	(0.59)	(0.59)	$17.30	3.89%		2.62%	2.62%	1.13%	$1,241	—
Year Ended July 31, 2007	$18.50	0.45	(1.70)	(1.25)	—	—	$17.25	(6.76)%		2.58%	2.58%	2.70%	$992	—
January 1, 2006 through July 31, 2006	$19.10	0.25	(0.85)	(0.60)	—	—	$18.50	(3.14	)%(e)	2.52%	2.52%	2.37%	$2,084	—
Year Ended December 31, 2005	$19.78	0.12	(0.80)	(0.68)	—	—	$19.10	(3.44)%		2.51%	2.51%	0.54%	$287	—
Year Ended December 31, 2004	$24.02	(0.31)	(3.93)	(4.24)	—	—	$19.78	(17.65)%		2.51%	2.51%	(1.36)%	$533	—
Year Ended December 31, 2003	$37.06	(0.54)	(12.50)	(13.04)	—	—	$24.02	(35.19)%		2.77%	2.76%	(1.68)%	$7,761	—

Short NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2008	$16.24	0.29	0.08 (d)	0.37	(1.32)	(1.32)	$15.29	3.15%		1.74%	1.71%	1.85%	$11,365	—
Year Ended July 31, 2007	$20.91	0.71	(4.14)	(3.43)	(1.24)	(1.24)	$16.24	(16.68)%		1.54%	1.49%	3.93%	$12,814	—
January 1, 2006 through July 31, 2006	$18.69	0.38	1.84	2.22	—	—	$20.91	11.88	%(e)	1.50%	1.50%	3.34%	$103,936	—
Year Ended December 31, 2005	$18.70	0.30	(0.06)	0.24	(0.25)	(0.25)	$18.69	1.27%		1.52%	1.52%	1.54%	$31,722	—
Year Ended December 31, 2004	$21.10	(0.05)	(2.35)	(2.40)	—	—	$18.70	(11.33)%		1.51%	1.51%	(0.22)%	$6,604	—
Year Ended December 31, 2003	$33.69	(0.23)	(12.36)	(12.59)	—	—	$21.10	(37.37)%		1.88%	1.87%	(0.79)%	$12,538	—
Service Class
Year Ended July 31, 2008	$15.96	0.13	0.12 (d)	0.25	(0.88)	(0.88)	$15.33	2.16%		2.74%	2.71%	0.85%	$479	—
Year Ended July 31, 2007	$20.35	0.54	(4.07)	(3.53)	(0.86)	(0.86)	$15.96	(17.59)%		2.54%	2.49%	2.93%	$4,424	—
January 1, 2006 through July 31, 2006	$18.27	0.27	1.81	2.08	—	—	$20.35	11.38	%(e)	2.50%	2.50%	2.34%	$9,666	—
Year Ended December 31, 2005	$18.22	0.11	(0.06)	0.05	—	—	$18.27	0.27%		2.52%	2.52%	0.54%	$4,006	—
Year Ended December 31, 2004	$20.79	(0.26)	(2.31)	(2.57)	—	—	$18.22	(12.36)%		2.51%	2.51%	(1.22)%	$1,106	—
Year Ended December 31, 2003	$33.52	(0.50)	(12.23)	(12.73)	—	—	$20.79	(37.98)%		2.88%	2.87%	(1.79)%	$2,125	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets						Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraBear ProFund
Investor Class
Year Ended July 31, 2008	$13.62	0.26		2.68	2.94	(0.46)	—	(d)	(0.46)	$16.10	22.51%		1.49%		1.49%		1.85%		$122,417	—
Year Ended July 31, 2007	$17.28	0.55		(3.53)	(2.98)	(0.68)	—	(d)	(0.68)	$13.62	(17.28)%		1.42%		1.42%		3.88%		$100,229	—
January 1, 2006 through July 31, 2006	$17.59	0.32		(0.63)	(0.31)	—	—		—	$17.28	(1.76	)%(e)	1.40%		1.40%		3.27%		$135,333	—
Year Ended December 31, 2005	$18.82	0.34		(1.18)	(0.84)	(0.38)	(0.01)		(0.39)	$17.59	(4.43)%		1.41%		1.41%		1.77%		$90,197	—
Year Ended December 31, 2004	$23.42	(0.04)		(4.56)	(4.60)	—	—		—	$18.82	(19.64)%		1.43%		1.43%		(0.19)%		$77,863	—
Year Ended December 31, 2003	$41.64	(0.26)		(17.96)	(18.22)	—	—		—	$23.42	(43.76)%		1.65%		1.64%		(0.78)%		$93,826	—
Service Class
Year Ended July 31, 2008	$13.57	0.12		2.73	2.85	(0.23)	—	(d)	(0.23)	$16.19	21.45%		2.49%		2.49%		0.85%		$10,981	—
Year Ended July 31, 2007	$17.21	0.41		(3.52)	(3.11)	(0.53)	—	(d)	(0.53)	$13.57	(18.09)%		2.42%		2.42%		2.88%		$11,326	—
January 1, 2006 through July 31, 2006	$17.61	0.22		(0.62)	(0.40)	—	—		—	$17.21	(2.27	)%(e)	2.40%		2.40%		2.27%		$13,984	—
Year Ended December 31, 2005	$18.76	0.15		(1.16)	(1.01)	(0.14)	—	(d)	(0.14)	$17.61	(5.36)%		2.41%		2.41%		0.77%		$6,735	—
Year Ended December 31, 2004	$23.53	(0.21	)(f)	(4.56)	(4.77)	—	—		—	$18.76	(20.27	)%(f)	2.20	%(f)	2.20	%(f)	(0.96	)%(f)	$6,899	—
Year Ended December 31, 2003	$42.26	(0.58)		(18.15)	(18.73)	—	—		—	$23.53	(44.32)%		2.65%		2.64%		(1.78)%		$6,941	—

UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2008	$13.20	0.31		0.40	0.71	(0.18)	—		(0.18)	$13.73	5.50%		1.63%		1.57%		2.30%		$7,390	—
Year Ended July 31, 2007	$17.36	0.54		(3.97)	(3.43)	(0.73)	—		(0.73)	$13.20	(20.08)%		1.67%		1.53%		3.79%		$18,616	—
January 1, 2006 through July 31, 2006	$17.35	0.31		(0.30)	0.01	—	—		—	$17.36	0.06	%(e)	1.59%		1.58%		3.24%		$29,637	—
Year Ended December 31, 2005	$21.95	0.33		(4.59)	(4.26)	(0.34)	—		(0.34)	$17.35	(19.37)%		1.74%		1.68%		1.62%		$11,936	—
January 30, 2004 through December 31, 2004(g)	$30.00	(0.13)		(7.92)	(8.05)	—	—		—	$21.95	(26.83	)%(e)	1.82%		1.82%		(0.49)%		$3,533	—
Service Class
Year Ended July 31, 2008	$13.00	0.17		0.40	0.57	(0.04)	—		(0.04)	$13.53	4.39%		2.63%		2.57%		1.30%		$1,813	—
Year Ended July 31, 2007	$17.02	0.40		(3.92)	(3.52)	(0.50)	—		(0.50)	$13.00	(20.88)%		2.67%		2.53%		2.79%		$5,072	—
January 1, 2006 through July 31, 2006	$17.12	0.21		(0.31)	(0.10)	—	—		—	$17.02	(0.58	)%(e)	2.59%		2.58%		2.24%		$2,452	—
Year Ended December 31, 2005	$21.71	0.13		(4.52)	(4.39)	(0.20)	—		(0.20)	$17.12	(20.21)%		2.74%		2.68%		0.62%		$1,632	—
January 30, 2004 through December 31, 2004(g)	$30.00	(0.39)		(7.90)	(8.29)	—	—		—	$21.71	(27.63	)%(e)	2.82%		2.82%		(1.49)%		$463	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)

The per share and ratios shown do not correlate to the ratios of Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBear ProFund Service Class expense ratio was a reduction of 0.23%.

(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2008	$13.99	0.30	(0.25	)(d)	0.05	(0.31)	(0.31)	$13.73	0.45%		1.46%	1.46%	2.10%	$134,257	—
Year Ended July 31, 2007	$17.76	0.54	(3.50)		(2.96)	(0.81)	(0.81)	$13.99	(16.37)%		1.44%	1.44%	3.87%	$273,206	—
January 1, 2006 through July 31, 2006	$19.32	0.34	(1.90)		(1.56)	—	—	$17.76	(8.07	)%(e)	1.43%	1.43%	3.41%	$264,378	—
Year Ended December 31, 2005	$21.78	0.41	(2.42)		(2.01)	(0.45)	(0.45)	$19.32	(9.21)%		1.43%	1.43%	1.83%	$131,805	—
January 30, 2004 through December 31, 2004(f)	$30.00	(0.02)	(8.20)		(8.22)	—	—	$21.78	(27.40	)%(e)	1.35%	1.35%	(0.06)%	$15,813	—
Service Class
Year Ended July 31, 2008	$14.01	0.16	(0.23	)(d)	(0.07)	(0.20)	(0.20)	$13.74	(0.47)%		2.46%	2.46%	1.10%	$9,994	—
Year Ended July 31, 2007	$17.72	0.40	(3.49)		(3.09)	(0.62)	(0.62)	$14.01	(17.24)%		2.44%	2.44%	2.87%	$17,457	—
January 1, 2006 through July 31, 2006	$19.38	0.24	(1.90)		(1.66)	—	—	$17.72	(8.57	)%(e)	2.43%	2.43%	2.41%	$28,507	—
Year Ended December 31, 2005	$21.59	0.18	(2.39)		(2.21)	—	—	$19.38	(10.24)%		2.43%	2.43%	0.83%	$3,275	—
January 30, 2004 through December 31, 2004(f)	$30.00	(0.31)	(8.10)		(8.41)	—	—	$21.59	(28.03	)%(e)	2.35%	2.35%	(1.06)%	$1,187	—

UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2008	$17.09	0.31	3.67		3.98	(0.72)	(0.72)	$20.35	24.47%		1.66%	1.66%	1.75%	$16,981	—
Year Ended July 31, 2007	$23.23	0.69	(6.09)		(5.40)	(0.74)	(0.74)	$17.09	(23.47)%		1.55%	1.55%	3.73%	$17,448	—
January 1, 2006 through July 31, 2006	$25.04	0.43	(2.24)		(1.81)	—	—	$23.23	(7.23	)%(e)	1.52%	1.52%	3.17%	$15,295	—
Year Ended December 31, 2005	$25.20	0.44	(0.24)		0.20	(0.36)	(0.36)	$25.04	0.82%		1.65%	1.65%	1.68%	$16,498	—
July 22, 2004 through December 31, 2004(f)	$30.00	(0.04)	(4.76)		(4.80)	—	—	$25.20	(16.00	)%(e)	2.26%	1.95%	(0.30)%	$2,520	—
Service Class
Year Ended July 31, 2008	$16.78	0.13	3.69		3.82	(0.33)	(0.33)	$20.27	23.32%		2.66%	2.66%	0.75%	$1,176	—
Year Ended July 31, 2007	$22.94	0.51	(6.03)		(5.52)	(0.64)	(0.64)	$16.78	(24.26)%		2.55%	2.55%	2.73%	$3,347	—
January 1, 2006 through July 31, 2006	$24.88	0.30	(2.24)		(1.94)	—	—	$22.94	(7.76	)%(e)	2.52%	2.52%	2.17%	$802	—
Year Ended December 31, 2005	$25.09	0.18	(0.24)		(0.06)	(0.15)	(0.15)	$24.88	(0.29)%		2.65%	2.65%	0.68%	$1,112	—
July 22, 2004 through December 31, 2004(f)	$30.00	(0.17)	(4.74)		(4.91)	—	—	$25.09	(16.37	)%(e)	3.26%	2.95%	(1.30)%	$546	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort NASDAQ-100 ProFund
Investor Class
Year Ended July 31, 2008	$11.63	0.22	(0.48	)(d)	(0.26)	(0.60)	—	(e)	(0.60)	$10.77	(1.17)%		1.50%	1.50%	2.05%	$118,583	—
Year Ended July 31, 2007	$18.54	0.54	(6.87)		(6.33)	(0.58)	—		(0.58)	$11.63	(34.58)%		1.41%	1.41%	3.96%	$119,669	—
January 1, 2006 through July 31, 2006	$15.30	0.30	2.94		3.24	—	—		—	$18.54	21.18	%(f)	1.38%	1.38%	3.25%	$222,887	—
Year Ended December 31, 2005	$15.83	0.31	(0.50)		(0.19)	(0.28)	(0.06)		(0.34)	$15.30	(1.18)%		1.39%	1.39%	1.75%	$180,687	—
Year Ended December 31, 2004	$20.92	(0.03)	(5.06)		(5.09)	—	—		—	$15.83	(24.33)%		1.41%	1.41%	(0.13)%	$119,685	—
Year Ended December 31, 2003	$56.25	(0.18)	(35.15)		(35.33)	— (e)	—		— (e)	$20.92	(62.80)%		1.65%	1.65%	(0.57)%	$118,811	—
Service Class
Year Ended July 31, 2008	$12.09	0.11	(0.46	)(d)	(0.35)	(0.35)	—	(e)	(0.35)	$11.39	(2.29)%		2.50%	2.50%	1.05%	$2,251	—
Year Ended July 31, 2007	$19.17	0.39	(7.08)		(6.69)	(0.39)	—		(0.39)	$12.09	(35.17)%		2.41%	2.41%	2.96%	$3,226	—
January 1, 2006 through July 31, 2006	$15.91	0.20	3.06		3.26	—	—		—	$19.17	20.49	%(f)	2.38%	2.38%	2.25%	$10,108	—
Year Ended December 31, 2005	$16.43	0.12	(0.48)		(0.36)	(0.13)	(0.03)		(0.16)	$15.91	(2.19)%		2.39%	2.39%	0.75%	$6,847	—
Year Ended December 31, 2004	$21.92	(0.24)	(5.25)		(5.49)	—	—		—	$16.43	(25.05)%		2.39%	2.39%	(1.11)%	$4,280	—
Year Ended December 31, 2003	$59.49	(0.50)	(37.07)		(37.57)	—	—		—	$21.92	(63.15)%		2.65%	2.65%	(1.57)%	$9,590	—

UltraShort International ProFund
Investor Class
Year Ended July 31, 2008	$21.88	0.43	4.05	(d)	4.48	(0.88)	—		(0.88)	$25.48	21.69%		1.62%	1.62%	1.93%	$45,556	—
Year Ended July 31, 2007	$30.58	1.01	(9.26)		(8.25)	(0.45)	—		(0.45)	$21.88	(27.12)%		1.52%	1.52%	3.89%	$25,156	—
April 19, 2006 through July 31, 2006(g)	$30.00	0.37	0.21		0.58	—	—		—	$30.58	1.93	%(f)	1.50%	1.50%	3.96%	$24,629	—
Service Class
Year Ended July 31, 2008	$22.00	0.20	4.08	(d)	4.28	(0.79)	—		(0.79)	$25.49	20.48%		2.62%	2.62%	0.93%	$3,491	—
Year Ended July 31, 2007	$30.46	0.78	(9.24)		(8.46)	—	—		—	$22.00	(27.77)%		2.52%	2.52%	2.89%	$404	—
April 19, 2006 through July 31, 2006(g)	$30.00	0.27	0.19		0.46	—	—		—	$30.46	1.53	%(f)	2.50%	2.50%	2.96%	$47	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Amount is less than $0.005.
(f)	Not annualized for periods less than one year.
(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2008	$13.51	0.20		(4.88)	(4.68)	(0.61)	(0.61)	$8.22	(33.95)%		1.53%	1.53%	2.35%	$66,212	—
Year Ended July 31, 2007	$31.85	0.80		(18.17)	(17.37)	(0.97)	(0.97)	$13.51	(55.55)%		1.49%	1.49%	4.17%	$80,862	—
April 19, 2006 through July 31, 2006(d)	$30.00	0.43		1.42	1.85	—	—	$31.85	6.17	%(e)	1.50%	1.50%	4.15%	$36,733	—
Service Class
Year Ended July 31, 2008	$13.53	0.12		(4.87)	(4.75)	(0.55)	(0.55)	$8.23	(34.52)%		2.53%	2.53%	1.35%	$4,705	—
Year Ended July 31, 2007	$31.74	0.59		(18.13)	(17.54)	(0.67)	(0.67)	$13.53	(55.97)%		2.49%	2.49%	3.17%	$1,505	—
April 19, 2006 through July 31, 2006(d)	$30.00	0.32		1.42	1.74	—	—	$31.74	5.80	%(e)	2.50%	2.50%	3.15%	$1,938	—

UltraShort Latin America ProFund
Investor Class
October 16, 2007 through July 31, 2008(d)	$30.00	0.13		(11.14)	(11.01)	(0.09)	(0.09)	$18.90	(36.75	)%(e)	2.66%	1.95%	0.88%	$3,113	—
Service Class
October 16, 2007 through July 31, 2008(d)	$30.00	(0.02	)(f)	(11.10)	(11.12)	(0.08)	(0.08)	$18.80	(37.15	)%(e)	3.66%	2.95%	(0.12)%	$43	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Commencement of operations
(e)	Not annualized for periods less than one year.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort China ProFund
Investor Class
February 4, 2008 through July 31, 2008(d)	$30.00	0.05		5.92	5.97	—	—	$35.97	19.90	%(e)	2.65%	1.94%	0.31%	$4,656	—
Service Class
February 4, 2008 through July 31, 2008(d)	$30.00	(0.11	)(f)	5.90	5.79	—	—	$35.79	19.30	%(e)	3.65%	2.94%	(0.69)%	$310	—

UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2008	$26.89	0.56		10.77	11.33	(0.70)	(0.70)	$37.52	42.70%		1.75%	1.67%	1.60%	$7,404	—
Year Ended July 31, 2007	$34.95	0.92		(8.22)	(7.30)	(0.76)	(0.76)	$26.89	(20.90)%		1.95%	1.95%	3.31%	$6,085	—
March 29, 2006 through July 31, 2006(d)	$30.00	0.33		4.62	4.95	—	—	$34.95	16.50	%(e)	2.60%	1.95%	2.83%	$4,865	—
Service Class
Year Ended July 31, 2008	$27.26	0.19		10.98	11.17	(0.46)	(0.46)	$37.97	41.33%		2.75%	2.67%	0.60%	$773	—
Year Ended July 31, 2007	$34.84	0.61		(8.19)	(7.58)	—	—	$27.26	(21.76)%		2.95%	2.95%	2.31%	$252	—
March 29, 2006 through July 31, 2006(d)	$30.00	0.21		4.63	4.84	—	—	$34.84	16.13	%(e)	3.60%	2.95%	1.83%	$336	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Commencement of operations
(e)	Not annualized for periods less than one year.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$36.99	0.82		(19.52)	(18.70)	(0.27)	—	(0.27)	$18.02	(50.80)%		1.98%	1.55%	3.54%	$16,348	1,222%
Year Ended July 31, 2007	$42.01	1.00		(5.34)	(4.34)	(0.68)	—	(0.68)	$36.99	(10.64)%		1.93%	1.57%	2.30%	$2,811	636%
January 1, 2006 through July 31, 2006	$38.34	0.45		3.22	3.67	—	—	—	$42.01	9.57	%(d)	2.10%	1.58%	1.95%	$5,853	879	%(d)
Year Ended December 31, 2005	$39.39	0.74		(1.47)	(0.73)	(0.32)	—	(0.32)	$38.34	(1.85)%		2.40%	1.68%	1.97%	$6,176	1,038%
Year Ended December 31, 2004	$33.91	0.36		5.53	5.89	(0.41)	—	(0.41)	$39.39	17.36%		1.95%	1.95%	1.01%	$5,063	819%
Year Ended December 31, 2003	$24.57	0.17		10.66	10.83	(0.12)	(1.37)	(1.49)	$33.91	46.23%		4.63%	1.95%	0.59%	$1,417	1,869%
Service Class
Year Ended July 31, 2008	$37.70	0.56		(19.85)	(19.29)	(0.12)	—	(0.12)	$18.29	(51.30)%		2.98%	2.55%	2.54%	$1,985	1,222%
Year Ended July 31, 2007	$42.67	0.56		(5.47)	(4.91)	(0.06)	—	(0.06)	$37.70	(11.54)%		2.93%	2.57%	1.30%	$422	636%
January 1, 2006 through July 31, 2006	$39.16	0.22		3.29	3.51	—	—	—	$42.67	8.96	%(d)	3.10%	2.58%	0.95%	$1,834	879	%(d)
Year Ended December 31, 2005	$40.38	0.36		(1.52)	(1.16)	(0.06)	—	(0.06)	$39.16	(2.87)%		3.40%	2.68%	0.97%	$1,046	1,038%
Year Ended December 31, 2004	$35.12	(0.01)		5.68	5.67	(0.41)	—	(0.41)	$40.38	16.14%		2.95%	2.95%	0.01%	$2,203	819%
Year Ended December 31, 2003	$25.52	(0.14)		11.12	10.98	(0.01)	(1.37)	(1.38)	$35.12	45.04%		5.63%	2.95%	(0.41)%	$1,097	1,869%

Basic Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$55.39	0.42		7.66 (e)	8.08	(0.55)	—	(0.55)	$62.92	14.57%		1.56%	1.56%	0.66%	$78,070	273%
Year Ended July 31, 2007	$39.89	0.69		16.01	16.70	(1.20)	—	(1.20)	$55.39	42.52%		1.53%	1.53%	1.35%	$47,109	530%
January 1, 2006 through July 31, 2006	$38.58	0.45		0.86	1.31	—	—	—	$39.89	3.40	%(d)	1.49%	1.49%	1.81%	$13,351	282	%(d)
Year Ended December 31, 2005	$38.01	0.29		0.32	0.61	(0.04)	—	(0.04)	$38.58	1.61%		1.68%	1.68%	0.79%	$45,056	677%
Year Ended December 31, 2004	$33.21	(0.06)		4.86	4.80	—	—	—	$38.01	14.45%		1.87%	1.87%	(0.18)%	$10,727	723%
Year Ended December 31, 2003	$22.53	0.11		10.59	10.70	(0.02)	—	(0.02)	$33.21	47.49%		2.24%	1.95%	0.40%	$35,985	1,521%
Service Class
Year Ended July 31, 2008	$54.44	(0.20	)(e)	7.50 (e)	7.30	— (f)	—	— (f)	$61.74	13.41%		2.56%	2.56%	(0.34)%	$5,108	273%
Year Ended July 31, 2007	$38.84	0.19		15.71	15.90	(0.30)	—	(0.30)	$54.44	41.10%		2.53%	2.53%	0.35%	$6,321	530%
January 1, 2006 through July 31, 2006	$37.78	0.20		0.86	1.06	—	—	—	$38.84	2.81	%(d)	2.49%	2.49%	0.81%	$1,870	282	%(d)
Year Ended December 31, 2005	$37.52	(0.08)		0.34	0.26	—	—	—	$37.78	0.69%		2.68%	2.68%	(0.21)%	$1,222	677%
Year Ended December 31, 2004	$33.11	(0.39)		4.80	4.41	—	—	—	$37.52	13.32%		2.87%	2.87%	(1.18)%	$1,278	723%
Year Ended December 31, 2003	$22.63	(0.16)		10.64	10.48	—	—	—	$33.11	46.31%		3.24%	2.95%	(0.60)%	$8,210	1,521%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$51.15	(0.29)	19.26	18.97	—	—	$70.12	37.09%		1.60%	1.55%	(0.54)%	$75,766	373%
Year Ended July 31, 2007	$52.17	(0.13)	(0.89)	(1.02)	—	—	$51.15	(1.96)%		1.56%	1.56%	(0.24)%	$23,912	396%
January 1, 2006 through July 31, 2006	$58.85	(0.13)	(6.55)	(6.68)	—	—	$52.17	(11.35	)%(d)	1.58%	1.58%	(0.40)%	$20,889	255	%(d)
Year Ended December 31, 2005	$46.23	(0.38)	13.00	12.62	—	—	$58.85	27.30%		1.58%	1.58%	(0.73)%	$46,266	724%
Year Ended December 31, 2004	$39.75	(0.62)	7.10	6.48	—	—	$46.23	16.30%		1.88%	1.88%	(1.49)%	$26,386	562%
Year Ended December 31, 2003	$24.58	(0.56)	15.73	15.17	—	—	$39.75	61.72%		1.93%	1.92%	(1.59)%	$8,175	2,288%
Service Class
Year Ended July 31, 2008	$47.77	(0.80)	17.87	17.07	—	—	$64.84	35.73%		2.60%	2.55%	(1.54)%	$5,049	373%
Year Ended July 31, 2007	$49.21	(0.64)	(0.80)	(1.44)	—	—	$47.77	(2.93)%		2.56%	2.56%	(1.24)%	$685	396%
January 1, 2006 through July 31, 2006	$55.84	(0.43)	(6.20)	(6.63)	—	—	$49.21	(11.87	)%(d)	2.58%	2.58%	(1.40)%	$6,144	255	%(d)
Year Ended December 31, 2005	$44.32	(0.88)	12.40	11.52	—	—	$55.84	25.99%		2.58%	2.58%	(1.73)%	$7,006	724%
Year Ended December 31, 2004	$38.46	(1.02)	6.88	5.86	—	—	$44.32	15.24%		2.86%	2.86%	(2.47)%	$4,999	562%
Year Ended December 31, 2003	$24.01	(0.90)	15.35	14.45	—	—	$38.46	60.18%		2.93%	2.92%	(2.59)%	$1,484	2,288%

Consumer Goods UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$38.00	0.51	(4.08)	(3.57)	(0.19)	(0.19)	$34.24	(9.46)%		2.47%	1.55%	1.29%	$1,028	993%
Year Ended July 31, 2007	$33.45	0.56	4.55	5.11	(0.56)	(0.56)	$38.00	15.28%		2.22%	1.56%	1.49%	$2,272	1,221%
January 1, 2006 through July 31, 2006	$32.95	0.27	0.23	0.50	—	—	$33.45	1.52	%(d)	2.68%	1.58%	1.39%	$2,399	662	%(d)
Year Ended December 31, 2005	$33.91	0.23	(0.84)	(0.61)	(0.35)	(0.35)	$32.95	(1.80)%		2.61%	1.68%	0.68%	$1,484	754%
January 30, 2004 through December 31, 2004(e)	$30.00	0.18	3.85	4.03	(0.12)	(0.12)	$33.91	13.42	%(d)	2.48%	1.95%	0.62%	$6,253	1,505	%(d)
Service Class
Year Ended July 31, 2008	$37.63	0.13	(4.01)	(3.88)	—	—	$33.75	(10.33)%		3.47%	2.55%	0.29%	$202	993%
Year Ended July 31, 2007	$32.98	0.20	4.45	4.65	—	—	$37.63	14.13%		3.22%	2.56%	0.49%	$221	1,221%
January 1, 2006 through July 31, 2006	$32.66	0.08	0.24	0.32	—	—	$32.98	0.98	%(d)	3.68%	2.58%	0.39%	$837	662	%(d)
Year Ended December 31, 2005	$33.61	(0.11)	(0.84)	(0.95)	—	—	$32.66	(2.83)%		3.61%	2.68%	(0.32)%	$79	754%
January 30, 2004 through December 31, 2004(e)	$30.00	(0.11)	3.84	3.73	(0.12)	(0.12)	$33.61	12.42	%(d)	3.48%	2.95%	(0.38)%	$283	1,505	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Consumer Services UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$32.54	0.13		(9.18)		(9.05)	(0.47)	—	(0.47)	$23.02	(28.09)%		3.53%	1.55%	0.46%	$1,084	1,327%
Year Ended July 31, 2007	$28.91	0.14		4.88		5.02	(0.06)	(1.33)	(1.39)	$32.54	17.10%		2.48%	1.56%	0.41%	$741	1,138%
January 1, 2006 through July 31, 2006	$31.00	0.05		(2.14)		(2.09)	—	—	—	$28.91	(6.74	)%(d)	5.32%	1.58%	0.29%	$464	861	%(d)
Year Ended December 31, 2005	$33.90	(0.16)		(2.74)		(2.90)	—	—	—	$31.00	(8.55)%		6.20%	1.68%	(0.49)%	$357	1,642%
January 30, 2004 through December 31, 2004(e)	$30.00	(0.24)		4.14		3.90	—	—	—	$33.90	13.00	%(d)	5.86%	1.95%	(0.83)%	$2,332	2,929	%(d)
Service Class
Year Ended July 31, 2008	$31.53	(0.15	)(f)	(8.89)		(9.04)	(0.14)	—	(0.14)	$22.35	(28.77)%		4.53%	2.55%	(0.54)%	$316	1,327%
Year Ended July 31, 2007	$28.26	(0.19	)(f)	4.79		4.60	—	(1.33)	(1.33)	$31.53	16.00%		3.48%	2.56%	(0.59)%	$137	1,138%
January 1, 2006 through July 31, 2006	$30.46	(0.13)		(2.07)		(2.20)	—	—	—	$28.26	(7.22	)%(d)	6.32%	2.58%	(0.71)%	$697	861	%(d)
Year Ended December 31, 2005	$33.62	(0.47)		(2.69)		(3.16)	—	—	—	$30.46	(9.40)%		7.20%	2.68%	(1.49)%	$42	1,642%
January 30, 2004 through December 31, 2004(e)	$30.00	(0.52)		4.14		3.62	—	—	—	$33.62	12.07	%(d)	6.86%	2.95%	(1.83)%	$175	2,929	%(d)

Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$28.31	0.31		(13.43)		(13.12)	(0.34)	—	(0.34)	$14.85	(46.76)%		2.02%	1.66%	1.57%	$12,375	761%
Year Ended July 31, 2007	$28.93	0.47		(0.73	)(f)	(0.26)	(0.36)	—	(0.36)	$28.31	(1.11)%		1.68%	1.68%	1.45%	$4,574	479%
January 1, 2006 through July 31, 2006	$27.26	0.25		1.42		1.67	—	—	—	$28.93	6.13	%(d)	1.53%	1.53%	1.53%	$6,066	91	%(d)
Year Ended December 31, 2005	$26.09	0.35		0.88		1.23	(0.06)	—	(0.06)	$27.26	4.72%		1.78%	1.68%	1.33%	$49,964	652%
Year Ended December 31, 2004	$22.73	0.06		3.32		3.38	(0.02)	—	(0.02)	$26.09	14.86%		1.94%	1.94%	0.26%	$5,658	914%
Year Ended December 31, 2003	$15.84	0.05		6.84		6.89	—	—	—	$22.73	43.50%		2.27%	1.95%	0.25%	$3,122	2,340%
Service Class
Year Ended July 31, 2008	$26.73	0.12		(12.70)		(12.58)	(0.19)	—	(0.19)	$13.96	(47.32)%		3.02%	2.66%	0.57%	$2,362	761%
Year Ended July 31, 2007	$27.40	0.17		(0.72	)(f)	(0.55)	(0.12)	—	(0.12)	$26.73	(2.07)%		2.68%	2.68%	0.45%	$1,902	479%
January 1, 2006 through July 31, 2006	$25.97	0.09		1.34		1.43	—	—	—	$27.40	5.51	%(d)	2.53%	2.53%	0.53%	$1,021	91	%(d)
Year Ended December 31, 2005	$25.05	0.10		0.82		0.92	—	—	—	$25.97	3.67%		2.78%	2.68%	0.33%	$4,306	652%
Year Ended December 31, 2004	$22.04	(0.16)		3.19		3.03	(0.02)	—	(0.02)	$25.05	13.74%		2.90%	2.90%	(0.70)%	$1,617	914%
Year Ended December 31, 2003	$15.50	(0.14)		6.68		6.54	—	—	—	$22.04	42.19%		3.27%	2.95%	(0.75)%	$2,646	2,340%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$15.92	0.09		(1.04)	(0.95)	(0.08)	(0.08)	$14.89	(6.03)%		1.76%	1.55%	0.58%	$9,463	616%
Year Ended July 31, 2007	$14.99	0.16		0.84	1.00	(0.07)	(0.07)	$15.92	6.67%		1.63%	1.56%	0.96%	$8,710	466%
January 1, 2006 through July 31, 2006	$15.26	0.05		(0.32)	(0.27)	—	—	$14.99	(1.77	)%(d)	1.75%	1.58%	0.57%	$15,616	201	%(d)
Year Ended December 31, 2005	$14.18	0.02		1.06	1.08	—	—	$15.26	7.62%		1.68%	1.68%	0.15%	$11,504	636%
Year Ended December 31, 2004	$13.90	(0.09)		0.37	0.28	—	—	$14.18	2.01%		1.97%	1.95%	(0.61)%	$11,525	1,198%
Year Ended December 31, 2003	$11.09	(0.09)		2.90	2.81	—	—	$13.90	25.34%		3.54%	1.95%	(0.77)%	$5,120	1,904%
Service Class
Year Ended July 31, 2008	$14.96	(0.06	)(e)	(1.00)	(1.06)	—	—	$13.90	(7.09)%		2.76%	2.55%	(0.42)%	$2,253	616%
Year Ended July 31, 2007	$14.16	—	(f)	0.81	0.81	(0.01)	(0.01)	$14.96	5.69%		2.63%	2.56%	(0.04)%	$4,595	466%
January 1, 2006 through July 31, 2006	$14.50	(0.03)		(0.31)	(0.34)	—	—	$14.16	(2.34	)%(d)	2.75%	2.58%	(0.43)%	$3,326	201	%(d)
Year Ended December 31, 2005	$13.58	(0.12)		1.04	0.92	—	—	$14.50	6.77%		2.68%	2.68%	(0.85)%	$7,811	636%
Year Ended December 31, 2004	$13.44	(0.23)		0.37	0.14	—	—	$13.58	1.04%		2.97%	2.95%	(1.61)%	$1,457	1,198%
Year Ended December 31, 2003	$10.81	(0.21)		2.84	2.63	—	—	$13.44	24.33%		4.54%	2.95%	(1.77)%	$424	1,904%

Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$48.21	0.33		(9.26)	(8.93)	(0.79)	(0.79)	$38.49	(18.82)%		2.18%	1.55%	0.73%	$3,061	433%
Year Ended July 31, 2007	$35.96	0.34		12.20	12.54	(0.29)	(0.29)	$48.21	34.99%		2.12%	1.56%	0.75%	$21,001	900%
January 1, 2006 through July 31, 2006	$36.45	0.16		(0.65)	(0.49)	—	—	$35.96	(1.34	)%(d)	2.44%	1.58%	0.71%	$1,777	665	%(d)
Year Ended December 31, 2005	$35.79	0.06		0.62	0.68	(0.02)	(0.02)	$36.45	1.89%		5.43%	1.68%	0.19%	$2,249	974%
January 30, 2004 through December 31, 2004(g)	$30.00	(0.12)		5.91	5.79	—	—	$35.79	19.30	%(d)	1.83%	1.83%	(0.43)%	$2,713	1,419	%(d)
Service Class
Year Ended July 31, 2008	$46.85	(0.12	)(e)	(9.06)	(9.18)	—	—	$37.67	(19.57)%		3.18%	2.55%	(0.27)%	$126	433%
Year Ended July 31, 2007	$35.04	(0.09	)(e)	11.90	11.81	—	—	$46.85	33.70%		3.12%	2.56%	(0.25)%	$1,740	900%
January 1, 2006 through July 31, 2006	$35.74	(0.07)		(0.63)	(0.70)	—	—	$35.04	(1.96	)%(d)	3.44%	2.58%	(0.29)%	$695	665	%(d)
Year Ended December 31, 2005	$35.46	(0.27)		0.55	0.28	—	—	$35.74	0.79%		6.43%	2.68%	(0.81)%	$99	974%
January 30, 2004 through December 31, 2004(g)	$30.00	(0.41)		5.87	5.46	—	—	$35.46	18.20	%(d)	2.83%	2.83%	(1.43)%	$70	1,419	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Amount is less than $0.005.
(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$91.63	(0.37)		(16.41)	(16.78)	—	—	—	$74.85	(18.31)%		1.67%	1.67%	(0.42)%	$7,571	403%
Year Ended July 31, 2007	$68.43	(0.12)		24.46	24.34	(1.14)	—	(1.14)	$91.63	35.68%		1.53%	1.53%	(0.13)%	$18,799	468%
January 1, 2006 through July 31, 2006	$87.78	1.02		(20.37)	(19.35)	—	—	—	$68.43	(22.04	)%(d)	1.51%	1.51%	2.06%	$16,902	215	%(d)
Year Ended December 31, 2005	$80.29	(0.51)		8.00	7.49	—	—	—	$87.78	9.33%		1.52%	1.52%	(0.70)%	$55,133	568%
Year Ended December 31, 2004	$61.44	(0.79)		19.64	18.85	—	—	—	$80.29	30.68%		1.54%	1.54%	(1.21)%	$99,944	614%
Year Ended December 31, 2003	$26.84	(0.74)		35.34	34.60	—	—	—	$61.44	128.91%		1.74%	1.73%	(1.50)%	$31,165	932%
Service Class
Year Ended July 31, 2008	$85.35	(1.21)		(15.10)	(16.31)	—	—	—	$69.04	(19.12)%		2.67%	2.67%	(1.42)%	$483	403%
Year Ended July 31, 2007	$63.75	(0.94)		22.80	21.86	(0.26)	—	(0.26)	$85.35	34.32%		2.53%	2.53%	(1.13)%	$1,097	468%
January 1, 2006 through July 31, 2006	$82.26	0.55		(19.06)	(18.51)	—	—	—	$63.75	(22.50	)%(d)	2.51%	2.51%	1.06%	$1,192	215	%(d)
Year Ended December 31, 2005	$75.98	(1.23)		7.51	6.28	—	—	—	$82.26	8.27%		2.52%	2.52%	(1.70)%	$4,618	568%
Year Ended December 31, 2004	$58.72	(1.43)		18.69	17.26	—	—	—	$75.98	29.39%		2.54%	2.54%	(2.21)%	$21,363	614%
Year Ended December 31, 2003	$25.90	(1.21)		34.03	32.82	—	—	—	$58.72	126.72%		2.74%	2.73%	(2.50)%	$3,741	932%

Mobile Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$22.65	(0.01)		(14.74)	(14.75)	(0.06)	—	(0.06)	$7.84	(65.24)%		1.92%	1.55%	(0.09)%	$5,630	1,101%
Year Ended July 31, 2007	$18.87	0.04		3.75 (e)	3.79	(0.01)	—	(0.01)	$22.65	20.09%		1.56%	1.56%	0.20%	$17,526	731%
January 1, 2006 through July 31, 2006	$19.59	0.02		(0.74)	(0.72)	—	—	—	$18.87	(3.72	)%(d)	1.56%	1.56%	0.19%	$12,587	317	%(d)
Year Ended December 31, 2005	$18.07	0.04		1.81	1.85	—	(0.33)	(0.33)	$19.59	10.26%		1.50%	1.50%	0.23%	$20,352	520%
Year Ended December 31, 2004	$10.83	(0.12)		7.36	7.24	—	—	—	$18.07	66.85%		1.64%	1.64%	(0.80)%	$67,289	645%
Year Ended December 31, 2003	$6.54	(0.09)		4.38	4.29	—	—	—	$10.83	65.60%		2.15%	1.94%	(1.16)%	$9,170	2,818%
Service Class
Year Ended July 31, 2008	$20.94	(0.12)		(13.62)	(13.74)	—	—	—	$7.20	(65.60)%		2.92%	2.55%	(1.09)%	$444	1,101%
Year Ended July 31, 2007	$17.61	(0.14	)(e)	3.47 (e)	3.33	—	—	—	$20.94	18.85%		2.56%	2.56%	(0.80)%	$1,116	731%
January 1, 2006 through July 31, 2006	$18.39	(0.09)		(0.69)	(0.78)	—	—	—	$17.61	(4.24	)%(d)	2.56%	2.56%	(0.81)%	$2,015	317	%(d)
Year Ended December 31, 2005	$17.14	(0.14)		1.72	1.58	—	(0.33)	(0.33)	$18.39	9.18%		2.50%	2.50%	(0.77)%	$2,935	520%
Year Ended December 31, 2004	$10.38	(0.26)		7.02	6.76	—	—	—	$17.14	65.13%		2.63%	2.63%	(1.79)%	$12,491	645%
Year Ended December 31, 2003	$6.37	(0.17)		4.18	4.01	—	—	—	$10.38	62.95%		3.15%	2.94%	(2.16)%	$566	2,818%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Oil & Gas UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$51.96	0.21		2.36		2.57	(0.08)	(1.60)	(1.68)	$52.85	4.76%		1.50%	1.50%	0.38%	$122,187	102%
Year Ended July 31, 2007	$40.72	0.39		10.92		11.31	(0.07)	—	(0.07)	$51.96	27.82%		1.45%	1.45%	0.91%	$182,861	265%
January 1, 2006 through July 31, 2006	$32.74	0.17		7.81		7.98	—	—	—	$40.72	24.37	%(d)	1.42%	1.42%	0.80%	$145,885	230	%(d)
Year Ended December 31, 2005	$22.41	0.14		10.19		10.33	—	—	—	$32.74	46.10%		1.43%	1.43%	0.45%	$115,214	352%
Year Ended December 31, 2004	$15.66	—	(e)	7.20		7.20	—	(0.45)	(0.45)	$22.41	45.98%		1.64%	1.64%	(0.03)%	$44,530	634%
Year Ended December 31, 2003	$11.80	(0.02)		3.88		3.86	—	—	—	$15.66	32.71%		2.09%	1.94%	(0.12)%	$37,753	2,032%
Service Class
Year Ended July 31, 2008	$48.54	(0.32	)(f)	2.20		1.88	—	(1.60)	(1.60)	$48.82	3.68%		2.50%	2.50%	(0.62)%	$12,623	102%
Year Ended July 31, 2007	$38.34	—	(e)	10.20		10.20	—	—	—	$48.54	26.60%		2.45%	2.45%	(0.09)%	$14,588	265%
January 1, 2006 through July 31, 2006	$31.01	(0.03)		7.36		7.33	—	—	—	$38.34	23.64	%(d)	2.42%	2.42%	(0.20)%	$19,980	230	%(d)
Year Ended December 31, 2005	$21.43	(0.15)		9.73		9.58	—	—	—	$31.01	44.70%		2.43%	2.43%	(0.55)%	$13,899	352%
Year Ended December 31, 2004	$15.13	(0.18)		6.93		6.75	—	(0.45)	(0.45)	$21.43	44.61%		2.64%	2.64%	(1.03)%	$10,932	634%
Year Ended December 31, 2003	$11.52	(0.14)		3.75		3.61	—	—	—	$15.13	31.34%		3.09%	2.94%	(1.12)%	$3,956	2,032%

Oil Equipment, Services & Distribution UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$38.89	(0.06)		5.17	(f)	5.11	(0.01)	(0.76)	(0.77)	$43.23	13.38%		1.54%	1.53%	(0.14)%	$41,679	431%
Year Ended July 31, 2007	$29.65	0.04	(f)	9.27		9.31	(0.07)	—	(0.07)	$38.89	31.49%		1.64%	1.64%	0.12%	$51,490	943%
June 5, 2006 through July 31, 2006(g)	$30.00	(0.01)		(0.34)		(0.35)	—	—	—	$29.65	(1.17	)%(d)	2.85%	1.95%	(0.31)%	$4,664	160	%(d)
Service Class
Year Ended July 31, 2008	$38.52	(0.47)		5.08	(f)	4.61	—	(0.76)	(0.76)	$42.37	12.21%		2.54%	2.53%	(1.14)%	$4,146	431%
Year Ended July 31, 2007	$29.61	(0.26)		9.17		8.91	—	—	—	$38.52	30.09%		2.64%	2.64%	(0.88)%	$5,868	943%
June 5, 2006 through July 31, 2006(g)	$30.00	(0.06)		(0.33)		(0.39)	—	—	—	$29.61	(1.30	)%(d)	3.85%	2.95%	(1.31)%	$959	160	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$9.94	0.16	(1.63)	(1.47)	(0.35)	—	(0.35)	$8.12	(15.55)%		2.02%	1.55%	1.71%	$4,491	643%
Year Ended July 31, 2007	$9.95	0.19	0.01	0.20	(0.21)	—	(0.21)	$9.94	1.87%		1.59%	1.56%	1.78%	$7,513	489%
January 1, 2006 through July 31, 2006	$9.02	0.09	0.84	0.93	—	—	—	$9.95	10.30	%(d)	1.61%	1.49%	1.58%	$24,395	339	%(d)
Year Ended December 31, 2005	$9.77	0.11	(0.81)	(0.70)	(0.05)	—	(0.05)	$9.02	(7.06)%		1.68%	1.68%	1.27%	$14,175	576%
Year Ended December 31, 2004	$11.61	— (e)	(1.84)	(1.84)	—	—	—	$9.77	(15.85)%		1.90%	1.90%	0.02%	$14,459	607%
Year Ended December 31, 2003	$10.77	(0.05)	0.89	0.84	—	—	—	$11.61	7.80%		2.20%	1.95%	(0.50)%	$8,229	4,437%
Service Class
Year Ended July 31, 2008	$9.49	0.07	(1.59)	(1.52)	(0.15)	—	(0.15)	$7.82	(16.35)%		3.02%	2.55%	0.71%	$405	643%
Year Ended July 31, 2007	$9.48	0.09	— (e)	0.09	(0.08)	—	(0.08)	$9.49	0.86%		2.59%	2.56%	0.78%	$603	489%
January 1, 2006 through July 31, 2006	$8.64	0.03	0.81	0.84	—	—	—	$9.48	9.72	%(d)	2.61%	2.49%	0.58%	$4,720	339	%(d)
Year Ended December 31, 2005	$9.39	0.03	(0.78)	(0.75)	—	—	—	$8.64	(8.09)%		2.68%	2.68%	0.27%	$1,817	576%
Year Ended December 31, 2004	$11.28	(0.11)	(1.78)	(1.89)	—	—	—	$9.39	(16.67)%		2.90%	2.90%	(0.98)%	$675	607%
Year Ended December 31, 2003	$10.54	(0.16)	0.90	0.74	—	—	—	$11.28	7.02%		3.20%	2.95%	(1.50)%	$892	4,437%

Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$43.35	1.04	3.55 (f)	4.59	(0.43)	(3.55)	(3.98)	$43.96	10.64%		1.46%	1.46%	2.10%	$100,099	—
Year Ended July 31, 2007	$45.10	1.62	(1.08)	0.54	(2.29)	—	(2.29)	$43.35	1.47%		1.36%	1.36%	4.04%	$90,037	—
January 1, 2006 through July 31, 2006	$41.47	0.96	2.67	3.63	—	—	—	$45.10	8.75	%(d)	1.36%	1.36%	3.59%	$132,144	—
Year Ended December 31, 2005	$29.99	0.57	10.91	11.48	—	—	—	$41.47	38.28%		1.44%	1.44%	1.90%	$112,978	—
Year Ended December 31, 2004	$36.13	(0.02)	(6.12)	(6.14)	—	—	—	$29.99	(16.99)%		1.46%	1.46%	(0.08)%	$46,862	—
Year Ended December 31, 2003	$22.77	(0.18)	13.54	13.36	—	—	—	$36.13	58.67%		1.69%	1.68%	(0.67)%	$54,157	—
Service Class
Year Ended July 31, 2008	$41.75	0.58	3.39 (f)	3.97	—	(3.55)	(3.55)	$42.17	9.57%		2.46%	2.46%	1.10%	$46,678	—
Year Ended July 31, 2007	$43.36	1.23	(1.10)	0.13	(1.74)	—	(1.74)	$41.75	0.48%		2.36%	2.36%	3.04%	$88,210	—
January 1, 2006 through July 31, 2006	$40.10	0.70	2.56	3.26	—	—	—	$43.36	8.13	%(d)	2.36%	2.36%	2.59%	$71,638	—
Year Ended December 31, 2005	$29.28	0.26	10.56	10.82	—	—	—	$40.10	36.95%		2.44%	2.44%	0.90%	$27,410	—
Year Ended December 31, 2004	$35.63	(0.31)	(6.04)	(6.35)	—	—	—	$29.28	(17.82)%		2.46%	2.46%	(1.08)%	$4,972	—
Year Ended December 31, 2003	$22.67	(0.43)	13.39	12.96	—	—	—	$35.63	57.17%		2.69%	2.68%	(1.67)%	$5,584	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$42.72	(0.18)		(7.92)	(8.10)	(1.17)	—	(1.17)	$33.45	(19.58)%		1.78%	1.78%	(0.44)%	$18,740	776%
Year Ended July 31, 2007	$46.71	1.08		(4.07)	(2.99)	(1.00)	—	(1.00)	$42.72	(6.82)%		1.55%	1.55%	1.95%	$27,340	382%
January 1, 2006 through July 31, 2006	$38.28	1.17		7.26	8.43	—	—	—	$46.71	21.99	%(d)	1.70%	1.58%	4.54%	$80,827	678	%(d)
Year Ended December 31, 2005	$36.39	0.23		2.61	2.84	(0.95)	—	(0.95)	$38.28	7.82%		1.73%	1.73%	0.62%	$8,797	1,411%
Year Ended December 31, 2004	$25.79	0.66		10.38	11.04	(0.28)	(0.16)	(0.44)	$36.39	42.95%		1.55%	1.55%	2.23%	$47,120	1,303%
Year Ended December 31, 2003	$18.42	0.62		8.15	8.77	(1.40)	—	(1.40)	$25.79	49.87%		1.84%	1.84%	2.82%	$15,800	2,478%
Service Class
Year Ended July 31, 2008	$43.33	(0.57)		(8.05)	(8.62)	(0.96)	—	(0.96)	$33.75	(20.41)%		2.78%	2.78%	(1.44)%	$1,834	776%
Year Ended July 31, 2007	$47.41	0.52		(4.11)	(3.59)	(0.49)	—	(0.49)	$43.33	(7.81)%		2.55%	2.55%	0.95%	$1,452	382%
January 1, 2006 through July 31, 2006	$39.06	0.91		7.44	8.35	—	—	—	$47.41	21.38	%(d)	2.70%	2.58%	3.54%	$7,652	678	%(d)
Year Ended December 31, 2005	$37.28	(0.15)		2.69	2.54	(0.76)	—	(0.76)	$39.06	6.76%		2.73%	2.73%	(0.38)%	$2,029	1,411%
Year Ended December 31, 2004	$26.64	0.36		10.68	11.04	(0.24)	(0.16)	(0.40)	$37.28	41.60%		2.55%	2.55%	1.23%	$6,532	1,303%
Year Ended December 31, 2003	$19.09	0.40		8.35	8.75	(1.20)	—	(1.20)	$26.64	47.80%		2.84%	2.84%	1.82%	$8,557	2,478%

Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$20.38	0.06		(6.98)	(6.92)	(0.11)	—	(0.11)	$13.35	(34.11)%		1.77%	1.55%	0.33%	$9,022	597%
Year Ended July 31, 2007	$15.63	0.07		4.71	4.78	(0.03)	—	(0.03)	$20.38	30.63%		1.64%	1.57%	0.35%	$24,220	654%
January 1, 2006 through July 31, 2006	$20.80	0.03		(5.20)	(5.17)	—	—	—	$15.63	(24.86	)%(d)	1.58%	1.58%	0.23%	$12,967	504	%(d)
Year Ended December 31, 2005	$18.71	(0.06)		2.15	2.09	—	—	—	$20.80	11.17%		1.58%	1.58%	(0.30)%	$30,313	681%
Year Ended December 31, 2004	$28.70	(0.23)		(9.76)	(9.99)	—	—	—	$18.71	(34.81)%		1.65%	1.65%	(1.06)%	$32,555	468%
Year Ended December 31, 2003	$11.64	(0.31)		17.37	17.06	—	—	—	$28.70	146.56%		1.76%	1.76%	(1.38)%	$43,859	1,116%
Service Class
Year Ended July 31, 2008	$18.99	(0.11	)(e)	(6.49)	(6.60)	—	—	—	$12.39	(34.76)%		2.77%	2.55%	(0.67)%	$404	597%
Year Ended July 31, 2007	$14.68	(0.11	)(e)	4.42	4.31	—	—	—	$18.99	29.36%		2.64%	2.57%	(0.65)%	$639	654%
January 1, 2006 through July 31, 2006	$19.66	(0.08)		(4.90)	(4.98)	—	—	—	$14.68	(25.37	)%(d)	2.58%	2.58%	(0.77)%	$1,526	504	%(d)
Year Ended December 31, 2005	$17.86	(0.25)		2.05	1.80	—	—	—	$19.66	10.13%		2.58%	2.58%	(1.30)%	$2,191	681%
Year Ended December 31, 2004	$27.65	(0.43)		(9.36)	(9.79)	—	—	—	$17.86	(35.41)%		2.65%	2.65%	(2.06)%	$3,705	468%
Year Ended December 31, 2003	$11.33	(0.52)		16.84	16.32	—	—	—	$27.65	144.04%		2.76%	2.76%	(2.38)%	$4,975	1,116%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$31.76	—	(d)	(5.42)	(5.42)	(0.07)	—	(0.07)	$26.27	(17.13)%		1.82%	1.55%	— (e)	$7,538	383%
Year Ended July 31, 2007	$22.79	0.05		8.92	8.97	—	—	—	$31.76	39.36%		1.70%	1.56%	0.17%	$19,337	493%
January 1, 2006 through July 31, 2006	$26.58	—	(d)	(3.79)	(3.79)	—	—	—	$22.79	(14.26	)%(f)	1.66%	1.58%	— (e)	$6,105	170	%(f)
Year Ended December 31, 2005	$26.62	(0.12)		0.15	0.03	(0.07)	—	(0.07)	$26.58	0.12%		1.76%	1.68%	(0.45)%	$17,955	634%
Year Ended December 31, 2004	$27.36	0.18		(0.81)	(0.63)	(0.11)	—	(0.11)	$26.62	(2.31)%		1.95%	1.95%	0.73%	$10,781	743%
Year Ended December 31, 2003	$15.97	(0.29)		11.68	11.39	—	—	—	$27.36	71.32%		2.19%	1.95%	(1.35)%	$6,649	1,689%
Service Class
Year Ended July 31, 2008	$30.15	(0.29)		(5.13)	(5.42)	—	—	—	$24.73	(17.98)%		2.82%	2.55%	(1.00)%	$570	383%
Year Ended July 31, 2007	$21.85	(0.23	)(g)	8.53	8.30	—	—	—	$30.15	37.99%		2.70%	2.56%	(0.83)%	$1,177	493%
January 1, 2006 through July 31, 2006	$25.64	(0.15)		(3.64)	(3.79)	—	—	—	$21.85	(14.78	)%(f)	2.66%	2.58%	(1.00)%	$523	170	%(f)
Year Ended December 31, 2005	$25.88	(0.36)		0.12	(0.24)	—	—	—	$25.64	(0.93)%		2.76%	2.68%	(1.45)%	$514	634%
Year Ended December 31, 2004	$26.85	(0.06)		(0.80)	(0.86)	(0.11)	—	(0.11)	$25.88	(3.21)%		2.91%	2.91%	(0.23)%	$3,449	743%
Year Ended December 31, 2003	$15.80	(0.51)		11.56	11.05	—	—	—	$26.85	69.94%		3.19%	2.95%	(2.35)%	$727	1,689%

Telecommunications UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$31.42	0.37		(10.01)	(9.64)	(0.98)	(6.04)	(7.02)	$14.76	(38.06)%		1.84%	1.78%	1.40%	$4,091	237%
Year Ended July 31, 2007	$22.50	0.64		8.49	9.13	(0.21)	—	(0.21)	$31.42	40.71%		1.50%	1.50%	2.28%	$53,726	402%
January 1, 2006 through July 31, 2006	$17.97	0.38		4.15	4.53	—	—	—	$22.50	25.14	%(f)	1.63%	1.58%	3.08%	$8,695	593	%(f)
Year Ended December 31, 2005	$20.84	0.38		(2.66)	(2.28)	(0.59)	—	(0.59)	$17.97	(10.93)%		2.68%	1.68%	1.99%	$2,131	1,212%
Year Ended December 31, 2004	$17.04	0.22		3.71	3.93	(0.13)	—	(0.13)	$20.84	23.06%		1.92%	1.92%	1.15%	$7,727	1,252%
Year Ended December 31, 2003	$17.13	0.45		(0.39)	0.06	(0.15)	—	(0.15)	$17.04	0.39%		3.22%	1.95%	2.78%	$4,752	3,034%
Service Class
Year Ended July 31, 2008	$29.72	0.14		(9.57)	(9.43)	(0.15)	(6.04)	(6.19)	$14.10	(38.62)%		2.84%	2.78%	0.40%	$286	237%
Year Ended July 31, 2007	$21.43	0.39		8.01	8.40	(0.11)	—	(0.11)	$29.72	39.26%		2.50%	2.50%	1.28%	$1,716	402%
January 1, 2006 through July 31, 2006	$17.21	0.26		3.96	4.22	—	—	—	$21.43	24.52	%(f)	2.63%	2.58%	2.08%	$1,945	593	%(f)
Year Ended December 31, 2005	$20.07	0.20		(2.59)	(2.39)	(0.47)	—	(0.47)	$17.21	(11.94)%		3.68%	2.68%	0.99%	$287	1,212%
Year Ended December 31, 2004	$16.58	0.04		3.58	3.62	(0.13)	—	(0.13)	$20.07	21.83%		2.92%	2.92%	0.15%	$2,009	1,252%
Year Ended December 31, 2003	$16.75	0.30		(0.36)	(0.06)	(0.11)	—	(0.11)	$16.58	(0.33)%		4.22%	2.95%	1.78%	$1,469	3,034%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Amount is less than 0.005%.
(f)	Not annualized for periods less than one year.
(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2008	$24.96	0.37	(0.85)	(0.48)	(0.07)	—	(0.07)	$24.41	(1.97)%		1.62%	1.62%	1.37%	$29,165	595%
Year Ended July 31, 2007	$22.21	0.55	3.20	3.75	(0.30)	(0.70)	(1.00)	$24.96	17.04%		1.49%	1.49%	2.19%	$40,717	293%
January 1, 2006 through July 31, 2006	$19.86	0.21	2.14	2.35	—	—	—	$22.21	11.83	%(d)	1.61%	1.61%	1.74%	$81,230	261	%(d)
Year Ended December 31, 2005	$16.85	0.35	2.66	3.01	—	—	—	$19.86	17.86%		1.48%	1.48%	1.81%	$31,795	615%
Year Ended December 31, 2004	$12.87	0.19	3.91	4.10	(0.12)	—	(0.12)	$16.85	31.85%		1.89%	1.89%	1.30%	$14,316	1,001%
Year Ended December 31, 2003	$9.97	0.12	2.84	2.96	(0.06)	—	(0.06)	$12.87	29.69%		2.17%	1.95%	1.09%	$12,526	2,402%
Service Class
Year Ended July 31, 2008	$23.78	0.12	(0.82)	(0.70)	—	—	—	$23.08	(2.94)%		2.62%	2.62%	0.37%	$3,054	595%
Year Ended July 31, 2007	$21.18	0.31	3.03	3.34	(0.04)	(0.70)	(0.74)	$23.78	15.85%		2.49%	2.49%	1.19%	$4,622	293%
January 1, 2006 through July 31, 2006	$19.05	0.09	2.04	2.13	—	—	—	$21.18	11.12	%(d)	2.61%	2.61%	0.74%	$12,292	261	%(d)
Year Ended December 31, 2005	$16.34	0.16	2.55	2.71	—	—	—	$19.05	16.65%		2.48%	2.48%	0.81%	$8,894	615%
Year Ended December 31, 2004	$12.62	0.05	3.79	3.84	(0.12)	—	(0.12)	$16.34	30.42%		2.89%	2.89%	0.30%	$5,754	1,001%
Year Ended December 31, 2003	$9.83	0.01	2.78	2.79	—	—	—	$12.62	28.38%		3.17%	2.95%	0.09%	$2,353	2,402%

Short Oil & Gas ProFund
Investor Class
Year Ended July 31, 2008	$19.30	0.32	(2.25)	(1.93)	(0.33)	—	(0.33)	$17.04	(9.94)%		1.62%	1.57%	1.85%	$28,676	—
Year Ended July 31, 2007	$24.38	0.83	(4.39)	(3.56)	(1.52)	—	(1.52)	$19.30	(15.42)%		1.81%	1.74%	3.59%	$14,947	—
January 1, 2006 through July 31, 2006	$28.70	0.55	(4.87)	(4.32)	—	—	—	$24.38	(15.05	)%(d)	1.38%	1.38%	3.57%	$26,214	—
September 12, 2005 through December 31, 2005(e)	$30.00	0.19	0.63	0.82	(0.35)	(1.77)	(2.12)	$28.70	2.71	%(d)	1.92%	1.92%	2.00%	$6,458	—
Service Class
Year Ended July 31, 2008	$19.32	0.15	(2.24)	(2.09)	(0.04)	—	(0.04)	$17.19	(10.79)%		2.62%	2.57%	0.85%	$2,602	—
Year Ended July 31, 2007	$24.25	0.60	(4.38)	(3.78)	(1.15)	—	(1.15)	$19.32	(16.25)%		2.81%	2.74%	2.59%	$606	—
January 1, 2006 through July 31, 2006	$28.71	0.39	(4.85)	(4.46)	—	—	—	$24.25	(15.53	)%(d)	2.38%	2.38%	2.57%	$5,632	—
September 12, 2005 through December 31, 2005(e)	$30.00	0.10	0.62	0.72	(0.24)	(1.77)	(2.01)	$28.71	2.39	%(d)	2.92%	2.92%	1.00%	$1,380	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2008	$25.93	0.39	(6.05)	(5.66)	(1.72)	(1.72)	$18.55	(22.30)%		1.55%	1.55%	2.00%	$31,869	—
Year Ended July 31, 2007	$28.10	1.13	(2.93)	(1.80)	(0.37)	(0.37)	$25.93	(6.47)%		1.41%	1.41%	3.95%	$9,546	—
January 9, 2006 through July 31, 2006(d)	$30.00	0.52	(2.42)	(1.90)	—	—	$28.10	(6.33	)%(e)	1.81%	1.81%	3.23%	$25,326	—
Service Class
Year Ended July 31, 2008	$25.85	0.18	(6.16)	(5.98)	—	—	$19.87	(23.13)%		2.55%	2.55%	1.00%	$582	—
Year Ended July 31, 2007	$27.93	0.84	(2.92)	(2.08)	—	—	$25.85	(7.45)%		2.41%	2.41%	2.95%	$630	—
January 9, 2006 through July 31, 2006(d)	$30.00	0.36	(2.43)	(2.07)	—	—	$27.93	(6.90	)%(e)	2.81%	2.81%	2.23%	$4,607	—

Short Real Estate ProFund
Investor Class
Year Ended July 31, 2008	$26.92	0.55	(0.57)	(0.02)	(0.92)	(0.92)	$25.98	(0.17)%		1.53%	1.53%	2.08%	$78,191	—
Year Ended July 31, 2007	$26.37	0.89	0.56	1.45	(0.90)	(0.90)	$26.92	6.16%		1.49%	1.49%	3.78%	$126,197	—
January 1, 2006 through July 31, 2006	$30.02	0.56	(4.21)	(3.65)	—	—	$26.37	(12.16	)%(e)	1.39%	1.39%	3.48%	$98,834	—
September 12, 2005 through December 31, 2005(d)	$30.00	0.23	(0.06)	0.17	(0.15)	(0.15)	$30.02	0.55	%(e)	1.63%	1.63%	2.37%	$56,929	—
Service Class
Year Ended July 31, 2008	$26.80	0.28	(0.56)	(0.28)	(0.68)	(0.68)	$25.84	(1.14)%		2.53%	2.53%	1.08%	$6,447	—
Year Ended July 31, 2007	$26.23	0.66	0.56	1.22	(0.65)	(0.65)	$26.80	5.12%		2.49%	2.49%	2.78%	$18,037	—
January 1, 2006 through July 31, 2006	$30.03	0.40	(4.20)	(3.80)	—	—	$26.23	(12.65	)%(e)	2.39%	2.39%	2.48%	$7,493	—
September 12, 2005 through December 31, 2005(d)	$30.00	0.13	(0.05)	0.08	(0.05)	(0.05)	$30.03	0.26	%(e)	2.63%	2.63%	1.37%	$5,102	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Commencement of operations
(e)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2008	$30.22	0.87	2.06		2.93	(0.83)	(0.54)	—	(1.37)	$31.78	9.74%		1.25%	1.25%	2.76%	$16,362	1,104%
Year Ended July 31, 2007	$29.45	1.14	0.76		1.90	(1.13)	—	—	(1.13)	$30.22	6.47%		1.22%	1.22%	3.72%	$60,988	1,124%
January 1, 2006 through July 31, 2006	$33.56	0.65	(4.12)		(3.47)	(0.64)	—	—	(0.64)	$29.45	(10.35	)%(d)	1.21%	1.19%	3.69%	$60,862	924	%(d)
Year Ended December 31, 2005	$31.63	0.93	1.94		2.87	(0.94)	—	—	(0.94)	$33.56	9.12%		1.23%	1.23%	2.79%	$60,810	3,724%
Year Ended December 31, 2004	$31.33	0.86	1.82		2.68	(0.92)	(1.46)	—	(2.38)	$31.63	8.78%		1.20%	1.20%	2.72%	$24,088	4,947%
Year Ended December 31, 2003	$33.73	0.21	(1.24)		(1.03)	(0.18)	—	(1.19)	(1.37)	$31.33	(3.13)%		1.57%	1.57%	0.63%	$6,610	3,932%
Service Class
Year Ended July 31, 2008	$30.09	0.55	2.04		2.59	(0.51)	(0.54)	—	(1.05)	$31.63	8.63%		2.25%	2.25%	1.76%	$5,439	1,104%
Year Ended July 31, 2007	$29.34	0.83	0.74		1.57	(0.82)	—	—	(0.82)	$30.09	5.36%		2.22%	2.22%	2.72%	$15,522	1,124%
January 1, 2006 through July 31, 2006	$33.42	0.47	(4.09)		(3.62)	(0.46)	—	—	(0.46)	$29.34	(10.85	)%(d)	2.21%	2.19%	2.69%	$8,963	924	%(d)
Year Ended December 31, 2005	$31.52	0.60	1.93		2.53	(0.63)	—	—	(0.63)	$33.42	8.06%		2.23%	2.23%	1.79%	$18,580	3,724%
Year Ended December 31, 2004	$31.33	0.54	1.81		2.35	(0.70)	(1.46)	—	(2.16)	$31.52	7.67%		2.20%	2.20%	1.72%	$5,239	4,947%
Year Ended December 31, 2003	$33.76	(0.12)	(1.26)		(1.38)	(0.14)	—	(0.91)	(1.05)	$31.33	(4.17)%		2.57%	2.57%	(0.37)%	$1,430	3,932%
Class A
Year Ended July 31, 2008	$30.22	0.79	2.07		2.86	(0.74)	(0.54)	—	(1.28)	$31.80	9.51%		1.50%	1.50%	2.51%	$91	1,104%
March 22, 2007 through July 31, 2007(e)	$30.95	0.38	(0.73	)(f)	(0.35)	(0.38)	—	—	(0.38)	$30.22	(1.13	)%(d)	1.52%	1.52%	3.53%	$45	1,124	%(d)

Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2008	$31.64	0.30	(2.52)		(2.22)	(1.93)	—	—	(1.93)	$27.49	(7.24)%		1.72%	1.72%	1.07%	$35,028	—
Year Ended July 31, 2007	$31.58	1.14	(0.85)		0.29	(0.23)	—	—	(0.23)	$31.64	0.93%		1.58%	1.58%	3.66%	$13,194	—
January 1, 2006 through July 31, 2006	$29.73	0.57	1.28		1.85	—	—	—	—	$31.58	6.22	%(d)	1.46%	1.46%	3.18%	$11,975	—
January 10, 2005 through December 31, 2005(e)	$30.00	0.43	(0.38)		0.05	(0.32)	—	—	(0.32)	$29.73	0.16	%(d)	1.74%	1.74%	1.49%	$12,314	—
Service Class
Year Ended July 31, 2008	$31.30	0.01	(2.55)		(2.54)	(0.14)	—	—	(0.14)	$28.62	(8.16)%		2.72%	2.72%	0.07%	$6,006	—
Year Ended July 31, 2007	$31.45	0.83	(0.86)		(0.03)	(0.12)	—	—	(0.12)	$31.30	(0.06)%		2.58%	2.58%	2.66%	$250	—
January 1, 2006 through July 31, 2006	$29.77	0.39	1.29		1.68	—	—	—	—	$31.45	5.64	%(d)	2.46%	2.46%	2.18%	$839	—
January 10, 2005 through December 31, 2005(e)	$30.00	0.14	(0.37)		(0.23)	—	—	—	—	$29.77	(0.77	)%(d)	2.74%	2.74%	0.49%	$1,205	—
Class A
Year Ended July 31, 2008	$31.64	0.23	(2.62)		(2.39)	(0.23)	—	—	(0.23)	$29.02	(7.58)%		1.97%	1.97%	0.82%	$1	—
March 22, 2007 through July 31, 2007(e)	$31.00	0.35	0.29	(f)	0.64	—	—	—	—	$31.64	2.06	%(d)	2.10%	2.10%	3.10%	$1	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2008	$20.42	0.35	(2.17)		(1.82)	(0.73)	—	(0.73)	$17.87	(9.04)%		1.51%	1.51%	1.87%	$176,917	—
Year Ended July 31, 2007	$21.92	0.78	(0.92)		(0.14)	(1.36)	—	(1.36)	$20.42	(0.40)%		1.46%	1.46%	3.79%	$147,556	—
January 1, 2006 through July 31, 2006	$19.12	0.40	2.40		2.80	—	—	—	$21.92	14.64	%(d)	1.43%	1.43%	3.26%	$353,592	—
Year Ended December 31, 2005	$21.09	0.32	(1.91)		(1.59)	(0.38)	—	(0.38)	$19.12	(7.53)%		1.43%	1.43%	1.64%	$369,835	—
Year Ended December 31, 2004	$23.65	(0.02)	(2.54)		(2.56)	—	—	—	$21.09	(10.82)%		1.42%	1.42%	(0.09)%	$623,000	—
Year Ended December 31, 2003	$24.56	(0.15)	(0.76)		(0.91)	—	—	—	$23.65	(3.71)%		1.57%	1.57%	(0.61)%	$240,555	—
Service Class
Year Ended July 31, 2008	$19.90	0.17	(2.13)		(1.96)	(0.38)	—	(0.38)	$17.56	(9.93)%		2.51%	2.51%	0.87%	$9,456	—
Year Ended July 31, 2007	$21.37	0.58	(0.92)		(0.34)	(1.13)	—	(1.13)	$19.90	(1.43)%		2.46%	2.46%	2.79%	$12,920	—
January 1, 2006 through July 31, 2006	$18.75	0.28	2.34		2.62	—	—	—	$21.37	13.97	%(d)	2.43%	2.43%	2.26%	$38,900	—
Year Ended December 31, 2005	$20.63	0.13	(1.87)		(1.74)	(0.14)	—	(0.14)	$18.75	(8.44)%		2.43%	2.43%	0.64%	$34,335	—
Year Ended December 31, 2004	$23.37	(0.24)	(2.50)		(2.74)	—	—	—	$20.63	(11.72)%		2.42%	2.42%	(1.09)%	$59,352	—
Year Ended December 31, 2003	$24.50	(0.39)	(0.74)		(1.13)	—	—	—	$23.37	(4.61)%		2.57%	2.57%	(1.61)%	$20,423	—
Class A
Year Ended July 31, 2008	$20.40	0.30	(2.20)		(1.90)	(0.19)	—	(0.19)	$18.31	(9.37)%		1.76%	1.76%	1.62%	$1	—
March 22, 2007 through July 31, 2007(e)	$19.79	0.25	0.36	(f)	0.61	—	—	—	$20.40	3.08	%(d)	1.78%	1.78%	3.42%	$1	—

Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2008	$30.25	0.50	(2.96)		(2.46)	(0.85)	—	(0.85)	$26.94	(8.28)%		1.71%	1.51%	1.78%	$20,034	—
Year Ended July 31, 2007	$31.47	1.17	(1.24	)(f)	(0.07)	(1.15)	—	(1.15)	$30.25	(0.26)%		1.76%	1.48%	3.74%	$10,757	—
January 1, 2006 through July 31, 2006	$32.74	0.57	(1.84)		(1.27)	—	—	—	$31.47	(3.85	)%(d)	1.68%	1.68%	3.07%	$25,034	—
February 17, 2005 through December 31, 2005(e)	$30.00	0.57	2.62		3.19	(0.25)	(0.20)	(0.45)	$32.74	10.60	%(d)	1.44%	1.37%	2.05%	$59,147	—
Service Class
Year Ended July 31, 2008	$30.05	0.22	(2.96)		(2.74)	(0.55)	—	(0.55)	$26.76	(9.21)%		2.71%	2.51%	0.78%	$7,690	—
Year Ended July 31, 2007	$31.28	0.86	(1.22	)(f)	(0.36)	(0.87)	—	(0.87)	$30.05	(1.18)%		2.76%	2.48%	2.74%	$2,146	—
January 1, 2006 through July 31, 2006	$32.71	0.38	(1.81)		(1.43)	—	—	—	$31.28	(4.37	)%(d)	2.68%	2.68%	2.07%	$2,572	—
February 17, 2005 through December 31, 2005(e)	$30.00	0.30	2.61		2.91	—	(0.20)	(0.20)	$32.71	9.69	%(d)	2.44%	2.37%	1.05%	$443	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2008	$30.31	0.69	2.85	3.54	(0.43)	(2.06)	(2.49)	$31.36	12.23%		1.49%	1.49%	2.20%	$33,443	—
Year Ended July 31, 2007	$29.18	1.12	1.00	2.12	(0.99)	—	(0.99)	$30.31	7.41%		1.43%	1.43%	3.80%	$100,038	—
January 1, 2006 through July 31, 2006	$27.21	0.55	1.42	1.97	—	—	—	$29.18	7.24	%(d)	1.50%	1.50%	3.29%	$84,232	—
February 17, 2005 through December 31, 2005(e)	$30.00	0.39	(2.83)	(2.44)	(0.35)	—	(0.35)	$27.21	(8.14	)%(d)	2.13%	1.88%	1.59%	$16,645	—
Service Class
Year Ended July 31, 2008	$30.09	0.38	2.83	3.21	(0.09)	(2.06)	(2.15)	$31.15	11.07%		2.49%	2.49%	1.20%	$1,782	—
Year Ended July 31, 2007	$28.94	0.83	0.98	1.81	(0.66)	—	(0.66)	$30.09	6.35%		2.43%	2.43%	2.80%	$4,156	—
January 1, 2006 through July 31, 2006	$27.15	0.38	1.41	1.79	—	—	—	$28.94	6.59	%(d)	2.50%	2.50%	2.29%	$3,487	—
February 17, 2005 through December 31, 2005(e)	$30.00	0.16	(2.83)	(2.67)	(0.18)	—	(0.18)	$27.15	(8.90	)%(d)	3.13%	2.88%	0.59%	$3,607	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Notes to Financial Statements

July 31, 2008

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund (formerly known as OTC ProFund), Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund (formerly known as UltraOTC ProFund), UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraChina ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund (formerly known as Short OTC ProFund), UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund (formerly known as UltraShort OTC ProFund), UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort China ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund (except U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund) offers two classes of shares: the Investor Class and the Service Class. The U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund offers three classes of shares: the Investor Class, Service Class and Class A.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan, voting rights on matters affecting a single class of shares and sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Certain purchases of Class A shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds. However, based on experience, the ProFunds expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

Effective February 1, 2008, the ProFunds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the ProFunds’ net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean

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between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives (e.g., futures contracts, options and swap agreements) are generally valued using third party pricing services or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

The ProFunds will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by the Advisor. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of July 31, 2008, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral on the ProFund’s records as collateral for such when-issued securities.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A

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stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statements of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All options on stock indexes held as of July 31, 2008 are exchange traded.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of July 31, 2008 the Rising U.S. Dollar and Falling U.S. Dollar ProFunds did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

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Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The ProFunds may enter into swap agreements, primarily total return swaps, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

A total return swap is a bilateral agreement where one party (payer) agrees to pay the other (receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and, in the case that a ProFund has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated account by the ProFund’s custodian. When a ProFund is a total return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund is a payer of the total return, the ProFund pays the return of the index plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements”.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement which may exceed the net asset value of the ProFund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFunds may use various techniques to minimize credit risk including early termination or reset and payment, using different counterparties and limiting the net amount due from any individual counterparty.

The ProFund collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

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Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the 61 active ProFunds included in this report, the Advisor serves as the investment advisor for each of the additional 51 active ProFunds in the ProFunds Trust not included in this report and each of the Funds in the Access One and ProShares Trusts (other trusts in the Fund Complex advised by the Advisor or an affiliate).

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

The investment income and expenses of a ProFund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, are distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability.

The Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraChina ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort China ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund have a tax year end of October 31st. The remaining ProFunds have a calendar tax year end.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ tax returns to determine whether it is more-likely-than-not

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(i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and any interim tax period since then, as applicable). The adoption of FIN 48 did not impact the ProFunds’ net assets or results of operations.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the ProFunds’ derivative and hedging activities, including how such activities are accounted for and their effect on the ProFunds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the ProFunds’ financial statements and related disclosures.

3.	Investment Valuation Summary

The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of July 31, 2008 for each ProFund based upon the three levels defined above:

	LEVEL 1—Quoted Prices		LEVEL 2—Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments*	Investment Securities	Repurchase Agreements	Other Financial Instruments*	Investment Securities, including Repurchase Agreements	Other Financial Instruments*
Bull ProFund	$36,866,738	$(1,002,934)	$—	$18,206,000	$—	$55,072,738	$(1,002,934)
Mid-Cap ProFund	10,040,026	(50,802)	—	4,085,000	23,509	14,125,026	(27,293)
Small-Cap ProFund	96,704,502	312,655	—	39,580,000	997,549	136,284,502	1,310,204
NASDAQ-100 ProFund	40,080,184	7,350	—	459,000	—	40,539,184	7,350
Large-Cap Value ProFund	14,201,012	—	—	28,000	—	14,229,012	—
Large-Cap Growth ProFund	17,631,873	—	—	98,000	—	17,729,873	—
Mid-Cap Value ProFund	23,709,651	—	—	—	—	23,709,651	—
Mid-Cap Growth ProFund	38,031,313	—	—	—	—	38,031,313	—
Small-Cap Value ProFund	9,452,275	—	—	—	—	9,452,275	—
Small-Cap Growth ProFund	25,502,652	—	—	97,000	—	25,599,652	—
Europe 30 ProFund	8,165,124	—	—	—	—	8,165,124	—
UltraBull ProFund	79,880,668	(2,455,054)	—	11,555,000	1,966,511	91,435,668	(488,543)
UltraMid-Cap ProFund	45,493,035	(1,532,269)	—	10,801,000	961,357	56,294,035	(570,912)
UltraSmall-Cap ProFund	46,389,624	2,942,705	—	12,108,000	553,129	58,497,624	3,495,834
UltraDow 30 ProFund	20,411,155	129,210	1,183	5,166,000	39,882	25,578,338	169,092
UltraNASDAQ-100 ProFund	161,973,514	(1,659,002)	—	21,330,000	4,216,932	183,303,514	2,557,930
UltraInternational ProFund	—	(34,093)	—	19,192,000	121,312	19,192,000	87,219

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	LEVEL 1—Quoted Prices		LEVEL 2—Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments*	Investment Securities	Repurchase Agreements	Other Financial Instruments*	Investment Securities, including Repurchase Agreements	Other Financial Instruments*
UltraEmerging Markets ProFund	$104,089,397	$—	$—	$30,327,000	$(2,754,578)	$134,416,397	$(2,754,578)
UltraLatin America ProFund	25,016,021	—	—	7,324,000	(515,392)	32,340,021	(515,392)
UltraChina ProFund	9,481,141	—	—	3,971,000	(343,834)	13,452,141	(343,834)
UltraJapan ProFund	—	1,556,747	34,914	42,861,000	16,336	42,895,914	1,573,083
Bear ProFund	—	2,295,920	2,044	237,064,000	(4,938,560)	237,066,044	(2,642,640)
Short Small-Cap ProFund	—	(7,338)	685	13,039,000	(367,607)	13,039,685	(374,945)
Short NASDAQ-100 ProFund	—	8,132	200	11,233,000	(276,480)	11,233,200	(268,348)
UltraBear ProFund	—	9,175,835	3,853	136,769,000	(4,628,397)	136,772,853	4,547,438
UltraShort Mid-Cap ProFund	—	587,279	544	9,224,000	(322,304)	9,224,544	264,975
UltraShort Small-Cap ProFund	—	659,446	8,220	141,732,000	(4,641,281)	141,740,220	(3,981,835)
UltraShort Dow 30 ProFund	—	1,458,183	2,115	16,851,000	(217,326)	16,853,115	1,240,857
UltraShort NASDAQ-100 ProFund	—	704,977	1,915	93,268,000	(4,116,005)	93,269,915	(3,411,028)
UltraShort International ProFund	—	—	—	50,501,000	(422,893)	50,501,000	(422,893)
UltraShort Emerging Markets ProFund	—	—	—	75,160,000	(4,539,375)	75,160,000	(4,539,375)
UltraShort Latin America ProFund	—	—	—	3,528,000	(375,940)	3,528,000	(375,940)
UltraShort China ProFund	—	—	—	4,863,000	(283,021)	4,863,000	(283,021)
UltraShort Japan ProFund	—	1,178,175	3,409	15,839,000	(5,718)	15,842,409	1,172,457
Banks UltraSector ProFund	11,168,559	—	—	7,097,000	(172,945)	18,265,559	(172,945)
Basic Materials UltraSector ProFund	60,127,526	—	—	20,951,000	1,665,104	81,078,526	1,665,104
Biotechnology UltraSector ProFund	46,909,027	—	—	14,450,000	2,585,307	61,359,027	2,585,307
Consumer Goods UltraSector ProFund	642,208	—	—	596,000	(8,946)	1,238,208	(8,946)
Consumer Services UltraSector ProFund	1,047,650	—	—	351,000	(24,438)	1,398,650	(24,438)
Financials UltraSector ProFund	8,525,539	—	—	6,925,000	(436,775)	15,450,539	(436,775)
Health Care UltraSector ProFund	8,513,970	—	—	3,260,000	52,473	11,773,970	52,473
Industrials UltraSector ProFund	1,939,389	—	—	1,321,000	(57,353)	3,260,389	(57,353)
Internet UltraSector ProFund	4,851,215	—	—	3,210,000	51,861	8,061,215	51,861
Mobile Telecommunications UltraSector ProFund	3,342,952	—	—	2,385,000	(203,847)	5,727,952	(203,847)

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2008

	LEVEL 1—Quoted Prices		LEVEL 2—Other Significant Observable Inputs			Total
	Investment Securities	Other Financial Instruments*	Investment Securities	Repurchase Agreements	Other Financial Instruments*	Investment Securities, including Repurchase Agreements	Other Financial Instruments*
Oil & Gas UltraSector ProFund	$98,476,244	$—	$—	$37,684,000	$557,302	$136,160,244	$557,302
Oil Equipment, Services & Distribution UltraSector ProFund	33,119,729	—	—	12,095,000	(59,972)	45,214,729	(59,972)
Pharmaceuticals UltraSector ProFund	3,306,650	—	—	1,607,000	(48,426)	4,913,650	(48,426)
Precious Metals UltraSector ProFund	—	—	—	156,736,000	(7,697,318)	156,736,000	(7,697,318)
Real Estate UltraSector ProFund	10,617,872	—	—	10,849,000	(1,048,404)	21,466,872	(1,048,404)
Semiconductor UltraSector ProFund	6,338,941	—	—	3,136,000	(132,219)	9,474,941	(132,219)
Technology UltraSector ProFund	5,279,419	—	—	2,519,000	(59,323)	7,798,419	(59,323)
Telecommunications UltraSector ProFund	2,387,035	—	—	1,971,000	(160,927)	4,358,035	(160,927)
Utilities UltraSector ProFund	22,462,044	—	—	11,024,000	(47,716)	33,486,044	(47,716)
Short Oil & Gas ProFund	—	—	—	30,362,000	(435,218)	30,362,000	(435,218)
Short Precious Metals ProFund	—	—	—	31,010,000	1,088,473	31,010,000	1,088,473
Short Real Estate ProFund	—	—	—	86,962,000	(2,895,227)	86,962,000	(2,895,227)
U.S. Government Plus ProFund	20,240,344	29,359	—	1,874,000	198,891	22,114,344	228,250
Rising Rates Opportunity 10 ProFund	—	(32,346)	970	40,519,000	(294,101)	40,519,970	(326,447)
Rising Rates Opportunity ProFund	—	37,665	3,880	188,282,000	(3,893,600)	188,285,880	(3,855,935)
Rising U.S. Dollar ProFund	—	9,436	—	23,195,000	(22,513)	23,195,000	(13,077)
Falling U.S. Dollar ProFund	—	(10,243)	—	40,923,000	32,131	40,923,000	21,888

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4.	Fees and Transactions with Affiliates

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund. The NASDAQ-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

In addition, effective January 1, 2008, subject to the condition that the aggregate daily net assets of the ProFunds and Access One Trusts be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual fund: 0.00% of the ProFund’s daily net asset value up to $500 million, 0.025% of the ProFund’s daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2008

ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, Citi receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”) serves as the Trust’s distributor. The Distributor was an affiliate of Citi prior to February 29, 2008 at which point it became and affiliate of the Advisor. For providing the distribution entity and infrastructure related platform, the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full from available monies already accrued pursuant to the Distribution and Shareholder Services Plan described below, it is contemplated that the Advisor, or an affiliate of the Advisor, will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. During the year ended July 31, 2008, the Distributor was compensated from fees accrued pursuant to the Distribution and Shareholder Services Plan.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly fee as reflected on the Statements of Operations as “Service fees.”

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative services fees.”

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Deutsche Investment Management Americas Inc. (“DIMA”) is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, another portfolio in the Trust, invests its assets. DIMA has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of each ProFund’s average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of each ProFund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. Prior to January 1, 2008, the Trust, together with the Access One and ProShares Trusts, paid each Independent Trustee compensation for his services as Trustee at the annual rate of $65,000. Independent Trustees also received $3,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $1,000 for attending each telephonic meeting. Effective January 1, 2008, the Trust, together with the Access One and ProShares Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $108,000. Independent Trustees will also receive $5,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $2,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $106,500 ($213,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the year ended July 31, 2008. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2008

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses as follows:

	For the Period December 1, 2007 through November 30, 2008			For the Period December 1, 2006 through November 30, 2007
	Investor Class	Service Class	Class A	Investor Class	Service Class	Class A
Bull ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Mid-Cap ProFund	1.58%	2.58%	N/A	1.95%	2.95%	N/A
Small-Cap ProFund	1.49%	2.49%	N/A	1.95%	2.95%	N/A
NASDAQ-100 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Large-Cap Value ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Large-Cap Growth ProFund	1.95%	2.95%	N/A	1.48%	2.48%	N/A
Mid-Cap Value ProFund	1.95%	2.95%	N/A	1.48%	2.48%	N/A
Mid-Cap Growth ProFund	1.95%	2.95%	N/A	1.48%	2.48%	N/A
Small-Cap Value ProFund	1.49%	2.49%	N/A	1.48%	2.48%	N/A
Small-Cap Growth ProFund	1.49%	2.49%	N/A	1.48%	2.48%	N/A
Europe 30 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraBull ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraMid-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraSmall-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraDow 30 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraNASDAQ-100 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraInternational ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraEmerging Markets ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraLatin America ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraChina ProFund	1.95%	2.95%	N/A	N/A	N/A	N/A
UltraJapan ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Bear ProFund	1.95%	2.95%	N/A	1.48%	2.48%	N/A
Short Small-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Short NASDAQ-100 ProFund	1.95%	2.95%	N/A	1.48%	2.48%	N/A
UltraBear ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Mid-Cap ProFund	1.58%	2.58%	N/A	1.55%	2.55%	N/A
UltraShort Small-Cap ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Dow 30 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort NASDAQ-100 ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort International ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Emerging Markets ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort Latin America ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
UltraShort China ProFund	1.95%	2.95%	N/A	N/A	N/A	N/A
UltraShort Japan ProFund	1.58%	2.58%	N/A	1.95%	2.95%	N/A
Banks UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Basic Materials UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Biotechnology UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Consumer Goods UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Consumer Services UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Financials UltraSector ProFund	1.55%	2.55%	N/A	1.95%	2.95%	N/A
Health Care UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Industrials UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Internet UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Mobile Telecommunications UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Oil & Gas UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Oil Equipment, Services & Distribution UltraSector ProFund	1.55%	2.55%	N/A	1.95%	2.95%	N/A
Pharmaceuticals UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Precious Metals UltraSector ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
Real Estate UltraSector ProFund	1.95%	2.95%	N/A	1.55%	2.55%	N/A

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2008

	For the Period December 1, 2007 through November 30, 2008			For the Period December 1, 2006 through November 30, 2007
	Investor Class	Service Class	Class A	Investor Class	Service Class	Class A
Semiconductor UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Technology UltraSector ProFund	1.55%	2.55%	N/A	1.55%	2.55%	N/A
Telecommunications UltraSector ProFund	1.95%	2.95%	N/A	1.55%	2.55%	N/A
Utilities UltraSector ProFund	1.95%	2.95%	N/A	1.55%	2.55%	N/A
Short Oil & Gas ProFund	1.55%	2.55%	N/A	1.95%	2.95%	N/A
Short Precious Metals ProFund	1.95%	2.95%	N/A	1.55%	2.55%	N/A
Short Real Estate ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A
U.S. Government Plus ProFund	1.70%	2.70%	1.95%	1.70%	2.70%	1.95%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	2.20%	1.95%	2.95%	2.20%
Rising Rates Opportunity ProFund	1.95%	2.95%	2.20%	1.95%	2.95%	2.20%
Rising U.S. Dollar ProFund	1.49%	2.49%	N/A	1.55%	2.55%	N/A
Falling U.S. Dollar ProFund	1.95%	2.95%	N/A	1.95%	2.95%	N/A

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statements of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of July 31, 2008, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 12/31/08	Expires 12/31/09	Expires 11/30/10	Expires 11/30/11	Total
Mid-Cap ProFund	$—	$—	$—	$33,074	$33,074
Small-Cap ProFund	—	—	—	29,861	29,861
Small-Cap Value ProFund	—	—	48,462	61,889	110,351
Small-Cap Growth ProFund	—	—	25,544	49,950	75,494
Europe 30 ProFund	—	—	—	1,664	1,664
UltraChina ProFund	—	—	—	7,995	7,995
Bear ProFund	—	—	33,297	—	33,297
Short NASDAQ-100 ProFund	—	—	19,375	—	19,375
UltraShort Mid-Cap ProFund	5,959	2,226	20,113	13,342	41,640
UltraShort Latin America ProFund	—	—	—	17,339	17,339
UltraShort China ProFund	—	—	—	14,105	14,105
UltraShort Japan ProFund	—	11,527	931	14,929	27,387
Banks UltraSector ProFund	29,580	18,806	34,627	29,388	112,401
Biotechnology UltraSector ProFund	—	—	291	15,242	15,533
Consumer Goods UltraSector ProFund	38,102	20,511	42,657	40,964	142,234
Consumer Services UltraSector ProFund	47,195	23,838	51,387	33,042	155,462
Financials UltraSector ProFund	14,841	—	—	42,932	57,773
Health Care UltraSector ProFund	—	15,785	13,263	34,958	64,006
Industrials UltraSector ProFund	50,970	24,286	49,972	51,707	176,935
Mobile Telecommunications UltraSector ProFund	—	—	—	28,242	28,242
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	5,380	5,380
Pharmaceuticals UltraSector ProFund	—	11,859	8,879	28,026	48,764
Real Estate UltraSector ProFund	—	1,162	—	—	1,162
Semiconductor UltraSector ProFund	—	—	13,084	27,254	40,338
Technology UltraSector ProFund	10,526	7,297	29,294	37,943	85,060
Telecommunications UltraSector ProFund	10,899	3,663	—	7,925	22,487
Short Oil & Gas ProFund	—	—	—	26,651	26,651
Rising U.S. Dollar ProFund	—	—	46,534	35,248	81,782

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2008

5.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended July 31, 2008 were as follows:

	Purchases	Sales
Bull ProFund	$294,586,309	$279,684,037
Mid-Cap ProFund	98,722,949	96,725,296
Small-Cap ProFund	159,601,310	75,670,686
NASDAQ-100 ProFund	592,526,047	631,269,488
Large-Cap Value ProFund	130,153,329	129,548,700
Large-Cap Growth ProFund	164,780,337	251,025,943
Mid-Cap Value ProFund	191,464,779	175,101,868
Mid-Cap Growth ProFund	478,671,847	450,400,592
Small-Cap Value ProFund	199,472,900	193,375,604
Small-Cap Growth ProFund	118,911,116	103,473,998
Europe 30 ProFund	332,307,419	343,798,102
UltraBull ProFund	380,412,541	417,878,246
UltraMid-Cap ProFund	175,108,766	201,207,897
UltraSmall-Cap ProFund	84,713,880	130,163,237
UltraDow 30 ProFund	86,225,195	95,572,792
UltraNASDAQ-100 ProFund	621,483,345	645,721,744
UltraEmerging Markets ProFund	254,854,622	136,791,459
UltraLatin America ProFund	152,990,434	124,011,151
UltraChina ProFund	10,219,031	127,193
Banks UltraSector ProFund	85,073,821	73,236,184
Basic Materials UltraSector ProFund	155,094,509	133,469,138
Biotechnology UltraSector ProFund	108,754,639	85,897,594
Consumer Goods UltraSector ProFund	36,359,875	37,094,679
Consumer Services UltraSector ProFund	17,696,975	16,970,858
Financials UltraSector ProFund	69,242,294	61,977,913
Health Care UltraSector ProFund	76,582,553	76,245,545
Industrials UltraSector ProFund	28,385,803	42,283,107
Internet UltraSector ProFund	44,860,216	54,041,272
Mobile Telecommunications UltraSector ProFund	58,136,251	61,928,419
Oil & Gas UltraSector ProFund	127,930,521	181,558,640
Oil Equipment, Services & Distribution UltraSector ProFund	147,193,038	155,242,880
Pharmaceuticals UltraSector ProFund	26,699,240	29,237,223
Real Estate UltraSector ProFund	131,667,135	139,400,889
Semiconductor UltraSector ProFund	55,620,795	66,284,455
Technology UltraSector ProFund	40,570,975	48,735,084
Telecommunications UltraSector ProFund	27,524,534	59,258,554
Utilities UltraSector ProFund	233,083,404	239,778,065

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2008 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$296,010,850	$344,827,791

6.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund will be more susceptible to risks associated with that concentration than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark index. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2008

extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedules of Portfolio Investments include information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on that day. Each ProFund seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund’s daily investment objective.

Certain ProFunds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a difference in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only certain ProFunds employ leverage to the extent that the ProFunds’ exposure to the markets exceed the net assets of the ProFund, all of the ProFunds may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2008

7.	Federal Income Tax Information

As of the latest tax year end for each ProFund, as noted below, the following ProFunds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Expires 2014	Expires 2015	Total

December 31 tax year end ProFunds
Bull ProFund	$—	$—	$—	$14,135,047	$5,754,932	$—	$—	$—	$19,889,979
UltraBull ProFund	—	4,660,793	40,128,771	—	—	—	—	—	44,789,564
UltraNASDAQ-100 ProFund	46,352,706	816,164,498	463,333,932	10,022,717	—	26,502,881	46,825,810	105,038,793	1,514,241,337
UltraJapan ProFund	—	—	—	—	—	—	29,811,994	19,441,046	49,253,040
Bear ProFund	—	—	—	17,600,174	5,859,240	2,519,310	7,208,444	7,788,541	40,975,709
UltraBear ProFund	9,179,616	—	—	71,819,337	30,366,959	20,852,796	35,057,746	28,548,861	195,825,315
UltraShort NASDAQ-100 ProFund	58,870,280	—	—	121,462,348	54,766,192	21,312,254	40,417,926	54,052,522	350,881,522

October 31 tax year end ProFunds
Large-Cap Growth ProFund	—	—	—	—	—	—	—	725,763	725,763
UltraMid-Cap ProFund	—	—	—	4,938,888	2,891,942	—	—	—	7,830,830
Short Small-Cap ProFund	—	—	—	23,029,868	13,609,742	5,119,102	12,406,054	4,131,511	58,296,277
Short NASDAQ-100 ProFund	—	—	202,576	12,957,772	11,685,825	2,037,409	2,959,743	4,938,350	34,781,675
UltraShort Mid-Cap ProFund	—	—	—	—	2,198,641	2,995,645	3,423,002	5,943,702	14,560,990
UltraShort Small-Cap ProFund	—	—	—	—	27,408,893	27,792,042	80,499,872	49,600,274	185,301,081
UltraShort Dow 30 ProFund	—	—	—	—	324,693	1,295,907	5,477,879	5,318,549	12,417,028
UltraShort International ProFund	—	—	—	—	—	—	16,423,264	37,161,913	53,585,177
UltraShort Emerging Markets ProFund	—	—	—	—	—	—	17,046,827	87,217,641	104,264,468
UltraShort Latin America ProFund	—	—	—	—	—	—	—	28,985	28,985
UltraShort Japan ProFund	—	—	—	—	—	—	963,716	1,373,502	2,337,218
Banks UltraSector ProFund	—	—	—	—	140,374	—	—	507,397	647,771
Basic Materials UltraSector ProFund	—	—	—	—	—	2,434,151	456,160	—	2,890,311
Biotechnology UltraSector ProFund	—	2,901,084	5,470,800	663,988	1,378,292	—	2,533,950	—	12,948,114
Consumer Goods UltraSector ProFund	—	—	—	—	30,815	—	—	217,113	247,928
Consumer Services UltraSector ProFund	—	—	—	—	—	—	—	145,952	145,952
Financials UltraSector ProFund	—	2,440,969	404,797	868,632	1,141,098	246,857	—	—	5,102,353
Health Care UltraSector ProFund	—	—	4,516,833	577,068	938,752	—	—	—	6,032,653
Industrials UltraSector ProFund	—	—	—	—	3,358,655	—	—	597,830	3,956,485
Internet UltraSector ProFund	—	—	—	—	4,310,127	—	144,969	—	4,455,096

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2008

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Expires 2014	Expires 2015	Total
Mobile Telecommunications UltraSector ProFund	$—	$—	$—	$—	$—	$—	$273,931	$3,305,705	$3,579,636
Pharmaceuticals UltraSector ProFund	—	—	650,749	2,203,059	1,307,698	481,679	—	1,440,695	6,083,880
Real Estate UltraSector ProFund	—	—	—	—	3,933,165	—	—	7,146,925	11,080,090
Semiconductor UltraSector ProFund	—	1,714,066	3,163,744	—	12,540,443	3,424,745	8,625,195	33,063	29,501,256
Technology UltraSector ProFund	—	3,068,528	3,453,943	—	1,316,092	—	503,224	—	8,341,787
Short Oil & Gas ProFund	—	—	—	—	—	—	4,913,506	4,979,541	9,893,047
Short Precious Metals ProFund	—	—	—	—	—	—	—	15,805,685	15,805,685
Short Real Estate ProFund	—	—	—	—	—	—	20,881,444	—	20,881,444
Rising Rates Opportunity 10 ProFund	—	—	—	—	—	—	—	2,018,636	2,018,636
Rising Rates Opportunity ProFund	—	—	—	—	33,930,240	71,359,904	—	16,426,693	121,716,837
Rising U.S. Dollar ProFund	—	—	—	—	—	—	1,787,323	952,923	2,740,246

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. The following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal year ended December 31, 2008:

Post-October Capital Losses
December 31, 2007
Bull ProFund	$931,324
UltraBull ProFund	11,071,804
UltraNASDAQ-100 ProFund	30,176,776
UltraJapan ProFund	12,709,233

The tax character of dividends paid to shareholders during the applicable tax year ended in 2007, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2007
Bull ProFund	$323,275	$—	$323,275	$—	$323,275
Europe 30 ProFund	1,109,277	—	1,109,277	—	1,109,277
UltraBull ProFund	3,034,387	—	3,034,387	—	3,034,387
UltraJapan ProFund	4,737,489	—	4,737,489	7,876	4,745,365
Bear ProFund	1,494,718	—	1,494,718	10,799	1,505,517
UltraBear ProFund	4,279,860	—	4,279,860	2,310	4,282,170
UltraShort NASDAQ-100 ProFund	5,270,471	—	5,270,471	12,482	5,282,953

October 31, 2007
Mid-Cap ProFund	43,716	—	43,716	—	43,716
Small-Cap ProFund	234,433	106,955	341,388	—	341,388
NASDAQ-100 ProFund	—	786,513	786,513	—	786,513
Large-Cap Value ProFund	1,043,009	—	1,043,009	—	1,043,009
Large-Cap Growth ProFund	593,556	238,399	831,955	22,345	854,300
Mid-Cap Value ProFund	187,993	205,351	393,344	—	393,344
Mid-Cap Growth ProFund	9,441	—	9,441	—	9,441
UltraMid-Cap ProFund	786,457	—	786,457	—	786,457
UltraSmall-Cap ProFund	303,744	—	303,744	—	303,744

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2008

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
UltraDow 30 ProFund	$202,989	$160,137	$363,126	$—	$363,126
UltraInternational ProFund	888,811	—	888,811	—	888,811
UltraEmerging Markets ProFund	1,645,665	—	1,645,665	—	1,645,665
Short Small-Cap ProFund	1,375,557	—	1,375,557	—	1,375,557
Short NASDAQ-100 ProFund	1,485,678	—	1,485,678	—	1,485,678
UltraShort Mid-Cap ProFund	711,312	—	711,312	—	711,312
UltraShort Small-Cap ProFund	7,106,134	—	7,106,134	—	7,106,134
UltraShort Dow 30 ProFund	689,013	—	689,013	—	689,013
UltraShort International ProFund	1,944,564	—	1,944,564	—	1,944,564
UltraShort Emerging Markets ProFund	1,074,770	—	1,074,770	—	1,074,770
UltraShort Japan ProFund	214,231	—	214,231	—	214,231
Banks UltraSector ProFund	159,815	—	159,815	—	159,815
Basic Materials UltraSector ProFund	639,489	—	639,489	—	639,489
Consumer Goods UltraSector ProFund	64,018	—	64,018	—	64,018
Consumer Services UltraSector ProFund	230,654	2,325	232,979	—	232,979
Financials UltraSector ProFund	503,093	—	503,093	—	503,093
Health Care UltraSector ProFund	84,424	—	84,424	—	84,424
Industrials UltraSector ProFund	31,298	—	31,298	—	31,298
Internet UltraSector ProFund	341,247	—	341,247	—	341,247
Mobile Telecommunications UltraSector ProFund	4,522	—	4,522	—	4,522
Oil & Gas UltraSector ProFund	229,543	—	229,543	—	229,543
Oil Equipment, Services & Distribution UltraSector ProFund	34,404	—	34,404	—	34,404
Pharmaceuticals UltraSector ProFund	522,882	—	522,882	—	522,882
Precious Metals UltraSector ProFund	7,419,223	—	7,419,223	—	7,419,223
Real Estate UltraSector ProFund	1,718,179	—	1,718,179	—	1,718,179
Semiconductor UltraSector ProFund	28,794	—	28,794	—	28,794
Telecommunications UltraSector ProFund	411,944	—	411,944	—	411,944
Utilities UltraSector ProFund	2,616,071	559,075	3,175,146	—	3,175,146
Short Oil & Gas ProFund	698,493	—	698,493	—	698,493
Short Precious Metals ProFund	185,143	—	185,143	—	185,143
Short Real Estate ProFund	2,944,610	—	2,944,610	—	2,944,610
U.S. Government Plus ProFund	1,996,320	—	1,996,320	—	1,996,320
Rising Rates Opportunity 10 ProFund	364,628	—	364,628	—	364,628
Rising Rates Opportunity ProFund	15,468,016	—	15,468,016	—	15,468,016
Rising U.S. Dollar ProFund	803,611	—	803,611	—	803,611
Falling U.S. Dollar ProFund	2,326,019	—	2,326,019	—	2,326,019

The tax character of dividends paid to shareholders during the applicable tax year ended in 2006, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
December 31, 2006
Bull ProFund	$445,110	$—	$445,110	$—	$445,110
Europe 30 ProFund	758	—	758	—	758
UltraBull ProFund	139,985	—	139,985	—	139,985
UltraJapan ProFund	21,474,387	50,728,431	72,202,818	—	72,202,818
Bear ProFund	1,447,279	—	1,447,279	810	1,448,089
UltraBear ProFund	4,602,929	—	4,602,929	10,398	4,613,327
UltraShort NASDAQ-100 ProFund	6,714,816	—	6,714,816	—	6,714,816

October 31, 2006
Mid-Cap ProFund	202,981	771,219	974,200	—	974,200
NASDAQ-100 ProFund	189,487	—	189,487	—	189,487
Large-Cap Value ProFund	156,944	—	156,944	—	156,944

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2008

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Mid-Cap Value ProFund	$1,282,767	$237,651	$1,520,418	$—	$1,520,418
UltraMid-Cap ProFund	15,371	—	15,371	—	15,371
UltraSmall-Cap ProFund	880,880	—	880,880	—	880,880
UltraDow 30 ProFund	262,859	—	262,859	—	262,859
Short Small-Cap ProFund	507,677	—	507,677	—	507,677
Short NASDAQ-100 ProFund	366,726	—	366,726	—	366,726
UltraShort Mid-Cap ProFund	167,229	—	167,229	—	167,229
UltraShort Small-Cap ProFund	2,451,249	—	2,451,249	—	2,451,249
UltraShort Dow 30 ProFund	231,273	—	231,273	—	231,273
Banks UltraSector ProFund	57,314	—	57,314	—	57,314
Basic Materials UltraSector ProFund	50,078	—	50,078	—	50,078
Consumer Goods UltraSector ProFund	20,773	—	20,773	—	20,773
Financials UltraSector ProFund	121,380	—	121,380	—	121,380
Industrials UltraSector ProFund	1,021	—	1,021	—	1,021
Mobile Telecommunications UltraSector ProFund	339,541	107,197	446,738	—	446,738
Pharmaceuticals UltraSector ProFund	102,808	—	102,808	—	102,808
Real Estate UltraSector ProFund	657,872	—	657,872	—	657,872
Technology UltraSector ProFund	50,743	—	50,743	—	50,743
Telecommunications UltraSector ProFund	97,406	—	97,406	—	97,406
Short Oil & Gas ProFund	496,364	—	496,364	—	496,364
Short Real Estate ProFund	265,594	—	265,594	—	265,594
U.S. Government Plus ProFund	2,410,531	—	2,410,531	—	2,410,531
Rising Rates Opportunity 10 ProFund	128,366	—	128,366	—	128,366
Rising Rates Opportunity ProFund	8,049,416	—	8,049,416	—	8,049,416
Rising U.S. Dollar ProFund	795,791	31,112	826,903	—	826,903
Falling U.S. Dollar ProFund	231,006	—	231,006	—	231,006

As of the latest tax year end, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31, 2007
Bull ProFund	$4,727	$—	$—	$(20,821,303)	$4,933,273	$(15,883,303)
Europe 30 ProFund	1,225,196	834,893	—	—	(571,365)	1,488,724
UltraBull ProFund	13,066	—	—	(55,861,368)	1,807,705	(54,040,597)
UltraNASDAQ-100 ProFund	—	—	—	(1,544,418,113)	(37,751,516)	(1,582,169,629)
UltraJapan ProFund	—	—	—	(61,962,273)	(1,593,329)	(63,555,602)
Bear ProFund	—	—	—	(40,975,709)	173,274	(40,802,435)
UltraBear ProFund	—	—	—	(195,825,315)	837,237	(194,988,078)
UltraShort NASDAQ-100 ProFund	—	—	—	(350,881,522)	1,457,654	(349,423,868)

October 31, 2007
Mid-Cap ProFund	—	251,959	—	—	1,713,642	1,965,601
Small-Cap ProFund	54,921	95,110	—	—	702,994	853,025
NASDAQ-100 ProFund	502,429	—	—	—	30,297,965	30,800,394
Large-Cap Value ProFund	1,503,584	531,895	—	—	5,166,038	7,201,517
Large-Cap Growth ProFund	—	—	—	(725,763)	1,880,790	1,155,027
Mid-Cap Value ProFund	131,649	99,430	—	—	1,967,709	2,198,788
Mid-Cap Growth ProFund	1,201,891	436,734	—	—	2,205,822	3,844,447

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2008

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Small-Cap Value ProFund	$7,915	$90,721	$—	$—	$947,827	$1,046,463
Small-Cap Growth ProFund	428,567	212,919	—	—	3,023,732	3,665,218
UltraMid-Cap ProFund	434,540	—	—	(7,830,830)	13,150,678	5,754,388
UltraSmall-Cap ProFund	—	—	—	—	8,066,643	8,066,643
UltraDow 30 ProFund	155,687	70,278	—	—	7,580,389	7,806,354
UltraInternational ProFund	—	—	—	—	250,023	250,023
UltraEmerging Markets ProFund	89,642,977	—	—	—	3,127,637	92,770,614
UltraLatin America ProFund	366,751	—	—	—	265,632	632,383
Short Small-Cap ProFund	692,010	—	—	(58,296,277)	(166,751)	(57,771,018)
Short NASDAQ-100 ProFund	604,823	—	—	(34,781,675)	(198,620)	(34,375,472)
UltraShort Mid-Cap ProFund	423,720	—	—	(14,560,990)	(227,700)	(14,364,970)
UltraShort Small-Cap ProFund	5,391,670	—	—	(185,301,081)	(2,220,659)	(182,130,070)
UltraShort Dow 30 ProFund	584,544	—	—	(12,417,028)	(53,944)	(11,886,428)
UltraShort International ProFund	1,126,867	—	—	(53,585,177)	(124,287)	(52,582,597)
UltraShort Emerging Markets ProFund	2,171,343	—	—	(104,264,468)	(191,480)	(102,284,605)
UltraShort Latin America ProFund	235	—	—	(28,985)	(829)	(29,579)
UltraShort Japan ProFund	237,702	—	—	(2,337,218)	(12,194)	(2,111,710)
Banks UltraSector ProFund	91,969	—	—	(647,771)	27,773	(528,029)
Basic Materials UltraSector ProFund	383,628	—	—	(2,890,311)	9,601,145	7,094,462
Biotechnology UltraSector ProFund	—	—	—	(12,948,114)	4,340,170	(8,607,944)
Consumer Goods UltraSector ProFund	53,596	—	—	(247,928)	344,630	150,298
Consumer Services UltraSector ProFund	—	—	—	(145,952)	18,592	(127,360)
Financials UltraSector ProFund	159,315	—	—	(5,102,353)	626,894	(4,316,144)
Health Care UltraSector ProFund	120,271	—	—	(6,032,653)	1,877,577	(4,034,805)
Industrials UltraSector ProFund	68,425	—	—	(3,956,485)	948,579	(2,939,481)
Internet UltraSector ProFund	—	—	—	(4,455,096)	6,932,706	2,477,610
Mobile Telecommunications UltraSector ProFund	25,178	—	—	(3,579,636)	202,174	(3,352,284)
Oil & Gas UltraSector ProFund	4,185,022	415,466	—	—	62,395,990	66,996,478

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2008

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Oil Equipment, Services & Distribution UltraSector ProFund	$782,352	$2,511	$—	$—	$4,599,631	$5,384,494
Pharmaceuticals UltraSector ProFund	180,599	—	—	(6,083,880)	558,643	(5,344,638)
Precious Metals UltraSector ProFund	7,833,557	—	—	—	5,216,933	13,050,490
Real Estate UltraSector ProFund	123,487	—	—	(11,080,090)	3,567,931	(7,388,672)
Semiconductor UltraSector ProFund	46,931	—	—	(29,501,256)	(271,640)	(29,725,965)
Technology UltraSector ProFund	31,740	—	—	(8,341,787)	3,639,779	(4,670,268)
Telecommunications UltraSector ProFund	1,780,901	1,147,907	—	—	2,716,978	5,645,786
Utilities UltraSector ProFund	—	—	—	—	9,626,868	9,626,868
Short Oil & Gas ProFund	443,553	—	—	(9,893,047)	(831,569)	(10,281,063)
Short Precious Metals ProFund	810,622	—	—	(15,805,685)	(3,026,434)	(18,021,497)
Short Real Estate ProFund	3,311,884	—	—	(20,881,444)	(2,172,361)	(19,741,921)
U.S. Government Plus ProFund	560,666	—	(72,925)	—	(27,345)	460,396
Rising Rates Opportunity 10 ProFund	600,296	—	—	(2,018,636)	171,251	(1,247,089)
Rising Rates Opportunity ProFund	3,965,465	—	—	(121,716,837)	2,009,020	(115,742,352)
Rising U.S. Dollar ProFund	515,243	—	—	(2,740,246)	—	(2,225,003)
Falling U.S. Dollar ProFund	1,863,312	4,099,402	—	—	1,930,795	7,893,509

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax years.

At July 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$55,810,293	$—	$(737,555)	$(737,555)
Mid-Cap ProFund	13,987,978	280,424	(143,376)	137,048
Small-Cap ProFund	135,346,746	2,091,809	(1,154,053)	937,756
NASDAQ-100 ProFund	37,926,273	2,706,960	(94,049)	2,612,911
Large-Cap Value ProFund	15,898,779	—	(1,669,767)	(1,669,767)
Large-Cap Growth ProFund	17,819,113	44,158	(133,398)	(89,240)
Mid-Cap Value ProFund	24,906,930	—	(1,197,279)	(1,197,279)
Mid-Cap Growth ProFund	42,689,820	—	(4,658,507)	(4,658,507)
Small-Cap Value ProFund	12,481,525	—	(3,029,250)	(3,029,250)
Small-Cap Growth ProFund	25,672,751	598,734	(671,833)	(73,099)
Europe 30 ProFund	8,406,669	—	(241,545)	(241,545)
UltraBull ProFund	98,960,803	—	(7,525,135)	(7,525,135)
UltraMid-Cap ProFund	54,890,824	2,416,706	(1,013,495)	1,403,211
UltraSmall-Cap ProFund	58,239,765	2,917,784	(2,659,925)	257,859

PROFUNDS

Notes to Financial Statements (continued)

July 31, 2008

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
UltraDow 30 ProFund	$23,753,773	$2,234,078	$(409,513)	$1,824,565
UltraNASDAQ-100 ProFund	231,666,347	—	(48,362,833)	(48,362,833)
UltraInternational ProFund	19,192,000	—	—	—
UltraEmerging Markets ProFund	152,346,526	1,310,939	(19,241,068)	(17,930,129)
UltraLatin America ProFund	36,563,331	—	(4,223,310)	(4,223,310)
UltraChina ProFund	14,046,402	64,014	(658,275)	(594,261)
UltraJapan ProFund	42,933,900	—	(37,986)	(37,986)
Bear ProFund	237,069,185	—	(3,141)	(3,141)
Short Small-Cap ProFund	13,040,434	—	(749)	(749)
Short NASDAQ-100 ProFund	11,233,467	—	(267)	(267)
UltraBear ProFund	136,778,763	—	(5,910)	(5,910)
UltraShort Mid-Cap ProFund	9,225,160	—	(616)	(616)
UltraShort Small-Cap ProFund	141,749,202	—	(8,982)	(8,982)
UltraShort Dow 30 ProFund	16,855,126	—	(2,011)	(2,011)
UltraShort NASDAQ-100 ProFund	93,272,482	—	(2,567)	(2,567)
UltraShort International ProFund	50,501,000	—	—	—
UltraShort Emerging Markets ProFund	75,160,000	—	—	—
UltraShort Latin America	3,528,000	—	—	—
UltraShort China ProFund	4,863,000	—	—	—
UltraShort Japan ProFund	15,856,400	—	(13,991)	(13,991)
Banks UltraSector ProFund	19,992,004	—	(1,726,445)	(1,726,445)
Basic Materials UltraSector ProFund	78,882,632	4,050,807	(1,854,913)	2,195,894
Biotechnology UltraSector ProFund	53,674,046	7,761,087	(76,106)	7,684,981
Consumer Goods UltraSector ProFund	1,164,756	77,252	(3,800)	73,452
Consumer Services UltraSector ProFund	1,518,701	—	(120,051)	(120,051)
Financials UltraSector ProFund	18,514,241	—	(3,063,702)	(3,063,702)
Health Care UltraSector ProFund	11,174,773	674,934	(75,737)	599,197
Industrials UltraSector ProFund	3,200,217	107,125	(46,953)	60,172
Internet UltraSector ProFund	6,936,926	1,158,607	(34,318)	1,124,289
Mobile Telecommunications UltraSector ProFund	8,743,923	—	(3,015,971)	(3,015,971)
Oil & Gas UltraSector ProFund	85,338,433	51,028,039	(206,228)	50,821,811
Oil Equipment, Services & Distribution UltraSector ProFund	42,923,385	2,646,951	(355,607)	2,291,344
Pharmaceuticals UltraSector ProFund	5,259,701	—	(346,051)	(346,051)
Precious Metals UltraSector ProFund	156,736,000	—	—	—
Real Estate UltraSector ProFund	20,172,704	1,557,680	(263,512)	1,294,168
Semiconductor UltraSector ProFund	11,088,543	—	(1,613,602)	(1,613,602)
Technology UltraSector ProFund	7,406,000	433,165	(40,746)	392,419
Telecommunications UltraSector ProFund	4,689,549	—	(331,514)	(331,514)
Utilities UltraSector ProFund	29,958,607	3,558,120	(30,683)	3,527,437
Short Oil & Gas ProFund	30,362,000	—	—	—
Short Precious Metals ProFund	31,010,000	—	—	—
Short Real Estate ProFund	86,962,000	—	—	—
U.S. Government Plus ProFund	22,163,962	1,776	(51,394)	(49,618)
Rising Rates Opportunity 10 ProFund	40,520,653	—	(683)	(683)
Rising Rates Opportunity ProFund	188,288,613	—	(2,733)	(2,733)
Rising U.S. Dollar ProFund	23,195,000	—	—	—
Falling U.S. Dollar ProFund	40,923,000	—	—	—

8.	Subsequent Events

On September 15, 2008 Lehman Brothers Holdings Inc. (“Lehman”) filed a petition for Chapter 11 bankruptcy. The ProFunds transacted with Lehman as a counterparty for certain derivative transactions and a broker-dealer for certain investment transactions. All outstanding balances due from Lehman as of July 31, 2008 were collected in full in accordance with normal settlement procedures.

The settlement of derivative and investment transactions with Lehman relating to balances outstanding as of September 15, 2008 may be delayed in accordance with the terms of the bankruptcy proceedings. To the extent that any ProFund realizes a loss in connection with the settlement of these transactions, the Advisor has notified the Board of Trustees that it has agreed to reimburse the ProFund for such losses.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the ProFunds:

We have audited the accompanying statements of assets and liabilities of the ProFunds (the Funds) (comprising the Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, NASDAQ-100 ProFund (formerly, OTC ProFund), Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraNASDAQ-100 ProFund (formerly, UltraOTC ProFund), UltraInternational ProFund, UltraEmerging Markets ProFund, UltraLatin America ProFund, UltraChina ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short NASDAQ-100 ProFund (formerly, Short OTC ProFund), UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund (formerly, UltraShort OTC ProFund), UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Latin America ProFund, UltraShort China ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund, and Falling U.S. Dollar ProFund), including the schedules of portfolio investments (the summary schedules of portfolio investments for the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund), as of July 31, 2008, and the related statements of operations for the year or period then ended and the statements of changes in net assets for each of the two years or periods in the period then ended, and the financial highlights for each of the three years or periods in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the respective periods ended December 31, 2005 or prior were audited by another registered public accounting firm whose report dated February 27, 2006 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising the ProFunds at July 31, 2008, the results of their operations for the year or period then ended, and the changes in their net assets for each of the two years or periods in the period then ended, and their financial highlights for each of the three years or periods in the period then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio

September 26, 2008

Trustees and Officers

(unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios* in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007); Managing Director (March 1993 to April 2004).	ProFunds (112); Access One Trust (3); ProShares Trust (64)	RSR Partners, Inc. fka Directorship Search Group, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Executive Vice President (January 2001 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (64)	AMC Delancey Group, Inc.

Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); Chief Executive Officer of the ProShare Advisors LLC (November 2005 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (64)	None

*	Represents number of operational portfolios in Fund complex overseen by Trustee.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Trustees and Officers (continued)

(unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Michael L. Sapir 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Chairman	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (April 1997 to present); Chief Executive Officer of the ProShare Advisors LLC (November 2005 to present).

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (May 1997 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Counsel and Chief Compliance Officer, ProShare Advisors LLC (December 2004 to present).

Stephenie E. Adams 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 4/69	Acting Secretary Assistant Secretary	Indefinite; September 2007 to present April 2006 to September 2007	Vice President Corporate Development, ProFund Advisors LLC (January 2007 to present); Assistant Vice President of the Advisor (December 2002 to December 2006).

Patrick J. Keniston 100 Summer Street, Suite 1500 Boston, MA 02110 Birth Date: 1/64	Assistant Secretary	Indefinite; December 2006 to present	Vice President, Citi Fund Services Ohio, Inc. (March 2005 to present); Attorney, Citigroup Global Transaction Services (October 2001 to March 2005).

Troy A. Sheets 3435 Stelzer Road Columbus, OH 43219 Birth Date: 5/71	Treasurer	Indefinite; June 2002 to present	Citi Fund Services Ohio, Inc., Senior Vice President of Fund Administration (April 2002 to present).

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/63	Assistant Treasurer	Indefinite; March 2006 to present	Citi Fund Services Ohio, Inc., Senior Vice President of Fund Administration (September 1998 to present).

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

This Page Intentionally Left Blank

ProFunds™

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Financial Professionals:	(888) PRO-5717	(888) 776-5717
For All Others:	(888) PRO-FNDS	(888) 776-3637
Or:	(614) 470-8122
Fax Number:	(800) 782-4797

Website Address
www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Profunds’ website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The most current shareholder reports, including those for the public ProFunds not included in this report, are available (i) on the Securities and Exchange Commission’s website at http://www.sec.gov; and (ii) on the ProFunds’ website at http://www.profunds.com.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average™,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

07/08

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	2007 $558,600

2008 $638,300

(b)	2007 $15,000

2008 $15,750

The fees for 2007 and 2008 relate to the review of the semi-annual report to shareholders.

(c)	2007 $245,400

2008 $262,620

Fees for 2007 and 2008 relate to the preparation of the registrant’s tax returns.

(d)	2007 $0

2008 $0

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)	2007 0%

2008 0%

(f)	Not applicable.

(g)	2007 $260,400

2008 $278,370

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2008

	Shares	Value
Common Stocks (90.8%)
3M Co. (Miscellaneous Manufacturing)	2,358	$165,980
Abbott Laboratories (Pharmaceuticals)	5,148	290,038
Abercrombie & Fitch Co. - Class A (Retail)	288	15,903
Adobe Systems, Inc.* (Software)	1,782	73,686
Advanced Micro Devices, Inc.* (Semiconductors)	2,016	8,487
Aetna, Inc. (Healthcare - Services)	1,620	66,436
Affiliated Computer Services, Inc. - Class A* (Computers)	324	15,617
AFLAC, Inc. (Insurance)	1,584	88,086
Agilent Technologies, Inc.* (Electronics)	1,206	43,488
Air Products & Chemicals, Inc. (Chemicals)	702	66,837
AK Steel Holding Corp. (Iron/Steel)	360	22,860
Akamai Technologies, Inc.* (Internet)	558	13,024
Alcoa, Inc. (Mining)	2,718	91,732
Allegheny Energy, Inc. (Electric)	558	27,007
Allegheny Technologies, Inc. (Iron/Steel)	342	16,173
Allergan, Inc. (Pharmaceuticals)	1,026	53,280
Allied Waste Industries, Inc.* (Environmental Control)	1,134	13,721
Allstate Corp. (Insurance)	1,836	84,860
Altera Corp. (Semiconductors)	1,008	22,126
Altria Group, Inc. (Agriculture)	6,984	142,124
Amazon.com, Inc.* (Internet)	1,026	78,325
Ameren Corp. (Electric)	702	28,845
American Capital, Ltd. (Investment Companies)	684	13,899
American Electric Power, Inc. (Electric)	1,332	52,614
American Express Co. (Diversified Financial Services)	3,870	143,654
American International Group, Inc. (Insurance)	8,964	233,512
American Tower Corp.* (Telecommunications)	1,314	55,057
Ameriprise Financial, Inc. (Diversified Financial Services)	738	31,365
AmerisourceBergen Corp. (Pharmaceuticals)	540	22,610
Amgen, Inc.* (Biotechnology)	3,636	227,723
Anadarko Petroleum Corp. (Oil & Gas)	1,566	90,687
Analog Devices, Inc. (Semiconductors)	972	29,656
Anheuser-Busch Cos., Inc. (Beverages)	2,376	160,998
AON Corp. (Insurance)	990	45,342
Apache Corp. (Oil & Gas)	1,116	125,182
Apartment Investment and Management Co. - Class A (REIT)	306	10,456
Apollo Group, Inc. - Class A* (Commercial Services)	468	29,152
Apple Computer, Inc.* (Computers)	2,934	466,359
Applied Biosystems, Inc. (Electronics)	558	20,607
Applied Materials, Inc. (Semiconductors)	4,518	78,252
Archer-Daniels-Midland Co. (Agriculture)	2,142	61,325
Ashland, Inc. (Chemicals)	180	7,519
Assurant, Inc. (Insurance)	324	19,479
AT&T, Inc. (Telecommunications)	19,818	610,593
Autodesk, Inc.* (Software)	738	23,535
Automatic Data Processing, Inc. (Software)	1,728	73,803
AutoNation, Inc.* (Retail)	450	4,644
AutoZone, Inc.* (Retail)	144	18,762
Avalonbay Communities, Inc. (REIT)	252	25,127
Avery Dennison Corp. (Household Products/Wares)	360	15,844
Avon Products, Inc. (Cosmetics/Personal Care)	1,422	60,293
Baker Hughes, Inc. (Oil & Gas Services)	1,026	85,066
Ball Corp. (Packaging & Containers)	324	14,444
Bank of America Corp. (Banks)	14,850	488,565
Bank of New York Mellon Corp. (Banks)	3,816	135,468
Bard (C.R.), Inc. (Healthcare - Products)	324	30,080
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	360	23,753
Baxter International, Inc. (Healthcare - Products)	2,088	143,258
BB&T Corp. (Banks)	1,818	50,940
Becton, Dickinson & Co. (Healthcare - Products)	810	68,777
Bed Bath & Beyond, Inc.* (Retail)	864	24,045
Bemis Co., Inc. (Packaging & Containers)	324	9,124
Best Buy Co., Inc. (Retail)	1,152	45,757
Big Lots, Inc.* (Retail)	270	8,224
Biogen Idec, Inc.* (Biotechnology)	972	67,807
BJ Services Co. (Oil & Gas Services)	972	28,577
Black & Decker Corp. (Hand/Machine Tools)	198	11,884
BMC Software, Inc.* (Software)	630	20,721
Boeing Co. (Aerospace/Defense)	2,502	152,897
Boston Properties, Inc. (REIT)	396	38,091
Boston Scientific Corp.* (Healthcare - Products)	4,500	53,505
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,606	139,519
Broadcom Corp. - Class A* (Semiconductors)	1,494	36,289
Brown-Forman Corp. (Beverages)	288	20,724
Burlington Northern Santa Fe Corp. (Transportation)	972	101,214
C.H. Robinson Worldwide, Inc. (Transportation)	576	27,763
CA, Inc. (Software)	1,296	30,923
Cabot Oil & Gas Corp. (Oil & Gas)	324	14,259
Cameron International Corp.* (Oil & Gas Services)	720	34,387
Campbell Soup Co. (Food)	720	26,194
Capital One Financial Corp. (Diversified Financial Services)	1,260	52,744
Cardinal Health, Inc. (Pharmaceuticals)	1,188	63,831
Carnival Corp. - Class AADR (Leisure Time)	1,458	53,859
See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Caterpillar, Inc. (Machinery - Construction & Mining)	2,052	$142,655
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	576	8,093
CBS Corp. - Class B (Media)	2,268	37,104
Celgene Corp.* (Biotechnology)	1,458	110,064
CenterPoint Energy, Inc. (Electric)	1,098	17,315
Centex Corp. (Home Builders)	414	6,078
CenturyTel, Inc. (Telecommunications)	360	13,388
Chesapeake Energy Corp. (Oil & Gas)	1,602	80,340
ChevronTexaco Corp. (Oil & Gas)	6,894	582,957
Chubb Corp. (Insurance)	1,224	58,801
Ciena Corp.* (Telecommunications)	306	6,325
CIGNA Corp. (Insurance)	936	34,651
Cincinnati Financial Corp. (Insurance)	540	15,034
Cintas Corp. (Textiles)	432	12,286
Cisco Systems, Inc.* (Telecommunications)	19,710	433,423
CIT Group, Inc. (Diversified Financial Services)	936	7,937
Citigroup, Inc. (Diversified Financial Services)	18,162	339,448
Citrix Systems, Inc.* (Software)	612	16,304
Clorox Co. (Household Products/Wares)	468	25,506
CME Group, Inc. (Diversified Financial Services)	180	64,823
CMS Energy Corp. (Electric)	756	10,206
Coach, Inc.* (Apparel)	1,134	28,928
Coca-Cola Co. (Beverages)	6,660	342,990
Coca-Cola Enterprises, Inc. (Beverages)	954	16,151
Cognizant Technology Solutions Corp.* (Computers)	972	27,284
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,692	125,665
Comcast Corp. - Special Class A (Media)	9,882	203,767
Comerica, Inc. (Banks)	504	14,475
Computer Sciences Corp.* (Computers)	504	23,874
Compuware Corp.* (Software)	864	9,504
ConAgra Foods, Inc. (Food)	1,620	35,122
ConocoPhillips (Oil & Gas)	5,148	420,180
CONSOL Energy, Inc. (Coal)	612	45,527
Consolidated Edison, Inc. (Electric)	918	36,445
Constellation Brands, Inc.* (Beverages)	648	13,945
Constellation Energy Group, Inc. (Electric)	594	49,397
Convergys Corp.* (Commercial Services)	414	5,258
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	576	24,290
Corning, Inc. (Telecommunications)	5,256	105,173
Costco Wholesale Corp. (Retail)	1,440	90,259
Coventry Health Care, Inc.* (Healthcare - Services)	504	17,826
Covidien, Ltd.ADR (Healthcare - Products)	1,674	82,428
CSX Corp. (Transportation)	1,350	91,233
Cummins, Inc. (Machinery-Diversified)	684	45,377
CVS Corp. (Retail)	4,770	174,105
D.R. Horton, Inc. (Home Builders)	918	10,208
Danaher Corp. (Miscellaneous Manufacturing)	846	67,384
Darden Restaurants, Inc. (Retail)	468	15,243
DaVita, Inc.* (Healthcare - Services)	342	19,101
Dean Foods Co.* (Food)	504	10,735
Deere & Co. (Machinery-Diversified)	1,440	101,030
Dell, Inc.* (Computers)	6,732	165,405
Developers Diversified Realty Corp. (REIT)	396	12,656
Devon Energy Corp. (Oil & Gas)	1,494	141,766
Dillards, Inc. - Class A (Retail)	198	2,002
DIRECTV Group, Inc.* (Media)	2,376	64,200
Discover Financial Services (Diversified Financial Services)	1,602	23,469
Dominion Resources, Inc. (Electric)	1,926	85,091
Dover Corp. (Miscellaneous Manufacturing)	630	31,267
DTE Energy Co. (Electric)	540	22,140
E.I. du Pont de Nemours & Co. (Chemicals)	3,006	131,693
Duke Energy Corp. (Electric)	4,212	74,047
Dynegy, Inc. - Class A* (Electric)	1,656	11,145
E* TRADE Financial Corp.* (Diversified Financial Services)	1,584	4,784
E.I. du Pont de Nemours & Co. (Chemicals)	3,006	131,693
Eastman Chemical Co. (Chemicals)	252	15,110
Eastman Kodak Co. (Miscellaneous Manufacturing)	954	13,967
Eaton Corp. (Miscellaneous Manufacturing)	558	39,640
eBay, Inc.* (Internet)	3,690	92,877
Ecolab, Inc. (Chemicals)	594	26,552
Edison International (Electric)	1,080	52,207
El Paso Corp. (Pipelines)	2,340	41,956
Electronic Arts, Inc.* (Software)	1,062	45,857
Electronic Data Systems Corp. (Computers)	1,674	41,532
Eli Lilly & Co. (Pharmaceuticals)	3,294	155,180
Embarq Corp. (Telecommunications)	486	22,244
EMC Corp.* (Computers)	6,894	103,479
Emerson Electric Co. (Electrical Components & Equipment)	2,610	127,107
Ensco International, Inc. (Oil & Gas)	486	33,602
Entergy Corp. (Electric)	630	67,360
EOG Resources, Inc. (Oil & Gas)	828	83,239
Equifax, Inc. (Commercial Services)	432	15,159
Equity Residential Properties Trust (REIT)	900	38,853
Exelon Corp. (Electric)	2,196	172,650
Expedia, Inc.* (Internet)	702	13,738
Expeditors International of Washington, Inc. (Transportation)	720	25,567
Express Scripts, Inc.* (Pharmaceuticals)	846	59,677
Exxon Mobil Corp. (Oil & Gas)	17,640	1,418,785
Family Dollar Stores, Inc. (Retail)	468	10,904
Fannie Mae (Diversified Financial Services)	3,546	40,779
Federated Investors, Inc. - Class B (Diversified Financial Services)	288	9,464
FedEx Corp. (Transportation)	1,026	80,890

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Fidelity National Information Services, Inc. (Software)	576	$10,915
Fifth Third Bancorp (Banks)	1,926	26,906
First Horizon National Corp. (Banks)	630	5,922
FirstEnergy Corp. (Electric)	1,008	74,138
Fiserv, Inc.* (Software)	540	25,823
Fluor Corp. (Engineering & Construction)	576	46,858
Ford Motor Co.* (Auto Manufacturers)	7,470	35,856
Forest Laboratories, Inc.* (Pharmaceuticals)	1,008	35,794
Fortune Brands, Inc. (Household Products/Wares)	504	28,884
FPL Group, Inc. (Electric)	1,368	88,277
Franklin Resources, Inc. (Diversified Financial Services)	522	52,518
Freddie Mac (Diversified Financial Services)	2,160	17,647
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,278	123,646
Frontier Communications Corp. (Telecommunications)	1,080	12,485
GameStop Corp. - Class A* (Retail)	540	21,875
Gannett Co., Inc. (Media)	756	13,699
General Dynamics Corp. (Aerospace/Defense)	1,332	118,734
General Electric Co. (Miscellaneous Manufacturing)	33,246	940,529
General Growth Properties, Inc. (REIT)	900	24,669
General Mills, Inc. (Food)	1,116	71,859
General Motors Corp. (Auto Manufacturers)	1,890	20,922
Genuine Parts Co. (Distribution/Wholesale)	540	21,659
Genworth Financial, Inc. - Class A (Diversified Financial Services)	1,440	22,997
Genzyme Corp.* (Biotechnology)	900	68,985
Gilead Sciences, Inc.* (Pharmaceuticals)	3,078	166,150
Goodrich Corp. (Aerospace/Defense)	414	20,344
Google, Inc. - Class A* (Internet)	774	366,682
H & R Block, Inc. (Commercial Services)	1,080	26,276
Halliburton Co. (Oil & Gas Services)	2,916	130,695
Harley-Davidson, Inc. (Leisure Time)	792	29,969
Harman International Industries, Inc. (Home Furnishings)	198	8,152
Hartford Financial Services Group, Inc. (Insurance)	1,044	66,179
Hasbro, Inc. (Toys/Games/Hobbies)	468	18,121
HCP, Inc. (REIT)	792	28,567
Heinz (H.J.) Co. (Food)	1,044	52,597
Hercules, Inc. (Chemicals)	378	7,579
Hess Corp. (Oil & Gas)	936	94,910
Hewlett-Packard Co. (Computers)	8,226	368,525
Home Depot, Inc. (Retail)	5,652	134,687
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,466	125,371
Hospira, Inc.* (Pharmaceuticals)	522	19,920
Host Marriott Corp. (REIT)	1,746	22,890
Hudson City Bancorp, Inc. (Savings & Loans)	1,728	31,553
Humana, Inc.* (Healthcare - Services)	558	24,502
Huntington Bancshares, Inc. (Banks)	1,224	8,592
IAC/InterActiveCorp* (Internet)	612	10,686
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,332	62,404
IMS Health, Inc. (Software)	612	12,791
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	1,062	38,232
Integrys Energy Group, Inc. (Electric)	252	12,867
Intel Corp. (Semiconductors)	19,098	423,785
IntercontinentalExchange, Inc.* (Diversified Financial Services)	234	23,353
International Business Machines Corp. (Computers)	4,590	587,428
International Flavors & Fragrances, Inc. (Chemicals)	270	10,859
International Game Technology (Entertainment)	1,026	22,274
International Paper Co. (Forest Products & Paper)	1,422	39,418
Interpublic Group of Cos., Inc.* (Advertising)	1,566	13,765
Intuit, Inc.* (Software)	1,062	29,024
Intuitive Surgical, Inc.* (Healthcare - Products)	126	39,223
ITT Industries, Inc. (Miscellaneous Manufacturing)	612	40,980
J.C. Penney Co., Inc. (Retail)	738	22,753
J.P. Morgan Chase & Co. (Diversified Financial Services)	11,520	468,058
Jabil Circuit, Inc. (Electronics)	702	11,415
Jacobs Engineering Group, Inc.* (Engineering & Construction)	414	32,019
Janus Capital Group, Inc. (Diversified Financial Services)	486	14,745
JDS Uniphase Corp.* (Telecommunications)	774	8,460
Johnson & Johnson (Healthcare - Products)	9,396	643,344
Johnson Controls, Inc. (Auto Parts & Equipment)	1,980	59,717
Jones Apparel Group, Inc. (Apparel)	288	4,821
Juniper Networks, Inc.* (Telecommunications)	1,746	45,448
KB Home (Home Builders)	252	4,433
Kellogg Co. (Food)	846	44,889
KeyCorp (Banks)	1,620	17,091
Kimberly-Clark Corp. (Household Products/Wares)	1,404	81,193
Kimco Realty Corp. (REIT)	846	29,855
King Pharmaceuticals, Inc.* (Pharmaceuticals)	828	9,530
KLA -Tencor Corp. (Semiconductors)	576	21,652
Kohls Corp.* (Retail)	1,026	43,000
Kraft Foods, Inc. (Food)	5,058	160,946
Kroger Co. (Food)	2,214	62,612
L-3 Communications Holdings, Inc. (Aerospace/Defense)	414	40,858
Laboratory Corp. of America Holdings* (Healthcare - Services)	378	25,545
Legg Mason, Inc. (Diversified Financial Services)	468	18,884

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	558	$10,881
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,322	40,263
Lender Processing Services, Inc.* (Diversified Financial Services)	288	9,605
Lennar Corp. - Class A (Home Builders)	468	5,663
Leucadia National Corp. (Holding Companies - Diversified)	594	26,593
Lexmark International, Inc. - Class A* (Computers)	324	11,366
Limited, Inc. (Retail)	990	16,325
Lincoln National Corp. (Insurance)	864	41,213
Linear Technology Corp. (Semiconductors)	738	22,915
Liz Claiborne, Inc. (Apparel)	324	4,235
Lockheed Martin Corp. (Aerospace/Defense)	1,134	118,310
Loews Corp. (Insurance)	1,206	53,739
Lorillard, Inc.* (Agriculture)	576	38,655
Lowe’s Cos., Inc. (Retail)	4,878	99,121
LSI Logic Corp.* (Semiconductors)	2,124	14,741
M&T Bank Corp. (Banks)	252	17,736
Macy’s, Inc. (Retail)	1,404	26,409
Manitowoc Co. (Machinery-Diversified)	432	11,388
Marathon Oil Corp. (Oil & Gas)	2,358	116,650
Marriott International, Inc. - Class A (Lodging)	1,008	26,117
Marsh & McLennan Cos., Inc. (Insurance)	1,710	48,307
Marshall & Ilsley Corp. (Banks)	864	13,133
Masco Corp. (Building Materials)	1,206	19,887
Massey Energy Co. (Coal)	270	20,047
MasterCard, Inc. - Class A (Software)	234	57,131
Mattel, Inc. (Toys/Games/Hobbies)	1,206	24,180
MBIA, Inc. (Insurance)	702	4,163
McCormick & Co., Inc. (Food)	432	17,323
McDonald’s Corp. (Retail)	3,780	226,006
McGraw-Hill Cos., Inc. (Media)	1,080	43,924
McKesson Corp. (Commercial Services)	918	51,399
MeadWestvaco Corp. (Forest Products & Paper)	576	15,443
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,692	83,889
Medtronic, Inc. (Healthcare - Products)	3,744	197,796
MEMC Electronic Materials, Inc.* (Semiconductors)	756	34,935
Merck & Co., Inc. (Pharmaceuticals)	7,164	235,696
Meredith Corp. (Media)	126	3,221
Merrill Lynch & Co., Inc. (Diversified Financial Services)	3,294	87,785
MetLife, Inc. (Insurance)	2,376	120,630
MGIC Investment Corp. (Insurance)	414	2,650
Microchip Technology, Inc. (Semiconductors)	612	19,541
Micron Technology, Inc.* (Semiconductors)	2,538	12,259
Microsoft Corp. (Software)	26,712	687,033
Millipore Corp.* (Biotechnology)	180	12,663
Molex, Inc. (Electrical Components & Equipment)	468	11,480
Molson Coors Brewing Co. - Class B (Beverages)	468	25,258
Monsanto Co. (Agriculture)	1,836	218,686
Monster Worldwide, Inc.* (Internet)	414	7,344
Moody’s Corp. (Commercial Services)	684	23,810
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	3,690	145,681
Motorola, Inc. (Telecommunications)	7,524	65,007
Murphy Oil Corp. (Oil & Gas)	630	50,230
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,008	13,074
Nabors Industries, Ltd.ADR* (Oil & Gas)	936	34,127
National City Corp. (Banks)	2,538	12,005
National Semiconductor Corp. (Semiconductors)	720	15,084
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,386	108,981
NetApp, Inc.* (Computers)	1,152	29,434
Newell Rubbermaid, Inc. (Housewares)	918	15,175
Newmont Mining Corp. (Mining)	1,512	72,516
News Corp. - Class A (Media)	7,686	108,603
Nicor, Inc. (Gas)	144	5,734
NIKE, Inc. - Class B (Apparel)	1,260	73,937
NiSource, Inc. (Electric)	918	15,679
Noble Corp.ADR (Oil & Gas)	900	46,683
Noble Energy, Inc. (Oil & Gas)	576	42,549
Nordstrom, Inc. (Retail)	594	17,072
Norfolk Southern Corp. (Transportation)	1,260	90,619
Nortel Networks Corp.ADR* (Telecommunications)	199	1,520
Northern Trust Corp. (Banks)	630	49,247
Northrop Grumman Corp. (Aerospace/Defense)	1,134	76,420
Novell, Inc.* (Software)	1,188	6,617
Novellus Systems, Inc.* (Semiconductors)	342	6,967
Nucor Corp. (Iron/Steel)	1,044	59,738
NVIDIA Corp.* (Semiconductors)	1,854	21,210
NYSE Euronext (Diversified Financial Services)	882	41,666
Occidental Petroleum Corp. (Oil & Gas)	2,736	215,679
Office Depot, Inc.* (Retail)	918	6,242
Omnicom Group, Inc. (Advertising)	1,062	45,337
Oracle Corp.* (Software)	13,230	284,842
PACCAR, Inc. (Auto Manufacturers)	1,224	51,481
Pactiv Corp.* (Packaging & Containers)	432	10,416
Pall Corp. (Miscellaneous Manufacturing)	396	16,006
Parker Hannifin Corp. (Miscellaneous Manufacturing)	558	34,417
Patriot Coal Corp.* (Coal)	129	16,273
Patterson Cos., Inc.* (Healthcare - Products)	432	13,491
Paychex, Inc. (Commercial Services)	1,062	34,961
Peabody Energy Corp. (Coal)	900	60,885
Pepco Holdings, Inc. (Electric)	666	16,610

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
PepsiCo, Inc. (Beverages)	5,292	$352,236
PerkinElmer, Inc. (Electronics)	396	11,524
Pfizer, Inc. (Pharmaceuticals)	22,572	421,419
PG&E Corp. (Electric)	1,188	45,774
Philip Morris International, Inc. (Commercial Services)	7,038	363,513
Pinnacle West Capital Corp. (Electric)	342	11,481
Pitney Bowes, Inc. (Office/Business Equipment)	684	21,676
Plum Creek Timber Co., Inc. (Forest Products & Paper)	576	28,063
PNC Financial Services Group (Banks)	1,152	82,126
Polo Ralph Lauren Corp. (Apparel)	198	11,716
PPG Industries, Inc. (Chemicals)	540	32,746
PPL Corp. (Electric)	1,242	58,324
Praxair, Inc. (Chemicals)	1,044	97,854
Precision Castparts Corp. (Metal Fabricate/Hardware)	468	43,725
Principal Financial Group, Inc. (Insurance)	864	36,729
Procter & Gamble Co. (Cosmetics/Personal Care)	10,188	667,110
Progress Energy, Inc. (Electric)	864	36,556
Progress Energy, Inc.CVO* (Electric)	189	0
Progressive Corp. (Insurance)	2,268	45,927
ProLogis (REIT)	882	43,112
Prudential Financial, Inc. (Insurance)	1,458	100,558
Public Service Enterprise Group, Inc. (Electric)	1,692	70,726
Public Storage, Inc. (REIT)	414	33,902
Pulte Homes, Inc. (Home Builders)	720	8,791
QLogic Corp.* (Semiconductors)	450	8,478
Qualcomm, Inc. (Telecommunications)	5,400	298,836
Quest Diagnostics, Inc. (Healthcare - Services)	522	27,750
Questar Corp. (Pipelines)	576	30,459
Qwest Communications International, Inc. (Telecommunications)	5,076	19,441
R.R. Donnelley & Sons Co. (Commercial Services)	702	18,743
RadioShack Corp. (Retail)	432	7,206
Range Resources Corp. (Oil & Gas)	522	25,348
Raytheon Co. (Aerospace/Defense)	1,404	79,930
Regions Financial Corp. (Banks)	2,322	22,013
Reynolds American, Inc. (Agriculture)	576	32,158
Robert Half International, Inc. (Commercial Services)	522	13,201
Rockwell Collins, Inc. (Aerospace/Defense)	540	26,833
Rockwell International Corp. (Machinery-Diversified)	486	21,632
Rohm & Haas Co. (Chemicals)	414	31,050
Rowan Cos., Inc. (Oil & Gas)	378	15,044
Ryder System, Inc. (Transportation)	198	13,060
SAFECO Corp. (Insurance)	306	20,245
Safeway, Inc. (Food)	1,458	38,958
SanDisk Corp.* (Computers)	756	10,660
Sara Lee Corp. (Food)	2,358	32,210
Schering-Plough Corp. (Pharmaceuticals)	5,400	113,832
Schlumberger, Ltd.ADR (Oil & Gas Services)	3,978	404,165
Scripps Networks Interactive - Class A* (Entertainment)	306	12,405
Seagate Technology, Inc.*(a) (Computers)	405	0
Sealed Air Corp. (Packaging & Containers)	540	11,718
Sears Holdings Corp.* (Retail)	234	18,954
Sempra Energy (Gas)	828	46,500
Sherwin-Williams Co. (Chemicals)	324	17,253
Sigma-Aldrich Corp. (Chemicals)	432	26,240
Simon Property Group, Inc. (REIT)	756	70,028
SLM Corp.* (Diversified Financial Services)	1,566	26,826
Smith International, Inc. (Oil & Gas Services)	666	49,537
Snap-on, Inc. (Hand/Machine Tools)	198	11,145
Southern Co. (Electric)	2,556	90,457
Southwest Airlines Co. (Airlines)	2,448	38,164
Southwestern Energy Co.* (Oil & Gas)	1,134	41,176
Sovereign Bancorp, Inc. (Savings & Loans)	1,602	15,251
Spectra Energy Corp. (Pipelines)	2,106	57,220
Sprint Nextel Corp. (Telecommunications)	9,504	77,363
St. Jude Medical, Inc.* (Healthcare - Products)	1,134	52,822
Staples, Inc. (Retail)	2,340	52,650
Starbucks Corp.* (Retail)	2,430	35,697
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	630	21,603
State Street Corp. (Banks)	1,422	101,872
Stryker Corp. (Healthcare - Products)	792	50,838
Sun Microsystems, Inc.* (Computers)	2,610	27,744
Sunoco, Inc. (Oil & Gas)	396	16,082
SunTrust Banks, Inc. (Banks)	1,170	48,040
SuperValu, Inc. (Food)	702	17,985
Symantec Corp.* (Internet)	2,808	59,165
Sysco Corp. (Food)	1,998	56,663
T. Rowe Price Group, Inc. (Diversified Financial Services)	864	51,710
Target Corp. (Retail)	2,592	117,236
TECO Energy, Inc. (Electric)	702	13,022
Tellabs, Inc.* (Telecommunications)	1,332	6,846
Tenet Healthcare Corp.* (Healthcare - Services)	1,602	9,276
Teradata Corp.* (Computers)	594	13,911
Teradyne, Inc.* (Semiconductors)	576	5,397
Terex Corp.* (Machinery - Construction & Mining)	342	16,187
Tesoro Petroleum Corp. (Oil & Gas)	468	7,226
Texas Instruments, Inc. (Semiconductors)	4,410	107,516
Textron, Inc. (Miscellaneous Manufacturing)	828	35,993
The AES Corp.* (Electric)	2,232	36,024
The Charles Schwab Corp. (Diversified Financial Services)	3,096	70,867
The Dow Chemical Co. (Chemicals)	3,096	103,128
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	378	16,670
The Gap, Inc. (Retail)	1,494	24,083

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,314	$241,829
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	810	15,900
The Hershey Co. (Food)	558	20,518
The New York Times Co. - Class A (Media)	486	6,119
The Pepsi Bottling Group, Inc. (Beverages)	450	12,533
The Stanley Works (Hand/Machine Tools)	270	12,010
The Travelers Companies, Inc. (Insurance)	2,016	88,946
The Williams Cos., Inc. (Pipelines)	1,944	62,305
Thermo Electron Corp.* (Electronics)	1,386	83,881
Tiffany & Co. (Retail)	414	15,645
Time Warner, Inc. (Media)	11,934	170,895
Titanium Metals Corp. (Mining)	324	3,648
TJX Cos., Inc. (Retail)	1,422	47,936
Torchmark Corp. (Insurance)	306	17,763
Total System Services, Inc. (Software)	666	13,040
Transocean, Inc.ADR* (Oil & Gas)	1,062	144,464
Tyco Electronics, Ltd.ADR (Electronics)	1,602	53,090
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	1,602	71,385
Tyson Foods, Inc. - Class A (Food)	918	13,678
U.S. Bancorp (Banks)	5,814	177,967
Union Pacific Corp. (Transportation)	1,728	142,456
Unisys Corp.* (Computers)	1,188	4,384
United Parcel Service, Inc. - Class B (Transportation)	3,402	214,598
United States Steel Corp. (Iron/Steel)	396	63,503
United Technologies Corp. (Aerospace/Defense)	3,240	207,295
UnitedHealth Group, Inc. (Healthcare - Services)	4,104	115,240
UnumProvident Corp. (Insurance)	1,152	27,832
UST, Inc. (Agriculture)	486	25,568
V. F. Corp. (Apparel)	288	20,615
Valero Energy Corp. (Oil & Gas)	1,764	58,935
Varian Medical Systems, Inc.* (Healthcare - Products)	414	24,840
VeriSign, Inc.* (Internet)	648	21,086
Verizon Communications, Inc. (Telecommunications)	9,504	323,516
Viacom, Inc. - Class B* (Media)	2,106	58,821
Vornado Realty Trust (REIT)	450	42,781
Vulcan Materials Co. (Building Materials)	360	23,108
W.W. Grainger, Inc. (Distribution/Wholesale)	216	19,334
Wachovia Corp. (Banks)	7,128	123,101
Wal-Mart Stores, Inc. (Retail)	7,758	454,774
Walgreen Co. (Retail)	3,312	113,734
Walt Disney Co. (Media)	6,354	192,844
Washington Mutual, Inc. (Savings & Loans)	3,528	18,804
Washington Post Co. - Class B (Media)	18	11,129
Waste Management, Inc. (Environmental Control)	1,638	58,215
Waters Corp.* (Electronics)	342	23,235
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	342	9,887
Weatherford International, Ltd.ADR* (Oil & Gas Services)	2,268	85,572
WellPoint, Inc.* (Healthcare - Services)	1,764	92,522
Wells Fargo & Co. (Banks)	11,016	333,454
Wendy’s International, Inc. (Retail)	288	6,610
Western Union Co. (Commercial Services)	2,466	68,160
Weyerhaeuser Co. (Forest Products & Paper)	702	37,529
Whirlpool Corp. (Home Furnishings)	252	19,076
Whole Foods Market, Inc. (Food)	468	10,376
Windstream Corp. (Telecommunications)	1,494	17,808
Wrigley (WM.) Jr. Co. (Food)	720	56,851
Wyeth (Pharmaceuticals)	4,446	180,152
Wyndham Worldwide Corp. (Lodging)	594	10,656
Xcel Energy, Inc. (Electric)	1,440	28,886
Xerox Corp. (Office/Business Equipment)	3,006	41,002
Xilinx, Inc. (Semiconductors)	936	23,241
XL Capital, Ltd. - Class AADR (Insurance)	594	10,627
XTO Energy, Inc. (Oil & Gas)	1,710	80,763
Yahoo!, Inc.* (Internet)	4,590	91,295
YUM! Brands, Inc. (Retail)	1,584	56,739
Zimmer Holdings, Inc.* (Healthcare - Products)	774	53,336
Zions Bancorp (Banks)	360	10,537

TOTAL COMMON STOCKS (Cost $29,124,821)		36,866,738

	Principal Amount
Repurchase Agreements (44.9%)
Deutsche Bank, 2.10%, 8/1/08, dated 7/31/08, with a repurchase price of $6,226,363 (Collateralized by $6,325,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $6,351,156)	$6,226,000	6,226,000
HSBC, 2.10%, 8/1/08, dated 7/31/08, with a repurchase price of $8,302,484 (Collateralized by $8,310,000 Federal Home Loan Bank, 4.65%, 9/26/08, market value $8,468,885)	8,302,000	8,302,000

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	July 31, 2008

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 2.08%, 8/1/08, dated 7/31/08, with a repurchase price of $3,678,213 (Collateralized by $3,755,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $3,755,029)	$3,678,000	$3,678,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,206,000)		18,206,000

TOTAL INVESTMENT SECURITIES (Cost $47,330,821)—135.7%		55,072,738
Net other assets (liabilities) — (35.7)%		(14,495,099)

NET ASSETS — 100.0%		$40,577,639

*	Non-income producing security
(a)	Escrowed security
ADR	American Depositary Receipt
CVO	Contingent Value Obligation

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $16,467,750)	52	$(994,734)
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $12,667,500)	200	$(8,200)

Bull ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	0.1%
Aerospace/Defense	2.2%
Agriculture	1.4%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.2%
Banks	4.0%
Beverages	2.3%
Biotechnology	1.3%
Building Materials	0.2%
Chemicals	1.4%
Coal	0.4%
Commercial Services	1.6%
Computers	4.8%
Cosmetics/Personal Care	2.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	5.2%
Electric	3.0%
Electrical Components & Equipment	0.3%
Electronics	0.6%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.7%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare - Products	3.6%
Healthcare - Services	1.1%
Holding Companies - Diversified	0.1%
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	NM
Insurance	3.1%
Internet	1.7%
Investment Companies	NM
Iron/Steel	0.5%
Leisure Time	0.2%
Lodging	0.2%
Machinery - Construction & Mining	0.4%
Machinery-Diversified	0.5%
Media	2.2%
Metal Fabricate/Hardware	0.1%
Mining	0.7%
Miscellaneous Manufacturing	4.3%
Office/Business Equipment	0.2%
Oil & Gas	9.6%
Oil & Gas Services	2.3%
Packaging & Containers	NM
Pharmaceuticals	5.2%
Pipelines	0.5%
REIT	1.2%
Real Estate	NM
Retail	4.6%
Savings & Loans	0.2%
Semiconductors	2.4%
Software	3.5%
Telecommunications	5.2%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	2.0%
Other**	9.2%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks (70.3%)
A.M. Castle & Co. (Metal Fabricate/Hardware)	3,252	$65,820
AAR Corp.* (Aerospace/Defense)	5,420	93,170
Aaron Rents, Inc. (Commercial Services)	4,878	133,999
Abaxis, Inc.* (Healthcare - Products)	3,252	64,682
ABIOMED, Inc.* (Healthcare - Products)	5,962	105,706
AbitibiBowater, Inc. (Forest Products & Paper)	6,504	54,829
ABM Industries, Inc. (Commercial Services)	5,962	142,671
Acadia Realty Trust (REIT)	8,130	184,470
ACI Worldwide, Inc.* (Software)	4,336	84,812
Acorda Therapeutics, Inc.* (Biotechnology)	4,336	142,264
Actel Corp.* (Semiconductors)	7,046	96,883
Actuant Corp. - Class A (Miscellaneous Manufacturing)	6,504	198,112
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,794	155,023
Acxiom Corp. (Software)	10,298	132,226
Administaff, Inc. (Commercial Services)	3,252	93,365
ADTRAN, Inc. (Telecommunications)	7,588	169,668
Aeropostale, Inc.* (Retail)	6,504	209,754
Affymetrix, Inc.* (Biotechnology)	9,214	72,606
Agilysys, Inc. (Computers)	8,130	97,560
Agree Realty Corp. (REIT)	4,878	140,877
Alaska Communications Systems Group, Inc. (Telecommunications)	10,840	138,102
Albany International Corp. - Class A (Machinery-Diversified)	4,878	139,999
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,794	355,687
Align Technology, Inc.* (Healthcare - Products)	8,672	86,807
Alkermes, Inc.* (Pharmaceuticals)	11,382	179,266
Alliance One International, Inc.* (Agriculture)	12,466	55,723
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	4,336	66,644
Allscripts Healthcare Solutions, Inc.* (Software)	8,130	97,967
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	4,336	150,806
Alpharma, Inc. - Class A* (Pharmaceuticals)	5,420	123,088
Altra Holdings, Inc.* (Machinery-Diversified)	7,588	126,492
AMAG Pharmaceuticals, Inc.* (Biotechnology)	2,710	111,110
AMCOL International Corp. (Mining)	3,252	103,804
Amedisys, Inc.* (Healthcare - Services)	2,710	173,765
American Equity Investment Life Holding Co. (Insurance)	11,924	104,216
American Greetings Corp. - Class A (Household Products/Wares)	7,588	112,454
American Medical Systems Holdings, Inc.* (Healthcare - Products)	9,756	160,681
American Oriental Bioengineering, Inc.* (Biotechnology)	8,130	76,829
American Reprographics Co.* (Software)	5,962	95,452
American States Water Co. (Water)	5,420	195,770
American Superconductor Corp.* (Electrical Components & Equipment)	4,336	171,229
Amerigon, Inc.* (Auto Parts & Equipment)	8,672	57,409
AMERIGROUP Corp.* (Healthcare - Services)	5,420	137,668
Amerisafe, Inc.* (Insurance)	8,130	147,722
Amkor Technology, Inc.* (Semiconductors)	11,924	104,454
AMN Healthcare Services, Inc.* (Commercial Services)	7,046	133,169
ANADIGICS, Inc.* (Semiconductors)	9,214	55,008
Angelica Corp. (Textiles)	5,962	130,806
AngioDynamics, Inc.* (Healthcare - Products)	4,878	77,463
Anixter International, Inc.* (Telecommunications)	2,710	184,361
Ansoft Corp.* (Computers)	2,710	96,774
Apogee Enterprises, Inc. (Building Materials)	4,336	74,926
Apollo Investment Corp. (Investment Companies)	17,344	276,290
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,878	130,340
Applied Micro Circuits Corp.* (Semiconductors)	13,550	105,148
Arbitron, Inc. (Commercial Services)	3,252	152,844
Arch Chemicals, Inc. (Chemicals)	3,252	104,389
Arena Resources, Inc.* (Oil & Gas)	3,252	133,039
Ares Capital Corp. (Investment Companies)	18,970	216,827
Argo Group International Holdings, Ltd.ADR* (Insurance)	4,878	166,047
Ariba, Inc.* (Internet)	10,298	168,990
Arkansas Best Corp. (Transportation)	3,252	120,779
Arris Group, Inc.* (Telecommunications)	14,092	134,860
ArthroCare Corp.* (Healthcare - Products)	2,710	57,289
ArvinMeritor, Inc. (Auto Parts & Equipment)	7,588	104,790
Asbury Automotive Group, Inc. (Retail)	8,672	85,940
Aspen Insurance Holdings, Ltd.ADR (Insurance)	9,756	247,705
Associated Estates Realty Corp. (REIT)	8,672	122,709
Assured Guaranty, Ltd.ADR (Insurance)	7,046	80,747
ATC Technology Corp.* (Auto Parts & Equipment)	4,336	108,920
Atheros Communications* (Telecommunications)	5,962	184,822
Atlas America, Inc. (Oil & Gas)	4,336	160,605
ATP Oil & Gas Corp.* (Oil & Gas)	2,710	77,100
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	4,878	180,974
Avista Corp. (Electric)	12,466	281,981

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Avocent Corp.* (Internet)	5,962	$141,776
Baldor Electric Co. (Hand/Machine Tools)	4,878	166,096
Bally Technologies, Inc.* (Entertainment)	5,420	172,302
Banco Latinoamericano de Exportaciones, S.A. - Class EADR (Banks)	7,588	139,164
Bank Mutual Corp. (Banks)	13,550	158,535
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,420	122,438
Basic Energy Services, Inc.* (Oil & Gas Services)	4,336	116,725
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	8,672	116,031
Belden, Inc. (Electrical Components & Equipment)	4,336	160,085
Belo Corp. - Class A (Media)	16,260	110,405
Benchmark Electronics, Inc.* (Electronics)	8,672	126,958
Berry Petroleum Co. - Class A (Oil & Gas)	3,252	139,966
Bill Barrett Corp.* (Oil & Gas)	3,252	133,787
BioMed Realty Trust, Inc. (REIT)	8,130	209,754
Blackboard, Inc.* (Software)	3,252	129,950
Blount International, Inc.* (Machinery-Diversified)	8,672	98,254
Blue Coat Systems, Inc.* (Internet)	4,336	63,002
Bob Evans Farms, Inc. (Retail)	5,420	155,229
Borders Group, Inc. (Retail)	10,298	50,460
Bowne & Co., Inc. (Commercial Services)	6,504	84,097
BPZ Resources, Inc.* (Oil & Gas)	5,420	97,831
Brady Corp. - Class A (Electronics)	5,420	198,751
Briggs & Stratton Corp. (Machinery-Diversified)	8,672	117,419
Brigham Exploration Co.* (Oil & Gas)	5,420	75,880
Bronco Drilling Co., Inc.* (Oil & Gas)	8,672	151,760
Brookline Bancorp, Inc. (Savings & Loans)	16,802	163,819
Brooks Automation, Inc.* (Semiconductors)	12,466	97,359
Bruker Corp.* (Healthcare - Products)	6,504	89,885
Brunswick Corp. (Leisure Time)	11,382	146,828
Brush Engineered Materials, Inc.* (Mining)	3,252	77,820
Calgon Carbon Corp.* (Environmental Control)	5,420	102,980
California Pizza Kitchen, Inc.* (Retail)	8,672	113,170
California Water Service Group (Water)	5,420	199,131
Callaway Golf Co. (Leisure Time)	9,756	123,706
Callon Petroleum Co.* (Oil & Gas)	4,336	99,685
Cano Petroleum, Inc.* (Oil & Gas)	6,504	25,691
Capital Lease Funding, Inc. (REIT)	14,634	114,438
Capstead Mortgage Corp. (REIT)	7,588	82,861
Capstone Turbine Corp.* (Electrical Components & Equipment)	15,718	48,097
CARBO Ceramics, Inc. (Oil & Gas Services)	2,710	148,291
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,710	136,421
Carter’s, Inc.* (Apparel)	7,046	116,470
Casey’s General Stores, Inc. (Retail)	5,962	146,665
Cash America International, Inc. (Retail)	3,252	137,104
Cathay Bancorp, Inc. (Banks)	11,382	181,429
Cavium Networks, Inc.* (Semiconductors)	3,794	60,894
Cbeyond, Inc.* (Telecommunications)	4,336	74,492
Cedar Shopping Centers, Inc. (REIT)	16,260	207,478
Celera Corp.* (Biotechnology)	10,840	147,966
Centene Corp.* (Healthcare - Services)	4,878	108,828
Centennial Communications Corp.* (Telecommunications)	10,298	82,796
Central Pacific Financial Corp. (Banks)	9,214	101,999
Central Vermont Public Service Corp. (Electric)	5,420	119,457
Cenveo, Inc.* (Commercial Services)	7,588	70,113
Cepheid, Inc.* (Healthcare - Products)	5,962	102,069
Ceradyne, Inc.* (Miscellaneous Manufacturing)	3,252	150,730
Charlotte Russe Holding, Inc.* (Retail)	5,420	70,243
Charming Shoppes, Inc.* (Retail)	14,092	76,801
Chart Industries, Inc.* (Machinery-Diversified)	3,252	172,096
Chattem, Inc.* (Cosmetics/Personal Care)	2,168	139,771
Checkpoint Systems, Inc.* (Electronics)	5,420	114,199
Cheesecake Factory, Inc.* (Retail)	10,840	152,627
Chemed Corp. (Commercial Services)	2,710	115,988
Chesapeake Utilities Corp. (Oil & Gas Services)	4,878	139,462
Chico’s FAS, Inc.* (Retail)	15,718	87,549
Cirrus Logic, Inc.* (Semiconductors)	12,466	70,807
CKE Restaurants, Inc. (Retail)	9,756	119,706
Clarcor, Inc. (Miscellaneous Manufacturing)	5,420	208,778
Clean Harbors, Inc.* (Environmental Control)	1,626	126,893
Cleco Corp. (Electric)	8,672	217,927
CMGI, Inc.* (Internet)	6,504	79,609
Coeur d’Alene Mines Corp.* (Mining)	34,146	98,682
Cogdell Spencer, Inc. (REIT)	5,962	112,086
Cogent Communications Group, Inc.* (Internet)	5,962	71,902
Cogent, Inc.* (Electronics)	8,130	82,438
Cognex Corp. (Machinery-Diversified)	5,962	112,384
Coinstar, Inc.* (Commercial Services)	3,794	130,855
Collective Brands, Inc.* (Retail)	7,588	97,733
Colonial Properties Trust (REIT)	8,130	162,275
Comfort Systems USA, Inc. (Building Materials)	9,214	122,178
Community Bank System, Inc. (Banks)	7,588	179,077
Commvault Systems, Inc.* (Software)	5,962	90,801
Compass Minerals International, Inc. (Mining)	2,710	204,876
Complete Production Services, Inc.* (Oil & Gas Services)	5,420	172,573

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
comScore, Inc.* (Internet)	2,710	$51,707
Comstock Resources, Inc.* (Oil & Gas)	3,794	231,472
Comtech Telecommunications Corp.* (Telecommunications)	3,252	159,771
Conceptus, Inc.* (Healthcare - Products)	5,962	101,771
Concho Resources, Inc.* (Oil & Gas)	4,878	159,754
Concur Technologies, Inc.* (Software)	4,336	178,730
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	9,756	89,853
Corinthian Colleges, Inc.* (Commercial Services)	10,298	162,193
Corporate Office Properties Trust (REIT)	5,420	210,730
CoStar Group, Inc.* (Commercial Services)	2,710	135,202
Cox Radio, Inc. - Class A* (Media)	12,466	123,289
Crocs, Inc.* (Apparel)	10,298	45,723
Cross Country Healthcare, Inc.* (Commercial Services)	6,504	103,739
Crosstex Energy, Inc. (Oil & Gas)	4,878	156,779
CryoLife, Inc.* (Biotechnology)	7,046	95,755
CSG Systems International, Inc.* (Software)	8,130	144,226
CTS Corp. (Electronics)	11,382	146,373
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	7,046	159,662
Curtiss-Wright Corp. (Aerospace/Defense)	4,336	228,247
CV Therapeutics, Inc.* (Pharmaceuticals)	9,756	91,414
CVB Financial Corp. (Banks)	12,466	141,115
Cyberonics, Inc.* (Healthcare - Products)	4,878	134,730
CyberSource Corp.* (Internet)	7,046	125,066
Cypress Bioscience, Inc.* (Pharmaceuticals)	8,672	75,446
Daktronics, Inc. (Electronics)	4,336	77,398
Darwin Professional Underwriters, Inc.* (Insurance)	4,336	134,199
Data Domain, Inc.* (Computers)	5,420	116,855
DCT Industrial Trust, Inc. (REIT)	18,970	160,676
DealerTrack Holdings, Inc.* (Internet)	5,962	92,888
Deckers Outdoor Corp.* (Apparel)	1,084	122,503
Delta Petroleum Corp.* (Oil & Gas)	6,504	124,031
Deluxe Corp. (Commercial Services)	6,504	93,007
DHT Maritime, Inc.ADR (Transportation)	11,382	106,763
Diamond Foods, Inc. (Food)	4,878	118,633
DiamondRock Hospitality Co. (REIT)	13,550	124,931
Digimarc Corp.* (Computers)	7,588	108,508
Digital River, Inc.* (Internet)	3,794	151,343
Dillards, Inc. - Class A (Retail)	7,046	71,235
Dime Community Bancshares, Inc. (Savings & Loans)	8,130	136,015
Diodes, Inc.* (Semiconductors)	3,794	98,530
Dionex Corp.* (Electronics)	2,168	150,719
Dollar Financial Corp.* (Commercial Services)	4,878	94,341
Dress Barn, Inc.* (Retail)	7,046	113,652
Drill-Quip, Inc.* (Oil & Gas Services)	2,710	146,719
DSP Group, Inc.* (Semiconductors)	9,214	65,051
DTS, Inc.* (Home Furnishings)	3,794	108,470
Dycom Industries, Inc.* (Engineering & Construction)	5,420	86,015
Dynamic Materials Corp. (Metal Fabricate/Hardware)	2,168	71,392
Eagle Bulk Shipping, Inc.ADR (Transportation)	5,420	157,397
EarthLink, Inc.* (Internet)	11,924	107,316
East West Bancorp, Inc. (Banks)	16,260	193,657
Eclipsys Corp.* (Software)	7,588	167,315
Education Realty Trust, Inc. (REIT)	13,550	151,760
eHealth, Inc.* (Insurance)	4,336	62,959
El Paso Electric Co.* (Electric)	9,214	190,361
Electronics for Imaging, Inc.* (Computers)	8,672	121,495
EMCOR Group, Inc.* (Engineering & Construction)	7,046	212,226
EMCORE Corp.* (Semiconductors)	10,840	53,333
Empire District Electric Co. (Electric)	14,634	298,680
Emulex Corp.* (Semiconductors)	10,298	116,058
Encore Wire Corp. (Electrical Components & Equipment)	4,336	79,045
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	3,794	265,314
Energy Partners, Ltd.* (Oil & Gas)	7,046	83,706
EnerSys* (Electrical Components & Equipment)	3,794	122,470
ENGlobal Corp.* (Commercial Services)	5,962	73,571
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	3,252	117,105
Entegris, Inc.* (Semiconductors)	16,802	106,357
Enzon Pharmaceuticals, Inc.* (Biotechnology)	14,092	115,273
Epicor Software Corp.* (Software)	11,924	80,606
EPIQ Systems, Inc.* (Software)	8,672	101,289
eResearchTechnology, Inc.* (Internet)	6,504	94,698
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	2,710	111,517
ESSA Bancorp, Inc. (Banks)	13,550	180,215
Esterline Technologies Corp.* (Aerospace/Defense)	3,252	158,633
Euronet Worldwide, Inc.* (Commercial Services)	7,046	112,736
ev3, Inc.* (Healthcare - Products)	10,840	104,606
Evercore Partners, Inc. - Class A (Diversified Financial Services)	7,046	92,021
Evergreen Solar, Inc.* (Energy - Alternate Sources)	10,840	101,246
Exar Corp.* (Semiconductors)	13,008	100,162
EXCO Resources, Inc.* (Oil & Gas)	7,046	183,548
Exelixis, Inc.* (Biotechnology)	17,344	121,408
Exide Technologies* (Electrical Components & Equipment)	7,046	111,327
Extra Space Storage, Inc. (REIT)	11,382	161,283
EZCORP, Inc. - Class A* (Retail)	8,130	146,177
Fair Isaac Corp. (Software)	5,962	132,714
FairPoint Communications, Inc. (Telecommunications)	12,466	86,514
FalconStor Software, Inc.* (Software)	10,298	71,159
FCStone Group, Inc.* (Diversified Financial Services)	2,710	52,195

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Federal Signal Corp. (Miscellaneous Manufacturing)	9,756	$140,194
FEI Co.* (Electronics)	5,420	136,855
FelCor Lodging Trust, Inc. (REIT)	13,550	108,265
Ferro Corp. (Chemicals)	7,046	153,321
Financial Federal Corp. (Diversified Financial Services)	4,878	112,438
First BanCorp (Banks)	11,382	99,593
First Midwest Bancorp, Inc. (Banks)	8,672	178,036
First Niagara Financial Group, Inc. (Savings & Loans)	16,802	235,060
First Potomac Realty Trust (REIT)	10,840	172,139
FirstMerit Corp. (Banks)	12,466	245,331
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	3,252	59,772
Flow International Corp.* (Machinery-Diversified)	8,672	57,756
Flowers Foods, Inc. (Food)	8,672	260,767
Forestar Real Estate Group, Inc.* (Real Estate)	4,878	88,194
FormFactor, Inc.* (Semiconductors)	6,504	113,170
Forward Air Corp. (Transportation)	4,336	158,654
Fossil, Inc.* (Household Products/Wares)	5,420	145,148
Foundry Networks, Inc.* (Telecommunications)	16,260	283,574
Fred’s, Inc. (Retail)	9,214	118,492
Fresh Del Monte Produce, Inc.ADR* (Food)	4,878	102,828
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	1,626	60,845
FuelCell Energy, Inc.* (Energy - Alternate Sources)	13,550	112,059
Fuller (H.B.) Co. (Chemicals)	5,962	149,050
Gartner Group, Inc.* (Commercial Services)	6,504	158,437
Gaylord Entertainment Co.* (Lodging)	5,962	179,098
Genco Shipping & Trading, Ltd.ADR (Transportation)	1,626	110,861
Genesco, Inc. (Retail)	3,252	95,609
Genesee & Wyoming, Inc. - Class A* (Transportation)	3,794	153,543
GeoEye, Inc.* (Telecommunications)	4,336	93,874
GFI Group, Inc (Diversified Financial Services)	9,756	98,438
Gibraltar Industries, Inc. (Iron/Steel)	4,878	77,121
Glacier Bancorp, Inc. (Banks)	9,214	199,667
Gladstone Investment Corp. (Diversified Financial Services)	10,840	85,636
Glatfelter (Forest Products & Paper)	11,382	166,405
Glimcher Realty Trust (REIT)	10,298	95,874
Global Crossing, Ltd.ADR* (Telecommunications)	4,878	80,536
GMX Resources, Inc.* (Oil & Gas)	1,626	95,446
Golar LNG, Ltd.ADR (Transportation)	8,130	149,511
Goodrich Petroleum Corp.* (Oil & Gas)	2,168	99,403
GrafTech International, Ltd.* (Electrical Components & Equipment)	9,756	228,778
Granite Construction, Inc. (Engineering & Construction)	3,252	102,861
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,710	98,509
Greenfield Online, Inc.* (Advertising)	7,588	105,018
Grey Wolf, Inc.* (Oil & Gas)	15,718	134,232
Griffon Corp.* (Miscellaneous Manufacturing)	10,298	103,495
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	5,962	101,652
Hanmi Financial Corp. (Banks)	24,932	132,140
Harmonic, Inc.* (Telecommunications)	12,466	97,110
Harvest Natural Resources, Inc.* (Oil & Gas)	8,672	85,419
Headwaters, Inc.* (Energy - Alternate Sources)	7,588	99,479
HealthExtras, Inc.* (Pharmaceuticals)	4,878	146,389
HEALTHSOUTH Corp.* (Healthcare - Services)	9,214	151,294
Healthways, Inc.* (Healthcare - Services)	3,794	96,406
Heartland Express, Inc. (Transportation)	11,382	193,949
Hecla Mining Co.* (Mining)	15,718	144,291
HEICO Corp. (Aerospace/Defense)	3,794	132,107
Heidrick & Struggles International, Inc. (Commercial Services)	2,710	76,856
Helen of Troy, Ltd.ADR* (Household Products/Wares)	7,046	144,866
Hercules Technology Growth Capital, Inc. (Investment Companies)	13,008	129,430
Hercules, Inc. (Chemicals)	11,924	239,076
Herman Miller, Inc. (Office Furnishings)	7,046	184,182
Hexcel Corp.* (Aerospace/Defense Equipment)	10,298	195,456
Hibbett Sports, Inc.* (Retail)	5,420	114,091
Highwoods Properties, Inc. (REIT)	7,046	257,179
Hilb, Rogal, and Hobbs Co. (Insurance)	4,878	211,461
Hilltop Holdings, Inc.* (Real Estate)	13,550	139,700
HMS Holdings Corp.* (Commercial Services)	3,794	94,395
Horace Mann Educators Corp. (Insurance)	11,382	157,755
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,710	120,812
Hot Topic, Inc.* (Retail)	12,466	78,411
Hub Group, Inc. - Class A* (Transportation)	4,336	168,497
Human Genome Sciences, Inc.* (Biotechnology)	16,802	111,397
Huron Consulting Group, Inc.* (Commercial Services)	2,168	113,083
Hutchinson Technology, Inc.* (Computers)	8,130	120,649
Iconix Brand Group, Inc.* (Apparel)	8,130	97,560
II-VI, Inc.* (Electronics)	3,252	125,072
IKON Office Solutions, Inc. (Office/Business Equipment)	9,756	139,511
Immersion Corp.* (Computers)	7,046	49,674
Immucor, Inc.* (Healthcare - Products)	7,588	228,626
Incyte Genomics, Inc.* (Biotechnology)	10,298	95,359

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Independent Bank Corp. (Banks)	5,420	$141,787
Infinera Corp.* (Telecommunications)	11,382	128,161
Informatica Corp.* (Software)	10,840	175,500
Infospace, Inc. (Internet)	8,130	76,747
Inland Real Estate Corp. (REIT)	13,008	194,470
Innerworkings, Inc.* (Software)	8,672	101,116
Insight Enterprises, Inc.* (Retail)	7,588	96,823
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	6,504	112,454
Insteel Industries, Inc. (Miscellaneous Manufacturing)	4,878	86,194
Insulet Corp.* (Healthcare - Products)	4,878	68,048
Integra LifeSciences Holdings* (Biotechnology)	3,252	148,486
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	4,336	121,668
InterDigital, Inc.* (Telecommunications)	5,962	138,378
Interface, Inc. - Class A (Office Furnishings)	7,588	89,918
Interline Brands, Inc.* (Building Materials)	7,046	111,256
Intermec, Inc.* (Machinery-Diversified)	5,962	112,205
InterMune, Inc.* (Biotechnology)	5,420	93,116
International Coal Group, Inc.* (Coal)	13,008	136,194
International Shipholding Corp.* (Transportation)	4,336	102,633
Interwoven, Inc.* (Internet)	7,588	106,839
Intevac, Inc.* (Machinery-Diversified)	5,420	57,723
Invacare Corp. (Healthcare - Products)	5,962	140,286
inVentiv Health, Inc.* (Advertising)	4,336	104,758
Investors Real Estate Trust (REIT)	16,260	170,730
ION Geophysical Corp.* (Oil & Gas Services)	9,214	147,148
Iowa Telecommunications Services, Inc. (Telecommunications)	9,214	170,828
IPC Holdings, Ltd.ADR (Insurance)	8,130	260,973
iPCS, Inc.* (Telecommunications)	3,252	87,479
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	10,298	176,405
Isle of Capri Casinos, Inc.* (Entertainment)	10,840	71,978
ITC Holdings Corp. (Electric)	4,878	254,241
J. Crew Group, Inc.* (Retail)	4,336	124,703
j2 Global Communications, Inc.* (Internet)	4,878	116,926
Jack Henry & Associates, Inc. (Computers)	9,756	210,632
Jack in the Box, Inc.* (Retail)	6,504	140,356
Jackson Hewitt Tax Service, Inc. (Commercial Services)	4,878	75,414
James River Coal Co.* (Coal)	2,168	93,983
Jo-Ann Stores, Inc.* (Retail)	3,794	83,354
Kaydon Corp. (Metal Fabricate/Hardware)	3,252	154,210
Kayne Anderson Energy Development Fund (Investment Companies)	6,504	146,340
Kendle International, Inc.* (Commercial Services)	2,710	111,517
Kenexa Corp.* (Commercial Services)	4,878	91,170
Kindred Healthcare, Inc.* (Healthcare - Services)	3,252	87,706
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	10,840	177,668
Knight Transportation, Inc. (Transportation)	8,130	153,820
Knoll, Inc. (Office Furnishings)	7,588	117,159
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	2,168	93,679
Korn/Ferry International* (Commercial Services)	6,504	113,820
L-1 Identity Solutions, Inc.* (Electronics)	8,130	109,511
Laclede Group, Inc. (Gas)	6,504	275,835
Lance, Inc. (Food)	6,504	119,674
Landec Corp.* (Chemicals)	13,008	115,511
Landry’s Restaurants, Inc. (Retail)	7,046	102,660
LaSalle Hotel Properties (REIT)	5,420	123,088
Lawson Software, Inc.* (Software)	14,634	118,682
Layne Christensen Co.* (Engineering & Construction)	2,168	99,013
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	9,214	88,178
Lear Corp.* (Auto Parts & Equipment)	6,504	93,723
Lexington Corporate Properties Trust (REIT)	13,008	187,315
Libbey, Inc. (Housewares)	7,588	68,823
Life Time Fitness, Inc.* (Leisure Time)	3,794	113,023
Lindsay Manufacturing Co. (Machinery-Diversified)	1,084	100,021
Live Nation, Inc.* (Commercial Services)	9,214	116,281
Longs Drug Stores Corp. (Retail)	3,252	152,031
Louisiana-Pacific Corp. (Forest Products & Paper)	13,008	110,048
Luby’s, Inc.* (Retail)	15,718	109,397
Lufkin Industries, Inc. (Oil & Gas Services)	1,626	145,039
Luminex Corp.* (Healthcare - Products)	4,878	107,316
Macrovision Solutions Corp.* (Entertainment)	9,756	148,291
Magellan Health Services, Inc.* (Healthcare - Services)	5,420	226,285
Magma Design Automation, Inc.* (Electronics)	10,840	68,726
Maguire Properties, Inc. (REIT)	6,504	70,178
Maidenform Brands, Inc.* (Apparel)	5,420	82,980
Manhattan Associates, Inc.* (Computers)	4,878	119,706
Martek Biosciences Corp.* (Biotechnology)	3,794	142,692
Martha Stewart Living Omnimedia, Inc. - Class A* (Media)	8,130	59,268
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	5,962	206,881
Masimo Corp.* (Healthcare - Products)	5,420	204,713
MasTec, Inc.* (Telecommunications)	7,046	101,110

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Matrix Service Co.* (Oil & Gas Services)	3,252	$73,398
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	3,252	162,307
Max Capital Group, Ltd.ADR (Insurance)	10,840	254,415
MAXIMUS, Inc. (Commercial Services)	3,794	140,795
McMoRan Exploration Co.* (Oil & Gas)	4,878	130,877
Medarex, Inc.* (Pharmaceuticals)	16,802	166,004
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	6,504	119,413
Mentor Graphics Corp.* (Computers)	10,298	142,936
MercadoLibre, Inc.* (Commercial Services)	2,168	77,723
Meridian Bioscience, Inc. (Healthcare - Products)	4,878	126,877
Merit Medical Systems, Inc.* (Healthcare - Products)	6,504	131,446
Meritage Homes Corp.* (Home Builders)	3,794	68,482
Micros Systems, Inc.* (Computers)	8,672	274,729
Microsemi Corp.* (Semiconductors)	8,672	225,125
Micrus Endovascular Corp.* (Healthcare - Products)	6,504	94,568
Minerals Technologies, Inc. (Chemicals)	2,168	139,858
Mitcham Industries, Inc.* (Commercial Services)	5,420	83,360
MKS Instruments, Inc.* (Semiconductors)	6,504	133,982
Mobile Mini, Inc.* (Storage/Warehousing)	4,878	97,462
Modine Manufacturing Co. (Auto Parts & Equipment)	5,962	103,977
Momenta Pharmaceuticals, Inc.* (Biotechnology)	4,336	71,891
Monarch Casino & Resort, Inc.* (Lodging)	8,130	100,162
Monolithic Power Systems, Inc.* (Semiconductors)	4,336	94,308
Montpelier Re Holdings, Ltd.ADR (Insurance)	13,550	212,735
MPS Group, Inc.* (Commercial Services)	12,466	143,608
MSC.Software Corp.* (Software)	9,756	122,926
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,336	111,305
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	13,550	123,305
MVC Capital, Inc. (Investment Companies)	7,588	106,839
Myriad Genetics, Inc.* (Biotechnology)	4,878	324,387
Nara Bancorp, Inc. (Banks)	11,924	124,964
NATCO Group, Inc. - Class A* (Oil & Gas Services)	2,710	129,131
National Penn Bancshares, Inc. (Banks)	11,382	152,860
National Retail Properties, Inc. (REIT)	10,298	217,700
Natus Medical, Inc.* (Healthcare - Products)	5,420	125,798
Navigant Consulting Co.* (Commercial Services)	5,962	110,178
NCI Building Systems, Inc.* (Building Materials)	2,710	101,517
Nektar Therapeutics* (Biotechnology)	15,176	75,576
Ness Technologies, Inc.* (Commercial Services)	11,382	140,795
Net 1 UEPS Technologies, Inc.* (Commercial Services)	5,420	127,804
Netflix, Inc.* (Internet)	4,336	133,939
NETGEAR, Inc.* (Telecommunications)	5,962	90,324
Netlogic Microsystems, Inc.* (Semiconductors)	2,710	86,747
New Jersey Resources Corp. (Gas)	8,130	277,152
NewAlliance Bancshares, Inc. (Savings & Loans)	15,176	196,984
Newpark Resources, Inc.* (Oil & Gas Services)	9,756	71,414
Newport Corp.* (Electronics)	8,130	85,284
Nicor, Inc. (Gas)	5,420	215,824
NN, Inc. (Metal Fabricate/Hardware)	9,214	122,730
Nordic American Tanker Shipping, Ltd.ADR (Transportation)	3,794	151,456
Nordson Corp. (Machinery-Diversified)	3,252	229,786
Novatel Wireless, Inc.* (Telecommunications)	6,504	60,812
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	7,046	87,511
Nu Skin Enterprises, Inc. (Retail)	9,756	157,657
NuVasive, Inc.* (Healthcare - Products)	3,794	213,109
NYMAGIC, Inc. (Insurance)	4,336	86,720
Obagi Medical Products, Inc.* (Pharmaceuticals)	7,588	72,238
Oilsands Quest, Inc.* (Oil & Gas)	12,466	56,222
Old National Bancorp (Banks)	10,298	156,324
Olin Corp. (Chemicals)	8,130	241,786
Olympic Steel, Inc. (Iron/Steel)	1,084	55,121
OM Group, Inc.* (Chemicals)	3,252	109,267
OMEGA Healthcare Investors, Inc. (REIT)	10,298	177,846
Omnicell, Inc.* (Software)	7,588	123,305
Omniture, Inc.* (Commercial Services)	6,504	112,844
OmniVision Technologies, Inc.* (Semiconductors)	7,046	77,154
On Assignment, Inc.* (Commercial Services)	9,214	78,595
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	5,420	219,510
Oplink Communications, Inc.* (Telecommunications)	8,130	88,373
optionsXpress Holdings, Inc. (Diversified Financial Services)	6,504	161,364
Orbital Sciences Corp.* (Aerospace/Defense)	6,504	162,665
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	5,962	313,780
Otter Tail Corp. (Electric)	5,962	270,317
Overstock.com, Inc.* (Internet)	2,168	38,504
Owens & Minor, Inc. (Distribution/Wholesale)	3,794	174,220

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Pacer International, Inc. (Transportation)	5,962	$141,538
Pacific Capital Bancorp (Banks)	9,214	120,427
Pacific Sunwear of California, Inc.* (Retail)	9,756	84,975
PacWest Bancorp (Banks)	5,962	111,012
PAETEC Holding Corp.* (Telecommunications)	14,092	83,002
Palm, Inc. (Computers)	13,550	89,159
Palomar Medical Technologies, Inc.* (Healthcare - Products)	7,046	90,118
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	5,420	93,766
Parallel Petroleum Corp.* (Oil & Gas)	5,420	88,780
Parametric Technology Corp.* (Software)	13,550	262,463
PAREXEL International Corp.* (Commercial Services)	6,504	190,112
Parker Drilling Co.* (Oil & Gas)	13,550	109,349
PC-Tel, Inc. (Internet)	10,298	107,408
PDL BioPharma, Inc. (Biotechnology)	13,008	145,299
Peet’s Coffee & Tea, Inc.* (Beverages)	5,962	116,199
Penn Virginia Corp. (Oil & Gas)	3,794	230,485
Penson Worldwide, Inc.* (Diversified Financial Services)	4,878	89,853
PeopleSupport, Inc.* (Commercial Services)	8,130	75,446
Perficient, Inc.* (Internet)	5,962	60,037
Perini Corp.* (Engineering & Construction)	2,710	74,146
Perot Systems Corp. - Class A* (Computers)	9,214	154,058
PetMed Express, Inc.* (Pharmaceuticals)	7,046	102,167
PetroQuest Energy, Inc.* (Oil & Gas)	4,878	101,804
PharMerica Corp.* (Pharmaceuticals)	4,878	115,365
Phase Forward, Inc.* (Software)	5,962	109,701
PHH Corp.* (Commercial Services)	7,046	109,143
Phoenix Technologies, Ltd.* (Software)	9,214	111,213
Photon Dynamics, Inc.* (Electronics)	10,298	153,440
Pioneer Drilling Co.* (Oil & Gas)	7,046	111,961
Piper Jaffray* (Diversified Financial Services)	2,710	96,205
Plantronics, Inc. (Telecommunications)	5,962	145,175
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	5,962	215,228
Plexus Corp.* (Electronics)	5,420	154,470
PMC-Sierra, Inc.* (Semiconductors)	21,138	153,039
PNM Resources, Inc. (Electric)	10,840	126,936
Polaris Industries, Inc. (Leisure Time)	3,252	139,186
Polycom, Inc.* (Telecommunications)	10,298	243,033
PolyOne Corp.* (Chemicals)	11,382	85,365
Pool Corp. (Distribution/Wholesale)	7,046	155,576
Portland General Electric Co. (Electric)	10,298	241,900
Post Properties, Inc. (REIT)	4,878	155,072
Power Integrations, Inc.* (Semiconductors)	4,336	118,460
Powerwave Technologies, Inc.* (Telecommunications)	18,428	75,555
Premiere Global Services, Inc.* (Telecommunications)	9,214	139,224
Prestige Brands Holdings, Inc.* (Healthcare - Products)	7,046	69,896
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	4,878	80,487
Progress Software Corp.* (Software)	7,046	207,364
Prosperity Bancshares, Inc. (Banks)	6,504	208,778
Provident Financial Services, Inc. (Savings & Loans)	9,214	134,432
Provident New York Bancorp (Savings & Loans)	12,466	153,082
PSS World Medical, Inc.* (Healthcare - Products)	9,214	154,427
Psychiatric Solutions, Inc.* (Healthcare - Services)	5,420	189,808
Quest Resource Corp.* (Oil & Gas)	7,046	64,682
Quest Software, Inc.* (Software)	10,298	155,603
Quidel Corp.* (Healthcare - Products)	5,420	109,809
Quiksilver, Inc.* (Apparel)	13,550	103,929
Rackable Systems, Inc.* (Computers)	7,046	89,132
RadiSys Corp.* (Computers)	7,588	87,869
Radyne Corp.* (Telecommunications)	8,672	99,641
RAIT Financial Trust (REIT)	11,382	75,690
Ralcorp Holdings, Inc.* (Food)	3,794	204,724
RCN Corp.* (Telecommunications)	9,214	112,134
Realty Income Corp. (REIT)	11,382	286,713
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	5,962	76,492
Redwood Trust, Inc. (REIT)	3,794	82,823
Regal-Beloit Corp. (Hand/Machine Tools)	3,252	135,771
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	7,588	166,101
Regis Corp. (Retail)	5,420	151,706
Rent-A-Center, Inc.* (Commercial Services)	7,046	149,375
Resources Connection, Inc. (Commercial Services)	4,878	112,877
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	4,336	110,308
Riverbed Technology, Inc.* (Computers)	7,046	111,820
Robbins & Myers, Inc. (Machinery-Diversified)	3,252	165,104
Rock-Tenn Co. - Class A (Forest Products & Paper)	4,878	173,413
Rockwood Holdings Inc.* (Chemicals)	4,878	186,096
Rofin-Sinar Technologies, Inc.* (Electronics)	3,794	128,465
Rosetta Resources, Inc.* (Oil & Gas)	5,962	140,822
Royal Gold, Inc. (Mining)	5,962	212,724
RTI Biologics, Inc.* (Healthcare - Products)	10,298	85,370
RTI International Metals, Inc.* (Mining)	2,710	73,875
Ruddick Corp. (Food)	4,336	134,243
Rural Cellular Corp. - Class A* (Telecommunications)	2,710	121,842
S&T Bancorp, Inc. (Banks)	5,962	199,965
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	10,298	82,178

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Savient Pharmaceuticals, Inc.* (Biotechnology)	5,420	$144,064
SAVVIS, Inc.* (Telecommunications)	5,962	96,167
School Specialty, Inc.* (Retail)	4,878	162,486
Schulman (A.), Inc. (Chemicals)	7,588	176,269
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	7,046	131,126
Sciele Pharma, Inc. (Pharmaceuticals)	5,420	101,083
Seabright Insurance Holdings* (Insurance)	8,672	99,728
Seattle Genetics, Inc.* (Biotechnology)	9,214	104,671
Selective Insurance Group, Inc. (Insurance)	7,046	152,194
Semtech Corp.* (Semiconductors)	10,298	150,042
Senior Housing Properties Trust (REIT)	11,924	251,000
Sensient Technologies Corp. (Chemicals)	5,962	185,537
Sequenom, Inc.* (Biotechnology)	8,130	173,657
Silgan Holdings, Inc. (Packaging & Containers)	3,252	171,771
Silicon Image, Inc.* (Semiconductors)	13,550	94,986
Sinclair Broadcast Group, Inc. - Class A (Media)	13,550	103,387
SkyWest, Inc. (Airlines)	9,214	140,237
Skyworks Solutions, Inc.* (Semiconductors)	16,260	153,820
Smart Balance, Inc.* (Food)	9,756	72,194
Solera Holdings, Inc.* (Software)	6,504	188,551
Solutia, Inc.* (Chemicals)	7,588	115,869
Sonic Corp.* (Retail)	10,298	155,397
SONICWALL, Inc.* (Internet)	10,840	63,306
Sonus Networks, Inc.* (Telecommunications)	21,138	76,731
Sotheby’s (Commercial Services)	7,046	195,456
Southwest Gas Corp. (Water)	11,382	122,812
Spartan Stores, Inc. (Food)	4,336	103,153
Starent Networks Corp.* (Software)	5,420	71,002
STEC, Inc.* (Computers)	6,504	65,040
Steinway Musical Instruments, Inc.* (Commercial Services)	3,794	105,170
STERIS Corp. (Healthcare - Products)	6,504	222,242
Sterling Bancorp (Banks)	8,130	114,145
Sterling Bancshares, Inc. (Banks)	18,970	184,388
Steven Madden, Ltd.* (Apparel)	4,878	109,706
Stewart Information Services Corp. (Insurance)	5,962	104,097
Stifel Financial Corp.* (Diversified Financial Services)	3,252	136,942
Stone Energy Corp.* (Oil & Gas)	2,168	110,611
Strategic Hotels & Resorts, Inc. (REIT)	15,176	119,739
Sun Communities, Inc. (REIT)	11,382	193,266
Sun Healthcare Group, Inc.* (Healthcare - Services)	7,046	100,687
Sunrise Assisted Living, Inc.* (Healthcare - Services)	4,878	87,463
Sunstone Hotel Investors, Inc. (REIT)	9,214	119,229
Superior Essex, Inc.* (Electrical Components & Equipment)	2,710	122,004
Superior Industries International, Inc. (Auto Parts & Equipment)	7,046	119,007
Superior Well Services, Inc.* (Oil & Gas Services)	3,252	103,284
Susquehanna Bancshares, Inc. (Banks)	11,924	170,752
SVB Financial Group* (Banks)	5,420	312,138
Swift Energy Co.* (Oil & Gas)	2,710	137,722
Switch & Data Facilities Co.* (Internet)	4,336	72,975
Sybase, Inc.* (Software)	8,130	273,249
Sykes Enterprises, Inc.* (Computers)	5,962	105,289
Synaptics, Inc.* (Computers)	2,710	130,676
Syniverse Holdings, Inc.* (Telecommunications)	5,420	87,804
T-3 Energy Services, Inc.* (Oil & Gas Services)	1,626	111,495
Take-Two Interactive Software, Inc.* (Software)	8,130	185,364
Tanger Factory Outlet Centers, Inc. (REIT)	4,878	182,145
Taser International, Inc.* (Electronics)	11,382	57,365
Team, Inc.* (Commercial Services)	2,710	98,942
Technitrol, Inc. (Electronics)	6,504	91,186
Tecumseh Products Co. - Class A* (Machinery-Diversified)	2,168	71,002
Tekelec* (Telecommunications)	10,840	168,996
Teledyne Technologies, Inc.* (Aerospace/Defense)	3,252	204,551
TeleTech Holdings, Inc.* (Commercial Services)	6,504	88,454
Tempur-Pedic International, Inc. (Home Furnishings)	8,130	76,341
Tennant Co. (Machinery-Diversified)	3,252	85,560
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	7,046	101,603
Tercica, Inc.* (Biotechnology)	11,382	100,617
Tessera Technologies, Inc.* (Semiconductors)	5,962	103,858
Tetra Tech, Inc.* (Environmental Control)	6,504	186,860
Texas Capital Bancshares, Inc.* (Banks)	9,214	148,806
Texas Industries, Inc. (Building Materials)	1,626	84,064
The Cato Corp. - Class A (Retail)	6,504	116,357
The Children’s Place Retail Stores, Inc.* (Retail)	2,710	103,116
The Finish Line, Inc. - Class A* (Retail)	7,588	82,330
The Geo Group, Inc.* (Commercial Services)	5,962	143,326
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	4,336	68,986
The Gymboree Corp.* (Apparel)	2,710	101,354
The Hain Celestial Group, Inc.* (Food)	7,046	184,182
The Knot, Inc.* (Internet)	9,214	80,715
The Medicines Co.* (Pharmaceuticals)	7,046	156,492
The Men’s Wearhouse, Inc. (Retail)	5,962	118,703
The Pep Boys - Manny, Moe & Jack (Retail)	10,298	75,999
The Phoenix Cos., Inc. (Insurance)	16,260	158,210

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
The Ryland Group, Inc. (Home Builders)	4,878	$100,438
The Spectranetics Corp.* (Healthcare - Products)	7,588	67,913
The Steak n Shake Co.* (Retail)	13,550	93,360
The Timberland Co. - Class A* (Apparel)	6,504	93,267
The TriZetto Group, Inc.* (Internet)	7,046	153,673
The Ultimate Software Group, Inc.* (Software)	3,252	85,300
The Warnaco Group, Inc.* (Apparel)	4,336	181,895
Theravance, Inc.* (Pharmaceuticals)	8,130	129,917
thinkorswim Group, Inc.* (Diversified Financial Services)	8,130	65,284
Thoratec Corp.* (Healthcare - Products)	8,130	152,519
THQ, Inc.* (Software)	7,588	115,186
Tibco Software, Inc.* (Internet)	21,680	177,993
Titan International, Inc. (Auto Parts & Equipment)	3,252	150,275
TiVo, Inc.* (Home Furnishings)	14,092	108,227
TNS, Inc.* (Commercial Services)	4,336	98,861
Toreador Resources Corp.* (Oil & Gas)	7,588	53,951
Town Sports International Holdings, Inc.* (Commercial Services)	8,130	81,219
Tractor Supply Co.* (Retail)	4,336	164,811
TradeStation Group, Inc.* (Diversified Financial Services)	9,214	99,327
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	4,336	159,608
Tredegar Corp. (Miscellaneous Manufacturing)	5,962	97,658
TreeHouse Foods, Inc.* (Food)	5,420	146,882
Triple-S Management Corp. - Class BADR * (Healthcare - Services)	7,046	111,820
TriQuint Semiconductor, Inc.* (Semiconductors)	16,802	94,595
True Religion Apparel, Inc.* (Apparel)	2,710	70,026
TrueBlue, Inc.* (Commercial Services)	7,046	106,395
TrustCo Bank Corp. NY (Banks)	17,344	151,413
Trustmark Corp. (Banks)	7,588	137,039
TTM Technologies, Inc.* (Electronics)	8,672	97,560
Tupperware Corp. (Household Products/Wares)	5,962	232,518
tw telecom, Inc.* (Telecommunications)	15,176	242,512
TXCO Resources, Inc.* (Oil & Gas)	8,130	76,422
U-Store-It Trust (REIT)	13,008	151,543
U.S. Physical Therapy, Inc.* (Healthcare - Services)	9,214	150,465
UAL Corp. (Airlines)	11,924	99,088
Ultratech Stepper, Inc.* (Semiconductors)	5,962	87,880
UMB Financial Corp. (Banks)	3,794	208,936
Under Armour, Inc. - Class A* (Retail)	3,794	110,595
Unisource Energy Corp. (Electric)	4,336	132,465
United America Indemnity, Ltd. - Class AADR* (Insurance)	7,588	98,872
United Natural Foods, Inc.* (Food)	5,962	114,590
United Online, Inc. (Internet)	8,672	94,178
United Therapeutics Corp.* (Pharmaceuticals)	2,168	245,830
Universal American Financial Corp.* (Insurance)	8,130	85,284
Universal Corp. (Agriculture)	2,710	139,890
Universal Health Realty Income Trust (REIT)	5,420	189,537
Universal Technical Institute, Inc.* (Commercial Services)	7,046	103,435
USA Mobility, Inc. (Telecommunications)	11,382	92,422
USEC, Inc.* (Mining)	11,924	62,243
UTStarcom, Inc.* (Telecommunications)	16,802	79,305
VAALCO Energy, Inc.* (Oil & Gas)	10,298	67,452
Vail Resorts, Inc.* (Entertainment)	3,794	153,202
Valassis Communications, Inc.* (Commercial Services)	6,504	57,365
Valeant Pharmaceuticals International* (Pharmaceuticals)	8,130	139,186
ValueClick, Inc.* (Internet)	9,756	116,096
Varian, Inc.* (Electronics)	3,252	160,649
Veeco Instruments, Inc.* (Semiconductors)	7,046	114,709
Venoco, Inc.* (Oil & Gas)	3,252	54,634
VeriFone Holdings, Inc.* (Software)	8,130	121,625
Vignette Corp.* (Internet)	8,130	91,544
ViroPharma, Inc.* (Pharmaceuticals)	8,672	106,752
VistaPrint, Ltd.ADR* (Commercial Services)	5,420	139,673
Vital Images, Inc.* (Software)	7,046	107,099
VIVUS, Inc.* (Healthcare - Products)	11,382	95,950
Volcano Corp.* (Healthcare - Products)	7,046	106,888
Volcom, Inc.* (Apparel)	2,710	48,617
Volterra Semiconductor Corp.* (Semiconductors)	5,420	88,888
W-H Energy Services, Inc.* (Oil & Gas Services)	3,252	297,656
W.R. Grace & Co.* (Chemicals)	7,588	195,543
Wabtec Corp. (Machinery-Diversified)	4,336	240,648
Warren Resources, Inc.* (Oil & Gas)	9,756	113,950
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	3,794	219,824
Watts Water Technologies, Inc. - Class A (Electronics)	5,420	160,107
Websense, Inc.* (Internet)	6,504	135,738
Werner Enterprises, Inc. (Transportation)	8,672	206,480
West Coast Bancorp (Banks)	8,672	95,479
West Pharmaceutical Services, Inc. (Healthcare - Products)	3,252	149,332
Westamerica Bancorp (Banks)	3,252	169,104
Westar Energy, Inc. (Electric)	11,924	263,282
Westfield Financial, Inc. (Banks)	11,382	112,113
Willbros Group, Inc.ADR* (Oil & Gas Services)	3,794	142,579
Wind River Systems, Inc.* (Software)	10,298	120,796
Winn-Dixie Stores, Inc.* (Food)	6,504	103,349
WMS Industries, Inc.* (Leisure Time)	4,878	137,462
Wolverine World Wide, Inc. (Apparel)	5,420	144,877

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Woodward Governor Co. (Electronics)	5,962	$268,290
World Fuel Services Corp. (Retail)	4,336	104,498
World Wrestling Entertainment, Inc. (Entertainment)	9,214	151,017
Worthington Industries, Inc. (Metal Fabricate/Hardware)	8,130	144,226
Wright Express Corp.* (Commercial Services)	4,878	129,511
Wright Medical Group, Inc.* (Healthcare - Products)	5,962	187,743
XenoPort, Inc.* (Pharmaceuticals)	2,710	124,172
YRC Worldwide, Inc.* (Transportation)	7,588	128,237
Zenith National Insurance Corp. (Insurance)	4,336	149,202
Zoll Medical Corp.* (Healthcare - Products)	2,710	85,365
Zoltek Cos., Inc.* (Chemicals)	3,252	72,585
Zoran Corp.* (Semiconductors)	8,130	67,235

TOTAL COMMON STOCKS (Cost $95,359,590)		96,704,502

	Principal Amount
Repurchase Agreements (28.8%)
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $13,536,790 (Collateralized by $13,751,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $13,807,866)	$13,536,000	13,536,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $18,049,053 (Collateralized by $18,362,000 of various Federal Home Loan Bank Securities, 3.63%-5.20%, 9/26/08-7/1/11, market value $18,413,963)	18,048,000	18,048,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $7,996,462 (Collateralized by $8,165,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $8,165,063)	7,996,000	7,996,000

TOTAL REPURCHASE AGREEMENTS (Cost $39,580,000)		39,580,000

TOTAL INVESTMENT SECURITIES (Cost $134,939,590)—99.1%		136,284,502
Net other assets (liabilities) — 0.9%		1,245,574

NET ASSETS — 100.0%		$137,530,076

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $17,510,280)	246	$312,655

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 8/27/08	$19,320,950	$881,684
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 8/27/08	$4,462,313	$115,865

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	0.2%
Aerospace/Defense	0.6%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.2%
Apparel	1.1%
Auto Parts & Equipment	0.8%
Banks	3.3%
Beverages	0.2%
Biotechnology	2.5%
Building Materials	0.5%
Chemicals	1.5%
Coal	0.2%
Commercial Services	5.1%
Computers	1.7%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.3%
Diversified Financial Services	1.1%
Electric	1.1%
Electrical Components & Equipment	0.8%
Electronics	1.9%
Energy - Alternate Sources	0.3%
Engineering & Construction	0.6%
Entertainment	0.5%
Environmental Control	0.3%
Food	1.3%
Forest Products & Paper	0.4%
Gas	0.3%
Hand/Machine Tools	0.2%
Healthcare - Products	3.3%
Healthcare - Services	1.2%
Home Builders	0.1%
Home Furnishings	0.3%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	2.0%
Internet	2.2%
Investment Companies	0.5%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.2%
Machinery-Diversified	1.4%
Media	0.3%
Metal Fabricate/Hardware	0.6%
Mining	0.7%
Miscellaneous Manufacturing	1.4%

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	July 31, 2008

Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	3.1%
Oil & Gas Services	1.5%
Packaging & Containers	0.1%
Pharmaceuticals	2.7%
REIT	3.6%
Real Estate	0.2%
Retail	4.0%
Savings & Loans	0.6%
Semiconductors	2.5%
Software	3.2%
Storage/Warehousing	0.1%
Telecommunications	3.5%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.5%
Water	0.3%
Other**	29.7%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2008

	Shares	Value
Common Stocks (76.9%)
3M Co. (Miscellaneous Manufacturing)	5,109	$359,623
Abbott Laboratories (Pharmaceuticals)	11,154	628,416
Abercrombie & Fitch Co. - Class A (Retail)	624	34,457
Adobe Systems, Inc.* (Software)	3,861	159,652
Advanced Micro Devices, Inc.* (Semiconductors)	4,368	18,389
Aetna, Inc. (Healthcare - Services)	3,510	143,945
Affiliated Computer Services, Inc. - Class A* (Computers)	702	33,836
AFLAC, Inc. (Insurance)	3,432	190,854
Agilent Technologies, Inc.* (Electronics)	2,613	94,225
Air Products & Chemicals, Inc. (Chemicals)	1,521	144,814
AK Steel Holding Corp. (Iron/Steel)	780	49,530
Akamai Technologies, Inc.* (Internet)	1,209	28,218
Alcoa, Inc. (Mining)	5,889	198,754
Allegheny Energy, Inc. (Electric)	1,209	58,516
Allegheny Technologies, Inc. (Iron/Steel)	741	35,042
Allergan, Inc. (Pharmaceuticals)	2,223	115,440
Allied Waste Industries, Inc.* (Environmental Control)	2,457	29,730
Allstate Corp. (Insurance)	3,978	183,863
Altera Corp. (Semiconductors)	2,184	47,939
Altria Group, Inc. (Agriculture)	15,132	307,936
Amazon.com, Inc.* (Internet)	2,223	169,704
Ameren Corp. (Electric)	1,521	62,498
American Capital, Ltd. (Investment Companies)	1,482	30,114
American Electric Power, Inc. (Electric)	2,886	113,997
American Express Co. (Diversified Financial Services)	8,385	311,251
American International Group, Inc. (Insurance)	19,422	505,943
American Tower Corp.* (Telecommunications)	2,847	119,289
Ameriprise Financial, Inc. (Diversified Financial Services)	1,599	67,958
AmerisourceBergen Corp. (Pharmaceuticals)	1,170	48,988
Amgen, Inc.* (Biotechnology)	7,878	493,399
Anadarko Petroleum Corp. (Oil & Gas)	3,393	196,489
Analog Devices, Inc. (Semiconductors)	2,106	64,254
Anheuser-Busch Cos., Inc. (Beverages)	5,148	348,828
AON Corp. (Insurance)	2,145	98,241
Apache Corp. (Oil & Gas)	2,418	271,227
Apartment Investment and Management Co. - Class A (REIT)	663	22,655
Apollo Group, Inc. - Class A* (Commercial Services)	1,014	63,162
Apple Computer, Inc.* (Computers)	6,357	1,010,445
Applied Biosystems, Inc. (Electronics)	1,209	44,648
Applied Materials, Inc. (Semiconductors)	9,789	169,545
Archer-Daniels-Midland Co. (Agriculture)	4,641	132,872
Ashland, Inc. (Chemicals)	390	16,290
Assurant, Inc. (Insurance)	702	42,204
AT&T, Inc. (Telecommunications)	42,939	1,322,951
Autodesk, Inc.* (Software)	1,599	50,992
Automatic Data Processing, Inc. (Software)	3,744	159,906
AutoNation, Inc.* (Retail)	975	10,062
AutoZone, Inc.* (Retail)	312	40,650
Avalonbay Communities, Inc. (REIT)	546	54,442
Avery Dennison Corp. (Household Products/Wares)	780	34,328
Avon Products, Inc. (Cosmetics/Personal Care)	3,081	130,634
Baker Hughes, Inc. (Oil & Gas Services)	2,223	184,309
Ball Corp. (Packaging & Containers)	702	31,295
Bank of America Corp. (Banks)	32,175	1,058,557
Bank of New York Mellon Corp. (Banks)	8,268	293,514
Bard (C.R.), Inc. (Healthcare - Products)	702	65,174
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	780	51,464
Baxter International, Inc. (Healthcare - Products)	4,524	310,392
BB&T Corp. (Banks)	3,939	110,371
Becton, Dickinson & Co. (Healthcare - Products)	1,755	149,017
Bed Bath & Beyond, Inc.* (Retail)	1,872	52,098
Bemis Co., Inc. (Packaging & Containers)	702	19,768
Best Buy Co., Inc. (Retail)	2,496	99,141
Big Lots, Inc.* (Retail)	585	17,819
Biogen Idec, Inc.* (Biotechnology)	2,106	146,915
BJ Services Co. (Oil & Gas Services)	2,106	61,916
Black & Decker Corp. (Hand/Machine Tools)	429	25,749
BMC Software, Inc.* (Software)	1,365	44,895
Boeing Co. (Aerospace/Defense)	5,421	331,277
Boston Properties, Inc. (REIT)	858	82,531
Boston Scientific Corp.* (Healthcare - Products)	9,750	115,928
Bristol-Myers Squibb Co. (Pharmaceuticals)	14,313	302,291
Broadcom Corp. - Class A* (Semiconductors)	3,237	78,627
Brown-Forman Corp. (Beverages)	624	44,903
Burlington Northern Santa Fe Corp. (Transportation)	2,106	219,298
C.H. Robinson Worldwide, Inc. (Transportation)	1,248	60,154
CA, Inc. (Software)	2,808	66,999
Cabot Oil & Gas Corp. (Oil & Gas)	702	30,895
Cameron International Corp.* (Oil & Gas Services)	1,560	74,506
Campbell Soup Co. (Food)	1,560	56,753
Capital One Financial Corp. (Diversified Financial Services)	2,730	114,278
Cardinal Health, Inc. (Pharmaceuticals)	2,574	138,301
Carnival Corp. - Class AADR (Leisure Time)	3,159	116,693

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Caterpillar, Inc. (Machinery - Construction & Mining)	4,446	$309,086
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	1,248	17,534
CBS Corp. - Class B (Media)	4,914	80,393
Celgene Corp.* (Biotechnology)	3,159	238,473
CenterPoint Energy, Inc. (Electric)	2,379	37,517
Centex Corp. (Home Builders)	897	13,168
CenturyTel, Inc. (Telecommunications)	780	29,008
Chesapeake Energy Corp. (Oil & Gas)	3,471	174,071
ChevronTexaco Corp. (Oil & Gas)	14,937	1,263,073
Chubb Corp. (Insurance)	2,652	127,402
Ciena Corp.* (Telecommunications)	663	13,704
CIGNA Corp. (Insurance)	2,028	75,077
Cincinnati Financial Corp. (Insurance)	1,170	32,573
Cintas Corp. (Textiles)	936	26,620
Cisco Systems, Inc.* (Telecommunications)	42,705	939,083
CIT Group, Inc. (Diversified Financial Services)	2,028	17,197
Citigroup, Inc. (Diversified Financial Services)	39,351	735,470
Citrix Systems, Inc.* (Software)	1,326	35,325
Clorox Co. (Household Products/Wares)	1,014	55,263
CME Group, Inc. (Diversified Financial Services)	390	140,451
CMS Energy Corp. (Electric)	1,638	22,113
Coach, Inc.* (Apparel)	2,457	62,678
Coca-Cola Co. (Beverages)	14,430	743,145
Coca-Cola Enterprises, Inc. (Beverages)	2,067	34,994
Cognizant Technology Solutions Corp.* (Computers)	2,106	59,115
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,666	272,274
Comcast Corp. - Special Class A (Media)	21,411	441,495
Comerica, Inc. (Banks)	1,092	31,362
Computer Sciences Corp.* (Computers)	1,092	51,728
Compuware Corp.* (Software)	1,872	20,592
ConAgra Foods, Inc. (Food)	3,510	76,097
ConocoPhillips (Oil & Gas)	11,154	910,389
CONSOL Energy, Inc. (Coal)	1,326	98,641
Consolidated Edison, Inc. (Electric)	1,989	78,963
Constellation Brands, Inc.* (Beverages)	1,404	30,214
Constellation Energy Group, Inc. (Electric)	1,287	107,027
Convergys Corp.* (Commercial Services)	897	11,392
Cooper Industries, Ltd. - Class AADR (Miscellaneous Manufacturing)	1,248	52,628
Corning, Inc. (Telecommunications)	11,388	227,874
Costco Wholesale Corp. (Retail)	3,120	195,562
Coventry Health Care, Inc.* (Healthcare - Services)	1,092	38,624
Covidien, Ltd.ADR (Healthcare - Products)	3,627	178,593
CSX Corp. (Transportation)	2,925	197,671
Cummins, Inc. (Machinery-Diversified)	1,482	98,316
CVS Corp. (Retail)	10,335	377,227
D.R. Horton, Inc. (Home Builders)	1,989	22,118
Danaher Corp. (Miscellaneous Manufacturing)	1,833	145,998
Darden Restaurants, Inc. (Retail)	1,014	33,026
DaVita, Inc.* (Healthcare - Services)	741	41,385
Dean Foods Co.* (Food)	1,092	23,260
Deere & Co. (Machinery-Diversified)	3,120	218,899
Dell, Inc.* (Computers)	14,586	358,378
Developers Diversified Realty Corp. (REIT)	858	27,422
Devon Energy Corp. (Oil & Gas)	3,237	307,159
Dillards, Inc. - Class A (Retail)	429	4,337
DIRECTV Group, Inc.* (Media)	5,148	139,099
Discover Financial Services (Diversified Financial Services)	3,471	50,850
Dominion Resources, Inc. (Electric)	4,173	184,363
Dover Corp. (Miscellaneous Manufacturing)	1,365	67,745
DTE Energy Co. (Electric)	1,170	47,970
E.I. du Pont de Nemours & Co. (Chemicals)	6,513	285,335
Duke Energy Corp. (Electric)	9,126	160,435
Dynegy, Inc. - Class A* (Electric)	3,588	24,147
E* TRADE Financial Corp.* (Diversified Financial Services)	3,432	10,365
E.I. du Pont de Nemours & Co. (Chemicals)	6,513	285,335
Eastman Chemical Co. (Chemicals)	546	32,738
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,067	30,261
Eaton Corp. (Miscellaneous Manufacturing)	1,209	85,887
eBay, Inc.* (Internet)	7,995	201,234
Ecolab, Inc. (Chemicals)	1,287	57,529
Edison International (Electric)	2,340	113,116
El Paso Corp. (Pipelines)	5,070	90,905
Electronic Arts, Inc.* (Software)	2,301	99,357
Electronic Data Systems Corp. (Computers)	3,627	89,986
Eli Lilly & Co. (Pharmaceuticals)	7,137	336,224
Embarq Corp. (Telecommunications)	1,053	48,196
EMC Corp.* (Computers)	14,937	224,204
Emerson Electric Co. (Electrical Components & Equipment)	5,655	275,398
Ensco International, Inc. (Oil & Gas)	1,053	72,804
Entergy Corp. (Electric)	1,365	145,946
EOG Resources, Inc. (Oil & Gas)	1,794	180,351
Equifax, Inc. (Commercial Services)	936	32,844
Equity Residential Properties Trust (REIT)	1,950	84,182
Exelon Corp. (Electric)	4,758	374,074
Expedia, Inc.* (Internet)	1,521	29,766
Expeditors International of Washington, Inc. (Transportation)	1,560	55,396
Express Scripts, Inc.* (Pharmaceuticals)	1,833	129,300
Exxon Mobil Corp. (Oil & Gas)	38,220	3,074,035
Family Dollar Stores, Inc. (Retail)	1,014	23,626
Fannie Mae (Diversified Financial Services)	7,683	88,355
Federated Investors, Inc. - Class B (Diversified Financial Services)	624	20,505
FedEx Corp. (Transportation)	2,223	175,261

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Fidelity National Information Services, Inc. (Software)	1,248	$23,650
Fifth Third Bancorp (Banks)	4,173	58,297
First Horizon National Corp. (Banks)	1,365	12,831
FirstEnergy Corp. (Electric)	2,184	160,633
Fiserv, Inc.* (Software)	1,170	55,949
Fluor Corp. (Engineering & Construction)	1,248	101,525
Ford Motor Co.* (Auto Manufacturers)	16,185	77,688
Forest Laboratories, Inc.* (Pharmaceuticals)	2,184	77,554
Fortune Brands, Inc. (Household Products/Wares)	1,092	62,583
FPL Group, Inc. (Electric)	2,964	191,267
Franklin Resources, Inc. (Diversified Financial Services)	1,131	113,790
Freddie Mac (Diversified Financial Services)	4,680	38,236
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,769	267,901
Frontier Communications Corp. (Telecommunications)	2,340	27,050
GameStop Corp. - Class A* (Retail)	1,170	47,397
Gannett Co., Inc. (Media)	1,638	29,681
General Dynamics Corp. (Aerospace/Defense)	2,886	257,258
General Electric Co. (Miscellaneous Manufacturing)	72,033	2,037,814
General Growth Properties, Inc. (REIT)	1,950	53,450
General Mills, Inc. (Food)	2,418	155,695
General Motors Corp. (Auto Manufacturers)	4,095	45,332
Genuine Parts Co. (Distribution/Wholesale)	1,170	46,929
Genworth Financial, Inc. - Class A (Diversified Financial Services)	3,120	49,826
Genzyme Corp.* (Biotechnology)	1,950	149,468
Gilead Sciences, Inc.* (Pharmaceuticals)	6,669	359,993
Goodrich Corp. (Aerospace/Defense)	897	44,079
Google, Inc. - Class A* (Internet)	1,677	794,479
H & R Block, Inc. (Commercial Services)	2,340	56,932
Halliburton Co. (Oil & Gas Services)	6,318	283,173
Harley-Davidson, Inc. (Leisure Time)	1,716	64,933
Harman International Industries, Inc. (Home Furnishings)	429	17,662
Hartford Financial Services Group, Inc. (Insurance)	2,262	143,388
Hasbro, Inc. (Toys/Games/Hobbies)	1,014	39,262
HCP, Inc. (REIT)	1,716	61,896
Heinz (H.J.) Co. (Food)	2,262	113,960
Hercules, Inc. (Chemicals)	819	16,421
Hess Corp. (Oil & Gas)	2,028	205,639
Hewlett-Packard Co. (Computers)	17,823	798,470
Home Depot, Inc. (Retail)	12,246	291,822
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,343	271,638
Hospira, Inc.* (Pharmaceuticals)	1,131	43,159
Host Marriott Corp. (REIT)	3,783	49,595
Hudson City Bancorp, Inc. (Savings & Loans)	3,744	68,365
Humana, Inc.* (Healthcare - Services)	1,209	53,087
Huntington Bancshares, Inc. (Banks)	2,652	18,617
IAC/InterActiveCorp* (Internet)	1,326	23,152
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,886	135,209
IMS Health, Inc. (Software)	1,326	27,713
Ingersoll-Rand Co. - Class AADR (Miscellaneous Manufacturing)	2,301	82,836
Integrys Energy Group, Inc. (Electric)	546	27,879
Intel Corp. (Semiconductors)	41,379	918,200
IntercontinentalExchange, Inc.* (Diversified Financial Services)	507	50,599
International Business Machines Corp. (Computers)	9,945	1,272,761
International Flavors & Fragrances, Inc. (Chemicals)	585	23,529
International Game Technology (Entertainment)	2,223	48,261
International Paper Co. (Forest Products & Paper)	3,081	85,405
Interpublic Group of Cos., Inc.* (Advertising)	3,393	29,824
Intuit, Inc.* (Software)	2,301	62,886
Intuitive Surgical, Inc.* (Healthcare - Products)	273	84,982
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,326	88,789
J.C. Penney Co., Inc. (Retail)	1,599	49,297
J.P. Morgan Chase & Co. (Diversified Financial Services)	24,960	1,014,125
Jabil Circuit, Inc. (Electronics)	1,521	24,731
Jacobs Engineering Group, Inc.* (Engineering & Construction)	897	69,374
Janus Capital Group, Inc. (Diversified Financial Services)	1,053	31,948
JDS Uniphase Corp.* (Telecommunications)	1,677	18,330
Johnson & Johnson (Healthcare - Products)	20,358	1,393,912
Johnson Controls, Inc. (Auto Parts & Equipment)	4,290	129,386
Jones Apparel Group, Inc. (Apparel)	624	10,446
Juniper Networks, Inc.* (Telecommunications)	3,783	98,471
KB Home (Home Builders)	546	9,604
Kellogg Co. (Food)	1,833	97,259
KeyCorp (Banks)	3,510	37,031
Kimberly-Clark Corp. (Household Products/Wares)	3,042	175,919
Kimco Realty Corp. (REIT)	1,833	64,687
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,794	20,649
KLA -Tencor Corp. (Semiconductors)	1,248	46,912
Kohls Corp.* (Retail)	2,223	93,166
Kraft Foods, Inc. (Food)	10,959	348,715
Kroger Co. (Food)	4,797	135,659
L-3 Communications Holdings, Inc. (Aerospace/Defense)	897	88,525
Laboratory Corp. of America Holdings* (Healthcare - Services)	819	55,348
Legg Mason, Inc. (Diversified Financial Services)	1,014	40,915
See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,209	$23,576
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	5,031	87,238
Lender Processing Services, Inc.* (Diversified Financial Services)	544	18,142
Lennar Corp. - Class A (Home Builders)	1,014	12,269
Leucadia National Corp. (Holding Companies - Diversified)	1,287	57,619
Lexmark International, Inc. - Class A* (Computers)	702	24,626
Limited, Inc. (Retail)	2,145	35,371
Lincoln National Corp. (Insurance)	1,872	89,294
Linear Technology Corp. (Semiconductors)	1,599	49,649
Liz Claiborne, Inc. (Apparel)	702	9,175
Lockheed Martin Corp. (Aerospace/Defense)	2,457	256,339
Loews Corp. (Insurance)	2,613	116,435
Lorillard, Inc.* (Agriculture)	1,248	83,753
Lowe’s Cos., Inc. (Retail)	10,569	214,762
LSI Logic Corp.* (Semiconductors)	4,602	31,938
M&T Bank Corp. (Banks)	546	38,427
Macy’s, Inc. (Retail)	3,042	57,220
Manitowoc Co. (Machinery-Diversified)	936	24,673
Marathon Oil Corp. (Oil & Gas)	5,109	252,742
Marriott International, Inc. - Class A (Lodging)	2,184	56,587
Marsh & McLennan Cos., Inc. (Insurance)	3,705	104,666
Marshall & Ilsley Corp. (Banks)	1,872	28,454
Masco Corp. (Building Materials)	2,613	43,088
Massey Energy Co. (Coal)	585	43,436
MasterCard, Inc. - Class A (Software)	507	123,784
Mattel, Inc. (Toys/Games/Hobbies)	2,613	52,391
MBIA, Inc. (Insurance)	1,521	9,020
McCormick & Co., Inc. (Food)	936	37,534
McDonald’s Corp. (Retail)	8,190	489,680
McGraw-Hill Cos., Inc. (Media)	2,340	95,168
McKesson Corp. (Commercial Services)	1,989	111,364
MeadWestvaco Corp. (Forest Products & Paper)	1,248	33,459
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,666	181,760
Medtronic, Inc. (Healthcare - Products)	8,112	428,557
MEMC Electronic Materials, Inc.* (Semiconductors)	1,638	75,692
Merck & Co., Inc. (Pharmaceuticals)	15,522	510,674
Meredith Corp. (Media)	273	6,978
Merrill Lynch & Co., Inc. (Diversified Financial Services)	7,137	190,201
MetLife, Inc. (Insurance)	5,148	261,364
MGIC Investment Corp. (Insurance)	897	5,741
Microchip Technology, Inc. (Semiconductors)	1,326	42,339
Micron Technology, Inc.* (Semiconductors)	5,499	26,560
Microsoft Corp. (Software)	57,876	1,488,571
Millipore Corp.* (Biotechnology)	390	27,437
Molex, Inc. (Electrical Components & Equipment)	1,014	24,873
Molson Coors Brewing Co. - Class B (Beverages)	1,014	54,726
Monsanto Co. (Agriculture)	3,978	473,820
Monster Worldwide, Inc.* (Internet)	897	15,913
Moody’s Corp. (Commercial Services)	1,482	51,588
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,995	315,643
Motorola, Inc. (Telecommunications)	16,302	140,849
Murphy Oil Corp. (Oil & Gas)	1,365	108,831
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,184	28,326
Nabors Industries, Ltd.ADR* (Oil & Gas)	2,028	73,941
National City Corp. (Banks)	5,499	26,010
National Semiconductor Corp. (Semiconductors)	1,560	32,682
National-Oilwell Varco, Inc.* (Oil & Gas Services)	3,003	236,126
NetApp, Inc.* (Computers)	2,496	63,773
Newell Rubbermaid, Inc. (Housewares)	1,989	32,878
Newmont Mining Corp. (Mining)	3,276	157,117
News Corp. - Class A (Media)	16,653	235,307
Nicor, Inc. (Gas)	312	12,424
NIKE, Inc. - Class B (Apparel)	2,730	160,196
NiSource, Inc. (Electric)	1,989	33,972
Noble Corp.ADR (Oil & Gas)	1,950	101,147
Noble Energy, Inc. (Oil & Gas)	1,248	92,190
Nordstrom, Inc. (Retail)	1,287	36,988
Norfolk Southern Corp. (Transportation)	2,730	196,342
Nortel Networks Corp.ADR* (Telecommunications)	1,477	11,284
Northern Trust Corp. (Banks)	1,365	106,702
Northrop Grumman Corp. (Aerospace/Defense)	2,457	165,577
Novell, Inc.* (Software)	2,574	14,337
Novellus Systems, Inc.* (Semiconductors)	741	15,094
Nucor Corp. (Iron/Steel)	2,262	129,432
NVIDIA Corp.* (Semiconductors)	4,017	45,954
NYSE Euronext (Diversified Financial Services)	1,911	90,276
Occidental Petroleum Corp. (Oil & Gas)	5,928	467,304
Office Depot, Inc.* (Retail)	1,989	13,525
Omnicom Group, Inc. (Advertising)	2,301	98,230
Oracle Corp.* (Software)	28,665	617,157
PACCAR, Inc. (Auto Manufacturers)	2,652	111,543
Pactiv Corp.* (Packaging & Containers)	936	22,567
Pall Corp. (Miscellaneous Manufacturing)	858	34,680
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,209	74,571
Patriot Coal Corp.* (Coal)	259	32,673
Patterson Cos., Inc.* (Healthcare - Products)	936	29,231
Paychex, Inc. (Commercial Services)	2,301	75,749
Peabody Energy Corp. (Coal)	1,950	131,918
Pepco Holdings, Inc. (Electric)	1,443	35,988

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
PepsiCo, Inc. (Beverages)	11,466	$763,177
PerkinElmer, Inc. (Electronics)	858	24,968
Pfizer, Inc. (Pharmaceuticals)	48,906	913,075
PG&E Corp. (Electric)	2,574	99,176
Philip Morris International, Inc. (Commercial Services)	15,249	787,611
Pinnacle West Capital Corp. (Electric)	741	24,875
Pitney Bowes, Inc. (Office/Business Equipment)	1,482	46,965
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,248	60,803
PNC Financial Services Group (Banks)	2,496	177,940
Polo Ralph Lauren Corp. (Apparel)	429	25,384
PPG Industries, Inc. (Chemicals)	1,170	70,949
PPL Corp. (Electric)	2,691	126,369
Praxair, Inc. (Chemicals)	2,262	212,017
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,014	94,738
Principal Financial Group, Inc. (Insurance)	1,872	79,579
Procter & Gamble Co. (Cosmetics/Personal Care)	22,074	1,445,406
Progress Energy, Inc. (Electric)	1,872	79,204
Progress Energy, Inc.CVO* (Electric)	987	0
Progressive Corp. (Insurance)	4,914	99,509
ProLogis (REIT)	1,911	93,410
Prudential Financial, Inc. (Insurance)	3,159	217,876
Public Service Enterprise Group, Inc. (Electric)	3,666	153,239
Public Storage, Inc. (REIT)	897	73,455
Pulte Homes, Inc. (Home Builders)	1,560	19,048
QLogic Corp.* (Semiconductors)	975	18,369
Qualcomm, Inc. (Telecommunications)	11,700	647,478
Quest Diagnostics, Inc. (Healthcare - Services)	1,131	60,124
Questar Corp. (Pipelines)	1,248	65,994
Qwest Communications International, Inc. (Telecommunications)	10,998	42,122
R.R. Donnelley & Sons Co. (Commercial Services)	1,521	40,611
RadioShack Corp. (Retail)	936	15,612
Range Resources Corp. (Oil & Gas)	1,131	54,921
Raytheon Co. (Aerospace/Defense)	3,042	173,181
Regions Financial Corp. (Banks)	5,031	47,694
Reynolds American, Inc. (Agriculture)	1,248	69,676
Robert Half International, Inc. (Commercial Services)	1,131	28,603
Rockwell Collins, Inc. (Aerospace/Defense)	1,170	58,137
Rockwell International Corp. (Machinery-Diversified)	1,053	46,869
Rohm & Haas Co. (Chemicals)	897	67,275
Rowan Cos., Inc. (Oil & Gas)	819	32,596
Ryder System, Inc. (Transportation)	429	28,297
SAFECO Corp. (Insurance)	663	43,864
Safeway, Inc. (Food)	3,159	84,408
SanDisk Corp.* (Computers)	1,638	23,096
Sara Lee Corp. (Food)	5,109	69,789
Schering-Plough Corp. (Pharmaceuticals)	11,700	246,636
Schlumberger, Ltd.ADR (Oil & Gas Services)	8,619	875,690
Scripps Networks Interactive - Class A* (Entertainment)	663	26,878
Seagate Technology, Inc.*(a) (Computers)	2,565	0
Sealed Air Corp. (Packaging & Containers)	1,170	25,389
Sears Holdings Corp.* (Retail)	507	41,067
Sempra Energy (Gas)	1,794	100,751
Sherwin-Williams Co. (Chemicals)	702	37,382
Sigma-Aldrich Corp. (Chemicals)	936	56,853
Simon Property Group, Inc. (REIT)	1,638	151,728
SLM Corp.* (Diversified Financial Services)	3,393	58,122
Smith International, Inc. (Oil & Gas Services)	1,443	107,330
Snap-on, Inc. (Hand/Machine Tools)	429	24,148
Southern Co. (Electric)	5,538	195,990
Southwest Airlines Co. (Airlines)	5,304	82,689
Southwestern Energy Co.* (Oil & Gas)	2,457	89,214
Sovereign Bancorp, Inc. (Savings & Loans)	3,471	33,044
Spectra Energy Corp. (Pipelines)	4,563	123,977
Sprint Nextel Corp. (Telecommunications)	20,592	167,619
St. Jude Medical, Inc.* (Healthcare - Products)	2,457	114,447
Staples, Inc. (Retail)	5,070	114,075
Starbucks Corp.* (Retail)	5,265	77,343
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,365	46,806
State Street Corp. (Banks)	3,081	220,723
Stryker Corp. (Healthcare - Products)	1,716	110,150
Sun Microsystems, Inc.* (Computers)	5,655	60,113
Sunoco, Inc. (Oil & Gas)	858	34,843
SunTrust Banks, Inc. (Banks)	2,535	104,087
SuperValu, Inc. (Food)	1,521	38,968
Symantec Corp.* (Internet)	6,084	128,190
Sysco Corp. (Food)	4,329	122,770
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,872	112,039
Target Corp. (Retail)	5,616	254,012
TECO Energy, Inc. (Electric)	1,521	28,215
Tellabs, Inc.* (Telecommunications)	2,886	14,834
Tenet Healthcare Corp.* (Healthcare - Services)	3,471	20,097
Teradata Corp.* (Computers)	1,287	30,142
Teradyne, Inc.* (Semiconductors)	1,248	11,694
Terex Corp.* (Machinery - Construction & Mining)	741	35,072
Tesoro Petroleum Corp. (Oil & Gas)	1,014	15,656
Texas Instruments, Inc. (Semiconductors)	9,555	232,951
Textron, Inc. (Miscellaneous Manufacturing)	1,794	77,985
The AES Corp.* (Electric)	4,836	78,053
The Charles Schwab Corp. (Diversified Financial Services)	6,708	153,546
The Dow Chemical Co. (Chemicals)	6,708	223,443
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	819	36,118
The Gap, Inc. (Retail)	3,237	52,180

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,847	$523,962
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,755	34,451
The Hershey Co. (Food)	1,209	44,455
The New York Times Co. - Class A (Media)	1,053	13,257
The Pepsi Bottling Group, Inc. (Beverages)	975	27,154
The Stanley Works (Hand/Machine Tools)	585	26,021
The Travelers Companies, Inc. (Insurance)	4,368	192,716
The Williams Cos., Inc. (Pipelines)	4,212	134,995
Thermo Electron Corp.* (Electronics)	3,003	181,742
Tiffany & Co. (Retail)	897	33,898
Time Warner, Inc. (Media)	25,857	370,272
Titanium Metals Corp. (Mining)	702	7,905
TJX Cos., Inc. (Retail)	3,081	103,861
Torchmark Corp. (Insurance)	663	38,487
Total System Services, Inc. (Software)	1,443	28,254
Transocean, Inc.ADR* (Oil & Gas)	2,301	313,005
Tyco Electronics, Ltd.ADR (Electronics)	3,471	115,029
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	3,471	154,668
Tyson Foods, Inc. - Class A (Food)	1,989	29,636
U.S. Bancorp (Banks)	12,597	385,594
Union Pacific Corp. (Transportation)	3,744	308,655
Unisys Corp.* (Computers)	2,574	9,498
United Parcel Service, Inc. - Class B (Transportation)	7,371	464,963
United States Steel Corp. (Iron/Steel)	858	137,589
United Technologies Corp. (Aerospace/Defense)	7,020	449,140
UnitedHealth Group, Inc. (Healthcare - Services)	8,892	249,687
UnumProvident Corp. (Insurance)	2,496	60,303
UST, Inc. (Agriculture)	1,053	55,398
V. F. Corp. (Apparel)	624	44,666
Valero Energy Corp. (Oil & Gas)	3,822	127,693
Varian Medical Systems, Inc.* (Healthcare - Products)	897	53,820
VeriSign, Inc.* (Internet)	1,404	45,686
Verizon Communications, Inc. (Telecommunications)	20,592	700,952
Viacom, Inc. - Class B* (Media)	4,563	127,445
Vornado Realty Trust (REIT)	975	92,693
Vulcan Materials Co. (Building Materials)	780	50,068
W.W. Grainger, Inc. (Distribution/Wholesale)	468	41,891
Wachovia Corp. (Banks)	15,444	266,718
Wal-Mart Stores, Inc. (Retail)	16,809	985,344
Walgreen Co. (Retail)	7,176	246,424
Walt Disney Co. (Media)	13,767	417,828
Washington Mutual, Inc. (Savings & Loans)	7,644	40,743
Washington Post Co. - Class B (Media)	39	24,112
Waste Management, Inc. (Environmental Control)	3,549	126,131
Waters Corp.* (Electronics)	741	50,344
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	741	21,422
Weatherford International, Ltd.ADR* (Oil & Gas Services)	4,914	185,405
WellPoint, Inc.* (Healthcare - Services)	3,822	200,464
Wells Fargo & Co. (Banks)	23,868	722,484
Wendy’s International, Inc. (Retail)	624	14,321
Western Union Co. (Commercial Services)	5,343	147,681
Weyerhaeuser Co. (Forest Products & Paper)	1,521	81,313
Whirlpool Corp. (Home Furnishings)	546	41,332
Whole Foods Market, Inc. (Food)	1,014	22,480
Windstream Corp. (Telecommunications)	3,237	38,585
Wrigley (WM.) Jr. Co. (Food)	1,560	123,178
Wyeth (Pharmaceuticals)	9,633	390,329
Wyndham Worldwide Corp. (Lodging)	1,287	23,089
Xcel Energy, Inc. (Electric)	3,120	62,587
Xerox Corp. (Office/Business Equipment)	6,513	88,837
Xilinx, Inc. (Semiconductors)	2,028	50,355
XL Capital, Ltd. - Class AADR (Insurance)	1,287	23,024
XTO Energy, Inc. (Oil & Gas)	3,705	174,987
Yahoo!, Inc.* (Internet)	9,945	197,806
YUM! Brands, Inc. (Retail)	3,432	122,934
Zimmer Holdings, Inc.* (Healthcare - Products)	1,677	115,562
Zions Bancorp (Banks)	780	22,831

TOTAL COMMON STOCKS (Cost $50,382,043)		79,880,668

	Principal Amount
Repurchase Agreements (11.1%)
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $3,951,230 (Collateralized by $4,015,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $4,031,604)	$3,951,000	3,951,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $5,269,307 (Collateralized by $5,283,000 of various U.S. Government Agency Obligations, 3.38%-4.65%, 9/26/08-3/5/10, market value $5,379,083)	5,269,000	5,269,000

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	July 31, 2008

	Principal Amount	Value
Repurchase Agreements, continued
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $2,335,135 (Collateralized by $2,390,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $2,390,018)	$2,335,000	$2,335,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,555,000)		11,555,000

TOTAL INVESTMENT SECURITIES (Cost $61,937,043)—88.0%		91,435,668
Net other assets (liabilities) — 12.0%		12,482,486

NET ASSETS — 100.0%		$103,918,154

*	Non-income producing security
(a)	Escrowed security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt
CVO	Contingent Value Obligation

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $15,137,663)	239	$69,975
S&P 500 Futures Contract expiring 9/19/08 (Underlying notional amount at value $41,802,750)	132	$(2,525,029)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the S&P 500 Index terminating on 8/27/08	$43,761,011	$1,374,039
Equity Index Swap Agreement based on the S&P 500 Index terminating on 8/27/08	$22,639,508	$592,472

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	0.1%
Aerospace/Defense	1.9%
Agriculture	1.2%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.1%
Banks	3.5%
Beverages	1.8%
Biotechnology	0.9%
Building Materials	0.1%
Chemicals	1.2%
Coal	0.2%
Commercial Services	1.4%
Computers	4.0%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	NM
Diversified Financial Services	4.4%
Electric	2.9%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.2%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.4%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare - Products	3.0%
Healthcare - Services	0.8%
Holding Companies - Diversified	0.1%
Home Builders	NM
Home Furnishings	NM
Household Products/Wares	0.4%
Housewares	NM
Insurance	2.6%
Internet	1.5%
Investment Companies	NM
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.1%
Machinery - Construction & Mining	0.3%
Machinery-Diversified	0.3%
Media	1.8%
Metal Fabricate/Hardware	0.1%
Mining	0.7%
Miscellaneous Manufacturing	3.8%
Office/Business Equipment	0.1%
Oil & Gas	8.5%
Oil & Gas Services	2.0%
Packaging & Containers	NM
Pharmaceuticals	4.4%
Pipelines	0.4%
REIT	1.2%
Real Estate	NM
Retail	4.0%
Savings & Loans	0.1%
Semiconductors	1.9%
Software	3.0%
Telecommunications	4.3%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Other**	23.1%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks (77.5%)
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,560	$31,574
AAR Corp.* (Aerospace/Defense)	2,600	44,694
Aaron Rents, Inc. (Commercial Services)	2,340	64,280
Abaxis, Inc.* (Healthcare - Products)	1,560	31,028
ABIOMED, Inc.* (Healthcare - Products)	2,860	50,708
AbitibiBowater, Inc. (Forest Products & Paper)	3,120	26,302
ABM Industries, Inc. (Commercial Services)	2,860	68,440
Acadia Realty Trust (REIT)	3,900	88,491
ACI Worldwide, Inc.* (Software)	2,080	40,685
Acorda Therapeutics, Inc.* (Biotechnology)	2,080	68,245
Actel Corp.* (Semiconductors)	3,380	46,475
Actuant Corp. - Class A (Miscellaneous Manufacturing)	3,120	95,035
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,820	74,365
Acxiom Corp. (Software)	4,940	63,430
Administaff, Inc. (Commercial Services)	1,560	44,788
ADTRAN, Inc. (Telecommunications)	3,640	81,390
Aeropostale, Inc.* (Retail)	3,120	100,620
Affymetrix, Inc.* (Biotechnology)	4,420	34,830
Agilysys, Inc. (Computers)	3,900	46,800
Agree Realty Corp. (REIT)	2,340	67,579
Alaska Communications Systems Group, Inc. (Telecommunications)	5,200	66,248
Albany International Corp. - Class A (Machinery-Diversified)	2,340	67,158
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,820	170,625
Align Technology, Inc.* (Healthcare - Products)	4,160	41,642
Alkermes, Inc.* (Pharmaceuticals)	5,460	85,995
Alliance One International, Inc.* (Agriculture)	5,980	26,731
Allis-Chalmers Energy, Inc.* (Oil & Gas Services)	2,080	31,970
Allscripts Healthcare Solutions, Inc.* (Software)	3,900	46,995
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	2,080	72,342
Alpharma, Inc. - Class A* (Pharmaceuticals)	2,600	59,046
Altra Holdings, Inc.* (Machinery-Diversified)	3,640	60,679
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,300	53,300
AMCOL International Corp. (Mining)	1,560	49,795
Amedisys, Inc.* (Healthcare - Services)	1,300	83,356
American Equity Investment Life Holding Co. (Insurance)	5,720	49,993
American Greetings Corp. - Class A (Household Products/Wares)	3,640	53,945
American Medical Systems Holdings, Inc.* (Healthcare - Products)	4,680	77,080
American Oriental Bioengineering, Inc.* (Biotechnology)	3,900	36,855
American Reprographics Co.* (Software)	2,860	45,789
American States Water Co. (Water)	2,600	93,912
American Superconductor Corp.* (Electrical Components & Equipment)	2,080	82,139
Amerigon, Inc.* (Auto Parts & Equipment)	4,160	27,539
AMERIGROUP Corp.* (Healthcare - Services)	2,600	66,040
Amerisafe, Inc.* (Insurance)	3,900	70,863
Amkor Technology, Inc.* (Semiconductors)	5,720	50,107
AMN Healthcare Services, Inc.* (Commercial Services)	3,380	63,882
ANADIGICS, Inc.* (Semiconductors)	4,420	26,387
Angelica Corp. (Textiles)	2,860	62,748
AngioDynamics, Inc.* (Healthcare - Products)	2,340	37,159
Anixter International, Inc.* (Telecommunications)	1,300	88,439
Ansoft Corp.* (Computers)	1,300	46,423
Apogee Enterprises, Inc. (Building Materials)	2,080	35,942
Apollo Investment Corp. (Investment Companies)	8,320	132,538
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,340	62,525
Applied Micro Circuits Corp.* (Semiconductors)	6,500	50,440
Arbitron, Inc. (Commercial Services)	1,560	73,320
Arch Chemicals, Inc. (Chemicals)	1,560	50,076
Arena Resources, Inc.* (Oil & Gas)	1,560	63,820
Ares Capital Corp. (Investment Companies)	9,100	104,013
Argo Group International Holdings, Ltd.ADR* (Insurance)	2,340	79,654
Ariba, Inc.* (Internet)	4,940	81,065
Arkansas Best Corp. (Transportation)	1,560	57,938
Arris Group, Inc.* (Telecommunications)	6,760	64,693
ArthroCare Corp.* (Healthcare - Products)	1,300	27,482
ArvinMeritor, Inc. (Auto Parts & Equipment)	3,640	50,268
Asbury Automotive Group, Inc. (Retail)	4,160	41,226
Aspen Insurance Holdings, Ltd.ADR (Insurance)	4,680	118,825
Associated Estates Realty Corp. (REIT)	4,160	58,864
Assured Guaranty, Ltd.ADR (Insurance)	3,380	38,735
ATC Technology Corp.* (Auto Parts & Equipment)	2,080	52,250
Atheros Communications* (Telecommunications)	2,860	88,660
Atlas America, Inc. (Oil & Gas)	2,080	77,043
ATP Oil & Gas Corp.* (Oil & Gas)	1,300	36,985
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	2,340	86,814
Avista Corp. (Electric)	5,980	135,268

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Avocent Corp.* (Internet)	2,860	$68,011
Baldor Electric Co. (Hand/Machine Tools)	2,340	79,677
Bally Technologies, Inc.* (Entertainment)	2,600	82,654
Banco Latinoamericano de Exportaciones, S.A. - Class EADR (Banks)	3,640	66,758
Bank Mutual Corp. (Banks)	6,500	76,050
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,600	58,734
Basic Energy Services, Inc.* (Oil & Gas Services)	2,080	55,994
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	4,160	55,661
Belden, Inc. (Electrical Components & Equipment)	2,080	76,794
Belo Corp. - Class A (Media)	7,800	52,962
Benchmark Electronics, Inc.* (Electronics)	4,160	60,902
Berry Petroleum Co. - Class A (Oil & Gas)	1,560	67,142
Bill Barrett Corp.* (Oil & Gas)	1,560	64,178
BioMed Realty Trust, Inc. (REIT)	3,900	100,620
Blackboard, Inc.* (Software)	1,560	62,338
Blount International, Inc.* (Machinery-Diversified)	4,160	47,133
Blue Coat Systems, Inc.* (Internet)	2,080	30,222
Bob Evans Farms, Inc. (Retail)	2,600	74,464
Borders Group, Inc. (Retail)	4,940	24,206
Bowne & Co., Inc. (Commercial Services)	3,120	40,342
BPZ Resources, Inc.* (Oil & Gas)	2,600	46,930
Brady Corp. - Class A (Electronics)	2,600	95,342
Briggs & Stratton Corp. (Machinery-Diversified)	4,160	56,326
Brigham Exploration Co.* (Oil & Gas)	2,600	36,400
Bronco Drilling Co., Inc.* (Oil & Gas)	4,160	72,800
Brookline Bancorp, Inc. (Savings & Loans)	8,060	78,585
Brooks Automation, Inc.* (Semiconductors)	5,980	46,704
Bruker Corp.* (Healthcare - Products)	3,120	43,118
Brunswick Corp. (Leisure Time)	5,460	70,434
Brush Engineered Materials, Inc.* (Mining)	1,560	37,331
Calgon Carbon Corp.* (Environmental Control)	2,600	49,400
California Pizza Kitchen, Inc.* (Retail)	4,160	54,288
California Water Service Group (Water)	2,600	95,524
Callaway Golf Co. (Leisure Time)	4,680	59,342
Callon Petroleum Co.* (Oil & Gas)	2,080	47,819
Cano Petroleum, Inc.* (Oil & Gas)	3,120	12,324
Capital Lease Funding, Inc. (REIT)	7,020	54,896
Capstead Mortgage Corp. (REIT)	3,640	39,749
Capstone Turbine Corp.* (Electrical Components & Equipment)	7,540	23,072
CARBO Ceramics, Inc. (Oil & Gas Services)	1,300	71,136
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,300	65,442
Carter’s, Inc.* (Apparel)	3,380	55,871
Casey’s General Stores, Inc. (Retail)	2,860	70,356
Cash America International, Inc. (Retail)	1,560	65,770
Cathay Bancorp, Inc. (Banks)	5,460	87,032
Cavium Networks, Inc.* (Semiconductors)	1,820	29,211
Cbeyond, Inc.* (Telecommunications)	2,080	35,734
Cedar Shopping Centers, Inc. (REIT)	7,800	99,528
Celera Corp.* (Biotechnology)	5,200	70,980
Centene Corp.* (Healthcare - Services)	2,340	52,205
Centennial Communications Corp.* (Telecommunications)	4,940	39,718
Central Pacific Financial Corp. (Banks)	4,420	48,929
Central Vermont Public Service Corp. (Electric)	2,600	57,304
Cenveo, Inc.* (Commercial Services)	3,640	33,634
Cepheid, Inc.* (Healthcare - Products)	2,860	48,963
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,560	72,306
Charlotte Russe Holding, Inc.* (Retail)	2,600	33,696
Charming Shoppes, Inc.* (Retail)	6,760	36,842
Chart Industries, Inc.* (Machinery-Diversified)	1,560	82,555
Chattem, Inc.* (Cosmetics/Personal Care)	1,040	67,049
Checkpoint Systems, Inc.* (Electronics)	2,600	54,782
Cheesecake Factory, Inc.* (Retail)	5,200	73,216
Chemed Corp. (Commercial Services)	1,300	55,640
Chesapeake Utilities Corp. (Oil & Gas Services)	2,340	66,901
Chico’s FAS, Inc.* (Retail)	7,540	41,998
Cirrus Logic, Inc.* (Semiconductors)	5,980	33,966
CKE Restaurants, Inc. (Retail)	4,680	57,424
Clarcor, Inc. (Miscellaneous Manufacturing)	2,600	100,152
Clean Harbors, Inc.* (Environmental Control)	780	60,871
Cleco Corp. (Electric)	4,160	104,541
CMGI, Inc.* (Internet)	3,120	38,189
Coeur d’Alene Mines Corp.* (Mining)	16,380	47,338
Cogdell Spencer, Inc. (REIT)	2,860	53,768
Cogent Communications Group, Inc.* (Internet)	2,860	34,492
Cogent, Inc.* (Electronics)	3,900	39,546
Cognex Corp. (Machinery-Diversified)	2,860	53,911
Coinstar, Inc.* (Commercial Services)	1,820	62,772
Collective Brands, Inc.* (Retail)	3,640	46,883
Colonial Properties Trust (REIT)	3,900	77,844
Comfort Systems USA, Inc. (Building Materials)	4,420	58,609
Community Bank System, Inc. (Banks)	3,640	85,904
Commvault Systems, Inc.* (Software)	2,860	43,558
Compass Minerals International, Inc. (Mining)	1,300	98,280
Complete Production Services, Inc.* (Oil & Gas Services)	2,600	82,784

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
comScore, Inc.* (Internet)	1,300	$24,804
Comstock Resources, Inc.* (Oil & Gas)	1,820	111,038
Comtech Telecommunications Corp.* (Telecommunications)	1,560	76,643
Conceptus, Inc.* (Healthcare - Products)	2,860	48,820
Concho Resources, Inc.* (Oil & Gas)	2,340	76,635
Concur Technologies, Inc.* (Software)	2,080	85,738
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	4,680	43,103
Corinthian Colleges, Inc.* (Commercial Services)	4,940	77,805
Corporate Office Properties Trust (REIT)	2,600	101,088
CoStar Group, Inc.* (Commercial Services)	1,300	64,857
Cox Radio, Inc. - Class A* (Media)	5,980	59,142
Crocs, Inc.* (Apparel)	4,940	21,934
Cross Country Healthcare, Inc.* (Commercial Services)	3,120	49,764
Crosstex Energy, Inc. (Oil & Gas)	2,340	75,208
CryoLife, Inc.* (Biotechnology)	3,380	45,934
CSG Systems International, Inc.* (Software)	3,900	69,186
CTS Corp. (Electronics)	5,460	70,216
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	3,380	76,591
Curtiss-Wright Corp. (Aerospace/Defense)	2,080	109,491
CV Therapeutics, Inc.* (Pharmaceuticals)	4,680	43,852
CVB Financial Corp. (Banks)	5,980	67,694
Cyberonics, Inc.* (Healthcare - Products)	2,340	64,631
CyberSource Corp.* (Internet)	3,380	59,995
Cypress Bioscience, Inc.* (Pharmaceuticals)	4,160	36,192
Daktronics, Inc. (Electronics)	2,080	37,128
Darwin Professional Underwriters, Inc.* (Insurance)	2,080	64,376
Data Domain, Inc.* (Computers)	2,600	56,056
DCT Industrial Trust, Inc. (REIT)	9,100	77,077
DealerTrack Holdings, Inc.* (Internet)	2,860	44,559
Deckers Outdoor Corp.* (Apparel)	520	58,765
Delta Petroleum Corp.* (Oil & Gas)	3,120	59,498
Deluxe Corp. (Commercial Services)	3,120	44,616
DHT Maritime, Inc.ADR (Transportation)	5,460	51,215
Diamond Foods, Inc. (Food)	2,340	56,909
DiamondRock Hospitality Co. (REIT)	6,500	59,930
Digimarc Corp.* (Computers)	3,640	52,052
Digital River, Inc.* (Internet)	1,820	72,600
Dillards, Inc. - Class A (Retail)	3,380	34,172
Dime Community Bancshares, Inc. (Savings & Loans)	3,900	65,247
Diodes, Inc.* (Semiconductors)	1,820	47,265
Dionex Corp.* (Electronics)	1,040	72,301
Dollar Financial Corp.* (Commercial Services)	2,340	45,256
Dress Barn, Inc.* (Retail)	3,380	54,519
Drill-Quip, Inc.* (Oil & Gas Services)	1,300	70,382
DSP Group, Inc.* (Semiconductors)	4,420	31,205
DTS, Inc.* (Home Furnishings)	1,820	52,034
Dycom Industries, Inc.* (Engineering & Construction)	2,600	41,262
Dynamic Materials Corp. (Metal Fabricate/Hardware)	1,040	34,247
Eagle Bulk Shipping, Inc.ADR (Transportation)	2,600	75,504
EarthLink, Inc.* (Internet)	5,720	51,480
East West Bancorp, Inc. (Banks)	7,800	92,898
Eclipsys Corp.* (Software)	3,640	80,262
Education Realty Trust, Inc. (REIT)	6,500	72,800
eHealth, Inc.* (Insurance)	2,080	30,202
El Paso Electric Co.* (Electric)	4,420	91,317
Electronics for Imaging, Inc.* (Computers)	4,160	58,282
EMCOR Group, Inc.* (Engineering & Construction)	3,380	101,806
EMCORE Corp.* (Semiconductors)	5,200	25,584
Empire District Electric Co. (Electric)	7,020	143,278
Emulex Corp.* (Semiconductors)	4,940	55,674
Encore Wire Corp. (Electrical Components & Equipment)	2,080	37,918
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	1,820	127,273
Energy Partners, Ltd.* (Oil & Gas)	3,380	40,154
EnerSys* (Electrical Components & Equipment)	1,820	58,750
ENGlobal Corp.* (Commercial Services)	2,860	35,292
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,560	56,176
Entegris, Inc.* (Semiconductors)	8,060	51,020
Enzon Pharmaceuticals, Inc.* (Biotechnology)	6,760	55,297
Epicor Software Corp.* (Software)	5,720	38,667
EPIQ Systems, Inc.* (Software)	4,160	48,589
eResearchTechnology, Inc.* (Internet)	3,120	45,427
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	1,300	53,495
ESSA Bancorp, Inc. (Banks)	6,500	86,450
Esterline Technologies Corp.* (Aerospace/Defense)	1,560	76,097
Euronet Worldwide, Inc.* (Commercial Services)	3,380	54,080
ev3, Inc.* (Healthcare - Products)	5,200	50,180
Evercore Partners, Inc. - Class A (Diversified Financial Services)	3,380	44,143
Evergreen Solar, Inc.* (Energy - Alternate Sources)	5,200	48,568
Exar Corp.* (Semiconductors)	6,240	48,048
EXCO Resources, Inc.* (Oil & Gas)	3,380	88,049
Exelixis, Inc.* (Biotechnology)	8,320	58,240
Exide Technologies* (Electrical Components & Equipment)	3,380	53,404
Extra Space Storage, Inc. (REIT)	5,460	77,368
EZCORP, Inc. - Class A* (Retail)	3,900	70,122
Fair Isaac Corp. (Software)	2,860	63,664
FairPoint Communications, Inc. (Telecommunications)	5,980	41,501
FalconStor Software, Inc.* (Software)	4,940	34,135
FCStone Group, Inc.* (Diversified Financial Services)	1,300	25,038

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Federal Signal Corp. (Miscellaneous Manufacturing)	4,680	$67,252
FEI Co.* (Electronics)	2,600	65,650
FelCor Lodging Trust, Inc. (REIT)	6,500	51,935
Ferro Corp. (Chemicals)	3,380	73,549
Financial Federal Corp. (Diversified Financial Services)	2,340	53,937
First BanCorp (Banks)	5,460	47,775
First Midwest Bancorp, Inc. (Banks)	4,160	85,405
First Niagara Financial Group, Inc. (Savings & Loans)	8,060	112,759
First Potomac Realty Trust (REIT)	5,200	82,576
FirstMerit Corp. (Banks)	5,980	117,686
Flotek Industries, Inc.* (Miscellaneous Manufacturing)	1,560	28,673
Flow International Corp.* (Machinery-Diversified)	4,160	27,706
Flowers Foods, Inc. (Food)	4,160	125,091
Forestar Real Estate Group, Inc.* (Real Estate)	2,340	42,307
FormFactor, Inc.* (Semiconductors)	3,120	54,288
Forward Air Corp. (Transportation)	2,080	76,107
Fossil, Inc.* (Household Products/Wares)	2,600	69,628
Foundry Networks, Inc.* (Telecommunications)	7,800	136,032
Fred’s, Inc. (Retail)	4,420	56,841
Fresh Del Monte Produce, Inc.ADR* (Food)	2,340	49,327
Fuel Systems Solutions, Inc.* (Auto Parts & Equipment)	780	29,188
FuelCell Energy, Inc.* (Energy - Alternate Sources)	6,500	53,755
Fuller (H.B.) Co. (Chemicals)	2,860	71,500
Gartner Group, Inc.* (Commercial Services)	3,120	76,003
Gaylord Entertainment Co.* (Lodging)	2,860	85,914
Genco Shipping & Trading, Ltd.ADR (Transportation)	780	53,180
Genesco, Inc. (Retail)	1,560	45,864
Genesee & Wyoming, Inc. - Class A* (Transportation)	1,820	73,655
GeoEye, Inc.* (Telecommunications)	2,080	45,032
GFI Group, Inc (Diversified Financial Services)	4,680	47,221
Gibraltar Industries, Inc. (Iron/Steel)	2,340	36,995
Glacier Bancorp, Inc. (Banks)	4,420	95,781
Gladstone Investment Corp. (Diversified Financial Services)	5,200	41,080
Glatfelter (Forest Products & Paper)	5,460	79,825
Glimcher Realty Trust (REIT)	4,940	45,991
Global Crossing, Ltd.ADR* (Telecommunications)	2,340	38,633
GMX Resources, Inc.* (Oil & Gas)	780	45,786
Golar LNG, Ltd.ADR (Transportation)	3,900	71,721
Goodrich Petroleum Corp.* (Oil & Gas)	1,040	47,684
GrafTech International, Ltd.* (Electrical Components & Equipment)	4,680	109,746
Granite Construction, Inc. (Engineering & Construction)	1,560	49,343
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,300	47,255
Greenfield Online, Inc.* (Advertising)	3,640	50,378
Grey Wolf, Inc.* (Oil & Gas)	7,540	64,392
Griffon Corp.* (Miscellaneous Manufacturing)	4,940	49,647
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	2,860	48,763
Hanmi Financial Corp. (Banks)	11,960	63,388
Harmonic, Inc.* (Telecommunications)	5,980	46,584
Harvest Natural Resources, Inc.* (Oil & Gas)	4,160	40,976
Headwaters, Inc.* (Energy - Alternate Sources)	3,640	47,720
HealthExtras, Inc.* (Pharmaceuticals)	2,340	70,223
HEALTHSOUTH Corp.* (Healthcare - Services)	4,420	72,576
Healthways, Inc.* (Healthcare - Services)	1,820	46,246
Heartland Express, Inc. (Transportation)	5,460	93,038
Hecla Mining Co.* (Mining)	7,540	69,217
HEICO Corp. (Aerospace/Defense)	1,820	63,372
Heidrick & Struggles International, Inc. (Commercial Services)	1,300	36,868
Helen of Troy, Ltd.ADR* (Household Products/Wares)	3,380	69,493
Hercules Technology Growth Capital, Inc. (Investment Companies)	6,240	62,088
Hercules, Inc. (Chemicals)	5,720	114,686
Herman Miller, Inc. (Office Furnishings)	3,380	88,353
Hexcel Corp.* (Aerospace/Defense Equipment)	4,940	93,761
Hibbett Sports, Inc.* (Retail)	2,600	54,730
Highwoods Properties, Inc. (REIT)	3,380	123,370
Hilb, Rogal, and Hobbs Co. (Insurance)	2,340	101,439
Hilltop Holdings, Inc.* (Real Estate)	6,500	67,015
HMS Holdings Corp.* (Commercial Services)	1,820	45,282
Horace Mann Educators Corp. (Insurance)	5,460	75,676
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,300	57,954
Hot Topic, Inc.* (Retail)	5,980	37,614
Hub Group, Inc. - Class A* (Transportation)	2,080	80,829
Human Genome Sciences, Inc.* (Biotechnology)	8,060	53,438
Huron Consulting Group, Inc.* (Commercial Services)	1,040	54,246
Hutchinson Technology, Inc.* (Computers)	3,900	57,876
Iconix Brand Group, Inc.* (Apparel)	3,900	46,800
II-VI, Inc.* (Electronics)	1,560	59,998
IKON Office Solutions, Inc. (Office/Business Equipment)	4,680	66,924
Immersion Corp.* (Computers)	3,380	23,829
Immucor, Inc.* (Healthcare - Products)	3,640	109,673
Incyte Genomics, Inc.* (Biotechnology)	4,940	45,744

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Independent Bank Corp. (Banks)	2,600	$68,016
Infinera Corp.* (Telecommunications)	5,460	61,480
Informatica Corp.* (Software)	5,200	84,188
Infospace, Inc. (Internet)	3,900	36,816
Inland Real Estate Corp. (REIT)	6,240	93,288
Innerworkings, Inc.* (Software)	4,160	48,506
Insight Enterprises, Inc.* (Retail)	3,640	46,446
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	3,120	53,945
Insteel Industries, Inc. (Miscellaneous Manufacturing)	2,340	41,348
Insulet Corp.* (Healthcare - Products)	2,340	32,643
Integra LifeSciences Holdings* (Biotechnology)	1,560	71,230
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	2,080	58,365
InterDigital, Inc.* (Telecommunications)	2,860	66,381
Interface, Inc. - Class A (Office Furnishings)	3,640	43,134
Interline Brands, Inc.* (Building Materials)	3,380	53,370
Intermec, Inc.* (Machinery-Diversified)	2,860	53,825
InterMune, Inc.* (Biotechnology)	2,600	44,668
International Coal Group, Inc.* (Coal)	6,240	65,333
International Shipholding Corp.* (Transportation)	2,080	49,234
Interwoven, Inc.* (Internet)	3,640	51,251
Intevac, Inc.* (Machinery-Diversified)	2,600	27,690
Invacare Corp. (Healthcare - Products)	2,860	67,296
inVentiv Health, Inc.* (Advertising)	2,080	50,253
Investors Real Estate Trust (REIT)	7,800	81,900
ION Geophysical Corp.* (Oil & Gas Services)	4,420	70,587
Iowa Telecommunications Services, Inc. (Telecommunications)	4,420	81,947
IPC Holdings, Ltd.ADR (Insurance)	3,900	125,190
iPCS, Inc.* (Telecommunications)	1,560	41,964
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	4,940	84,622
Isle of Capri Casinos, Inc.* (Entertainment)	5,200	34,528
ITC Holdings Corp. (Electric)	2,340	121,961
J. Crew Group, Inc.* (Retail)	2,080	59,821
j2 Global Communications, Inc.* (Internet)	2,340	56,090
Jack Henry & Associates, Inc. (Computers)	4,680	101,041
Jack in the Box, Inc.* (Retail)	3,120	67,330
Jackson Hewitt Tax Service, Inc. (Commercial Services)	2,340	36,176
James River Coal Co.* (Coal)	1,040	45,084
Jo-Ann Stores, Inc.* (Retail)	1,820	39,985
Kaydon Corp. (Metal Fabricate/Hardware)	1,560	73,975
Kayne Anderson Energy Development Fund (Investment Companies)	3,120	70,200
Kendle International, Inc.* (Commercial Services)	1,300	53,495
Kenexa Corp.* (Commercial Services)	2,340	43,735
Kindred Healthcare, Inc.* (Healthcare - Services)	1,560	42,073
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	5,200	85,228
Knight Transportation, Inc. (Transportation)	3,900	73,788
Knoll, Inc. (Office Furnishings)	3,640	56,202
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,040	44,938
Korn/Ferry International* (Commercial Services)	3,120	54,600
L-1 Identity Solutions, Inc.* (Electronics)	3,900	52,533
Laclede Group, Inc. (Gas)	3,120	132,319
Lance, Inc. (Food)	3,120	57,408
Landec Corp.* (Chemicals)	6,240	55,411
Landry’s Restaurants, Inc. (Retail)	3,380	49,247
LaSalle Hotel Properties (REIT)	2,600	59,046
Lawson Software, Inc.* (Software)	7,020	56,932
Layne Christensen Co.* (Engineering & Construction)	1,040	47,497
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	4,420	42,299
Lear Corp.* (Auto Parts & Equipment)	3,120	44,959
Lexington Corporate Properties Trust (REIT)	6,240	89,856
Libbey, Inc. (Housewares)	3,640	33,015
Life Time Fitness, Inc.* (Leisure Time)	1,820	54,218
Lindsay Manufacturing Co. (Machinery-Diversified)	520	47,980
Live Nation, Inc.* (Commercial Services)	4,420	55,780
Longs Drug Stores Corp. (Retail)	1,560	72,930
Louisiana-Pacific Corp. (Forest Products & Paper)	6,240	52,790
Luby’s, Inc.* (Retail)	7,540	52,478
Lufkin Industries, Inc. (Oil & Gas Services)	780	69,576
Luminex Corp.* (Healthcare - Products)	2,340	51,480
Macrovision Solutions Corp.* (Entertainment)	4,680	71,136
Magellan Health Services, Inc.* (Healthcare - Services)	2,600	108,550
Magma Design Automation, Inc.* (Electronics)	5,200	32,968
Maguire Properties, Inc. (REIT)	3,120	33,665
Maidenform Brands, Inc.* (Apparel)	2,600	39,806
Manhattan Associates, Inc.* (Computers)	2,340	57,424
Martek Biosciences Corp.* (Biotechnology)	1,820	68,450
Marth Stewart Living Ominmedia, Inc. - Class A* (Media)	3,900	28,431
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	2,860	99,242
Masimo Corp.* (Healthcare - Products)	2,600	98,202
MasTec, Inc.* (Telecommunications)	3,380	48,503

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Matrix Service Co.* (Oil & Gas Services)	1,560	$35,209
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	1,560	77,860
Max Capital Group, Ltd.ADR (Insurance)	5,200	122,044
MAXIMUS, Inc. (Commercial Services)	1,820	67,540
McMoRan Exploration Co.* (Oil & Gas)	2,340	62,782
Medarex, Inc.* (Pharmaceuticals)	8,060	79,633
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	3,120	57,283
Mentor Graphics Corp.* (Computers)	4,940	68,567
MercadoLibre, Inc.* (Commercial Services)	1,040	37,284
Meridian Bioscience, Inc. (Healthcare - Products)	2,340	60,863
Merit Medical Systems, Inc.* (Healthcare - Products)	3,120	63,055
Meritage Homes Corp.* (Home Builders)	1,820	32,851
Micros Systems, Inc.* (Computers)	4,160	131,789
Microsemi Corp.* (Semiconductors)	4,160	107,994
Micrus Endovascular Corp.* (Healthcare - Products)	3,120	45,365
Minerals Technologies, Inc. (Chemicals)	1,040	67,090
Mitcham Industries, Inc.* (Commercial Services)	2,600	39,988
MKS Instruments, Inc.* (Semiconductors)	3,120	64,272
Mobile Mini, Inc.* (Storage/Warehousing)	2,340	46,753
Modine Manufacturing Co. (Auto Parts & Equipment)	2,860	49,878
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,080	34,486
Monarch Casino & Resort, Inc.* (Lodging)	3,900	48,048
Monolithic Power Systems, Inc.* (Semiconductors)	2,080	45,240
Montpelier Re Holdings, Ltd.ADR (Insurance)	6,500	102,050
MPS Group, Inc.* (Commercial Services)	5,980	68,890
MSC.Software Corp.* (Software)	4,680	58,968
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,080	53,394
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	6,500	59,150
MVC Capital, Inc. (Investment Companies)	3,640	51,251
Myriad Genetics, Inc.* (Biotechnology)	2,340	155,610
Nara Bancorp, Inc. (Banks)	5,720	59,946
NATCO Group, Inc. - Class A* (Oil & Gas Services)	1,300	61,945
National Penn Bancshares, Inc. (Banks)	5,460	73,328
National Retail Properties, Inc. (REIT)	4,940	104,432
Natus Medical, Inc.* (Healthcare - Products)	2,600	60,346
Navigant Consulting Co.* (Commercial Services)	2,860	52,853
NCI Building Systems, Inc.* (Building Materials)	1,300	48,698
Nektar Therapeutics* (Biotechnology)	7,280	36,254
Ness Technologies, Inc.* (Commercial Services)	5,460	67,540
Net 1 UEPS Technologies, Inc.* (Commercial Services)	2,600	61,308
Netflix, Inc.* (Internet)	2,080	64,251
NETGEAR, Inc.* (Telecommunications)	2,860	43,329
Netlogic Microsystems, Inc.* (Semiconductors)	1,300	41,613
New Jersey Resources Corp. (Gas)	3,900	132,951
NewAlliance Bancshares, Inc. (Savings & Loans)	7,280	94,494
Newpark Resources, Inc.* (Oil & Gas Services)	4,680	34,258
Newport Corp.* (Electronics)	3,900	40,911
Nicor, Inc. (Gas)	2,600	103,532
NN, Inc. (Metal Fabricate/Hardware)	4,420	58,874
Nordic American Tanker Shipping, Ltd.ADR (Transportation)	1,820	72,654
Nordson Corp. (Machinery-Diversified)	1,560	110,230
Novatel Wireless, Inc.* (Telecommunications)	3,120	29,172
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	3,380	41,980
Nu Skin Enterprises, Inc. (Retail)	4,680	75,629
NuVasive, Inc.* (Healthcare - Products)	1,820	102,229
NYMAGIC, Inc. (Insurance)	2,080	41,600
Obagi Medical Products, Inc.* (Pharmaceuticals)	3,640	34,653
Oilsands Quest, Inc.* (Oil & Gas)	5,980	26,970
Old National Bancorp (Banks)	4,940	74,989
Olin Corp. (Chemicals)	3,900	115,986
Olympic Steel, Inc. (Iron/Steel)	520	26,442
OM Group, Inc.* (Chemicals)	1,560	52,416
OMEGA Healthcare Investors, Inc. (REIT)	4,940	85,314
Omnicell, Inc.* (Software)	3,640	59,150
Omniture, Inc.* (Commercial Services)	3,120	54,132
OmniVision Technologies, Inc.* (Semiconductors)	3,380	37,011
On Assignment, Inc.* (Commercial Services)	4,420	37,703
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,600	105,300
Oplink Communications, Inc.* (Telecommunications)	3,900	42,393
optionsXpress Holdings, Inc. (Diversified Financial Services)	3,120	77,407
Orbital Sciences Corp.* (Aerospace/Defense)	3,120	78,031
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,860	150,522
Otter Tail Corp. (Electric)	2,860	129,673
Overstock.com, Inc.* (Internet)	1,040	18,470
Owens & Minor, Inc. (Distribution/Wholesale)	1,820	83,574

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Pacer International, Inc. (Transportation)	2,860	$67,896
Pacific Capital Bancorp (Banks)	4,420	57,769
Pacific Sunwear of California, Inc.* (Retail)	4,680	40,763
PacWest Bancorp (Banks)	2,860	53,253
PAETEC Holding Corp.* (Telecommunications)	6,760	39,816
Palm, Inc. (Computers)	6,500	42,770
Palomar Medical Technologies, Inc.* (Healthcare - Products)	3,380	43,230
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,600	44,980
Parallel Petroleum Corp.* (Oil & Gas)	2,600	42,588
Parametric Technology Corp.* (Software)	6,500	125,905
PAREXEL International Corp.* (Commercial Services)	3,120	91,198
Parker Drilling Co.* (Oil & Gas)	6,500	52,455
PC-Tel, Inc. (Internet)	4,940	51,524
PDL BioPharma, Inc. (Biotechnology)	6,240	69,701
Peet’s Coffee & Tea, Inc.* (Beverages)	2,860	55,741
Penn Virginia Corp. (Oil & Gas)	1,820	110,565
Penson Worldwide, Inc.* (Diversified Financial Services)	2,340	43,103
PeopleSupport, Inc.* (Commercial Services)	3,900	36,192
Perficient, Inc.* (Internet)	2,860	28,800
Perini Corp.* (Engineering & Construction)	1,300	35,568
Perot Systems Corp. - Class A* (Computers)	4,420	73,902
PetMed Express, Inc.* (Pharmaceuticals)	3,380	49,010
PetroQuest Energy, Inc.* (Oil & Gas)	2,340	48,836
PharMerica Corp.* (Pharmaceuticals)	2,340	55,341
Phase Forward, Inc.* (Software)	2,860	52,624
PHH Corp.* (Commercial Services)	3,380	52,356
Phoenix Technologies, Ltd.* (Software)	4,420	53,349
Photon Dynamics, Inc.* (Electronics)	4,940	73,606
Pioneer Drilling Co.* (Oil & Gas)	3,380	53,708
Piper Jaffray* (Diversified Financial Services)	1,300	46,150
Plantronics, Inc. (Telecommunications)	2,860	69,641
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	2,860	103,246
Plexus Corp.* (Electronics)	2,600	74,100
PMC-Sierra, Inc.* (Semiconductors)	10,140	73,414
PNM Resources, Inc. (Electric)	5,200	60,892
Polaris Industries, Inc. (Leisure Time)	1,560	66,768
Polycom, Inc.* (Telecommunications)	4,940	116,584
PolyOne Corp.* (Chemicals)	5,460	40,950
Pool Corp. (Distribution/Wholesale)	3,380	74,630
Portland General Electric Co. (Electric)	4,940	116,041
Post Properties, Inc. (REIT)	2,340	74,389
Power Integrations, Inc.* (Semiconductors)	2,080	56,826
Powerwave Technologies, Inc.* (Telecommunications)	8,840	36,244
Premiere Global Services, Inc.* (Telecommunications)	4,420	66,786
Prestige Brands Holdings, Inc.* (Healthcare - Products)	3,380	33,530
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	2,340	38,610
Progress Software Corp.* (Software)	3,380	99,473
Prosperity Bancshares, Inc. (Banks)	3,120	100,152
Provident Financial Services, Inc. (Savings & Loans)	4,420	64,488
Provident New York Bancorp (Savings & Loans)	5,980	73,434
PSS World Medical, Inc.* (Healthcare - Products)	4,420	74,079
Psychiatric Solutions, Inc.* (Healthcare - Services)	2,600	91,052
Quest Resource Corp.* (Oil & Gas)	3,380	31,028
Quest Software, Inc.* (Software)	4,940	74,643
Quidel Corp.* (Healthcare - Products)	2,600	52,676
Quiksilver, Inc.* (Apparel)	6,500	49,855
Rackable Systems, Inc.* (Computers)	3,380	42,757
RadiSys Corp.* (Computers)	3,640	42,151
Radyne Corp.* (Telecommunications)	4,160	47,798
RAIT Financial Trust (REIT)	5,460	36,309
Ralcorp Holdings, Inc.* (Food)	1,820	98,207
RCN Corp.* (Telecommunications)	4,420	53,791
Realty Income Corp. (REIT)	5,460	137,538
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	2,860	36,694
Redwood Trust, Inc. (REIT)	1,820	39,731
Regal-Beloit Corp. (Hand/Machine Tools)	1,560	65,130
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,640	79,680
Regis Corp. (Retail)	2,600	72,774
Rent-A-Center, Inc.* (Commercial Services)	3,380	71,656
Resources Connection, Inc. (Commercial Services)	2,340	54,148
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	2,080	52,915
Riverbed Technology, Inc.* (Computers)	3,380	53,641
Robbins & Myers, Inc. (Machinery-Diversified)	1,560	79,201
Rock-Tenn Co. - Class A (Forest Products & Paper)	2,340	83,187
Rockwood Holdings Inc.* (Chemicals)	2,340	89,271
Rofin-Sinar Technologies, Inc.* (Electronics)	1,820	61,625
Rosetta Resources, Inc.* (Oil & Gas)	2,860	67,553
Royal Gold, Inc. (Mining)	2,860	102,045
RTI Biologics, Inc.* (Healthcare - Products)	4,940	40,953
RTI International Metals, Inc.* (Mining)	1,300	35,438
Ruddick Corp. (Food)	2,080	64,397
Rural Cellular Corp. - Class A* (Telecommunications)	1,300	58,448
S&T Bancorp, Inc. (Banks)	2,860	95,924
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	4,940	39,421

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,600	$69,108
SAVVIS, Inc.* (Telecommunications)	2,860	46,132
School Specialty, Inc.* (Retail)	2,340	77,945
Schulman (A.), Inc. (Chemicals)	3,640	84,557
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,380	62,902
Sciele Pharma, Inc. (Pharmaceuticals)	2,600	48,490
Seabright Insurance Holdings* (Insurance)	4,160	47,840
Seattle Genetics, Inc.* (Biotechnology)	4,420	50,211
Selective Insurance Group, Inc. (Insurance)	3,380	73,008
Semtech Corp.* (Semiconductors)	4,940	71,976
Senior Housing Properties Trust (REIT)	5,720	120,406
Sensient Technologies Corp. (Chemicals)	2,860	89,003
Sequenom, Inc.* (Biotechnology)	3,900	83,304
Silgan Holdings, Inc. (Packaging & Containers)	1,560	82,399
Silicon Image, Inc.* (Semiconductors)	6,500	45,565
Sinclair Broadcast Group, Inc. - Class A (Media)	6,500	49,595
SkyWest, Inc. (Airlines)	4,420	67,272
Skyworks Solutions, Inc.* (Semiconductors)	7,800	73,788
Smart Balance, Inc.* (Food)	4,680	34,632
Solera Holdings, Inc.* (Software)	3,120	90,449
Solutia, Inc.* (Chemicals)	3,640	55,583
Sonic Corp.* (Retail)	4,940	74,545
SONICWALL, Inc.* (Internet)	5,200	30,368
Sonus Networks, Inc.* (Telecommunications)	10,140	36,808
Sotheby’s (Commercial Services)	3,380	93,761
Southwest Gas Corp. (Water)	5,460	58,913
Spartan Stores, Inc. (Food)	2,080	49,483
Starent Networks Corp.* (Software)	2,600	34,060
STEC, Inc.* (Computers)	3,120	31,200
Steinway Musical Instruments, Inc.* (Commercial Services)	1,820	50,450
STERIS Corp. (Healthcare - Products)	3,120	106,610
Sterling Bancorp (Banks)	3,900	54,756
Sterling Bancshares, Inc. (Banks)	9,100	88,452
Steven Madden, Ltd.* (Apparel)	2,340	52,627
Stewart Information Services Corp. (Insurance)	2,860	49,936
Stifel Financial Corp.* (Diversified Financial Services)	1,560	65,692
Stone Energy Corp.* (Oil & Gas)	1,040	53,061
Strategic Hotels & Resorts, Inc. (REIT)	7,280	57,439
Sun Communities, Inc. (REIT)	5,460	92,711
Sun Healthcare Group, Inc.* (Healthcare - Services)	3,380	48,300
Sunrise Assisted Living, Inc.* (Healthcare - Services)	2,340	41,956
Sunstone Hotel Investors, Inc. (REIT)	4,420	57,195
Superior Essex, Inc.* (Electrical Components & Equipment)	1,300	58,526
Superior Industries International, Inc. (Auto Parts & Equipment)	3,380	57,088
Superior Well Services, Inc.* (Oil & Gas Services)	1,560	49,546
Susquehanna Bancshares, Inc. (Banks)	5,720	81,910
SVB Financial Group* (Banks)	2,600	149,734
Swift Energy Co.* (Oil & Gas)	1,300	66,066
Switch & Data Facilities Co.* (Internet)	2,080	35,006
Sybase, Inc.* (Software)	3,900	131,079
Sykes Enterprises, Inc.* (Computers)	2,860	50,508
Synaptics, Inc.* (Computers)	1,300	62,686
Syniverse Holdings, Inc.* (Telecommunications)	2,600	42,120
T-3 Energy Services, Inc.* (Oil & Gas Services)	780	53,485
Take-Two Interactive Software, Inc.* (Software)	3,900	88,920
Tanger Factory Outlet Centers, Inc. (REIT)	2,340	87,376
Taser International, Inc.* (Electronics)	5,460	27,518
Team, Inc.* (Commercial Services)	1,300	47,463
Technitrol, Inc. (Electronics)	3,120	43,742
Tecumseh Products Co. - Class A* (Machinery-Diversified)	1,040	34,060
Tekelec* (Telecommunications)	5,200	81,068
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,560	98,124
TeleTech Holdings, Inc.* (Commercial Services)	3,120	42,432
Tempur-Pedic International, Inc. (Home Furnishings)	3,900	36,621
Tennant Co. (Machinery-Diversified)	1,560	41,044
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	3,380	48,740
Tercica, Inc.* (Biotechnology)	5,460	48,266
Tessera Technologies, Inc.* (Semiconductors)	2,860	49,821
Tetra Tech, Inc.* (Environmental Control)	3,120	89,638
Texas Capital Bancshares, Inc.* (Banks)	4,420	71,383
Texas Industries, Inc. (Building Materials)	780	40,326
The Cato Corp. - Class A (Retail)	3,120	55,817
The Children’s Place Retail Stores, Inc.* (Retail)	1,300	49,465
The Finish Line, Inc. - Class A* (Retail)	3,641	39,505
The Geo Group, Inc.* (Commercial Services)	2,860	68,754
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	2,080	33,093
The Gymboree Corp.* (Apparel)	1,300	48,620
The Hain Celestial Group, Inc.* (Food)	3,380	88,353
The Knot, Inc.* (Internet)	4,420	38,719
The Medicines Co.* (Pharmaceuticals)	3,380	75,070
The Men’s Wearhouse, Inc. (Retail)	2,860	56,943
The Pep Boys - Manny, Moe & Jack (Retail)	4,940	36,457
The Phoenix Cos., Inc. (Insurance)	7,800	75,894

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
The Ryland Group, Inc. (Home Builders)	2,340	$48,181
The Spectranetics Corp.* (Healthcare - Products)	3,640	32,578
The Steak n Shake Co.* (Retail)	6,500	44,785
The Timberland Co. - Class A* (Apparel)	3,120	44,741
The TriZetto Group, Inc.* (Internet)	3,380	73,718
The Ultimate Software Group, Inc.* (Software)	1,560	40,919
The Warnaco Group, Inc.* (Apparel)	2,080	87,256
Theravance, Inc.* (Pharmaceuticals)	3,900	62,322
thinkorswim Group, Inc.* (Diversified Financial Services)	3,900	31,317
Thoratec Corp.* (Healthcare - Products)	3,900	73,164
THQ, Inc.* (Software)	3,640	55,255
Tibco Software, Inc.* (Internet)	10,400	85,384
Titan International, Inc. (Auto Parts & Equipment)	1,560	72,088
TiVo, Inc.* (Home Furnishings)	6,760	51,917
TNS, Inc.* (Commercial Services)	2,080	47,424
Toreador Resources Corp.* (Oil & Gas)	3,640	25,880
Town Sports International Holdings, Inc.* (Commercial Services)	3,900	38,961
Tractor Supply Co.* (Retail)	2,080	79,061
TradeStation Group, Inc.* (Diversified Financial Services)	4,420	47,648
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	2,080	76,565
Tredegar Corp. (Miscellaneous Manufacturing)	2,860	46,847
TreeHouse Foods, Inc.* (Food)	2,600	70,460
Triple-S Management Corp. - Class BADR* (Healthcare - Services)	3,380	53,641
TriQuint Semiconductor, Inc.* (Semiconductors)	8,060	45,378
True Religion Apparel, Inc.* (Apparel)	1,300	33,592
TrueBlue, Inc.* (Commercial Services)	3,380	51,038
TrustCo Bank Corp. NY (Banks)	8,320	72,634
Trustmark Corp. (Banks)	3,640	65,738
TTM Technologies, Inc.* (Electronics)	4,160	46,800
Tupperware Corp. (Household Products/Wares)	2,860	111,540
tw telecom, Inc.* (Telecommunications)	7,280	116,334
TXCO Resources, Inc.* (Oil & Gas)	3,900	36,660
U-Store-It Trust (REIT)	6,240	72,696
U.S. Physical Therapy, Inc.* (Healthcare - Services)	4,420	72,179
UAL Corp. (Airlines)	5,720	47,533
Ultratech Stepper, Inc.* (Semiconductors)	2,860	42,156
UMB Financial Corp. (Banks)	1,820	100,227
Under Armour, Inc. - Class A* (Retail)	1,820	53,053
Unisource Energy Corp. (Electric)	2,080	63,544
United America Indemnity, Ltd. - Class AADR* (Insurance)	3,640	47,429
United Natural Foods, Inc.* (Food)	2,860	54,969
United Online, Inc. (Internet)	4,160	45,178
United Therapeutics Corp.* (Pharmaceuticals)	1,040	117,926
Universal American Financial Corp.* (Insurance)	3,900	40,911
Universal Corp. (Agriculture)	1,300	67,106
Universal Health Realty Income Trust (REIT)	2,600	90,922
Universal Technical Institute, Inc.* (Commercial Services)	3,380	49,618
USA Mobility, Inc. (Telecommunications)	5,460	44,335
USEC, Inc.* (Mining)	5,720	29,858
UTStarcom, Inc.* (Telecommunications)	8,060	38,043
VAALCO Energy, Inc.* (Oil & Gas)	4,940	32,357
Vail Resorts, Inc.* (Entertainment)	1,820	73,492
Valassis Communications, Inc.* (Commercial Services)	3,120	27,518
Valeant Pharmaceuticals International* (Pharmaceuticals)	3,900	66,768
ValueClick, Inc.* (Internet)	4,680	55,692
Varian, Inc.* (Electronics)	1,560	77,064
Veeco Instruments, Inc.* (Semiconductors)	3,380	55,026
Venoco, Inc.* (Oil & Gas)	1,560	26,208
VeriFone Holdings, Inc.* (Software)	3,900	58,344
Vignette Corp.* (Internet)	3,900	43,914
ViroPharma, Inc.* (Pharmaceuticals)	4,160	51,210
VistaPrint, Ltd.ADR* (Commercial Services)	2,600	67,002
Vital Images, Inc.* (Software)	3,380	51,376
VIVUS, Inc.* (Healthcare - Products)	5,460	46,028
Volcano Corp.* (Healthcare - Products)	3,380	51,275
Volcom, Inc.* (Apparel)	1,300	23,322
Volterra Semiconductor Corp.* (Semiconductors)	2,600	42,640
W-H Energy Services, Inc.* (Oil & Gas Services)	1,560	142,787
W.R. Grace & Co.* (Chemicals)	3,640	93,803
Wabtec Corp. (Machinery-Diversified)	2,080	115,440
Warren Resources, Inc.* (Oil & Gas)	4,680	54,662
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	1,820	105,451
Watts Water Technologies, Inc. - Class A (Electronics)	2,600	76,804
Websense, Inc.* (Internet)	3,120	65,114
Werner Enterprises, Inc. (Transportation)	4,160	99,050
West Coast Bancorp (Banks)	4,160	45,802
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,560	71,635
Westamerica Bancorp (Banks)	1,560	81,120
Westar Energy, Inc. (Electric)	5,720	126,298
Westfield Financial, Inc. (Banks)	5,460	53,781
Willbros Group, Inc.ADR* (Oil & Gas Services)	1,820	68,396
Wind River Systems, Inc.* (Software)	4,940	57,946
Winn-Dixie Stores, Inc.* (Food)	3,120	49,577
WMS Industries, Inc.* (Leisure Time)	2,340	65,941
Wolverine World Wide, Inc. (Apparel)	2,600	69,498

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2008

	Shares	Value
Common Stocks, continued
Woodward Governor Co. (Electronics)	2,860	$128,700
World Fuel Services Corp. (Retail)	2,080	50,128
World Wrestling Entertainment, Inc. (Entertainment)	4,420	72,444
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,900	69,186
Wright Express Corp.* (Commercial Services)	2,340	62,127
Wright Medical Group, Inc.* (Healthcare - Products)	2,860	90,061
XenoPort, Inc.* (Pharmaceuticals)	1,300	59,566
YRC Worldwide, Inc.* (Transportation)	3,640	61,516
Zenith National Insurance Corp. (Insurance)	2,080	71,573
Zoll Medical Corp.* (Healthcare - Products)	1,300	40,950
Zoltek Cos., Inc.* (Chemicals)	1,560	34,819
Zoran Corp.* (Semiconductors)	3,900	32,253

TOTAL COMMON STOCKS (Cost $42,454,139)		46,389,624

	Principal Amount
Repurchase Agreements (20.2%)
Deutsche Bank, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $4,140,242 (Collateralized by $4,207,000 Federal Home Loan Mortgage Corp., 3.00%, 4/30/10, market value $4,224,398)	$4,140,000	4,140,000
HSBC, 2.10%, 8/1/08+, dated 7/31/08, with a repurchase price of $5,521,322 (Collateralized by $5,534,000 of various U.S. Government Agency Obligations, 3.38%-4.65%, 9/26/08-3/5/10, market value $5,637,410)	5,521,000	5,521,000
UBS, 2.08%, 8/1/08+, dated 7/31/08, with a repurchase price of $2,447,141 (Collateralized by $2,505,000 Federal Home Loan Bank, 2.60%, 1/6/10, market value $2,505,019)	2,447,000	2,447,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,108,000)		12,108,000

TOTAL INVESTMENT SECURITIES (Cost $54,562,139)—97.7%		58,497,624
Net other assets (liabilities) — 2.3%		1,362,076

NET ASSETS — 100.0%		$59,859,700

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $21,709,900)	61	$923,524
Russell 2000 Mini Futures Contract expiring 9/19/08 (Underlying notional amount at value $28,614,360)	402	2,033,350
Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring 9/19/08 (Underlying notional amount at value $4,270,800)	60	(14,169)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 8/27/08	$24,825,544	$484,801
Equity Index Swap Agreement based on the Russell 2000 Index terminating on 8/27/08	2,631,505	68,328

UltraSmall-Cap ProFund invested as a percentage of net assets, in the following industries, as of July 31, 2008:

Advertising	0.2%
Aerospace/Defense	0.7%
Aerospace/Defense Equipment	0.2%
Agriculture	0.1%
Airlines	0.2%
Apparel	1.1%
Auto Parts & Equipment	0.8%
Banks	3.4%
Beverages	0.2%
Biotechnology	2.6%
Building Materials	0.5%
Chemicals	1.7%
Coal	0.2%
Commercial Services	5.2%
Computers	2.0%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.3%
Diversified Financial Services	1.2%
Electric	1.8%
Electrical Components & Equipment	1.0%
Electronics	2.1%
Energy - Alternate Sources	0.3%
Engineering & Construction	0.7%
Entertainment	0.5%
Environmental Control	0.3%
Food	1.4%
Forest Products & Paper	0.4%
Gas	0.6%
Hand/Machine Tools	0.2%
Healthcare - Products	3.9%
Healthcare - Services	1.3%
Home Builders	0.2%
Home Furnishings	0.3%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	2.7%
Internet	2.4%

See notes to the financial statements.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	July 31, 2008

Investment Companies	0.7%
Iron/Steel	0.1%
Leisure Time	0.5%
Lodging	0.2%
Machinery-Diversified	1.6%
Media	0.3%
Metal Fabricate/Hardware	0.7%
Mining	0.8%
Miscellaneous Manufacturing	1.4%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	3.5%
Oil & Gas Services	1.7%
Packaging & Containers	0.1%
Pharmaceuticals	2.9%
REIT	4.1%
Real Estate	0.2%
Retail	4.0%
Savings & Loans	0.7%
Semiconductors	2.8%
Software	3.4%
Storage/Warehousing	0.1%
Telecommunications	3.8%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.5%
Water	0.3%
Other**	22.5%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See notes to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the ProFunds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Bull ProFund, Small-Cap ProFund, UltraBull ProFund, and UltraSmall-Cap ProFund (the “Funds”), as of July 31, 2008, and for the year then ended, and have issued our unqualified report thereon dated September 26, 2008 (which report and financial statements are included in Item 1 of this Form N-CSR). Our audit included an audit of the Funds’ schedules of portfolio investments (the “Schedules”) as of July 31, 2008 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audit.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements and financial highlights of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

Columbus, Ohio

September 26, 2008

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer
Date October 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer
Date October 2, 2008

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer
Date October 2, 2008

*	Print the name and title of each signing officer under his or her signature.